UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1.	Reports to Stockholders.

AXA Premier VIP Trust

2011 Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2011

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Core Bond Index Portfolio	29.6%
Multimanager Core Bond Portfolio	16.5
EQ/PIMCO Ultra Short Bond Portfolio	12.8
Multimanager Multi-Sector Bond Portfolio	8.7
ATM Large Cap Portfolio	6.7
EQ/Global Bond PLUS Portfolio	6.7
EQ/Intermediate Government Bond Index Portfolio	5.2
ATM International Portfolio	2.1
EQ/Large Cap Growth PLUS Portfolio	1.6
Multimanager Large Cap Core Equity Portfolio	1.0
Multimanager Large Cap Value Portfolio	1.0
EQ/BlackRock Basic Value Equity Portfolio	0.9
EQ/Large Cap Value PLUS Portfolio	0.9
ATM Mid Cap Portfolio	0.8
EQ/Large Cap Core PLUS Portfolio	0.7
EQ/Large Cap Growth Index Portfolio	0.6
EQ/Boston Advisors Equity Income Portfolio	0.5
EQ/Global Multi-Sector Equity Portfolio	0.5
ATM Small Cap Portfolio	0.5
EQ/GAMCO Small Company Value Portfolio	0.4
EQ/International Core PLUS Portfolio	0.4
Multimanager Mid Cap Growth Portfolio	0.3
EQ/MFS International Growth Portfolio	0.2
EQ/International ETF Portfolio	0.2
Multimanager International Equity Portfolio	0.2
EQ/AllianceBernstein Small Cap Growth Portfolio	0.2
EQ/International Equity Index Portfolio	0.2
Multimanager Small Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/International Value PLUS Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,027.20	$0.75
Hypothetical (5% average return before expenses)	1,000.00	1,024.05	0.75
Class B
Actual	1,000.00	1,026.20	2.01
Hypothetical (5% average return before expenses)	1,000.00	1,022.81	2.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.15% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	4,037,982	$44,938,650
ATM Large Cap Portfolio‡	12,092,487	144,007,384
ATM Mid Cap Portfolio‡	1,375,582	17,191,792
ATM Small Cap Portfolio‡	792,819	10,123,659
EQ/AllianceBernstein Small Cap Growth Portfolio‡	222,783	4,013,394
EQ/BlackRock Basic Value Equity Portfolio‡	1,342,819	19,156,129
EQ/Boston Advisors Equity Income Portfolio‡	2,089,597	11,609,880
EQ/Core Bond Index Portfolio‡	63,804,045	631,854,444
EQ/GAMCO Small Company Value Portfolio‡	189,852	7,838,325
EQ/Global Bond PLUS Portfolio‡	14,018,321	144,006,674
EQ/Global Multi-Sector Equity Portfolio‡	813,399	10,596,739
EQ/Intermediate Government Bond Index Portfolio‡	10,989,361	110,559,681
EQ/International Core PLUS Portfolio‡	772,174	7,757,902
EQ/International Equity Index Portfolio‡	433,494	3,946,932
EQ/International ETF Portfolio‡	578,287	4,345,026
EQ/International Value PLUS Portfolio‡	297,830	3,671,039
EQ/Large Cap Core PLUS Portfolio‡	2,043,836	15,548,284
EQ/Large Cap Growth Index Portfolio‡	1,442,419	13,479,220
EQ/Large Cap Growth PLUS Portfolio‡	1,851,627	33,296,016
EQ/Large Cap Value PLUS Portfolio‡	1,717,755	18,481,298
EQ/MFS International Growth Portfolio‡	782,238	5,316,886
EQ/PIMCO Ultra Short Bond Portfolio‡	27,420,509	274,213,363
Multimanager Core Bond Portfolio‡	33,203,504	351,965,158

	Number of Shares	Value (Note 1)

Multimanager International Equity Portfolio‡	355,951	$4,061,339
Multimanager Large Cap Core Equity Portfolio‡	2,102,933	22,705,066
Multimanager Large Cap Value Portfolio‡	2,017,401	20,785,905
Multimanager Mid Cap Growth Portfolio*‡	667,227	6,772,055
Multimanager Mid Cap Value Portfolio‡	352,437	3,716,093
Multimanager Multi-Sector Bond Portfolio‡	46,618,142	185,654,903
Multimanager Small Cap Growth Portfolio*‡	409,443	3,776,442

Total Investment Companies (99.9%)
(Cost $2,016,535,436)		2,135,389,678

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $5,959,772)	$5,959,772	5,959,772

Total Investments (100.2%) (Cost $2,022,495,208)		2,141,349,450
Other Assets Less Liabilities (-0.2%)		(5,157,425)

Net Assets (100%)		$2,136,192,025

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolio.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$44,273,564	$3,526,375	$5,047,113	$44,938,650	$—	$284,518
ATM Large Cap Portfolio	158,183,231	16,783,108	36,310,167	144,007,384	—	3,516,994
ATM Mid Cap Portfolio	13,891,769	4,763,187	2,546,036	17,191,792	—	119,779
ATM Small Cap Portfolio	6,561,059	3,000,000	—	10,123,659	—	—
EQ/AllianceBernstein Small Cap Growth Portfolio	3,667,620	—	—	4,013,394	—	—
EQ/BlackRock Basic Value Equity Portfolio	28,009,118	1,322,390	9,198,882	19,156,129	—	2,300,480
EQ/Boston Advisors Equity Income Portfolio	8,922,203	4,381,594	2,184,893	11,609,880	—	148,015
EQ/Core Bond Index Portfolio	715,025,534	66,119,523	160,192,463	631,854,444	—	775,612
EQ/International Equity Index Portfolio(a)	3,935,312	440,797	604,263	3,946,932	—	62,191

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/GAMCO Small Company Value Portfolio	$7,410,863	$—	$—	$7,838,325	$—	$—
EQ/Global Bond PLUS Portfolio	142,200,449	15,901,514	18,217,042	144,006,674	—	(222,788)
EQ/Global Multi-Sector Equity Portfolio	10,596,014	881,594	1,190,353	10,596,739	—	142,554
EQ/Intermediate Government Bond Index Portfolio	111,747,747	10,906,733	13,949,869	110,559,681	—	45,661
EQ/International Core PLUS Portfolio	7,629,343	440,797	594,174	7,757,902	—	72,280
EQ/International ETF Portfolio	4,134,920	—	—	4,345,026	—	—
EQ/International Value PLUS Portfolio (b)	3,695,272	440,797	596,823	3,671,039	—	69,631
EQ/Large Cap Core PLUS Portfolio	15,392,779	1,322,390	1,890,962	15,548,284	—	108,400
EQ/Large Cap Growth Index Portfolio	13,238,226	1,322,390	1,728,344	13,479,220	—	271,017
EQ/Large Cap Growth PLUS Portfolio	32,953,028	3,085,578	4,007,553	33,296,016	—	657,624
EQ/Large Cap Value PLUS Portfolio	12,559,173	6,381,594	1,208,291	18,481,298	—	124,616
EQ/MFS International Growth Portfolio (c)	5,301,322	440,797	582,759	5,316,886	—	83,695
EQ/PIMCO Ultra Short Bond Portfolio	206,809,256	83,310,717	17,535,798	274,213,363	—	(207,999)
Multimanager Core Bond Portfolio	373,802,898	34,384,175	59,386,483	351,965,158	4,409,992	432,377
Multimanager International Equity Portfolio	4,139,008	440,797	602,839	4,061,339	—	63,615
Multimanager Large Cap Core Equity Portfolio	22,231,147	1,763,186	2,339,002	22,705,066	—	326,813
Multimanager Large Cap Value Portfolio	26,306,093	3,644,781	8,586,616	20,785,905	—	1,912,107
Multimanager Mid Cap Growth Portfolio	6,597,978	881,594	1,149,499	6,772,055	—	183,409
Multimanager Mid Cap Value Portfolio	3,982,278	881,594	1,182,466	3,716,093	—	150,442
Multimanager Multi-Sector Bond Portfolio	179,148,615	19,460,717	17,585,826	185,654,903	—	(258,027)
Multimanager Small Cap Growth Portfolio	3,635,396	—	—	3,776,442	—	—

	$2,175,981,215	$286,228,719	$368,418,516	$2,135,389,678	$4,409,992	$11,163,016

(a)	formerly known as EQ/AllianceBernstein International Portfolio
(b)	formerly known as EQ/BlackRock International Value Portfolio
(c)	formerly known as EQ/International Growth Portfolio

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,135,389,678	$—	$2,135,389,678
Short-Term Investments	—	5,959,772	—	5,959,772

Total Assets	$—	$2,141,349,450	$—	$2,141,349,450

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,141,349,450	$—	$2,141,349,450

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$286,228,719
Net Proceeds of Sales and Redemptions:
Investment Companies	$379,581,532

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,669,734
Aggregate gross unrealized depreciation	(19,299)

Net unrealized appreciation	$118,650,435

Federal income tax cost of investments	$2,022,699,015

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,016,535,436)	$2,135,389,678
Unaffiliated Issuers (Cost $5,959,772)	5,959,772
Receivable from Separate Accounts for Trust shares sold	2,044,391
Receivable for securities sold	1,722,182
Other assets	10,340

Total assets	2,145,126,363

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	8,064,896
Distribution fees payable - Class B	429,921
Administrative fees payable	222,430
Trustees’ fees payable	10,287
Accrued expenses	206,804

Total liabilities	8,934,338

NET ASSETS	$2,136,192,025

Net assets were comprised of:
Paid in capital	$2,179,878,670
Accumulated undistributed net investment income (loss)	330,903
Accumulated undistributed net realized gain (loss) on investments	(162,871,790)
Unrealized appreciation (depreciation) on investments	118,854,242

Net assets	$2,136,192,025

Class A
Net asset value, offering and redemption price per share, $30,334,204 / 3,090,552 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

Class B
Net asset value, offering and redemption price per share, $2,105,857,821 / 214,732,277 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,409,992
Interest	1

Total income	4,409,993

EXPENSES
Distribution fees - Class B	2,551,501
Administrative fees	1,566,105
Investment management fees	1,033,313
Custodian fees	87,386
Printing and mailing expenses	81,009
Professional fees	36,814
Trustees’ fees	17,678
Miscellaneous	17,570

Gross expenses	5,391,376
Less: Waiver from investment advisor	(1,317,313)

Net expenses	4,074,063

NET INVESTMENT INCOME (LOSS)	335,930

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	11,163,016
Net change in unrealized appreciation (depreciation) on securities	41,598,260

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,761,276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,097,206

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$335,930	$37,355,206
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	11,163,016	103,410,970
Net change in unrealized appreciation (depreciation) on investments	41,598,260	16,613,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,097,206	157,379,726

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(491,531)
Class B	—	(46,032,734)

	—	(46,524,265)

Distributions from net realized capital gains
Class A	—	(875,484)
Class B	—	(91,638,792)

	—	(92,514,276)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(139,038,541)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,274,467 and 1,486,178 shares, respectively ]	12,341,031	14,582,391
Capital shares issued in reinvestment of dividends and distributions [ 0 and 143,279 shares, respectively ]	—	1,367,015
Capital shares repurchased [ (376,938) and (2,414,101) shares, respectively ]	(3,657,885)	(23,469,547)

Total Class A transactions	8,683,146	(7,520,141)

Class B
Capital shares sold [ 31,220,131 and 73,737,828 shares, respectively ]	303,520,007	719,449,201
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,423,205 shares, respectively ]	—	137,671,526
Capital shares repurchased [ (41,813,559) and (76,731,608) shares, respectively ]	(404,432,732)	(756,484,066)

Total Class B transactions	(100,912,725)	100,636,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(92,229,579)	93,116,520

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,132,373)	111,457,705
NET ASSETS:
Beginning of period	2,175,324,398	2,063,866,693

End of period (a)	$2,136,192,025	$2,175,324,398

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$330,903	$(5,027)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class A			2010		2009		2008	2007	2006
Net asset value, beginning of period	$9.56		$9.51		$9.13		$10.90	$10.87	$10.69

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01	(e)	0.19	(e)	0.33	(e)	0.53 (e)	0.47 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments	0.25		0.53		0.59		(1.71)	0.18	0.30

Total from investment operations	0.26		0.72		0.92		(1.18)	0.65	0.71

Less distributions:
Dividends from net investment income	—		(0.24)		(0.24)		(0.46)	(0.43)	(0.38)
Distributions from net realized gains	—		(0.43)		(0.30)		(0.13)	(0.19)	(0.15)

Total dividends and distributions	—		(0.67)		(0.54)		(0.59)	(0.62)	(0.53)

Net asset value, end of period	$9.82		$9.56		$9.51		$9.13	$10.90	$10.87

Total return (b)	2.72%		7.59%		10.07%		(10.79)%	6.11%	6.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,334		$20,959		$28,327		$13,472	$9,015	$4,999
Ratio of expenses to average net assets:
After waivers (a)(f)	0.15	%(j)	0.13	%(j)	0.11	%(j)	0.10%	0.10%	0.10%
Before waivers (a)(f)	0.27%		0.28%		0.29%		0.30%	0.31%	0.32%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	0.28%		1.91%		3.44%		5.12%	4.17%	3.80%
Before waivers (a)(f)(x)	0.15%		1.77%		3.25%		4.92%	3.96%	3.58%
Portfolio turnover rate	14%		50%		79%		59%	39%	55%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008	2007	2006
Net asset value, beginning of period	$9.56		$9.52		$9.13		$10.90	$10.87	$10.69

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.17	(e)	0.22	(e)	0.58 (e)	0.45 (e)	0.38 (e)
Net realized and unrealized gain (loss) on investments	0.25		0.52		0.68		(1.78)	0.17	0.30

Total from investment operations	0.25		0.69		0.90		(1.20)	0.62	0.68

Less distributions:
Dividends from net investment income	—		(0.22)		(0.21)		(0.44)	(0.40)	(0.35)
Distributions from net realized gains	—		(0.43)		(0.30)		(0.13)	(0.19)	(0.15)

Total dividends and distributions	—		(0.65)		(0.51)		(0.57)	(0.59)	(0.50)

Net asset value, end of period	$9.81		$9.56		$9.52		$9.13	$10.90	$10.87

Total return (b)	2.62%		7.20%		9.90%		(11.02)%	5.74%	6.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,105,858		$2,154,365		$2,035,540		$1,443,563	$585,489	$339,978
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40	%(j)	0.38	%(j)	0.36	%(j)	0.35%	0.35%	0.35%
Before waivers (a)(f)	0.52%		0.53%		0.54%		0.55%	0.56%	0.57%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	0.03%		1.71%		2.30%		5.69%	4.02%	3.48%
Before waivers (a)(f)(x)	(0.10)%		1.56%		2.12%		5.50%	3.81%	3.26%
Portfolio turnover rate	14%		50%		79%		59%	39%	55%

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.75% for Class A and 1.00% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Core Bond Index Portfolio	20.3%
Multimanager Core Bond Portfolio	11.2
ATM Large Cap Portfolio	10.9
EQ/PIMCO Ultra Short Bond Portfolio	10.0
Multimanager Multi-Sector Bond Portfolio	8.2
EQ/Global Bond PLUS Portfolio	5.5
ATM International Portfolio	5.0
EQ/Intermediate Government Bond Index Portfolio	4.0
ATM Small Cap Portfolio	2.6
EQ/Large Cap Growth PLUS Portfolio	2.5
ATM Mid Cap Portfolio	2.0
Multimanager Large Cap Value Portfolio	1.6
EQ/Global Multi-Sector Equity Portfolio	1.5
EQ/Large Cap Value PLUS Portfolio	1.5
EQ/BlackRock Basic Value Equity Portfolio	1.4
Multimanager Large Cap Core Equity Portfolio	1.3
EQ/Large Cap Core PLUS Portfolio	1.2
EQ/Large Cap Growth Index Portfolio	1.1
EQ/Boston Advisors Equity Income Portfolio	1.0
EQ/GAMCO Small Company Value Portfolio	0.9
EQ/International Core PLUS Portfolio	0.8
EQ/AllianceBernstein Small Cap Growth Portfolio	0.8
EQ/MFS International Growth Portfolio	0.8
EQ/International ETF Portfolio	0.6
EQ/AXA Franklin Small Cap Value Core Portfolio	0.5
EQ/International Value PLUS Portfolio	0.5
Multimanager International Equity Portfolio	0.5
Multimanager Small Cap Growth Portfolio	0.4
EQ/International Equity Index Portfolio	0.4
Multimanager Mid Cap Growth Portfolio	0.3
Multimanager Small Cap Value Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,035.40	$1.11
Hypothetical (5% average return before expenses)	1,000.00	1,023.70	1.10
Class B
Actual	1,000.00	1,033.30	2.37
Hypothetical (5% average return before expenses)	1,000.00	1,022.46	2.36

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.22% and 0.47% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	9,376,814	$104,354,447
ATM Large Cap Portfolio‡	18,976,349	225,986,123
ATM Mid Cap Portfolio‡	3,276,305	40,946,701
ATM Small Cap Portfolio‡	4,242,776	54,176,823
EQ/AllianceBernstein Small Cap Growth Portfolio‡	888,493	16,006,061
EQ/AXA Franklin Small Cap Value Core Portfolio‡	1,036,347	11,022,702
EQ/BlackRock Basic Value Equity Portfolio‡	2,016,291	28,763,627
EQ/Boston Advisors Equity Income Portfolio‡	3,780,969	21,007,208
EQ/Core Bond Index Portfolio‡	42,609,522	421,964,088
EQ/GAMCO Small Company Value Portfolio‡	433,977	17,917,389
EQ/Global Bond PLUS Portfolio‡	11,144,358	114,483,178
EQ/Global Multi-Sector Equity Portfolio‡	2,418,315	31,505,145
EQ/International Equity Index Portfolio‡	936,127	8,523,375
EQ/Intermediate Government Bond Index Portfolio‡	8,359,421	84,100,875
EQ/International Core PLUS Portfolio‡	1,615,698	16,232,652
EQ/International ETF Portfolio‡	1,687,144	12,676,554
EQ/International Value PLUS Portfolio‡	858,564	10,582,639
EQ/Large Cap Core PLUS Portfolio‡	3,278,360	24,939,804
EQ/Large Cap Growth Index Portfolio‡	2,465,571	23,040,445
EQ/Large Cap Growth PLUS Portfolio‡	2,933,290	52,746,519
EQ/Large Cap Value PLUS Portfolio‡	2,914,470	31,356,730
EQ/MFS International Growth Portfolio‡	2,329,123	15,831,087
EQ/Mid Cap Index Portfolio‡	384,761	3,510,617
EQ/PIMCO Ultra Short Bond Portfolio‡	20,825,254	208,258,822
EQ/Small Company Index Portfolio‡	367,512	4,108,054

	Number of Shares	Value (Note 1)

Multimanager Core Bond Portfolio‡	22,021,670	$233,435,016
Multimanager International Equity Portfolio‡	886,378	10,113,408
Multimanager Large Cap Core Equity Portfolio‡	2,388,556	25,788,898
Multimanager Large Cap Value Portfolio‡	3,267,955	33,670,751
Multimanager Mid Cap Growth Portfolio*‡	515,410	5,231,172
Multimanager Mid Cap Value Portfolio‡	243,991	2,572,635
Multimanager Multi-Sector Bond Portfolio‡	42,646,600	169,838,391
Multimanager Small Cap Growth Portfolio*‡	982,571	9,062,607
Multimanager Small Cap Value Portfolio‡	386,095	4,419,181

Total Investment Companies (99.9%)
(Cost $1,885,484,721)		2,078,173,724

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $1,083,306)	$1,083,306	1,083,306

Total Investments (100.0%) (Cost $1,886,568,027)		2,079,257,030
Other Assets Less Liabilities (0.0%)		1,006,406

Net Assets (100%)		$2,080,263,436

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$100,305,622	$9,326,205	$10,479,686	$104,354,447	$—	$521,284
ATM Large Cap Portfolio	234,476,259	12,270,439	31,166,683	225,986,123	—	2,656,823
ATM Mid Cap Portfolio	43,746,416	1,854,088	7,409,745	40,946,701	—	804,957
ATM Small Cap Portfolio	42,763,755	10,942,068	2,379,280	54,176,823	—	121,043
EQ/AllianceBernstein Small Cap Growth Portfolio	12,582,614	2,812,019	646,044	16,006,061	—	68,334
EQ/AXA Franklin Small Cap Value Core Portfolio	10,108,446	1,162,019	707,459	11,022,702	—	6,919
EQ/BlackRock Basic Value Equity Portfolio	28,091,909	824,039	1,305,252	28,763,627	—	123,504

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Boston Advisors Equity Income Portfolio	$26,804,066	$1,030,049	$7,005,872	$21,007,208	$—	$1,280,073
EQ/Core Bond Index Portfolio	473,259,064	25,881,024	85,158,804	421,964,088	—	346,044
EQ/GAMCO Small Company Value Portfolio	16,474,535	1,162,019	643,680	17,917,389	—	70,698
EQ/Global Bond PLUS Portfolio	115,324,228	6,826,205	11,052,073	114,483,178	—	(51,103)
EQ/Global Multi-Sector Equity Portfolio	26,461,940	5,530,049	1,596,911	31,505,145	—	189,034
EQ/Intermediate Government Bond Index Portfolio	77,849,244	10,496,156	5,700,816	84,100,875	—	14,208
EQ/International Core PLUS Portfolio	15,962,733	618,029	982,078	16,232,652	—	89,489
EQ/International Equity Index Portfolio(a)	8,340,959	412,019	653,192	8,523,375	—	61,186
EQ/International ETF Portfolio	12,360,005	412,019	680,429	12,676,554	—	33,949
EQ/International Value PLUS Portfolio(b)	9,992,514	1,118,029	988,539	10,582,639	—	83,029
EQ/Large Cap Core PLUS Portfolio	24,237,935	824,039	1,324,935	24,939,804	—	103,821
EQ/Large Cap Growth Index Portfolio	27,269,450	1,030,049	5,734,186	23,040,445	—	1,426,759
EQ/Large Cap Growth PLUS Portfolio	49,305,829	4,060,097	3,147,599	52,746,519	—	424,291
EQ/Large Cap Value PLUS Portfolio	30,700,181	1,442,068	2,216,607	31,356,730	—	283,716
EQ/MFS International Growth Portfolio(c)	14,440,094	1,412,019	630,785	15,831,087	—	83,593
EQ/Mid Cap Index Portfolio	3,240,503	—	—	3,510,617	—	—
EQ/PIMCO Ultra Short Bond Portfolio	153,262,715	60,714,185	6,819,890	208,258,822	—	(33,299)
EQ/Small Company Index Portfolio	3,864,915	—	—	4,108,054	—	—
Multimanager Core Bond Portfolio	236,721,547	21,605,875	27,385,581	233,435,016	2,937,359	45,436
Multimanager International Equity Portfolio	9,872,330	1,324,039	1,323,837	10,113,408	—	104,919
Multimanager Large Cap Core Equity Portfolio	24,861,160	824,039	1,447,180	25,788,898	—	(18,424)
Multimanager Large Cap Value Portfolio	43,318,627	3,060,097	15,127,233	33,670,751	—	(180,343)
Multimanager Mid Cap Growth Portfolio	4,905,624	206,010	308,821	5,231,172	—	48,368
Multimanager Mid Cap Value Portfolio	2,602,221	206,010	306,553	2,572,635	—	50,636
Multimanager Multi-Sector Bond Portfolio	174,707,070	7,944,234	17,763,215	169,838,391	—	(690,678)
Multimanager Small Cap Growth Portfolio	8,266,257	806,010	326,193	9,062,607	—	30,996
Multimanager Small Cap Value Portfolio	4,307,922	206,011	353,478	4,419,181	—	3,711

	$2,070,788,689	$198,341,257	$252,772,636	$2,078,173,724	$2,937,359	$8,102,973

(a)	formerly known as EQ/AllianceBernstein International Portfolio
(b)	formerly known as EQ/BlackRock International Value Portfolio
(c)	formerly known as EQ/International Growth Portfolio

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,078,173,724	$—	$2,078,173,724
Short-Term Investments	—	1,083,306	—	1,083,306

Total Assets	$—	$2,079,257,030	$—	$2,079,257,030

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,079,257,030	$—	$2,079,257,030

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$198,341,257
Net Proceeds of Sales and Redemptions:
Investment Companies	$260,875,609

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,752,342
Aggregate gross unrealized depreciation	(11,172,551)

Net unrealized appreciation	$192,579,791

Federal income tax cost of investments	$1,886,677,239

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,885,484,721)	$2,078,173,724
Unaffiliated Issuers (Cost $1,083,306)	1,083,306
Receivable for securities sold	1,525,758
Receivable from Separate Accounts for Trust shares sold	1,200,134
Other assets	10,117

Total assets	2,081,993,039

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	785,369
Distribution fees payable - Class B	408,408
Administrative fees payable	255,540
Investment management fees payable	75,891
Trustees’ fees payable	16,795
Accrued expenses	187,600

Total liabilities	1,729,603

NET ASSETS	$2,080,263,436

Net assets were comprised of:
Paid in capital	2,202,780,194
Accumulated undistributed net investment income (loss)	(1,775,094)
Accumulated undistributed net realized gain (loss) on investments	(313,430,667)
Unrealized appreciation (depreciation) on investments	192,689,003

Net assets	$2,080,263,436

Class A
Net asset value, offering and redemption price per share, $63,831,189 / 6,417,254 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.95

Class B
Net asset value, offering and redemption price per share, $2,016,432,247 / 202,891,643 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,937,359

EXPENSES
Distribution fees - Class B	2,471,040
Administrative fees	1,546,271
Investment management fees	1,020,091
Custodian fees	116,017
Printing and mailing expenses	79,919
Professional fees	36,625
Trustees’ fees	17,190
Miscellaneous	16,572

Gross expenses	5,303,725
Less: Waiver from investment advisor	(590,144)

Net expenses	4,713,581

NET INVESTMENT INCOME (LOSS)	(1,776,222)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	8,102,973
Net change in unrealized appreciation (depreciation) on securities	61,816,414

NET REALIZED AND UNREALIZED GAIN (LOSS)	69,919,387

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,143,165

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,776,222)	$27,199,402
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	8,102,973	83,768,295
Net change in unrealized appreciation (depreciation) on investments	61,816,414	66,206,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,143,165	177,174,400

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,391,896)
Class B	—	(38,823,864)

	—	(40,215,760)

Distributions from net realized capital gains
Class A	—	(1,860,732)
Class B	—	(58,479,779)

	—	(60,340,511)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(100,556,271)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 881,538 and 2,071,628 shares, respectively ]	8,665,215	19,616,507
Capital shares issued in reinvestment of dividends and distributions [ 0 and 339,484 shares, respectively ]	—	3,252,628
Capital shares repurchased [ (1,065,475) and (3,090,779) shares, respectively ]	(10,463,876)	(29,718,231)

Total Class A transactions	(1,798,661)	(6,849,096)

Class B
Capital shares sold [ 16,754,375 and 31,741,437 shares, respectively ]	164,521,538	300,951,943
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,151,119 shares, respectively ]	—	97,303,643
Capital shares repurchased [ (22,230,162) and (35,023,683) shares, respectively ]	(217,833,298)	(336,007,924)

Total Class B transactions	(53,311,760)	62,247,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,110,421)	55,398,566

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,032,744	132,016,695
NET ASSETS:
Beginning of period	2,067,230,692	1,935,213,997

End of period (a)	$2,080,263,436	$2,067,230,692

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,775,094)	$1,128

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class A			2010		2009		2008		2007	2006
Net asset value, beginning of period	$9.61		$9.27		$8.73		$11.59		$11.61	$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.14	(e)	0.24	(e)	0.44	(e)	0.43 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments	0.34		0.71		1.05		(2.65)		0.23	0.65

Total from investment operations	0.34		0.85		1.29		(2.21)		0.66	1.01

Less distributions:
Dividends from net investment income	—		(0.22)		(0.20)		(0.38)		(0.42)	(0.36)
Distributions from net realized gains	—		(0.29)		(0.55)		(0.27)		(0.26)	(0.20)

Total dividends and distributions	—		(0.51)		(0.75)		(0.65)		(0.68)	(0.56)

Net asset value, end of period	$9.95		$9.61		$9.27		$8.73		$11.59	$11.61

Total return (b)	3.54%		9.24%		14.78%		(19.24)%		5.73%	9.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,831		$63,455		$67,465		$42,358		$10,943	$5,544
Ratio of expenses to average net assets:
After waivers (a)(f)	0.22	%(j)	0.20	%(j)	0.18	%(j)	0.10%		0.10%	0.10%
Before waivers (a)(f)	0.28%		0.28%		0.30%		0.30%		0.29%	0.28%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	0.07%		1.48%		2.56%		4.29%		3.58%	3.10%
Before waivers (a)(f)(x)	0.01%		1.41%		2.45%		4.10%		3.39%	2.91%
Portfolio turnover rate	10%		33%		75%		51%		21%	20%

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008		2007	2006
Net asset value, beginning of period	$9.62		$9.27		$8.73		$11.59		$11.61	$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.13	(e)	0.17	(e)	0.35	(e)	0.37 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments	0.32		0.71		1.09		(2.58)		0.26	0.64

Total from investment operations	0.32		0.84		1.26		(2.23)		0.63	0.97

Less distributions:
Dividends from net investment income	—		(0.20)		(0.17)		(0.36)		(0.39)	(0.32)
Distributions from net realized gains	—		(0.29)		(0.55)		(0.27)		(0.26)	(0.20)

Total dividends and distributions	—		(0.49)		(0.72)		(0.63)		(0.65)	(0.52)

Net asset value, end of period	$9.94		$9.62		$9.27		$8.73		$11.59	$11.61

Total return (b)	3.33%		9.07%		14.48%		(19.45)%		5.46%	8.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,016,432		$2,003,775		$1,867,749		$1,369,870		$1,150,399	$809,200
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.45	%(j)	0.43	%(j)	0.35%		0.35%	0.35%
Before waivers (a)(f)	0.53%		0.53%		0.55%		0.55	%(c)	0.54%	0.53%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.18)%		1.35%		1.90%		3.37%		3.07%	2.84%
Before waivers (a)(f)(x)	(0.24)%		1.28%		1.79%		3.18%		2.88%	2.65%
Portfolio turnover rate	10%		33%		75%		51%		21%	20%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Core Bond Index Portfolio	15.9%
ATM Large Cap Portfolio	12.1
Multimanager Core Bond Portfolio	9.0
EQ/PIMCO Ultra Short Bond Portfolio	8.6
Multimanager Multi-Sector Bond Portfolio	7.7
ATM International Portfolio	7.4
EQ/Global Bond PLUS Portfolio	4.5
ATM Small Cap Portfolio	3.7
EQ/Intermediate Government Bond Index Portfolio	3.4
EQ/Large Cap Growth PLUS Portfolio	3.0
EQ/Large Cap Value PLUS Portfolio	2.1
EQ/Global Multi-Sector Equity Portfolio	1.9
ATM Mid Cap Portfolio	1.9
Multimanager Large Cap Value Portfolio	1.9
EQ/AllianceBernstein Small Cap Growth Portfolio	1.5
Multimanager International Equity Portfolio	1.3
EQ/Large Cap Growth Index Portfolio	1.2
EQ/GAMCO Small Company Value Portfolio	1.2
EQ/Large Cap Core PLUS Portfolio	1.2
EQ/International Core PLUS Portfolio	1.2
Multimanager Large Cap Core Equity Portfolio	1.2
EQ/BlackRock Basic Value Equity Portfolio	1.1
EQ/Boston Advisors Equity Income Portfolio	1.1
EQ/MFS International Growth Portfolio	1.1
EQ/AXA Franklin Small Cap Value Core Portfolio	0.9
Multimanager Small Cap Growth Portfolio	0.8
EQ/International ETF Portfolio	0.8
EQ/International Value PLUS Portfolio	0.8
EQ/International Equity Index Portfolio	0.6
Multimanager Small Cap Value Portfolio	0.3
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,037.90	$1.26
Hypothetical (5% average return before expenses)	1,000.00	1,023.55	1.25
Class B
Actual	1,000.00	1,036.60	2.52
Hypothetical (5% average return before expenses)	1,000.00	1,022.32	2.51

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.25% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	74,167,384	$825,407,863
ATM Large Cap Portfolio‡	113,175,500	1,347,787,876
ATM Mid Cap Portfolio‡	16,859,673	210,709,319
ATM Small Cap Portfolio‡	32,364,119	413,263,676
EQ/AllianceBernstein Small Cap Growth Portfolio‡	9,055,817	163,139,143
EQ/AXA Franklin Small Cap Value Core Portfolio‡	9,076,343	96,536,994
EQ/BlackRock Basic Value Equity Portfolio‡	8,759,725	124,962,843
EQ/Boston Advisors Equity Income Portfolio‡	22,483,014	124,916,474
EQ/Core Bond Index Portfolio‡	179,407,974	1,776,685,577
EQ/GAMCO Small Company Value Portfolio‡	3,321,257	137,122,925
EQ/Global Bond PLUS Portfolio‡	49,184,313	505,258,039
EQ/Global Multi-Sector Equity Portfolio‡	16,410,890	213,796,540
EQ/Intermediate Government Bond Index Portfolio‡	38,212,215	384,438,220
EQ/International Core PLUS Portfolio‡	13,564,539	136,280,709
EQ/International Equity Index Portfolio‡	7,603,645	69,230,659
EQ/International ETF Portfolio‡	11,993,413	90,113,937
EQ/International Value PLUS Portfolio‡	6,864,050	84,606,076
EQ/Large Cap Core PLUS Portfolio‡	17,999,400	136,928,662
EQ/Large Cap Growth Index Portfolio‡	14,828,469	138,570,147
EQ/Large Cap Growth PLUS Portfolio‡	18,436,069	331,518,013
EQ/Large Cap Value PLUS Portfolio‡	21,906,326	235,689,754
EQ/MFS International Growth Portfolio‡	17,881,157	121,538,521
EQ/Mid Cap Index Portfolio‡	1,174,508	10,716,404
EQ/PIMCO Ultra Short Bond Portfolio‡	96,234,219	962,371,227

	Number of Shares	Value (Note 1)

EQ/Small Company Index Portfolio‡	2,125,149	$23,754,926
Multimanager Core Bond Portfolio‡	95,079,906	1,007,869,970
Multimanager International Equity Portfolio‡	12,360,514	141,031,154
Multimanager Large Cap Core Equity Portfolio‡	12,355,135	133,396,636
Multimanager Large Cap Value Portfolio‡	20,061,344	206,698,236
Multimanager Mid Cap Growth Portfolio*‡	2,312,273	23,468,515
Multimanager Mid Cap Value Portfolio‡	1,223,311	12,898,573
Multimanager Multi-Sector Bond Portfolio‡	216,073,160	860,502,792
Multimanager Small Cap Growth Portfolio*‡	10,069,862	92,877,979
Multimanager Small Cap Value Portfolio‡	3,044,576	34,847,773

Total Investment Companies (99.9%)
(Cost $10,028,434,766)		11,178,936,152

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $9,803,138)	$9,803,138	9,803,138

Total Investments (100.0%) (Cost $10,038,237,904)		11,188,739,290
Other Assets Less Liabilities (0.0%)		(3,715,473)

Net Assets (100%)		$11,185,023,817

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$808,396,818	$20,951,787	$46,077,149	$825,407,863	$—	$2,422,498
ATM Large Cap Portfolio	1,397,402,113	8,618,037	123,495,717	1,347,787,876	—	12,753,683
ATM Mid Cap Portfolio	234,585,487	348,988	38,001,099	210,709,319	—	3,915,439
ATM Small Cap Portfolio	340,256,973	61,317,262	10,496,564	413,263,676	—	336,651
EQ/AllianceBernstein Small Cap Growth Portfolio	134,910,972	18,726,905	3,759,402	163,139,143	—	573,884
EQ/AXA Franklin Small Cap Value Core Portfolio	95,770,039	95,179	3,188,822	96,536,994	—	61,143
EQ/BlackRock Basic Value Equity Portfolio	125,236,186	2,158,631	8,150,288	124,962,843	—	16,320

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Boston Advisors Equity Income Portfolio	$126,033,710	$158,631	$7,526,183	$124,916,474	$—	$890,424
EQ/Core Bond Index Portfolio	2,019,504,508	29,165,002	307,473,528	1,776,685,577	—	25,483
EQ/GAMCO Small Company Value Portfolio	113,681,514	20,126,905	4,023,936	137,122,925	—	309,351
EQ/Global Bond PLUS Portfolio	494,553,070	30,539,346	34,954,990	505,258,039	—	(38,523)
EQ/Global Multi-Sector Equity Portfolio	208,781,644	3,722,084	7,711,167	213,796,540	—	(127,917)
EQ/Intermediate Government Bond Index Portfolio	409,086,841	475,893	32,049,143	384,438,220	—	200,680
EQ/International Core PLUS Portfolio	129,811,962	7,595,179	6,943,698	136,280,709	—	306,267
EQ/International Equity Index Portfolio(a)	68,390,941	95,179	3,000,832	69,230,659	—	249,133
EQ/International ETF Portfolio	92,719,924	95,179	7,092,347	90,113,937	—	157,618
EQ/International Value PLUS Portfolio (b)	88,282,343	126,905	8,403,373	84,606,076	—	(70,087)
EQ/Large Cap Core PLUS Portfolio	139,653,063	158,631	9,688,692	136,928,662	—	727,916
EQ/Large Cap Growth Index Portfolio	154,521,566	190,357	20,260,266	138,570,147	—	6,239,663
EQ/Large Cap Growth PLUS Portfolio	321,952,549	1,817,262	9,452,372	331,518,013	—	1,380,844
EQ/Large Cap Value PLUS Portfolio	287,121,718	348,988	51,682,821	235,689,754	—	15,733,717
EQ/MFS International Growth Portfolio (c)	108,486,276	9,563,452	2,030,010	121,538,521	—	136,633
EQ/Mid Cap Index Portfolio	9,891,860	—	—	10,716,404	—	—
EQ/PIMCO Ultra Short Bond Portfolio	654,438,549	322,571,072	19,539,063	962,371,227	—	(39,275)
EQ/Small Company Index Portfolio	22,348,969	—	—	23,754,926	—	—
Multimanager Core Bond Portfolio	1,056,830,324	36,027,132	96,750,256	1,007,869,970	13,194,632	249,250
Multimanager International Equity Portfolio	147,513,901	222,084	11,403,652	141,031,154	—	179,599
Multimanager Large Cap Core Equity Portfolio	127,209,287	3,658,631	5,463,326	133,396,636	—	(46,718)
Multimanager Large Cap Value Portfolio	209,830,602	285,536	14,575,668	206,698,236	—	(75,774)
Multimanager Mid Cap Growth Portfolio	21,372,007	—	—	23,468,515	—	—
Multimanager Mid Cap Value Portfolio	12,320,859	—	—	12,898,573	—	—
Multimanager Multi-Sector Bond Portfolio	888,735,939	6,697,977	57,543,886	860,502,792	—	(710,812)
Multimanager Small Cap Growth Portfolio	90,082,882	2,495,179	2,998,422	92,877,979	—	251,539
Multimanager Small Cap Value Portfolio	33,852,462	31,726	1,103,188	34,847,773	—	(19,866)

	$11,173,567,858	$588,385,119	$954,839,860	$11,178,936,152	$13,194,632	$45,988,763

(a)	formerly known as EQ/AllianceBernstein International Portfolio
(b)	formerly known as EQ/BlackRock International Value Portfolio
(c)	formerly known as EQ/International Growth Portfolio

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,178,936,152	$—	$11,178,936,152
Short-Term Investments	—	9,803,138	—	9,803,138

Total Assets	$—	$11,188,739,290	$—	$11,188,739,290

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,188,739,290	$—	$11,188,739,290

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$588,385,119
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,000,828,623

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,256,502,013
Aggregate gross unrealized depreciation	(106,423,688)

Net unrealized appreciation	$1,150,078,325

Federal income tax cost of investments	$10,038,660,965

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $10,028,434,766)	$11,178,936,152
Unaffiliated Issuers (Cost $9,803,138)	9,803,138
Receivable from Separate Accounts for Trust shares sold	2,917,454
Receivable for securities sold	1,140,895
Other assets	59,538

Total assets	11,192,857,177

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	3,125,830
Distribution fees payable - Class B	1,685,745
Administrative fees payable	1,368,422
Investment management fees payable	819,466
Trustees’ fees payable	235,036
Accrued expenses	598,861

Total liabilities	7,833,360

NET ASSETS	$11,185,023,817

Net assets were comprised of:
Paid in capital	12,304,328,975
Accumulated undistributed net investment income (loss)	(8,409,692)
Accumulated undistributed net realized gain (loss) on investments	(2,261,396,852)
Unrealized appreciation (depreciation) on investments	1,150,501,386

Net assets	$11,185,023,817

Class A
Net asset value, offering and redemption price per share, $2,902,981,212 / 207,978,627 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.96

Class B
Net asset value, offering and redemption price per share, $8,282,042,605 / 597,747,225 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$13,194,632

EXPENSES
Distribution fees - Class B	10,342,604
Administrative fees	8,386,463
Investment management fees	5,580,163
Printing and mailing expenses	437,092
Professional fees	98,333
Custodian fees	93,927
Trustees’ fees	93,379
Miscellaneous	80,069

Gross expenses	25,112,030
Less: Waiver from investment advisor	(632,926)

Net expenses	24,479,104

NET INVESTMENT INCOME (LOSS)	(11,284,472)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($45,988,763 of realized gain (loss) from affiliates)	46,064,383
Net change in unrealized appreciation (depreciation) on securities	371,823,035

NET REALIZED AND UNREALIZED GAIN (LOSS)	417,887,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$406,602,946

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,284,472)	$130,618,494
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	46,064,383	322,553,175
Net change in unrealized appreciation (depreciation) on investments	371,823,035	566,725,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	406,602,946	1,019,896,789

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(65,828,006)
Class B	—	(168,414,316)

	—	(234,242,322)

Distributions from net realized capital gains
Class A	—	(66,277,351)
Class B	—	(191,968,620)

	—	(258,245,971)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(492,488,293)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,473,553 and 7,894,626 shares, respectively ]	47,861,635	103,941,913
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,886,927 shares, respectively ]	—	132,105,357
Capital shares repurchased [ (9,726,193) and (20,376,573) shares, respectively ]	(134,062,111)	(268,625,794)

Total Class A transactions	(86,200,476)	(32,578,524)

Class B
Capital shares sold [ 15,035,898 and 42,896,091 shares, respectively ]	205,648,953	561,702,310
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,143,448 shares, respectively ]	—	360,382,936
Capital shares repurchased [ (37,547,243) and (65,337,266) shares, respectively ]	(513,697,956)	(850,216,515)

Total Class B transactions	(308,049,003)	71,868,731

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(394,249,479)	39,290,207

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,353,467	566,698,703
NET ASSETS:
Beginning of period	11,172,670,350	10,605,971,647

End of period (a)	$11,185,023,817	$11,172,670,350

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(8,409,692)	$2,874,780

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class A			2010		2009		2008	2007	2006
Net asset value, beginning of period	$13.45		$12.80		$11.82		$17.10	$16.93	$15.88

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.18	(e)	0.23	(e)	0.48 (e)	0.45 (e)	0.39 (e)
Net realized and unrealized gain (loss) on investments	0.51		1.11		1.82		(4.57)	0.65	1.29

Total from investment operations	0.51		1.29		2.05		(4.09)	1.10	1.68

Less distributions:
Dividends from net investment income	—		(0.32)		(0.21)		(0.57)	(0.60)	(0.49)
Distributions from net realized gains	—		(0.32)		(0.86)		(0.62)	(0.33)	(0.14)

Total dividends and distributions	—		(0.64)		(1.07)		(1.19)	(0.93)	(0.63)

Net asset value, end of period	$13.96		$13.45		$12.80		$11.82	$17.10	$16.93

Total return (b)	3.79%		10.14%		17.34%		(24.29)%	6.56%	10.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,902,981		$2,881,375		$2,775,033		$2,494,212	$3,143,322	$3,103,418
Ratio of expenses to average net assets:
After waivers (a)(f)	0.25	%(j)	0.23	%(j)	0.21	%(j)	0.10%	0.10%	0.10%
Before waivers (a)(f)	0.26%		0.27%		0.28%		0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.02)%		1.39%		1.85%		3.19%	2.58%	2.36%
Before waivers (a)(f)(x)	(0.03)%		1.36%		1.78%		3.02%	2.41%	2.20%
Portfolio turnover rate	5%		26%		71%		34%	9%	19%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008		2007	2006
Net asset value, beginning of period	$13.37		$12.72		$11.76		$17.01		$16.84	$15.79

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.15	(e)	0.21	(e)	0.48	(e)	0.45 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments	0.51		1.10		1.78		(4.57)		0.60	1.26

Total from investment operations	0.49		1.25		1.99		(4.09)		1.05	1.63

Less distributions:
Dividends from net investment income	—		(0.28)		(0.17)		(0.54)		(0.55)	(0.44)
Distributions from net realized gains	—		(0.32)		(0.86)		(0.62)		(0.33)	(0.14)

Total dividends and distributions	—		(0.60)		(1.03)		(1.16)		(0.88)	(0.58)

Net asset value, end of period	$13.86		$13.37		$12.72		$11.76		$17.01	$16.84

Total return (b)	3.66%		9.91%		16.95%		(24.46)%		6.31%	10.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,282,043		$8,291,295		$7,830,939		$5,897,027		$6,289,959	$4,867,869
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.48	%(j)	0.46	%(j)	0.35%		0.35%	0.35%
Before waivers (a)(f)	0.51%		0.52%		0.53%		0.52	%(c)	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.27)%		1.16%		1.69%		3.23%		2.57%	2.26%
Before waivers (a)(f)(x)	(0.28)%		1.13%		1.62%		3.05%		2.40%	2.09%
Portfolio turnover rate	5%		26%		71%		34%		9%	19%

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
ATM Large Cap Portfolio	16.7%
EQ/Core Bond Index Portfolio	12.0
ATM International Portfolio	9.7
Multimanager Core Bond Portfolio	7.2
ATM Small Cap Portfolio	5.5
EQ/PIMCO Ultra Short Bond Portfolio	5.1
EQ/Large Cap Growth PLUS Portfolio	3.8
EQ/Large Cap Value PLUS Portfolio	3.1
ATM Mid Cap Portfolio	2.8
Multimanager Large Cap Value Portfolio	2.7
EQ/AllianceBernstein Small Cap Growth Portfolio	2.5
Multimanager Multi-Sector Bond Portfolio	2.4
EQ/Intermediate Government Bond Index Portfolio	2.3
Multimanager Large Cap Core Equity Portfolio	2.3
EQ/Large Cap Growth Index Portfolio	1.9
EQ/Global Multi-Sector Equity Portfolio	1.9
Multimanager Small Cap Growth Portfolio	1.7
EQ/MFS International Growth Portfolio	1.6
EQ/BlackRock Basic Value Equity Portfolio	1.6
Multimanager International Equity Portfolio	1.5
EQ/Large Cap Core PLUS Portfolio	1.5
EQ/International Core PLUS Portfolio	1.4
EQ/Boston Advisors Equity Income Portfolio	1.4
Multimanager Small Cap Value Portfolio	1.4
EQ/International Value PLUS Portfolio	1.2
EQ/GAMCO Small Company Value Portfolio	1.1
EQ/International Equity Index Portfolio	1.1
EQ/International ETF Portfolio	1.1
EQ/AXA Franklin Small Cap Value Core Portfolio	0.9
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,045.40	$1.42
Hypothetical (5% average return before expenses)	1,000.00	1,023.41	1.40
Class B
Actual	1,000.00	1,043.40	2.69
Hypothetical (5% average return before expenses)	1,000.00	1,022.17	2.66

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.28% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	111,014,030	$1,235,473,717
ATM Large Cap Portfolio‡	177,953,107	2,119,213,431
ATM Mid Cap Portfolio‡	28,267,829	353,286,509
ATM Small Cap Portfolio‡	55,022,136	702,588,259
EQ/AllianceBernstein Small Cap Growth Portfolio‡	17,288,295	311,445,967
EQ/AXA Franklin Small Cap Value Core Portfolio‡	10,995,778	116,952,317
EQ/BlackRock Basic Value Equity Portfolio‡	13,782,894	196,621,416
EQ/Boston Advisors Equity Income Portfolio‡	32,130,181	178,516,501
EQ/Core Bond Index Portfolio‡	154,005,969	1,525,128,328
EQ/GAMCO Small Company Value Portfolio‡	3,525,531	145,556,685
EQ/Global Multi-Sector Equity Portfolio‡	18,706,643	243,704,971
EQ/Intermediate Government Bond Index Portfolio‡	29,294,852	294,724,095
EQ/International Core PLUS Portfolio‡	18,251,677	183,371,621
EQ/International Equity Index Portfolio‡	15,925,997	145,005,085
EQ/International ETF Portfolio‡	18,630,030	139,978,949
EQ/International Value PLUS Portfolio‡	12,244,920	150,930,530
EQ/Large Cap Core PLUS Portfolio‡	24,870,075	189,196,642
EQ/Large Cap Growth Index Portfolio‡	26,327,798	246,029,904
EQ/Large Cap Growth PLUS Portfolio‡	26,637,898	479,003,591
EQ/Large Cap Value PLUS Portfolio‡	37,072,613	398,863,550
EQ/MFS International Growth Portfolio‡	30,730,181	208,873,555
EQ/Mid Cap Index Portfolio‡	1,170,839	10,682,921
EQ/PIMCO Ultra Short Bond Portfolio‡	64,613,803	646,157,526
EQ/Small Company Index Portfolio‡	1,661,284	18,569,844

	Number of Shares	Value (Note 1)

Multimanager Core Bond Portfolio‡	86,019,514	$911,827,624
Multimanager International Equity Portfolio‡	16,638,359	189,840,562
Multimanager Large Cap Core Equity Portfolio‡	27,096,582	292,557,935
Multimanager Large Cap Value Portfolio‡	33,485,299	345,009,395
Multimanager Mid Cap Growth Portfolio*‡	2,047,261	20,778,772
Multimanager Mid Cap Value Portfolio‡	1,330,692	14,030,796
Multimanager Multi-Sector Bond Portfolio‡	77,282,513	307,774,542
Multimanager Small Cap Growth Portfolio*‡	23,197,411	213,958,113
Multimanager Small Cap Value Portfolio‡	15,168,266	173,613,728

Total Investment Companies (99.9%)
(Cost $10,802,741,061)		12,709,267,381

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $8,900,533)	$8,900,533	8,900,533

Total Investments (100.0%) (Cost $10,811,641,594)		12,718,167,914
Other Assets Less Liabilities (0.0%)		(2,007,877)

Net Assets (100%)		$12,716,160,037

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$1,186,959,563	$30,046,158	$45,639,837	$1,235,473,717	$—	$1,766,955
ATM Large Cap Portfolio	2,161,717,978	12,700,758	161,536,105	2,119,213,431	—	15,402,320
ATM Mid Cap Portfolio	410,108,651	965,855	79,203,477	353,286,509	—	10,827,945
ATM Small Cap Portfolio	614,732,837	70,411,634	21,453,119	702,588,259	—	515,882
EQ/AllianceBernstein Small Cap Growth Portfolio	254,471,203	39,020,076	7,398,651	311,445,967	—	695,192
EQ/AXA Franklin Small Cap Value Core Portfolio	116,516,333	297,186	4,420,155	116,952,317	—	204,897
EQ/BlackRock Basic Value Equity Portfolio	194,347,853	445,779	6,914,083	196,621,416	—	23,497

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Boston Advisors Equity Income Portfolio	$175,019,539	$445,779	$6,464,669	$178,516,501	$—	$472,910
EQ/Core Bond Index Portfolio	1,648,458,812	24,606,385	181,470,641	1,525,128,328	—	(782,322)
EQ/GAMCO Small Company Value Portfolio	111,250,752	30,797,186	4,423,968	145,556,685	—	201,085
EQ/Global Multi-Sector Equity Portfolio	226,206,280	15,520,076	8,237,402	243,704,971	—	(143,559)
EQ/Intermediate Government Bond Index Portfolio	353,067,043	891,558	64,272,064	294,724,095	—	603,095
EQ/International Core PLUS Portfolio	178,487,551	222,890	3,256,199	183,371,621	—	212,590
EQ/International Equity Index Portfolio(a)	143,151,761	445,779	6,485,302	145,005,085	—	452,278
EQ/International ETF Portfolio	133,436,039	4,297,186	4,539,417	139,978,949	—	85,636
EQ/International Value PLUS Portfolio(b)	149,543,464	445,779	7,031,599	150,930,530	—	(94,019)
EQ/Large Cap Core PLUS Portfolio	185,728,270	445,779	6,529,033	189,196,642	—	408,547
EQ/Large Cap Growth Index Portfolio	267,046,495	668,669	30,376,452	246,029,904	—	9,529,917
EQ/Large Cap Growth PLUS Portfolio	458,827,290	8,465,855	13,441,105	479,003,591	—	1,590,317
EQ/Large Cap Value PLUS Portfolio	428,340,685	1,114,448	43,325,340	398,863,550	—	11,518,609
EQ/MFS International Growth Portfolio(c)	201,682,077	2,297,186	4,305,232	208,873,555	—	319,820
EQ/Mid Cap Index Portfolio	9,860,954	—	—	10,682,921	—	—
EQ/PIMCO Ultra Short Bond Portfolio	437,670,801	215,668,669	10,420,409	646,157,526	—	(14,041)
EQ/Small Company Index Portfolio	17,470,771	—	—	18,569,844	—	—
Multimanager Core Bond Portfolio	1,040,021,663	25,106,261	164,677,335	911,827,624	12,580,178	(364,386)
Multimanager International Equity Portfolio	193,115,070	668,669	10,434,246	189,840,562	—	(27,877)
Multimanager Large Cap Core Equity Portfolio	283,766,364	594,372	9,334,506	292,557,935	—	(84,401)
Multimanager Large Cap Value Portfolio	386,307,846	891,558	63,108,249	345,009,395	—	(233,090)
Multimanager Mid Cap Growth Portfolio	18,922,546	—	—	20,778,772	—	—
Multimanager Mid Cap Value Portfolio	13,402,371	—	—	14,030,796	—	—
Multimanager Multi-Sector Bond Portfolio	195,940,598	106,000,000	—	307,774,542	—	—
Multimanager Small Cap Growth Portfolio	212,303,312	445,779	6,130,938	213,958,113	—	806,641
Multimanager Small Cap Value Portfolio	168,811,470	371,483	5,797,150	173,613,728	—	(15,834)

	$12,576,694,242	$594,298,792	$980,626,683	$12,709,267,381	$12,580,178	$53,878,604

(a)	formerly known as EQ/AllianceBernstein International Portfolio
(b)	formerly known as EQ/BlackRock International Value Portfolio
(c)	formerly known as EQ/International Growth Portfolio

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$12,709,267,381	$—	$12,709,267,381
Short-Term Investments	—	8,900,533	—	8,900,533

Total Assets	$—	$12,718,167,914	$—	$12,718,167,914

Total Liabilities	$—	$—	$—	$—

Total	$—	$12,718,167,914	$—	$12,718,167,914

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$594,298,792
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,034,505,287

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,950,681,994
Aggregate gross unrealized depreciation	(44,022,916)

Net unrealized appreciation	$1,906,659,078

Federal income tax cost of investments	$10,811,508,836

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $10,802,741,061)	$12,709,267,381
Unaffiliated Issuers (Cost $8,900,533)	8,900,533
Receivable from Separate Accounts for Trust shares sold	5,656,485
Receivable for securities sold	1,648,404
Other assets	61,533

Total assets	12,725,534,336

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,746,255
Distribution fees payable - Class B	2,502,316
Investment management fees payable	1,685,908
Administrative fees payable	1,545,378
Trustees’ fees payable	139,736
Accrued expenses	754,706

Total liabilities	9,374,299

NET ASSETS	$12,716,160,037

Net assets were comprised of:
Paid in capital	14,621,447,810
Accumulated undistributed net investment income (loss)	(20,824,414)
Accumulated undistributed net realized gain (loss) on investments	(3,790,989,679)
Unrealized appreciation (depreciation) on investments	1,906,526,320

Net assets	$12,716,160,037

Class A
Net asset value, offering and redemption price per share, $341,096,918 / 31,510,800 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.82

Class B
Net asset value, offering and redemption price per share, $12,375,063,119 / 1,144,319,051 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$12,580,178

EXPENSES
Distribution fees - Class B	15,447,178
Administrative fees	9,535,226
Investment management fees	6,326,226
Recoupment fees	1,258,820
Printing and mailing expenses	496,561
Custodian fees	151,731
Professional fees	108,587
Trustees’ fees	105,602
Miscellaneous	90,159

Total expenses	33,520,090

NET INVESTMENT INCOME (LOSS)	(20,939,912)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	53,878,604
Net change in unrealized appreciation (depreciation) on securities	518,901,027

NET REALIZED AND UNREALIZED GAIN (LOSS)	572,779,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$551,839,719

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(20,939,912)	$87,258,932
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	53,878,604	364,327,083
Net change in unrealized appreciation (depreciation) on investments	518,901,027	846,415,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	551,839,719	1,298,001,474

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(6,045,165)
Class B	—	(197,818,217)

	—	(203,863,382)

Distributions from net realized capital gains
Class A	—	(8,291,865)
Class B	—	(314,668,650)

	—	(322,960,515)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(526,823,897)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,357,035 and 4,942,738 shares, respectively ]	25,208,763	49,059,435
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,402,482 shares, respectively ]	—	14,337,030
Capital shares repurchased [ (2,212,182) and (4,170,336) shares, respectively ]	(23,625,177)	(41,323,101)

Total Class A transactions	1,583,586	22,073,364

Class B
Capital shares sold [ 22,106,549 and 53,759,882 shares, respectively ]	236,213,773	535,722,261
Capital shares issued in reinvestment of dividends and distributions [ 0 and 50,164,327 shares, respectively ]	—	512,486,867
Capital shares repurchased [ (59,850,274) and (110,924,687) shares, respectively ]	(638,736,404)	(1,090,250,579)

Total Class B transactions	(402,522,631)	(42,041,451)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(400,939,045)	(19,968,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	150,900,674	751,209,490
NET ASSETS:
Beginning of period	12,565,259,363	11,814,049,873

End of period (a)	$12,716,160,037	$12,565,259,363

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(20,824,414)	$115,498

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class A			2010		2009		2008	2007	2006
Net asset value, beginning of period	$10.35		$9.70		$8.76		$13.95	$13.89	$12.60

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.10	(e)	0.15	(e)	0.25 (e)	0.32 (e)	0.32 (e)
Net realized and unrealized gain (loss) on investments	0.47		1.03		1.80		(4.55)	0.60	1.52

Total from investment operations	0.47		1.13		1.95		(4.30)	0.92	1.84

Less distributions:
Dividends from net investment income	—		(0.20)		(0.15)		(0.28)	(0.43)	(0.33)
Distributions from net realized gains	—		(0.28)		(0.86)		(0.61)	(0.43)	(0.22)

Total dividends and distributions	—		(0.48)		(1.01)		(0.89)	(0.86)	(0.55)

Net asset value, end of period	$10.82		$10.35		$9.70		$8.76	$13.95	$13.89

Total return (b)	4.54%		11.69%		22.34%		(31.63)%	6.68%	14.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341,097		$324,712		$283,013		$225,734	$198,686	$100,459
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.26	%(j)	0.23	%(j)	0.10%	0.10%	0.10%
Before waivers (a)(f)	0.28%		0.27%		0.28%		0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.09)%		1.01%		1.57%		2.17%	2.20%	2.38%
Before waivers (a)(f)(x)	(0.09)%		1.00%		1.52%		2.00%	2.03%	2.22%
Portfolio turnover rate	5%		20%		88%		35%	8%	4%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008	2007	2006
Net asset value, beginning of period	$10.36		$9.70		$8.76		$13.95	$13.89	$12.60

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.07	(e)	0.12	(e)	0.21 (e)	0.26 (e)	0.26 (e)
Net realized and unrealized gain (loss) on investments	0.47		1.04		1.81		(4.54)	0.62	1.55

Total from investment operations	0.45		1.11		1.93		(4.33)	0.88	1.81

Less distributions:
Dividends from net investment income	—		(0.17)		(0.13)		(0.25)	(0.39)	(0.30)
Distributions from net realized gains	—		(0.28)		(0.86)		(0.61)	(0.43)	(0.22)

Total dividends and distributions	—		(0.45)		(0.99)		(0.86)	(0.82)	(0.52)

Net asset value, end of period	$10.81		$10.36		$9.70		$8.76	$13.95	$13.89

Total return (b)	4.34%		11.52%		22.03%		(31.81)%	6.41%	14.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,375,063		$12,240,547		$11,531,037		$8,914,572	$10,665,262	$6,607,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.51	%(j)	0.48	%(j)	0.35%	0.35%	0.35%
Before waivers (a)(f)	0.53%		0.52%		0.53%		0.52%	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.34)%		0.73%		1.31%		1.83%	1.83%	1.95%
Before waivers (a)(f)(x)	(0.34)%		0.72%		1.26%		1.65%	1.66%	1.79%
Portfolio turnover rate	5%		20%		88%		35%	8%	4%

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
ATM Large Cap Portfolio	22.8%
ATM International Portfolio	11.0
ATM Small Cap Portfolio	6.7
EQ/Large Cap Value PLUS Portfolio	5.4
EQ/Large Cap Growth PLUS Portfolio	4.7
Multimanager Large Cap Value Portfolio	4.4
EQ/Core Bond Index Portfolio	4.0
ATM Mid Cap Portfolio	3.6
EQ/Large Cap Growth Index Portfolio	3.1
Multimanager Large Cap Core Equity Portfolio	3.0
EQ/AllianceBernstein Small Cap Growth Portfolio	2.6
EQ/MFS International Growth Portfolio	2.6
EQ/GAMCO Small Company Value Portfolio	2.4
EQ/International Value PLUS Portfolio	2.3
EQ/Global Multi-Sector Equity Portfolio	2.1
EQ/BlackRock Basic Value Equity Portfolio	2.0
Multimanager Small Cap Growth Portfolio	2.0
EQ/Large Cap Core PLUS Portfolio	1.9
Multimanager Core Bond Portfolio	1.8
EQ/International Equity Index Portfolio	1.8
EQ/PIMCO Ultra Short Bond Portfolio	1.5
EQ/Boston Advisors Equity Income Portfolio	1.4
EQ/AXA Franklin Small Cap Value Core Portfolio	1.3
EQ/International Core PLUS Portfolio	1.2
Multimanager International Equity Portfolio	1.2
EQ/International ETF Portfolio	1.1
Multimanager Multi-Sector Bond Portfolio	0.6
EQ/Intermediate Government Bond Index Portfolio	0.6
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,051.90	$1.58
Hypothetical (5% average return before expenses)	1,000.00	1,023.26	1.56
Class B
Actual	1,000.00	1,050.90	2.85
Hypothetical (5% average return before expenses)	1,000.00	1,022.02	2.81

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.31% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	37,493,091	$417,260,132
ATM Large Cap Portfolio‡	72,611,530	864,718,416
ATM Mid Cap Portfolio‡	10,839,929	135,475,585
ATM Small Cap Portfolio‡	19,991,288	255,272,610
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,561,199	100,184,134
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,477,987	47,628,371
EQ/BlackRock Basic Value Equity Portfolio‡	5,374,851	76,675,534
EQ/Boston Advisors Equity Income Portfolio‡	9,435,205	52,422,356
EQ/Core Bond Index Portfolio‡	15,531,748	153,811,630
EQ/GAMCO Small Company Value Portfolio‡	2,201,319	90,884,644
EQ/Global Multi-Sector Equity Portfolio‡	6,032,970	78,595,869
EQ/Intermediate Government Bond Index Portfolio‡	2,145,263	21,582,660
EQ/International Core PLUS Portfolio‡	4,728,288	47,504,336
EQ/International Equity Index Portfolio‡	7,620,446	69,383,625
EQ/International ETF Portfolio‡	5,393,509	40,524,771
EQ/International Value PLUS Portfolio‡	7,076,626	87,226,289
EQ/Large Cap Core PLUS Portfolio‡	9,629,969	73,259,042
EQ/Large Cap Growth Index Portfolio‡	12,417,729	116,042,086
EQ/Large Cap Growth PLUS Portfolio‡	9,811,798	176,436,083
EQ/Large Cap Value PLUS Portfolio‡	18,975,944	204,161,828
EQ/MFS International Growth Portfolio‡	14,266,441	96,969,236
EQ/Mid Cap Index Portfolio‡	584,627	5,334,234
EQ/PIMCO Ultra Short Bond Portfolio‡	5,611,523	56,116,925
EQ/Small Company Index Portfolio‡	522,537	5,840,919

	Number of Shares	Value (Note 1)

Multimanager Core Bond Portfolio‡	6,583,934	$69,791,290
Multimanager International Equity Portfolio‡	3,959,866	45,181,329
Multimanager Large Cap Core Equity Portfolio‡	10,382,728	112,100,838
Multimanager Large Cap Value Portfolio‡	16,325,725	168,208,995
Multimanager Mid Cap Growth Portfolio*‡	680,091	6,902,618
Multimanager Mid Cap Value Portfolio‡	600,620	6,332,929
Multimanager Multi-Sector Bond Portfolio‡	5,952,149	23,704,197
Multimanager Small Cap Growth Portfolio*‡	8,120,645	74,899,650
Multimanager Small Cap Value Portfolio‡	556,884	6,374,007

Total Investment Companies (99.9%)
(Cost $3,031,535,336)		3,786,807,168

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $7,776,573)	$7,776,573	7,776,573

Total Investments (100.1%) (Cost $3,039,311,909)		3,794,583,741
Other Assets Less Liabilities (-0.1%)		(2,950,010)

Net Assets (100%)		$3,791,633,731

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$407,401,323	$12,539,934	$24,274,526	$417,260,132	$—	$738,291
ATM Large Cap Portfolio	839,512,167	22,186,038	43,008,190	864,718,416	—	1,245,255
ATM Mid Cap Portfolio	139,441,858	3,376,136	15,903,854	135,475,585	—	1,830,366
ATM Small Cap Portfolio	245,456,790	4,823,052	9,375,208	255,272,610	—	245,106
EQ/AllianceBernstein Small Cap Growth Portfolio	93,111,530	1,688,068	3,020,304	100,184,134	—	346,806
EQ/AXA Franklin Small Cap Value Core Portfolio	47,142,364	1,446,916	2,857,670	47,628,371	—	28,424
EQ/BlackRock Basic Value Equity Portfolio	75,195,419	1,929,221	3,719,591	76,675,534	—	128,535

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Boston Advisors Equity Income Portfolio	$50,930,619	$1,446,916	$2,775,511	$52,422,356	$—	$110,583
EQ/Core Bond Index Portfolio	175,280,039	4,823,052	29,732,216	153,811,630	—	(111,902)
EQ/GAMCO Small Company Value Portfolio	87,323,270	1,446,916	2,747,593	90,884,644	—	138,501
EQ/Global Multi-Sector Equity Portfolio	77,256,948	1,929,221	3,912,306	78,595,869	—	(64,181)
EQ/Intermediate Government Bond Index Portfolio	21,897,913	723,458	1,436,885	21,582,660	—	6,162
EQ/International Core PLUS Portfolio	46,354,246	964,610	1,858,644	47,504,336	—	65,419
EQ/International Equity Index Portfolio(a)	68,044,634	2,652,678	5,110,299	69,383,625	—	180,874
EQ/International ETF Portfolio	39,259,607	723,458	1,418,314	40,524,771	—	24,733
EQ/International Value PLUS Portfolio(b)	85,345,340	2,652,678	5,328,896	87,226,289	—	(37,723)
EQ/Large Cap Core PLUS Portfolio	71,559,864	2,170,373	4,216,972	73,259,042	—	112,169
EQ/Large Cap Growth Index Portfolio	111,174,663	2,893,831	5,466,632	116,042,086	—	305,557
EQ/Large Cap Growth PLUS Portfolio	170,899,623	4,340,747	8,233,101	176,436,083	—	425,182
EQ/Large Cap Value PLUS Portfolio	203,255,187	5,546,509	13,175,154	204,161,828	—	2,638,207
EQ/Mid Cap Index Portfolio	4,923,806	—	—	5,334,234	—	—
EQ/MFS International Growth Portfolio(c)	94,652,719	2,170,373	4,122,131	96,969,236	—	207,010
EQ/PIMCO Ultra Short Bond Portfolio	34,546,568	22,723,461	1,443,741	56,116,925	—	(694)
EQ/Small Company Index Portfolio	5,495,219	—	—	5,840,919	—	—
Multimanager Core Bond Portfolio	62,226,039	12,054,292	5,286,696	69,791,290	901,614	4,477
Multimanager International Equity Portfolio	44,869,258	1,205,763	2,349,348	45,181,329	—	55,730
Multimanager Large Cap Core Equity Portfolio	108,295,755	2,893,831	5,832,076	112,100,838	—	(59,887)
Multimanager Large Cap Value Portfolio	168,486,385	4,340,747	14,318,321	168,208,995	—	(910,038)
Multimanager Mid Cap Growth Portfolio	6,285,988	—	—	6,902,618	—	—
Multimanager Mid Cap Value Portfolio	6,049,284	—	—	6,332,929	—	—
Multimanager Multi-Sector Bond Portfolio	23,122,061	—	—	23,704,197	—	—
Multimanager Small Cap Growth Portfolio	73,973,718	1,929,221	3,658,828	74,899,650	—	189,298
Multimanager Small Cap Value Portfolio	6,237,343	241,153	465,906	6,374,007	—	15,110

	$3,695,007,547	$127,862,653	$225,048,913	$3,786,807,168	$901,614	$7,857,370

(a)	formerly known as EQ/AllianceBernstein International Portfolio
(b)	formerly known as EQ/BlackRock International Value Portfolio
(c)	formerly known as EQ/International Growth Portfolio

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,786,807,168	$—	$3,786,807,168
Short-Term Investments	—	7,776,573	—	7,776,573

Total Assets	$—	$3,794,583,741	$—	$3,794,583,741

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,794,583,741	$—	$3,794,583,741

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the period ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$127,862,653
Net Proceeds of Sales and Redemptions:
Investment Companies	$232,906,283

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$760,016,934
Aggregate gross unrealized depreciation	(4,810,727)

Net unrealized appreciation	$755,206,207

Federal income tax cost of investments	$3,039,377,534

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,031,535,336)	$3,786,807,168
Unaffiliated Issuers (Cost $7,776,573)	7,776,573
Receivable from Separate Accounts for Trust shares sold	1,034,586
Receivable for securities sold	637,031
Other assets	18,100

Total assets	3,796,273,458

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,396,179
Distribution fees payable - Class B	737,308
Investment management fees payable	715,805
Administrative fees payable	459,507
Trustees’ fees payable	39,039
Accrued expenses	291,889

Total liabilities	4,639,727

NET ASSETS	$3,791,633,731

Net assets were comprised of:
Paid in capital	4,558,031,515
Accumulated undistributed net investment income (loss)	(9,587,208)
Accumulated undistributed net realized gain (loss) on investments	(1,512,082,408)
Unrealized appreciation (depreciation) on investments	755,271,832

Net assets	$3,791,633,731

Class A
Net asset value, offering and redemption price per share, $120,549,135 / 11,432,359 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.54

Class B
Net asset value, offering and redemption price per share, $3,671,084,596 / 348,508,143 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$901,614

EXPENSES
Distribution fees - Class B	4,598,277
Administrative fees	2,863,626
Investment management fees	1,898,317
Recoupment fees	784,533
Printing and mailing expenses	148,611
Custodian fees	91,230
Professional fees	48,466
Trustees’ fees	31,347
Miscellaneous	27,692

Total expenses	10,492,099

NET INVESTMENT INCOME (LOSS)	(9,590,485)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	7,857,370
Net change in unrealized appreciation (depreciation) on securities	188,985,887

NET REALIZED AND UNREALIZED GAIN (LOSS)	196,843,257

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$187,252,772

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,590,485)	$13,433,814
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	7,857,370	111,340,056
Net change in unrealized appreciation (depreciation) on investments	188,985,887	293,364,371

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	187,252,772	418,138,241

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,944,297)
Class B	—	(51,708,195)

	—	(53,652,492)

Distributions from net realized capital gains
Class A	—	(2,478,226)
Class B	—	(77,626,823)

	—	(80,105,049)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(133,757,541)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,005,377 and 2,780,791 shares, respectively ]	10,460,309	26,112,718
Capital shares issued in reinvestment of dividends and distributions [ 0 and 446,428 shares, respectively ]	—	4,422,523
Capital shares repurchased [ (968,450) and (2,406,618) shares, respectively ]	(10,089,558)	(22,405,028)

Total Class A transactions	370,751	8,130,213

Class B
Capital shares sold [ 18,985,194 and 38,618,118 shares, respectively ]	197,391,420	363,955,617
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,065,650 shares, respectively ]	—	129,335,018
Capital shares repurchased [ (27,437,199) and (53,884,318) shares, respectively ]	(285,681,204)	(497,344,072)

Total Class B transactions	(88,289,784)	(4,053,437)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(87,919,033)	4,076,776

TOTAL INCREASE (DECREASE) IN NET ASSETS	99,333,739	288,457,476
NET ASSETS:
Beginning of period	3,692,299,992	3,403,842,516

End of period (a)	$3,791,633,731	$3,692,299,992

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(9,587,208)	$3,277

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class A			2010		2009		2008	2007	2006
Net asset value, beginning of period	$10.02		$9.20		$8.15		$14.68	$14.71	$12.96

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.06	(e)	0.10	(e)	0.15 (e)	0.22 (e)	0.24 (e)
Net realized and unrealized gain (loss) on investments	0.53		1.16		2.15		(5.71)	0.71	2.10

Total from investment operations	0.52		1.22		2.25		(5.56)	0.93	2.34

Less distributions:
Dividends from net investment income	—		(0.18)		(0.12)		(0.19)	(0.40)	(0.30)
Distributions from net realized gains	—		(0.22)		(1.08)		(0.78)	(0.56)	(0.29)

Total dividends and distributions	—		(0.40)		(1.20)		(0.97)	(0.96)	(0.59)

Net asset value, end of period	$10.54		$10.02		$9.20		$8.15	$14.68	$14.71

Total return (b)	5.19%		13.33%		27.56%		(39.05)%	6.43%	18.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$120,549		$114,201		$97,335		$75,827	$97,742	$51,217
Ratio of expenses to average net assets:
After waivers (a)(f)	0.31	%(j)	0.28	%(j)	0.24	%(j)	0.10%	0.10%	0.10%
Before waivers (a)(f)	0.31%		0.28%		0.29%		0.28%	0.27%	0.28%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.26)%		0.67%		1.18%		1.27%	1.41%	1.72%
Before waivers (a)(f)(x)	(0.26)%		0.67%		1.14%		1.09%	1.23%	1.54%
Portfolio turnover rate	3%		15%		102%		39%	10%	6%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008	2007	2006
Net asset value, beginning of period	$10.02		$9.21		$8.15		$14.68	$14.71	$12.96

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.04	(e)	0.08	(e)	0.14 (e)	0.18 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments	0.54		1.14		2.15		(5.72)	0.71	2.13

Total from investment operations	0.51		1.18		2.23		(5.58)	0.89	2.31

Less distributions:
Dividends from net investment income	—		(0.15)		(0.09)		(0.17)	(0.36)	(0.27)
Distributions from net realized gains	—		(0.22)		(1.08)		(0.78)	(0.56)	(0.29)

Total dividends and distributions	—		(0.37)		(1.17)		(0.95)	(0.92)	(0.56)

Net asset value, end of period	$10.53		$10.02		$9.21		$8.15	$14.68	$14.71

Total return (b)	5.09%		12.92%		27.37%		(39.21)%	6.16%	17.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,671,085		$3,578,099		$3,306,507		$2,426,997	$3,038,613	$1,595,326
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(j)	0.53	%(j)	0.50	%(j)	0.35%	0.35%	0.35%
Before waivers (a)(f)	0.56%		0.53%		0.54%		0.53%	0.52%	0.53%
Ratio of net investment income to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.39%		0.97%		1.18%	1.17%	1.30%
Before waivers (a)(f)(x)	(0.51)%		0.39%		0.93%		1.01%	1.00%	1.12%
Portfolio turnover rate	3%		15%		102%		39%	10%	6%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	21.9%
Consumer Discretionary	13.8
Health Care	11.0
Industrials	9.9
Energy	8.9
Consumer Staples	4.8
Materials	4.5
Financials	3.6
Telecommunication Services	0.5
Utilities	0.2
Cash and Other	20.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,065.50	$3.84
Hypothetical (5% average return before expenses)	1,000.00	1,021.08	3.76
Class B
Actual	1,000.00	1,064.40	5.12
Hypothetical (5% average return before expenses)	1,000.00	1,019.84	5.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.75% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.4%)
Amerigon, Inc.*	1,800	$31,284
BorgWarner, Inc.*	32,093	2,592,793
Dana Holding Corp.*	9,800	179,340
Drew Industries, Inc.	1,400	34,608
Gentex Corp.	11,900	359,737
Goodyear Tire & Rubber Co.*	20,593	345,345
Johnson Controls, Inc.	69,241	2,884,580
Tenneco, Inc.*	4,300	189,501

		6,617,188

Automobiles (0.5%)
Ford Motor Co.*	372,934	5,142,760
Harley-Davidson, Inc.	19,400	794,818
Tesla Motors, Inc.*	62,782	1,828,839

		7,766,417

Distributors (0.0%)
Genuine Parts Co.	3,100	168,640
LKQ Corp.*	12,018	313,550
Pool Corp.	3,200	95,392

		577,582

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	73,130
Apollo Group, Inc., Class A*	10,961	478,776
Bridgepoint Education, Inc.*	1,425	35,625
DeVry, Inc.	5,346	316,109
Grand Canyon Education, Inc.*	2,000	28,360
H&R Block, Inc.	12,800	205,312
Hillenbrand, Inc.	3,408	80,599
ITT Educational Services, Inc.*	3,000	234,720
K12, Inc.*	2,197	72,809
Pre-Paid Legal Services, Inc.*	600	39,894
Sotheby’s, Inc.	6,600	287,100
Steiner Leisure Ltd.*	800	36,544
Strayer Education, Inc.	1,240	156,724
Universal Technical Institute, Inc.	1,961	38,769
Weight Watchers International, Inc.	968	73,055

		2,157,526

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*	1,100	18,095
Ambassadors Group, Inc.	1,500	13,245
Ameristar Casinos, Inc.	2,398	56,857
BJ’s Restaurants, Inc.*	68,400	3,581,424
Brinker International, Inc.	2,400	58,704
Buffalo Wild Wings, Inc.*	2,200	145,882
California Pizza Kitchen, Inc.*	1,300	24,011
Carnival Corp.	30,100	1,132,663
CEC Entertainment, Inc.	2,094	83,990
Chipotle Mexican Grill, Inc.*	24,437	7,531,239
Choice Hotels International, Inc.	200	6,672
Cracker Barrel Old Country Store, Inc.	2,100	103,551

	Number of Shares	Value (Note 1)

Ctrip.com International Ltd. (ADR)*	74,786	$3,221,781
Darden Restaurants, Inc.	12,000	597,120
Denny’s Corp.*	7,700	29,876
DineEquity, Inc.*	2,200	114,994
Einstein Noah Restaurant Group, Inc.	200	2,994
International Game Technology	10,953	192,554
Interval Leisure Group, Inc.*	3,592	49,174
Krispy Kreme Doughnuts, Inc.*	4,600	43,746
Las Vegas Sands Corp.*	45,673	1,927,857
Life Time Fitness, Inc.*	296	11,813
Marriott International, Inc., Class A	61,781	2,192,608
McDonald’s Corp.	73,893	6,230,658
MGM Resorts International*	10,300	136,063
Morgans Hotel Group Co.*	1,800	12,942
Panera Bread Co., Class A*	2,200	276,452
Papa John’s International, Inc.*	1,400	46,564
Peet’s Coffee & Tea, Inc.*	1,100	63,470
Pinnacle Entertainment, Inc.*	3,134	46,697
Royal Caribbean Cruises Ltd.*	5,400	203,256
Ruth’s Hospitality Group, Inc.*	900	5,049
Scientific Games Corp., Class A*	7,600	78,584
Shuffle Master, Inc.*	7,000	65,485
Sonic Corp.*	6,900	73,347
Starbucks Corp.	363,739	14,364,053
Starwood Hotels & Resorts Worldwide, Inc.	48,800	2,734,752
Texas Roadhouse, Inc.	6,300	110,471
Wynn Resorts Ltd.	84,760	12,166,450
Yum! Brands, Inc.	33,096	1,828,223

		59,583,366

Household Durables (0.1%)
Harman International Industries, Inc.	21,166	964,535
iRobot Corp.*	1,500	52,935
Leggett & Platt, Inc.	7,830	190,895
Tempur-Pedic International, Inc.*	6,368	431,878
Tupperware Brands Corp.	5,400	364,230
Universal Electronics, Inc.*	1,100	27,786

		2,032,259

Internet & Catalog Retail (3.3%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	6,510
Amazon.com, Inc.*	113,274	23,163,400
Blue Nile, Inc.*	1,500	65,970
Expedia, Inc.	5,982	173,418
HomeAway, Inc.*	40,000	1,548,000
Liberty Media Corp. - Interactive*	185,495	3,110,751
Netflix, Inc.*	35,530	9,333,376
Nutrisystem, Inc.	2,500	35,150
Overstock.com, Inc.*	1,300	19,786
PetMed Express, Inc.	1,900	22,515
priceline.com, Inc.*	35,431	18,138,192

		55,617,068

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	$486,525
Mattel, Inc.	18,383	505,348
Polaris Industries, Inc.	1,900	211,223
Smith & Wesson Holding Corp.*	8,200	24,600
Sturm Ruger & Co., Inc.	1,838	40,344

		1,268,040

Media (3.3%)
Arbitron, Inc.	2,200	90,926
Cablevision Systems Corp. - New York Group, Class A	199,190	7,212,670
CBS Corp., Class B	41,280	1,176,067
Charter Communications, Inc., Class A*	4,100	222,466
Comcast Corp., Class A	461,567	11,398,276
Crown Media Holdings, Inc., Class A*	400	764
DIRECTV, Class A*	109,491	5,564,333
Discovery Communications, Inc., Class A*	19,800	811,008
DISH Network Corp., Class A*	10,700	328,169
Global Sources Ltd.*	1,540	14,153
Interpublic Group of Cos., Inc.	13,300	166,250
John Wiley & Sons, Inc., Class A	3,300	171,633
Lamar Advertising Co., Class A*	300	8,211
Liberty Global, Inc., Class A*	29,695	1,337,463
Liberty Media Corp. - Capital*	39,248	3,365,516
Liberty Media Corp. - Starz*	15,636	1,176,453
Madison Square Garden Co., Class A*	49,747	1,369,535
McGraw-Hill Cos., Inc.	18,235	764,229
Morningstar, Inc.	600	36,468
National CineMedia, Inc.	224	3,788
Omnicom Group, Inc.	20,713	997,538
Regal Entertainment Group, Class A	4,227	52,203
Scripps Networks Interactive, Inc., Class A	7,366	360,050
Sirius XM Radio, Inc.*	320,700	702,333
Thomson Reuters Corp.	12,600	473,256
Time Warner Cable, Inc.	23,900	1,865,156
Time Warner, Inc.	158,382	5,760,353
Value Line, Inc.	100	1,341
Viacom, Inc., Class B	107,190	5,466,690
Virgin Media, Inc.	22,600	676,418
Walt Disney Co.	114,160	4,456,806
Warner Music Group Corp.*	1,100	9,042
World Wrestling Entertainment, Inc., Class A	42,700	406,931

		56,446,495

Multiline Retail (0.2%)
99 Cents Only Stores*	3,796	76,831
Big Lots, Inc.*	6,775	224,591
Dollar General Corp.*	27,000	915,030
Dollar Tree, Inc.*	8,700	579,594
Family Dollar Stores, Inc.	8,703	457,430
Kohl’s Corp.	16,133	806,811

	Number of Shares	Value (Note 1)

Nordstrom, Inc.	14,373	$674,669
Target Corp.	3,269	153,349

		3,888,305

Specialty Retail (1.2%)
Aaron’s, Inc.	850	24,021
Abercrombie & Fitch Co., Class A	5,600	374,752
Advance Auto Parts, Inc.	7,600	444,524
Aeropostale, Inc.*	8,050	140,875
America’s Car-Mart, Inc.*	900	29,700
Ascena Retail Group, Inc.*	2,252	76,681
AutoNation, Inc.*	500	18,305
AutoZone, Inc.*	2,014	593,828
Bed Bath & Beyond, Inc.*	18,605	1,085,974
Buckle, Inc.	2,900	123,830
CarMax, Inc.*	5,240	173,287
Cato Corp., Class A	2,606	75,053
Dick’s Sporting Goods, Inc.*	7,400	284,530
DSW, Inc., Class A*	600	30,366
Finish Line, Inc., Class A	1,100	23,540
Guess?, Inc.	5,200	218,712
hhgregg, Inc.*	1,000	13,400
Home Depot, Inc.	68,589	2,484,293
Limited Brands, Inc.	22,400	861,280
Lowe’s Cos., Inc.	112,700	2,627,037
Lumber Liquidators Holdings, Inc.*	2,000	50,800
O’Reilly Automotive, Inc.*	18,983	1,243,576
PetSmart, Inc.	10,600	480,922
Ross Stores, Inc.	8,400	673,008
Sally Beauty Holdings, Inc.*	1,963	33,567
Systemax, Inc.*	400	5,976
Tiffany & Co.	10,039	788,262
TJX Cos., Inc.	28,875	1,516,804
Tractor Supply Co.	6,082	406,764
Ulta Salon Cosmetics & Fragrance, Inc.*	73,400	4,740,172
Urban Outfitters, Inc.*	10,752	302,669
Williams-Sonoma, Inc.	7,980	291,190
Zumiez, Inc.*	1,600	39,952

		20,277,650

Textiles, Apparel & Luxury Goods (1.1%)
Cherokee, Inc.	300	5,148
Coach, Inc.	21,614	1,381,783
Crocs, Inc.*	3,900	100,425
Deckers Outdoor Corp.*	2,800	246,792
Fossil, Inc.*	49,700	5,850,684
G-III Apparel Group Ltd.*	700	24,136
Hanesbrands, Inc.*	8,200	234,110
Liz Claiborne, Inc.*	6,868	36,744
Maidenform Brands, Inc.*	2,500	69,150
NIKE, Inc., Class B	45,389	4,084,102
Oxford Industries, Inc.	1,300	43,888
Polo Ralph Lauren Corp.	4,468	592,501
Steven Madden Ltd.*	3,327	124,796
Timberland Co., Class A*	2,670	114,730
True Religion Apparel, Inc.*	2,344	68,164
Under Armour, Inc., Class A*	72,100	5,574,051
Warnaco Group, Inc.*	5,300	276,925

		18,828,129

Total Consumer Discretionary		235,060,025

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (4.8%)
Beverages (1.5%)
Brown-Forman Corp., Class B	6,600	$492,954
Coca-Cola Bottling Co. Consolidated	300	20,298
Coca-Cola Co.	140,606	9,461,378
Coca-Cola Enterprises, Inc.	16,436	479,602
Diageo plc (ADR)	33,100	2,709,897
Dr. Pepper Snapple Group, Inc.	15,800	662,494
Hansen Natural Corp.*	5,600	453,320
National Beverage Corp.	100	1,465
PepsiCo, Inc.	161,971	11,407,618

		25,689,026

Food & Staples Retailing (1.0%)
Arden Group, Inc., Class A	100	9,202
BJ’s Wholesale Club, Inc.*	3,300	166,155
Costco Wholesale Corp.	31,169	2,532,169
Fresh Market, Inc.*	4,200	162,456
Kroger Co.	32,300	801,040
Pantry, Inc.*	300	5,637
Pricesmart, Inc.	1,200	61,476
Ruddick Corp.	3,500	152,390
Sysco Corp.	41,937	1,307,596
United Natural Foods, Inc.*	3,700	157,879
Walgreen Co.	63,164	2,681,943
Wal-Mart Stores, Inc.	96,005	5,101,706
Whole Foods Market, Inc.	68,064	4,318,661

		17,458,310

Food Products (1.0%)
Alico, Inc.	200	5,124
Archer-Daniels-Midland Co.	48,300	1,456,245
Bunge Ltd.	2,700	186,165
Campbell Soup Co.	10,850	374,867
ConAgra Foods, Inc.	5,600	144,536
Corn Products International, Inc.	4,400	243,232
Darling International, Inc.*	9,000	159,300
Flowers Foods, Inc.	7,650	168,606
General Mills, Inc.	78,616	2,926,088
Green Mountain Coffee Roasters, Inc.*	9,000	803,340
H.J. Heinz Co.	13,364	712,034
Hershey Co.	37,183	2,113,854
Hormel Foods Corp.	5,200	155,012
Kellogg Co.	16,303	901,882
Lifeway Foods, Inc.*	400	4,472
McCormick & Co., Inc. (Non-Voting)	5,449	270,107
Mead Johnson Nutrition Co.	82,436	5,568,552
Sara Lee Corp.	39,554	751,130
Smart Balance, Inc.*	3,900	20,202
TreeHouse Foods, Inc.*	2,600	141,986

		17,106,734

Household Products (0.5%)
Church & Dwight Co., Inc.	5,900	239,186
Clorox Co.	2,237	150,863
Colgate-Palmolive Co.	31,398	2,744,499
Kimberly-Clark Corp.	24,479	1,629,322
Procter & Gamble Co.	48,657	3,093,126

		7,856,996

	Number of Shares	Value (Note 1)

Personal Products (0.2%)
Avon Products, Inc.	30,360	$850,080
Estee Lauder Cos., Inc., Class A	9,514	1,000,778
Herbalife Ltd.	10,600	610,984
Inter Parfums, Inc.	100	2,303
Nu Skin Enterprises, Inc., Class A	4,100	153,955
USANA Health Sciences, Inc.*	500	15,640

		2,633,740

Tobacco (0.6%)
Altria Group, Inc.	111,193	2,936,607
Philip Morris International, Inc.	114,534	7,647,435
Reynolds American, Inc.	7,300	270,465
Star Scientific, Inc.*	1,100	4,950

		10,859,457

Total Consumer Staples		81,604,263

Energy (8.9%)
Energy Equipment & Services (3.2%)
Atwood Oceanics, Inc.*	4,100	180,933
Baker Hughes, Inc.	12,300	892,488
Cameron International Corp.*	61,066	3,071,009
CARBO Ceramics, Inc.	1,400	228,130
Complete Production Services, Inc.*	5,600	186,816
Core Laboratories N.V.	3,800	423,852
Diamond Offshore Drilling, Inc.	2,300	161,943
Dresser-Rand Group, Inc.*	7,000	376,250
Dril-Quip, Inc.*	2,400	162,792
Ensco plc (ADR)	3,324	177,169
FMC Technologies, Inc.*	31,600	1,415,364
Halliburton Co.	270,339	13,787,289
Helmerich & Payne, Inc.	6,300	416,556
Lufkin Industries, Inc.	2,200	189,310
McDermott International, Inc.*	18,528	367,040
Nabors Industries Ltd.*	173,100	4,265,184
National Oilwell Varco, Inc.	62,131	4,859,266
Oceaneering International, Inc.	7,700	311,850
Oil States International, Inc.*	3,100	247,721
Patterson-UTI Energy, Inc.	5,500	173,855
Rowan Cos., Inc.*	2,183	84,722
RPC, Inc.	3,600	88,344
Schlumberger Ltd.	150,101	12,968,726
Superior Energy Services, Inc.*	5,700	211,698
TETRA Technologies, Inc.*	3,406	43,358
Tidewater, Inc.	3,000	161,430
Weatherford International Ltd.*	505,010	9,468,938

		54,922,033

Oil, Gas & Consumable Fuels (5.7%)
Alpha Natural Resources, Inc.*	9,000	408,960
Anadarko Petroleum Corp.	185,146	14,211,807
Apache Corp.	7,900	974,781
Apco Oil and Gas International, Inc.	1,200	104,316
Arch Coal, Inc.	9,500	253,270
Berry Petroleum Co., Class A	3,700	196,581
BPZ Resources, Inc.*	9,200	30,176
Brigham Exploration Co.*	8,298	248,359
Cabot Oil & Gas Corp.	7,400	490,694

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Cheniere Energy, Inc.*	3,100	$28,396
Chevron Corp.	8,900	915,276
Cimarex Energy Co.	9,800	881,216
Clean Energy Fuels Corp.*	4,600	60,490
Cobalt International Energy, Inc.*	12,100	164,923
Concho Resources, Inc.*	7,600	698,060
Consol Energy, Inc.	117,881	5,714,871
Contango Oil & Gas Co.*	1,100	64,284
Continental Resources, Inc.*	3,000	194,730
Denbury Resources, Inc.*	312,677	6,253,540
El Paso Corp.	51,500	1,040,300
Energy XXI Bermuda Ltd.*	5,400	179,388
EOG Resources, Inc.	73,971	7,733,668
EQT Corp.	3,773	198,158
EXCO Resources, Inc.	17,600	310,640
Exxon Mobil Corp.	258,786	21,060,005
Forest Oil Corp.*	6,000	160,260
Frontier Oil Corp.	7,600	245,556
FX Energy, Inc.*	3,300	28,974
Golar LNG Ltd.	2,400	83,736
Gulfport Energy Corp.*	3,600	106,884
Holly Corp.*	3,100	215,140
Isramco, Inc.*	200	13,216
Kinder Morgan, Inc.	178,162	5,118,594
Kosmos Energy Ltd.*	8,400	142,632
McMoRan Exploration Co.*	9,800	181,104
Murphy Oil Corp.	2,900	190,414
Newfield Exploration Co.*	5,500	374,110
Noble Energy, Inc.	31,600	2,832,308
Northern Oil and Gas, Inc.*	1,700	37,655
Oasis Petroleum, Inc.*	5,700	169,176
Occidental Petroleum Corp.	100,204	10,425,224
Panhandle Oil and Gas, Inc., Class A	600	17,694
Peabody Energy Corp.	65,510	3,859,194
Petrohawk Energy Corp.*	17,790	438,879
Pioneer Natural Resources Co.	6,700	600,119
QEP Resources, Inc.	9,900	414,117
Quicksilver Resources, Inc.*	10,400	153,504
Range Resources Corp.	35,767	1,985,069
Rex Energy Corp.*	1,400	14,378
Rosetta Resources, Inc.*	3,800	195,852
SandRidge Energy, Inc.*	29,200	311,272
SM Energy Co.	3,700	271,876
Southwestern Energy Co.*	24,488	1,050,045
Suncor Energy, Inc.	52,710	2,060,961
Syntroleum Corp.*	9,600	14,112
Ultra Petroleum Corp.*	12,600	577,080
VAALCO Energy, Inc.*	1,500	9,030
Valero Energy Corp.	68,770	1,758,449
Venoco, Inc.*	1,600	20,384
W&T Offshore, Inc.	2,400	62,688
Warren Resources, Inc.*	4,700	17,907
Whiting Petroleum Corp.*	8,400	478,044

		97,052,526

Total Energy		151,974,559

	Number of Shares	Value (Note 1)

Financials (3.6%)
Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	3,700	$375,365
Apollo Global Management LLC, Class A	257,900	4,435,880
BGC Partners, Inc., Class A	1,500	11,595
BlackRock, Inc.	17,375	3,332,699
Charles Schwab Corp.	190,097	3,127,096
Cohen & Steers, Inc.	800	26,520
Diamond Hill Investment Group, Inc.	200	16,258
Duff & Phelps Corp., Class A	2,100	26,943
Eaton Vance Corp.	10,011	302,632
Epoch Holding Corp.	800	14,280
Federated Investors, Inc., Class B	6,200	147,808
Franklin Resources, Inc.	24,315	3,192,316
GAMCO Investors, Inc., Class A	200	9,258
Greenhill & Co., Inc.	42,800	2,303,496
ICG Group, Inc.*	1,900	23,237
Lazard Ltd., Class A	6,900	255,990
LPL Investment Holdings, Inc.*	4,400	150,524
optionsXpress Holdings, Inc.	5,100	85,068
Pzena Investment Management, Inc., Class A	500	2,840
SEI Investments Co.	10,900	245,359
State Street Corp.	37,900	1,708,911
T. Rowe Price Group, Inc.	18,402	1,110,377
TD Ameritrade Holding Corp.	21,721	423,777
Waddell & Reed Financial, Inc., Class A	7,500	272,625
Westwood Holdings Group, Inc.	400	15,240

		21,616,094

Commercial Banks (0.4%)
Arrow Financial Corp.	927	22,684
PNC Financial Services Group, Inc.	69,051	4,116,130
Signature Bank/New York*	2,900	165,880
SY Bancorp, Inc.	100	2,325
Wells Fargo & Co.	87,650	2,459,459
Westamerica Bancorp	1,978	97,416

		6,863,894

Consumer Finance (0.8%)
Advance America Cash Advance Centers, Inc.	5,800	39,962
American Express Co.	193,121	9,984,356
Discover Financial Services	6,500	173,875
EZCORP, Inc., Class A*	4,336	154,253
Green Dot Corp., Class A*	100,514	3,415,466

		13,767,912

Diversified Financial Services (0.2%)
IntercontinentalExchange, Inc.*	10,695	1,333,773
JPMorgan Chase & Co.	25,400	1,039,876
Moody’s Corp.	16,426	629,937
MSCI, Inc., Class A*	8,741	329,361
NASDAQ OMX Group, Inc.*	6,700	169,510

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

NYSE Euronext	5,052	$173,132
Portfolio Recovery Associates, Inc.*	1,811	153,555

		3,829,144

Insurance (0.1%)
Erie Indemnity Co., Class A	2,800	198,016
MetLife, Inc.	34,810	1,527,114
Validus Holdings Ltd.	6,743	208,696

		1,933,826

Real Estate Investment Trusts (REITs) (0.5%)
Acadia Realty Trust (REIT)	1,300	26,429
Alexander’s, Inc. (REIT)	100	39,700
Apartment Investment & Management Co. (REIT), Class A	7,200	183,816
Associated Estates Realty Corp. (REIT)	700	11,375
Boston Properties, Inc. (REIT)	8,500	902,360
Camden Property Trust (REIT)	3,600	229,032
CBL & Associates Properties, Inc. (REIT)	8,500	154,105
Digital Realty Trust, Inc. (REIT)	6,711	414,606
DuPont Fabros Technology, Inc. (REIT)	600	15,120
Equity Lifestyle Properties, Inc. (REIT)	1,900	118,636
Equity Residential (REIT)	3,000	180,000
Essex Property Trust, Inc. (REIT)	1,300	175,877
Federal Realty Investment Trust (REIT)	3,000	255,540
Getty Realty Corp. (REIT)	1,000	25,230
Home Properties, Inc. (REIT)	2,800	170,464
Macerich Co. (REIT)	3,300	176,550
Mid-America Apartment Communities, Inc. (REIT)	1,500	101,205
Plum Creek Timber Co., Inc. (REIT)	5,200	210,808
Potlatch Corp. (REIT)	1,929	68,036
PS Business Parks, Inc. (REIT)	400	22,040
Public Storage (REIT)	9,030	1,029,510
Rayonier, Inc. (REIT)	5,800	379,030
Saul Centers, Inc. (REIT)	500	19,685
Simon Property Group, Inc. (REIT)	17,050	1,981,721
Tanger Factory Outlet Centers (REIT)	5,076	135,885
UDR, Inc. (REIT)	6,300	154,665
Universal Health Realty Income Trust (REIT)	900	35,982
Ventas, Inc. (REIT)	11,000	579,810
Vornado Realty Trust (REIT)	1,900	177,042
Washington Real Estate Investment Trust (REIT)	547	17,788
Weyerhaeuser Co. (REIT)	11,100	242,646

		8,234,693

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	43,391	$1,089,548
Jones Lang LaSalle, Inc.	3,500	330,050
Tejon Ranch Co.*	900	30,690

		1,450,288

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	2,225,460
Hudson City Bancorp, Inc.	18,600	152,334
New York Community Bancorp, Inc.	117,500	1,761,325
People’s United Financial, Inc.	11,600	155,904
TrustCo Bank Corp./New York	2,100	10,290

		4,305,313

Total Financials		62,001,164

Health Care (11.0%)
Biotechnology (3.6%)
Affymax, Inc.*	900	6,183
Alexion Pharmaceuticals, Inc.*	118,796	5,586,976
Allos Therapeutics, Inc.*	7,600	16,264
Alnylam Pharmaceuticals, Inc.*	4,300	40,291
AMAG Pharmaceuticals, Inc.*	2,000	37,600
Amgen, Inc.*	108,305	6,319,597
Amylin Pharmaceuticals, Inc.*	12,000	160,320
Ardea Biosciences, Inc.*	1,200	30,552
Arena Pharmaceuticals, Inc.*	7,588	10,320
ARIAD Pharmaceuticals, Inc.*	15,100	171,083
ArQule, Inc.*	3,300	20,625
Array BioPharma, Inc.*	3,900	8,736
AVI BioPharma, Inc.*	15,200	21,736
BioCryst Pharmaceuticals, Inc.*	2,500	9,550
Biogen Idec, Inc.*	180,861	19,337,658
BioMarin Pharmaceutical, Inc.*	7,200	195,912
BioMimetic Therapeutics, Inc.*	34,618	177,244
Celgene Corp.*	147,053	8,870,237
Celldex Therapeutics, Inc.*	1,200	4,260
Cepheid, Inc.*	78,754	2,728,038
Chelsea Therapeutics International Ltd.*	3,900	19,890
Codexis, Inc.*	149	1,435
Curis, Inc.*	9,800	35,084
Cytori Therapeutics, Inc.*	1,700	8,143
Dendreon Corp.*	19,219	757,997
Dyax Corp.*	4,500	8,910
Emergent Biosolutions, Inc.*	2,300	51,865
Enzon Pharmaceuticals, Inc.*	3,600	36,180
Exelixis, Inc.*	12,700	113,792
Genomic Health, Inc.*	108,782	3,036,106
Geron Corp.*	4,000	16,040
Gilead Sciences, Inc.*	94,664	3,920,036
Halozyme Therapeutics, Inc.*	8,500	58,735
Human Genome Sciences, Inc.*	63,192	1,550,732
Idenix Pharmaceuticals, Inc.*	2,000	10,000
Immunogen, Inc.*	17,300	210,887
Immunomedics, Inc.*	5,300	21,571
Incyte Corp.*	6,200	117,428
InterMune, Inc.*	4,700	168,495
Isis Pharmaceuticals, Inc.*	39,560	362,370
Lexicon Pharmaceuticals, Inc.*	1,900	3,344

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ligand Pharmaceuticals, Inc., Class B*	1,383	$16,527
MannKind Corp.*	4,949	18,806
Medivation, Inc.*	3,400	72,862
Metabolix, Inc.*	1,500	10,710
Micromet, Inc.*	4,528	25,991
Momenta Pharmaceuticals, Inc.*	4,500	87,570
Myriad Genetics, Inc.*	59,700	1,355,787
Nabi Biopharmaceuticals*	400	2,152
Neurocrine Biosciences, Inc.*	3,100	24,955
Novavax, Inc.*	4,700	9,494
NPS Pharmaceuticals, Inc.*	3,800	35,910
Onyx Pharmaceuticals, Inc.*	4,500	158,850
Opko Health, Inc.*	3,900	14,391
Orexigen Therapeutics, Inc.*	1,600	2,544
Osiris Therapeutics, Inc.*	1,200	9,288
PDL BioPharma, Inc.	14,400	84,528
Pharmasset, Inc.*	2,600	291,720
Progenics Pharmaceuticals, Inc.*	2,200	15,796
Regeneron Pharmaceuticals, Inc.*	5,200	294,892
Rigel Pharmaceuticals, Inc.*	3,000	27,510
Sangamo BioSciences, Inc.*	3,000	17,670
Sciclone Pharmaceuticals, Inc.*	5,800	35,032
Seattle Genetics, Inc.*	9,600	196,992
SIGA Technologies, Inc.*	2,771	26,989
Spectrum Pharmaceuticals, Inc.*	3,469	32,140
Synta Pharmaceuticals Corp.*	1,400	7,042
United Therapeutics Corp.*	4,142	228,224
Vanda Pharmaceuticals, Inc.*	2,614	18,664
Vertex Pharmaceuticals, Inc.*	66,320	3,447,977
Vical, Inc.*	6,900	28,428

		60,861,663

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.*	2,700	73,575
ABIOMED, Inc.*	2,800	45,360
Accuray, Inc.*	3,411	27,321
Align Technology, Inc.*	7,000	159,600
Analogic Corp.	1,100	57,849
Atrion Corp.	100	19,780
Baxter International, Inc.	45,814	2,734,638
Becton, Dickinson and Co.	16,525	1,423,959
C.R. Bard, Inc.	6,053	664,983
CareFusion Corp.*	6,600	179,322
Cerus Corp.*	498,150	1,494,450
Conceptus, Inc.*	3,800	44,346
Cooper Cos., Inc.	2,200	174,328
Covidien plc	87,795	4,673,328
CryoLife, Inc.*	2,300	12,880
Cyberonics, Inc.*	3,500	97,825
DENTSPLY International, Inc.	4,200	159,936
DexCom, Inc.*	5,033	72,928
Edwards Lifesciences Corp.*	17,496	1,525,301
Endologix, Inc.*	5,900	54,870
Exactech, Inc.*	600	10,806
GenMark Diagnostics, Inc.*	100,000	583,000
Gen-Probe, Inc.*	4,200	290,430
Given Imaging Ltd.*	143,809	2,926,513
Hansen Medical, Inc.*	1,400	4,774
HeartWare International, Inc.*	800	59,264
Hill-Rom Holdings, Inc.	3,581	164,869

	Number of Shares	Value (Note 1)

ICU Medical, Inc.*	1,176	$51,391
IDEXX Laboratories, Inc.*	5,000	387,800
Insulet Corp.*	3,600	79,812
Integra LifeSciences Holdings Corp.*	2,300	109,963
Intuitive Surgical, Inc.*	2,756	1,025,535
Invacare Corp.	1,700	56,423
IRIS International, Inc.*	1,500	14,985
Kensey Nash Corp.*	600	15,138
Kinetic Concepts, Inc.*	2,742	158,022
MAKO Surgical Corp.*	2,600	77,298
Medtronic, Inc.	140,002	5,394,277
Meridian Bioscience, Inc.	4,800	115,728
Merit Medical Systems, Inc.*	4,500	80,865
Natus Medical, Inc.*	2,200	33,330
Neogen Corp.*	1,800	81,378
NxStage Medical, Inc.*	1,200	24,984
OraSure Technologies, Inc.*	3,600	30,708
Orthofix International N.V.*	1,609	68,334
Quidel Corp.*	2,300	34,845
ResMed, Inc.*	13,000	402,350
RTI Biologics, Inc.*	4,400	11,924
Sirona Dental Systems, Inc.*	4,000	212,400
SonoSite, Inc.*	1,400	49,238
Spectranetics Corp.*	2,600	16,172
St. Jude Medical, Inc.	23,111	1,101,933
Stereotaxis, Inc.*	2,500	8,775
Stryker Corp.	37,103	2,177,575
Synovis Life Technologies, Inc.*	900	15,678
Thoratec Corp.*	4,700	154,254
Varian Medical Systems, Inc.*	8,313	582,076
Volcano Corp.*	2,500	80,725
Zoll Medical Corp.*	1,700	96,322

		30,486,473

Health Care Providers & Services (1.8%)
Aetna, Inc.	59,350	2,616,741
Air Methods Corp.*	900	67,266
Alliance HealthCare Services, Inc.*	1,900	7,220
AMERIGROUP Corp.*	2,400	169,128
AmerisourceBergen Corp.	21,999	910,759
AMN Healthcare Services, Inc.*	2,600	21,632
Bio-Reference Labs, Inc.*	1,800	37,620
BioScrip, Inc.*	4,447	28,861
Brookdale Senior Living, Inc.*	6,700	162,475
Cardinal Health, Inc.	12,500	567,750
CardioNet, Inc.*	2,261	12,006
Catalyst Health Solutions, Inc.*	3,000	167,460
Chindex International, Inc.*	900	12,258
Corvel Corp.*	700	32,830
DaVita, Inc.*	6,831	591,633
Emeritus Corp.*	1,600	34,000
Ensign Group, Inc.	1,800	54,702
Express Scripts, Inc.*	58,074	3,134,835
HCA Holdings, Inc.*	58,010	1,914,330
Health Management Associates, Inc., Class A*	18,000	194,040
Healthspring, Inc.*	3,500	161,385
Henry Schein, Inc.*	3,517	251,782
IPC The Hospitalist Co., Inc.*	1,517	70,313

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Laboratory Corp. of America Holdings*	7,381	$714,407
Landauer, Inc.	400	24,636
Lincare Holdings, Inc.	7,400	216,598
McKesson Corp.	40,258	3,367,582
Medco Health Solutions, Inc.*	30,691	1,734,655
MEDNAX, Inc.*	2,751	198,595
MWI Veterinary Supply, Inc.*	1,400	113,078
National Research Corp.	100	3,653
Patterson Cos., Inc.	8,601	282,887
Providence Service Corp.*	800	10,120
Quest Diagnostics, Inc.	9,113	538,578
Tenet Healthcare Corp.*	31,500	196,560
U.S. Physical Therapy, Inc.	1,000	24,730
UnitedHealth Group, Inc.	226,995	11,708,402
Universal Health Services, Inc., Class B	6,434	331,544

		30,687,051

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	9,525	184,975
athenahealth, Inc.*	65,489	2,691,598
Cerner Corp.*	11,600	708,876
Computer Programs & Systems, Inc.	1,300	82,524
Emdeon, Inc., Class A*	2,813	36,907
MedAssets, Inc.*	4,765	63,660
Omnicell, Inc.*	2,500	38,975
Quality Systems, Inc.	1,900	165,870

		3,973,385

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.*	93,348	4,771,016
Bruker Corp.*	12,600	256,536
Charles River Laboratories International, Inc.*	300	12,195
Complete Genomics, Inc.*	96,000	1,466,880
Compugen Ltd.*	144,885	588,233
Covance, Inc.*	29,791	1,768,692
Enzo Biochem, Inc.*	2,000	8,500
eResearchTechnology, Inc.*	3,500	22,295
Illumina, Inc.*	137,172	10,308,476
Life Technologies Corp.*	2,892	150,586
Luminex Corp.*	5,000	104,500
Mettler-Toledo International, Inc.*	2,900	489,143
Pharmaceutical Product Development, Inc.	9,100	244,244
Sequenom, Inc.*	4,900	36,995
Techne Corp.	3,200	266,784
Waters Corp.*	6,500	622,310

		21,117,385

Pharmaceuticals (2.3%)
Abbott Laboratories, Inc.	153,491	8,076,697
Acura Pharmaceuticals, Inc.*	700	2,709
Akorn, Inc.*	4,600	32,200
Allergan, Inc.	85,366	7,106,720
Cadence Pharmaceuticals, Inc.*	2,900	26,680
Depomed, Inc.*	4,100	33,538
Durect Corp.*	6,600	13,398

	Number of Shares	Value (Note 1)

Eli Lilly and Co.	24,127	$905,486
Endo Pharmaceuticals Holdings, Inc.*	8,300	333,411
Forest Laboratories, Inc.*	248,795	9,787,595
Hospira, Inc.*	9,985	565,750
Impax Laboratories, Inc.*	5,689	123,963
Johnson & Johnson	80,130	5,330,248
MAP Pharmaceuticals, Inc.*	600	9,582
Medicines Co.*	4,200	69,342
Mylan, Inc.*	28,265	697,298
Obagi Medical Products, Inc.*	1,400	13,202
Optimer Pharmaceuticals, Inc.*	3,700	43,993
Pain Therapeutics, Inc.*	2,800	10,836
Perrigo Co.	6,900	606,303
Pozen, Inc.*	2,100	8,820
Questcor Pharmaceuticals, Inc.*	4,100	98,810
Salix Pharmaceuticals Ltd.*	5,900	234,997
Santarus, Inc.*	5,801	19,549
Sucampo Pharmaceuticals, Inc., Class A*	700	2,870
Teva Pharmaceutical Industries Ltd. (ADR)	29,700	1,432,134
Valeant Pharmaceuticals International, Inc.	31,650	1,644,534
Vivus, Inc.*	8,400	68,376
Warner Chilcott plc, Class A	78,100	1,884,553
Watson Pharmaceuticals, Inc.*	8,500	584,205
XenoPort, Inc.*	3,500	24,920

		39,792,719

Total Health Care		186,918,676

Industrials (9.9%)
Aerospace & Defense (2.8%)
Aerovironment, Inc.*	1,700	60,095
Alliant Techsystems, Inc.	2,821	201,222
BE Aerospace, Inc.*	6,500	265,265
Boeing Co.	80,889	5,980,124
Cubic Corp.	1,439	73,374
DigitalGlobe, Inc.*	1,478	37,556
GenCorp, Inc.*	4,600	29,532
GeoEye, Inc.*	1,673	62,570
Goodrich Corp.	107,148	10,232,634
HEICO Corp.	3,000	164,220
Honeywell International, Inc.	91,571	5,456,716
L-3 Communications Holdings, Inc.	36,065	3,153,884
Lockheed Martin Corp.	17,168	1,390,093
National Presto Industries, Inc.	459	46,584
Precision Castparts Corp.	46,671	7,684,380
Rockwell Collins, Inc.	10,989	677,911
Spirit AeroSystems Holdings, Inc., Class A*	3,446	75,812
Taser International, Inc.*	5,100	23,205
Teledyne Technologies, Inc.*	1,000	50,360
Textron, Inc.	11,700	276,237
TransDigm Group, Inc.*	3,472	316,612
United Technologies Corp.	120,527	10,667,845

		46,926,231

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	11,711	$923,295
Expeditors International of Washington, Inc.	26,243	1,343,379
FedEx Corp.	26,420	2,505,937
Forward Air Corp.	1,173	39,636
Hub Group, Inc., Class A*	1,900	71,554
United Parcel Service, Inc., Class B	71,748	5,232,582
UTi Worldwide, Inc.	2,100	41,349

		10,157,732

Airlines (0.2%)
Allegiant Travel Co.*	1,415	70,042
AMR Corp.*	16,068	86,767
Copa Holdings S.A., Class A	400	26,696
Delta Air Lines, Inc.*	36,141	331,413
Southwest Airlines Co.	162,800	1,859,176
United Continental Holdings, Inc.*	22,652	512,615

		2,886,709

Building Products (0.0%)
AAON, Inc.	1,650	36,036
Armstrong World Industries, Inc.	1,200	54,672
Lennox International, Inc.	6,500	279,955
Masco Corp.	25,475	306,464
Trex Co., Inc.*	1,900	46,512
USG Corp.*	600	8,604

		732,243

Commercial Services & Supplies (0.2%)
ABM Industries, Inc.	1,120	26,141
American Reprographics Co.*	3,000	21,210
APAC Customer Services, Inc.*	4,100	21,853
Avery Dennison Corp.	2,045	78,998
Cenveo, Inc.*	3,900	24,960
Clean Harbors, Inc.*	1,700	175,525
Copart, Inc.*	5,769	268,835
Covanta Holding Corp.	200	3,298
Deluxe Corp.	3,500	86,485
EnerNOC, Inc.*	1,185	18,652
Healthcare Services Group, Inc.	7,800	126,750
InnerWorkings, Inc.*	2,600	21,684
Interface, Inc., Class A	4,300	83,291
Iron Mountain, Inc.	15,393	524,747
KAR Auction Services, Inc.*	100	1,891
Knoll, Inc.	6,000	120,420
Mine Safety Appliances Co.	2,266	84,613
Multi-Color Corp.	800	19,752
Standard Parking Corp.*	500	7,985
Stericycle, Inc.*	7,300	650,576
Sykes Enterprises, Inc.*	4,302	92,622
Team, Inc.*	1,500	36,195
U.S. Ecology, Inc.	1,300	22,230
Waste Connections, Inc.	7,756	246,098

		2,764,811

Construction & Engineering (0.4%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	900	35,010

	Number of Shares	Value (Note 1)

Fluor Corp.	38,750	$2,505,575
Furmanite Corp.*	2,200	17,468
KBR, Inc.	5,200	195,988
MYR Group, Inc.*	1,650	38,610
Quanta Services, Inc.*	88,850	1,794,770
Shaw Group, Inc.*	99,918	3,018,523

		7,605,944

Electrical Equipment (0.6%)
A123 Systems, Inc.*	407,500	2,167,900
Acuity Brands, Inc.	2,600	145,028
AMETEK, Inc.	13,810	620,069
AZZ, Inc.	1,149	52,624
Babcock & Wilcox Co.*	9,264	256,705
Broadwind Energy, Inc.*	3,167	4,592
Cooper Industries plc	7,700	459,459
Emerson Electric Co.	69,654	3,918,038
General Cable Corp.*	400	17,032
GrafTech International Ltd.*	5,547	112,438
II-VI, Inc.*	4,400	112,640
Polypore International, Inc.*	2,800	189,952
PowerSecure International, Inc.*	1,400	10,108
Rockwell Automation, Inc.	12,000	1,041,120
Roper Industries, Inc.	7,172	597,428
Thomas & Betts Corp.*	1,760	94,776
Vicor Corp.	1,600	25,872

		9,825,781

Industrial Conglomerates (0.9%)
3M Co.	85,868	8,144,580
Carlisle Cos., Inc.	1,675	82,460
General Electric Co.	132,490	2,498,762
Raven Industries, Inc.	1,300	72,423
Tyco International Ltd.	98,005	4,844,387

		15,642,612

Machinery (3.0%)
3D Systems Corp.*	2,600	51,246
Actuant Corp., Class A	3,923	105,254
Ampco-Pittsburgh Corp.	500	11,725
Badger Meter, Inc.	1,800	66,582
Bucyrus International, Inc.	6,300	577,458
Caterpillar, Inc.	45,870	4,883,320
CLARCOR, Inc.	2,298	108,649
Colfax Corp.*	1,700	42,160
Cummins, Inc.	103,366	10,697,347
Danaher Corp.	231,697	12,277,624
Deere & Co.	29,867	2,462,534
Donaldson Co., Inc.	6,600	400,488
Dover Corp.	10,941	741,800
Dynamic Materials Corp.	1,000	22,420
Eaton Corp.	125,072	6,434,954
Flow International Corp.*	3,100	11,036
Flowserve Corp.	3,393	372,857
Gardner Denver, Inc.	4,100	344,605
Gorman-Rupp Co.	1,500	49,410
Graco, Inc.	4,610	233,543
Graham Corp.	800	16,320
Harsco Corp.	100	3,260
IDEX Corp.	5,600	256,760
Illinois Tool Works, Inc.	31,200	1,762,488

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ingersoll-Rand plc	18,700	$849,167
Joy Global, Inc.	7,933	755,539
Kennametal, Inc.	1,300	54,873
Lincoln Electric Holdings, Inc.	7,000	250,950
Lindsay Corp.	1,000	68,800
Manitowoc Co., Inc.	2,900	48,836
Met-Pro Corp.	1,200	13,656
Navistar International Corp.*	5,599	316,120
Nordson Corp.	4,920	269,862
Omega Flex, Inc.*	300	4,209
PACCAR, Inc.	25,818	1,319,042
Pall Corp.	55,745	3,134,541
Parker Hannifin Corp.	4,800	430,752
PMFG, Inc.*	1,100	21,835
RBC Bearings, Inc.*	1,800	67,968
Sauer-Danfoss, Inc.*	800	40,312
SPX Corp.	2,200	181,852
Sun Hydraulics Corp.	900	43,020
Tennant Co.	2,300	91,839
Timken Co.	4,500	226,800
Valmont Industries, Inc.	500	48,195
WABCO Holdings, Inc.*	6,900	476,514
Wabtec Corp.	3,400	223,448

		50,871,970

Marine (0.0%)
Kirby Corp.*	1,037	58,767

Professional Services (0.2%)
Acacia Research Corp. - Acacia Technologies*	3,307	121,334
Advisory Board Co.*	1,300	75,244
CDI Corp.	100	1,329
CoStar Group, Inc.*	2,400	142,272
CRA International, Inc.*	600	16,254
Dun & Bradstreet Corp.	4,249	320,970
Equifax, Inc.	4,500	156,240
Exponent, Inc.*	1,800	78,318
Huron Consulting Group, Inc.*	2,700	81,567
ICF International, Inc.*	909	23,070
IHS, Inc., Class A*	4,130	344,525
Insperity, Inc.	2,600	76,986
Korn/Ferry International*	300	6,597
Manpower, Inc.	21,420	1,149,183
Nielsen Holdings N.V.*	5,200	162,032
Robert Half International, Inc.	13,212	357,120
Towers Watson & Co., Class A	2,500	164,275
Verisk Analytics, Inc., Class A*	9,800	339,276

		3,616,592

Road & Rail (0.8%)
Avis Budget Group, Inc.*	6,628	113,272
Celadon Group, Inc.*	2,003	27,962
Con-way, Inc.	2,020	78,396
CSX Corp.	78,500	2,058,270
Genesee & Wyoming, Inc., Class A*	2,800	164,192
Heartland Express, Inc.	2,800	46,368
Hertz Global Holdings, Inc.*	17,400	276,312
J.B. Hunt Transport Services, Inc.	7,723	363,676
Kansas City Southern*	5,000	296,650

	Number of Shares	Value (Note 1)

Landstar System, Inc.	4,200	$195,216
Marten Transport Ltd.	1,496	32,314
Old Dominion Freight Line, Inc.*	571	21,298
Union Pacific Corp.	101,534	10,600,150

		14,274,076

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	3,481	79,437
Fastenal Co.	41,608	1,497,472
Houston Wire & Cable Co.	1,400	21,770
Kaman Corp.	2,098	74,416
MSC Industrial Direct Co., Class A	3,700	245,347
TAL International Group, Inc.	300	10,359
Titan Machinery, Inc.*	600	17,268
W.W. Grainger, Inc.	4,102	630,272
WESCO International, Inc.*	3,000	162,270

		2,738,611

Total Industrials		168,102,079

Information Technology (21.9%)
Communications Equipment (2.9%)
Acme Packet, Inc.*	62,800	4,404,164
ADTRAN, Inc.	4,400	170,324
Anaren, Inc.*	1,339	28,454
Arris Group, Inc.*	27,371	317,777
Aruba Networks, Inc.*	6,200	183,210
Ciena Corp.*	2,836	52,126
Cisco Systems, Inc.	270,630	4,224,534
DG FastChannel, Inc.*	2,500	80,125
Digi International, Inc.*	400	5,200
EMS Technologies, Inc.*	1,269	41,839
F5 Networks, Inc.*	22,600	2,491,650
Harmonic, Inc.*	6,860	49,598
Harris Corp.	3,369	151,807
Infinera Corp.*	10,300	71,173
Ixia*	2,100	26,880
JDS Uniphase Corp.*	17,800	296,548
Juniper Networks, Inc.*	210,007	6,615,221
Loral Space & Communications, Inc.*	1,058	73,499
NETGEAR, Inc.*	500	21,860
Nokia Oyj (ADR)	108,480	696,442
Oplink Communications, Inc.*	600	11,178
Polycom, Inc.*	7,000	450,100
QUALCOMM, Inc.	365,161	20,737,493
Riverbed Technology, Inc.*	205,000	8,115,950
ShoreTel, Inc.*	3,000	30,600
ViaSat, Inc.*	2,361	102,160

		49,449,912

Computers & Peripherals (4.3%)
Apple, Inc.*	141,129	47,372,771
Dell, Inc.*	85,860	1,431,286
EMC Corp.*	385,627	10,624,024
Immersion Corp.*	1,200	10,236
NCR Corp.*	11,360	214,590
NetApp, Inc.*	83,315	4,397,366
Novatel Wireless, Inc.*	3,014	16,517
SanDisk Corp.*	128,815	5,345,823

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Seagate Technology plc	147,825	$2,388,852
Silicon Graphics International Corp.*	97,200	1,671,840
STEC, Inc.*	3,341	56,830
Stratasys, Inc.*	1,700	57,290
Super Micro Computer, Inc.*	1,600	25,744

		73,613,169

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	14,660	791,493
Anixter International, Inc.	200	13,068
Arrow Electronics, Inc.*	4,400	182,600
Brightpoint, Inc.*	4,906	39,788
Cognex Corp.	607	21,506
Corning, Inc.	59,800	1,085,370
Daktronics, Inc.	2,700	29,133
Dolby Laboratories, Inc., Class A*	22,000	934,120
DTS, Inc.*	1,400	56,770
Echelon Corp.*	2,400	21,816
FARO Technologies, Inc.*	1,400	61,320
FLIR Systems, Inc.	12,888	434,454
IPG Photonics Corp.*	1,600	116,336
Jabil Circuit, Inc.	11,300	228,260
Maxwell Technologies, Inc.*	1,500	24,285
MTS Systems Corp.	500	20,915
Multi-Fineline Electronix, Inc.*	1,300	28,093
National Instruments Corp.	6,500	192,985
OSI Systems, Inc.*	1,000	43,000
Plexus Corp.*	1,118	38,918
Power-One, Inc.*	400	3,240
Rofin-Sinar Technologies, Inc.*	1,083	36,984
TE Connectivity Ltd.	87,780	3,226,793
Trimble Navigation Ltd.*	10,300	408,292
Universal Display Corp.*	2,300	80,707

		8,120,246

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	15,019	472,648
Baidu, Inc. (ADR)*	73,854	10,349,161
comScore, Inc.*	1,500	38,850
Constant Contact, Inc.*	2,900	73,602
Cornerstone OnDemand, Inc.*	95,118	1,678,833
DealerTrack Holdings, Inc.*	4,700	107,865
Dice Holdings, Inc.*	1,300	17,576
Digital River, Inc.*	3,675	118,188
eBay, Inc.*	143,298	4,624,227
Equinix, Inc.*	3,760	379,835
Google, Inc., Class A*	28,898	14,633,369
InfoSpace, Inc.*	1,600	14,592
j2 Global Communications, Inc.*	4,900	138,327
Keynote Systems, Inc.	200	4,326
Limelight Networks, Inc.*	1,300	5,928
LinkedIn Corp., Class A*	15,647	1,409,638
Liquidity Services, Inc.*	1,200	28,332
LivePerson, Inc.*	5,500	77,770
LoopNet, Inc.*	2,400	44,112
MercadoLibre, Inc.	18,700	1,483,658
Move, Inc.*	973,370	2,131,680
NIC, Inc.	6,200	83,452

	Number of Shares	Value (Note 1)

Rackspace Hosting, Inc.*	89,650	$3,831,641
RightNow Technologies, Inc.*	2,300	74,520
SAVVIS, Inc.*	4,400	173,932
Stamps.com, Inc.	1,100	14,674
support.com, Inc.*	2,600	12,480
VeriSign, Inc.	15,600	521,976
Vocus, Inc.*	1,300	39,793
WebMD Health Corp.*	4,458	203,196
XO Group, Inc.*	2,300	22,885
Zix Corp.*	9,600	36,864

		42,847,930

IT Services (2.9%)
Accenture plc, Class A	126,064	7,616,787
Alliance Data Systems Corp.*	4,580	430,840
Automatic Data Processing, Inc.	35,659	1,878,516
Broadridge Financial Solutions, Inc.	12,969	312,164
CACI International, Inc., Class A*	500	31,540
Cardtronics, Inc.*	1,000	23,450
Cass Information Systems, Inc.	500	18,880
Cognizant Technology Solutions Corp., Class A*	21,164	1,552,168
CSG Systems International, Inc.*	1,500	27,720
DST Systems, Inc.	700	36,960
ExlService Holdings, Inc.*	1,200	27,720
Fiserv, Inc.*	8,409	526,656
Forrester Research, Inc.	1,300	42,848
Gartner, Inc.*	5,200	209,508
Genpact Ltd.*	11,000	189,640
Global Payments, Inc.	7,000	357,000
Hackett Group, Inc.*	3,300	16,797
Heartland Payment Systems, Inc.	4,700	96,820
iGATE Corp.	1,800	29,376
Integral Systems, Inc.*	1,400	17,038
International Business Machines Corp.	86,174	14,783,150
Jack Henry & Associates, Inc.	9,701	291,127
Lender Processing Services, Inc.	8,237	172,236
Lionbridge Technologies, Inc.*	9,400	29,892
Mastercard, Inc., Class A	19,668	5,926,755
MAXIMUS, Inc.	1,465	121,199
MoneyGram International, Inc.*	10,300	34,196
NCI, Inc., Class A*	500	11,360
NeuStar, Inc., Class A*	1,600	41,920
Paychex, Inc.	21,172	650,404
SAIC, Inc.*	9,236	155,349
SRA International, Inc., Class A*	1,600	49,472
Syntel, Inc.	1,600	94,592
TeleTech Holdings, Inc.*	3,000	63,240
Teradata Corp.*	90,385	5,441,177
TNS, Inc.*	3,200	53,120
VeriFone Systems, Inc.*	6,100	270,535
Virtusa Corp.*	500	9,475
Visa, Inc., Class A	91,723	7,728,580
Western Union Co.	47,559	952,607

		50,322,814

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,900	$164,463

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Analogic Technologies, Inc.*	3,700	22,403
Advanced Micro Devices, Inc.*	43,800	306,162
Altera Corp.	25,174	1,166,815
Analog Devices, Inc.	25,099	982,375
Applied Materials, Inc.	12,300	160,023
Applied Micro Circuits Corp.*	6,142	54,418
Atmel Corp.*	34,100	479,787
ATMI, Inc.*	782	15,976
Avago Technologies Ltd.	13,600	516,800
Broadcom Corp., Class A*	183,951	6,188,112
Cabot Microelectronics Corp.*	212	9,852
CEVA, Inc.*	1,200	36,552
Cree, Inc.*	108,180	3,633,766
Cypress Semiconductor Corp.*	13,400	283,276
Diodes, Inc.*	3,900	101,790
Entropic Communications, Inc.*	700	6,223
Exar Corp.*	300	1,899
FEI Co.*	4,106	156,808
First Solar, Inc.*	4,516	597,331
Freescale Semiconductor Holdings I Ltd.*	10,200	187,578
GT Solar International, Inc.*	1,700	27,540
Integrated Device Technology, Inc.*	2,978	23,407
Intel Corp.	90,595	2,007,585
Intersil Corp., Class A	8,272	106,295
IXYS Corp.*	1,500	22,470
KLA-Tencor Corp.	9,200	372,416
Kopin Corp.*	6,811	32,080
Lam Research Corp.*	10,859	480,837
Lattice Semiconductor Corp.*	4,700	30,644
Linear Technology Corp.	19,142	632,069
LSI Corp.*	22,400	159,488
Maxim Integrated Products, Inc.	22,786	582,410
MEMC Electronic Materials, Inc.*	2,100	17,913
Micrel, Inc.	427	4,518
Microchip Technology, Inc.	14,581	552,766
Monolithic Power Systems, Inc.*	4,055	62,528
National Semiconductor Corp.	19,600	482,356
Netlogic Microsystems, Inc.*	138,634	5,603,586
NVE Corp.*	400	23,380
NVIDIA Corp.*	194,760	3,103,501
ON Semiconductor Corp.*	35,965	376,554
PMC-Sierra, Inc.*	300	2,271
Power Integrations, Inc.	2,800	107,604
Rambus, Inc.*	9,000	132,120
Rubicon Technology, Inc.*	1,100	18,546
Silicon Laboratories, Inc.*	41,661	1,718,933
Skyworks Solutions, Inc.*	14,994	344,562
Standard Microsystems Corp.*	25,400	685,546
Texas Instruments, Inc.	52,471	1,722,623
TriQuint Semiconductor, Inc.*	7,870	80,195
Ultratech, Inc.*	1,900	57,722
Varian Semiconductor Equipment Associates, Inc.*	6,200	380,928

	Number of Shares	Value (Note 1)

Veeco Instruments, Inc.*	2,300	$111,343
Volterra Semiconductor Corp.*	2,100	51,786
Xilinx, Inc.	18,300	667,401

		35,693,869

Software (6.7%)
ACI Worldwide, Inc.*	4,400	148,588
Actuate Corp.*	4,900	28,665
Adobe Systems, Inc.*	152,287	4,789,426
Advent Software, Inc.*	2,800	78,876
American Software, Inc., Class A	1,200	9,972
ANSYS, Inc.*	7,541	412,266
Ariba, Inc.*	6,900	237,843
Autodesk, Inc.*	104,461	4,032,195
Blackbaud, Inc.	5,000	138,600
BMC Software, Inc.*	12,595	688,946
Bottomline Technologies, Inc.*	2,617	64,666
BroadSoft, Inc.*	79,100	3,016,083
Cadence Design Systems, Inc.*	19,100	201,696
Check Point Software Technologies Ltd.*	22,910	1,302,434
Citrix Systems, Inc.*	35,492	2,839,360
CommVault Systems, Inc.*	106,900	4,751,705
Compuware Corp.*	2,800	27,328
Concur Technologies, Inc.*	2,900	145,203
Deltek, Inc.*	1,306	9,782
DemandTec, Inc.*	1,700	15,470
Ebix, Inc.*	1,500	28,575
Electronic Arts, Inc.*	27,211	642,180
EPIQ Systems, Inc.	3,002	42,688
FactSet Research Systems, Inc.	3,600	368,352
FalconStor Software, Inc.*	3,100	13,888
Fortinet, Inc.*	231,300	6,312,177
Informatica Corp.*	114,200	6,672,706
Interactive Intelligence, Inc.*	1,100	38,555
Intuit, Inc.*	21,567	1,118,465
JDA Software Group, Inc.*	2,324	71,788
Kenexa Corp.*	2,900	69,542
Lawson Software, Inc.*	4,734	53,115
Manhattan Associates, Inc.*	2,000	68,880
Mentor Graphics Corp.*	500	6,405
MICROS Systems, Inc.*	6,900	342,999
Microsoft Corp.#	650,759	16,919,734
MicroStrategy, Inc., Class A*	1,100	178,948
NetScout Systems, Inc.*	2,000	41,780
NetSuite, Inc.*	2,200	86,240
Nuance Communications, Inc.*	204,912	4,399,461
Opnet Technologies, Inc.	1,000	40,940
Oracle Corp.	616,345	20,283,914
Parametric Technology Corp.*	13,400	307,262
Pegasystems, Inc.	1,900	88,445
PROS Holdings, Inc.*	1,000	17,490
QLIK Technologies, Inc.*	5,000	170,300
Radiant Systems, Inc.*	2,200	45,980
Red Hat, Inc.*	117,225	5,380,627
Renaissance Learning, Inc.	800	10,032
Rovi Corp.*	20,338	1,166,588
Salesforce.com, Inc.*	66,794	9,950,970
SolarWinds, Inc.*	1,326	34,662
Solera Holdings, Inc.	5,945	351,706
Sourcefire, Inc.*	2,800	83,216

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SuccessFactors, Inc.*	50,400	$1,481,760
Symantec Corp.*	53,800	1,060,936
Synchronoss Technologies, Inc.*	1,700	53,941
Synopsys, Inc.*	6,100	156,831
Take-Two Interactive Software, Inc.*	890	13,599
Taleo Corp., Class A*	3,700	137,011
TeleCommunication Systems, Inc., Class A*	2,700	13,041
TIBCO Software, Inc.*	204,347	5,930,150
Tyler Technologies, Inc.*	3,100	83,018
VASCO Data Security International, Inc.*	2,200	27,390
VMware, Inc., Class A*	60,485	6,062,412
Websense, Inc.*	5,300	137,641

		113,505,444

Total Information Technology		373,717,847

Materials (4.5%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	29,538	2,823,242
Airgas, Inc.	6,900	483,276
Albemarle Corp.	7,549	522,391
Balchem Corp.	2,250	98,505
Calgon Carbon Corp.*	6,600	112,200
Celanese Corp.	13,324	710,302
CF Industries Holdings, Inc.	4,218	597,564
Dow Chemical Co.	254,205	9,151,380
E.I. du Pont de Nemours & Co.	66,058	3,570,435
Eastman Chemical Co.	5,100	520,557
Ecolab, Inc.	16,508	930,721
FMC Corp.	5,016	431,476
Hawkins, Inc.	891	32,272
Huntsman Corp.	9,000	169,650
International Flavors & Fragrances, Inc.	6,400	411,136
Koppers Holdings, Inc.	1,245	47,223
LSB Industries, Inc.*	2,300	98,716
Lubrizol Corp.	5,273	708,006
LyondellBasell Industries N.V., Class A	4,200	161,784
Monsanto Co.	191,227	13,871,607
Mosaic Co.	19,568	1,325,341
Nalco Holding Co.	68,045	1,892,331
NewMarket Corp.	1,221	208,437
NL Industries, Inc.	300	5,508
Omnova Solutions, Inc.*	5,500	38,280
PPG Industries, Inc.	11,300	1,025,927
Praxair, Inc.	40,519	4,391,854
Rockwood Holdings, Inc.*	4,600	254,334
Scotts Miracle-Gro Co., Class A	3,295	169,066
Sherwin-Williams Co.	6,373	534,504
Sigma-Aldrich Corp.	7,911	580,509
Solutia, Inc.*	8,700	198,795
Valspar Corp.	4,500	162,270
W.R. Grace & Co.*	4,701	214,507
Zep, Inc.	1,700	32,130

		46,486,236

	Number of Shares	Value (Note 1)

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	$166,495
Martin Marietta Materials, Inc.	1,900	151,943
United States Lime & Minerals, Inc.*	100	4,101

		322,539

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	11,676
Ball Corp.	12,000	461,520
Crown Holdings, Inc.*	13,600	527,952
Packaging Corp. of America	6,600	184,734
Rock-Tenn Co., Class A	4,900	325,066
Silgan Holdings, Inc.	3,400	139,298
Temple-Inland, Inc.	400	11,896

		1,662,142

Metals & Mining (1.6%)
AK Steel Holding Corp.	400	6,304
Allegheny Technologies, Inc.	8,200	520,454
Allied Nevada Gold Corp.*	6,400	226,368
AMCOL International Corp.	700	26,712
Barrick Gold Corp.	104,900	4,750,921
Carpenter Technology Corp.	3,100	178,808
Cliffs Natural Resources, Inc.	11,364	1,050,602
Compass Minerals International, Inc.	2,700	232,389
Freeport-McMoRan Copper & Gold, Inc.	312,601	16,536,593
Molycorp, Inc.*	4,000	244,240
Nucor Corp.	33,300	1,372,626
Reliance Steel & Aluminum Co.	3,400	168,810
Royal Gold, Inc.	3,878	227,134
Schnitzer Steel Industries, Inc., Class A	100	5,760
Southern Copper Corp.	13,954	458,668
Steel Dynamics, Inc.	11,300	183,625
Stillwater Mining Co.*	900	19,809
SXC Health Solutions Corp.*	5,200	306,384
Titanium Metals Corp.	1,900	34,808
Walter Energy, Inc.	4,300	497,940

		27,048,955

Paper & Forest Products (0.0%)
Deltic Timber Corp.	900	48,321
International Paper Co.	6,600	196,812

		245,133

Total Materials		75,765,005

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AboveNet, Inc.	1,150	81,029
Alaska Communications Systems Group, Inc.	4,318	38,301
Cogent Communications Group, Inc.*	5,500	93,555
Consolidated Communications Holdings, Inc.	700	13,608
Global Crossing Ltd.*	3,200	122,816
tw telecom, Inc.*	12,703	260,793

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Verizon Communications, Inc.	45,500	$1,693,965
Windstream Corp.	20,141	261,027

		2,565,094

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	28,588	1,496,010
Clearwire Corp., Class A*	2,500	9,450
Crown Castle International Corp.*	61,517	2,509,278
MetroPCS Communications, Inc.*	15,322	263,692
NII Holdings, Inc.*	10,900	461,942
NTELOS Holdings Corp.	3,800	77,596
SBA Communications Corp., Class A*	10,100	385,719

		5,203,687

Total Telecommunication Services		7,768,781

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	22,820	1,637,791

Gas Utilities (0.0%)
Oneok, Inc.	2,200	162,822

Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*	93,800	1,512,994

Total Utilities		3,313,607

Total Common Stocks (79.1%) (Cost $1,044,473,893)		1,346,226,006

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	401

Total Financials		401

Total Corporate Bonds		401

Total Long-Term Debt Securities (0.0%) (Cost $600)		401

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11*	700	$1,435
Clinical Data, Inc., expiring 12/31/49*†	900	855

Total Rights (0.0%) (Cost $3,710)		2,290

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.5%)
Federal Home Loan Bank 0.00%, 7/1/11 (o)(p)	$15,600,000	15,600,000
U.S. Treasury Bills 0.04%, 11/3/11 (p)#	28,032,000	28,027,907

Total Government Securities		43,627,907

Time Deposit (18.6%)
JPMorgan Chase Nassau 0.000%, 7/1/11	316,393,866	316,393,866

Total Short-Term Investments (21.1%) (Cost $360,021,000)		360,021,773

Total Investments (100.2%) (Cost $1,404,499,203)		1,706,250,470
Other Assets Less Liabilities (-0.2%)		(3,258,161)

Net Assets (100%)		$1,702,992,309

*	Non-income producing.
†	Securities (totalling $855 or 0.0% of net assets) at fair value by management.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,703,907.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2011.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,806	September-11	$80,174,769	$83,834,520	$3,659,751
S&P 500 E-Mini Index	2,833	September-11	179,361,649	186,340,575	6,978,926
S&P MidCap 400 E-Mini Index	842	September-11	78,126,284	82,221,300	4,095,016

					$14,733,693

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$235,060,025	$—	$—	$235,060,025
Consumer Staples	81,604,263	—	—	81,604,263
Energy	151,974,559	—	—	151,974,559
Financials	62,001,164	—	—	62,001,164
Health Care	186,918,676	—	—	186,918,676
Industrials	168,102,079	—	—	168,102,079
Information Technology	373,717,847	—	—	373,717,847
Materials	75,765,005	—	—	75,765,005
Telecommunication Services	7,768,781	—	—	7,768,781
Utilities	3,313,607	—	—	3,313,607
Corporate Bonds
Financials	—	401	—	401
Futures	14,733,693	—	—	14,733,693
Rights
Health Care	1,435	—	855	2,290
Short-Term Investments	—	360,021,773	—	360,021,773

Total Assets	$1,360,961,134	$360,022,174	$855	$1,720,984,163

Total Liabilities	$—	$—	$—	$—

Total	$1,360,961,134	$360,022,174	$855	$1,720,984,163

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Financials	Investments in Corporate Bonds- Financials	Investments in Rights-Health Care

Balance as at 12/31/10	$2,800,000	$640	$—
Total gains or losses (realized/unrealized) included in earnings	4,180,925	—	855
Purchases	—	—	—
Sales	(6,980,925)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(640)	—

Balance as at 6/30/11	$—	$—	$855

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11	$—	$—	$855

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	14,733,693	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$14,733,693

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	9,305,020	—	—	9,305,020
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$9,305,020	$—	$—	$9,305,020

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	11,551,813	—	—	11,551,813
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$11,551,813	$—	$—	$11,551,813

The Portfolio held futures contracts with an average notional balance of approximately $356,340,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$556,984,004
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$653,767,266

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$300,419,183
Aggregate gross unrealized depreciation	(17,812,126)

Net unrealized appreciation	$282,607,057

Federal income tax cost of investments	$1,423,643,413

The Portfolio has a net capital loss carryforward of $1,210,824,720 of which $67,203,341 expires in the year 2011, $5,225,109 expires in the year 2015, $810,264,883 expires in the year 2016 and $328,131,387 expires in the year 2017.

Included in the capital loss carryforward amounts are $51,095,816 of losses acquired from the Multimanager Health Care Portfolio and $68,634,370 of losses acquired from the Multimanager Large Cap Growth Portfolio as a result of a tax free reorganization that occurred during the year 2009 and 2010, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

For the six months ended June 30, 2011, the Portfolio incurred approximately $1,266 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2011 (Unaudited)
ASSETS
Investments at value (Cost $1,404,499,203)	$1,706,250,470
Cash	206,897
Foreign cash (Cost $2,555)	2,818
Receivable for securities sold	24,534,383
Due from Broker for futures variation margin	3,016,400
Dividends, interest and other receivables	826,400
Receivable from Separate Accounts for Trust shares sold	82,637
Other assets	10,233

Total assets	1,734,930,238

LIABILITIES
Payable for securities purchased	29,314,471
Payable to Separate Accounts for Trust shares redeemed	1,267,680
Investment management fees payable	776,448
Administrative fees payable	219,350
Distribution fees payable - Class B	136,526
Trustees’ fees payable	50,300
Accrued expenses	173,154

Total liabilities	31,937,929

NET ASSETS	$1,702,992,309

Net assets were comprised of:
Paid in capital	$2,542,080,524
Accumulated undistributed net investment income (loss)	741,946
Accumulated undistributed net realized gains (losses) on investments and futures	(1,156,315,384)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	316,485,223

Net assets	$1,702,992,309

Class A
Net asset value, offering and redemption price per share, $1,017,773,154 / 34,960,957 shares outstanding (unlimited amount authorized: $0.001 par value)	$29.11

Class B
Net asset value, offering and redemption price per share, $685,219,155 / 23,976,386 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,950 foreign withholding tax)	$7,633,078
Interest	17,928

Total income	7,651,006

EXPENSES
Investment management fees	4,906,419
Administrative fees	1,303,175
Distribution fees - Class B	870,981
Custodian fees	89,975
Printing and mailing expenses	67,391
Professional fees	31,142
Trustees’ fees	14,337
Miscellaneous	15,217

Gross expenses	7,298,637
Less: Fees paid indirectly	(83,446)

Net expenses	7,215,191

NET INVESTMENT INCOME (LOSS)	435,815

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	67,854,419
Futures	9,305,020

Net realized gain (loss)	77,159,439

Change in unrealized appreciation (depreciation) on:
Securities	20,097,216
Foreign currency translations	193
Futures	11,551,813

Net change in unrealized appreciation (depreciation)	31,649,222

NET REALIZED AND UNREALIZED GAIN (LOSS)	108,808,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,244,476

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$435,815	$5,027,663
Net realized gain (loss) on investments, futures and foreign currency transactions	77,159,439	179,150,675
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	31,649,222	73,202,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	109,244,476	257,381,033

DIVIDENDS:
Dividends from net investment income
Class A	—	(7,972,678)
Class B	—	(2,946,880)

TOTAL DIVIDENDS	—	(10,919,558)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 369,049 and 738,394 shares, respectively ]	10,481,110	18,070,245
Capital shares issued in connection with merger (Note 9) [ 0 and 1,655,085 shares, respectively ]	—	39,434,930
Capital shares issued in reinvestment of dividends [ 0 and 321,629 shares, respectively ]	—	7,972,678
Capital shares repurchased [ (2,370,390) and (4,871,363) shares, respectively ]	(67,698,247)	(117,545,634)

Total Class A transactions	(57,217,137)	(52,067,781)

Class B
Capital shares sold [ 600,079 and 1,295,694 shares, respectively ]	16,772,503	31,040,311
Capital shares issued in connection with merger (Note 9) [ 0 and 9,968,749 shares, respectively ]	—	233,048,272
Capital shares issued in reinvestment of dividends [ 0 and 123,771 shares, respectively ]	—	2,946,880
Capital shares repurchased [ (2,549,860) and (4,200,858) shares, respectively ]	(71,603,577)	(100,066,371)

Total Class B transactions	(54,831,074)	166,969,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(112,048,211)	114,901,311

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,803,735)	361,362,786
NET ASSETS:
Beginning of period	1,705,796,044	1,344,433,258

End of period (a)	$1,702,992,309	$1,705,796,044

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$741,946	$306,131

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (p)(q)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010		2009	2008		2007	2006
Net asset value, beginning of period	$27.32	$23.37		$17.03	$32.11		$28.78	$27.36

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.14	(e)	0.19 (e)	0.08	(e)	0.04 (e)	0.05 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.77	4.03		6.23	(15.09)		3.32	1.42

Total from investment operations	1.79	4.17		6.42	(15.01)		3.36	1.47

Capital contribution from affiliate (†)	—	—		—	0.06		—	—

Less distributions:
Dividends from net investment income	—	(0.22)		(0.08)	(0.13)		(0.03)	(0.05)

Net asset value, end of period	$29.11	$27.32		$23.37	$17.03		$32.11	$28.78

Total return (b)	6.55%	17.92	%(aa)	37.69%	(46.55	)%(n)	11.69%	5.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,017,773	$1,009,682		$914,031	$690,098		$2,638,093	$2,332,898
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.74%	0.76%		0.67%	0.77%		0.72%	0.78%
Before fees paid indirectly (a)	0.75%	0.77%		0.82%	0.79%		0.79%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.15%	0.56%		0.96%	0.31%		0.14%	0.20%
Before fees paid indirectly (a)	0.14%	0.55%		0.81%	0.30%		0.07%	0.18%
Portfolio turnover rate	41%	54%		91%	98%		87%	90%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (p)(q)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008		2007		2006
Net asset value, beginning of period	$26.85		$22.97		$16.74		$31.56		$28.33		$26.96

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	—	#(e)	0.16	(e)	0.02	(e)	(0.03	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.74		4.03		6.09		(14.82)		3.26		1.38

Total from investment operations	1.73		4.03		6.25		(14.80)		3.23		1.37

Capital contribution from affiliate (†)	—		—		—		0.07		—		—

Less distributions:
Dividends from net investment income	—		(0.15)		(0.02)		(0.09)		—		—

Net asset value, end of period	$28.58		$26.85		$22.97		$16.74		$31.56		$28.33

Total return (b)	6.44%		17.63	%(bb)	37.34%		(46.68	)%(o)	11.40%		5.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$685,219		$696,114		$430,402		$115,805		$244,593		$261,648
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.99%		1.01%		0.92%		1.02%		0.97%		1.03%
Before fees paid indirectly (a)	1.00%		1.02%		1.07	%(c)	1.04%		1.04%		1.05%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.10)%		(0.02)%		0.79%		0.08%		(0.10)%		(0.05)%
Before fees paid indirectly (a)	(0.11)%		(0.02)%		0.65%		0.06%		(0.18)%		(0.07)%
Portfolio turnover rate	41%		54%		91%		98%		87%		90%

#	Per share amount is less than $0.005.
(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.87)%.
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the Multimanager Aggressive Equity Portfolio.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of Multimanager Large Cap Growth Portfolio that followed the same objective as this Portfolio.
(aa)	Includes a gain incurred resulting in a litigation payment. Without this gain, the total return would have been 17.83%
(bb)	Includes a gain incurred resulting in a litigation payment. Without this gain, the total return would have been 17.58%

See Notes to Financial Statements.

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Government Securities	53.7%
Corporate Bonds	40.4
Asset-Backed and Mortgage-Backed Securities	6.5
Time Deposits	0.3
Convertible Preferred Stocks	0.1
Options Purchased	0.0 #
Cash and Other	(1.0)

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11
Class A
Actual	$1,000.00	$1,024.30	$3.46
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.46
Class B
Actual	1,000.00	1,023.00	4.71
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.69% and 0.94%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.5%)
Asset-Backed Securities (2.1%)
American Money Management Corp.,
Series 2006-6A A1A 0.482%, 5/3/18 (l)§	$2,500,000	$2,406,673
Armstrong Loan Funding Ltd., Series 2008-1A A 0.823%, 8/1/16 (l)§	665,370	664,059
Avery Point CLO Ltd., Series 2003-1A A1 0.725%, 12/17/15 (l)§	574,841	567,418
Bank of America Credit Card Trust,
Series 2008-A5 A5 1.387%, 12/16/13 (l)	3,900,000	3,901,092
Capital One Multi-Asset Execution Trust,
Series 2006-A5 A5 0.247%, 1/15/16 (l)	550,000	548,983
Series 2007-C2 C2 0.487%, 11/17/14 (l)	1,590,000	1,582,710
Chase Issuance Trust, Series 2009-A2 A2 1.737%, 4/15/14 (l)	9,800,000	9,914,070
Citibank Omni Master Trust, Series 2009-A12 A12 3.350%, 8/15/16§	1,000,000	1,020,696
Series 2009-A13 A13 5.350%, 8/15/18§	1,255,000	1,379,207
Series 2009-A14A A14 2.937%, 8/15/18 (l)§	1,190,000	1,249,782
Series 2009-A17 A17 4.900%, 11/15/18§	1,785,000	1,940,083
Series 2009-A8 A8 2.287%, 5/16/16 (l)§	810,000	819,149
Continental Airlines, Inc., Series 1997-4A 6.900%, 1/2/18	265,782	281,383
Cumberland CLO Ltd., Series 2005-2A A 0.517%, 11/10/19 (l)§	9,230,725	8,928,363
Delta Air Lines, Inc., Series 2001-1A2 7.111%, 9/18/11	4,000,000	4,044,800
EFS Volunteer LLC, Series 2010-1 A1 1.124%, 10/26/26 (l)§	1,758,863	1,761,437
Ford Credit Auto Owner Trust, Series 2008-C A3 1.607%, 6/15/12 (l)	340,864	340,955
Galaxy CLO Ltd., Series 2005-4A A1VB 0.556%, 4/17/17 (l)§†	2,564,003	2,498,108
GSAA Home Equity Trust, Series 2005-11 2A1 0.466%, 10/25/35 (l)	1,258,959	906,762
Series 2006-5 2A1 0.256%, 3/25/36 (l)	87,476	46,258
Harvest CLO S.A., Series IX A1 2.003%, 3/29/17 (l)(m)	2,356,197	3,263,320

	Principal Amount	Value (Note 1)

Katonah Ltd., Series 3A A 0.701%, 5/18/15 (l)§	$2,248,161	$2,224,998
Magnolia Funding Ltd., Series 2010-1A A1 3.000%, 4/20/17§	2,459,696	3,560,115
Mid-State Trust,
Series 4 A 8.330%, 4/1/30	151,627	152,714
Nelnet Student Loan Trust, Series 2006-1 A5 0.369%, 8/23/27 (l)	1,645,000	1,553,668
Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.686%, 12/25/33 (l)	180,206	147,830
Sagamore CLO Ltd., Series 2003-1A A2 0.818%, 10/15/15 (l)§	891,814	876,332
Scholar Funding Trust, Series 2011-A A 1.173%, 10/28/43 (l)§	1,783,830	1,750,029
SLM Student Loan Trust, Series 2003-B A2 0.647%, 3/15/22 (l)	1,015,574	972,019
Series 2004-A A3 0.647%, 6/15/33 (l)	275,000	238,109
Series 2004-B A2 0.447%, 6/15/21 (l)	384,508	365,550
Series 2005-B A2 0.427%, 3/15/23 (l)	1,689,950	1,603,439
Series 2008-5 A3 1.574%, 1/25/18 (l)	1,930,000	1,985,462
Series 2008-5 A4 1.974%, 7/25/23 (l)	4,540,000	4,835,599
Series 2008-9 A 1.774%, 4/25/23 (l)	15,582,754	16,018,788
Series 2010-C A1 1.837%, 12/15/17 (l)§	1,209,237	1,216,837
Structured Asset Receivables Trust,
Series 2003-2A CTFS 1.989%, 1/21/11 (b)(l)†§	976	976
Structured Receivables Finance LLC,
Series 2010-B A 3.730%, 8/15/36§	857,008	850,580
Union Square CDO Ltd., Series 2003-1A A1 0.808%, 10/15/15 (l)§	1,402,636	1,386,228

		87,804,581

Non-Agency CMO (4.4%)
321 Henderson Receivables LLC,
Series 2010-3A A 3.820%, 12/15/48§	1,385,751	1,369,785
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.263%, 10/25/34 (l)	235,465	207,131
Arkle Master Issuer plc,
Series 2010-1A 2A 1.411%, 5/17/60 (l)§	2,490,000	2,480,282
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 A4 6.186%, 6/11/35	1,296,152	1,314,961

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2006-5 AM 5.448%, 9/10/47	$190,000	$180,671
Series 2007-1 A4 5.451%, 1/15/49	1,245,000	1,336,438
Series 2007-3 A4 5.802%, 6/10/49 (l)	920,000	990,425
Banc of America Funding Corp., Series 2006-A 1A1 2.785%, 2/20/36 (l)	1,177,484	1,061,937
Banc of America Large Loan, Inc.,
Series 2009-UB1 A4A 5.691%, 6/24/50 (l)§	2,200,000	2,413,913
Series 2010-HLTN 1.937%, 11/15/15 (l)§	7,729,412	7,170,890
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4 22A1 5.762%, 6/25/47 (l)	539,073	436,725
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4 4.680%, 8/13/39 (l)	1,825,000	1,922,287
Series 2005-PW10 AM 5.449%, 12/11/40(l)	210,000	212,872
Series 2006-PW14 A4 5.201%, 12/11/38	400,000	426,258
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A3 5.823%, 12/10/49 (l)	7,500,000	7,990,918
Series 2008-C7 A4 5.823%, 12/10/49 (l)	2,259,313	2,484,142
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4 A 5.340%, 8/25/35 (l)	4,814,612	4,677,032
Series 2006-AR1 1A1 2.660%, 10/25/35 (l)	5,525,393	4,174,252
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 AJ 5.688%, 10/15/48	660,000	546,989
Series 2007-CD4 A4 5.322%, 12/11/49	1,460,000	1,545,564
Commercial Mortgage Pass Through Certificates,
Series 2010-C1 A1 3.156%, 7/10/46§	7,702,857	7,771,428
Countrywide Alternative Loan Trust,
Series 2003-J3 2A1 6.250%, 12/25/33	99,980	105,400
Series 2006-OA21 A1 0.376%, 3/20/47 (l)	1,046,721	579,021
Series 2006-OA22 A1 0.346%, 2/25/47 (l)	390,125	218,897
Series 2006-OA6 1A2 0.396%, 7/25/46 (l)	237,749	149,808
Series 2007-OH1 A1D 0.396%, 4/25/47 (l)	402,577	220,945
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2006-OA5 2A1 0.386%, 4/25/46 (l)	429,309	247,209
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3 A2 5.905%, 6/15/39 (l)	3,700,532	3,767,548

	Principal Amount	Value (Note 1)

Credit Suisse Mortgage Capital Certificates,
Series 2006-8 3A1 6.000%, 10/25/21	$357,169	$282,478
Series 2006-C3 AM 6.014%, 6/15/38 (l)	540,000	538,364
Series 2006-C5 A3 5.311%, 12/15/39	3,000,000	3,200,126
Series 2010-RR1 2A 5.695%, 9/15/40 (l)§	4,800,000	5,239,034
Series 2010-RR1 3A 5.802%, 6/10/49 (l)§	4,800,000	5,204,202
Series 2010-RR2 2A 5.995%, 9/15/39 (l)§	1,630,000	1,763,964
Series 2010-RR7 2A 5.467%, 9/18/39 (l)§	2,785,000	3,003,793
Series 2011-4R 1A1 6.250%, 9/27/37 (l)§	1,981,799	2,012,751
Series 2011-4R 2A1 4.965%, 8/27/37 (l)§	2,215,372	2,288,978
Series 2011-4R 5A1 5.558%, 5/27/36 (l)§	3,189,549	3,333,088
Series 2011-4R 6A1 2.740%, 5/27/36 (l)§	1,527,502	1,533,981
CS First Boston Mortgage Securities Corp.,
Series 2002-CP3 A3 5.603%, 7/15/35	2,160,000	2,221,500
Series 2003-C3 A5 3.936%, 5/15/38	2,220,000	2,293,704
Series 2005-C3 AJ 4.771%, 7/15/37	1,105,000	1,019,869
CW Capital Cobalt Ltd., Series 2007-C3 A4 6.010%, 5/15/46 (l)	567,500	611,704
DBUBS Mortgage Trust, Series 2011-LC2A A4 4.537%, 7/10/44§	1,210,000	1,200,504
Deutsche Bank AG, Series 2006-OA1 A1 0.386%, 2/25/47 (l)	214,255	125,628
EMF-NL B.V., Series 2008-1X A1 2.232%, 10/17/39 (l)(m)	162,111	234,066
Series 2008-2X A2 2.332%, 7/17/41 (l)(m)	1,200,000	1,299,108
Extended Stay America Trust, Series 2010-ESHA A 2.951%, 11/5/27§	3,096,156	3,070,555
Series 2010-ESHA D 5.498%, 11/5/27§	1,100,000	1,086,404
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.537%, 11/15/31 (l)	463,457	413,587
First Union National Bank Commercial Mortgage Trust,
Series 2001-C4 A2 6.223%, 12/12/33	1,338,853	1,346,487
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3 A2 4.930%, 7/10/39	2,075,000	2,142,928
Series 2006-C1 AM 5.290%, 11/10/45 (l)	330,000	321,921

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Granite Master Issuer plc, Series 2006-3 A7 0.286%, 12/20/54 (l)	$1,275,082	$1,209,197
Series 2006-4 A6 0.276%, 12/20/54 (l)	3,187,704	3,023,001
GS Mortgage Securities Corp. II, Series 2010-C1 A2 4.592%, 8/10/43§	6,200,000	6,348,203
GSR Mortgage Loan Trust, Series 2005-AR6 2A1 2.790%, 9/25/35 (l)	1,275,795	1,187,025
Series 2006-AR2 2A1 2.841%, 4/25/36 (l)	595,711	466,604
Holmes Master Issuer plc,
Series 2007-2A 3A1 0.358%, 7/15/21 (l)	1,900,000	1,896,951
Homebanc Mortgage Trust,
Series 2005-4 A1 0.456%, 10/25/35 (l)	626,100	453,181
Impac CMB Trust,
Series 2003-8 2A1 1.086%, 10/25/33 (l)	125,611	104,567
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-C1 A3 5.857%, 10/12/35	507,738	509,360
Series 2004-CB8 A1A 4.158%, 1/12/39§	817,136	842,800
Series 2006-CB17 AM 5.464%, 12/12/43	260,000	251,910
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 2.938%, 8/25/34 (l)	961,400	866,019
Series 2006-A4 2A2 5.739%, 6/25/36 (l)	1,905,509	1,710,655
Series 2006-S2 2A2 5.875%, 7/25/36	140,356	132,500
Series 2007-A1 3A3 2.842%, 7/25/35 (l)	839,284	769,254
Series 2007-S1 1A2 5.500%, 3/25/22	139,954	133,025
LB-UBS Commercial Mortgage Trust,
Series 2002-C2 A4 5.594%, 6/15/31	2,089,000	2,144,361
Series 2003-C7 A2 4.064%, 9/15/27 (l)	54,903	54,955
Series 2004-C7 A1A 4.475%, 10/15/29	1,854,032	1,905,242
Series 2006-C4 AM 6.087%, 6/15/38 (l)	240,000	245,005
Series 2006-C7 AM 5.378%, 11/15/38	230,000	225,043
Series 2007-C1 A4 5.424%, 2/15/40	4,000,000	4,298,932
Series 2007-C6 A4 5.858%, 7/15/40 (l)	850,000	918,109
Series 2007-C7 A3 5.866%, 9/15/45 (l)	2,390,000	2,593,408
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 1.930%, 12/25/32 (l)	190,843	186,239
Series 2005-A10 A 0.396%, 2/25/36 (l)	1,868,241	1,294,565

	Principal Amount	Value (Note 1)

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9 A4 5.700%, 9/12/49	$1,910,000	$2,047,742
Morgan Stanley,
Series 2009-GG10 A4A 5.992%, 8/12/45 (l)§	1,800,000	1,969,831
Morgan Stanley Capital I, Inc.,
Series 2007-HQ12 A2FL 0.439%, 4/12/49 (l)	323,839	302,383
Series 2007-HQ12 A2FX 5.776%, 4/12/49 (l)	684,688	704,489
Series 2007-HQ13 A1 5.357%, 12/15/44	1,153,350	1,186,062
Series 2007-IQ14 A2FX 5.610%, 4/15/49	2,612,782	2,688,230
Series 2007-IQ15 A4 6.074%, 6/11/49 (l)	3,450,000	3,775,632
Series 2007-T27 A4 5.789%, 6/11/42 (l)	1,210,000	1,338,870
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2002-IQ2 A4 5.740%, 12/15/35	1,259,123	1,294,517
Morgan Stanley Reremic Trust,
Series 2011-IO A 2.500%, 2/23/51	590,000	588,248
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	6,500,000	6,746,953
RBSCF Trust,
Series 2010-RR3 CSCA 5.467%, 9/16/39 (l)§	800,000	870,584
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§	2,500,000	2,717,667
Series 2010-RR4 CMLA 6.213%, 12/16/49 (l)§	1,234,000	1,349,551
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2001-C2 A3 6.499%, 11/13/36	864,957	869,971
Sequoia Mortgage Trust,
Series 10 2A1 0.946%, 10/20/27 (l)	61,505	55,450
Series 2003-4 2A1 0.536%, 7/20/33 (l)	168,603	155,600
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1 2.675%, 11/25/34 (l)	1,164,344	1,019,261
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.436%, 7/19/35 (l)	389,816	267,307
Series 2005-AR5 A2 0.436%, 7/19/35 (l)	1,856,784	1,502,054
Series 2006-AR3 12A1 0.406%, 5/25/36 (l)	1,565,818	928,233
Thornburg Mortgage Securities Trust,
Series 2007-1 A3A 0.286%, 3/25/37 (l)	941,295	919,193
UBS Commercial Mortgage Trust,
Series 2007-FL1 A1 1.087%, 7/15/24 (l)§	1,564,095	1,493,711
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17 APB 5.037%, 3/15/42	1,204,585	1,255,952

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2005-C20 A6A 5.110%, 7/15/42 (l)	$2,290,000	$2,351,877
Series 2005-C22 A4 5.440%, 12/15/44 (l)	1,320,000	1,424,550
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.680%, 8/25/42 (l)	79,438	68,801
Series 2003-AR1 A5 2.255%, 3/25/33 (l)	705,878	643,537
Series 2005-AR7 A4 2.748%, 8/25/35 (l)	584,131	485,107
Series 2007-OA4 1A 1.050%, 5/25/47 (l)	481,498	308,892

		176,892,818

Total Asset-Backed and Mortgage-Backed Securities		264,697,399

Corporate Bonds (40.4%)
Consumer Discretionary (1.8%)
Auto Components (0.1%)
BorgWarner, Inc.
4.625%, 9/15/20	445,000	453,521
Johnson Controls, Inc.
1.750%, 3/1/14	600,000	604,974
4.250%, 3/1/21	310,000	309,298

		1,367,793

Automobiles (0.1%)
Daimler Finance N.A. LLC
5.750%, 9/8/11	2,350,000	2,371,343
6.500%, 11/15/13	819,000	911,125

		3,282,468

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	75,000	85,747
5.500%, 6/15/20	100,000	102,710
Marriott International, Inc.
5.625%, 2/15/13	500,000	533,271
McDonald’s Corp.
5.800%, 10/15/17	750,000	880,176
3.500%, 7/15/20	160,000	159,888
3.625%, 5/20/21	100,000	99,471
Starbucks Corp.
6.250%, 8/15/17	250,000	290,232
Yum! Brands, Inc.
4.250%, 9/15/15	500,000	530,750
6.250%, 4/15/16	411,000	471,428
5.300%, 9/15/19	422,000	453,596

		3,607,269

Household Durables (0.0%)
Fortune Brands, Inc.
6.375%, 6/15/14	100,000	111,172
Newell Rubbermaid, Inc.
4.700%, 8/15/20	350,000	352,409
Tupperware Brands Corp.
4.750%, 6/1/21§	100,000	98,607

	Principal Amount	Value (Note 1)

Whirlpool Corp.
8.600%, 5/1/14	$500,000	$582,652
4.850%, 6/15/21	100,000	98,915

		1,243,755

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	500,000	486,250

Leisure Equipment & Products (0.0%)
Mattel, Inc.
5.625%, 3/15/13	250,000	267,396

Media (1.3%)
CBS Corp.
4.625%, 5/15/18	245,000	252,492
8.875%, 5/15/19	1,035,000	1,319,378
5.750%, 4/15/20	415,000	449,793
4.300%, 2/15/21	300,000	292,879
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12§	1,450,000	1,508,000
3.540%, 9/6/16	1,790,932	1,783,244
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	204,967
9.455%, 11/15/22	740,000	1,029,444
Comcast Corp.
6.500%, 1/15/15	1,469,000	1,680,656
5.900%, 3/15/16	1,000,000	1,138,331
6.500%, 1/15/17	500,000	582,754
5.875%, 2/15/18	777,000	871,465
5.700%, 5/15/18	300,000	334,728
5.700%, 7/1/19	250,000	278,122
5.150%, 3/1/20	500,000	538,345
6.950%, 8/15/37	416,000	469,612
COX Communications, Inc.
7.125%, 10/1/12	615,000	659,608
4.625%, 6/1/13	600,000	637,103
5.500%, 10/1/15	500,000	561,265
8.375%, 3/1/39§	1,390,000	1,817,551
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	750,000	820,967
3.550%, 3/15/15	195,000	203,738
3.125%, 2/15/16	775,000	786,241
3.500%, 3/1/16	750,000	774,161
7.625%, 5/15/16	414,000	451,260
5.875%, 10/1/19	200,000	221,814
5.200%, 3/15/20	130,000	137,551
4.600%, 2/15/21	500,000	502,371
Discovery Communications LLC
3.700%, 6/1/15	1,040,000	1,094,280
5.050%, 6/1/20	600,000	635,338
DISH DBS Corp.
6.375%, 10/1/11	5,450,000	5,497,687
Interpublic Group of Cos., Inc.
10.000%, 7/15/17	1,970,000	2,329,525
NBCUniversal Media LLC
3.650%, 4/30/15§	750,000	787,435
5.150%, 4/30/20§	2,236,000	2,360,997
4.375%, 4/1/21§	1,605,000	1,588,229
News America, Inc.
4.500%, 2/15/21§	2,035,000	2,008,362
7.750%, 1/20/24	1,543,000	1,887,759

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

8.500%, 2/23/25	$232,000	$293,498
8.450%, 8/1/34	73,000	89,796
6.150%, 2/15/41§	785,000	777,649
Omnicom Group, Inc.
5.900%, 4/15/16	500,000	561,266
6.250%, 7/15/19	150,000	166,047
4.450%, 8/15/20	340,000	337,273
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	500,000	635,622
Thomson Reuters Corp.
5.700%, 10/1/14	730,000	817,375
4.700%, 10/15/19	150,000	157,781
Time Warner Cable, Inc.
6.200%, 7/1/13	1,500,000	1,645,363
5.850%, 5/1/17	1,000,000	1,124,553
5.000%, 2/1/20	1,220,000	1,267,512
5.875%, 11/15/40	745,000	735,289
Time Warner, Inc.
5.875%, 11/15/16	768,000	877,858
4.875%, 3/15/20	1,000,000	1,035,548
4.700%, 1/15/21	340,000	344,480
6.100%, 7/15/40	220,000	223,642
Viacom, Inc.
4.375%, 9/15/14	500,000	537,010
5.625%, 9/15/19	500,000	554,844
Walt Disney Co.
4.500%, 12/15/13	500,000	542,675
5.500%, 3/15/19	500,000	573,137
WPP Finance UK Corp.
8.000%, 9/15/14	500,000	586,519

		52,382,189

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	98,068
Kohl’s Corp.
6.250%, 12/15/17	200,000	234,643
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	175,996
5.900%, 12/1/16	2,070,000	2,323,705
Nordstrom, Inc.
6.750%, 6/1/14	100,000	114,439
4.750%, 5/1/20	170,000	178,627
Target Corp.
5.125%, 1/15/13	500,000	532,336
6.000%, 1/15/18	700,000	808,908

		4,466,722

Specialty Retail (0.1%)
AutoZone, Inc.
6.500%, 1/15/14	500,000	560,153
4.000%, 11/15/20	250,000	238,887
Best Buy Co., Inc.
5.500%, 3/15/21	500,000	492,291
Home Depot, Inc.
5.400%, 3/1/16	1,000,000	1,117,414
4.400%, 4/1/21	500,000	502,411
Lowe’s Cos., Inc.
2.125%, 4/15/16	500,000	497,919
4.625%, 4/15/20	300,000	319,213
O’Reilly Automotive, Inc.
4.875%, 1/14/21	90,000	90,436

	Principal Amount	Value (Note 1)

Staples, Inc.
9.750%, 1/15/14	$600,000	$714,295
TJX Cos., Inc.
4.200%, 8/15/15	100,000	108,538
6.950%, 4/15/19	145,000	175,246

		4,816,803

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	200,000	201,566

Total Consumer Discretionary		72,122,211

Consumer Staples (1.7%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	700,000	718,748
5.375%, 11/15/14	4,250,000	4,746,128
4.125%, 1/15/15	630,000	677,542
2.875%, 2/15/16	200,000	203,784
7.750%, 1/15/19	1,000,000	1,258,044
6.875%, 11/15/19	250,000	304,034
5.375%, 1/15/20	1,190,000	1,310,902
4.375%, 2/15/21	500,000	511,284
Bottling Group LLC
6.950%, 3/15/14	700,000	802,455
5.500%, 4/1/16	200,000	228,767
Brown-Forman Corp.
2.500%, 1/15/16	150,000	151,487
Coca-Cola Co.
0.750%, 11/15/13	150,000	149,238
1.500%, 11/15/15	1,000,000	981,772
3.150%, 11/15/20	500,000	480,010
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	100,000	99,905
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	500,000	580,795
Diageo Capital plc
5.750%, 10/23/17	750,000	859,774
Diageo Finance B.V.
3.250%, 1/15/15	200,000	209,045
5.300%, 10/28/15	500,000	564,347
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	100,000	101,973
PepsiAmericas, Inc.
4.375%, 2/15/14	1,250,000	1,352,059
PepsiCo, Inc.
3.750%, 3/1/14	100,000	106,712
7.900%, 11/1/18	500,000	644,375
4.500%, 1/15/20	1,000,000	1,060,175

		18,103,355

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	500,000	580,833
CVS Caremark Corp.
4.875%, 9/15/14	250,000	274,242
3.250%, 5/18/15	600,000	622,709
4.750%, 5/18/20	600,000	622,888
CVS Pass-Through Trust
7.507%, 1/10/32§	5,456,063	6,464,671

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Delhaize Group S.A.
5.875%, 2/1/14	$250,000	$274,247
Kroger Co.
7.500%, 1/15/14	500,000	571,509
3.900%, 10/1/15	250,000	264,410
6.400%, 8/15/17	250,000	292,861
Safeway, Inc.
5.800%, 8/15/12	400,000	420,847
5.000%, 8/15/19	500,000	523,289
Walgreen Co.
4.875%, 8/1/13	200,000	216,491
5.250%, 1/15/19	200,000	222,923
Wal-Mart Stores, Inc.
3.000%, 2/3/14	1,000,000	1,052,383
2.875%, 4/1/15	1,000,000	1,041,826
5.800%, 2/15/18	1,000,000	1,152,567
3.250%, 10/25/20	1,000,000	951,309
5.625%, 4/15/41	800,000	825,357
Woolworths Ltd.
4.000%, 9/22/20§	2,725,000	2,653,510

		19,028,872

Food Products (0.4%)
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	500,000	539,053
8.500%, 6/15/19	85,000	103,625
Campbell Soup Co.
3.375%, 8/15/14	100,000	106,688
3.050%, 7/15/17	100,000	102,591
4.500%, 2/15/19	300,000	317,656
ConAgra Foods, Inc.
5.819%, 6/15/17	200,000	221,668
Corn Products International, Inc. 3.200%, 11/1/15	100,000	101,990
4.625%, 11/1/20	100,000	100,876
General Mills, Inc. 5.250%, 8/15/13	550,000	597,584
5.650%, 2/15/19	650,000	733,908
H.J. Heinz Co. 5.350%, 7/15/13	400,000	434,085
Hershey Co. 4.850%, 8/15/15	640,000	708,463
Hormel Foods Corp. 4.125%, 4/15/21	100,000	102,144
Kellogg Co. 4.250%, 3/6/13	500,000	527,686
3.250%, 5/21/18	80,000	80,450
4.000%, 12/15/20	500,000	499,251
Kraft Foods, Inc. 4.125%, 2/9/16	1,150,000	1,229,692
6.500%, 8/11/17	1,030,000	1,210,838
6.125%, 2/1/18	1,702,000	1,958,040
5.375%, 2/10/20	1,000,000	1,093,198
Mead Johnson Nutrition Co. 3.500%, 11/1/14	200,000	209,381
4.900%, 11/1/19	300,000	316,561
Tyson Foods, Inc. 10.500%, 3/1/14	1,970,000	2,339,375
Wm. Wrigley Jr. Co. 2.450%, 6/28/12§	3,000,000	3,005,982

		16,640,785

	Principal Amount	Value (Note 1)

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	$400,000	$422,110
3.550%, 11/1/15	500,000	520,981
Colgate-Palmolive Co. 3.150%, 8/5/15	500,000	526,188
Energizer Holdings, Inc.
4.700%, 5/19/21§	150,000	148,151
Kimberly-Clark Corp. 6.125%, 8/1/17	500,000	590,144
7.500%, 11/1/18	250,000	313,870
3.875%, 3/1/21	105,000	106,577
Procter & Gamble Co. 1.375%, 8/1/12	1,000,000	1,007,700
3.150%, 9/1/15	350,000	367,858
4.700%, 2/15/19	500,000	551,769

		4,555,348

Personal Products (0.0%)
Avon Products, Inc. 5.625%, 3/1/14	200,000	218,961

Tobacco (0.2%)
Altria Group, Inc. 8.500%, 11/10/13	1,000,000	1,159,012
9.700%, 11/10/18	1,000,000	1,314,121
4.750%, 5/5/21	400,000	399,726
Lorillard Tobacco Co. 6.875%, 5/1/20	500,000	542,465
Philip Morris International, Inc. 4.875%, 5/16/13	500,000	536,365
6.875%, 3/17/14	775,000	889,856
5.650%, 5/16/18	1,352,000	1,520,560
4.500%, 3/26/20	1,500,000	1,559,394
Reynolds American, Inc. 6.750%, 6/15/17	400,000	461,831

		8,383,330

Total Consumer Staples		66,930,651

Energy (3.1%)
Energy Equipment & Services (0.2%)
Cameron International Corp. 4.500%, 6/1/21	150,000	148,588
Diamond Offshore Drilling, Inc. 5.875%, 5/1/19	105,000	118,007
Ensco plc 3.250%, 3/15/16	520,000	527,985
4.700%, 3/15/21	1,051,000	1,061,702
Halliburton Co. 6.150%, 9/15/19	500,000	580,946
Pride International, Inc. 6.875%, 8/15/20	360,000	418,672
Rowan Cos., Inc. 7.875%, 8/1/19	130,000	154,485
Transocean, Inc. 4.950%, 11/15/15	500,000	540,876
6.000%, 3/15/18	273,000	302,261
6.500%, 11/15/20	500,000	559,119
Weatherford International Ltd. 5.500%, 2/15/16	649,000	711,352
9.625%, 3/1/19	500,000	645,721

		5,769,714

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp. 5.950%, 9/15/16	$2,651,000	$2,983,931
6.375%, 9/15/17	1,661,000	1,904,061
8.700%, 3/15/19	300,000	382,293
Apache Corp. 6.000%, 9/15/13	500,000	553,577
5.625%, 1/15/17	300,000	345,971
BG Energy Capital plc 2.500%, 12/9/15§	5,575,000	5,577,966
Buckeye Partners LP 5.500%, 8/15/19	150,000	162,323
4.875%, 2/1/21	400,000	403,547
Canadian Natural Resources Ltd. 5.700%, 5/15/17	689,000	783,989
Cenovus Energy, Inc. 4.500%, 9/15/14	100,000	108,531
5.700%, 10/15/19	500,000	566,576
Chevron Corp. 4.950%, 3/3/19	250,000	279,353
ConocoPhillips 4.400%, 5/15/13	1,500,000	1,600,169
5.750%, 2/1/19	500,000	575,017
6.000%, 1/15/20	500,000	584,695
Enbridge Energy Partners LP 9.875%, 3/1/19	250,000	329,338
5.200%, 3/15/20	200,000	212,063
Enbridge, Inc. 5.800%, 6/15/14	500,000	554,919
EnCana Corp. 4.750%, 10/15/13	656,000	705,867
6.500%, 5/15/19	2,845,000	3,341,765
Energy Transfer Partners LP 6.000%, 7/1/13	500,000	540,350
9.000%, 4/15/19	500,000	621,699
Enterprise Products Operating LLC
9.750%, 1/31/14	475,000	567,046
3.200%, 2/1/16	1,000,000	1,015,826
5.250%, 1/31/20	250,000	265,977
5.200%, 9/1/20	2,045,000	2,156,326
6.125%, 10/15/39	160,000	162,711
EOG Resources, Inc.
2.950%, 6/1/15	500,000	514,759
5.625%, 6/1/19	300,000	336,453
4.100%, 2/1/21	500,000	493,831
EQT Corp. 8.125%, 6/1/19	450,000	550,468
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,117,250
9.250%, 4/23/19(m)	1,600,000	1,998,000
Husky Energy, Inc.
5.900%, 6/15/14	835,000	929,344
7.250%, 12/15/19	50,000	59,925
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	200,000	216,873
5.625%, 2/15/15	300,000	334,728
6.000%, 2/1/17	200,000	225,544
6.850%, 2/15/20	500,000	578,118
5.300%, 9/15/20	200,000	210,400
5.800%, 3/1/21	10,600,000	11,514,610

	Principal Amount	Value (Note 1)

Magellan Midstream Partners LP
6.550%, 7/15/19	$150,000	$174,268
4.250%, 2/1/21	100,000	99,152
Marathon Petroleum Corp.
3.500%, 3/1/16§	580,000	594,562
5.125%, 3/1/21§	550,000	565,427
6.500%, 3/1/41§	1,198,000	1,238,171
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	380,263
Nexen, Inc.
6.200%, 7/30/19	330,000	370,719
7.500%, 7/30/39	1,825,000	2,041,365
Noble Holding International Ltd.
3.050%, 3/1/16	500,000	504,378
4.625%, 3/1/21	500,000	508,811
NuStar Logistics LP 4.800%, 9/1/20	200,000	201,640
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	101,416
4.125%, 6/1/16	150,000	163,063
4.100%, 2/1/21	500,000	509,290
ONEOK Partners LP
3.250%, 2/1/16	100,000	101,714
8.625%, 3/1/19	300,000	381,395
PC Financial Partnership 5.000%, 11/15/14	750,000	822,967
Petrobras International Finance Co.
3.875%, 1/27/16	3,690,000	3,757,593
5.875%, 3/1/18	1,125,000	1,210,466
8.375%, 12/10/18	400,000	493,001
7.875%, 3/15/19	750,000	908,186
5.750%, 1/20/20	4,180,000	4,459,036
5.375%, 1/27/21	1,000,000	1,026,809
Petroleos Mexicanos
4.875%, 3/15/15	1,250,000	1,353,125
8.000%, 5/3/19	500,000	616,500
6.000%, 3/5/20	620,000	680,450
5.500%, 1/21/21	7,500,000	7,863,750
Plains All American Pipeline LP
3.950%, 9/15/15	500,000	524,456
8.750%, 5/1/19	100,000	125,802
5.000%, 2/1/21	400,000	406,739
Shell International Finance B.V.
1.875%, 3/25/13	235,000	240,056
4.000%, 3/21/14	500,000	538,302
3.100%, 6/28/15	8,650,000	9,040,089
4.300%, 9/22/19	400,000	420,082
4.375%, 3/25/20	800,000	840,624
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	396,875
8.000%, 10/1/19	100,000	122,326
Statoil ASA
2.900%, 10/15/14	500,000	524,577
3.125%, 8/17/17	5,200,000	5,245,526
5.250%, 4/15/19	750,000	832,266
Sunoco, Inc. 9.625%, 4/15/15	200,000	246,124
Talisman Energy, Inc. 7.750%, 6/1/19	475,000	578,874
Total Capital Canada Ltd. 1.625%, 1/28/14	540,000	547,825

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Total Capital S.A.
3.125%, 10/2/15	$400,000	$417,414
4.450%, 6/24/20	4,650,000	4,853,354
4.125%, 1/28/21	200,000	202,315
TransCanada PipeLines Ltd.
3.400%, 6/1/15	500,000	524,860
7.125%, 1/15/19	700,000	857,863
3.800%, 10/1/20	8,900,000	8,805,260
6.350%, 5/15/67 (l)	300,000	301,580
Transcontinental Gas Pipe Line Corp.
Series B 8.875%, 7/15/12	1,000,000	1,079,617
Valero Energy Corp.
4.500%, 2/1/15	65,000	69,388
6.125%, 2/1/20	945,000	1,038,494
6.625%, 6/15/37	157,000	163,697
Williams Partners LP
3.800%, 2/15/15	200,000	209,499
5.250%, 3/15/20	610,000	642,210

		118,289,800

Total Energy		124,059,514

Financials (24.6%)
Capital Markets (4.0%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	250,000	282,131
7.300%, 6/28/19	90,000	108,556
5.300%, 3/15/20	250,000	267,993
Bank of New York Mellon Corp.
5.125%, 8/27/13	500,000	542,753
1.500%, 1/31/14	100,000	101,023
4.300%, 5/15/14	500,000	540,481
3.100%, 1/15/15	500,000	520,936
2.500%, 1/15/16	300,000	302,731
5.450%, 5/15/19	200,000	221,826
4.150%, 2/1/21	300,000	299,101
Bear Stearns Cos. LLC
6.950%, 8/10/12	12,900,000	13,772,208
5.300%, 10/30/15	829,000	908,545
BlackRock, Inc.
3.500%, 12/10/14	500,000	526,933
5.000%, 12/10/19	500,000	531,486
Charles Schwab Corp.
4.950%, 6/1/14	375,000	411,160
4.450%, 7/22/20	250,000	255,831
Deutsche Bank AG/London
5.375%, 10/12/12	1,000,000	1,054,979
2.375%, 1/11/13	1,000,000	1,014,478
3.875%, 8/18/14	500,000	525,548
3.250%, 1/11/16	1,000,000	1,011,870
6.000%, 9/1/17	500,000	557,872
Eaton Vance Corp. 6.500%, 10/2/17	250,000	288,677
Goldman Sachs Group, Inc.
5.300%, 2/14/12	5,000,000	5,129,120
3.625%, 8/1/12	180,000	185,257
5.700%, 9/1/12	10,000,000	10,515,250
5.450%, 11/1/12	2,000,000	2,113,754
5.250%, 10/15/13	1,518,000	1,628,721
6.000%, 5/1/14	1,575,000	1,727,715

	Principal Amount	Value (Note 1)

5.125%, 1/15/15	$4,000,000	$4,292,404
5.350%, 1/15/16	1,200,000	1,294,910
3.625%, 2/7/16	4,685,000	4,735,870
5.625%, 1/15/17	1,000,000	1,058,638
6.150%, 4/1/18	3,100,000	3,373,863
7.500%, 2/15/19	1,300,000	1,512,606
5.375%, 3/15/20	1,500,000	1,548,968
Jefferies Group, Inc.
5.125%, 4/13/18	500,000	501,008
8.500%, 7/15/19	300,000	354,806
Lazard Group LLC 7.125%, 5/15/15	200,000	225,043
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09 (h)	10,200,000	2,626,500
5.625%, 1/24/13 (h)	5,000,000	1,325,000
6.750%, 12/28/17 (b)(h)	1,297,000	648
Macquarie Bank Ltd.
0.576%, 7/16/12 (l)	1,500,000	1,502,199
3.300%, 7/17/14§	14,400,000	15,296,069
Merrill Lynch & Co., Inc.
0.482%, 6/5/12 (l)	1,500,000	1,497,159
6.050%, 8/15/12	700,000	736,898
6.150%, 4/25/13	2,774,000	2,978,538
5.700%, 5/2/17	1,500,000	1,562,400
6.400%, 8/28/17	13,000,000	14,190,540
6.875%, 4/25/18	4,000,000	4,425,672
Morgan Stanley
5.250%, 11/2/12	2,000,000	2,102,786
5.300%, 3/1/13	2,543,000	2,688,734
2.761%, 5/14/13 (l)	4,720,000	4,846,118
6.000%, 5/13/14	1,700,000	1,851,504
4.200%, 11/20/14	3,663,000	3,804,066
6.000%, 4/28/15	12,845,000	13,924,841
4.000%, 7/24/15	1,500,000	1,526,537
0.758%, 10/15/15 (l)	4,800,000	4,543,368
5.375%, 10/15/15	1,000,000	1,068,997
5.550%, 4/27/17	1,000,000	1,060,045
6.250%, 8/28/17	825,000	892,181
5.950%, 12/28/17	2,700,000	2,902,627
6.625%, 4/1/18	500,000	550,796
7.300%, 5/13/19	1,200,000	1,360,831
5.750%, 1/25/21	2,000,000	2,023,658
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	316,305
4.125%, 1/19/16	500,000	506,353
6.700%, 3/4/20	203,000	221,809
Northern Trust Corp.
4.625%, 5/1/14	65,000	70,984
3.450%, 11/4/20	200,000	194,124
Raymond James Financial, Inc.
4.250%, 4/15/16	100,000	103,235
8.600%, 8/15/19	600,000	732,716
SteelRiver Transmission Co. LLC
4.710%, 6/30/17 (b)§	2,123,912	2,155,983
TD Ameritrade Holding Corp.
5.600%, 12/1/19	250,000	268,005

		160,103,277

Commercial Banks (8.4%)
American Express Bank FSB 5.500%, 4/16/13	1,000,000	1,069,796

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Banco do Brasil S.A.
3.007%, 7/2/14 (l)§	$1,500,000	$1,529,625
4.500%, 1/22/15§	5,350,000	5,577,375
Banco Santander Brazil S.A./Cayman Islands
(Zero Coupon), 12/29/11 (b)§	2,800,000	2,772,560
Banco Santander S.A./Chile
1.524%, 4/20/12 (l)§	7,800,000	7,806,451
1.875%, 1/19/16 (l)§	7,600,000	7,258,000
Bancolombia S.A. 4.250%, 1/12/16§	250,000	251,250
Bank of Montreal 2.125%, 6/28/13	200,000	204,732
Bank of Nova Scotia
2.250%, 1/22/13	260,000	266,159
2.375%, 12/17/13	2,000,000	2,057,234
3.400%, 1/22/15	200,000	210,116
Bank of Scotland plc 5.250%, 2/21/17§	8,200,000	8,768,006
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§	1,500,000	1,530,526
Barclays Bank plc
5.450%, 9/12/12	700,000	737,523
2.375%, 1/13/14	1,000,000	1,011,876
5.200%, 7/10/14	500,000	540,888
5.000%, 9/22/16	500,000	537,871
6.750%, 5/22/19	400,000	449,020
5.125%, 1/8/20	1,200,000	1,217,926
5.926%, 9/29/49 (l)§	225,000	209,250
BB&T Corp.
3.375%, 9/25/13	400,000	416,975
2.050%, 4/28/14	300,000	303,347
3.200%, 3/15/16	1,000,000	1,022,966
3.950%, 4/29/16	200,000	209,302
5.250%, 11/1/19	300,000	316,132
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14	200,000	197,786
BNP Paribas
3.250%, 3/11/15	1,500,000	1,526,203
5.000%, 1/15/21	1,000,000	1,005,407
BNP Paribas/BNP Paribas U.S. 2.125%, 12/21/12	300,000	303,063
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	14,700,000	14,975,948
1.450%, 9/13/13	300,000	301,256
2.350%, 12/11/15	400,000	399,044
2.750%, 1/27/16§	2,410,000	2,465,792
CIT Group, Inc. 4.766%, 8/11/15 (l)	1,000,000	1,004,821
Comerica Bank 5.750%, 11/21/16	500,000	558,115
Commonwealth Bank of Australia
0.797%, 3/19/13 (l)§	2,800,000	2,804,869
0.705%, 7/12/13 (l)§	12,800,000	12,792,960
3.500%, 3/19/15§	2,800,000	2,896,656
Credit Agricole 0.623%, 2/2/12 (l)§	1,200,000	1,197,734
Credit Suisse AG/New York
3.450%, 7/2/12	250,000	256,629
5.000%, 5/15/13	2,000,000	2,134,828
2.200%, 1/14/14	150,000	151,955
5.500%, 5/1/14	300,000	329,503
5.300%, 8/13/19	250,000	266,097

	Principal Amount	Value (Note 1)

5.400%, 1/14/20	$1,380,000	$1,397,082
4.375%, 8/5/20	1,000,000	977,757
Dexia Credit Local S.A.
1.875%, 9/30/11	13,900,000	13,912,566
0.535%, 1/12/12 (l)§	1,500,000	1,499,373
Dexia Credit Local S.A./New York
0.652%, 3/5/13 (l)§	10,000,000	9,971,630
Discover Bank 8.700%, 11/18/19	2,783,000	3,357,300
DnB NOR Boligkreditt 2.100%, 10/14/15§	6,390,000	6,315,192
Fifth Third Bancorp
3.625%, 1/25/16	1,000,000	1,008,687
5.450%, 1/15/17	250,000	267,780
Fifth Third Capital Trust IV 6.500%, 4/15/37 (l)	250,000	245,625
First Horizon National Corp. 5.375%, 12/15/15	400,000	425,566
HBOS plc 6.750%, 5/21/18§	1,400,000	1,347,270
HSBC Bank plc 3.100%, 5/24/16§	1,070,000	1,062,926
HSBC Bank S.A./Brasil 4.000%, 5/11/16§	2,150,000	2,171,500
HSBC Bank USA/New York 4.875%, 8/24/20	1,000,000	984,534
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/29/49 (l)§	550,000	531,577
HSBC Holdings plc 5.100%, 4/5/21	900,000	922,306
Huntington BancShares, Inc. 7.000%, 12/15/20	25,000	28,188
ICICI Bank Ltd./Bahrain 6.625%, 10/3/12§	550,000	578,616
ING Bank N.V. 1.596%, 10/18/13 (l)§	10,000,000	10,083,490
JPMorgan Chase Bank N.A.
6.000%, 7/5/17	2,555,000	2,825,053
6.000%, 10/1/17	6,360,000	7,067,690
KeyBank N.A.
5.700%, 8/15/12	400,000	418,730
7.413%, 5/6/15	400,000	455,386
KeyCorp 6.500%, 5/14/13	500,000	544,074
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	3,500,000	3,572,629
3.250%, 3/15/13	2,705,000	2,825,689
1.375%, 7/15/13	1,045,000	1,059,896
4.000%, 10/15/13	500,000	534,936
1.375%, 1/13/14	1,500,000	1,514,334
3.500%, 3/10/14	1,000,000	1,065,610
2.625%, 3/3/15	500,000	521,947
1.250%, 10/26/15	1,000,000	978,650
2.625%, 2/16/16	2,500,000	2,584,437
5.125%, 3/14/16	900,000	1,027,990
4.875%, 1/17/17	2,724,000	3,092,805
4.500%, 7/16/18	500,000	553,576
4.875%, 6/17/19	500,000	565,503
4.000%, 1/27/20	2,000,000	2,113,090
2.750%, 9/8/20	1,000,000	956,138
Landwirtschaftliche Rentenbank
1.875%, 9/24/12	2,000,000	2,036,126

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.125%, 7/15/15	$1,000,000	$1,055,609
2.500%, 2/15/16	1,000,000	1,023,810
Lloyds TSB Bank plc
1.303%, 4/2/12 (l)§	3,800,000	3,826,452
4.875%, 1/21/16	600,000	613,662
6.375%, 1/21/21	600,000	624,633
M&I Marshall & Ilsley Bank 4.850%, 6/16/15	250,000	263,583
Mellon Funding Corp. 5.000%, 12/1/14	500,000	549,961
National Australia Bank Ltd. 5.350%, 6/12/13§	9,100,000	9,760,533
NIBC Bank N.V. 2.800%, 12/2/14§	8,900,000	9,265,140
Nordea Bank AB 1.181%, 1/14/14 (l)§	10,400,000	10,491,052
Oesterreichische Kontrollbank AG
1.375%, 1/21/14	1,000,000	1,009,860
4.875%, 2/16/16	1,000,000	1,123,344
PNC Bank N.A. 4.875%, 9/21/17	1,250,000	1,341,028
PNC Funding Corp.
3.625%, 2/8/15	1,100,000	1,158,581
5.625%, 2/1/17	500,000	550,554
5.125%, 2/8/20	100,000	107,070
4.375%, 8/11/20	200,000	202,345
Rabobank Nederland N.V.
1.850%, 1/10/14	1,000,000	1,010,817
11.000%, 6/29/49 (l)§	624,000	796,224
Regions Bank/Alabama 7.500%, 5/15/18	3,700,000	3,869,109
Royal Bank of Canada
2.100%, 7/29/13	700,000	718,225
3.125%, 4/14/15§	6,275,000	6,523,227
Royal Bank of Scotland Group plc
0.514%, 3/30/12 (l)§	17,900,000	17,920,907
1.174%, 4/23/12 (l)	1,000,000	1,005,763
5.000%, 10/1/14	1,000,000	987,034
5.050%, 1/8/15	2,100,000	2,088,225
6.400%, 10/21/19	375,000	385,186
Royal Bank of Scotland plc
0.870%, 12/2/11 (l)	7,700,000	7,714,068
2.679%, 8/23/13 (l)	7,600,000	7,795,107
3.400%, 8/23/13	500,000	511,625
3.250%, 1/11/14	500,000	506,883
3.950%, 9/21/15	500,000	502,347
4.375%, 3/16/16	600,000	605,240
5.625%, 8/24/20	800,000	800,334
Sberbank (SB Capital S.A.) 5.499%, 7/7/15	2,250,000	2,382,188
Sparebanken 1 Boligkredit 1.250%, 10/25/13§	2,510,000	2,507,432
SunTrust Banks, Inc./Georgia 7.250%, 3/15/18	500,000	576,836
SVB Financial Group 5.375%, 9/15/20	80,000	80,385
Svenska Handelsbanken AB 1.249%, 9/14/12 (l)§	1,400,000	1,412,613
Toronto-Dominion Bank 2.200%, 7/29/15§	7,500,000	7,599,765

	Principal Amount	Value (Note 1)

U.S. Bancorp
4.200%, 5/15/14	$1,000,000	$1,077,033
2.450%, 7/27/15	500,000	504,689
U.S. Bank N.A./Ohio 4.950%, 10/30/14	1,000,000	1,094,184
UBS AG/Connecticut
1.359%, 2/23/12 (l)	1,300,000	1,308,206
2.250%, 8/12/13	3,400,000	3,458,517
1.273%, 1/28/14 (l)	700,000	703,017
3.875%, 1/15/15	1,000,000	1,043,809
5.875%, 7/15/16	500,000	548,457
5.875%, 12/20/17	700,000	767,879
5.750%, 4/25/18	1,600,000	1,734,685
4.875%, 8/4/20	1,090,000	1,102,477
UFJ Finance Aruba AEC 6.750%, 7/15/13	1,310,000	1,439,429
Union Bank N.A. 2.125%, 12/16/13	450,000	452,459
Wachovia Bank N.A. 4.875%, 2/1/15	1,250,000	1,342,063
Wachovia Corp.
5.700%, 8/1/13	1,000,000	1,086,432
5.625%, 10/15/16	1,000,000	1,085,583
5.750%, 2/1/18	700,000	774,051
Wells Fargo & Co.
5.250%, 10/23/12	1,835,000	1,936,094
4.950%, 10/16/13	1,000,000	1,064,070
3.750%, 10/1/14	600,000	632,345
5.625%, 12/11/17	765,000	845,022
4.600%, 4/1/21	1,000,000	1,005,552
Wells Fargo Bank N.A. 5.750%, 5/16/16	1,500,000	1,668,666
Wells Fargo Capital XIII 7.700%, 12/29/49 (l)	500,000	510,000
Wells Fargo Capital XV 9.750%, 9/29/49 (l)	250,000	263,750
Westpac Banking Corp.
2.250%, 11/19/12	200,000	203,817
2.100%, 8/2/13	500,000	506,250
2.900%, 9/10/14§	300,000	314,700
4.200%, 2/27/15	400,000	423,275
3.000%, 8/4/15	1,300,000	1,314,093
4.875%, 11/19/19	500,000	520,077
Westpac Securities NZ Ltd. 3.450%, 7/28/14§	12,900,000	13,725,574
Zions Bancorp 7.750%, 9/23/14	250,000	274,114

		341,243,952

Consumer Finance (2.5%)
Ally Financial, Inc.
6.875%, 9/15/11	6,400,000	6,448,000
6.000%, 12/15/11	700,000	708,750
7.000%, 2/1/12	1,641,000	1,672,179
6.875%, 8/28/12	1,000,000	1,032,500
1.750%, 10/30/12	500,000	508,489
2.200%, 12/19/12	1,200,000	1,230,462
3.466%, 2/11/14 (l)	4,000,000	3,930,572
8.300%, 2/12/15	600,000	670,500
American Express Co.
4.875%, 7/15/13	1,000,000	1,063,241

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

7.250%, 5/20/14	$3,250,000	$3,716,986
6.150%, 8/28/17	1,000,000	1,139,567
7.000%, 3/19/18	8,968,000	10,553,874
8.125%, 5/20/19	250,000	316,947
American Express Credit Corp.
5.125%, 8/25/14	500,000	545,661
2.750%, 9/15/15	1,000,000	999,702
Capital One Bank USA N.A.
6.500%, 6/13/13	1,000,000	1,090,724
8.800%, 7/15/19	313,000	384,127
Capital One Financial Corp. 7.375%, 5/23/14	125,000	142,729
Discover Financial Services 6.450%, 6/12/17	200,000	221,846
Ford Motor Credit Co. LLC
9.875%, 8/10/11	1,800,000	1,811,388
7.250%, 10/25/11	7,500,000	7,612,545
7.800%, 6/1/12	1,800,000	1,882,406
7.500%, 8/1/12	3,000,000	3,139,212
HSBC Finance Corp.
0.544%, 4/24/12 (l)	2,000,000	1,998,030
0.625%, 7/19/12 (l)	10,000,000	9,994,790
0.597%, 9/14/12 (l)	13,850,000	13,809,073
6.375%, 11/27/12	4,675,000	5,001,418
4.750%, 7/15/13	1,000,000	1,058,913
0.528%, 1/15/14 (l)	4,200,000	4,131,351
5.000%, 6/30/15	685,000	736,953
0.684%, 6/1/16 (l)	500,000	473,994
6.676%, 1/15/21§	1,000,000	1,026,013
ORIX Corp. 4.710%, 4/27/15	500,000	517,275
PACCAR Financial Corp. 1.950%, 12/17/12	200,000	203,603
SLM Corp.
5.000%, 10/1/13	500,000	520,000
0.574%, 1/27/14 (l)	885,000	839,249
6.250%, 1/25/16	2,073,000	2,150,738
8.000%, 3/25/20	1,100,000	1,181,184
Toyota Motor Credit Corp.
1.375%, 8/12/13	150,000	151,030
3.200%, 6/17/15	100,000	103,931
2.800%, 1/11/16	400,000	409,444
4.500%, 6/17/20	100,000	103,743
4.250%, 1/11/21	350,000	358,931
Volkswagen International Finance N.V.
4.000%, 8/12/20§	5,000,000	4,996,815

		100,588,885

Diversified Financial Services (5.6%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	2,380,000	2,564,933
AngloGold Ashanti Holdings plc 5.375%, 4/15/20	3,860,000	3,800,602
Bank of America Corp.
4.750%, 8/15/13	1,470,000	1,541,038
7.375%, 5/15/14	2,000,000	2,248,392
0.577%, 9/15/14 (l)	1,450,000	1,397,540
4.500%, 4/1/15	1,500,000	1,568,250
3.625%, 3/17/16	465,000	466,339
6.500%, 8/1/16	1,000,000	1,115,254
5.625%, 10/14/16	1,390,000	1,487,659

	Principal Amount	Value (Note 1)

5.625%, 7/1/20	$3,785,000	$3,908,058
5.000%, 5/13/21	655,000	647,040
Bank of America N.A. 5.300%, 3/15/17	500,000	515,373
Boeing Capital Corp. 3.250%, 10/27/14	1,000,000	1,058,652
BP Capital Markets plc
2.750%, 2/27/12	2,000,000	2,027,700
5.250%, 11/7/13	2,450,000	2,654,487
3.625%, 5/8/14	2,050,000	2,154,800
3.875%, 3/10/15	650,000	684,549
3.125%, 10/1/15	6,400,000	6,570,848
3.200%, 3/11/16	750,000	762,825
4.750%, 3/10/19	300,000	316,397
4.500%, 10/1/20	7,800,000	7,954,393
Cantor Fitzgerald LP
7.875%, 10/15/19§	900,000	983,040
Caterpillar Financial Services Corp.
4.250%, 2/8/13	842,000	889,212
2.000%, 4/5/13	100,000	102,174
1.550%, 12/20/13	200,000	201,713
1.375%, 5/20/14	140,000	140,571
2.750%, 6/24/15	1,000,000	1,031,778
7.150%, 2/15/19	800,000	987,025
CDP Financial, Inc.
3.000%, 11/25/14§	3,345,000	3,479,606
Citigroup Funding, Inc.
2.125%, 7/12/12	3,500,000	3,567,882
1.875%, 10/22/12	500,000	509,724
1.875%, 11/15/12	1,000,000	1,018,451
2.250%, 12/10/12	1,500,000	1,537,839
Citigroup, Inc.
5.500%, 4/11/13	7,600,000	8,068,738
6.500%, 8/19/13	1,500,000	1,631,337
6.000%, 12/13/13	700,000	761,095
6.375%, 8/12/14	1,000,000	1,105,725
5.000%, 9/15/14	2,220,000	2,326,467
4.750%, 5/19/15	3,655,000	3,865,389
4.587%, 12/15/15	5,800,000	6,099,332
3.953%, 6/15/16	2,360,000	2,415,951
5.500%, 2/15/17	500,000	525,855
6.000%, 8/15/17	580,000	635,150
1.961%, 5/15/18 (l)	14,140,000	14,161,139
6.125%, 5/15/18	2,000,000	2,202,460
8.500%, 5/22/19	1,500,000	1,859,483
5.375%, 8/9/20	315,000	328,722
CME Group, Inc.
5.750%, 2/15/14	500,000	555,373
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	2,000,000	2,198,220
Crown Castle Towers LLC
6.113%, 1/15/20§	2,495,000	2,722,342
DanFin Funding Ltd.
0.976%, 7/16/13 (l)§	6,000,000	5,997,690
General Electric Capital Corp.
0.410%, 4/10/12 (l)	13,665,000	13,679,061
5.250%, 10/19/12	1,500,000	1,581,338
2.125%, 12/21/12	3,185,000	3,260,914
2.625%, 12/28/12	1,000,000	1,030,230
2.800%, 1/8/13	1,500,000	1,538,085
0.367%, 6/20/13 (l)	4,000,000	3,943,344

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

1.875%, 9/16/13		$1,500,000	$1,517,123
5.900%, 5/13/14		1,000,000	1,110,909
3.750%, 11/14/14		1,000,000	1,058,508
3.500%, 6/29/15		1,500,000	1,558,399
5.400%, 2/15/17		1,308,000	1,430,380
6.000%, 8/7/19		3,000,000	3,321,780
5.300%, 2/11/21		1,140,000	1,186,218
5.500%, 9/15/67 (l)§	EUR	6,400,000	8,631,293
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)		$700,000	829,854
John Deere Capital Corp.
5.250%, 10/1/12		200,000	211,396
4.500%, 4/3/13		500,000	531,824
1.875%, 6/17/13		500,000	509,924
2.800%, 9/18/17		500,000	503,766
5.750%, 9/10/18		300,000	344,388
JPMorgan Chase & Co.
2.125%, 12/26/12		1,000,000	1,024,030
4.650%, 6/1/14		1,250,000	1,342,944
5.125%, 9/15/14		2,000,000	2,161,296
3.700%, 1/20/15		1,100,000	1,143,788
4.750%, 3/1/15		1,000,000	1,069,129
3.450%, 3/1/16		1,500,000	1,527,952
3.150%, 7/5/16		2,760,000	2,776,886
6.000%, 1/15/18		2,174,000	2,417,823
6.300%, 4/23/19		1,000,000	1,127,136
4.400%, 7/22/20		1,200,000	1,175,602
4.625%, 5/10/21		500,000	495,954
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		100,000	101,157
5.250%, 1/16/18		60,000	61,420
5.550%, 1/15/20		200,000	199,352
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		1,000,000	1,031,240
5.450%, 2/1/18		500,000	559,629
Nile Finance Ltd.
5.250%, 8/5/15 (m)		1,500,000	1,541,250
Noble Group Ltd.
6.750%, 1/29/20§		5,800,000	6,090,000
Northern Rock Asset Management plc
5.625%, 6/22/17§		450,000	473,504
Novus USA Trust
1.511%, 11/18/11 (l)§		1,420,000	1,411,205
Private Export Funding Corp.
4.550%, 5/15/15		200,000	222,727
4.950%, 11/15/15		200,000	225,709
RZD Capital Ltd.
5.739%, 4/3/17		200,000	212,500
SSIF Nevada LP
0.981%, 4/14/14 (l)§		15,700,000	15,700,094
TECO Finance, Inc.
4.000%, 3/15/16		65,000	68,064
5.150%, 3/15/20		300,000	318,132
TNK-BP Finance S.A.
7.500%, 3/13/13 (m)		800,000	866,000
6.250%, 2/2/15 (m)		600,000	652,620
7.500%, 7/18/16 (m)		2,000,000	2,247,500
6.625%, 3/20/17 (m)		1,100,000	1,191,960
7.875%, 3/13/18 (m)		1,300,000	1,491,750
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18 (m)		900,000	1,105,875

	Principal Amount	Value (Note 1)

UBS Preferred Funding Trust V
6.243%, 5/29/49 (l)	$250,000	$245,000
Unilever Capital Corp.
2.750%, 2/10/16	100,000	102,580
4.800%, 2/15/19	500,000	548,039
4.250%, 2/10/21	100,000	104,093
Waha Aerospace B.V.
3.925%, 7/28/20§	9,405,000	9,522,563
Woodside Finance Ltd.
4.600%, 5/10/21§	315,000	309,165
XTRA Finance Corp.
5.150%, 4/1/17	250,000	277,138

		228,276,152

Insurance (2.1%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	277,967
2.600%, 11/23/15	200,000	200,847
5.900%, 6/15/19	300,000	338,056
Aegon N.V. 4.625%, 12/1/15	300,000	317,918
Aflac, Inc.
3.450%, 8/15/15	100,000	102,125
8.500%, 5/15/19	150,000	183,451
Alleghany Corp. 5.625%, 9/15/20	100,000	101,692
Allstate Corp.
7.500%, 6/15/13	250,000	278,621
6.200%, 5/16/14	200,000	226,345
7.450%, 5/16/19	300,000	356,979
American Financial Group, Inc./Ohio
9.875%, 6/15/19	250,000	310,889
American International Group, Inc.
0.347%, 3/20/12 (l)	1,000,000	993,894
5.050%, 10/1/15	1,000,000	1,043,770
5.600%, 10/18/16	1,000,000	1,046,976
5.450%, 5/18/17	1,000,000	1,044,414
5.850%, 1/16/18	500,000	523,188
8.250%, 8/15/18	1,200,000	1,378,352
6.400%, 12/15/20	750,000	807,289
8.175%, 5/15/58 (l)	17,500,000	19,120,500
AON Corp.
3.500%, 9/30/15	250,000	256,963
3.125%, 5/27/16	150,000	149,512
5.000%, 9/30/20	250,000	256,339
Axis Specialty Finance LLC 5.875%, 6/1/20	250,000	256,373
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	2,728,000	2,829,934
5.000%, 8/15/13	600,000	648,039
1.500%, 1/10/14	100,000	100,889
4.850%, 1/15/15	400,000	441,611
4.250%, 1/15/21	500,000	509,101
Berkshire Hathaway, Inc.
2.125%, 2/11/13	500,000	513,030
3.200%, 2/11/15	500,000	521,127
Chubb Corp.
5.750%, 5/15/18	250,000	282,266
6.375%, 3/29/67 (l)	500,000	517,500
CNA Financial Corp.
7.350%, 11/15/19	120,000	136,793
5.875%, 8/15/20	500,000	519,868

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Delphi Financial Group, Inc. 7.875%, 1/31/20	$50,000	$55,646
Fairfax Financial Holdings Ltd. 5.800%, 5/15/21§	925,000	896,056
Genworth Financial, Inc.
8.625%, 12/15/16	200,000	221,450
7.700%, 6/15/20	500,000	520,986
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	500,000	515,427
5.500%, 3/30/20	300,000	309,243
HCC Insurance Holdings, Inc. 6.300%, 11/15/19	100,000	108,019
Lincoln National Corp.
8.750%, 7/1/19	350,000	441,664
6.250%, 2/15/20	150,000	164,981
4.850%, 6/24/21	80,000	79,016
7.000%, 6/15/40	585,000	659,676
6.050%, 4/20/67 (l)	907,000	872,988
Manulife Financial Corp. 3.400%, 9/17/15	1,230,000	1,268,014
Markel Corp.
7.125%, 9/30/19	100,000	114,202
5.350%, 6/1/21	100,000	98,054
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	590,000	640,017
5.750%, 9/15/15	375,000	412,105
MetLife, Inc.
2.375%, 2/6/14	800,000	815,216
6.750%, 6/1/16	800,000	931,164
4.750%, 2/8/21	500,000	509,708
Metropolitan Life Global Funding I
2.875%, 9/17/12§	1,725,000	1,762,874
2.500%, 1/11/13§	4,470,000	4,550,925
5.125%, 4/10/13§	900,000	957,625
5.125%, 6/10/14§	775,000	846,734
Monumental Global Funding III 0.444%, 1/25/13 (l)§	2,900,000	2,869,170
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	200,000	201,979
Principal Financial Group, Inc. 8.875%, 5/15/19	200,000	254,404
Principal Life Income Funding Trusts
5.300%, 12/14/12	400,000	424,241
Protective Life Corp. 7.375%, 10/15/19	500,000	568,467
Prudential Financial, Inc.
2.750%, 1/14/13	150,000	153,072
4.500%, 7/15/13	819,000	863,866
3.875%, 1/14/15	65,000	67,845
6.200%, 1/15/15	45,000	50,379
4.750%, 9/17/15	1,695,000	1,823,608
6.000%, 12/1/17	1,244,000	1,396,170
5.375%, 6/21/20	1,470,000	1,548,648
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	108,604
5.000%, 6/1/21	60,000	59,360
Sun Life Financial, Inc. 0.547%, 10/6/13 (l)§	9,300,000	9,227,441
Torchmark Corp. 9.250%, 6/15/19	100,000	125,056

	Principal Amount	Value (Note 1)

Travelers Cos., Inc.
5.500%, 12/1/15	$500,000	$561,336
5.800%, 5/15/18	500,000	560,282
Unum Group 5.625%, 9/15/20	7,550,000	7,906,201
Willis North America, Inc. 5.625%, 7/15/15	665,000	719,513

		83,834,050

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc. 5.700%, 3/15/17	150,000	167,569
Boston Properties LP 5.875%, 10/15/19	300,000	328,691
Brandywine Operating Partnership LP 4.950%, 4/15/18	100,000	101,381
Camden Property Trust 4.625%, 6/15/21	200,000	197,122
CommonWealth REIT 6.650%, 1/15/18	100,000	111,163
Digital Realty Trust LP 4.500%, 7/15/15	100,000	104,078
Duke Realty LP
6.250%, 5/15/13	500,000	538,798
6.750%, 3/15/20	250,000	279,989
Entertainment Properties Trust
7.750%, 7/15/20	100,000	112,750
Equity One, Inc.
6.250%, 12/15/14	100,000	109,261
ERP Operating LP
5.125%, 3/15/16	500,000	545,093
4.750%, 7/15/20	500,000	507,037
HCP, Inc.
5.950%, 9/15/11	2,000,000	2,019,444
2.700%, 2/1/14	120,000	121,730
3.750%, 2/1/16	555,000	564,393
6.000%, 1/30/17	300,000	330,344
5.375%, 2/1/21	1,065,000	1,098,470
Health Care REIT, Inc.
4.700%, 9/15/17	500,000	513,241
6.125%, 4/15/20	145,000	155,311
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	200,000	222,624
Hospitality Properties Trust
7.875%, 8/15/14	1,100,000	1,241,125
5.625%, 3/15/17	250,000	258,498
Kilroy Realty LP
5.000%, 11/3/15	100,000	104,224
4.800%, 7/15/18	175,000	172,041
Kimco Realty Corp.
6.875%, 10/1/19	100,000	116,195
Liberty Property LP
4.750%, 10/1/20	200,000	200,655
Mack-Cali Realty LP
7.750%, 8/15/19	250,000	300,751
Realty Income Corp.
5.750%, 1/15/21	500,000	535,765
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	100,912

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Simon Property Group LP
4.200%, 2/1/15		$135,000	$143,611
5.100%, 6/15/15		658,000	726,407
5.650%, 2/1/20		1,000,000	1,080,399
4.375%, 3/1/21		7,600,000	7,480,308
UDR, Inc.
4.250%, 6/1/18		200,000	198,654
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15		100,000	99,016
6.750%, 4/1/17		760,000	800,461

			21,687,511

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14		150,000	170,867
6.250%, 3/15/17		100,000	110,495
7.375%, 10/30/19		300,000	342,093
6.875%, 3/15/20		8,000	8,833

			632,288

Thrifts & Mortgage Finance (1.5%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14		200,000	200,719
3.875%, 11/10/14§		5,200,000	5,295,425
4.000%, 4/27/16		300,000	297,694
Cie de Financement Foncier
2.125%, 4/22/13§		6,300,000	6,393,958
Nykredit Realkredit A/S
4.000%, 1/1/12	DKK	88,000,000	17,283,153
Realkredit Danmark A/S
2.000%, 1/1/12		100,000,000	19,466,170
Santander Holdings USA, Inc.
4.625%, 4/19/16		$500,000	502,483
Stadshypotek AB
0.796%, 9/30/13 (l)§		10,000,000	9,990,000
U.S. Central Federal Credit Union
1.900%, 10/19/12		500,000	508,880
Western Corporate Federal Credit Union
1.750%, 11/2/12		200,000	203,148

			60,141,630

Total Financials			996,507,745

Health Care (1.7%)
Biotechnology (0.2%)
Amgen, Inc.
2.300%, 6/15/16		185,000	183,401
5.850%, 6/1/17		500,000	578,979
6.150%, 6/1/18		330,000	382,369
4.500%, 3/15/20		50,000	51,566
3.450%, 10/1/20		6,700,000	6,388,530
4.100%, 6/15/21		300,000	297,633
Biogen Idec, Inc.
6.875%, 3/1/18		100,000	116,781
Celgene Corp.
3.950%, 10/15/20		200,000	193,062
Genentech, Inc.
4.750%, 7/15/15		350,000	385,787
Gilead Sciences, Inc.
4.500%, 4/1/21		300,000	300,497

			8,878,605

	Principal Amount	Value (Note 1)

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.000%, 3/1/14	$500,000	$536,983
5.900%, 9/1/16	300,000	351,597
4.250%, 3/15/20	300,000	310,821
Becton Dickinson and Co.
3.250%, 11/12/20	500,000	475,933
Boston Scientific Corp.
4.500%, 1/15/15	275,000	289,953
6.400%, 6/15/16	3,835,000	4,319,453
5.125%, 1/12/17	960,000	1,014,590
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	102,634
4.400%, 1/15/21	65,000	66,945
CareFusion Corp.
5.125%, 8/1/14	130,000	142,365
6.375%, 8/1/19	1,250,000	1,410,867
Covidien International Finance S.A.
1.875%, 6/15/13	200,000	203,415
2.800%, 6/15/15	500,000	512,654
4.200%, 6/15/20	200,000	203,762
Medtronic, Inc.
3.000%, 3/15/15	300,000	313,368
4.450%, 3/15/20	500,000	522,749
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	319,178
Stryker Corp.
3.000%, 1/15/15	100,000	104,021
4.375%, 1/15/20	100,000	104,680
Zimmer Holdings, Inc.
4.625%, 11/30/19	400,000	420,324

		11,726,292

Health Care Providers & Services (0.6%)
Aetna, Inc.
3.950%, 9/1/20	500,000	491,008
AmerisourceBergen Corp.
4.875%, 11/15/19	350,000	373,919
Cardinal Health, Inc.
4.000%, 6/15/15	500,000	528,618
5.800%, 10/15/16	250,000	283,030
4.625%, 12/15/20	100,000	101,504
CIGNA Corp.
5.125%, 6/15/20	215,000	227,098
4.375%, 12/15/20	500,000	499,873
Coventry Health Care, Inc.
5.450%, 6/15/21	155,000	158,597
Express Scripts, Inc.
6.250%, 6/15/14	135,000	152,027
3.125%, 5/15/16	600,000	603,697
7.250%, 6/15/19	80,000	95,685
Fresenius Medical Care U.S. Finance, Inc.
1.621%, 3/31/13	6,547,778	6,506,854
HCA, Inc.
2.553%, 11/17/13 (l)	3,500,000	3,471,545
2.746%, 5/1/18	3,000,000	2,955,000
7.250%, 9/15/20	2,300,000	2,469,625
Humana, Inc.
7.200%, 6/15/18	300,000	348,250
Laboratory Corp. of America Holdings
4.625%, 11/15/20	500,000	507,799

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

McKesson Corp.
6.500%, 2/15/14	$300,000	$337,235
4.750%, 3/1/21	500,000	518,838
Medco Health Solutions, Inc.
2.750%, 9/15/15	500,000	504,379
7.125%, 3/15/18	250,000	292,126
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	230,755
4.750%, 1/30/20	60,000	62,051
UnitedHealth Group, Inc.
4.875%, 2/15/13	400,000	422,980
4.700%, 2/15/21	1,000,000	1,042,533
WellPoint, Inc.
6.800%, 8/1/12	100,000	106,204
4.350%, 8/15/20	1,000,000	1,009,785

		24,301,015

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
4.450%, 9/14/12	2,000,000	2,071,548
2.500%, 7/15/13	300,000	305,454
6.500%, 11/1/17	200,000	230,350
5.000%, 7/15/20	300,000	314,903
Life Technologies Corp.
4.400%, 3/1/15	300,000	317,972
6.000%, 3/1/20	1,055,000	1,144,640
5.000%, 1/15/21	167,000	169,424
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	500,000	509,773
3.200%, 3/1/16	500,000	514,894

		5,578,958

Pharmaceuticals (0.5%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	300,000	318,929
2.700%, 5/27/15	500,000	519,790
5.600%, 11/30/17	1,000,000	1,158,903
4.125%, 5/27/20	500,000	509,538
Allergan, Inc.
3.375%, 9/15/20	400,000	383,654
AstraZeneca plc
5.900%, 9/15/17	1,000,000	1,165,350
Bristol-Myers Squibb Co.
5.450%, 5/1/18	400,000	450,989
Eli Lilly and Co.
5.200%, 3/15/17	600,000	679,740
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,500,000	1,710,951
Hospira, Inc.
6.400%, 5/15/15	515,000	585,134
Johnson & Johnson
1.200%, 5/15/14	500,000	501,494
2.150%, 5/15/16	250,000	250,594
5.550%, 8/15/17	500,000	579,827
2.950%, 9/1/20	200,000	191,322
3.550%, 5/15/21	100,000	99,102
Merck & Co., Inc.
5.300%, 12/1/13	1,000,000	1,105,735
6.000%, 9/15/17	350,000	411,788
5.000%, 6/30/19	500,000	553,383
Novartis Capital Corp.
1.900%, 4/24/13	340,000	347,931
4.125%, 2/10/14	300,000	323,307

	Principal Amount	Value (Note 1)

2.900%, 4/24/15	$1,000,000	$1,040,325
4.400%, 4/24/20	250,000	264,031
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	888,379
Pfizer, Inc.
4.500%, 2/15/14	250,000	271,591
5.350%, 3/15/15	1,000,000	1,127,478
6.200%, 3/15/19	1,000,000	1,169,753
Sanofi
1.625%, 3/28/14	200,000	202,327
2.625%, 3/29/16	500,000	509,105
4.000%, 3/29/21	500,000	500,055
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	301,641
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	400,000	411,603
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	135,771
6.125%, 8/15/19	130,000	146,384
Wyeth
5.500%, 2/15/16	652,000	743,082

		19,558,986

Total Health Care		70,043,856

Industrials (1.1%)
Aerospace & Defense (0.2%)
Boeing Co.
3.500%, 2/15/15	100,000	106,074
6.000%, 3/15/19	500,000	580,406
4.875%, 2/15/20	55,000	59,523
Embraer Overseas Ltd.
6.375%, 1/15/20	350,000	381,500
General Dynamics Corp.
5.250%, 2/1/14	600,000	664,517
Goodrich Corp.
6.125%, 3/1/19	200,000	228,846
4.875%, 3/1/20	100,000	105,525
Honeywell International, Inc.
5.300%, 3/1/18	500,000	561,789
4.250%, 3/1/21	500,000	514,425
ITT Corp.
4.900%, 5/1/14	220,000	239,995
L-3 Communications Corp.
4.950%, 2/15/21	700,000	698,477
Lockheed Martin Corp.
4.121%, 3/14/13	658,000	694,473
Northrop Grumman Corp.
3.700%, 8/1/14	560,000	594,242
Raytheon Co.
4.400%, 2/15/20	600,000	620,938
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	54,869
Textron, Inc.
7.250%, 10/1/19	200,000	235,135
United Technologies Corp.
4.875%, 5/1/15	500,000	556,132
6.125%, 2/1/19	500,000	584,731
4.500%, 4/15/20	300,000	317,644

		7,799,241

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	$250,000	$314,170
United Parcel Service, Inc.
3.875%, 4/1/14	1,000,000	1,077,607
3.125%, 1/15/21	700,000	664,788

		2,056,565

Airlines (0.3%)
Continental Airlines, Inc., Class B
9.000%, 7/8/16	234,843	270,938
6.000%, 1/12/19	3,000,000	2,895,000
Delta Air Lines, Inc.
4.950%, 5/23/19	492,839	492,839
7.750%, 12/17/19	186,966	204,970
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,268,268
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17	461,426	527,179

		11,659,194

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	548,835
5.750%, 1/15/21	500,000	522,770
Owens Corning, Inc.
9.000%, 6/15/19	300,000	358,318

		1,429,923

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	379,312
Avery Dennison Corp.
5.375%, 4/15/20	100,000	106,960
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	500,000	549,045
Cornell University
5.450%, 2/1/19	200,000	226,374
Dartmouth College
4.750%, 6/1/19	50,000	53,959
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	521,945
5.750%, 9/15/17	400,000	437,640
Republic Services, Inc.
3.800%, 5/15/18	150,000	150,643
5.500%, 9/15/19	398,000	433,868
Vanderbilt University
5.250%, 4/1/19	500,000	557,410
Waste Management, Inc.
6.375%, 11/15/12	700,000	749,526
7.375%, 3/11/19	200,000	242,944
4.750%, 6/30/20	100,000	103,784
Yale University
2.900%, 10/15/14	500,000	526,740

		5,040,150

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13	500,000	554,276
4.875%, 10/15/19	500,000	546,068

	Principal Amount	Value (Note 1)

Roper Industries, Inc.
6.625%, 8/15/13	$300,000	$332,397

		1,432,741

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	350,000	377,962
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	106,397
Cooper U.S., Inc.
2.375%, 1/15/16	300,000	301,373
3.875%, 12/15/20	200,000	200,248
General Electric Co.
5.000%, 2/1/13	1,300,000	1,379,819
5.250%, 12/6/17	1,000,000	1,107,824
Harsco Corp.
2.700%, 10/15/15	250,000	250,818
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13	300,000	328,909
6.875%, 8/15/18	300,000	355,509
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	500,000	559,898
Siemens Financieringsmat
5.500%, 2/16/12§	877,000	903,267
Tyco Electronics Group S.A.
4.875%, 1/15/21	675,000	699,825
Tyco International Finance S.A.
6.000%, 11/15/13	110,000	121,601
4.125%, 10/15/14	500,000	531,870
3.375%, 10/15/15	100,000	102,840
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	300,000	352,713

		7,680,873

Machinery (0.1%)
Caterpillar, Inc.
1.375%, 5/27/14	125,000	125,506
3.900%, 5/27/21	100,000	100,013
Danaher Corp.
1.300%, 6/23/14	90,000	89,948
2.300%, 6/23/16	150,000	149,880
5.400%, 3/1/19	500,000	557,657
3.900%, 6/23/21	150,000	149,410
Dover Corp.
5.450%, 3/15/18	300,000	337,318
Eaton Corp.
4.900%, 5/15/13	250,000	268,657
Illinois Tool Works, Inc.
5.150%, 4/1/14	250,000	277,412
Pall Corp.
5.000%, 6/15/20	300,000	309,641
Pentair, Inc.
5.000%, 5/15/21	150,000	149,780
Snap-On, Inc.
4.250%, 1/15/18	100,000	103,705

		2,618,927

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	115,031
Equifax, Inc.
4.450%, 12/1/14	100,000	107,166

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Verisk Analytics, Inc.
5.800%, 5/1/21	$100,000	$106,070

		328,267

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.900%, 7/1/12	500,000	524,613
4.700%, 10/1/19	500,000	530,487
Canadian National Railway Co.
5.550%, 3/1/19	500,000	566,547
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	264,370
CSX Corp.
6.250%, 4/1/15	300,000	343,488
6.250%, 3/15/18	650,000	749,991
3.700%, 10/30/20	100,000	96,180
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	101,000
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	332,802
5.900%, 6/15/19	550,000	630,599
Ryder System, Inc.
3.600%, 3/1/16	200,000	204,924
Union Pacific Corp.
5.125%, 2/15/14	500,000	548,913
5.700%, 8/15/18	500,000	569,299
4.000%, 2/1/21	65,000	65,778

		5,528,991

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	100,000	106,097
3.500%, 7/15/16	100,000	102,470

		208,567

Total Industrials		45,783,439

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	1,000,000	1,137,006
4.950%, 2/15/19	1,500,000	1,628,679
Harris Corp.
6.375%, 6/15/19	85,000	97,317
Motorola Solutions, Inc.
6.000%, 11/15/17	300,000	341,364
Nokia Oyj
5.375%, 5/15/19	300,000	288,218

		3,492,584

Computers & Peripherals (0.2%)
Dell, Inc.
1.400%, 9/10/13	500,000	504,323
2.300%, 9/10/15	500,000	502,020
5.875%, 6/15/19	125,000	140,276
Hewlett-Packard Co.
4.750%, 6/2/14	475,000	518,349
2.200%, 12/1/15	500,000	500,684
2.650%, 6/1/16	700,000	702,941
3.750%, 12/1/20	1,000,000	972,280

	Principal Amount	Value (Note 1)

Seagate Technology HDD Holdings
6.375%, 10/1/11	$2,200,000	$2,222,000

		6,062,873

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	100,000	108,955
Arrow Electronics, Inc.
3.375%, 11/1/15	200,000	202,622
6.000%, 4/1/20	100,000	106,941
5.125%, 3/1/21	200,000	199,339
Avnet, Inc.
5.875%, 6/15/20	500,000	527,970
Corning, Inc.
6.625%, 5/15/19	30,000	34,939
4.250%, 8/15/20	65,000	65,251
Jabil Circuit, Inc.
8.250%, 3/15/18	1,970,000	2,250,725

		3,496,742

Internet Software & Services (0.0%)
eBay, Inc.
0.875%, 10/15/13	50,000	49,888
1.625%, 10/15/15	500,000	488,565
3.250%, 10/15/20	100,000	93,287
Google, Inc.
1.250%, 5/19/14	250,000	251,197
2.125%, 5/19/16	250,000	250,666
3.625%, 5/19/21	250,000	247,271

		1,380,874

IT Services (0.2%)
Computer Sciences Corp.
5.500%, 3/15/13	300,000	318,689
6.500%, 3/15/18	300,000	321,286
Fiserv, Inc.
3.125%, 10/1/15	250,000	253,037
4.625%, 10/1/20	300,000	298,110
HP Enterprise Services LLC
6.000%, 8/1/13	1,170,000	1,284,521
International Business Machines Corp.
2.100%, 5/6/13	500,000	512,744
1.000%, 8/5/13	1,175,000	1,178,381
1.250%, 5/12/14	250,000	250,548
5.700%, 9/14/17	2,000,000	2,325,290
SAIC, Inc.
4.450%, 12/1/20§	200,000	205,740
Western Union Co.
5.253%, 4/1/20	500,000	526,579

		7,474,925

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	540,000	633,617
6.350%, 5/15/18	750,000	859,693
4.500%, 5/15/21	95,000	93,968

		1,587,278

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	110,143
3.000%, 4/15/16	150,000	153,706

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Maxim Integrated Products, Inc.
3.450%, 6/14/13	$100,000	$103,848
Texas Instruments, Inc.
0.875%, 5/15/13	150,000	150,308
1.375%, 5/15/14	250,000	251,045
2.375%, 5/16/16	250,000	250,077

		1,019,127

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	500,000	521,006
4.750%, 2/1/20	125,000	128,911
CA, Inc.
6.125%, 12/1/14	500,000	560,979
Microsoft Corp.
2.950%, 6/1/14	1,390,000	1,468,991
4.200%, 6/1/19	725,000	762,414
Oracle Corp.
5.250%, 1/15/16	800,000	902,811
5.750%, 4/15/18	1,500,000	1,716,698

		6,061,810

Total Information Technology		30,576,213

Materials (1.9%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	208,978
Airgas, Inc.
2.850%, 10/1/13	100,000	102,523
3.250%, 10/1/15	200,000	203,422
Cabot Corp.
5.000%, 10/1/16	100,000	107,198
Dow Chemical Co.
4.850%, 8/15/12	6,100,000	6,371,176
6.000%, 10/1/12	8,412,000	8,919,311
7.600%, 5/15/14	3,170,000	3,676,046
2.500%, 2/15/16	60,000	59,567
8.550%, 5/15/19	310,000	399,728
4.250%, 11/15/20	3,145,000	3,069,375
E.I. du Pont de Nemours & Co.
4.750%, 11/15/12	300,000	315,887
1.750%, 3/25/14	200,000	202,181
3.250%, 1/15/15	400,000	419,143
2.750%, 4/1/16	500,000	510,301
6.000%, 7/15/18	500,000	576,980
3.625%, 1/15/21	500,000	485,343
Monsanto Co.
5.125%, 4/15/18	250,000	278,389
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	170,382
3.750%, 9/30/15	120,000	127,491
6.500%, 5/15/19	335,000	390,535
4.875%, 3/30/20	320,000	338,321
PPG Industries, Inc.
1.900%, 1/15/16	300,000	292,116
6.650%, 3/15/18	300,000	352,521
3.600%, 11/15/20	150,000	145,829
Praxair, Inc.
2.125%, 6/14/13	800,000	820,166
4.625%, 3/30/15	253,000	278,952
4.500%, 8/15/19	500,000	531,237

	Principal Amount	Value (Note 1)

RPM International, Inc.
6.125%, 10/15/19	$100,000	$107,133
Sherwin-Williams Co.
3.125%, 12/15/14	500,000	528,016
Valspar Corp.
7.250%, 6/15/19	100,000	116,822

		30,105,069

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	300,000	324,235
7.125%, 7/15/36	260,000	255,704

		579,939

Containers & Packaging (0.0%)
Bemis Co., Inc. 5.650%, 8/1/14	55,000	60,500
6.800%, 8/1/19	200,000	230,422

		290,922

Metals & Mining (1.0%)
Alcoa, Inc. 6.000%, 7/15/13	750,000	814,022
6.150%, 8/15/20	500,000	529,692
Allegheny Technologies, Inc. 9.375%, 6/1/19	200,000	253,412
5.950%, 1/15/21	50,000	53,221
Anglo American Capital plc 2.150%, 9/27/13§	5,450,000	5,521,787
ArcelorMittal S.A. 5.375%, 6/1/13	300,000	319,415
9.000%, 2/15/15	225,000	268,558
3.750%, 3/1/16	500,000	505,587
6.125%, 6/1/18	250,000	267,770
9.850%, 6/1/19	250,000	316,933
5.500%, 3/1/21	1,000,000	1,001,561
Barrick Gold Corp. 1.750%, 5/30/14§	150,000	150,290
2.900%, 5/30/16§	3,770,000	3,767,033
6.950%, 4/1/19	500,000	594,413
Barrick N.A. Finance LLC 4.400%, 5/30/21§	275,000	273,724
BHP Billiton Finance USA Ltd. 5.500%, 4/1/14	1,000,000	1,112,786
5.400%, 3/29/17	1,050,000	1,193,743
6.500%, 4/1/19	800,000	957,296
Cliffs Natural Resources, Inc. 4.800%, 10/1/20	105,000	105,553
4.875%, 4/1/21	770,000	772,126
Codelco, Inc. 3.750%, 11/4/20§	419,000	398,081
Commercial Metals Co. 6.500%, 7/15/17	200,000	213,803
CSN Islands VIII Corp. 9.750%, 12/16/13 (m)	1,500,000	1,728,386
CSN Islands XI Corp. 6.875%, 9/21/19§	100,000	109,125
CSN Resources S.A. 6.500%, 7/21/20§	2,500,000	2,656,250
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,092,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Gerdau Holdings, Inc. 7.000%, 1/20/20§	$1,600,000	$1,776,000
Gerdau Trade, Inc. 5.750%, 1/30/21§	1,100,000	1,117,875
Newmont Mining Corp. 5.125%, 10/1/19	360,000	386,642
Nucor Corp. 5.850%, 6/1/18	300,000	342,518
Rio Tinto Alcan, Inc. 5.000%, 6/1/15	500,000	550,223
Rio Tinto Finance USA Ltd. 8.950%, 5/1/14	360,000	432,314
1.875%, 11/2/15	500,000	492,780
2.500%, 5/20/16	200,000	200,390
9.000%, 5/1/19	1,000,000	1,325,040
4.125%, 5/20/21	250,000	248,327
Southern Copper Corp. 5.375%, 4/16/20	55,000	56,337
Steel Dynamics, Inc. 7.375%, 11/1/12	4,250,000	4,483,750
Teck Resources Ltd. 10.750%, 5/15/19	500,000	631,875
4.500%, 1/15/21	500,000	504,000
Vale Overseas Ltd. 6.250%, 1/11/16	700,000	788,537
4.625%, 9/15/20	500,000	497,269
Xstrata Canada Corp. 5.500%, 6/15/17	724,000	792,238

		39,603,182

Paper & Forest Products (0.2%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	247,975
Georgia-Pacific LLC 9.500%, 12/1/11	2,260,000	2,324,605
8.250%, 5/1/16§	1,970,000	2,233,111
International Paper Co. 5.300%, 4/1/15	464,000	507,441
9.375%, 5/15/19	700,000	893,910
Inversiones CMPC S.A. 4.750%, 1/19/18§	365,000	364,648
Koch Forest Products, Inc. Term Loan
2.302%, 12/20/12 (l)	304,816	304,372
2.303%, 12/20/12 (l)	7,116	7,106

		6,883,168

Total Materials		77,462,280

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc. 4.850%, 2/15/14	1,500,000	1,629,252
2.500%, 8/15/15	500,000	506,505
2.950%, 5/15/16	400,000	405,114
5.500%, 2/1/18	1,500,000	1,672,991
4.450%, 5/15/21	1,000,000	1,017,670
BellSouth Corp. 5.200%, 9/15/14	1,107,000	1,219,580
British Telecommunications plc 5.950%, 1/15/18	500,000	552,241
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	545,708
6.750%, 8/20/18	700,000	825,938

	Principal Amount	Value (Note 1)

Embarq Corp. 7.082%, 6/1/16	$750,000	$833,715
France Telecom S.A. 4.375%, 7/8/14	1,844,000	1,996,965
2.125%, 9/16/15	2,150,000	2,146,369
5.375%, 7/8/19	200,000	223,792
Qwest Communications International, Inc.
8.000%, 10/1/15	365,000	396,938
7.125%, 4/1/18	75,000	80,531
Qwest Corp. 7.625%, 6/15/15	1,939,000	2,191,070
8.375%, 5/1/16	710,000	837,800
6.500%, 6/1/17	620,000	672,700
Telecom Italia Capital S.A. 0.886%, 7/18/11 (l)	10,300,000	10,299,063
6.175%, 6/18/14	1,250,000	1,345,100
6.999%, 6/4/18	500,000	546,840
7.175%, 6/18/19	250,000	276,022
Telefonica Emisiones S.A.U. 2.582%, 4/26/13	650,000	656,724
4.949%, 1/15/15	1,440,000	1,532,362
3.729%, 4/27/15	90,000	91,636
3.992%, 2/16/16	600,000	606,914
6.421%, 6/20/16	300,000	334,962
6.221%, 7/3/17	400,000	440,939
5.877%, 7/15/19	145,000	152,264
5.134%, 4/27/20	180,000	178,428
5.462%, 2/16/21	800,000	812,142
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	500,000	527,071
Verizon Communications, Inc. 4.350%, 2/15/13	1,500,000	1,578,846
1.950%, 3/28/14	500,000	508,139
5.550%, 2/15/16	1,000,000	1,126,522
5.500%, 2/15/18	1,798,000	1,999,707
8.750%, 11/1/18	1,829,000	2,379,721
4.600%, 4/1/21	500,000	515,897
6.400%, 2/15/38	1,113,000	1,206,249
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	312,000	320,576
Virgin Media Secured Finance plc
6.500%, 1/15/18	3,026,000	3,317,252

		48,508,255

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V. 5.625%, 11/15/17	822,000	922,407
5.000%, 3/30/20	4,600,000	4,798,715
American Tower Corp. 4.625%, 4/1/15	150,000	157,913
5.050%, 9/1/20	500,000	492,486
Cellco Partnership/Verizon Wireless Capital LLC 5.550%, 2/1/14	1,500,000	1,653,345
8.500%, 11/15/18	500,000	649,282
Rogers Communications, Inc. 6.250%, 6/15/13	500,000	548,363
6.800%, 8/15/18	750,000	884,977
Vodafone Group plc 4.150%, 6/10/14	3,825,000	4,103,992
5.000%, 9/15/15	500,000	551,172
5.450%, 6/10/19	500,000	555,712

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Term Loan 6.875%, 8/17/15	$4,348,385	$4,478,837

		19,797,201

Total Telecommunication Services		68,305,456

Utilities (2.0%)
Electric Utilities (1.2%)
Alabama Power Co. 3.950%, 6/1/21	710,000	708,366
Ameren Illinois Co. 6.250%, 4/1/18	500,000	557,758
Arizona Public Service Co. 5.800%, 6/30/14	500,000	555,681
Carolina Power & Light Co. 5.300%, 1/15/19	500,000	558,101
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	239,670
Columbus Southern Power Co. 6.050%, 5/1/18	500,000	570,284
Commonwealth Edison Co. 1.625%, 1/15/14	100,000	100,705
6.150%, 9/15/17	1,330,000	1,539,258
Consolidated Edison Co. of New York, Inc.
Series 02-B 4.875%, 2/1/13	700,000	742,186
Consumers Energy Co. 6.700%, 9/15/19	500,000	599,734
Dayton Power & Light Co. 5.125%, 10/1/13	900,000	975,713
Detroit Edison Co. 5.600%, 6/15/18	250,000	278,710
Duke Energy Carolinas LLC 4.300%, 6/15/20	1,000,000	1,036,970
3.900%, 6/15/21	570,000	569,619
6.000%, 1/15/38	1,045,000	1,148,695
Duke Energy Corp. 3.350%, 4/1/15	100,000	103,857
5.050%, 9/15/19	300,000	322,713
Duke Energy Ohio, Inc. 5.700%, 9/15/12	1,245,000	1,318,042
Entergy Arkansas, Inc. 3.750%, 2/15/21	2,700,000	2,561,965
Entergy Texas, Inc. 7.125%, 2/1/19	250,000	293,305
Exelon Generation Co. LLC 5.350%, 1/15/14	300,000	324,702
FirstEnergy Solutions Corp. 4.800%, 2/15/15	1,000,000	1,072,889
Florida Power & Light Co. 5.550%, 11/1/17	500,000	584,887
4.950%, 6/1/35	262,000	254,164
5.950%, 2/1/38	689,000	760,922
Florida Power Corp. 4.550%, 4/1/20	50,000	52,543
5.900%, 3/1/33	582,000	619,687
Georgia Power Co. 1.300%, 9/15/13	1,000,000	1,006,593
3.000%, 4/15/16	620,000	634,788
5.400%, 6/1/18	500,000	562,425
4.250%, 12/1/19	80,000	83,397

	Principal Amount	Value (Note 1)

Hydro Quebec 7.500%, 4/1/16	$300,000	$369,349
2.000%, 6/30/16	350,000	344,838
9.400%, 2/1/21	600,000	859,761
8.400%, 1/15/22	1,150,000	1,586,231
8.050%, 7/7/24	2,930,000	4,037,766
Indiana Michigan Power Co. 7.000%, 3/15/19	250,000	298,159
Ipalco Enterprises, Inc.
5.000%, 5/1/18§	1,150,000	1,123,382
Jersey Central Power & Light Co.
7.350%, 2/1/19	382,000	463,793
Kansas City Power & Light Co. 5.850%, 6/15/17	500,000	563,474
LG&E and KU Energy LLC 2.125%, 11/15/15§	500,000	487,904
3.750%, 11/15/20§	500,000	471,302
MidAmerican Energy Co. 4.650%, 10/1/14	500,000	548,063
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	500,000	562,237
5.950%, 5/15/37	1,684,000	1,771,233
6.500%, 9/15/37	600,000	676,443
Nevada Power Co. 7.125%, 3/15/19	500,000	596,764
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	400,000	408,896
7.875%, 12/15/15	300,000	358,772
Northern States Power Co.
1.950%, 8/15/15	100,000	99,540
5.250%, 3/1/18	500,000	556,592
NSTAR 4.500%, 11/15/19	100,000	103,461
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	500,000	584,344
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	558,039
3.500%, 10/1/20	700,000	665,458
4.250%, 5/15/21	100,000	100,012
PacifiCorp 5.500%, 1/15/19	500,000	561,851
Peco Energy Co. 5.000%, 10/1/14	500,000	551,893
Portland General Electric Co. 6.100%, 4/15/19	100,000	116,022
Progress Energy, Inc. 5.625%, 1/15/16	500,000	563,785
PSEG Power LLC
6.950%, 6/1/12	400,000	421,724
2.500%, 4/15/13	100,000	101,841
5.125%, 4/15/20	380,000	398,777
Public Service Co. of Colorado 3.200%, 11/15/20	500,000	474,346
Public Service Co. of Oklahoma 4.400%, 2/1/21	400,000	404,417
Public Service Electric & Gas Co.
6.330%, 11/1/13	500,000	558,306
5.300%, 5/1/18	250,000	279,682
Southern California Edison Co.
5.750%, 3/15/14	500,000	559,362
5.950%, 2/1/38	300,000	331,316

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Southern Co. 4.150%, 5/15/14	$125,000	$133,905
Tampa Electric Co. 6.100%, 5/15/18	75,000	86,114
Toledo Edison Co. 7.250%, 5/1/20	30,000	36,148
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	411,925
TransAlta Corp. 4.750%, 1/15/15	500,000	533,946
Union Electric Co. 6.700%, 2/1/19	500,000	587,117
Virginia Electric & Power Co.
Series A 5.400%, 1/15/16	1,316,000	1,495,394

		47,542,013

Gas Utilities (0.5%)
Boardwalk Pipelines LP 5.750%, 9/15/19	500,000	540,683
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	500,000	555,828
6.150%, 5/1/16	300,000	345,483
4.500%, 1/15/21§	300,000	302,125
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	419,793
KeySpan Gas East Corp. 5.819%, 4/1/41§	390,000	401,171
NGPL Pipeco LLC 6.514%, 12/15/12§	14,400,000	15,142,939
Panhandle Eastern Pipeline Co. 6.200%, 11/1/17	450,000	513,748
Questar Corp. 2.750%, 2/1/16	85,000	86,124
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,388,000	1,408,329
6.850%, 7/15/18§	1,827,000	2,048,496
Southern California Gas Co. 5.500%, 3/15/14	200,000	221,919

		21,986,638

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	256,205
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,625,399
5.500%, 7/18/17	676,000	789,678
3.875%, 2/15/21	2,000,000	2,054,434
5.250%, 9/15/39	2,815,000	2,980,550

		7,706,266

Multi-Utilities (0.1%)
Alliant Energy Corp. 4.000%, 10/15/14	200,000	210,403
Dominion Resources, Inc.
5.150%, 7/15/15	383,000	424,466
6.000%, 11/30/17	1,331,000	1,535,348
5.200%, 8/15/19	80,000	87,120
DTE Energy Co. 7.625%, 5/15/14	50,000	57,713
National Grid plc 6.300%, 8/1/16	500,000	574,337

	Principal Amount	Value (Note 1)

NiSource Finance Corp.
6.150%, 3/1/13	$500,000	$537,846
6.400%, 3/15/18	500,000	566,419
Sempra Energy 9.800%, 2/15/19	600,000	804,844
Xcel Energy, Inc. 4.700%, 5/15/20	300,000	311,932

		5,110,428

Total Utilities		82,345,345

Total Corporate Bonds		1,634,136,710

Government Securities (54.8%)
Agency ABS (3.3%)
Federal Farm Credit Bank
0.400%, 11/2/12	200,000	200,039
1.750%, 2/21/13	1,000,000	1,019,622
1.375%, 6/25/13	250,000	254,576
0.875%, 10/28/13	200,000	200,019
1.200%, 2/11/14	500,000	500,476
1.125%, 2/27/14	2,000,000	2,016,228
Federal Home Loan Bank
1.750%, 8/22/12	2,000,000	2,031,790
0.500%, 11/16/12	500,000	500,588
1.750%, 12/14/12	500,000	509,376
1.625%, 3/20/13	3,600,000	3,671,809
1.000%, 5/17/13	500,000	501,292
0.700%, 5/22/13	500,000	499,743
1.875%, 6/21/13	3,000,000	3,080,559
0.700%, 6/28/13	400,000	399,532
1.250%, 8/16/13	200,000	200,228
0.875%, 10/28/13	100,000	100,044
0.800%, 11/18/13	1,000,000	1,000,888
1.000%, 11/18/13	400,000	400,496
0.875%, 11/22/13	200,000	200,214
1.050%, 11/25/13	400,000	401,250
1.100%, 12/6/13	800,000	800,086
0.875%, 12/27/13	1,000,000	1,003,877
1.375%, 5/28/14	250,000	253,325
1.000%, 8/22/14	200,000	199,716
2.000%, 12/9/14	800,000	805,757
1.630%, 8/20/15	500,000	500,933
1.550%, 11/18/15	200,000	196,990
2.150%, 10/26/16	200,000	197,756
Federal Home Loan Mortgage Corp.
0.750%, 10/26/12	200,000	200,058
0.750%, 11/23/12	500,000	500,260
0.375%, 11/30/12	5,000,000	4,999,015
1.125%, 1/14/13	500,000	500,144
0.875%, 2/15/13	200,000	200,143
0.700%, 4/29/13	200,000	200,082
0.625%, 5/23/13	500,000	500,357
1.000%, 5/24/13	400,000	400,440
0.750%, 6/7/13	400,000	400,225
0.780%, 6/7/13	1,000,000	1,000,760
1.250%, 7/25/13	250,000	250,151
1.125%, 8/22/13	100,000	100,112
0.875%, 10/28/13	2,500,000	2,511,513
1.400%, 11/18/13	200,000	200,273
1.050%, 11/26/13	500,000	500,570
1.000%, 12/9/13	900,000	901,609

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

1.050%, 12/9/13	$1,000,000	$1,001,657
1.625%, 1/21/14	100,000	100,069
1.000%, 1/27/14	200,000	199,965
1.375%, 2/3/14	1,000,000	1,000,867
1.500%, 2/11/14	400,000	400,504
1.375%, 2/25/14	4,000,000	4,058,524
1.200%, 4/28/14	200,000	200,117
1.250%, 5/23/14	400,000	401,114
1.350%, 5/23/14	500,000	501,586
1.300%, 6/2/14	400,000	401,027
1.375%, 6/2/14	400,000	400,549
1.125%, 6/30/14	200,000	199,147
1.500%, 11/25/14	1,000,000	1,002,305
1.625%, 11/26/14	400,000	400,761
1.750%, 11/26/14	500,000	500,978
1.625%, 12/9/14	400,000	400,695
1.350%, 1/6/15	200,000	198,878
2.875%, 2/9/15	2,000,000	2,106,032
1.500%, 7/13/15	200,000	197,188
2.250%, 8/12/15	100,000	100,257
2.000%, 8/25/15	100,000	99,852
2.125%, 8/25/15	200,000	200,613
1.750%, 11/23/15	500,000	494,814
2.250%, 12/21/15	200,000	201,675
2.500%, 5/25/16	500,000	502,443
5.500%, 8/23/17	2,000,000	2,345,156
3.525%, 9/30/19	1,290,000	1,294,999
Federal National Mortgage Association
0.500%, 10/30/12	5,000,000	5,008,150
0.375%, 12/28/12	6,000,000	6,001,368
1.000%, 1/7/13	200,000	200,020
1.800%, 2/8/13	200,000	200,322
1.750%, 2/22/13	2,000,000	2,041,706
3.250%, 4/9/13	3,000,000	3,151,323
1.750%, 5/7/13	1,800,000	1,840,444
1.500%, 6/26/13	500,000	509,990
4.375%, 7/17/13	2,000,000	2,154,368
1.375%, 7/19/13	500,000	500,251
1.250%, 7/29/13	400,000	400,313
0.500%, 8/9/13	5,000,000	4,993,625
1.000%, 9/23/13	2,500,000	2,520,000
1.200%, 9/27/13	300,000	300,615
1.125%, 10/8/13	200,000	202,197
1.000%, 10/15/13	200,000	200,699
0.750%, 10/25/13	200,000	200,251
0.875%, 11/4/13	200,000	199,741
0.800%, 11/29/13	200,000	200,392
1.000%, 11/29/13	1,000,000	1,002,392
0.750%, 12/18/13	4,000,000	3,999,416
1.300%, 12/30/13	200,000	200,942
1.500%, 12/30/13	200,000	200,962
1.400%, 1/6/14	200,000	200,030
1.450%, 1/24/14	1,000,000	1,006,291
1.375%, 1/27/14	400,000	402,079
1.550%, 1/27/14	250,000	251,352
1.350%, 2/24/14	200,000	202,781
1.500%, 2/25/14	400,000	400,710
1.700%, 2/25/14	200,000	200,421
1.250%, 2/27/14	1,500,000	1,518,809
1.000%, 4/25/14	500,000	499,810
1.800%, 6/2/14	100,000	100,231

	Principal Amount	Value (Note 1)

1.750%, 7/14/14	$250,000	$250,137
1.550%, 8/12/14	200,000	200,228
1.750%, 8/18/14	100,000	100,174
1.250%, 10/28/14	200,000	199,278
2.375%, 7/28/15	1,500,000	1,544,298
2.150%, 8/4/15	100,000	101,172
2.000%, 8/5/15	200,000	200,391
2.125%, 8/5/15	100,000	100,185
2.000%, 8/24/15	15,700,000	15,746,032
2.000%, 9/21/15	200,000	202,533
1.875%, 10/15/15	200,000	200,483
1.625%, 10/26/15	1,500,000	1,493,528
1.550%, 10/27/15	200,000	198,491
1.520%, 10/28/15	100,000	98,546
1.650%, 10/29/15	200,000	197,633
1.625%, 11/9/15	100,000	97,846
1.500%, 11/23/15	400,000	393,904
2.000%, 11/30/15	200,000	199,780
2.000%, 3/28/16	100,000	99,662
2.250%, 6/6/16	400,000	399,829
2.150%, 6/28/16	200,000	199,118
2.200%, 7/5/16	200,000	198,233
2.350%, 9/23/16	100,000	100,316
6.000%, 3/9/20	100,000	101,033
Financing Corp. 10.700%, 10/6/17	600,000	876,457
Small Business Administration
Series 2003-10A 1 4.628%, 3/10/13	80,929	84,481
Series 2008-P10B 1 5.944%, 8/10/18	2,008,246	2,191,903
Series P10A 4.504%, 2/1/14	142,865	149,802
Small Business Administration Participation Certificates
4.524%, 2/10/13	24,342	25,359
Series 2004-20A 1 4.930%, 1/1/24	459,496	491,531
Series 2004-20C 4.340%, 3/1/24	2,940,292	3,100,770
Series 2005-20B 4.625%, 2/1/25	275,025	292,343
Series 2008-20A 5.170%, 1/1/28	714,472	777,878
Series 2008-20C 1 5.490%, 3/1/28	2,693,630	2,930,593
Series 2008-20G 5.870%, 7/1/28	2,793,230	3,091,177

		131,571,818

Agency CMO (0.2%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17	3,500,000	3,813,204
5.500%, 1/15/31	276,554	288,175
Federal National Mortgage Association
4.500%, 2/25/17	70,425	70,264
4.500%, 3/25/17	97,854	97,670
5.310%, 8/25/33	2,077,145	2,217,244
6.500%, 7/25/34	216,097	230,653
FHLMC Multifamily Structured Pass Through Certificates
3.974%, 1/25/21 (l)	2,900,000	2,919,925

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)

Government National Mortgage Association
6.500%, 6/20/32		$105,074	$118,733

			9,755,868

Foreign Governments (2.0%)
Australia Government Bond
4.500%, 4/15/20	AUD	19,800,000	20,203,972
Canadian Government Bond
2.375%, 9/10/14		$1,000,000	1,040,571
Council of Europe Development Bank
2.625%, 2/16/16		500,000	515,291
Export-Import Bank of China
5.250%, 7/29/14§		3,700,000	4,033,115
Export-Import Bank of Korea
8.125%, 1/21/14		200,000	228,625
5.875%, 1/14/15		1,500,000	1,644,854
4.125%, 9/9/15		200,000	208,226
4.000%, 1/29/21		1,500,000	1,380,789
Federative Republic of Brazil
6.000%, 1/17/17		1,500,000	1,752,750
8.000%, 1/15/18		1,944,444	2,338,194
4.875%, 1/22/21		1,500,000	1,604,250
Japan Finance Corp.
1.500%, 7/6/12		300,000	301,091
2.125%, 11/5/12		1,975,000	2,006,754
2.500%, 1/21/16		1,000,000	1,009,260
Japan Finance Organization for Municipalities
5.000%, 5/16/17		500,000	565,199
Norwegian Government Bond
6.500%, 5/15/13	NOK	20,400,000	4,051,520
Province of British Columbia
2.850%, 6/15/15		$500,000	524,427
Province of Manitoba
1.375%, 4/28/14		100,000	100,925
4.900%, 12/6/16		500,000	565,380
Province of Nova Scotia
5.125%, 1/26/17		1,000,000	1,137,190
Province of Ontario
3.500%, 7/15/13		1,000,000	1,055,266
1.375%, 1/27/14		2,000,000	2,011,814
4.100%, 6/16/14		600,000	649,872
2.950%, 2/5/15		2,000,000	2,097,254
1.875%, 9/15/15		2,000,000	1,998,296
4.000%, 10/7/19		750,000	779,285
4.400%, 4/14/20		500,000	530,300
Province of Quebec
4.600%, 5/26/15		1,372,000	1,522,898
3.500%, 7/29/20		500,000	495,085
Republic of Chile
5.500%, 1/15/13		300,000	319,350
3.875%, 8/5/20		500,000	503,000
Republic of Hungary
4.750%, 2/3/15		250,000	256,875
6.250%, 1/29/20		500,000	528,000
6.375%, 3/29/21		1,000,000	1,055,000
Republic of Italy 4.500%, 1/21/15		3,699,000	3,936,583
Republic of Korea
5.750%, 4/16/14		1,000,000	1,100,944
7.125%, 4/16/19		500,000	600,258
Republic of Panama
5.200%, 1/30/20		800,000	877,600
9.375%, 4/1/29		298,000	442,530

	Principal Amount	Value (Note 1)

Republic of Peru
8.375%, 5/3/16	$300,000	$369,750
7.125%, 3/30/19	200,000	240,600
Republic of Poland
5.250%, 1/15/14	1,000,000	1,081,300
6.375%, 7/15/19	1,200,000	1,371,000
5.125%, 4/21/21	1,090,000	1,126,788
Republic of South Africa
7.375%, 4/25/12	60,000	63,096
6.500%, 6/2/14	1,480,000	1,659,820
6.875%, 5/27/19	500,000	596,250
5.500%, 3/9/20	1,000,000	1,092,500
State of Israel 5.500%, 11/9/16	1,056,000	1,182,982
United Mexican States
6.625%, 3/3/15	2,170,000	2,519,370
5.625%, 1/15/17	590,000	670,535
8.125%, 12/30/19	2,356,000	3,274,840
5.125%, 1/15/20	345,000	372,600
6.750%, 9/27/34	532,000	618,450

		82,212,474

Municipal Bonds (2.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	4,100,000	4,406,885
California State University
5.000%, 11/1/30	300,000	295,956
Chabot-Las Positas California Community College District Financing Corp.
(Zero Coupon), 8/1/22	6,230,000	3,384,074
City of Chicago, Illinois 4.750%, 1/1/36	400,000	359,636
City of New York, New York 6.246%, 6/1/35	5,400,000	5,548,554
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	400,000	418,568
Los Angeles County, California Public Works Financing Authority
5.591%, 8/1/20	3,700,000	3,678,207
5.841%, 8/1/21	400,000	396,612
6.091%, 8/1/22	1,400,000	1,393,070
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,153,889
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,549,245
4.500%, 7/1/24	1,300,000	1,310,855
4.500%, 7/1/25	1,700,000	1,684,326
4.500%, 1/1/28	1,500,000	1,418,445
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	163,078
Metropolitan Washington Airports Authority
7.462%, 10/1/46	13,000,000	12,844,780
New Jersey Economic Development Authority
1.247%, 6/15/13 (l)	3,000,000	2,996,730
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,207,040
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	4,400,000	4,582,248
New York City Municipal Water Finance Authority
6.124%, 6/15/42	500,000	507,520
5.375%, 6/15/43	635,000	671,328
5.500%, 6/15/43	750,000	800,610

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

New York City Transitional Finance Authority
4.075%, 11/1/20	$800,000	$826,464
4.325%, 11/1/21	1,300,000	1,349,699
4.525%, 11/1/22	1,800,000	1,888,488
5.267%, 5/1/27	5,000,000	5,178,250
5.008%, 8/1/27	2,100,000	2,082,759
Northern California Power Agency
7.311%, 6/1/40	2,075,000	2,157,626
Puerto Rico Sales Tax Financing Corp.
(Zero Coupon), 8/1/54	1,100,000	58,003
San Diego County Regional Airport Authority
6.628%, 7/1/40	700,000	701,603
State of California
4.850%, 10/1/14	250,000	266,540
5.450%, 4/1/15	1,810,000	1,968,882
3.950%, 11/1/15	500,000	520,655
5.950%, 4/1/16	35,000	38,934
5.750%, 3/1/17	100,000	108,934
6.200%, 3/1/19	100,000	109,172
6.200%, 10/1/19	500,000	548,755
4.500%, 8/1/28	1,200,000	1,125,828
7.550%, 4/1/39	3,000,000	3,433,080
State of Illinois
3.321%, 1/1/13	100,000	101,807
4.071%, 1/1/14	100,000	103,348
4.421%, 1/1/15	100,000	102,272
4.961%, 3/1/16	800,000	827,040
5.665%, 3/1/18	600,000	622,392
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,000,000	1,034,950
State of Iowa 6.750%, 6/1/34	1,800,000	1,934,748
State of Texas
4.631%, 4/1/33	3,000,000	2,817,300
4.750%, 4/1/37	300,000	301,524
Tennessee State School Bond Authority
4.848%, 9/15/27	4,100,000	4,009,185
University of California Medical Center
5.235%, 5/15/22	1,500,000	1,473,435
5.435%, 5/15/23	1,975,000	1,944,921

		88,408,250

Supranational (1.6%)
African Development Bank
1.750%, 10/1/12	375,000	380,724
3.000%, 5/27/14	200,000	211,020
2.500%, 3/15/16	1,000,000	1,028,650
Asian Development Bank
1.625%, 7/15/13	1,500,000	1,528,002
2.750%, 5/21/14	1,000,000	1,046,852
0.875%, 6/10/14	215,000	214,226
2.625%, 2/9/15	1,000,000	1,045,750
2.500%, 3/15/16	1,000,000	1,029,646
Corp. Andina de Fomento
3.750%, 1/15/16	1,000,000	1,013,844
8.125%, 6/4/19	475,000	579,386
Eksportfinans ASA
2.000%, 9/15/15	5,355,000	5,340,600
5.500%, 5/25/16	1,675,000	1,914,088
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	421,952
2.500%, 3/15/16	1,000,000	1,029,104

	Principal Amount	Value (Note 1)

European Investment Bank
1.750%, 9/14/12	$1,500,000	$1,522,278
1.875%, 6/17/13	5,000,000	5,113,565
4.625%, 5/15/14	4,320,000	4,746,328
3.125%, 6/4/14	500,000	528,849
1.375%, 10/20/15	3,000,000	2,967,924
4.875%, 2/16/16	1,334,000	1,504,180
2.250%, 3/15/16	1,000,000	1,013,960
2.500%, 5/16/16	2,000,000	2,047,304
4.875%, 1/17/17	500,000	566,572
2.875%, 9/15/20	500,000	480,734
4.000%, 2/16/21	1,000,000	1,040,646
Export Development Canada
1.750%, 9/24/12	500,000	508,830
2.250%, 5/28/15	1,150,000	1,185,153
Inter-American Development Bank
1.750%, 10/22/12	2,000,000	2,033,604
3.000%, 4/22/14	2,000,000	2,116,360
4.250%, 9/10/18	2,368,000	2,609,709
International Bank for Reconstruction & Development
3.625%, 5/21/13	1,000,000	1,057,652
3.500%, 10/8/13	1,000,000	1,065,017
2.375%, 5/26/15	2,800,000	2,892,616
2.125%, 3/15/16	1,500,000	1,521,919
International Finance Corp.
3.500%, 5/15/13	475,000	501,794
3.000%, 4/22/14	1,510,000	1,596,202
2.125%, 11/17/17	500,000	491,001
Kommunalbanken A/S
1.750%, 10/5/15§	1,600,000	1,595,621
Korea Development Bank
8.000%, 1/23/14	500,000	569,103
3.250%, 3/9/16	1,100,000	1,096,799
Nordic Investment Bank
1.625%, 1/28/13	500,000	508,358
2.500%, 7/15/15	1,000,000	1,038,321
5.000%, 2/1/17	300,000	342,820
Svensk Exportkredit AB
3.250%, 9/16/14	575,000	609,223
1.750%, 10/20/15	1,000,000	992,737

		62,649,023

U.S. Government Agencies (14.4%)
Federal Farm Credit Bank
1.875%, 12/7/12	300,000	306,316
5.125%, 8/25/16	685,000	786,583
4.875%, 1/17/17	840,000	955,985
Federal Home Loan Bank
1.625%, 11/21/12	5,000,000	5,085,205
3.375%, 2/27/13	500,000	524,125
3.625%, 5/29/13	1,000,000	1,059,340
5.125%, 8/14/13	1,500,000	1,644,987
4.000%, 9/6/13	1,000,000	1,072,437
3.625%, 10/18/13	3,500,000	3,735,599
5.250%, 6/18/14	1,000,000	1,127,070
5.500%, 8/13/14	3,500,000	3,989,283
5.375%, 5/18/16	2,000,000	2,319,804
4.750%, 12/16/16	1,500,000	1,702,036
5.250%, 6/5/17	1,350,000	1,559,138
5.000%, 11/17/17	2,740,000	3,147,463
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	2,450,000	2,721,948

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Federal Home Loan Mortgage Corp.
5.500%, 8/20/12	$3,000,000	$3,175,020
2.125%, 9/21/12	2,000,000	2,042,954
4.125%, 12/21/12	2,000,000	2,108,426
4.875%, 11/15/13	5,440,000	5,981,552
6.000%, 1/1/14	5,975	6,498
2.500%, 1/7/14	2,000,000	2,087,956
5.500%, 2/1/14	18,352	19,851
6.000%, 7/1/14	4,145	4,508
3.000%, 7/28/14	2,900,000	3,069,108
4.500%, 1/15/15	2,710,000	3,009,065
4.750%, 11/17/15	2,928,000	3,295,438
5.125%, 10/18/16	2,000,000	2,290,376
6.000%, 2/1/17	97,631	106,181
6.000%, 3/1/17	4,582	4,983
6.500%, 3/1/17	38,434	42,106
6.000%, 4/1/17	75,383	81,985
6.000%, 5/1/17	1,408	1,531
6.000%, 7/1/17	13,088	14,234
6.000%, 8/1/17	38,574	41,953
5.500%, 11/1/17	37,788	40,873
4.875%, 6/13/18	4,000,000	4,546,324
3.750%, 3/27/19	1,500,000	1,587,190
4.000%, 5/1/26	8,076,077	8,452,750
2.513%, 11/1/31 (l)	13,903	14,550
2.492%, 4/1/36 (l)	422,330	441,632
4.500%, 2/1/41	2,868,766	2,972,871
4.500%, 3/1/41	915,105	948,313
4.500%, 4/1/41	5,878,097	6,091,407
5.000%, 6/1/41	5,120,000	5,449,528
5.000%, 7/15/41 TBA	1,700,000	1,803,328
5.500%, 7/15/41 TBA	100,000	108,016
Federal National Mortgage Association
4.750%, 11/19/12	3,500,000	3,710,574
4.625%, 5/1/13	1,695,000	1,809,368
4.625%, 10/15/13	3,790,000	4,133,014
5.125%, 1/2/14	607,000	666,121
2.750%, 2/5/14	1,500,000	1,577,256
2.750%, 3/13/14	3,000,000	3,155,835
2.500%, 5/15/14	5,000,000	5,219,430
3.000%, 7/28/14	500,000	500,851
3.000%, 9/16/14	1,000,000	1,061,633
3.000%, 9/29/14	500,000	503,084
2.625%, 11/20/14	500,000	524,354
7.000%, 4/1/15	17,497	18,623
4.375%, 10/15/15	2,028,000	2,247,351
5.000%, 3/15/16	3,000,000	3,418,839
7.000%, 4/1/16	27,558	29,798
4.875%, 12/15/16	2,050,000	2,325,907
5.500%, 2/1/17	52,395	56,779
5.500%, 6/1/17	16,531	17,914
5.375%, 6/12/17	5,000,000	5,819,375
(Zero Coupon), 10/9/19	905,000	633,527
4.500%, 12/1/20	10,185,529	10,893,741
4.000%, 4/1/23	36,252	38,005
4.773%, 2/1/24 (l)	1,941	2,094
5.023%, 6/1/24 (l)	1,026	1,068
4.000%, 1/1/26	5,123,241	5,370,998
4.000%, 2/1/26	3,186,344	3,340,434
4.000%, 3/1/26	1,464,516	1,527,101
4.000%, 4/1/26	1,894,151	1,985,751
4.000%, 6/1/26	5,052,491	5,270,656

	Principal Amount	Value (Note 1)

2.494%, 1/1/28 (l)	$115,729	$120,366
2.734%, 3/1/33 (l)	137,456	142,621
5.500%, 5/1/33	1,213,514	1,319,981
5.500%, 6/1/33	6,889,223	7,493,644
6.000%, 2/1/34	555,129	616,540
6.000%, 8/1/34	326,926	363,042
5.500%, 2/1/35	1,727,839	1,878,620
6.000%, 4/1/35	5,151,560	5,702,371
5.500%, 8/1/35	1,170,648	1,272,623
5.500%, 12/1/35	1,166,306	1,267,902
2.510%, 1/1/36 (l)	2,089,833	2,190,193
5.500%, 6/1/38	2	2
5.000%, 3/1/40	966,400	1,032,311
5.000%, 5/1/40	2,600,000	2,777,328
4.000%, 8/1/40	1,769,708	1,773,317
4.000%, 9/1/40	1,212,371	1,214,313
5.000%, 9/1/40	2,294,280	2,450,757
4.000%, 10/1/40	6,464,232	6,474,869
4.500%, 10/1/40	867,247	902,682
4.000%, 11/1/40	13,300,598	13,321,900
2.538%, 12/1/40 (l)	66,667	69,595
3.500%, 12/1/40	5,941,209	5,692,421
4.000%, 12/1/40	52,444,646	52,528,641
4.500%, 12/1/40	292,869	304,836
4.000%, 1/1/41	39,222,713	39,283,504
4.500%, 1/1/41	257,970	267,705
4.000%, 2/1/41	56,670,580	56,752,857
4.500%, 2/1/41	1,799,418	1,864,551
4.500%, 3/1/41	19,089,863	19,798,542
5.000%, 3/1/41	1,614,901	1,716,463
4.500%, 4/1/41	20,869,571	21,654,263
5.000%, 4/1/41	3,264,216	3,469,505
4.500%, 5/1/41	1,197,993	1,245,070
4.500%, 6/1/41	9,140,000	9,497,767
5.000%, 6/1/41	7,463,074	7,945,517
3.500%, 7/25/26 TBA	1,300,000	1,323,562
5.000%, 7/25/26 TBA	5,200,000	5,579,844
5.500%, 7/25/26 TBA	4,800,000	5,202,750
3.500%, 7/25/41 TBA	22,900,000	21,903,493
4.000%, 7/25/41 TBA	52,100,000	52,100,000
4.500%, 7/25/41 TBA	18,000,000	18,622,969
5.000%, 7/25/41 TBA	9,900,000	10,517,204
5.500%, 7/25/41 TBA	14,200,000	15,359,296
6.000%, 7/25/41 TBA	10,800,000	11,868,187
6.500%, 7/25/41 TBA	6,900,000	7,812,094
Government National Mortgage Association
2.625%, 7/20/27 (l)	6,000	6,179
5.500%, 4/15/33	19,461	21,546
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	61,051
0.000%, 10/15/18 STRIPS	75,000	60,230

		582,282,331

U.S. Treasuries (31.1%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,692,274
9.250%, 2/15/16	3,684,000	4,952,678
7.250%, 5/15/16	2,734,000	3,451,675
7.500%, 11/15/16	4,695,000	6,056,916
8.875%, 8/15/17	4,107,000	5,707,124
3.625%, 2/15/20	23,000,000	24,331,493
8.500%, 2/15/20	5,627,000	8,085,296

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

7.875%, 2/15/21	$2,000,000	$2,805,156
4.750%, 2/15/41	3,005,000	3,194,222
4.375%, 5/15/41#	37,875,000	37,815,915
U.S. Treasury Notes
0.625%, 7/31/12	5,000,000	5,020,500
4.625%, 7/31/12	5,000,000	5,236,135
1.750%, 8/15/12	25,000,000	25,417,975
0.375%, 8/31/12	5,000,000	5,006,640
4.125%, 8/31/12	5,420,000	5,663,477
1.375%, 9/15/12	10,000,000	10,131,250
0.375%, 9/30/12	20,000,000	20,022,660
4.250%, 9/30/12	1,000,000	1,049,375
1.375%, 10/15/12	19,000,000	19,261,250
0.375%, 10/31/12	5,000,000	5,004,885
1.375%, 11/15/12	20,000,000	20,288,280
4.000%, 11/15/12	7,000,000	7,351,638
1.125%, 12/15/12	2,000,000	2,022,578
0.625%, 12/31/12	22,000,000	22,090,244
3.625%, 12/31/12	9,780,000	10,257,156
1.375%, 1/15/13	15,000,000	15,232,035
0.625%, 1/31/13	17,000,000	17,067,065
1.375%, 2/15/13	7,000,000	7,111,286
2.750%, 2/28/13	12,000,000	12,468,276
1.375%, 3/15/13	7,000,000	7,114,870
1.750%, 4/15/13	7,000,000	7,164,640
0.625%, 4/30/13	10,000,000	10,035,900
3.125%, 4/30/13	6,487,000	6,805,525
1.375%, 5/15/13	6,000,000	6,104,520
0.500%, 5/31/13	10,000,000	10,010,550
3.500%, 5/31/13	3,000,000	3,173,790
0.375%, 6/30/13	5,000,000	4,991,800
3.375%, 6/30/13	16,490,000	17,448,481
1.000%, 7/15/13	8,000,000	8,085,040
3.375%, 7/31/13	5,563,000	5,898,955
0.750%, 8/15/13	15,000,000	15,079,680
4.250%, 8/15/13	8,000,000	8,635,000
3.125%, 9/30/13	10,000,000	10,578,120
0.500%, 10/15/13	12,000,000	11,981,256
2.750%, 10/31/13	8,848,000	9,290,400
0.500%, 11/15/13	5,000,000	4,987,890
4.250%, 11/15/13	5,000,000	5,427,735
2.000%, 11/30/13	1,139,000	1,176,907
1.500%, 12/31/13	7,782,000	7,949,188
1.750%, 1/31/14	4,000,000	4,110,936
1.250%, 2/15/14	20,000,000	20,293,760
4.000%, 2/15/14	2,000,000	2,172,500
1.875%, 2/28/14	1,500,000	1,546,758
1.750%, 3/31/14	5,000,000	5,139,060
1.250%, 4/15/14	2,000,000	2,028,124
1.875%, 4/30/14	5,000,000	5,156,250
1.000%, 5/15/14	5,000,000	5,033,200
4.750%, 5/15/14	11,000,000	12,246,949
2.250%, 5/31/14	5,000,000	5,212,110
2.625%, 6/30/14	8,000,000	8,429,376
2.625%, 7/31/14	5,000,000	5,270,705
4.250%, 8/15/14	8,000,000	8,841,872
2.375%, 8/31/14	17,500,000	18,310,740
2.375%, 9/30/14	6,000,000	6,279,372
2.375%, 10/31/14	16,000,000	16,733,744
4.250%, 11/15/14	4,000,000	4,430,312
2.625%, 12/31/14	10,000,000	10,540,620
2.250%, 1/31/15	15,000,000	15,608,205

	Principal Amount	Value (Note 1)

4.000%, 2/15/15	$4,082,000	$4,499,131
4.125%, 5/15/15	9,000,000	9,986,481
2.125%, 5/31/15	20,000,000	20,675,000
1.875%, 6/30/15	10,500,000	10,746,099
1.750%, 7/31/15	5,000,000	5,084,750
1.250%, 8/31/15	5,000,000	4,977,735
1.250%, 9/30/15	14,000,000	13,909,224
1.250%, 10/31/15	5,000,000	4,957,810
4.500%, 11/15/15	12,000,000	13,546,872
1.375%, 11/30/15	10,000,000	9,950,780
2.625%, 2/29/16	19,000,000	19,884,678
2.375%, 3/31/16	6,000,000	6,207,654
2.000%, 4/30/16	5,000,000	5,075,800
2.625%, 4/30/16	2,500,000	2,612,305
5.125%, 5/15/16	4,087,000	4,749,862
1.750%, 5/31/16	5,000,000	5,007,800
3.250%, 5/31/16	8,000,000	8,590,000
1.500%, 6/30/16	68,050,000	67,220,471
3.250%, 6/30/16	2,000,000	2,145,782
4.875%, 8/15/16	10,810,000	12,461,898
3.000%, 8/31/16	13,000,000	13,763,750
3.000%, 9/30/16	5,000,000	5,287,890
3.125%, 10/31/16	5,000,000	5,314,845
2.750%, 11/30/16	7,500,000	7,819,335
3.250%, 12/31/16	9,000,000	9,601,173
3.125%, 1/31/17	15,000,000	15,904,680
4.625%, 2/15/17	5,458,000	6,227,665
3.000%, 2/28/17	5,000,000	5,260,940
3.125%, 4/30/17	5,000,000	5,287,110
4.500%, 5/15/17	3,500,000	3,971,408
2.750%, 5/31/17	6,000,000	6,208,596
2.500%, 6/30/17	11,000,000	11,213,125
2.375%, 7/31/17	3,000,000	3,031,875
4.750%, 8/15/17	3,186,000	3,664,397
1.875%, 8/31/17	5,500,000	5,390,000
1.875%, 9/30/17	11,000,000	10,755,074
1.875%, 10/31/17	5,000,000	4,879,295
4.250%, 11/15/17	6,150,000	6,893,769
2.250%, 11/30/17	10,000,000	9,971,090
2.750%, 12/31/17	5,000,000	5,133,595
3.500%, 2/15/18	4,000,000	4,291,564
2.750%, 2/28/18	12,000,000	12,287,808
2.625%, 4/30/18	3,000,000	3,037,500
3.875%, 5/15/18	7,432,000	8,140,946
2.375%, 5/31/18	14,130,000	14,054,970
2.375%, 6/30/18	7,100,000	7,046,750
4.000%, 8/15/18	6,500,000	7,163,202
3.750%, 11/15/18	8,000,000	8,666,248
2.750%, 2/15/19	14,000,000	14,134,526
3.125%, 5/15/19	13,000,000	13,422,500
3.625%, 8/15/19	14,000,000	14,916,566
3.375%, 11/15/19	11,500,000	11,988,750
3.500%, 5/15/20	34,700,000	36,226,106
2.625%, 8/15/20	17,000,000	16,455,473
2.625%, 11/15/20	5,000,000	4,815,625
3.625%, 2/15/21	13,000,000	13,555,542
3.125%, 5/15/21	55,845,000	55,688,076

		1,258,882,190

Total Government Securities		2,215,761,954

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Time Deposit (0.3%)
Financials (0.3%)
Certificates of Deposit (0.3%)
Banco do Brasil S.A.
2.270%, 2/14/14 (p)	$10,600,000	$10,587,280

Total Financials		10,587,280

Total Time Deposits		10,587,280

Total Long-Term Debt Securities (102.0%) (Cost $4,043,218,865)		4,125,183,343

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co. 7.500%	5,000	5,300,000

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		5,300,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Itau Unibanco Holding S.A.
3.06%, 2/6/12 (p)	$15,400,000	15,266,944

Government Securities (0.7%)
U.S. Treasury Bills
0.01%, 8/25/11 (p)	1,900,000	1,899,957
0.01%, 9/8/11 (p)	5,000,000	4,999,855
0.02%, 9/15/11 (p)	7,000,000	6,999,706
0.02%, 9/22/11 (p)	7,500,000	7,499,565
0.02%, 9/29/11 (p)	2,100,000	2,099,895
0.03%, 10/6/11 (p)	200,000	199,981
0.03%, 10/13/11 (p)	6,900,000	6,899,365

Total Government Securities		30,598,324

Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 7/1/11	50,975,671	50,975,671

Total Short-Term Investments (2.4%) (Cost $96,820,966)		96,840,939

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Option Purchased (0.0%)
10 Year U.S. Treasury Notes
August 2011 @ $121.50*	90	170,156

Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
August 2011 @ $121.50*	90	95,625

	Number of Contracts	Value (Note 1)

5 Year U.S. Treasury Notes
August 2011 @ $117.00*	155	$49,649
Eurodollars 1 Year Mid Curve
September 2011 @ $98.25*	292	5,475

		150,749

Total Options Purchased (0.0%) (Cost $555,348)		320,905

Total Investments Before Options Written and Securities Sold Short (104.5%) (Cost $4,145,595,179)		4,227,645,187

OPTIONS WRITTEN:
Call Options Written (-0.1%)
10 Year U.S. Treasury Notes
August 2011 @ $124.50*	(2,456)	(1,343,125)
U.S. Long Bond Future
September 2011 @ $124.00*	(54)	(89,438)

		(1,432,563)

Put Options Written (0.0%)
Eurodollars 1 Year Mid Curve
September 2011 @ $97.75*(b)	(292)	(1,825)
U.S. Long Bond Future
September 2011 @ $124.00*	(54)	(141,750)

		(143,575)

Total Options Written (-0.1%) (Premiums Received $1,915,782)		(1,576,138)

Total Investments Before Securities Sold Short (104.4%) (Cost $4,143,679,397)		4,226,069,049

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.1%)
Federal Home Loan Mortgage Corp.
4.000%, 7/25/26 TBA	$(8,000,000)	(8,324,375)
4.500%, 7/15/41 TBA	(9,600,000)	(9,917,251)
Federal National Mortgage Association
4.000%, 7/25/26 TBA	(13,500,000)	(14,057,929)
4.500%, 7/25/26 TBA	(10,100,000)	(10,707,578)
4.500%, 7/25/41 TBA	(2,600,000)	(2,689,984)

Total Securities Sold Short (-1.1%) (Proceeds Received $45,799,305)		(45,697,117)

Total Investments after Options Written and Securities Sold Short (103.3%) (Cost $4,097,880,092)		4,180,371,932
Other Assets Less Liabilities (-3.3%)		(133,680,041)

Net Assets (100%)		$4,046,691,891

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

*	Non-income producing.
†	Securities (totalling $2,499,084 or 0.1% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $507,995,735 or 12.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $801,747.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.

Glossary:
ABS	—	Asset-Backed Security
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
NOK	—	Norwegian Krone
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—	Security is subject to delayed delivery.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	192	September-11	$22,986,152	$22,885,500	$(100,652)
90 Day Eurodollar	4	September-11	993,611	996,550	2,939
90 Day Eurodollar	3	March-12	741,534	746,363	4,829
90 Day Eurodollar	3	June-12	739,546	745,388	5,842
90 Day Eurodollar	3	September-12	737,521	743,850	6,329
90 Day Eurodollar	3	December-12	742,409	741,975	(434)
90 Day Eurodollar	2	March-13	489,055	493,400	4,345
90 Day Eurodollar	602	June-13	148,093,513	148,114,575	21,062
90 Day Eurodollar	1,191	September-13	292,551,376	292,256,512	(294,864)
90 Day Eurodollar	1,375	December-13	337,799,496	336,479,687	(1,319,809)
90 Day Eurodollar	1,947	March-14	477,041,564	475,214,025	(1,827,539)
90 Day Eurodollar	1,564	June-14	381,818,927	380,716,700	(1,102,227)
90 Day Sterling	838	March-12	166,217,508	166,353,268	135,760
90 Day Sterling	431	March-13	84,901,880	84,910,281	8,401
U.S. Long Bond	94	September-11	11,835,975	11,564,938	(271,037)

					$(4,727,055)

Sales
10 Year U.S. Treasury Notes	442	September-11	$54,352,124	$54,069,031	$283,093
2 Year U.S. Treasury Notes	277	September-11	60,737,437	60,758,219	(20,782)
90 Day Eurodollar	95	December-11	23,520,472	23,650,250	(129,778)
U.S. Ultra Bond	76	September-11	9,754,474	9,595,000	159,474

					$292,007

					$(4,435,048)

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	56,919	$8,813,146	$8,600,000	$213,146
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Citibank N.A.	30,970	4,795,282	4,750,000	45,282
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	44,662	6,915,301	6,850,000	65,301

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	35,018	$5,437,554	$5,452,040	$(14,486)
European Union Euro vs. U.S. Dollar, expiring 7/18/11	Citibank N.A.	12,300	17,830,449	17,666,635	163,814
European Union Euro vs. U.S. Dollar, expiring 7/18/11	Citibank N.A.	3,579	5,188,226	5,140,560	47,666
European Union Euro vs. U.S. Dollar, expiring 7/18/11	HSBC Bank plc	2,707	3,924,148	3,897,809	26,339
European Union Euro vs. U.S. Dollar, expiring 7/18/11	JPMorgan Chase Bank	2,177	3,155,844	3,075,559	80,285
Japanese Yen vs. U.S. Dollar, expiring 7/14/11	JPMorgan Chase Bank	200,000	2,484,429	2,479,052	5,377
Korean Won vs. U.S. Dollar, expiring 8/12/11	Citibank N.A.	6,275,050	5,863,187	5,580,303	282,884
Korean Won vs. U.S. Dollar, expiring 8/12/11	Goldman Sachs & Co.	16,331,380	15,259,470	14,950,000	309,470
Korean Won vs. U.S. Dollar, expiring 8/12/11	JPMorgan Chase Bank	10,850,579	10,138,401	9,880,780	257,621
Mexican Peso vs. U.S. Dollar, expiring 7/7/11	HSBC Bank plc	1,440	122,929	115,954	6,975
Mexican Peso vs. U.S. Dollar, expiring 11/18/11	Morgan Stanley	1,440	121,385	122,720	(1,335)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Citibank N.A.	24,283	4,491,141	4,585,202	(94,061)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Credit Suisse First Boston	1,325	245,060	239,784	5,276
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	157,890	29,201,751	29,809,126	(607,375)
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Barclays Bank plc	2,400	1,953,952	1,877,090	76,862
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	2,500	2,035,367	1,956,848	78,519
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	3,000	2,442,440	2,343,933	98,507
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	8,595	6,997,655	6,749,815	247,840
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	2,800	2,279,610	2,188,996	90,614
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	1,100	895,561	858,778	36,783
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	JPMorgan Chase Bank	216,372	7,566,007	7,600,000	(33,993)

					$1,387,311

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/29/11	Bank of America	18,985	$19,780,471	$20,298,572	$(518,101)
British Pound vs. U.S. Dollar, expiring 9/13/11	Citibank N.A.	80	130,942	128,287	2,655
British Pound vs. U.S. Dollar, expiring 9/13/11	JPMorgan Chase Bank	80	130,955	128,287	2,668
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	132,551	20,392,477	20,523,729	(131,252)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	HSBC Bank plc	35,018	5,404,916	5,437,553	(32,637)
Danish Krone vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	2,839	563,430	551,505	11,925
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	140,351	24,543,305	27,156,892	(2,613,587)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	50,260	8,768,384	9,724,853	(956,469)
European Union Euro vs. U.S. Dollar, expiring 7/18/11	Credit Suisse First Boston	20,377	29,388,728	29,539,110	(150,382)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/18/11	JPMorgan Chase Bank	22,202	$32,449,666	$32,184,685	$264,981
Japanese Yen vs. U.S. Dollar, expiring 7/14/11	Citibank N.A.	200,655	2,371,437	2,492,566	(121,129)
Korean Won vs. U.S. Dollar, expiring 8/12/11	Goldman Sachs & Co.	16,916,205	15,450,000	15,805,910	(355,910)
Mexican Peso vs. U.S. Dollar, expiring 7/7/11	Morgan Stanley	1,440	124,418	122,929	1,489
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Barclays Bank plc	2	374	370	4
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Barclays Bank plc	4,800	885,435	887,760	(2,325)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Citibank N.A.	22,353	4,128,739	4,134,187	(5,448)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Citibank N.A.	95,407	17,622,269	17,645,523	(23,254)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Credit Suisse First Boston	1,326	239,727	245,244	(5,517)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	80,760	14,977,467	14,936,561	40,906
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Goldman Sachs & Co.	20,396	16,190,000	16,605,466	(415,466)
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	Barclays Bank plc	210,382	7,400,000	7,356,551	43,449

					$(4,963,400)

					$(3,576,089)

Options Written:

Options written through the period ended June 30, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2011	1,524	$927,688
Options Written	8,518	4,217,703
Options Terminated in Closing Purchase Transactions	(6,656)	(3,008,434)
Options Expired	(530)	(221,175)
Options Exercised	—	—

Options Outstanding - June 30, 2011	2,856	$1,915,782

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$85,305,497	$2,499,084	$87,804,581
Non-Agency CMO	—	176,892,818	—	176,892,818
Convertible Preferred Stocks
Financials	5,300,000	—	—	5,300,000
Corporate Bonds
Consumer Discretionary	—	72,122,211	—	72,122,211
Consumer Staples	—	66,930,651	—	66,930,651
Energy	—	124,059,514	—	124,059,514
Financials	—	996,507,745	—	996,507,745
Health Care	—	70,043,856	—	70,043,856
Industrials	—	45,783,439	—	45,783,439
Information Technology	—	30,576,213	—	30,576,213
Materials	—	77,462,280	—	77,462,280
Telecommunication Services	—	68,305,456	—	68,305,456
Utilities	—	82,345,345	—	82,345,345
Forward Currency Contracts	—	2,506,638	—	2,506,638
Futures	632,074	—	—	632,074
Government Securities
Agency ABS	—	131,571,818	—	131,571,818
Agency CMO	—	9,755,868	—	9,755,868
Foreign Governments	—	82,212,474	—	82,212,474
Municipal Bonds	—	88,408,250	—	88,408,250
Supranational	—	62,649,023	—	62,649,023
U.S. Government Agencies	—	582,282,331	—	582,282,331
U.S. Treasuries	—	1,258,882,190	—	1,258,882,190
Options Purchased
Call Options Purchased	170,156	—	—	170,156
Put Options Purchased	150,749	—	—	150,749
Short-Term Investments	—	96,840,939	—	96,840,939
Time Deposits
Certificates of Deposit	—	10,587,280	—	10,587,280

Total Assets	$6,252,979	$4,222,031,836	$2,499,084	$4,230,783,899

Liabilities:
Forward Currency Contracts	—	(6,082,727)	—	(6,082,727)
Futures	(5,067,122)	—	—	(5,067,122)
Government Securities
U.S. Government Agencies	—	(45,697,117)	—	(45,697,117)
Options Written
Call Options Written	(1,432,563)	—	—	(1,432,563)
Put Options Written	(143,575)	—	—	(143,575)

Total Liabilities	$(6,643,260)	$(51,779,844)	$—	$(58,423,104)

Total	$(390,281)	$4,170,251,992	$2,499,084	$4,172,360,795

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt Securities-Asset-Backed Securities	Investments in Corporate Bonds- Financials

Balance as of 12/31/10	$28,275,422	$1,420,000
Total gains or losses (realized/unrealized) included in earnings	20,640	—
Purchases	2,477,468	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	976	—
Transfers out of Level 3	(28,275,422)	(1,420,000)

Balance as of 6/30/11	$2,499,084	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$20,640	$—
Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$952,979	*
Foreign exchange contracts	Receivables	2,506,638
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,459,617

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(6,643,260	)*
Foreign exchange contracts	Payables	(6,082,727)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(12,725,987)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30,2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$741,225	$6,730,894	$—	$—	$7,472,119
Foreign exchange contracts	—	—	(690,765)	—	(690,765)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$741,225	$6,730,894	$(690,765)	$—	$6,781,354

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(191,549)	$(3,828,572)	$—	$—	$(4,020,121)
Foreign exchange contracts	—	—	(5,372,457)	—	(5,372,457)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(191,549)	$(3,828,572)	$(5,372,457)	$—	$(9,392,578)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $336,174,000, futures contracts and option contracts with an average notional balance of approximately $951,361,000 and $1,176,000, respectively, during the year six months June 30, 2011.

^ This Portfolio held options, forward foreign currency and futures contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,380,401,327
Long-term U.S. Treasury securities	4.457,649,144

$8,838,050,471

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,969,564,039
Long-term U.S. Treasury securities	4,323,288,961

$9,292,853,000

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,988,860
Aggregate gross unrealized depreciation	(27,646,467)

Net unrealized appreciation	$77,342,393

Federal income tax cost of investments	$4,150,302,794

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $4,145,595,179)	$4,227,645,187
Cash	3,142,948
Foreign cash (Cost $529,186)	532,892
Receivable for forward commitments	121,538,582
Receivable for securities sold	116,267,410
Dividends, interest and other receivables	31,427,360
Unrealized appreciation of forward foreign currency contracts	2,506,638
Receivable from Separate Accounts for Trust shares sold	1,082,967
Other assets	22,100

Total assets	4,504,166,084

LIABILITIES
Payable for forward commitments	228,974,808
Payable for securities purchased	165,707,368
Securities sold short, at value (Proceeds received $45,799,305)	45,697,117
Unrealized depreciation of forward foreign currency contracts	6,082,727
Due to broker for futures variation margin	2,658,895
Payable to Separate Accounts for Trust shares redeemed	2,277,910
Investment management fees payable	1,735,303
Options written, at value (Premiums received $1,915,782)	1,576,138
Payable for return of cash collateral on forward contracts	1,078,653
Administrative fees payable	520,014
Distribution fees payable - Class B	290,236
Payable for return of cash collateral on forward commitments	109,437
Trustees’ fees payable	44,576
Accrued expenses	721,011

Total liabilities	457,474,193

NET ASSETS	$4,046,691,891

Net assets were comprised of:
Paid in capital	$3,929,295,738
Accumulated undistributed net investment income (loss)	138,164
Accumulated undistributed net realized gains (losses) on investments, securities sold short, options written, futures and foreign currency transactions	42,737,511
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	74,520,478

Net assets	$4,046,691,891

Class A
Net asset value, offering and redemption price per share, $2,627,276,134 / 247,853,278 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.60

Class B
Net asset value, offering and redemption price per share, $1,419,415,757 / 133,681,449 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest (net of $13,923 foreign withholding tax)	$65,567,230
Dividends	187,500

Total income	65,754,730

EXPENSES
Investment management fees	10,509,035
Administrative fees	3,068,985
Distribution fees - Class B	1,698,081
Printing and mailing expenses	159,811
Custodian fees	99,200
Professional fees	51,959
Trustees’ fees	34,740
Miscellaneous	100,642

Total expenses	15,722,453

NET INVESTMENT INCOME (LOSS)	50,032,277

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	51,402,909
Foreign currency transactions	2,111,746
Futures	6,730,894
Options written	976,809
Securities sold short	(6,034,422)

Net realized gain (loss)	55,187,936

Change in unrealized appreciation (depreciation) on:
Securities	(1,505,917)
Foreign currency translations	(4,678,240)
Options written	42,894
Futures	(3,828,572)
Securities sold short	479,637

Net change in unrealized appreciation (depreciation)	(9,490,198)

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,697,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,730,015

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$50,032,277	$114,548,882
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	55,187,936	98,115,784
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	(9,490,198)	46,465,677

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	95,730,015	259,130,343

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(34,706,041)	(86,210,918)
Class B	(15,605,582)	(38,444,541)

	(50,311,623)	(124,655,459)

Distributions from net realized capital gains
Class A	—	(37,431,995)
Class B	—	(18,214,843)

	—	(55,646,838)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(50,311,623)	(180,302,297)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 9,219,065 and 40,962,423 shares, respectively ]	97,045,850	437,734,612
Capital shares issued in reinvestment of dividends and distributions [ 3,303,020 and 11,737,468 shares, respectively ]	34,706,041	123,642,913
Capital shares repurchased [ (34,291,818) and (55,370,584) shares, respectively ]	(361,135,918)	(585,094,117)

Total Class A transactions	(229,384,027)	(23,716,592)

Class B
Capital shares sold [ 16,098,302 and 45,333,902 shares, respectively ]	170,178,606	482,184,025
Capital shares issued in reinvestment of dividends and distributions [ 1,482,319 and 5,366,771 shares, respectively ]	15,605,582	56,659,384
Capital shares repurchased [ (16,182,248) and (40,161,741) shares, respectively ]	(170,133,538)	(427,501,392)

Total Class B transactions	15,650,650	111,342,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(213,733,377)	87,625,425

TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,314,985)	166,453,471
NET ASSETS:
Beginning of period	4,215,006,876	4,048,553,405

End of period (a)	$4,046,691,891	$4,215,006,876

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$138,164	$417,510

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.48	$10.27	$9.86	$10.38	$10.21	$10.25

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.30 (e)	0.36 (e)	0.46 (e)	0.47 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12	0.37	0.46	(0.19)	0.17	(0.04)

Total from investment operations	0.25	0.67	0.82	0.27	0.64	0.40

Less distributions:
Dividends from net investment income	(0.13)	(0.32)	(0.38)	(0.52)	(0.47)	(0.44)
Distributions from net realized gains	—	(0.14)	(0.03)	(0.27)	—	—

Total dividends and distributions	(0.13)	(0.46)	(0.41)	(0.79)	(0.47)	(0.44)

Net asset value, end of period	$10.60	$10.48	$10.27	$9.86	$10.38	$10.21

Total return (b)	2.43%	6.60%	8.44%	2.55%	6.53%	3.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,627,276	$2,826,132	$2,796,284	$2,481,594	$2,088,488	$1,911,399
Ratio of expenses to average net assets:
After waivers (a)	0.69%	0.69%	0.71%	0.75%	0.71%	0.70%
Before waivers (a)	0.69%	0.69%	0.71%	0.76%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.54%	2.80%	3.51%	4.55%	4.62%	4.31%
Before waivers (a)	2.54%	2.80%	3.51%	4.54%	4.57%	4.24%
Portfolio turnover rate	206%	492%	623%	431%	475%	366%

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class B		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.50	$10.29	$9.88	$10.40	$10.20	$10.24

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.27 (e)	0.33 (e)	0.44 (e)	0.44 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12	0.38	0.47	(0.20)	0.18	(0.03)

Total from investment operations	0.24	0.65	0.80	0.24	0.62	0.38

Less distributions:
Dividends from net investment income	(0.12)	(0.30)	(0.36)	(0.49)	(0.42)	(0.42)
Distributions from net realized gains	—	(0.14)	(0.03)	(0.27)	—	—

Total dividends and distributions	(0.12)	(0.44)	(0.39)	(0.76)	(0.42)	(0.42)

Net asset value, end of period	$10.62	$10.50	$10.29	$9.88	$10.40	$10.20

Total return (b)	2.30%	6.33%	8.16%	2.30%	6.23%	3.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,419,416	$1,388,875	$1,252,270	$912,195	$829,932	$825,182
Ratio of expenses to average net assets:
After waivers (a)	0.94%	0.94%	0.96%	1.00%	0.96%	0.95%
Before waivers (a)	0.94%	0.94%	0.96%	1.01%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.28%	2.55%	3.25%	4.29%	4.37%	4.04%
Before waivers (a)	2.28%	2.55%	3.25%	4.28%	4.32%	3.97%
Portfolio turnover rate	206%	492%	623%	431%	475%	366%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	20.0%
Consumer Discretionary	11.1
Industrials	10.6
Materials	8.8
Energy	7.8
Consumer Staples	7.0
Health Care	6.6
Information Technology	6.2
Telecommunication Services	4.9
Utilities	2.6
Cash and Other	14.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,033.50	$5.19
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16
Class B
Actual	1,000.00	1,032.70	6.45
Hypothetical (5% average return before expenses)	1,000.00	1,018.45	6.41

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.03% and 1.28%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.4%)
Arcos Dorados Holdings, Inc., Class A	75,937	$1,601,511
MercadoLibre, Inc.	30,328	2,406,224

		4,007,735

Australia (4.3%)
AGL Energy Ltd.	16,422	258,468
Alumina Ltd.	73,267	167,741
Amcor Ltd.	41,564	321,641
AMP Ltd.	96,345	507,361
Asciano Ltd.	85,797	151,867
ASX Ltd.	6,373	208,449
Australia & New Zealand Banking Group Ltd.	122,981	2,904,385
Bendigo and Adelaide Bank Ltd.	14,198	135,269
BGP Holdings plc*	568,558	—
BHP Billiton Ltd.	147,714	6,981,446
BlueScope Steel Ltd.	50,846	66,015
Boral Ltd.	21,820	103,406
Brambles Ltd.	46,904	364,393
Caltex Australia Ltd.	56,117	710,062
CFS Retail Property Trust (REIT)	55,267	107,839
Coca-Cola Amatil Ltd.	18,417	225,982
Cochlear Ltd.	1,685	130,067
Commonwealth Bank of Australia	51,274	2,885,798
Computershare Ltd.	16,759	159,539
Crown Ltd.	13,076	125,551
CSL Ltd.	17,780	630,212
Dexus Property Group (REIT)	181,786	172,014
Downer EDI Ltd.	102,000	406,629
Echo Entertainment Group Ltd.*	25,077	110,544
Fairfax Media Ltd.	97,264	102,732
Fortescue Metals Group Ltd.	38,463	263,823
Foster’s Group Ltd.	68,127	377,145
Goodman Group (REIT)	205,274	155,349
GPT Group (REIT)	64,305	218,465
Harvey Norman Holdings Ltd.	11,472	30,704
Iluka Resources Ltd.	12,775	231,756
Incitec Pivot Ltd.	83,548	348,169
Insurance Australia Group Ltd.	73,904	270,472
Leighton Holdings Ltd.	4,258	95,611
Lend Lease Group	15,898	153,662
Lynas Corp., Ltd.*†	48,902	92,731
MacArthur Coal Ltd.	4,884	57,735
Macquarie Group Ltd.	36,528	1,229,984
MAp Group	14,238	51,204
Metcash Ltd.	21,988	97,993
Mirvac Group (REIT)	100,021	134,469
National Australia Bank Ltd.	170,606	4,707,070
Newcrest Mining Ltd.	25,420	1,031,811
OneSteel Ltd.	34,036	67,834
Orica Ltd.	12,120	351,493
Origin Energy Ltd.	36,130	614,390
OZ Minerals Ltd.	10,682	152,529
Paladin Energy Ltd.*	16,884	45,964
Qantas Airways Ltd.*	45,797	90,779
QBE Insurance Group Ltd.	33,674	625,159
QR National Ltd.*	52,267	189,887
Ramsay Health Care Ltd.	3,622	70,800

	Number of Shares	Value (Note 1)

Rio Tinto Ltd.	22,325	$1,995,996
Santos Ltd.	27,663	403,092
Sonic Healthcare Ltd.	13,740	189,560
SP AusNet	29,901	30,319
Stockland Corp., Ltd. (REIT)	83,907	307,551
Suncorp Group Ltd.	40,241	352,456
TABCORP Holdings Ltd.	25,077	88,828
Tatts Group Ltd.	35,067	90,483
Telstra Corp., Ltd.	445,225	1,382,522
Toll Holdings Ltd.	25,729	134,392
Transurban Group	42,335	238,372
Wesfarmers Ltd.	33,628	1,152,439
Wesfarmers Ltd. (PPS)	5,562	192,885
Westfield Group (REIT)	70,373	655,789
Westfield Retail Trust (REIT)	95,224	277,202
Westpac Banking Corp.	99,736	2,392,483
Woodside Petroleum Ltd.	20,352	897,764
Woolworths Ltd.	40,361	1,203,550
WorleyParsons Ltd.	5,975	181,421

		41,861,502

Austria (0.3%)
Erste Group Bank AG	5,762	301,810
Immofinanz AG*	27,178	115,838
OMV AG	43,727	1,910,509
Raiffeisen Bank International AG	2,010	103,452
Telekom Austria AG	10,728	136,841
Verbund AG	2,236	97,478
Vienna Insurance Group AG	1,637	89,980
Voestalpine AG	4,058	224,004

		2,979,912

Belgium (1.1%)
Ageas	67,900	184,125
Anheuser-Busch InBev N.V.	96,922	5,620,034
Bekaert S.A.	1,174	89,370
Belgacom S.A.	4,529	161,803
Colruyt S.A.	2,853	142,696
Delhaize Group S.A.	21,678	1,625,303
Dexia S.A.*	14,596	45,415
Groupe Bruxelles Lambert S.A.	2,470	219,566
KBC Groep N.V.	54,005	2,121,374
Mobistar S.A.	1,357	103,038
Solvay S.A.	2,090	322,938
UCB S.A.	3,751	168,549
Umicore S.A.	3,441	187,553

		10,991,764

Bermuda (0.0%)
Seadrill Ltd.	9,735	342,681

Brazil (1.3%)
Anhanguera Educacional Participacoes S.A.	61,800	1,313,099
BR Malls Participacoes S.A.	256,700	2,889,962
OGX Petroleo e Gas Participacoes S.A.*	901,400	8,403,787

		12,606,848

Canada (2.1%)
Agrium, Inc.	13,000	1,141,552
Canadian National Railway Co.	65,259	5,214,194

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Imax Corp.*	33,868	$1,098,339
Industrial Alliance Insurance and Financial Services, Inc.	5,575	231,798
Magna International, Inc.	39,900	2,157,484
National Bank of Canada	19,200	1,557,182
New Gold, Inc.*	82,400	850,101
Nexen, Inc.	129,974	2,929,789
Pacific Rubiales Energy Corp.	165,549	4,437,183
Yellow Media, Inc.	90,000	223,962

		19,841,584

China (1.1%)
Baidu, Inc. (ADR)*	16,011	2,243,622
China Construction Bank Corp., Class H	498,000	414,497
CNOOC Ltd.	1,203,100	2,826,428
Foxconn International Holdings Ltd.*	100,424	44,369
Industrial & Commercial Bank of China Ltd., Class H	904,135	692,290
Li Ning Co., Ltd.	61,500	106,933
SINA Corp.*	21,940	2,283,954
Yangzijiang Shipbuilding Holdings Ltd.	63,182	75,446
Youku.com, Inc. (ADR)*	68,626	2,357,303

		11,044,842

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	29,326	86,541

Denmark (1.2%)
A. P. Moller - Maersk A/S, Class A	20	165,512
A. P. Moller - Maersk A/S, Class B	45	388,273
Carlsberg A/S, Class B	3,426	372,796
Coloplast A/S, Class B	891	135,458
Danske Bank A/S*	65,396	1,214,521
DSV A/S	6,208	148,965
Novo Nordisk A/S, Class B	51,343	6,437,039
Novozymes A/S, Class B	13,684	2,226,339
Pandora A/S	1,932	61,080
TDC A/S*	10,394	94,997
Tryg A/S	1,190	68,611
Vestas Wind Systems A/S*	6,466	150,321
William Demant Holding A/S*	689	62,168

		11,526,080

Finland (0.4%)
Elisa Oyj	3,912	84,208
Fortum Oyj	14,089	408,030
Kesko Oyj, Class B	2,564	119,345
Kone Oyj, Class B	5,323	334,225
Metso Oyj	4,014	227,984
Neste Oil Oyj	4,467	70,028
Nokia Oyj	120,425	777,778
Nokian Renkaat Oyj	3,566	178,747
Orion Oyj, Class B	2,434	62,724
Outokumpu Oyj	6,019	79,673
Pohjola Bank plc, Class A	6,060	78,365
Rautaruukki Oyj	2,069	46,746
Sampo Oyj, Class A	13,292	429,165

	Number of Shares	Value (Note 1)

Sanoma Oyj	3,770	$69,871
Stora Enso Oyj, Class R	19,191	201,351
UPM-Kymmene Oyj	16,207	296,369
Wartsila Oyj	5,246	177,010

		3,641,619

France (7.7%)
Accor S.A.	20,498	917,792
Aeroports de Paris S.A.	1,361	128,017
Air France-KLM*	4,672	71,721
Air Liquide S.A.	9,214	1,320,751
Alcatel-Lucent*	80,179	462,885
Alstom S.A.	6,548	403,271
Arkema S.A.	1,663	171,201
Atos Origin S.A.	1,940	109,623
AXA S.A.‡	55,619	1,262,774
BNP Paribas S.A.	69,215	5,338,240
Bouygues S.A.	77,754	3,418,385
Bureau Veritas S.A.	1,856	156,759
Cap Gemini S.A.	4,570	267,755
Carrefour S.A.*	19,446	798,661
Casino Guichard Perrachon S.A.	2,015	189,941
Christian Dior S.A.	1,930	303,686
Cie de Saint-Gobain S.A.	21,935	1,420,545
Cie Generale de Geophysique-Veritas*	5,304	195,385
Cie Generale des Etablissements Michelin, Class B	5,621	549,760
Cie Generale d’Optique Essilor International S.A.	6,451	523,240
CNP Assurances S.A.	5,136	111,986
Credit Agricole S.A.	31,689	476,594
Danone S.A.	18,885	1,409,093
Dassault Systemes S.A.	1,746	148,659
Edenred	4,639	141,464
EDF S.A.	8,010	314,453
Eiffage S.A.	1,687	111,635
Eramet S.A.	238	78,830
Eurazeo S.A.	1,250	91,280
Eutelsat Communications S.A.	3,724	167,500
Faurecia	11,064	473,919
Fonciere des Regions (REIT)	1,018	107,845
France Telecom S.A.	60,485	1,286,718
GDF Suez S.A.	40,623	1,486,675
Gecina S.A. (REIT)	868	121,263
Groupe Eurotunnel S.A. (Registered)	19,029	212,767
ICADE (REIT)	931	114,802
Iliad S.A.	795	106,678
Imerys S.A.	6,752	475,483
J.C. Decaux S.A.*	2,848	91,234
Klepierre S.A. (REIT)	3,936	162,425
Lafarge S.A.	16,753	1,067,636
Lagardere S.C.A.	3,893	164,489
Legrand S.A.	6,096	256,735
L’Oreal S.A.	7,759	1,007,772
LVMH Moet Hennessy Louis Vuitton S.A.	13,230	2,381,104
Metropole Television S.A.	1,206	27,905
Natixis S.A.	32,506	163,111
Neopost S.A.	1,068	91,752
Pernod-Ricard S.A.	38,180	3,763,491

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Peugeot S.A.	5,441	$243,593
PPR S.A.	6,530	1,162,925
Publicis Groupe S.A.	45,070	2,515,950
Renault S.A.	47,886	2,835,125
Safran S.A.	4,955	211,628
Sanofi	75,237	6,047,102
Schneider Electric S.A.	45,874	7,664,260
SCOR SE	6,304	179,125
Societe BIC S.A.	1,092	105,533
Societe Generale S.A.	116,620	6,912,247
Societe Television Francaise 1 S.A.	2,933	53,396
Sodexo S.A.	2,879	225,575
Suez Environnement Co. S.A.	9,867	196,657
Technip S.A.	8,458	906,010
Thales S.A.	3,770	162,551
Total S.A.	97,205	5,621,957
Unibail-Rodamco S.A. (REIT)	2,939	679,190
Vallourec S.A.	4,112	500,726
Veolia Environnement S.A.	12,185	343,314
Vinci S.A.	14,338	918,462
Vivendi S.A.	104,438	2,904,272
Wendel S.A.	940	115,514

		75,130,802

Germany (7.3%)
Adidas AG	34,752	2,756,527
Allianz SE (Registered)	44,664	6,240,332
Axel Springer AG	1,257	62,083
BASF SE	86,817	8,495,940
Bayer AG (Registered)	37,832	3,041,544
Bayerische Motoren Werke (BMW) AG	10,636	1,059,839
Bayerische Motoren Werke (BMW) AG (Preference)	1,722	109,457
Beiersdorf AG	3,062	198,700
Brenntag AG	959	111,474
Celesio AG	3,526	70,302
Commerzbank AG*	1,100,008	4,730,155
Continental AG*	2,463	258,601
Daimler AG (Registered)	29,602	2,227,873
Deutsche Bank AG (Registered)	49,403	2,919,145
Deutsche Boerse AG	6,199	470,463
Deutsche Lufthansa AG (Registered)	7,065	153,874
Deutsche Post AG (Registered)	27,271	523,704
Deutsche Telekom AG (Registered)	92,369	1,448,817
E.ON AG	175,794	4,990,437
Fraport AG	1,212	97,454
Fresenius Medical Care AG & Co. KGaA	12,763	954,236
Fresenius SE & Co. KGaA	3,989	416,350
GEA Group AG	5,457	195,136
Hannover Rueckversicherung AG (Registered)	1,989	103,747
HeidelbergCement AG	4,336	276,409
Henkel AG & Co. KGaA	4,628	265,248
Henkel AG & Co. KGaA (Preference)	5,714	396,153
Hochtief AG	1,644	137,249
Infineon Technologies AG	34,272	384,571

	Number of Shares	Value (Note 1)

K+S AG	5,479	$421,085
Kabel Deutschland Holding AG*	2,117	130,163
Lanxess AG	2,597	212,908
Linde AG	9,538	1,672,264
MAN SE	3,356	447,148
Merck KGaA	2,149	233,530
Metro AG	4,009	242,690
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	20,669	3,155,438
Porsche Automobil Holding SE (Preference)	5,049	400,496
ProSiebenSat.1 Media AG (Preference)*	2,149	60,921
RWE AG	13,610	753,240
RWE AG (Preference)	1,550	79,019
Salzgitter AG	1,442	109,959
SAP AG	44,582	2,696,414
Siemens AG (Registered)	58,130	7,981,534
Suedzucker AG	2,105	74,801
Symrise AG	9,642	307,166
ThyssenKrupp AG	111,594	5,788,971
TUI AG*	4,785	51,867
United Internet AG (Registered)	2,841	59,715
Volkswagen AG	1,099	201,916
Volkswagen AG (Preference)	10,071	2,076,390
Wacker Chemie AG	615	132,970

		70,386,425

Greece (0.1%)
Alpha Bank AE*	14,285	72,190
Coca Cola Hellenic Bottling Co. S.A.*	6,870	184,103
EFG Eurobank Ergasias S.A.*	6,917	32,547
Hellenic Telecommunications Organization S.A.	8,460	79,308
National Bank of Greece S.A.*	29,864	214,569
OPAP S.A.	7,714	120,531
Public Power Corp. S.A.	2,363	33,906

		737,154

Hong Kong (2.9%)
AIA Group Ltd.*	259,527	903,253
ASM Pacific Technology Ltd.	6,800	94,011
Bank of East Asia Ltd.	55,247	227,002
Belle International Holdings Ltd.	139,000	294,962
BOC Hong Kong Holdings Ltd.	115,000	334,663
Cathay Pacific Airways Ltd.	41,000	95,573
Cheung Kong Holdings Ltd.	45,000	661,781
Cheung Kong Infrastructure Holdings Ltd.	19,000	98,960
China Unicom Hong Kong Ltd.	2,144,000	4,341,510
CLP Holdings Ltd.	65,000	576,604
Esprit Holdings Ltd.	350,042	1,090,400
Galaxy Entertainment Group Ltd.*	33,000	71,527
Hang Lung Group Ltd.	27,000	172,435
Hang Lung Properties Ltd.	947,000	3,922,453
Hang Seng Bank Ltd.	24,400	390,233
Henderson Land Development Co., Ltd.	33,000	213,513
Hong Kong & China Gas Co., Ltd.	152,020	345,915

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hong Kong Exchanges and Clearing Ltd.	177,577	$3,738,449
Hopewell Holdings Ltd.	25,500	81,104
Hutchison Whampoa Ltd.	69,000	748,097
Hysan Development Co., Ltd.	24,448	121,034
Kerry Properties Ltd.	20,500	99,207
Li & Fung Ltd.	2,546,000	5,120,580
Lifestyle International Holdings Ltd.	26,500	77,782
Link REIT (REIT)	79,813	272,494
MTR Corp.	49,589	176,364
New World Development Ltd.	853,808	1,296,951
Noble Group Ltd.	115,454	185,877
NWS Holdings Ltd.	57,653	77,252
Orient Overseas International Ltd.	10,000	64,772
PCCW Ltd.	116,974	50,525
Power Assets Holdings Ltd.	43,500	329,508
Shangri-La Asia Ltd.	55,166	135,864
Sino Land Co., Ltd.	85,373	138,034
SJM Holdings Ltd.	49,000	116,727
Sun Hung Kai Properties Ltd.	46,000	671,326
Swire Pacific Ltd., Class A	25,000	368,638
Wharf Holdings Ltd.	52,000	363,241
Wheelock & Co., Ltd.	35,000	141,609
Wing Hang Bank Ltd.	7,500	82,184
Yue Yuen Industrial Holdings Ltd.	23,000	73,365

		28,365,779

India (0.4%)
ICICI Bank Ltd. (ADR)	70,198	3,460,761

Ireland (0.4%)
CRH plc	24,106	535,032
Elan Corp. plc*	24,520	280,981
Experian plc	61,459	782,733
James Hardie Industries SE (CDI)*	12,101	76,580
Kerry Group plc, Class A	4,846	201,300
Shire plc	18,800	586,892
WPP plc	113,781	1,424,474

		3,887,992

Israel (0.3%)
Bank Hapoalim B.M.*	31,394	156,857
Bank Leumi Le-Israel B.M.	35,356	167,052
Bezeq Israeli Telecommunication Corp., Ltd.	50,965	128,982
Cellcom Israel Ltd.	1,268	35,300
Delek Group Ltd.	78	17,551
Elbit Systems Ltd.	540	25,688
Israel Chemicals Ltd.	13,554	216,349
Israel Corp., Ltd.	61	66,752
Israel Discount Bank Ltd., Class A*	17,173	33,897
Makhteshim-Agan Industries Ltd.*	4,416	24,693
Mizrahi Tefahot Bank Ltd.	2,711	28,831
NICE Systems Ltd.*	1,520	55,125
Partner Communications Co., Ltd.	1,968	29,527
Teva Pharmaceutical Industries Ltd.	30,480	1,469,453

	Number of Shares	Value (Note 1)

Teva Pharmaceutical Industries Ltd. (ADR)	12,545	$604,920

		3,060,977

Italy (1.9%)
A2A S.p.A.	48,630	75,708
Assicurazioni Generali S.p.A.	39,117	824,916
Atlantia S.p.A.	10,396	221,321
Autogrill S.p.A.	2,955	38,816
Banca Carige S.p.A.	14,331	32,474
Banca Monte dei Paschi di Siena S.p.A.	118,403	89,723
Banco Popolare S.c.a.r.l.	66,562	153,275
Enel Green Power S.p.A.	49,820	137,418
Enel S.p.A.	213,797	1,396,478
ENI S.p.A.	183,139	4,341,583
Exor S.p.A.	1,808	56,475
Fiat Industrial S.p.A.*	26,264	339,535
Fiat S.p.A.	26,264	288,343
Finmeccanica S.p.A.	14,990	181,410
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	40,356	87,057
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	551,215	1,465,895
Luxottica Group S.p.A.	3,315	106,265
Mediaset S.p.A.	24,518	115,274
Mediobanca S.p.A.	18,913	191,589
Parmalat S.p.A.*	45,250	170,219
Pirelli & C. S.p.A.	6,116	66,087
Prysmian S.p.A.	6,729	135,351
Saipem S.p.A.	8,382	432,750
Snam Rete Gas S.p.A.	49,982	295,894
Telecom Italia S.p.A.	1,817,898	2,529,569
Telecom Italia S.p.A. (RNC)	1,163,181	1,353,709
Terna Rete Elettrica Nazionale S.p.A.	42,513	197,554
UniCredit S.p.A.	1,349,791	2,854,985
Unione di Banche Italiane S.c.p.A.	24,186	136,165

		18,315,838

Japan (17.4%)
ABC-Mart, Inc.	1,100	44,646
Advantest Corp.	6,100	112,165
Aeon Co., Ltd.	17,900	216,044
Aeon Credit Service Co., Ltd.	1,200	16,383
Aeon Mall Co., Ltd.	1,700	41,262
Air Water, Inc.	30,000	361,561
Aisin Seiki Co., Ltd.	6,900	267,184
Ajinomoto Co., Inc.	20,000	237,832
Alfresa Holdings Corp.	800	31,138
All Nippon Airways Co., Ltd.	23,000	75,192
Amada Co., Ltd.	10,000	76,928
Aozora Bank Ltd.	25,000	57,963
Asahi Breweries Ltd.	88,100	1,775,183
Asahi Glass Co., Ltd.	287,000	3,351,175
Asahi Kasei Corp.	39,000	263,344
Asics Corp.	4,000	59,734
Astellas Pharma, Inc.	14,800	572,275
Bank of Kyoto Ltd.	13,000	119,742
Bank of Yokohama Ltd.	37,000	185,025
Benesse Holdings, Inc.	2,000	86,070

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Bridgestone Corp.	120,400	$2,770,957
Brother Industries Ltd.	9,200	135,964
Canon, Inc.	144,500	6,890,747
Casio Computer Co., Ltd.	9,600	67,591
Central Japan Railway Co.	48	377,273
Chiba Bank Ltd.	23,000	144,197
Chiyoda Corp.	6,000	69,049
Chubu Electric Power Co., Inc.	21,200	414,900
Chugai Pharmaceutical Co., Ltd.	8,600	141,096
Chugoku Bank Ltd.	7,000	86,553
Chugoku Electric Power Co., Inc.	11,400	197,761
Citizen Holdings Co., Ltd.	6,100	36,479
Coca-Cola West Co., Ltd.	1,200	23,009
Cosmo Oil Co., Ltd.	15,000	42,627
Credit Saison Co., Ltd.	4,000	67,335
Dai Nippon Printing Co., Ltd.	18,000	202,896
Daicel Chemical Industries Ltd.	10,000	66,230
Daido Steel Co., Ltd.	8,000	53,553
Daihatsu Motor Co., Ltd.	6,000	102,251
Dai-ichi Life Insurance Co., Ltd.	285	399,048
Daiichi Sankyo Co., Ltd.	21,100	412,713
Daikin Industries Ltd.	20,300	719,432
Dainippon Sumitomo Pharma Co., Ltd.	7,500	71,331
Daito Trust Construction Co., Ltd.	2,500	212,319
Daiwa House Industry Co., Ltd.	15,000	188,855
Daiwa Securities Group, Inc.	51,000	224,680
DeNA Co., Ltd.	66,700	2,876,580
Denki Kagaku Kogyo KK	13,000	62,621
Denso Corp.	16,000	594,059
Dentsu, Inc.	5,383	159,082
East Japan Railway Co.	33,405	1,919,588
Eisai Co., Ltd.	7,700	300,737
Electric Power Development Co., Ltd.	3,200	86,431
Elpida Memory, Inc.*	4,600	54,154
FamilyMart Co., Ltd.	1,600	58,813
FANUC Corp.	28,300	4,719,072
Fast Retailing Co., Ltd.	1,600	259,067
Fuji Electric Holdings Co., Ltd.	13,000	40,639
Fuji Heavy Industries Ltd.	17,000	132,089
Fujifilm Holdings Corp.	15,900	495,598
Fujitsu Ltd.	425,000	2,429,040
Fukuoka Financial Group, Inc.	20,000	83,634
Furukawa Electric Co., Ltd.	211,000	880,665
Gree, Inc.*	3,000	65,744
GS Yuasa Corp.	9,000	60,129
Gunma Bank Ltd.	17,000	89,867
Hachijuni Bank Ltd.	18,000	101,187
Hakuhodo DY Holdings, Inc.	670	35,828
Hamamatsu Photonics KK	2,200	95,135
Hino Motors Ltd.	5,000	29,184
Hirose Electric Co., Ltd.	1,300	133,255
Hiroshima Bank Ltd.	21,000	91,638
Hisamitsu Pharmaceutical Co., Inc.	2,500	106,592
Hitachi Chemical Co., Ltd.	4,500	89,549
Hitachi Construction Machinery Co., Ltd.	2,700	60,378
Hitachi High-Technologies Corp.	3,100	68,087
Hitachi Ltd.	146,000	863,046

	Number of Shares	Value (Note 1)

Hitachi Metals Ltd.	4,000	$56,551
Hokkaido Electric Power Co., Inc.	7,300	121,620
Hokuhoku Financial Group, Inc.	53,000	105,224
Hokuriku Electric Power Co.	5,400	103,274
Honda Motor Co., Ltd.	242,600	9,350,675
Hoya Corp.	15,300	339,125
Ibiden Co., Ltd.	3,300	103,212
Idemitsu Kosan Co., Ltd.	700	74,766
IHI Corp.	37,000	95,793
INPEX Corp.	71	524,174
Isetan Mitsukoshi Holdings Ltd.	15,000	146,870
Isuzu Motors Ltd.	35,000	165,859
ITOCHU Corp.	47,600	495,144
ITOCHU Techno-Solutions Corp.	400	14,233
Iyo Bank Ltd.	10,000	92,108
J. Front Retailing Co., Ltd.	22,000	97,293
Japan Petroleum Exploration Co.	500	23,511
Japan Prime Realty Investment Corp. (REIT)	25	66,367
Japan Real Estate Investment Corp. (REIT)	17	166,995
Japan Retail Fund Investment Corp. (REIT)	42	64,832
Japan Steel Works Ltd.	8,000	55,044
Japan Tobacco, Inc.	1,172	4,523,017
JFE Holdings, Inc.	104,100	2,864,482
JGC Corp.	6,000	164,319
Joyo Bank Ltd.	16,000	67,313
JS Group Corp.	8,100	208,727
JSR Corp.	5,300	102,830
JTEKT Corp.	5,900	86,683
Jupiter Telecommunications Co., Ltd.	64	71,566
JX Holdings, Inc.	309,744	2,091,654
Kajima Corp.	35,000	100,444
Kamigumi Co., Ltd.	10,000	93,522
Kaneka Corp.	11,000	72,412
Kansai Electric Power Co., Inc.	23,900	477,025
Kansai Paint Co., Ltd.	7,000	63,857
Kao Corp.	17,100	449,402
Kawasaki Heavy Industries Ltd.	43,000	171,515
Kawasaki Kisen Kaisha Ltd.	19,000	66,466
KDDI Corp.	99	712,315
Keikyu Corp.	19,000	137,573
Keio Corp.	23,000	126,875
Keisei Electric Railway Co., Ltd.	9,000	53,292
Keyence Corp.	1,300	368,693
Kikkoman Corp.	6,000	63,153
Kinden Corp.	3,000	25,652
Kintetsu Corp.	60,000	192,568
Kirin Holdings Co., Ltd.	26,000	363,511
Kobe Steel Ltd.	72,000	163,813
Koito Manufacturing Co., Ltd.	2,000	34,987
Komatsu Ltd.	159,100	4,950,115
Konami Corp.	2,200	52,198
Konica Minolta Holdings, Inc.	90,500	755,108
Kubota Corp.	113,000	1,006,138
Kuraray Co., Ltd.	10,300	151,181
Kurita Water Industries Ltd.	4,500	134,359
Kyocera Corp.	5,200	528,988
Kyowa Hakko Kirin Co., Ltd.	11,000	104,925
Kyushu Electric Power Co., Inc.	12,200	219,988

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Lawson, Inc.	2,000	$105,040
Mabuchi Motor Co., Ltd.	500	25,264
Makita Corp.	3,300	153,318
Marubeni Corp.	627,000	4,167,157
Marui Group Co., Ltd.	4,900	37,147
Maruichi Steel Tube Ltd.	900	22,295
Mazda Motor Corp.*	79,000	208,364
McDonald’s Holdings Co. Japan Ltd.	3,000	76,376
Medipal Holdings Corp.	2,700	23,858
MEIJI Holdings Co., Ltd.	2,282	96,166
Minebea Co., Ltd.	8,000	42,638
Miraca Holdings, Inc.	1,500	60,856
Mitsubishi Chemical Holdings Corp.	42,000	297,938
Mitsubishi Corp.	164,500	4,121,538
Mitsubishi Electric Corp.	150,000	1,742,049
Mitsubishi Estate Co., Ltd.	40,000	702,193
Mitsubishi Gas Chemical Co., Inc.	109,000	799,774
Mitsubishi Heavy Industries Ltd.	104,000	490,037
Mitsubishi Logistics Corp.	3,000	33,689
Mitsubishi Materials Corp.	44,000	138,661
Mitsubishi Motors Corp.*	142,000	173,800
Mitsubishi Tanabe Pharma Corp.	6,400	107,381
Mitsubishi UFJ Financial Group, Inc.	626,700	3,050,947
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,490	96,304
Mitsui & Co., Ltd.	108,800	1,881,489
Mitsui Chemicals, Inc.	22,000	80,367
Mitsui Engineering & Shipbuilding Co., Ltd.	16,000	35,020
Mitsui Fudosan Co., Ltd.	27,000	465,493
Mitsui O.S.K. Lines Ltd.	34,000	182,967
Mizuho Financial Group, Inc.	668,050	1,101,356
Mizuho Securities Co., Ltd.*	27,000	65,063
Mizuho Trust & Banking Co., Ltd.	71,000	62,974
MS&AD Insurance Group Holdings, Inc.	18,038	423,097
Murata Manufacturing Co., Ltd.	13,100	875,096
Nabtesco Corp.	2,600	63,039
Namco Bandai Holdings, Inc.	7,600	91,488
NEC Corp.*	79,000	180,880
NGK Insulators Ltd.	8,000	149,153
NGK Spark Plug Co., Ltd.	66,000	911,425
NHK Spring Co., Ltd.	6,000	61,405
Nidec Corp.	10,600	989,465
Nikon Corp.	10,500	247,741
Nintendo Co., Ltd.	4,700	885,108
Nippon Building Fund, Inc. (REIT)	16	156,163
Nippon Electric Glass Co., Ltd.	14,000	179,345
Nippon Express Co., Ltd.	155,000	628,501
Nippon Meat Packers, Inc.	4,000	57,353
Nippon Paper Group, Inc.	2,368	52,674
Nippon Sheet Glass Co., Ltd.	30,000	93,140
Nippon Steel Corp.	175,000	567,915
Nippon Telegraph & Telephone Corp.	73,892	3,593,032
Nippon Yusen KK	46,000	171,267
Nishi-Nippon City Bank Ltd.	25,000	74,018

	Number of Shares	Value (Note 1)

Nissan Motor Co., Ltd.	327,600	$3,438,905
Nisshin Seifun Group, Inc.	8,000	99,954
Nisshin Steel Co., Ltd.	25,000	47,773
Nissin Foods Holdings Co., Ltd.	1,500	54,590
Nitori Holdings Co., Ltd.	1,450	137,787
Nitto Denko Corp.	5,400	274,297
NKSJ Holdings, Inc.	52,892	348,973
NOK Corp.	2,700	46,202
Nomura Holdings, Inc.	120,400	595,693
Nomura Real Estate Holdings, Inc.	2,100	35,059
Nomura Real Estate Office Fund, Inc. (REIT)	10	66,431
Nomura Research Institute Ltd.	4,100	89,740
NSK Ltd.	17,000	169,541
NTN Corp.	20,000	113,809
NTT Data Corp.	36	119,636
NTT DoCoMo, Inc.	499	890,188
NTT Urban Development Corp.	19	16,335
Obayashi Corp.	26,000	113,381
Odakyu Electric Railway Co., Ltd.	23,000	182,673
OJI Paper Co., Ltd.	24,000	115,030
Olympus Corp.	7,800	262,895
Omron Corp.	18,200	505,869
Ono Pharmaceutical Co., Ltd.	3,200	170,822
Oracle Corp. Japan	1,700	74,079
Oriental Land Co., Ltd.	1,800	152,583
ORIX Corp.	17,060	1,659,596
Osaka Gas Co., Ltd.	58,000	220,305
Otsuka Corp.	200	12,465
Otsuka Holdings Co., Ltd.	25,200	668,042
Panasonic Corp.	72,800	889,588
Rakuten, Inc.	222	230,085
Resona Holdings, Inc.	60,657	285,648
Ricoh Co., Ltd.	21,000	232,984
Rinnai Corp.	1,000	72,334
Rohm Co., Ltd.	3,600	206,268
Sankyo Co., Ltd.	1,500	77,524
Santen Pharmaceutical Co., Ltd.	2,000	81,301
SBI Holdings, Inc.	533	49,458
Secom Co., Ltd.	6,500	312,159
Sega Sammy Holdings, Inc.	6,100	118,148
Seiko Epson Corp.	3,400	58,918
Sekisui Chemical Co., Ltd.	17,000	145,118
Sekisui House Ltd.	21,000	195,285
Seven & I Holdings Co., Ltd.	24,800	667,167
Seven Bank Ltd.	15	30,004
Sharp Corp.	299,000	2,727,015
Shikoku Electric Power Co., Inc.	7,400	168,089
Shimadzu Corp.	6,000	54,995
Shimamura Co., Ltd.	600	57,376
Shimano, Inc.	2,900	159,463
Shimizu Corp.	17,000	70,731
Shin-Etsu Chemical Co., Ltd.	26,100	1,399,984
Shinsei Bank Ltd.	48,000	47,738
Shionogi & Co., Ltd.	9,100	149,076
Shiseido Co., Ltd.	11,000	205,719
Shizuoka Bank Ltd.	18,000	165,506
Showa Denko KK	63,000	130,787
Showa Shell Sekiyu KK	8,400	77,952

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

SMC Corp.	4,700	$846,787
Softbank Corp.	28,000	1,060,493
Sojitz Corp.	53,000	99,429
Sony Corp.	113,400	3,001,651
Sony Financial Holdings, Inc.	6,900	124,764
Square Enix Holdings Co., Ltd.	3,600	64,925
Stanley Electric Co., Ltd.	3,800	66,486
Sumco Corp.*	41,200	695,832
Sumitomo Chemical Co., Ltd.	48,000	239,738
Sumitomo Corp.	71,300	971,824
Sumitomo Electric Industries Ltd.	186,400	2,720,160
Sumitomo Heavy Industries Ltd.	16,000	111,488
Sumitomo Metal Industries Ltd.	121,000	272,149
Sumitomo Metal Mining Co., Ltd.	17,000	279,071
Sumitomo Mitsui Financial Group, Inc.	109,784	3,378,707
Sumitomo Mitsui Trust Holdings, Inc.	98,070	342,129
Sumitomo Realty & Development Co., Ltd.	192,000	4,292,561
Sumitomo Rubber Industries Ltd.	47,100	570,277
Suruga Bank Ltd.	4,000	34,762
Suzuken Co., Ltd.	1,400	32,353
Suzuki Motor Corp.	10,500	236,621
Sysmex Corp.	3,000	112,842
T&D Holdings, Inc.	10,650	252,999
Taisei Corp.	43,000	98,569
Taisho Pharmaceutical Co., Ltd.	3,000	67,635
Taiyo Nippon Sanso Corp.	11,000	87,764
Takashimaya Co., Ltd.	6,000	41,383
Takeda Pharmaceutical Co., Ltd.	25,600	1,184,024
TDK Corp.	4,200	231,294
Teijin Ltd.	31,000	136,792
Terumo Corp.	5,900	318,826
THK Co., Ltd.	3,300	84,003
Tobu Railway Co., Ltd.	35,000	147,465
Toho Co., Ltd.	2,700	44,923
Toho Gas Co., Ltd.	10,000	54,166
Tohoku Electric Power Co., Inc.	14,200	204,878
Tokio Marine Holdings, Inc.	23,400	657,404
Tokyo Electric Power Co., Inc.	210,500	864,634
Tokyo Electron Ltd.	5,400	294,589
Tokyo Gas Co., Ltd.	239,000	1,081,154
Tokyu Corp.	42,000	174,811
Tokyu Land Corp.	11,000	46,681
TonenGeneral Sekiyu KK	11,000	135,255
Toppan Printing Co., Ltd.	21,000	162,849
Toray Industries, Inc.	48,000	355,236
Toshiba Corp.	823,000	4,355,689
Tosoh Corp.	12,000	48,232
TOTO Ltd.	12,000	93,314
Toyo Seikan Kaisha Ltd.	6,400	107,529
Toyo Suisan Kaisha Ltd.	2,000	47,271
Toyoda Gosei Co., Ltd.	1,400	31,746
Toyota Boshoku Corp.	1,400	23,198
Toyota Industries Corp.	6,600	217,414
Toyota Motor Corp.	191,500	8,062,687
Toyota Tsusho Corp.	8,300	142,249
Trend Micro, Inc.	4,100	127,291
Tsumura & Co.	1,600	51,194
Ube Industries Ltd.	176,000	530,105

	Number of Shares	Value (Note 1)

Unicharm Corp.	4,200	$183,544
Ushio, Inc.	2,800	55,378
USS Co., Ltd.	760	58,953
West Japan Railway Co.	5,400	211,402
Yahoo! Japan Corp.	1,665	573,188
Yakult Honsha Co., Ltd.	2,700	78,172
Yamada Denki Co., Ltd.	37,260	3,039,581
Yamaguchi Financial Group, Inc.	9,000	84,043
Yamaha Corp.	6,100	69,366
Yamaha Motor Co., Ltd.*	8,300	152,444
Yamato Holdings Co., Ltd.	12,000	188,482
Yamato Kogyo Co., Ltd.	1,400	43,538
Yamazaki Baking Co., Ltd.	6,000	80,407
Yaskawa Electric Corp.	5,000	56,085
Yokogawa Electric Corp.*	9,300	79,751

		169,117,049

Luxembourg (0.6%)
ArcelorMittal S.A.	28,833	1,003,309
Millicom International Cellular S.A.	34,444	3,573,565
Millicom International Cellular S.A. (SDR)	2,345	244,665
SES S.A. (FDR)	10,633	298,290
Tenaris S.A.	16,932	386,596

		5,506,425

Macau (0.1%)
Sands China Ltd.*	218,933	596,522
Wynn Macau Ltd.	46,000	151,553

		748,075

Mauritius (0.0%)
Essar Energy plc*	9,424	61,881

Mexico (0.1%)
America Movil S.A.B. de C.V. (New York Exchange) (ADR)	2,600	140,088
America Movil S.A.B. de C.V. (ADR)	6,439	346,933
Fresnillo plc	5,968	134,515

		621,536

Netherlands (5.3%)
Aegon N.V.*	333,992	2,276,221
Akzo Nobel N.V.	7,642	482,078
ASML Holding N.V.	157,683	5,809,442
Corio N.V. (REIT)	2,258	149,573
Delta Lloyd N.V.	2,573	61,106
European Aeronautic Defence and Space Co. N.V.	13,568	454,140
Fugro N.V. (CVA)	2,226	160,507
Heineken Holding N.V.	4,186	214,211
Heineken N.V.	8,342	501,746
ING Groep N.V. (CVA)*	600,328	7,405,227
Koninklijke (Royal) KPN N.V.	53,087	771,677
Koninklijke Ahold N.V.	172,000	2,311,256
Koninklijke Boskalis Westminster N.V.	1,968	93,052
Koninklijke DSM N.V.	34,111	2,213,889
Koninklijke Philips Electronics N.V.	33,158	850,976

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Koninklijke Vopak N.V.	1,956	$95,851
LyondellBasell Industries N.V., Class A	105,709	4,071,911
PostNL N.V.	12,030	102,075
QIAGEN N.V.*	8,716	167,090
Randstad Holding N.V.	3,572	165,084
Reed Elsevier N.V.	72,913	979,188
Royal Dutch Shell plc (BATS Europe Exchange), Class A	235,780	8,370,113
Royal Dutch Shell plc (Euro Comp Exchange), Class A	117,673	4,192,954
Royal Dutch Shell plc, Class B	89,153	3,182,429
SBM Offshore N.V.	5,529	146,256
Sensata Technologies Holding N.V.*	105,586	3,975,313
TNT Express N.V.*	13,777	142,888
Unilever N.V. (CVA)	54,161	1,774,317
Wolters Kluwer N.V.	9,087	201,362

		51,321,932

New Zealand (0.1%)
Auckland International Airport Ltd.	26,544	49,031
Contact Energy Ltd.*	10,143	45,074
Fletcher Building Ltd.	25,169	180,053
Sky City Entertainment Group Ltd.	25,800	77,523
Telecom Corp. of New Zealand Ltd.	52,857	107,235
Telecom Corp. of New Zealand Ltd. (American Stock Exchange)	215,600	435,425

		894,341

Norway (0.4%)
Aker Solutions ASA	4,621	92,510
DnB NOR ASA	30,999	432,100
Gjensidige Forsikring ASA	5,245	64,637
Norsk Hydro ASA	30,412	232,868
Orkla ASA	23,554	223,824
Renewable Energy Corp. ASA*	19,768	33,964
Statoil ASA	36,814	932,155
Telenor ASA	77,368	1,267,026
Yara International ASA	6,550	370,208

		3,649,292

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)*	112,858	67,076
Banco Espirito Santo S.A. (Registered)	14,683	54,698
Cimpor Cimentos de Portugal SGPS S.A.	9,376	71,644
EDP - Energias de Portugal S.A.	411,047	1,459,306
Galp Energia SGPS S.A., Class B	6,811	162,482
Jeronimo Martins SGPS S.A.	7,324	140,696
Portugal Telecom SGPS S.A. (Registered)	21,091	208,859

		2,164,761

Singapore (1.2%)
Ascendas Real Estate Investment Trust (REIT)	49,000	81,434

	Number of Shares	Value (Note 1)

CapitaLand Ltd.	78,000	$185,500
CapitaMall Trust (REIT)	49,000	74,734
CapitaMalls Asia Ltd.	60,032	72,165
City Developments Ltd.	19,000	161,525
ComfortDelGro Corp., Ltd.	76,000	90,341
Cosco Corp., (Singapore) Ltd.	23,000	36,708
DBS Group Holdings Ltd.	56,000	670,298
Fraser and Neave Ltd.	33,000	155,792
Genting Singapore plc*	2,832,677	4,469,936
Global Logistic Properties Ltd.*	52,000	87,346
Golden Agri-Resources Ltd.	190,576	105,911
Hutchison Port Holdings Trust, Class U*	172,000	145,583
Jardine Cycle & Carriage Ltd.	4,000	140,587
Keppel Corp., Ltd.	44,800	405,363
Keppel Land Ltd.	19,000	56,239
Neptune Orient Lines Ltd.	19,000	23,771
Olam International Ltd.	50,962	113,329
Oversea-Chinese Banking Corp., Ltd.	83,525	637,378
SembCorp Industries Ltd.	223,000	909,312
SembCorp Marine Ltd.	23,000	99,651
Singapore Airlines Ltd.	18,000	208,083
Singapore Exchange Ltd.	25,000	153,473
Singapore Press Holdings Ltd.	55,000	174,814
Singapore Technologies Engineering Ltd.	48,000	118,045
Singapore Telecommunications Ltd.	270,000	695,341
StarHub Ltd.	29,000	65,892
United Overseas Bank Ltd.	42,000	674,791
UOL Group Ltd.	18,000	73,170
Wilmar International Ltd.	61,000	269,698

		11,156,210

South Korea (0.1%)
Samsung Electronics Co., Ltd.	808	628,009

Spain (2.3%)
Abertis Infraestructuras S.A.	11,413	254,976
Acciona S.A.	1,037	110,069
Acerinox S.A.	2,131	38,844
ACS Actividades de Construccion y Servicios S.A.	4,745	223,779
Amadeus IT Holding S.A., Class A*	7,283	151,505
Banco Bilbao Vizcaya Argentaria S.A.	186,745	2,188,782
Banco de Sabadell S.A.	32,625	134,843
Banco Popular Espanol S.A.	28,732	161,715
Banco Santander S.A.	275,836	3,182,722
Bankinter S.A.	10,548	71,594
Criteria Caixacorp S.A.	357,109	2,491,079
EDP Renovaveis S.A.*	10,233	67,508
Enagas S.A.	5,174	125,464
Ferrovial S.A.	13,481	170,226
Fomento de Construcciones y Contratas S.A.	1,127	34,363
Gas Natural SDG S.A.	64,523	1,352,775
Grifols S.A.	4,422	88,731
Iberdrola Renovables S.A.	23,999	106,011
Iberdrola S.A.*	126,738	1,127,970

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Inditex S.A.	61,427	$5,609,322
Indra Sistemas S.A.	2,454	50,753
Mapfre S.A.	30,295	112,366
Mediaset Espana Comunicacion S.A.	3,504	30,444
Red Electrica Corporacion S.A.	3,279	198,141
Repsol YPF S.A.	25,561	887,447
Telefonica S.A.	135,811	3,321,116
Zardoya Otis S.A.*†	232	3,417
Zardoya Otis S.A. (Spanish Stock Exchange)	4,648	68,452

		22,364,414

Sweden (1.2%)
Alfa Laval AB	11,137	240,004
Assa Abloy AB, Class B	9,691	260,465
Atlas Copco AB, Class A	44,643	1,175,240
Atlas Copco AB, Class B	13,801	324,911
Boliden AB	8,132	150,323
Electrolux AB, Class B	7,364	175,719
Getinge AB, Class B	5,764	154,707
Hennes & Mauritz AB, Class B	33,924	1,169,155
Hexagon AB, Class B	8,436	207,761
Holmen AB, Class B	1,621	50,538
Husqvarna AB, Class B	17,251	114,157
Industrivarden AB, Class C	3,159	52,275
Investor AB, Class B	14,279	327,180
Kinnevik Investment AB, Class B	7,160	158,986
Modern Times Group AB, Class B	1,331	87,944
Nordea Bank AB	86,677	931,400
Ratos AB, Class B	6,714	128,882
Sandvik AB	32,399	568,092
Scania AB, Class B	11,380	263,953
Securitas AB, Class B	12,270	129,859
Skandinaviska Enskilda Banken AB, Class A	44,425	363,140
Skanska AB, Class B	12,395	221,840
SKF AB, Class B	12,253	354,526
SSAB AB, Class A	4,639	69,349
Svenska Cellulosa AB, Class B	18,875	265,775
Svenska Handelsbanken AB, Class A	15,725	485,058
Swedbank AB, Class A	25,695	431,568
Swedish Match AB	7,007	234,970
Tele2 AB, Class B	9,929	196,230
Telefonaktiebolaget LM Ericsson, Class B	97,564	1,403,218
TeliaSonera AB	73,825	541,579
Volvo AB, Class B	44,778	782,318

		12,021,122

Switzerland (8.1%)
ABB Ltd. (Registered)*	107,067	2,776,390
Actelion Ltd. (Registered)*	3,527	173,670
Adecco S.A. (Registered)*	4,104	263,122
Aryzta AG	2,479	132,837
Baloise Holding AG (Registered)	1,402	144,549
Cie Financiere Richemont S.A., Class A	16,934	1,108,887
Clariant AG (Registered)*	66,500	1,271,147

	Number of Shares	Value (Note 1)

Credit Suisse Group AG (Registered)*	58,035	$2,255,721
GAM Holding AG*	5,934	97,369
Geberit AG (Registered)*	1,210	286,699
Givaudan S.A. (Registered)*	276	292,006
Glencore International plc*	25,402	200,175
Holcim Ltd. (Registered)*	15,528	1,171,890
Informa plc	230,300	1,597,216
Julius Baer Group Ltd.*	109,645	4,525,758
Kuehne + Nagel International AG (Registered)	1,868	283,518
Lindt & Spruengli AG	35	109,071
Lindt & Spruengli AG (Registered)	4	145,739
Lonza Group AG (Registered)*	1,460	114,266
Nestle S.A. (Registered)	216,803	13,474,145
Novartis AG (Registered)	154,037	9,435,916
Pargesa Holding S.A.	1,111	102,911
Roche Holding AG	71,199	11,911,524
Schindler Holding AG	1,616	196,446
Schindler Holding AG (Registered)	878	106,625
SGS S.A. (Registered)	363	689,125
Sika AG	61	146,979
Sonova Holding AG (Registered)*	1,450	135,727
STMicroelectronics N.V.	19,085	190,207
Straumann Holding AG (Registered)	316	76,270
Sulzer AG (Registered)	697	113,415
Swatch Group AG	13,500	6,811,222
Swatch Group AG (Registered)	1,682	151,054
Swiss Life Holding AG (Registered)*	901	147,722
Swiss Reinsurance Co., Ltd.*	11,617	652,321
Swisscom AG (Registered)	806	369,381
Syngenta AG (Registered)*	3,165	1,068,442
Transocean Ltd.	10,415	679,107
UBS AG (Registered)*	152,723	2,784,920
Wolseley plc	9,511	310,199
Xstrata plc	453,743	10,006,747
Zurich Financial Services AG*	8,242	2,083,137

		78,593,572

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	376,443	4,746,946

United Kingdom (14.3%)
3i Group plc	32,514	146,670
Admiral Group plc	6,237	166,166
Aggreko plc	8,471	262,274
AMEC plc	11,118	194,294
Anglo American plc	43,208	2,141,289
Antofagasta plc	13,212	295,623
ARM Holdings plc	364,833	3,450,432
Associated British Foods plc	11,893	206,728
AstraZeneca plc	147,702	7,375,009
Autonomy Corp. plc*	19,406	531,686
Aviva plc	405,492	2,855,113
Babcock International Group plc	11,991	137,012
BAE Systems plc	528,320	2,700,799

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Balfour Beatty plc	23,696	$117,332
Barclays plc	2,100,780	8,647,245
BG Group plc	177,529	4,029,116
BHP Billiton plc	72,223	2,830,813
BP plc	1,035,408	7,628,879
British American Tobacco plc	89,635	3,929,001
British Land Co. plc (REIT)	29,707	290,179
British Sky Broadcasting Group plc	37,982	515,858
BT Group plc, Class A	259,746	842,524
Bunzl plc	10,989	137,573
Burberry Group plc	51,661	1,201,118
Cairn Energy plc*	43,780	291,477
Capita Group plc	20,877	239,749
Capital Shopping Centres Group plc (REIT)	16,532	106,004
Carnival plc	5,549	215,072
Centrica plc	299,735	1,555,344
Cobham plc	38,352	130,152
Compass Group plc	62,136	599,381
Cookson Group plc	67,500	728,605
Diageo plc	83,243	1,700,831
Eurasian Natural Resources Corp.	8,489	106,485
Firstgroup plc	12,210	66,822
G4S plc	42,319	190,048
GKN plc	460,500	1,713,318
GlaxoSmithKline plc	262,647	5,623,444
Hammerson plc (REIT)	23,536	181,783
Home Retail Group plc	29,399	77,180
HSBC Holdings plc (Hong Kong Exchange)	136,233	1,354,864
HSBC Holdings plc (London Exchange)	583,223	5,785,878
ICAP plc	84,818	643,647
Imperial Tobacco Group plc	98,226	3,265,849
Inmarsat plc	14,605	130,373
Intercontinental Hotels Group plc	8,613	176,259
International Consolidated Airlines Group S.A.*	31,006	125,732
International Power plc	51,006	263,362
Intertek Group plc	5,300	167,835
Invensys plc	27,024	139,632
Investec plc	13,763	111,445
ITV plc*	107,268	123,000
J Sainsbury plc	39,569	209,199
Johnson Matthey plc	7,193	226,977
Kazakhmys plc	7,170	159,022
Kingfisher plc	79,120	339,320
Land Securities Group plc (REIT)	25,330	346,348
Legal & General Group plc	196,397	372,602
Lloyds Banking Group plc*	4,927,533	3,871,879
London Stock Exchange Group plc	4,933	83,956
Lonmin plc	5,134	119,735
Man Group plc	175,159	665,556
Marks & Spencer Group plc	170,402	988,427
National Grid plc	115,383	1,135,449
Next plc	6,613	246,971
Old Mutual plc	189,202	405,112
Pearson plc	27,169	514,649
Petrofac Ltd.	7,884	191,585

	Number of Shares	Value (Note 1)

Prudential plc	233,771	$2,701,582
Randgold Resources Ltd.	3,019	253,843
Reckitt Benckiser Group plc	20,284	1,119,946
Reed Elsevier plc	177,849	1,617,428
Rentokil Initial plc*	345,000	526,324
Resolution Ltd.	48,205	227,469
Rexam plc	29,378	180,463
Rio Tinto plc	135,397	9,776,923
Rolls-Royce Holdings plc*	321,786	3,331,305
Rolls-Royce Holdings plc, Class C*†(b)	31,838,880	51,100
Royal Bank of Scotland Group plc*	566,441	351,125
RSA Insurance Group plc	114,322	247,316
SABMiller plc	31,392	1,144,500
Sage Group plc	44,002	204,034
Schroders plc	4,067	100,982
Scottish & Southern Energy plc	30,928	691,770
Segro plc (REIT)	21,225	106,329
Serco Group plc	16,438	145,681
Severn Trent plc	7,927	187,161
Smith & Nephew plc	29,672	316,561
Smiths Group plc	13,063	251,808
Standard Chartered plc	296,325	7,786,715
Standard Life plc	74,922	253,134
Subsea 7 S.A.*	9,283	237,461
Tesco plc	395,430	2,553,877
Thomas Cook Group plc	249,200	531,970
TUI Travel plc	18,728	67,504
Tullow Oil plc	190,240	3,786,315
Unilever plc	85,299	2,752,664
United Utilities Group plc	22,841	219,456
Vedanta Resources plc	4,570	153,728
Vodafone Group plc	3,791,716	10,076,980
Weir Group plc	6,560	223,957
Whitbread plc	5,868	152,106
WM Morrison Supermarkets plc	70,471	336,721

		138,989,329

United States (0.5%)
Citigroup, Inc.	111,213	4,630,909
Sims Metal Management Ltd.	4,602	88,079
Synthes, Inc.§	2,052	361,339

		5,080,327

Total Common Stocks (85.6%) (Cost $690,444,746)		829,942,057

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Popular Espanol S.A., expiring 7/7/11*	28,732	2,083
Criteria Caixacorp S.A., expiring 7/15/11*	357,109	26,929

Total Rights (0.0%) (Cost $0)		29,012

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $0)	155	$21

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.2%)
BlackRock Liquidity Funds TempFund 0.08%‡	1,955,384	1,955,384

	Principal Amount	Value (Note 1)
Time Deposit (1.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$11,073,442	11,073,442

Total Short-Term Investments (1.3%) (Cost $13,028,826)		13,028,826

Total Investments (86.9%) (Cost $703,473,572)		842,999,916
Other Assets Less Liabilities (13.1%)		127,362,520

Net Assets (100%)		$970,362,436

*	Non-income producing.
†	Securities (totalling $147,248 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $361,339 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$269,791	$—	$240,313	$—	$3,941	$16,640
AXA S.A.	925,330	—	—	1,262,774	48,316	—
BlackRock Liquidity Funds TempFund	2,903,453	20,108,032	21,056,101	1,955,384	2,402	—

	$4,098,574	$20,108,032	$21,296,414	$3,218,158	$54,659	$16,640

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,267	September-11	$50,443,408	$52,327,444	$1,884,036
E-Mini MSCI EAFE Index	5	September-11	414,034	428,975	14,941
FTSE 100 Index	332	September-11	30,658,284	31,451,082	792,798
SPI 200 Index	104	September-11	12,611,251	12,830,487	219,236
TOPIX Index	296	September-11	29,743,533	31,234,333	1,490,800

					$4,401,811

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	100	$106,246	$105,472	$774
British Pound vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	300	481,060	487,110	(6,050)
European Union Euro vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	7,300	10,564,049	10,405,749	158,300
Japanese Yen vs. U.S. Dollar, expiring 7/8/11	State Street Bank & Trust	92,597	1,150,220	1,142,765	7,455
Japanese Yen vs. U.S. Dollar, expiring 7/8/11	State Street Bank & Trust	166,771	2,071,592	2,063,855	7,737
Japanese Yen vs. U.S. Dollar, expiring 7/8/11	State Street Bank & Trust	267,537	3,323,279	3,342,369	(19,090)
Japanese Yen vs. U.S. Dollar, expiring 9/16/11	HSBC Bank plc	170,000	2,112,556	2,109,508	3,048

					$152,174

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 9/15/11	JPMorgan Chase Bank	419	$429,081	$433,644	$(4,563)
Canadian Dollar vs. U.S. Dollar, expiring 9/15/11	JPMorgan Chase Bank	7,454	7,618,016	7,714,520	(96,504)
Japanese Yen vs. U.S. Dollar, expiring 7/8/11	State Street Bank & Trust	870,426	10,201,715	10,812,230	(610,515)
Japanese Yen vs. U.S. Dollar, expiring 7/8/11	State Street Bank & Trust	891,216	10,484,150	11,070,480	(586,330)
Japanese Yen vs. U.S. Dollar, expiring 9/15/11	JPMorgan Chase Bank	346,551	4,324,374	4,306,490	17,884

					$(1,280,028)

					$(1,127,854)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,394,395	$107,862,981	$—	$114,257,376
Consumer Staples	—	66,164,929	—	66,164,929
Energy	15,770,759	58,083,527	—	73,854,286
Financials	12,770,612	175,353,453	—	188,124,065
Health Care	604,920	62,476,373	—	63,081,293
Industrials	9,189,507	99,263,888	54,517	108,507,912
Information Technology	14,038,049	44,177,024	—	58,215,073
Materials	6,063,564	83,330,739	92,731	89,487,034
Telecommunication Services	4,060,586	38,884,383	—	42,944,969
Utilities	—	25,305,120	—	25,305,120

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Forward Currency Contracts	$—	$195,198	$—	$195,198
Futures	4,401,811	—	—	4,401,811
Rights
Financials	—	29,012	—	29,012
Short-Term Investments	—	13,028,826	—	13,028,826
Warrants
Consumer Staples	—	21	—	21

Total Assets	$73,294,203	$774,155,474	$147,248	$847,596,925

Liabilities:
Forward Currency Contracts	—	(1,323,052)	—	(1,323,052)

Total Liabilities	$—	$(1,323,052)	$—	$(1,323,052)

Total	$73,294,203	$772,832,422	$147,248	$846,273,873

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Materials	Investments in Common Stocks-Industrials

Balance as of 12/31/10	$—	$35,243
Total gains or losses (realized/unrealized) included in earnings	(30,939)	54,338
Purchases	123,670	—
Sales	—	(35,064)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$92,731	$54,517

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	($30,939)	$54,338

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	195,198
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,401,811	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,597,009

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(1,323,052)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,323,052)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	42,929	—	42,929
Credit contracts	—	—	—	—	—
Equity contracts	—	(3,027,200)	—	—	(3,027,200)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(3,027,200)	$42,929	$—	$(2,984,271)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(975,408)	—	(975,408)
Credit contracts	—	—	—	—	—
Equity contracts	—	4,717,165	—	—	4,717,165
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,717,165	$(975,408)	$—	$3,741,757

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $42,816,000 and futures contracts with an average notional balance of approximately $130,261,000 during the six months June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$200,421,974
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$246,252,834

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,366,330
Aggregate gross unrealized depreciation	(38,087,117)

Net unrealized appreciation	$125,279,213

Federal income tax cost of investments	$717,720,703

For the six months ended June 30, 2011, the Portfolio incurred approximately $23 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital carryforward loss of $1,100,528,787 of which $128,774,179 expires in the year 2016 and $971,754,608 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,070,272)	$3,218,158
Unaffiliated Issuers (Cost $700,403,300)	839,781,758
Cash	1,777,996
Foreign cash (Cost $108,202,921)	114,385,433
Cash held as collateral at broker	8,863,000
Receivable for securities sold	4,287,590
Dividends, interest and other receivables	2,816,142
Due from broker for futures variation margin	2,491,711
Unrealized appreciation of forward foreign currency contracts	195,198
Receivable from Separate Accounts for Trust shares sold	170,088
Receivable from investment sub-advisor	229
Other assets	5,754

Total assets	977,993,057

LIABILITIES
Payable for securities purchased	4,814,801
Unrealized depreciation of forward foreign currency contracts	1,323,052
Investment management fees payable	656,028
Payable to Separate Accounts for Trust shares redeemed	390,887
Administrative fees payable	133,274
Distribution fees payable - Class B	113,379
Trustees’ fees payable	33,392
Accrued expenses	165,808

Total liabilities	7,630,621

NET ASSETS	$970,362,436

Net assets were comprised of:
Paid in capital	$1,898,977,490
Accumulated undistributed net investment income (loss)	8,778,432
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(1,086,502,351)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	149,108,865

Net assets	$970,362,436

Class A
Net asset value, offering and redemption price per share, $407,790,770 / 35,740,791 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.41

Class B
Net asset value, offering and redemption price per share, $562,571,666 / 49,452,402 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($54,659 of dividend income received from affiliates) (net of $1,611,225 foreign withholding tax)	$15,549,621
Interest	153,106

Total income	15,702,727

EXPENSES
Investment management fees	4,135,313
Administrative fees	756,254
Distribution fees - Class B	715,516
Custodian fees	122,171
Printing and mailing expenses	38,486
Professional fees	30,452
Trustees’ fees	8,232
Miscellaneous	19,655

Gross expenses	5,826,079
Less: Reimbursement from sub-advisor	(1,054)
Fees paid indirectly	(211)

Net expenses	5,824,814

NET INVESTMENT INCOME (LOSS)	9,877,913

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($16,640 of realized gain (loss) from affiliates)	27,009,254
Foreign currency transactions	512,047
Futures	(3,027,200)

Net realized gain (loss)	24,494,101

Change in unrealized appreciation (depreciation) on:
Securities	(9,972,229)
Foreign currency translations	3,493,797
Futures	4,717,165

Net change in unrealized appreciation (depreciation)	(1,761,267)

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,732,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,610,747

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,877,913	$12,742,488
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying portfolio	24,494,101	72,231,308
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(1,761,267)	(21,240,831)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	32,610,747	63,732,965

DIVIDENDS:
Dividends from net investment income
Class A	—	(13,181,231)
Class B	—	(16,332,731)

TOTAL DIVIDENDS	—	(29,513,962)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 421,019 and 1,160,220 shares, respectively ]	4,745,722	11,912,517
Capital shares issued in reinvestment of dividends [0 and 1,224,667 shares, respectively]	—	13,181,231
Capital shares repurchased [ (2,447,434) and (20,410,925) shares, respectively ]	(27,660,694)	(216,024,796)

Total Class A transactions	(22,914,972)	(190,931,048)

Class B
Capital shares sold [ 2,007,317 and 5,286,529 shares, respectively ]	22,669,340	54,699,817
Capital shares issued in reinvestment of dividends [ 0 and 1,518,010 shares, respectively ]	—	16,332,731
Capital shares repurchased [ (4,779,431) and (10,591,429) shares, respectively ]	(54,100,273)	(109,062,421)

Total Class B transactions	(31,430,933)	(38,029,873)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,345,905)	(228,960,921)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,735,158)	(194,741,918)
NET ASSETS:
Beginning of period	992,097,594	1,186,839,512

End of period (a)	$970,362,436	$992,097,594

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,778,432	$(1,099,481)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.04	$10.62	$8.29	$16.38	$15.58	$13.03

Income (loss) from investment operations:
Net investment income (loss)	0.12 (e)	0.13 (e)	0.14 (e)	0.28 (e)	0.21 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.25	0.64	2.37	(7.90)	1.73	3.20

Total from investment operations	0.37	0.77	2.51	(7.62)	1.94	3.31

Less distributions:
Dividends from net investment income	—	(0.35)	(0.18)	(0.22)	(0.16)	(0.11)
Distributions from net realized gains	—	—	—	(0.25)	(0.98)	(0.65)

Total dividends and distributions	—	(0.35)	(0.18)	(0.47)	(1.14)	(0.76)

Net asset value, end of period	$11.41	$11.04	$10.62	$8.29	$16.38	$15.58

Total return (b)	3.35%	7.32%	30.28%	(47.13)%	12.73%	25.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$407,791	$416,772	$592,797	$1,448,943	$2,193,441	$1,356,428
Ratio of expenses to average net assets:
After reimbursements (a)	1.03%	1.04%	0.97%	1.25%	1.23%	1.27%
After reimbursements and fees paid indirectly (a)	1.03%	1.04%	0.97%	1.25%	1.23%	1.27%
Before reimbursements and fees paid indirectly (a)	1.04%	1.04%	1.06%	1.25%	1.23%	1.28%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	2.14%	1.29%	1.65%	2.19%	1.27%	0.78%
After reimbursements and fees paid indirectly (a)	2.14%	1.29%	1.65%	2.19%	1.27%	0.78%
Before reimbursements and fees paid indirectly (a)	2.14%	1.29%	1.56%	2.19%	1.27%	0.77%
Portfolio turnover rate	23%	47%	87%	56%	47%	45%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010	2009		2008	2007	2006
Net asset value, beginning of period	$11.02		$10.61	$8.28		$16.35	$15.56	$13.01

Income (loss) from investment operations:
Net investment income (loss)	0.11	(e)	0.11 (e)	0.15	(e)	0.26 (e)	0.17 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.25		0.62	2.33		(7.88)	1.72	3.17

Total from investment operations	0.36		0.73	2.48		(7.62)	1.89	3.27

Less distributions:
Dividends from net investment income	—		(0.32)	(0.15)		(0.20)	(0.12)	(0.07)
Distributions from net realized gains	—		—	—		(0.25)	(0.98)	(0.65)

Total dividends and distributions	—		(0.32)	(0.15)		(0.45)	(1.10)	(0.72)

Net asset value, end of period	$11.38		$11.02	$10.61		$8.28	$16.35	$15.56

Total return (b)	3.27%		6.95%	29.99%		(47.23)%	12.39%	25.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$562,572		$575,326	$594,043		$467,913	$905,461	$765,683
Ratio of expenses to average net assets:
After reimbursements (a)	1.28%		1.29%	1.25%		1.49%	1.48%	1.52%
After reimbursements and fees paid indirectly (a)	1.28%		1.29%	1.25%		1.49%	1.48%	1.52%
Before reimbursements and fees paid indirectly (a)	1.29	%(c)	1.29%	1.31	%(c)	1.49%	1.48%	1.53%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.90%		1.09%	1.66%		1.99%	1.08%	0.68%
After reimbursements and fees paid indirectly (a)	1.90%		1.09%	1.66%		1.99%	1.08%	0.68%
Before reimbursements and fees paid indirectly (a)	1.90%		1.09%	1.62%		1.99%	1.08%	0.67%
Portfolio turnover rate	23%		47%	87%		56%	47%	45%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	16.3%
Financials	12.2
Energy	11.2
Consumer Discretionary	11.0
Health Care	10.5
Industrials	6.4
Consumer Staples	4.7
Telecommunication Services	2.9
Materials	2.7
Utilities	1.3
Cash and Other	20.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,061.90	$4.50
Hypothetical (5% average return before expenses)	1,000.00	1,020.43	4.41
Class B
Actual	1,000.00	1,061.00	5.77
Hypothetical (5% average return before expenses)	1,000.00	1,019.19	5.66

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.88% and 1.13%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	4,700	$78,819
Johnson Controls, Inc.	13,200	549,912
Lear Corp.	12,700	679,196
TRW Automotive Holdings Corp.*	8,600	507,658

		1,815,585

Automobiles (0.5%)
Ford Motor Co.*	234,955	3,240,029
General Motors Co.*	21,300	646,668
Harley-Davidson, Inc.	4,600	188,462

		4,075,159

Distributors (0.0%)
Genuine Parts Co.	3,100	168,640

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,500	109,200
DeVry, Inc.	1,200	70,956
H&R Block, Inc.	6,000	96,240

		276,396

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	8,400	316,092
Chipotle Mexican Grill, Inc.*	598	184,297
Darden Restaurants, Inc.	2,700	134,352
International Game Technology	5,800	101,964
Las Vegas Sands Corp.*	46,990	1,983,448
Life Time Fitness, Inc.*	87,020	3,472,968
Marriott International, Inc., Class A	29,830	1,058,667
McDonald’s Corp.	22,300	1,880,336
Royal Caribbean Cruises Ltd.*	4,900	184,436
Starbucks Corp.	14,500	572,605
Starwood Hotels & Resorts Worldwide, Inc.	3,700	207,348
Vail Resorts, Inc.	32,790	1,515,554
Wyndham Worldwide Corp.	3,400	114,410
Wynn Resorts Ltd.	1,500	215,310
Yum! Brands, Inc.	9,200	508,208

		12,449,995

Household Durables (0.5%)
D.R. Horton, Inc.	5,400	62,208
Fortune Brands, Inc.	6,400	408,128
Harman International Industries, Inc.	1,300	59,241
Leggett & Platt, Inc.	2,800	68,264
Lennar Corp., Class A	3,100	56,265
Newell Rubbermaid, Inc.	5,600	88,368
NVR, Inc.*	600	435,288
Pulte Group, Inc.*	339,207	2,598,326
Whirlpool Corp.	1,500	121,980

		3,898,068

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	7,000	1,431,430
Expedia, Inc.	3,900	113,061

	Number of Shares	Value (Note 1)

Netflix, Inc.*	8,475	$2,226,298
priceline.com, Inc.*	1,000	511,930

		4,282,719

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,700	118,611
Mattel, Inc.	7,000	192,430

		311,041

Media (3.0%)
Cablevision Systems Corp. - New York Group, Class A	4,700	170,187
CBS Corp., Class B	194,755	5,548,570
Comcast Corp., Class A	110,100	2,789,934
DIRECTV, Class A*	80,274	4,079,525
Discovery Communications, Inc., Class A*	5,517	225,976
Gannett Co., Inc.	21,100	302,152
Interpublic Group of Cos., Inc.	53,800	672,500
McGraw-Hill Cos., Inc.	18,500	775,335
News Corp., Class A	98,600	1,745,220
Omnicom Group, Inc.	5,900	284,144
Scripps Networks Interactive, Inc., Class A	1,800	87,984
Time Warner Cable, Inc.	36,949	2,883,500
Time Warner, Inc.	21,733	790,429
Viacom, Inc., Class B	32,900	1,677,900
Walt Disney Co.	37,100	1,448,384
Washington Post Co., Class B	200	83,790

		23,565,530

Multiline Retail (0.3%)
Big Lots, Inc.*	1,400	46,410
Family Dollar Stores, Inc.	2,500	131,400
J.C. Penney Co., Inc.	4,600	158,884
Kohl’s Corp.	6,000	300,060
Macy’s, Inc.	8,200	239,768
Nordstrom, Inc.	3,300	154,902
Sears Holdings Corp.*	900	64,296
Target Corp.	18,900	886,599

		1,982,319

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A	1,700	113,764
AutoNation, Inc.*	1,200	43,932
AutoZone, Inc.*	5,520	1,627,572
Bed Bath & Beyond, Inc.*	5,100	297,687
Best Buy Co., Inc.	142,200	4,466,502
CarMax, Inc.*	4,378	144,780
Foot Locker, Inc.	17,000	403,920
GameStop Corp., Class A*	11,900	317,373
Gap, Inc.	264,700	4,791,070
Home Depot, Inc.	32,100	1,162,662
Limited Brands, Inc.	20,300	780,535
Lowe’s Cos., Inc.	63,900	1,489,509
Office Depot, Inc.*	60,400	254,888
O’Reilly Automotive, Inc.*	2,700	176,877
Ross Stores, Inc.	14,300	1,145,716
Staples, Inc.	225,800	3,567,640
Tiffany & Co.	18,890	1,483,243
TJX Cos., Inc.	32,415	1,702,760

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Urban Outfitters, Inc.*	2,447	$68,883

		24,039,313

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	38,810	2,481,123
NIKE, Inc., Class B	51,590	4,642,068
Polo Ralph Lauren Corp.	13,655	1,810,790
VF Corp.	1,700	184,552

		9,118,533

Total Consumer Discretionary		85,983,298

Consumer Staples (4.7%)
Beverages (0.8%)
Brown-Forman Corp., Class B	2,000	149,380
Coca-Cola Co.	45,500	3,061,695
Coca-Cola Enterprises, Inc.	6,600	192,588
Constellation Brands, Inc., Class A*	33,300	693,306
Dr. Pepper Snapple Group, Inc.	4,400	184,492
Molson Coors Brewing Co., Class B	3,100	138,694
PepsiCo, Inc.	31,093	2,189,880

		6,610,035

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	8,500	690,540
CVS Caremark Corp.	26,600	999,628
Kroger Co.	52,900	1,311,920
Safeway, Inc.	7,300	170,601
SUPERVALU, Inc.	4,100	38,581
Sysco Corp.	11,400	355,452
Walgreen Co.	18,100	768,526
Wal-Mart Stores, Inc.	38,369	2,038,928
Whole Foods Market, Inc.	2,900	184,005

		6,558,181

Food Products (0.8%)
Archer-Daniels-Midland Co.	12,500	376,875
Bunge Ltd.	12,000	827,400
Campbell Soup Co.	3,700	127,835
ConAgra Foods, Inc.	26,400	681,384
Dean Foods Co.*	3,500	42,945
General Mills, Inc.	17,200	640,184
H.J. Heinz Co.	6,300	335,664
Hershey Co.	3,000	170,550
Hormel Foods Corp.	2,600	77,506
J.M. Smucker Co.	2,300	175,812
Kellogg Co.	5,000	276,600
Kraft Foods, Inc., Class A	34,200	1,204,866
McCormick & Co., Inc. (Non-Voting)	2,600	128,882
Mead Johnson Nutrition Co.	3,993	269,727
Sara Lee Corp.	12,500	237,375
Smithfield Foods, Inc.*	9,100	199,017
Tyson Foods, Inc., Class A	26,700	518,514

		6,291,136

Household Products (1.0%)
Clorox Co.	2,700	182,088
Colgate-Palmolive Co.	21,290	1,860,959
Kimberly-Clark Corp.	10,900	725,504

	Number of Shares	Value (Note 1)

Procter & Gamble Co.	74,700	$4,748,679

		7,517,230

Personal Products (0.3%)
Avon Products, Inc.	8,400	235,200
Estee Lauder Cos., Inc., Class A	18,725	1,969,683

		2,204,883

Tobacco (1.0%)
Altria Group, Inc.	109,958	2,903,991
Lorillard, Inc.	2,900	315,723
Philip Morris International, Inc.	68,713	4,587,967
Reynolds American, Inc.	9,000	333,450

		8,141,131

Total Consumer Staples		37,322,596

Energy (11.2%)
Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	69,863	5,069,260
Cameron International Corp.*	4,700	236,363
Diamond Offshore Drilling, Inc.	1,400	98,574
Ensco plc (ADR)	15,200	810,160
FMC Technologies, Inc.*	4,800	214,992
Halliburton Co.	17,800	907,800
Helmerich & Payne, Inc.	8,893	588,005
McDermott International, Inc.*	19,200	380,352
Nabors Industries Ltd.*	33,200	818,048
National Oilwell Varco, Inc.	8,200	641,322
Noble Corp.	4,993	196,774
Rowan Cos., Inc.*	2,400	93,144
Schlumberger Ltd.	51,423	4,442,947
Transocean Ltd.	106,900	6,901,464

		21,399,205

Oil, Gas & Consumable Fuels (8.5%)
Alpha Natural Resources, Inc.*	4,350	197,664
Anadarko Petroleum Corp.	16,200	1,243,512
Apache Corp.	7,500	925,425
Cabot Oil & Gas Corp.	2,000	132,620
Chesapeake Energy Corp.	12,800	380,032
Chevron Corp.	70,200	7,219,368
ConocoPhillips	56,200	4,225,678
Consol Energy, Inc.	4,400	213,312
Denbury Resources, Inc.*	7,805	156,100
Devon Energy Corp.	27,200	2,143,632
El Paso Corp.	13,700	276,740
EOG Resources, Inc.	5,000	522,750
EQT Corp.	2,900	152,308
Exxon Mobil Corp.#	237,726	19,346,142
Gazprom OAO (ADR)*	298,800	4,347,540
Hess Corp.	56,882	4,252,498
INPEX Corp.	885	6,533,716
Marathon Oil Corp.	43,600	2,296,848
Murphy Oil Corp.	5,200	341,432
Newfield Exploration Co.*	2,600	176,852
Nexen, Inc.	27,600	621,000
Noble Energy, Inc.	3,400	304,742
Occidental Petroleum Corp.	32,620	3,393,785
Peabody Energy Corp.	5,300	312,223
Pioneer Natural Resources Co.	2,300	206,011
QEP Resources, Inc.	3,447	144,188

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Range Resources Corp.	3,100	$172,050
Royal Dutch Shell plc (ADR), Class A	6,000	426,780
SandRidge Energy, Inc.*	394,677	4,207,257
Southwestern Energy Co.*	6,800	291,584
Spectra Energy Corp.	12,600	345,366
Sunoco, Inc.	2,300	95,933
Tesoro Corp.*	13,000	297,830
Valero Energy Corp.	11,000	281,270
Williams Cos., Inc.	11,400	344,850

		66,529,038

Total Energy		87,928,243

Financials (12.2%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	4,900	282,632
Bank of New York Mellon Corp.	24,200	620,004
BlackRock, Inc.	1,862	357,150
Blackstone Group LP	16,400	271,584
Charles Schwab Corp.	19,400	319,130
E*TRADE Financial Corp.*	3,860	53,268
Federated Investors, Inc., Class B	1,700	40,528
Franklin Resources, Inc.	2,900	380,741
Goldman Sachs Group, Inc.	56,648	7,539,283
Invesco Ltd.	9,000	210,600
Janus Capital Group, Inc.	3,500	33,040
Legg Mason, Inc.	3,000	98,280
Morgan Stanley	105,418	2,425,668
Northern Trust Corp.	4,700	216,012
State Street Corp.	9,800	441,882
T. Rowe Price Group, Inc.	5,000	301,700

		13,591,502

Commercial Banks (3.1%)
BB&T Corp.	13,500	362,340
CIT Group, Inc.*	32,795	1,451,507
Comerica, Inc.	3,400	117,538
Fifth Third Bancorp	15,500	197,625
First Horizon National Corp.	4,697	44,809
Huntington Bancshares, Inc./Ohio	14,000	91,840
KeyCorp	17,200	143,276
M&T Bank Corp.	2,400	211,080
Marshall & Ilsley Corp.	10,300	82,091
Mitsubishi UFJ Financial Group, Inc.	904,974	4,405,661
PNC Financial Services Group, Inc.	10,262	611,718
Regions Financial Corp.	24,600	152,520
SunTrust Banks, Inc.	9,700	250,260
Turkiye Garanti Bankasi A.S. (ADR)	964,000	4,434,400
U.S. Bancorp	287,130	7,324,686
Wells Fargo & Co.	140,100	3,931,206
Zions Bancorp	3,400	81,634

		23,894,191

Consumer Finance (0.4%)
American Express Co.	20,525	1,061,143
Capital One Financial Corp.	36,890	1,906,106
Discover Financial Services	10,600	283,550

	Number of Shares	Value (Note 1)

SLM Corp.	9,500	$159,695

		3,410,494

Diversified Financial Services (3.8%)
Bank of America Corp.	709,200	7,772,832
Citigroup, Inc.	110,394	4,596,806
CME Group, Inc.	1,400	408,226
IntercontinentalExchange, Inc.*	1,500	187,065
JPMorgan Chase & Co.	351,850	14,404,739
Leucadia National Corp.	3,800	129,580
Moody’s Corp.	21,000	805,350
NASDAQ OMX Group, Inc.*	2,700	68,310
NYSE Euronext	39,183	1,342,802

		29,715,710

Insurance (2.7%)
ACE Ltd.	15,765	1,037,652
Aflac, Inc.	9,200	429,456
Allstate Corp.	14,400	439,632
American International Group, Inc.*	8,388	245,936
Aon Corp.	6,400	328,320
Assurant, Inc.	2,100	76,167
Berkshire Hathaway, Inc., Class B*	33,942	2,626,771
Chubb Corp.	8,300	519,663
Cincinnati Financial Corp.	3,100	90,458
Genworth Financial, Inc., Class A*	409,400	4,208,632
Hartford Financial Services Group, Inc.	242,700	6,399,999
Lincoln National Corp.	6,200	176,638
Loews Corp.	6,200	260,958
Marsh & McLennan Cos., Inc.	10,600	330,614
MetLife, Inc.	20,488	898,809
Principal Financial Group, Inc.	6,200	188,604
Progressive Corp.	12,900	275,802
Prudential Financial, Inc.	9,500	604,105
Torchmark Corp.	1,600	102,624
Travelers Cos., Inc.	26,400	1,541,232
Unum Group	6,200	157,976
XL Group plc	6,300	138,474

		21,078,522

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	2,200	56,166
AvalonBay Communities, Inc. (REIT)	1,700	218,280
Boston Properties, Inc. (REIT)	2,800	297,248
Equity Residential (REIT)	5,600	336,000
HCP, Inc. (REIT)	6,300	231,147
Health Care REIT, Inc. (REIT)	2,800	146,804
Host Hotels & Resorts, Inc. (REIT)	12,958	219,638
Kimco Realty Corp. (REIT)	7,900	147,256
Plum Creek Timber Co., Inc. (REIT)	3,100	125,674
ProLogis, Inc. (REIT)	8,247	295,573
Public Storage (REIT)	2,800	319,228

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Simon Property Group, Inc. (REIT)	5,709	$663,557
Ventas, Inc. (REIT)	3,100	163,401
Vornado Realty Trust (REIT)	3,169	295,287
Weyerhaeuser Co. (REIT)	10,422	227,825

		3,743,084

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,600	140,616

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,300	84,357
People’s United Financial, Inc.	7,200	96,768

		181,125

Total Financials		95,755,244

Health Care (10.5%)
Biotechnology (2.6%)
Alexion Pharmaceuticals, Inc.*	43,540	2,047,686
Amgen, Inc.*	27,800	1,622,130
Biogen Idec, Inc.*	4,700	502,524
Celgene Corp.*	43,010	2,594,363
Cephalon, Inc.*	1,500	119,850
Gilead Sciences, Inc.*	321,400	13,309,174

		20,195,727

Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	95,400	3,493,548
Baxter International, Inc.	11,400	680,466
Becton, Dickinson and Co.	4,500	387,765
Boston Scientific Corp.*	29,700	205,227
C.R. Bard, Inc.	1,800	197,748
CareFusion Corp.*	4,350	118,190
Covidien plc	9,576	509,730
DENTSPLY International, Inc.	2,700	102,816
Edwards Lifesciences Corp.*	2,238	195,109
Intuitive Surgical, Inc.*	800	297,688
Kinetic Concepts, Inc.*	7,400	426,462
Medtronic, Inc.	21,100	812,983
St. Jude Medical, Inc.	6,700	319,456
Stryker Corp.	6,700	393,223
Varian Medical Systems, Inc.*	66,048	4,624,681
Zimmer Holdings, Inc.*	3,900	246,480

		13,011,572

Health Care Providers & Services (1.8%)
Aetna, Inc.	10,600	467,354
AmerisourceBergen Corp.	5,400	223,560
Cardinal Health, Inc.	6,800	308,856
CIGNA Corp.	5,300	272,579
Community Health Systems, Inc.*	84,400	2,167,392
Coventry Health Care, Inc.*	2,900	105,763
DaVita, Inc.*	1,900	164,559
Express Scripts, Inc.*	60,350	3,257,693
Health Net, Inc.*	9,700	311,273
Humana, Inc.	20,120	1,620,465
Laboratory Corp. of America Holdings*	2,000	193,580
McKesson Corp.	5,000	418,250
Medco Health Solutions, Inc.*	8,300	469,116
Patterson Cos., Inc.	1,800	59,202

	Number of Shares	Value (Note 1)

Quest Diagnostics, Inc.	2,800	$165,480
Tenet Healthcare Corp.*	9,500	59,280
UnitedHealth Group, Inc.	41,500	2,140,570
WellPoint, Inc.	22,200	1,748,694

		14,153,666

Health Care Technology (0.0%)
Cerner Corp.*	2,810	171,719

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.*	6,800	347,548
Life Technologies Corp.*	3,700	192,659
PerkinElmer, Inc.	2,300	61,893
Thermo Fisher Scientific, Inc.*	106,700	6,870,413
Waters Corp.*	1,800	172,332

		7,644,845

Pharmaceuticals (3.4%)
Abbott Laboratories, Inc.	30,300	1,594,386
Allergan, Inc.	22,500	1,873,125
AstraZeneca plc (ADR)	26,300	1,316,841
Bristol-Myers Squibb Co.	33,524	970,855
Eli Lilly and Co.	19,800	743,094
Forest Laboratories, Inc.*	5,600	220,304
Hospira, Inc.*	3,300	186,978
Johnson & Johnson	86,300	5,740,676
Merck & Co., Inc.	81,841	2,888,169
Mylan, Inc.*	8,500	209,695
Pfizer, Inc.	272,535	5,614,221
Roche Holding AG	19,200	3,212,141
Shire plc (ADR)	24,970	2,352,424
Watson Pharmaceuticals, Inc.*	2,400	164,952

		27,087,861

Total Health Care		82,265,390

Industrials (6.4%)
Aerospace & Defense (1.7%)
Boeing Co.	34,785	2,571,655
General Dynamics Corp.	7,400	551,448
Goodrich Corp.	2,500	238,750
Honeywell International, Inc.	15,300	911,727
ITT Corp.	3,600	212,148
L-3 Communications Holdings, Inc.	2,200	192,390
Lockheed Martin Corp.	5,800	469,626
Northrop Grumman Corp.	26,300	1,823,905
Precision Castparts Corp.	19,320	3,181,038
Raytheon Co.	18,000	897,300
Rockwell Collins, Inc.	3,100	191,239
Textron, Inc.	5,300	125,133
United Technologies Corp.	18,100	1,602,031

		12,968,390

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,300	260,172
Expeditors International of Washington, Inc.	28,965	1,482,718
FedEx Corp.	8,500	806,225
United Parcel Service, Inc., Class B	19,400	1,414,842

		3,963,957

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Airlines (0.1%)
Delta Air Lines, Inc.*	59,700	$547,449
Southwest Airlines Co.	14,600	166,732

		714,181

Building Products (0.0%)
Masco Corp.	7,000	84,210

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,050	79,192
Cintas Corp.	2,450	80,924
Iron Mountain, Inc.	3,850	131,246
Pitney Bowes, Inc.	3,950	90,810
R.R. Donnelley & Sons Co.	3,950	77,460
Republic Services, Inc.	6,000	185,100
Stericycle, Inc.*	1,650	147,048
Waste Management, Inc.	9,300	346,611

		1,138,391

Construction & Engineering (0.1%)
Fluor Corp.	3,500	226,310
Jacobs Engineering Group, Inc.*	2,500	108,125
Quanta Services, Inc.*	4,200	84,840

		419,275

Electrical Equipment (0.3%)
Emerson Electric Co.	14,700	826,875
Rockwell Automation, Inc.	19,190	1,664,924
Roper Industries, Inc.	1,900	158,270

		2,650,069

Industrial Conglomerates (2.0%)
3M Co.	14,000	1,327,900
General Electric Co.	751,300	14,169,518
Tyco International Ltd.	9,520	470,574

		15,967,992

Machinery (1.1%)
Caterpillar, Inc.	17,000	1,809,820
Cummins, Inc.	3,900	403,611
Danaher Corp.	10,500	556,395
Deere & Co.	24,740	2,039,813
Dover Corp.	3,700	250,860
Eaton Corp.	6,600	339,570
Flowserve Corp.	1,100	120,879
Illinois Tool Works, Inc.	9,710	548,518
Ingersoll-Rand plc	20,553	933,312
Joy Global, Inc.	2,011	191,527
PACCAR, Inc.	7,100	362,739
Pall Corp.	2,200	123,706
Parker Hannifin Corp.	7,100	637,154
Snap-On, Inc.	1,100	68,728
Stanley Black & Decker, Inc.	3,277	236,108

		8,622,740

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,000	75,540
Equifax, Inc.	2,400	83,328
Robert Half International, Inc.	2,850	77,036

		235,904

Road & Rail (0.4%)
CSX Corp.	30,000	786,600
Norfolk Southern Corp.	7,100	532,003

	Number of Shares	Value (Note 1)

Ryder System, Inc.	1,000	$56,850
Union Pacific Corp.	13,200	1,378,080

		2,753,533

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,800	208,742
W.W. Grainger, Inc.	1,200	184,380

		393,122

Total Industrials		49,911,764

Information Technology (16.3%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	108,500	1,693,685
F5 Networks, Inc.*	1,600	176,400
Harris Corp.	2,500	112,650
JDS Uniphase Corp.*	4,300	71,638
Juniper Networks, Inc.*	69,225	2,180,587
Motorola Mobility Holdings, Inc.*	5,750	126,730
Motorola Solutions, Inc.*	17,971	827,385
QUALCOMM, Inc.	31,700	1,800,243
Tellabs, Inc.	7,200	33,192

		7,022,510

Computers & Peripherals (3.4%)
Apple, Inc.*	25,389	8,522,326
Dell, Inc.*	679,620	11,329,265
EMC Corp.*	40,300	1,110,265
Hewlett-Packard Co.	80,396	2,926,414
Lexmark International, Inc., Class A*	1,500	43,890
NetApp, Inc.*	48,165	2,542,149
SanDisk Corp.*	4,600	190,900
Western Digital Corp.*	4,500	163,710

		26,828,919

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	51,535	2,782,375
Corning, Inc.	148,810	2,700,902
FLIR Systems, Inc.	3,100	104,501
Jabil Circuit, Inc.	3,800	76,760
Molex, Inc.	2,700	69,579
TE Connectivity Ltd.	69,815	2,566,399

		8,300,516

Internet Software & Services (2.6%)
Akamai Technologies, Inc.*	3,600	113,292
eBay, Inc.*	104,606	3,375,636
Google, Inc., Class A*	23,820	12,061,971
Monster Worldwide, Inc.*	2,450	35,917
VeriSign, Inc.	3,300	110,418
Yahoo!, Inc.*	291,600	4,385,664

		20,082,898

IT Services (3.3%)
Accenture plc, Class A	4,100	247,722
Amdocs Ltd.*	151,420	4,601,654
Automatic Data Processing, Inc.	9,600	505,728
Cognizant Technology Solutions Corp., Class A*	22,480	1,648,683
Computer Sciences Corp.	3,000	113,880
Fidelity National Information Services, Inc.	5,100	157,029

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Fiserv, Inc.*	70,000	$4,384,100
International Business Machines Corp.	32,900	5,643,995
Mastercard, Inc., Class A	10,125	3,051,067
Paychex, Inc.	6,300	193,536
SAIC, Inc.*	5,700	95,874
Teradata Corp.*	52,645	3,169,229
Total System Services, Inc.	3,100	57,598
Visa, Inc., Class A	9,580	807,211
Western Union Co.	48,867	978,806

		25,656,112

Office Electronics (0.0%)
Xerox Corp.	27,079	281,893

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	11,200	78,288
Advanced Semiconductor Engineering, Inc. (ADR)	74,400	419,616
Altera Corp.	6,100	282,735
Analog Devices, Inc.	5,800	227,012
Applied Materials, Inc.	181,515	2,361,510
Broadcom Corp., Class A*	8,900	299,396
First Solar, Inc.*	1,100	145,497
Intel Corp.	144,800	3,208,768
KLA-Tencor Corp.	3,200	129,536
Lam Research Corp.*	9,000	398,520
Linear Technology Corp.	4,400	145,288
LSI Corp.*	12,000	85,440
MEMC Electronic Materials, Inc.*	355,104	3,029,037
Microchip Technology, Inc.	3,600	136,476
Micron Technology, Inc.*	16,700	124,916
National Semiconductor Corp.	4,600	113,206
Novellus Systems, Inc.*	1,700	61,438
NVIDIA Corp.*	11,300	180,066
ON Semiconductor Corp.*	393,322	4,118,081
Teradyne, Inc.*	3,500	51,800
Texas Instruments, Inc.	23,000	755,090
Xilinx, Inc.	5,000	182,350

		16,534,066

Software (2.9%)
Adobe Systems, Inc.*	43,205	1,358,797
Autodesk, Inc.*	4,400	169,840
BMC Software, Inc.*	3,500	191,450
CA, Inc.	7,500	171,300
Citrix Systems, Inc.*	3,700	296,000
Compuware Corp.*	4,200	40,992
Electronic Arts, Inc.*	6,400	151,040
Intuit, Inc.*	5,500	285,230
Microsoft Corp.	465,287	12,097,462
Oracle Corp.	230,446	7,583,978
Red Hat, Inc.*	3,700	169,830
Salesforce.com, Inc.*	2,300	342,654
Symantec Corp.*	15,200	299,744

		23,158,317

Total Information Technology		127,865,231

Materials (2.7%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	4,200	401,436

	Number of Shares	Value (Note 1)

Airgas, Inc.	1,500	$105,060
CF Industries Holdings, Inc.	1,400	198,338
Dow Chemical Co.	48,600	1,749,600
E.I. du Pont de Nemours & Co.	67,845	3,667,022
Eastman Chemical Co.	1,400	142,898
Ecolab, Inc.	4,500	253,710
FMC Corp.	1,400	120,428
International Flavors & Fragrances, Inc.	1,600	102,784
LyondellBasell Industries N.V., Class A	11,200	431,424
Monsanto Co.	10,500	761,670
PPG Industries, Inc.	4,300	390,397
Praxair, Inc.	6,000	650,340
Sherwin-Williams Co.	1,800	150,966
Sigma-Aldrich Corp.	2,400	176,112
Syngenta AG (ADR)	15,531	1,049,275

		10,351,460

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	96,325

Containers & Packaging (0.0%)
Ball Corp.	3,400	130,764
Bemis Co., Inc.	2,100	70,938
Owens-Illinois, Inc.*	3,200	82,592
Sealed Air Corp.	3,100	73,749

		358,043

Metals & Mining (1.3%)
AK Steel Holding Corp.	2,100	33,096
Alcoa, Inc.	64,300	1,019,798
Allegheny Technologies, Inc.	1,900	120,593
Cliffs Natural Resources, Inc.	2,700	249,615
Freeport-McMoRan Copper & Gold, Inc.	18,400	973,360
Newmont Mining Corp.	9,700	523,509
Nucor Corp.	6,200	255,564
Reliance Steel & Aluminum Co.	4,000	198,600
Titanium Metals Corp.	1,700	31,144
United States Steel Corp.	141,100	6,496,244

		9,901,523

Paper & Forest Products (0.1%)
International Paper Co.	8,500	253,470
MeadWestvaco Corp.	3,200	106,592

		360,062

Total Materials		21,067,413

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	178,900	5,619,249
CenturyLink, Inc.	30,509	1,233,479
Frontier Communications Corp.	19,406	156,606
Global Crossing Ltd.*	43,406	1,665,922
Level 3 Communications, Inc.*	1,833,100	4,472,764
Verizon Communications, Inc.	55,300	2,058,819
Windstream Corp.	9,400	121,824

		15,328,663

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	7,800	408,174
KDDI Corp.	688	4,950,230

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

MetroPCS Communications, Inc.*	5,100	$87,771
Sprint Nextel Corp.*	58,500	315,315

		5,761,490

Total Telecommunication Services		21,090,153

Utilities (1.3%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	9,400	354,192
Duke Energy Corp.	25,900	487,697
Edison International	16,800	651,000
Entergy Corp.	3,600	245,808
Exelon Corp.	12,900	552,636
FirstEnergy Corp.	8,101	357,659
NextEra Energy, Inc.	8,100	465,426
Northeast Utilities	3,400	119,578
Pepco Holdings, Inc.	4,300	84,409
Pinnacle West Capital Corp.	2,100	93,618
PPL Corp.	9,400	261,602
Progress Energy, Inc.	5,700	273,657
Southern Co.	16,400	662,232

		4,609,514

Gas Utilities (0.0%)
Nicor, Inc.	900	49,266
Oneok, Inc.	2,076	153,645
UGI Corp.	5,000	159,450

		362,361

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	12,900	164,346
Constellation Energy Group, Inc.	3,900	148,044
NRG Energy, Inc.*	4,828	118,672

		431,062

Multi-Utilities (0.6%)
Ameren Corp.	4,600	132,664
CenterPoint Energy, Inc.	35,100	679,185
CMS Energy Corp.	30,775	605,960
Consolidated Edison, Inc.	5,700	303,468
Dominion Resources, Inc.	11,300	545,451
DTE Energy Co.	17,600	880,352
Integrys Energy Group, Inc.	1,500	77,760
NiSource, Inc.	5,400	109,350
PG&E Corp.	7,700	323,631
Public Service Enterprise Group, Inc.	9,900	323,136
SCANA Corp.	2,200	86,614
Sempra Energy	4,700	248,536
TECO Energy, Inc.	4,200	79,338
Wisconsin Energy Corp.	4,600	144,210

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	9,000	$218,700

		4,758,355

Total Utilities		10,161,292

Total Common Stocks (79.0%) (Cost $499,730,079)		619,350,624

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Level 3 Communications, Inc.
6.500%, 10/1/16	$554,000	1,168,248

Total Telecommunication Services		1,168,248

Total Convertible Bonds		1,168,248

Total Long-Term Debt Securities (0.2%) (Cost $554,000)		1,168,248

SHORT-TERM INVESTMENTS:
Government Securities (1.3%)
U.S. Treasury Bills
0.04%, 11/3/11 (p)#	$10,122,000	10,120,522

Time Deposit (19.1%)
JPMorgan Chase Nassau
0.000%, 7/1/11	149,835,701	149,835,701

Total Short-Term Investments (20.4%) (Cost $159,955,944)		159,956,223

Total Investments (99.6%) (Cost $660,240,023)		780,475,095
Other Assets Less Liabilities (0.4%)		3,323,143

Net Assets (100%)		$783,798,238

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,375,722.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,236	September-11	$141,564,648	$147,072,900	$5,508,252

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$85,983,298	$—	$—	$85,983,298
Consumer Staples	37,322,596	—	—	37,322,596
Energy	81,394,527	6,533,716	—	87,928,243
Financials	91,349,583	4,405,661	—	95,755,244
Health Care	79,053,249	3,212,141	—	82,265,390
Industrials	49,911,764	—	—	49,911,764
Information Technology	127,865,231	—	—	127,865,231
Materials	21,067,413	—	—	21,067,413
Telecommunication Services	16,139,923	4,950,230	—	21,090,153
Utilities	10,161,292	—	—	10,161,292
Convertible Bonds
Telecommunication Services	—	1,168,248	—	1,168,248
Futures	5,508,252	—	—	5,508,252
Short-Term Investments	—	159,956,223	—	159,956,223

Total Assets	$605,757,128	$180,226,219	$—	$785,983,347

Total Liabilities	$—	$—	$—	$—

Total	$605,757,128	$180,226,219	$—	$785,983,347

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	5,508,252	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$5,508,252

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(9,695)	—	(9,695)
Credit contracts	—	—	—	—	—
Equity contracts	—	5,083,739	—	—	5,083,739
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$5,083,739	$(9,695)	$—	$5,074,044

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,473,410	—	—	3,473,410
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,473,410	$—	$—	$3,473,410

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $154,071,000 for the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and for hedging.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$153,482,010
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$171,903,827

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,962,768
Aggregate gross unrealized depreciation	(13,680,221)

Net unrealized appreciation	$109,282,547

Federal income tax cost of investments	$671,192,548

For the six months ended June 30, 2011, the Portfolio incurred approximately $4,064 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $1,273 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $341,202,267 of which $43,333,662 expires in the year 2016 and $297,868,605 expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $660,240,023)	$780,475,095
Cash	4,283
Foreign cash (Cost $37,732)	37,891
Receivable for securities sold	2,627,121
Due from broker for futures variation margin	1,252,160
Dividends, interest and other receivables	738,125
Receivable from Separate Accounts for Trust shares sold	125,379
Other assets	3,961

Total assets	785,264,015

LIABILITIES
Payable for securities purchased	522,184
Investment management fees payable	439,138
Payable to Separate Accounts for Trust shares redeemed	279,993
Administrative fees payable	110,288
Distribution fees payable - Class B	35,567
Trustees’ fees payable	13,103
Accrued expenses	65,504

Total liabilities	1,465,777

NET ASSETS	$783,798,238

Net assets were comprised of:
Paid in capital	$977,605,909
Accumulated undistributed net investment income (loss)	1,679,252
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(321,243,758)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	125,756,835

Net assets	$783,798,238

Class A
Net asset value, offering and redemption price per share, $607,491,903 / 56,265,648 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.80

Class B
Net asset value, offering and redemption price per share, $176,306,335 / 16,344,545 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.79

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $38,415 foreign withholding tax)	$4,885,859
Interest	23,865

Total income	4,909,724

EXPENSES
Investment management fees	2,729,969
Administrative fees	602,902
Distribution fees - Class B	223,399
Custodian fees	46,599
Printing and mailing expenses	30,610
Professional fees	27,480
Trustees’ fees	6,451
Miscellaneous	8,669

Gross expenses	3,676,079
Less: Fees paid indirectly	(12,054)

Net expenses	3,664,025

NET INVESTMENT INCOME (LOSS)	1,245,699

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	27,919,755
Foreign currency transactions	(36,638)
Futures	5,083,739

Net realized gain (loss)	32,966,856

Change in unrealized appreciation (depreciation) on:
Securities	8,555,366
Foreign currency translations	8,553
Futures	3,473,410

Net change in unrealized appreciation (depreciation)	12,037,329

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,004,185

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,249,884

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,245,699	$3,832,266
Net realized gain (loss) on investments, futures and foreign currency transactions	32,966,856	66,693,519
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	12,037,329	9,356,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	46,249,884	79,882,773

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,935,794)
Class B	—	(436,251)

TOTAL DIVIDENDS	—	(3,372,045)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,133,083 and 1,795,680 shares, respectively ]	12,023,214	16,595,636
Capital shares issued in reinvestment of dividends and distributions [ 0 and 292,383 shares, respectively ]	—	2,935,794
Capital shares repurchased [ (2,449,373) and (5,210,419) shares, respectively ]	(26,202,419)	(48,363,851)

Total Class A transactions	(14,179,205)	(28,832,421)

Class B
Capital shares sold [ 2,112,906 and 3,529,698 shares, respectively ]	22,760,170	32,553,204
Capital shares issued in reinvestment of dividends and distributions[ 0 and 43,430 shares, respectively ]	—	436,251
Capital shares repurchased [ (2,546,883) and (4,040,437) shares, respectively ]	(27,202,374)	(36,998,875)

Total Class B transactions	(4,442,204)	(4,009,420)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,621,409)	(32,841,841)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,628,475	43,668,887
NET ASSETS:
Beginning of period	756,169,763	712,500,876

End of period (a)	$783,798,238	$756,169,763

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,679,252	$433,553

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.17	$9.14	$6.98	$11.66	$11.96	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.12 (e)	0.08 (e)	0.09 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.61	1.02	2.18	(4.67)	0.52	1.40

Total from investment operations	0.63	1.08	2.30	(4.59)	0.61	1.48

Less distributions:
Dividends from net investment income	—	(0.05)	(0.14)	(0.07)	(0.08)	(0.07)
Distributions from net realized gains	—	—	—	(0.02)	(0.83)	(0.24)

Total dividends and distributions	—	(0.05)	(0.14)	(0.09)	(0.91)	(0.31)

Net asset value, end of period	$10.80	$10.17	$9.14	$6.98	$11.66	$11.96

Total return (b)	6.19%	11.84%	32.92%	(39.40)%	5.22%	13.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$607,492	$585,508	$554,828	$764,481	$842,193	$598,068
Ratio of expenses to average net assets:
After waivers (a)	0.88%	0.90%	0.92%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly (a)	0.88%	0.90%	0.81%	1.09%	1.09%	1.08%
Before waivers and fees paid indirectly (a)	0.88%	0.90%	0.92%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.37%	0.59%	1.42%	0.86%	0.74%	0.73%
After waivers and fees paid indirectly (a)	0.38%	0.60%	1.54%	0.86%	0.74%	0.75%
Before waivers and fees paid indirectly (a)	0.37%	0.59%	1.42%	0.86%	0.74%	0.72%
Portfolio turnover rate	24%	44%	85%	50%	51%	49%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class B		2010	2009		2008	2007	2006
Net asset value, beginning of period	$10.17	$9.14	$6.98		$11.67	$11.96	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.03 (e)	0.09	(e)	0.06 (e)	0.06 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.61	1.03	2.18		(4.68)	0.53	1.39

Total from investment operations	0.62	1.06	2.27		(4.62)	0.59	1.45

Less distributions:
Dividends from net investment income	—	(0.03)	(0.11)		(0.05)	(0.05)	(0.04)
Distributions from net realized gains	—	—	—		(0.02)	(0.83)	(0.24)

Total dividends and distributions	—	(0.03)	(0.11)		(0.07)	(0.88)	(0.28)

Net asset value, end of period	$10.79	$10.17	$9.14		$6.98	$11.67	$11.96

Total return (b)	6.10%	11.56%	32.58%		(39.61)%	5.05%	13.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$176,306	$170,662	$157,673		$116,354	$215,406	$208,296
Ratio of expenses to average net assets:
After waivers (a)	1.13%	1.15%	1.17	%(c)	1.35%	1.35%	1.35%
After waivers and fees paid indirectly (a)	1.13%	1.15%	1.10%		1.34%	1.34%	1.33%
Before waivers and fees paid indirectly (a)	1.13%	1.15%	1.17	%(c)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.12%	0.34%	1.14%		0.58%	0.49%	0.47%
After waivers and fees paid indirectly (a)	0.13%	0.35%	1.22%		0.59%	0.50%	0.49%
Before waivers and fees paid indirectly (a)	0.12%	0.34%	1.14%		0.58%	0.49%	0.47%
Portfolio turnover rate	24%	44%	85%		50%	51%	49%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	17.0%
Health Care	12.5
Consumer Discretionary	9.9
Energy	9.3
Consumer Staples	7.8
Industrials	7.2
Information Technology	6.8
Telecommunication Services	3.6
Utilities	2.8
Materials	2.3
Cash and Other	20.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,053.20	$4.63
Hypothetical (5% average return before expenses)	1,000.00	1,020.28	4.56
Class B
Actual	1,000.00	1,052.10	5.90
Hypothetical (5% average return before expenses)	1,000.00	1,019.04	5.81

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.91% and 1.16% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (1.2%)
Autoliv, Inc.	4,900	$384,405
Federal-Mogul Corp.*	1,000	22,830
Johnson Controls, Inc.	274,960	11,454,834
Lear Corp.	38,000	2,032,240
TRW Automotive Holdings Corp.*	28,000	1,652,840
Visteon Corp.*	2,700	184,707

		15,731,856

Automobiles (0.5%)
Ford Motor Co.*	164,800	2,272,592
General Motors Co.*	135,430	4,111,655
Thor Industries, Inc.	2,400	69,216

		6,453,463

Distributors (0.0%)
Genuine Parts Co.	6,300	342,720

Diversified Consumer Services (0.0%)
Career Education Corp.*	3,300	69,795
DeVry, Inc.	700	41,391
Education Management Corp.*	2,100	50,274
H&R Block, Inc.	6,900	110,676
Service Corp. International	13,100	153,008

		425,144

Hotels, Restaurants & Leisure (0.3%)
Bally Technologies, Inc.*	200	8,136
Brinker International, Inc.	300	7,338
Carnival Corp.	23,400	880,542
Choice Hotels International, Inc.	1,400	46,704
Hyatt Hotels Corp., Class A*	2,300	93,886
International Game Technology	8,000	140,640
McDonald’s Corp.	20,520	1,730,246
MGM Resorts International*	15,000	198,150
Penn National Gaming, Inc.*	3,700	149,258
Royal Caribbean Cruises Ltd.*	18,400	692,576
Wendy’s/Arby’s Group, Inc., Class A	17,300	87,711
WMS Industries, Inc.*	3,100	95,232
Wyndham Worldwide Corp.	9,300	312,945

		4,443,364

Household Durables (0.4%)
D.R. Horton, Inc.	15,300	176,256
Fortune Brands, Inc.	20,500	1,307,285
Garmin Ltd.	5,500	181,665
Harman International Industries, Inc.	1,300	59,241
Jarden Corp.	5,000	172,550
Leggett & Platt, Inc.	1,900	46,322
Lennar Corp., Class A	8,800	159,720
Mohawk Industries, Inc.*	3,100	185,969
Newell Rubbermaid, Inc.	16,000	252,480
NVR, Inc.*	2,700	1,958,796
Pulte Group, Inc.*	76,197	583,669
Toll Brothers, Inc.*	8,000	165,920
Whirlpool Corp.	4,200	341,544

		5,591,417

	Number of Shares	Value (Note 1)

Internet & Catalog Retail (0.1%)
Expedia, Inc.	4,400	$127,556
IAC/InterActiveCorp*	4,400	167,948
Liberty Media Corp. - Interactive*	33,000	553,410

		848,914

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	33,350	1,465,066
Mattel, Inc.	4,900	134,701

		1,599,767

Media (4.5%)
CBS Corp., Class B	49,800	1,418,802
Clear Channel Outdoor Holdings, Inc., Class A*	2,200	27,940
Comcast Corp., Class A	310,730	7,831,130
DIRECTV, Class A*	33,700	1,712,634
DISH Network Corp., Class A*	2,700	82,809
DreamWorks Animation SKG, Inc., Class A*	3,900	78,390
Gannett Co., Inc.	59,800	856,336
Interpublic Group of Cos., Inc.	130,700	1,633,750
Lamar Advertising Co., Class A*	2,200	60,214
Liberty Media Corp. - Capital*	3,900	334,425
Liberty Media Corp. - Starz*	2,860	215,186
Madison Square Garden Co., Class A*	3,275	90,161
McGraw-Hill Cos., Inc.	31,800	1,332,738
News Corp., Class A	279,100	4,940,070
Omnicom Group, Inc.	51,365	2,473,738
Regal Entertainment Group, Class A	2,900	35,815
Thomson Reuters Corp.	10,900	409,404
Time Warner Cable, Inc.	27,400	2,138,296
Time Warner, Inc.	358,983	13,056,212
Viacom, Inc., Class B	232,060	11,835,060
Walt Disney Co.	185,940	7,259,098
Washington Post Co., Class B	300	125,685

		57,947,893

Multiline Retail (0.5%)
Big Lots, Inc.*	2,700	89,505
Dillard’s, Inc., Class A	1,900	99,066
J.C. Penney Co., Inc.	9,100	314,314
Kohl’s Corp.	18,100	905,181
Macy’s, Inc.	20,500	599,420
Sears Holdings Corp.*	2,100	150,024
Target Corp.	96,310	4,517,902

		6,675,412

Specialty Retail (2.2%)
Aaron’s, Inc.	1,200	33,912
Abercrombie & Fitch Co., Class A	700	46,844
Advance Auto Parts, Inc.	20,640	1,207,233
American Eagle Outfitters, Inc.	10,700	136,425
AutoNation, Inc.*	1,100	40,271
Best Buy Co., Inc.	17,400	546,534
CarMax, Inc.*	10,300	340,621
Chico’s FAS, Inc.	3,200	48,736

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

DSW, Inc., Class A*	100	$5,061
Foot Locker, Inc.	51,200	1,216,512
GameStop Corp., Class A*	33,000	880,110
Gap, Inc.	95,800	1,733,980
Home Depot, Inc.	34,900	1,264,078
Limited Brands, Inc.	33,700	1,295,765
Lowe’s Cos., Inc.	512,325	11,942,296
Office Depot, Inc.*	201,700	851,174
RadioShack Corp.	5,800	77,198
Ross Stores, Inc.	27,600	2,211,312
Sally Beauty Holdings, Inc.*	300	5,130
Signet Jewelers Ltd.*	4,800	224,688
Staples, Inc.	251,835	3,978,993
Williams-Sonoma, Inc.	2,700	98,523

		28,185,396

Textiles, Apparel & Luxury Goods (0.1%)
Phillips-Van Heusen Corp.	2,800	183,316
VF Corp.	4,800	521,088

		704,404

Total Consumer Discretionary		128,949,750

Consumer Staples (7.8%)
Beverages (2.5%)
Brown-Forman Corp., Class B	800	59,752
Coca-Cola Co.	146,800	9,878,172
Coca-Cola Enterprises, Inc.	4,100	119,638
Constellation Brands, Inc., Class A*	87,900	1,830,078
Diageo plc	168,453	3,441,852
Molson Coors Brewing Co., Class B	7,400	331,076
PepsiCo, Inc.	229,345	16,152,768

		31,813,336

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club, Inc.*	2,700	135,945
CVS Caremark Corp.	113,226	4,255,033
Kroger Co.	117,900	2,923,920
Safeway, Inc.	32,000	747,840
SUPERVALU, Inc.	11,600	109,156
Walgreen Co.	2,800	118,888
Wal-Mart Stores, Inc.	23,390	1,242,944

		9,533,726

Food Products (2.1%)
Archer-Daniels-Midland Co.	183,650	5,537,047
Bunge Ltd.	45,600	3,144,120
Campbell Soup Co.	2,300	79,465
ConAgra Foods, Inc.	56,500	1,458,265
Corn Products International, Inc.	800	44,224
Dean Foods Co.*	10,000	122,700
General Mills, Inc.	97,290	3,621,134
H.J. Heinz Co.	7,400	394,272
Hershey Co.	2,100	119,385
Hormel Foods Corp.	3,500	104,335
J.M. Smucker Co.	19,259	1,472,158
Kellogg Co.	32,940	1,822,241
Kraft Foods, Inc., Class A	90,800	3,198,884

	Number of Shares	Value (Note 1)

McCormick & Co., Inc. (Non-Voting)	2,300	$114,011
Mead Johnson Nutrition Co.	9,208	622,000
Nestle S.A. (Registered)	47,910	2,977,571
Ralcorp Holdings, Inc.*	3,000	259,740
Sara Lee Corp.	5,400	102,546
Smithfield Foods, Inc.*	41,600	909,792
Tyson Foods, Inc., Class A	72,400	1,406,008

		27,509,898

Household Products (1.2%)
Church & Dwight Co., Inc.	3,300	133,782
Clorox Co.	6,900	465,336
Colgate-Palmolive Co.	2,700	236,007
Energizer Holdings, Inc.*	3,800	274,968
Kimberly-Clark Corp.	2,700	179,712
Procter & Gamble Co.	222,512	14,145,088

		15,434,893

Personal Products (0.0%)
Avon Products, Inc.	18,010	504,280

Tobacco (1.3%)
Altria Group, Inc.	200,855	5,304,581
Lorillard, Inc.	7,900	860,073
Philip Morris International, Inc.	125,045	8,349,255
Reynolds American, Inc.	47,590	1,763,209

		16,277,118

Total Consumer Staples		101,073,251

Energy (9.3%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	2,200	97,086
Baker Hughes, Inc.	14,392	1,044,284
Cameron International Corp.*	3,500	176,015
Diamond Offshore Drilling, Inc.	2,000	140,820
Ensco plc (ADR)	38,000	2,025,400
Helmerich & Payne, Inc.	400	26,448
McDermott International, Inc.*	52,200	1,034,082
Nabors Industries Ltd.*	89,000	2,192,960
National Oilwell Varco, Inc.	23,300	1,822,293
Oil States International, Inc.*	500	39,955
Patterson-UTI Energy, Inc.	7,500	237,075
Rowan Cos., Inc.*	5,800	225,098
SEACOR Holdings, Inc.	1,200	119,952
Tidewater, Inc.	2,700	145,287
Transocean Ltd.	37,520	2,422,291
Unit Corp.*	2,300	140,139

		11,889,185

Oil, Gas & Consumable Fuels (8.4%)
Alpha Natural Resources, Inc.*	5,447	247,512
Anadarko Petroleum Corp.	45,500	3,492,580
Apache Corp.	42,786	5,279,364
Arch Coal, Inc.	8,000	213,280
Chesapeake Energy Corp.	36,100	1,071,809
Chevron Corp.	203,234	20,900,585
Cimarex Energy Co.	3,500	314,720
Cobalt International Energy, Inc.*	400	5,452
ConocoPhillips	226,705	17,045,949
Denbury Resources, Inc.*	3,655	73,100

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Devon Energy Corp.	74,600	$5,879,226
El Paso Corp.	2,400	48,480
Energen Corp.	4,000	226,000
EOG Resources, Inc.	16,775	1,753,826
EQT Corp.	4,500	236,340
EXCO Resources, Inc.	600	10,590
Exxon Mobil Corp.	121,924	9,922,175
Forest Oil Corp.*	1,300	34,723
Hess Corp.	74,220	5,548,687
Kinder Morgan, Inc.	2,900	83,317
Kosmos Energy Ltd.*	200	3,396
Marathon Oil Corp.	291,300	15,345,684
Murphy Oil Corp.	9,000	590,940
Newfield Exploration Co.*	3,100	210,862
Nexen, Inc.	71,700	1,613,250
Noble Energy, Inc.	7,800	699,114
Occidental Petroleum Corp.	111,481	11,598,483
Petrohawk Energy Corp.*	2,800	69,076
Pioneer Natural Resources Co.	1,200	107,484
Plains Exploration & Production Co.*	7,700	293,524
QEP Resources, Inc.	2,100	87,843
Quicksilver Resources, Inc.*	6,000	88,560
SM Energy Co.	700	51,436
Southern Union Co.	6,800	273,020
Spectra Energy Corp.	35,700	978,537
Sunoco, Inc.	6,600	275,286
Teekay Corp.	2,300	71,024
Tesoro Corp.*	36,000	824,760
Total S.A. (ADR)	24,300	1,405,512
Valero Energy Corp.	49,100	1,255,487
Williams Cos., Inc.	32,300	977,075

		109,208,068

Total Energy		121,097,253

Financials (17.0%)
Capital Markets (3.4%)
Affiliated Managers Group, Inc.*	800	81,160
American Capital Ltd.*	19,300	191,649
Ameriprise Financial, Inc.	13,300	767,144
Ares Capital Corp.	11,200	179,984
Bank of New York Mellon Corp.	240,769	6,168,502
BlackRock, Inc.	35,022	6,717,570
Charles Schwab Corp.	263,800	4,339,510
E*TRADE Financial Corp.*	13,700	189,060
Federated Investors, Inc., Class B	900	21,456
Goldman Sachs Group, Inc.	127,580	16,979,622
Invesco Ltd.	25,400	594,360
Janus Capital Group, Inc.	10,200	96,288
Jefferies Group, Inc.	7,400	150,960
Legg Mason, Inc.	8,200	268,632
LPL Investment Holdings, Inc.*	232	7,937
Morgan Stanley	117,435	2,702,179
Northern Trust Corp.	11,900	546,924
Raymond James Financial, Inc.	5,600	180,040
State Street Corp.	76,650	3,456,148

		43,639,125

	Number of Shares	Value (Note 1)

Commercial Banks (3.1%)
Associated Banc-Corp	9,500	$132,050
Bank of Hawaii Corp.	2,600	120,952
BB&T Corp.	236,800	6,355,712
BOK Financial Corp.	1,400	76,678
CapitalSource, Inc.	17,700	114,165
CIT Group, Inc.*	11,000	486,860
City National Corp./California	2,600	141,050
Comerica, Inc.	9,700	335,329
Commerce Bancshares, Inc./Missouri	4,024	173,032
Cullen/Frost Bankers, Inc.	2,900	164,865
East West Bancorp, Inc.	8,100	163,701
Fifth Third Bancorp	50,500	643,875
First Citizens BancShares, Inc./North Carolina, Class A	300	56,166
First Horizon National Corp.	14,439	137,748
First Republic Bank/California*	4,000	129,120
Fulton Financial Corp.	10,900	116,739
Huntington Bancshares, Inc./Ohio	47,400	310,944
KeyCorp	52,200	434,826
M&T Bank Corp.	6,967	612,748
Marshall & Ilsley Corp.	29,100	231,927
PNC Financial Services Group, Inc.	58,503	3,487,364
Popular, Inc.*	56,200	155,112
Regions Financial Corp.	69,000	427,800
SunTrust Banks, Inc.	44,490	1,147,842
Synovus Financial Corp.	43,100	89,648
TCF Financial Corp.	8,700	120,060
U.S. Bancorp	105,900	2,701,509
Valley National Bancorp	9,257	125,988
Wells Fargo & Co.	754,960	21,184,177
Zions Bancorp	10,100	242,501

		40,620,488

Consumer Finance (0.3%)
American Express Co.	22,800	1,178,760
Capital One Financial Corp.	39,500	2,040,965
Discover Financial Services	27,000	722,250
SLM Corp.	28,900	485,809

		4,427,784

Diversified Financial Services (4.5%)
Bank of America Corp.	964,013	10,565,583
Citigroup, Inc.	308,960	12,865,094
CME Group, Inc.	3,700	1,078,883
Interactive Brokers Group, Inc., Class A	2,000	31,300
JPMorgan Chase & Co.	770,541	31,545,949
Leucadia National Corp.	10,800	368,280
Moody’s Corp.	39,100	1,499,485
NASDAQ OMX Group, Inc.*	5,900	149,270
NYSE Euronext	9,900	339,273

		58,443,117

Insurance (4.6%)
ACE Ltd.	58,350	3,840,597
Aflac, Inc.	25,700	1,199,676
Alleghany Corp.*	438	145,902
Allied World Assurance Co. Holdings Ltd.	2,100	120,918

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Allstate Corp.	47,400	$1,447,122
American Financial Group, Inc./Ohio	4,400	157,036
American International Group, Inc.*	24,300	712,476
American National Insurance Co.	400	31,000
Aon Corp.	65,085	3,338,861
Arch Capital Group Ltd.*	7,200	229,824
Arthur J. Gallagher & Co.	6,000	171,240
Aspen Insurance Holdings Ltd.	3,800	97,774
Assurant, Inc.	5,300	192,231
Assured Guaranty Ltd.	10,100	164,731
Axis Capital Holdings Ltd.	7,100	219,816
Berkshire Hathaway, Inc., Class B*	111,606	8,637,188
Brown & Brown, Inc.	6,400	164,224
Chubb Corp.	47,200	2,955,192
Cincinnati Financial Corp.	8,000	233,440
CNA Financial Corp.	1,400	40,670
Endurance Specialty Holdings Ltd.	2,200	90,926
Everest Reinsurance Group Ltd.	2,500	204,375
Fidelity National Financial, Inc., Class A	12,200	192,028
Genworth Financial, Inc., Class A*	26,900	276,532
Hanover Insurance Group, Inc.	2,500	94,275
Hartford Financial Services Group, Inc.	24,400	643,428
HCC Insurance Holdings, Inc.	6,200	195,300
Lincoln National Corp.	17,200	490,028
Loews Corp.	17,400	732,366
Markel Corp.*	600	238,086
Marsh & McLennan Cos., Inc.	30,100	938,819
MBIA, Inc.*	8,100	70,389
Mercury General Corp.	1,500	59,235
MetLife, Inc.	343,260	15,058,816
Old Republic International Corp.	14,200	166,850
PartnerReinsurance Ltd.	3,700	254,745
Principal Financial Group, Inc.	17,600	535,392
Progressive Corp.	36,000	769,680
Protective Life Corp.	4,700	108,711
Prudential Financial, Inc.	81,515	5,183,539
Reinsurance Group of America, Inc.	4,100	249,526
RenaissanceReinsurance Holdings Ltd.	2,900	202,855
StanCorp Financial Group, Inc.	2,500	105,475
Torchmark Corp.	4,200	269,388
Transatlantic Holdings, Inc.	3,400	166,634
Travelers Cos., Inc.	122,319	7,140,983
Unitrin, Inc.	2,700	80,109
Unum Group	16,900	430,612
Validus Holdings Ltd.	3,600	111,420
W. R. Berkley Corp.	6,300	204,372
White Mountains Insurance Group Ltd.	400	168,064
XL Group plc	17,000	373,660

		59,906,536

	Number of Shares	Value (Note 1)

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,400	$263,228
American Capital Agency Corp. (REIT)	7,000	203,770
Annaly Capital Management, Inc. (REIT)	44,677	805,973
Apartment Investment & Management Co. (REIT), Class A	2,100	53,613
AvalonBay Communities, Inc. (REIT)	4,800	616,320
Boston Properties, Inc. (REIT)	1,500	159,240
Brandywine Realty Trust (REIT)	7,400	85,766
BRE Properties, Inc. (REIT)	4,100	204,508
Camden Property Trust (REIT)	1,100	69,982
Chimera Investment Corp. (REIT)	56,400	195,144
CommonWealth REIT (REIT)	3,925	101,422
Corporate Office Properties Trust/Maryland (REIT)	2,700	83,997
Developers Diversified Realty Corp. (REIT)	11,800	166,380
Douglas Emmett, Inc. (REIT)	6,800	135,252
Duke Realty Corp. (REIT)	13,800	193,338
Equity Residential (REIT)	15,000	900,000
Essex Property Trust, Inc. (REIT)	800	108,232
Federal Realty Investment Trust (REIT)	900	76,662
General Growth Properties, Inc. (REIT)	30,959	516,706
HCP, Inc. (REIT)	22,261	816,756
Health Care REIT, Inc. (REIT)	9,700	508,571
Hospitality Properties Trust (REIT)	6,700	162,475
Host Hotels & Resorts, Inc. (REIT)	37,709	639,168
Kimco Realty Corp. (REIT)	22,300	415,672
Liberty Property Trust (REIT)	6,300	205,254
Macerich Co. (REIT)	4,635	247,972
Mack-Cali Realty Corp. (REIT)	4,800	158,112
Nationwide Health Properties, Inc. (REIT)	7,000	289,870
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,400	191,666
Plum Creek Timber Co., Inc. (REIT)	3,500	141,890
ProLogis, Inc. (REIT)	23,315	835,610
Public Storage (REIT)	500	57,005
Realty Income Corp. (REIT)	6,900	231,081
Regency Centers Corp. (REIT)	4,900	215,453
Senior Housing Properties Trust (REIT)	7,700	180,257
Simon Property Group, Inc. (REIT)	3,024	351,480
SL Green Realty Corp. (REIT)	4,500	372,915
Taubman Centers, Inc. (REIT)	3,100	183,520
UDR, Inc. (REIT)	9,600	235,680
Vornado Realty Trust (REIT)	9,058	844,024

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Weingarten Realty Investors (REIT)	6,600	$166,056
Weyerhaeuser Co. (REIT)	20,992	458,885

		12,848,905

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	7,500	140,025
Howard Hughes Corp.*	1,185	77,072
Jones Lang LaSalle, Inc.	600	56,580
St. Joe Co.*	3,500	72,940

		346,617

Thrifts & Mortgage Finance (0.1%)
BankUnited, Inc.	1,800	47,772
Capitol Federal Financial, Inc.	9,116	107,204
First Niagara Financial Group, Inc.	16,600	219,120
Hudson City Bancorp, Inc.	23,400	191,646
New York Community Bancorp, Inc.	24,000	359,760
People’s United Financial, Inc.	15,800	212,352
TFS Financial Corp.*	4,300	41,624
Washington Federal, Inc.	6,100	100,223

		1,279,701

Total Financials		221,512,273

Health Care (12.5%)
Biotechnology (0.6%)
Amgen, Inc.*	85,300	4,977,255
Cephalon, Inc.*	4,200	335,580
Gilead Sciences, Inc.*	56,400	2,335,524
Vertex Pharmaceuticals, Inc.*	1,300	67,587

		7,715,946

Health Care Equipment & Supplies (1.4%)
Alere, Inc.*	4,700	172,114
Baxter International, Inc.	3,100	185,039
Becton, Dickinson and Co.	26,630	2,294,707
Boston Scientific Corp.*	84,000	580,440
CareFusion Corp.*	8,400	228,228
Cooper Cos., Inc.	1,900	150,556
Covidien plc	142,600	7,590,598
DENTSPLY International, Inc.	4,600	175,168
Hill-Rom Holdings, Inc.	300	13,812
Hologic, Inc.*	14,300	288,431
Kinetic Concepts, Inc.*	20,800	1,198,704
Medtronic, Inc.	86,800	3,344,404
St. Jude Medical, Inc.	35,800	1,706,944
Teleflex, Inc.	2,200	134,332
Zimmer Holdings, Inc.*	10,600	669,920

		18,733,397

Health Care Providers & Services (1.5%)
Aetna, Inc.	33,600	1,481,424
AMERIGROUP Corp.*	800	56,376
Brookdale Senior Living, Inc.*	600	14,550
Cardinal Health, Inc.	9,600	436,032
CIGNA Corp.	14,900	766,307
Community Health Systems, Inc.*	5,200	133,536

	Number of Shares	Value (Note 1)

Coventry Health Care, Inc.*	8,100	$295,407
HCA Holdings, Inc.*	2,800	92,400
Health Net, Inc.*	35,400	1,135,986
Henry Schein, Inc.*	2,400	171,816
Humana, Inc.	9,300	749,022
LifePoint Hospitals, Inc.*	2,900	113,332
Omnicare, Inc.	6,300	200,907
Patterson Cos., Inc.	3,400	111,826
Quest Diagnostics, Inc.	22,550	1,332,705
Tenet Healthcare Corp.*	25,400	158,496
UnitedHealth Group, Inc.	124,207	6,406,597
VCA Antech, Inc.*	4,700	99,640
WellPoint, Inc.	73,300	5,773,841

		19,530,200

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	2,000	38,840
Emdeon, Inc., Class A*	1,500	19,680

		58,520

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	1,100	131,296
Life Technologies Corp.*	9,000	468,630
PerkinElmer, Inc.	6,200	166,842
QIAGEN N.V.*	12,800	243,456
Thermo Fisher Scientific, Inc.*	39,750	2,559,502

		3,569,726

Pharmaceuticals (8.7%)
Abbott Laboratories, Inc.	91,530	4,816,309
AstraZeneca plc (ADR)	71,500	3,580,005
Bristol-Myers Squibb Co.	93,737	2,714,624
Eli Lilly and Co.	37,600	1,411,128
Forest Laboratories, Inc.*	15,700	617,638
GlaxoSmithKline plc	44,300	948,492
Hospira, Inc.*	26,850	1,521,321
Johnson & Johnson	426,365	28,361,800
Merck & Co., Inc.	560,545	19,781,633
Mylan, Inc.*	2,200	54,274
Pfizer, Inc.	1,863,735	38,392,941
Roche Holding AG	6,983	1,168,249
Sanofi (ADR)	257,350	10,337,749
Warner Chilcott plc, Class A	800	19,304
Watson Pharmaceuticals, Inc.*	400	27,492

		113,752,959

Total Health Care		163,360,748

Industrials (7.2%)
Aerospace & Defense (3.1%)
Alliant Techsystems, Inc.	1,700	121,261
BE Aerospace, Inc.*	300	12,243
Boeing Co.	4,600	340,078
General Dynamics Corp.	18,300	1,363,716
Goodrich Corp.	4,100	391,550
Honeywell International, Inc.	194,805	11,608,430
Huntington Ingalls Industries, Inc.*	9,844	339,618
ITT Corp.	10,100	595,193

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

L-3 Communications Holdings, Inc.	5,900	$515,955
Lockheed Martin Corp.	104,210	8,437,883
Northrop Grumman Corp.	120,280	8,341,418
Raytheon Co.	53,500	2,666,975
Spirit AeroSystems Holdings, Inc., Class A*	5,100	112,200
Textron, Inc.	14,300	337,623
United Technologies Corp.	61,690	5,460,182

		40,644,325

Air Freight & Logistics (0.1%)
FedEx Corp.	16,400	1,555,540
UTi Worldwide, Inc.	500	9,845

		1,565,385

Airlines (0.2%)
AMR Corp.*	9,700	52,380
Copa Holdings S.A., Class A	400	26,696
Delta Air Lines, Inc.*	173,600	1,591,912
Southwest Airlines Co.	35,800	408,836
United Continental Holdings, Inc.*	2,700	61,101

		2,140,925

Building Products (0.0%)
Armstrong World Industries, Inc.	1,000	45,560
Owens Corning, Inc.*	6,800	253,980

		299,540

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	5,500	212,465
Cintas Corp.	6,900	227,907
Corrections Corp. of America*	5,800	125,570
Covanta Holding Corp.	6,200	102,238
KAR Auction Services, Inc.*	1,200	22,692
Pitney Bowes, Inc.	10,000	229,900
R.R. Donnelley & Sons Co.	11,400	223,554
Republic Services, Inc.	17,600	542,960
Waste Connections, Inc.	750	23,797
Waste Management, Inc.	26,100	972,747

		2,683,830

Construction & Engineering (0.1%)
Aecom Technology Corp.*	3,600	98,424
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,300	89,470
Fluor Corp.	6,640	429,342
Jacobs Engineering Group, Inc.*	7,000	302,750
KBR, Inc.	7,800	293,982
Quanta Services, Inc.*	11,800	238,360
Shaw Group, Inc.*	3,900	117,819
URS Corp.*	4,300	192,382

		1,762,529

Electrical Equipment (0.1%)
Cooper Industries plc	3,100	184,977
General Cable Corp.*	1,400	59,612
GrafTech International Ltd.*	6,600	133,782
Hubbell, Inc., Class B	3,300	214,335
Regal-Beloit Corp.	2,100	140,217

	Number of Shares	Value (Note 1)

Thomas & Betts Corp.*	2,200	$118,470

		851,393

Industrial Conglomerates (1.8%)
3M Co.	35,900	3,405,115
Carlisle Cos., Inc.	3,100	152,613
General Electric Co.	895,700	16,892,902
Tyco International Ltd.	47,120	2,329,142

		22,779,772

Machinery (1.0%)
AGCO Corp.*	5,200	256,672
CNH Global N.V.*	1,400	54,110
Crane Co.	2,700	133,407
Danaher Corp.	45,400	2,405,746
Dover Corp.	2,300	155,940
Eaton Corp.	41,650	2,142,893
Flowserve Corp.	300	32,967
Harsco Corp.	4,000	130,400
IDEX Corp.	500	22,925
Illinois Tool Works, Inc.	1,600	90,384
Ingersoll-Rand plc	53,800	2,443,058
Kennametal, Inc.	4,000	168,840
Lincoln Electric Holdings, Inc.	1,800	64,530
Navistar International Corp.*	1,800	101,628
Oshkosh Corp.*	5,000	144,700
Parker Hannifin Corp.	15,400	1,381,996
Pentair, Inc.	5,400	217,944
Snap-On, Inc.	2,600	162,448
SPX Corp.	2,100	173,586
Stanley Black & Decker, Inc.	40,701	2,932,507
Terex Corp.*	6,000	170,700
Timken Co.	700	35,280
Trinity Industries, Inc.	4,400	153,472

		13,576,133

Marine (0.0%)
Alexander & Baldwin, Inc.	2,300	110,768
Kirby Corp.*	900	51,003

		161,771

Professional Services (0.2%)
Dun & Bradstreet Corp.	16,000	1,208,640
Equifax, Inc.	6,400	222,208
Manpower, Inc.	4,500	241,425
Nielsen Holdings N.V.*	629	19,600
Towers Watson & Co., Class A	2,500	164,275
Verisk Analytics, Inc., Class A*	1,000	34,620

		1,890,768

Road & Rail (0.4%)
Canadian National Railway Co.	15,980	1,276,802
Con-way, Inc.	2,700	104,787
Kansas City Southern*	1,500	88,995
Norfolk Southern Corp.	19,400	1,453,642
Ryder System, Inc.	2,800	159,180
Union Pacific Corp.	22,600	2,359,440

		5,442,846

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	1,900	46,151
GATX Corp.	2,500	92,800

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

WESCO International, Inc.*	1,300	$70,317

		209,268

Total Industrials		94,008,485

Information Technology (6.8%)
Communications Equipment (0.7%)
Brocade Communications Systems, Inc.*	25,900	167,314
Cisco Systems, Inc.	394,850	6,163,608
EchoStar Corp., Class A*	2,100	76,503
Harris Corp.	5,100	229,806
Motorola Mobility Holdings, Inc.*	14,250	314,070
Motorola Solutions, Inc.*	61,714	2,841,313
Tellabs, Inc.	19,900	91,739

		9,884,353

Computers & Peripherals (0.9%)
Dell, Inc.*	163,500	2,725,545
Diebold, Inc.	3,600	111,636
Hewlett-Packard Co.	211,095	7,683,858
Lexmark International, Inc., Class A*	4,300	125,818
NCR Corp.*	1,800	34,002
QLogic Corp.*	1,000	15,920
SanDisk Corp.*	13,100	543,650
Western Digital Corp.*	12,800	465,664

		11,706,093

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	5,400	224,100
Avnet, Inc.*	8,400	267,792
AVX Corp.	2,600	39,624
Corning, Inc.	86,300	1,566,345
Ingram Micro, Inc., Class A*	8,800	159,632
Itron, Inc.*	2,200	105,952
Jabil Circuit, Inc.	1,800	36,360
Molex, Inc.	7,400	190,698
Tech Data Corp.*	2,600	127,114
Vishay Intertechnology, Inc.*	8,300	124,832

		2,842,449

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	900	28,323
AOL, Inc.*	5,875	116,678
eBay, Inc.*	28,700	926,149
Monster Worldwide, Inc.*	7,100	104,086
Yahoo!, Inc.*	71,600	1,076,864

		2,252,100

IT Services (1.3%)
Accenture plc, Class A	81,290	4,911,542
Amdocs Ltd.*	10,200	309,978
Booz Allen Hamilton Holding Corp.*	612	11,695
Broadridge Financial Solutions, Inc.	300	7,221
Computer Sciences Corp.	8,500	322,660
CoreLogic, Inc.*	5,300	88,563
DST Systems, Inc.	1,600	84,480

	Number of Shares	Value (Note 1)

Fidelity National Information Services, Inc.	14,417	$443,899
Fiserv, Inc.*	1,600	100,208
Genpact Ltd.*	1,500	25,860
International Business Machines Corp.	31,590	5,419,265
Mastercard, Inc., Class A	7,790	2,347,439
Paychex, Inc.	1,400	43,008
SAIC, Inc.*	10,700	179,974
Total System Services, Inc.	8,900	165,362
Visa, Inc., Class A	19,500	1,643,070
Western Union Co.	67,845	1,358,935

		17,463,159

Office Electronics (0.1%)
Xerox Corp.	76,994	801,508

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Semiconductor Engineering, Inc. (ADR)	85,900	484,476
Applied Materials, Inc.	470,650	6,123,156
Atmel Corp.*	1,600	22,512
Cree, Inc.*	5,600	188,104
Fairchild Semiconductor International, Inc.*	7,000	116,970
Freescale Semiconductor Holdings I Ltd.*	900	16,551
Intel Corp.	453,040	10,039,366
International Rectifier Corp.*	3,800	106,286
Intersil Corp., Class A	3,400	43,690
KLA-Tencor Corp.	2,100	85,008
Lam Research Corp.*	22,700	1,005,156
LSI Corp.*	23,200	165,184
Marvell Technology Group Ltd.*	27,900	411,944
MEMC Electronic Materials, Inc.*	5,100	43,503
Micron Technology, Inc.*	47,600	356,048
National Semiconductor Corp.	700	17,227
Novellus Systems, Inc.*	4,900	177,086
PMC-Sierra, Inc.*	12,000	90,840
Silicon Laboratories, Inc.*	200	8,252
SunPower Corp., Class A*	5,400	104,382
Teradyne, Inc.*	10,100	149,480
Texas Instruments, Inc.	216,025	7,092,101

		26,847,322

Software (1.3%)
Activision Blizzard, Inc.	23,200	270,976
CA, Inc.	21,000	479,640
Compuware Corp.*	3,200	31,232
Microsoft Corp.	449,150	11,677,900
Oracle Corp.	139,565	4,593,084
Synopsys, Inc.*	7,500	192,825

		17,245,657

Total Information Technology		89,042,641

Materials (2.3%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	26,120	2,496,550
Ashland, Inc.	4,400	284,328
Cabot Corp.	3,600	143,532

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

CF Industries Holdings, Inc.	681	$96,477
Cytec Industries, Inc.	2,700	154,413
Dow Chemical Co.	148,000	5,328,000
Huntsman Corp.	8,500	160,225
LyondellBasell Industries N.V., Class A	51,400	1,979,928
Monsanto Co.	69,800	5,063,292
Nalco Holding Co.	800	22,248
PPG Industries, Inc.	31,560	2,865,332
Rockwood Holdings, Inc.*	200	11,058
RPM International, Inc.	7,100	163,442
Scotts Miracle-Gro Co., Class A	300	15,393
Sherwin-Williams Co.	25,410	2,131,137
Valspar Corp.	4,600	165,876
W.R. Grace & Co.*	400	18,252
Westlake Chemical Corp.	900	46,710

		21,146,193

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,400	111,958
Vulcan Materials Co.	7,100	273,563

		385,521

Containers & Packaging (0.1%)
AptarGroup, Inc.	3,700	193,658
Bemis Co., Inc.	5,800	195,924
Greif, Inc., Class A	2,100	136,563
Owens-Illinois, Inc.*	9,000	232,290
Packaging Corp. of America	500	13,995
Sealed Air Corp.	8,800	209,352
Sonoco Products Co.	5,500	195,470
Temple-Inland, Inc.	4,400	130,856

		1,308,108

Metals & Mining (0.5%)
AK Steel Holding Corp.	4,800	75,648
Alcoa, Inc.	179,300	2,843,698
Commercial Metals Co.	22,400	321,440
Newmont Mining Corp.	26,700	1,440,999
Nucor Corp.	17,400	717,228
Reliance Steel & Aluminum Co.	9,800	486,570
Schnitzer Steel Industries, Inc., Class A	900	51,840
Steel Dynamics, Inc.	6,292	102,245
Titanium Metals Corp.	2,100	38,472
United States Steel Corp.	7,900	363,716

		6,441,856

Paper & Forest Products (0.1%)
Domtar Corp.	2,300	217,856
International Paper Co.	18,900	563,598
MeadWestvaco Corp.	9,300	309,783

		1,091,237

Total Materials		30,372,915

Telecommunication Services (3.6%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	778,105	24,440,278
CenturyLink, Inc.	84,164	3,402,750
Frontier Communications Corp.	54,639	440,937
Level 3 Communications, Inc.*	93,600	228,384

	Number of Shares	Value (Note 1)

tw telecom, Inc.*	1,200	$24,636
Verizon Communications, Inc.	120,400	4,482,492
Windstream Corp.	12,400	160,704

		33,180,181

Wireless Telecommunication Services (1.1%)
Clearwire Corp., Class A*	1,300	4,914
NII Holdings, Inc.*	1,200	50,856
Sprint Nextel Corp.*	164,400	886,116
Telephone & Data Systems, Inc.	4,900	152,292
U.S. Cellular Corp.*	800	38,736
Vodafone Group plc	1,118,452	2,972,432
Vodafone Group plc (ADR)	368,050	9,834,296

		13,939,642

Total Telecommunication Services		47,119,823

Utilities (2.8%)
Electric Utilities (1.2%)
American Electric Power Co., Inc.	54,500	2,053,560
DPL, Inc.	6,400	193,024
Duke Energy Corp.	73,100	1,376,473
Edison International	17,900	693,625
Entergy Corp.	9,800	669,144
Exelon Corp.	36,400	1,559,376
FirstEnergy Corp.	22,970	1,014,126
Great Plains Energy, Inc.	7,400	153,402
Hawaiian Electric Industries, Inc.	5,200	125,112
NextEra Energy, Inc.	23,200	1,333,072
Northeast Utilities	9,700	341,149
NV Energy, Inc.	62,500	959,375
Pepco Holdings, Inc.	12,400	243,412
Pinnacle West Capital Corp.	6,000	267,480
PPL Corp.	58,616	1,631,283
Progress Energy, Inc.	16,200	777,762
Southern Co.	46,700	1,885,746
Westar Energy, Inc.	6,200	166,842

		15,443,963

Gas Utilities (0.1%)
AGL Resources, Inc.	4,300	175,053
Atmos Energy Corp.	4,900	162,925
National Fuel Gas Co.	3,900	283,920
Oneok, Inc.	5,500	407,055
Questar Corp.	9,700	171,787
UGI Corp.	13,500	430,515

		1,631,255

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	36,100	459,914
Calpine Corp.*	19,200	309,696
Constellation Energy Group, Inc.	10,200	387,192
GenOn Energy, Inc.*	42,316	163,340
NRG Energy, Inc.*	13,200	324,456

		1,644,598

Multi-Utilities (1.3%)
Alliant Energy Corp.	6,100	248,026

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Ameren Corp.	13,200	$380,688
CenterPoint Energy, Inc.	23,300	450,855
CMS Energy Corp.	79,300	1,561,417
Consolidated Edison, Inc.	16,100	857,164
Dominion Resources, Inc.	43,269	2,088,594
DTE Energy Co.	48,400	2,420,968
Integrys Energy Group, Inc.	4,300	222,912
MDU Resources Group, Inc.	10,300	231,750
NiSource, Inc.	15,300	309,825
NSTAR	5,700	262,086
OGE Energy Corp.	5,400	271,728
PG&E Corp.	74,195	3,118,416
Public Service Enterprise Group, Inc.	67,225	2,194,224
SCANA Corp.	6,300	248,031
Sempra Energy	13,200	698,016
TECO Energy, Inc.	11,800	222,902
Vectren Corp.	4,500	125,370
Wisconsin Energy Corp.	12,800	401,280
Xcel Energy, Inc.	26,600	646,380

		16,960,632

Water Utilities (0.1%)
American Water Works Co., Inc.	9,600	282,720
Aqua America, Inc.	6,800	149,464

		432,184

Total Utilities		36,112,632

Total Common Stocks (79.2%) (Cost $853,122,871)		1,032,649,771

CONVERTIBLE PREFERRED STOCK:
Utilities (0.0%)
Electric Utilities (0.0%)
PPL Corp. 9.500%	7,500	418,125

Total Convertible Preferred Stock (0.0%) (Cost $375,000)		418,125

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $1,590)	300	$615

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.0%)
HSBC USA, Inc. 0.06%, 7/1/11 (p)	$491,000	490,999

Government Securities (1.7%)
U.S. Treasury Bills 0.04%, 11/3/11 (p)#	22,008,300	22,005,087

Time Deposit (18.7%)
JPMorgan Chase Nassau 0.000%, 7/1/11	243,652,743	243,652,743

Total Short-Term Investments (20.4%) (Cost $266,148,222)		266,148,829

Total Investments (99.6%) (Cost $1,119,647,683)		1,299,217,340
Other Assets Less Liabilities (0.4%)		4,868,378

Net Assets (100%)		$1,304,085,718

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,005,087.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,753	September-11	$237,608,285	$246,853,575	$9,245,290
S&P MidCap 400 E-Mini Index	107	September-11	9,928,162	10,448,550	520,388

					$9,765,678

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$128,949,750	$—	$—	$128,949,750
Consumer Staples	94,653,828	6,419,423	—	101,073,251
Energy	121,097,253	—	—	121,097,253
Financials	221,512,273	—	—	221,512,273
Health Care	161,244,007	2,116,741	—	163,360,748
Industrials	94,008,485	—	—	94,008,485
Information Technology	89,042,641	—	—	89,042,641
Materials	30,372,915	—	—	30,372,915
Telecommunication Services	44,147,391	2,972,432	—	47,119,823
Utilities	36,112,632	—	—	36,112,632
Convertible Preferred Stocks
Utilities	—	418,125	—	418,125
Futures	9,765,678	—	—	9,765,678
Rights
Health Care	615	—	—	615
Short-Term Investments	—	266,148,829	—	266,148,829

Total Assets	$1,030,907,468	$278,075,550	$—	$1,308,983,018

Total Liabilities	$—	$—	$—	$—

Total	$1,030,907,468	$278,075,550	$—	$1,308,983,018

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	9,765,678	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$9,765,678

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	9,023,924	—	—	9,023,924
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$9,023,924	$—	$—	$9,023,924

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	6,294,806	—	—	6,294,806
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$6,294,806	$—	$—	$6,294,806

The Portfolio held futures contracts with an average notional balance of approximately $266,470,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$218,434,689
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$340,663,920

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,815,410
Aggregate gross unrealized depreciation	(15,837,039)

Net unrealized appreciation	$150,978,371

Federal income tax cost of investments	$1,148,238,969

For the six months ended June 30, 2011, the Portfolio incurred approximately $3,759 as brokerage commissions with Sanford C. Bernstein & Co. Inc., and $1,728 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $664,845,894 of which $49,187,463 expires in the year 2016 and $615,658,431 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $1,119,647,683)	$1,299,217,340
Cash	330,304
Receivable for securities sold	4,860,916
Due from broker for futures variation margin	2,159,460
Dividends, interest and other receivables	1,964,762
Receivable from Separate Accounts for Trust shares sold	129,143
Other assets	7,159

Total assets	1,308,669,084

LIABILITIES
Payable for securities purchased	2,885,295
Investment management fees payable	765,996
Payable to Separate Accounts for Trust shares redeemed	476,269
Administrative fees payable	173,562
Distribution fees payable - Class B	96,493
Trustees’ fees payable	26,112
Accrued expenses	159,639

Total liabilities	4,583,366

NET ASSETS	$1,304,085,718

Net assets were comprised of:
Paid in capital	$1,734,348,338
Accumulated undistributed net investment income (loss)	7,325,083
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(626,930,238)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	189,342,535

Net assets	$1,304,085,718

Class A
Net asset value, offering and redemption price per share, $826,100,897 / 80,178,277 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.30

Class B
Net asset value, offering and redemption price per share, $477,984,821 / 46,436,199 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.29

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,290 foreign withholding tax)	$12,943,781
Interest	13,747

Total income	12,957,528

EXPENSES
Investment management fees	4,876,312
Administrative fees	1,020,695
Distribution fees - Class B	611,109
Custodian fees	80,406
Printing and mailing expenses	52,862
Professional fees	30,465
Trustees’ fees	11,351
Miscellaneous	14,375

Gross expenses	6,697,575
Less: Fees paid indirectly	(40,775)

Net expenses	6,656,800

NET INVESTMENT INCOME (LOSS)	6,300,728

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	61,032,405
Foreign currency transactions	889
Futures	9,023,924

Net realized gain (loss)	70,057,218

Change in unrealized appreciation (depreciation) on:
Securities	(10,523,890)
Foreign currency translations	4,544
Futures	6,294,806

Net change in unrealized appreciation (depreciation)	(4,224,540)

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,832,678

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,133,406

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,300,728	$14,667,828
Net realized gain (loss) on investments, futures and foreign currency transactions	70,057,218	124,080,958
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(4,224,540)	40,837,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	72,133,406	179,585,790

DIVIDENDS:
Dividends from net investment income
Class A	—	(9,665,084)
Class B	—	(4,071,334)

TOTAL DIVIDENDS	—	(13,736,418)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,679,603 and 2,925,878 shares, respectively ]	17,077,223	26,423,937
Capital shares issued in reinvestment of dividends [ 0 and 1,003,656 shares, respectively ]	—	9,665,084
Capital shares repurchased [ (12,048,255) and (30,190,858) shares, respectively ]	(123,456,091)	(280,119,181)

Total Class A transactions	(106,378,868)	(244,030,160)

Class B
Capital shares sold [ 1,931,569 and 3,523,865 shares, respectively ]	19,705,141	31,489,680
Capital shares issued in reinvestment of dividends [ 0 and 422,744 shares, respectively ]	—	4,071,334
Capital shares repurchased [ (5,512,762) and (9,545,279) shares, respectively ]	(56,281,506)	(85,667,744)

Total Class B transactions	(36,576,365)	(50,106,730)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(142,955,233)	(294,136,890)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,821,827)	(128,287,518)
NET ASSETS:
Beginning of period	1,374,907,545	1,503,195,063

End of period (a)	$1,304,085,718	$1,374,907,545

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$7,325,083	$1,024,355

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010	2009		2008	2007	2006
Net asset value, beginning of period	$9.78	$8.72	$7.21		$11.79	$12.83	$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.10 (e)	0.15	(e)	0.18 (e)	0.19 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.47	1.07	1.53		(4.58)	0.29	2.05

Total from investment operations	0.52	1.17	1.68		(4.40)	0.48	2.19

Less distributions:
Dividends from net investment income	—	(0.11)	(0.17)		(0.16)	(0.18)	(0.12)
Distributions from net realized gains	—	—	—		(0.02)	(1.34)	(0.43)

Total dividends and distributions	—	(0.11)	(0.17)		(0.18)	(1.52)	(0.55)

Net asset value, end of period	$10.30	$9.78	$8.72		$7.21	$11.79	$12.83

Total return (b)	5.32%	13.39%	23.29%		(37.33)%	3.88%	19.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$826,101	$885,584	$1,018,251		$1,180,738	$1,220,184	$914,471
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.90%	0.91%	0.82	%(c)	1.03%	1.01%	1.06%
Before fees paid indirectly (a)	0.91%	0.91%	0.93%		1.05%	1.07%	1.10%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	1.03%	1.14%	2.04%		1.82%	1.44%	1.16%
Before fees paid indirectly (a)	1.02%	1.13%	1.92%		1.79%	1.38%	1.12%
Portfolio turnover rate	20%	35%	77%		60%	77%	63%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class B		2010	2009		2008	2007		2006
Net asset value, beginning of period	$9.78	$8.72	$7.21		$11.79	$12.83		$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.13	(e)	0.15 (e)	0.16	(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.47	1.06	1.53		(4.57)	0.29		2.05

Total from investment operations	0.51	1.14	1.66		(4.42)	0.45		2.16

Less distributions:
Dividends from net investment income	—	(0.08)	(0.15)		(0.14)	(0.15)		(0.09)
Distributions from net realized gains	—	—	—		(0.02)	(1.34)		(0.43)

Total dividends and distributions	—	(0.08)	(0.15)		(0.16)	(1.49)		(0.52)

Net asset value, end of period	$10.29	$9.78	$8.72		$7.21	$11.79		$12.83

Total return (b)	5.21%	13.11%	22.97%		(37.49)%	3.61%		19.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477,985	$489,324	$484,944		$439,812	$718,323		$702,312
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.15%	1.16%	1.07	%(c)	1.28%	1.26	%(c)	1.31	%(c)
Before fees paid indirectly (a)	1.16%	1.16%	1.18%		1.30%	1.32%		1.35%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.78%	0.89%	1.73%		1.53%	1.18%		0.89%
Before fees paid indirectly (a)	0.78%	0.88%	1.63%		1.51%	1.12%		0.85%
Portfolio turnover rate	20%	35%	77%		60%	77%		63%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	20.0%
Consumer Discretionary	14.1
Industrials	13.6
Health Care	11.8
Energy	6.5
Financials	4.8
Materials	3.7
Consumer Staples	2.8
Telecommunication Services	0.8
Utilities	0.1
Cash and Other	21.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,098.50	$5.15
Hypothetical (5% average return before expenses)	1,000.00	1,019.89	4.96
Class B
Actual	1,000.00	1,096.80	6.45
Hypothetical (5% average return before expenses)	1,000.00	1,018.65	6.21

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.99% and 1.24% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	1,772	$20,165
Amerigon, Inc.*	2,756	47,899
Cooper Tire & Rubber Co.	7,752	153,412
Dana Holding Corp.*	17,019	311,448
Dorman Products, Inc.*	1,368	54,145
Drew Industries, Inc.	17,952	443,774
Exide Technologies, Inc.*	2,378	18,168
Gentex Corp.	47,302	1,429,940
Goodyear Tire & Rubber Co.*	30,203	506,504
Stoneridge, Inc.*	3,249	47,890
Tenneco, Inc.*	22,972	1,012,376
Tower International, Inc.*	793	14,028
Visteon Corp.*	345	23,602

		4,083,351

Automobiles (0.1%)
Tesla Motors, Inc.*	6,324	184,218
Thor Industries, Inc.	17,700	510,468
Winnebago Industries, Inc.*	3,546	34,255

		728,941

Distributors (0.4%)
Core-Mark Holding Co., Inc.*	188	6,712
LKQ Corp.*	73,415	1,915,397
Pool Corp.	5,963	177,757

		2,099,866

Diversified Consumer Services (1.5%)
American Public Education, Inc.*	2,215	98,590
Anhanguera Educacional Participacoes S.A.	40,700	864,775
Archipelago Learning, Inc.*	901	8,884
Bridgepoint Education, Inc.*	2,215	55,375
Capella Education Co.*	1,948	81,524
Coinstar, Inc.*	30,481	1,662,434
DeVry, Inc.	6,922	409,298
Estacio Participacoes S.A.	74,600	960,314
Grand Canyon Education, Inc.*	65,058	922,522
Hillenbrand, Inc.	7,739	183,027
ITT Educational Services, Inc.*	3,473	271,727
K12, Inc.*	3,200	106,048
Matthews International Corp., Class A	1,419	56,973
National American University Holdings, Inc.	1,041	9,796
Pre-Paid Legal Services, Inc.*	920	61,171
Sotheby’s, Inc.	8,358	363,573
Steiner Leisure Ltd.*	1,882	85,970
Strayer Education, Inc.	1,515	191,481
Universal Technical Institute, Inc.	2,639	52,173
Weight Watchers International, Inc.	24,688	1,863,203
Xueda Education Group (ADR)*	48,500	388,000

		8,696,858

Hotels, Restaurants & Leisure (2.9%)
AFC Enterprises, Inc.*	3,052	50,205
Ambassadors Group, Inc.	558	4,927

	Number of Shares	Value (Note 1)

Ameristar Casinos, Inc.	3,976	$94,271
Bally Technologies, Inc.*	4,968	202,098
Biglari Holdings, Inc.*	13	5,084
BJ’s Restaurants, Inc.*	2,976	155,823
Bravo Brio Restaurant Group, Inc.*	2,375	58,021
Brinker International, Inc.	9,669	236,504
Buffalo Wild Wings, Inc.*	17,769	1,178,262
California Pizza Kitchen, Inc.*	1,818	33,578
Caribou Coffee Co., Inc.*	760	10,062
Carrols Restaurant Group, Inc.*	1,547	16,151
CEC Entertainment, Inc.	2,462	98,751
Cheesecake Factory, Inc.*	34,499	1,082,234
Chipotle Mexican Grill, Inc.*	2,650	816,704
Choice Hotels International, Inc.	329	10,975
Churchill Downs, Inc.	406	18,302
Cracker Barrel Old Country Store, Inc.	2,681	132,200
Denny’s Corp.*	8,953	34,738
DineEquity, Inc.*	1,917	100,202
Domino’s Pizza UK & IRL plc	204,438	1,324,640
Domino’s Pizza, Inc.*	2,909	73,423
Einstein Noah Restaurant Group, Inc.	600	8,982
Gaylord Entertainment Co.*	31,230	936,900
Interval Leisure Group, Inc.*	4,988	68,286
Jack in the Box, Inc.*	43,860	999,131
Jamba, Inc.*	8,344	17,856
Krispy Kreme Doughnuts, Inc.*	7,250	68,948
Life Time Fitness, Inc.*	7,482	298,607
Marriott International, Inc., Class A	30,100	1,068,249
MGM Resorts International*	79,600	1,051,516
Morgans Hotel Group Co.*	1,011	7,269
Orient-Express Hotels Ltd., Class A*	97,460	1,047,695
P.F. Chang’s China Bistro, Inc.	2,589	104,181
Panera Bread Co., Class A*	16,811	2,112,470
Papa John’s International, Inc.*	2,435	80,988
Peet’s Coffee & Tea, Inc.*	24,884	1,435,807
Pinnacle Entertainment, Inc.*	465	6,929
Red Robin Gourmet Burgers, Inc.*	1,443	52,496
Ruth’s Hospitality Group, Inc.*	794	4,454
Scientific Games Corp., Class A*	3,788	39,168
Shuffle Master, Inc.*	84,334	788,945
Six Flags Entertainment Corp.	5,156	193,092
Sonic Corp.*	7,519	79,927
Texas Roadhouse, Inc.	7,274	127,550
Town Sports International Holdings, Inc.*	1,057	8,044
Vail Resorts, Inc.	3,515	162,463

		16,507,108

Household Durables (1.0%)
American Greetings Corp., Class A	297	7,140
Ethan Allen Interiors, Inc.	1,040	22,142
Harman International Industries, Inc.	5,705	259,977
iRobot Corp.*	2,934	103,541
Jarden Corp.	29,870	1,030,814

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Leggett & Platt, Inc.	13,264	$323,376
Libbey, Inc.*	2,437	39,528
Tempur-Pedic International, Inc.*	48,769	3,307,513
Tupperware Brands Corp.	7,722	520,849
Universal Electronics, Inc.*	691	17,455

		5,632,335

Internet & Catalog Retail (1.1%)
Blue Nile, Inc.*	20,397	897,060
Gaiam, Inc., Class A	74,468	370,106
Geeknet, Inc.*	538	14,375
HomeAway, Inc.*	1,900	73,530
HSN, Inc.*	4,947	162,855
Netflix, Inc.*	4,460	1,171,597
Nutrisystem, Inc.	3,394	47,720
Overstock.com, Inc.*	1,445	21,993
PetMed Express, Inc.	2,691	31,888
priceline.com, Inc.*	2,540	1,300,302
Shutterfly, Inc.*	42,349	2,431,680
U.S. Auto Parts Network, Inc.*	1,966	15,060
Valuevision Media, Inc., Class A*	4,034	30,860

		6,569,026

Leisure Equipment & Products (0.3%)
Brunswick Corp.	66,320	1,352,928
Marine Products Corp.*	549	3,689
Polaris Industries, Inc.	4,004	445,125
Smith & Wesson Holding Corp.*	2,605	7,815
Sturm Ruger & Co., Inc.	2,344	51,451

		1,861,008

Media (0.7%)
Arbitron, Inc.	3,377	139,571
Belo Corp., Class A*	3,398	25,587
Cinemark Holdings, Inc.	10,424	215,881
Crown Media Holdings, Inc., Class A*	1,200	2,292
Cumulus Media, Inc., Class A*	884	3,094
Entravision Communications Corp., Class A*	3,738	6,915
Global Sources Ltd.*	1,375	12,636
Global Traffic Network, Inc.*	1,749	20,096
interCLICK, Inc.*	2,521	20,067
Interpublic Group of Cos., Inc.	22,629	282,863
John Wiley & Sons, Inc., Class A	5,758	299,474
Knology, Inc.*	3,572	53,044
Lamar Advertising Co., Class A*	2,146	58,736
Lions Gate Entertainment Corp.*	104,764	693,538
MDC Partners, Inc., Class A	3,083	55,679
Morningstar, Inc.	3,014	183,191
National CineMedia, Inc.	72,363	1,223,658
Nexstar Broadcasting Group, Inc., Class A*	389	3,194
Pandora Media, Inc.*	13,954	263,870
ReachLocal, Inc.*	1,228	25,579
Regal Entertainment Group, Class A	3,330	41,126
Rentrak Corp.*	1,194	21,182
Sinclair Broadcast Group, Inc., Class A	436	4,787
Valassis Communications, Inc.*	6,081	184,254
Value Line, Inc.	118	1,582

	Number of Shares	Value (Note 1)

Warner Music Group Corp.*	2,265	$18,618
World Wrestling Entertainment, Inc., Class A	3,007	28,657

		3,889,171

Multiline Retail (0.2%)
99 Cents Only Stores*	673	13,622
Big Lots, Inc.*	3,203	106,179
Dollar Tree, Inc.*	18,190	1,211,818
Gordmans Stores, Inc.*	621	10,799

		1,342,418

Specialty Retail (3.2%)
Aaron’s, Inc.	7,211	203,783
Abercrombie & Fitch Co., Class A	24,042	1,608,891
Aeropostale, Inc.*	9,992	174,860
America’s Car-Mart, Inc.*	597	19,701
ANN, Inc.*	6,443	168,162
Ascena Retail Group, Inc.*	7,770	264,569
AutoNation, Inc.*	2,502	91,598
Body Central Corp.*	1,451	34,142
Buckle, Inc.	3,333	142,319
CarMax, Inc.*	38,225	1,264,101
Cato Corp., Class A	3,433	98,870
Chico’s FAS, Inc.	14,528	221,261
Citi Trends, Inc.*	31,600	476,528
Cost Plus, Inc.*	1,479	14,790
Destination Maternity Corp.	1,341	26,793
Dick’s Sporting Goods, Inc.*	53,690	2,064,381
DSW, Inc., Class A*	2,474	125,209
Express, Inc.	65,831	1,435,116
Finish Line, Inc., Class A	1,962	41,987
Genesco, Inc.*	296	15,422
GNC Holdings, Inc., Class A*	2,815	61,395
Guess?, Inc.	23,220	976,633
hhgregg, Inc.*	135	1,809
Hibbett Sports, Inc.*	3,392	138,088
Jos. A. Bank Clothiers, Inc.*	3,421	171,084
Lumber Liquidators Holdings, Inc.*	2,854	72,492
Men’s Wearhouse, Inc.	1,088	36,666
Monro Muffler Brake, Inc.	3,783	141,068
PetSmart, Inc.	14,030	636,541
Pier 1 Imports, Inc.*	4,170	48,247
Ross Stores, Inc.	13,100	1,049,572
Rue21, Inc.*	1,830	59,475
SA SA International Holdings Ltd.	194,000	124,520
Sally Beauty Holdings, Inc.*	10,961	187,433
Select Comfort Corp.*	6,042	108,635
Systemax, Inc.*	92	1,374
Tractor Supply Co.	36,475	2,439,448
Ulta Salon Cosmetics & Fragrance, Inc.*	45,569	2,942,846
Vitamin Shoppe, Inc.*	15,467	707,770
Williams-Sonoma, Inc.	6,770	247,037
Winmark Corp.	272	11,786
Zumiez, Inc.*	2,635	65,796

		18,722,198

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.*	5,266	$161,982
Cherokee, Inc.	895	15,358
Coach, Inc.	17,610	1,125,807
Columbia Sportswear Co.	14,520	920,568
Crocs, Inc.*	10,585	272,564
Deckers Outdoor Corp.*	4,786	421,838
Fossil, Inc.*	6,474	762,119
G-III Apparel Group Ltd.*	2,089	72,029
Hanesbrands, Inc.*	52,919	1,510,837
Iconix Brand Group, Inc.*	53,500	1,294,700
Kenneth Cole Productions, Inc., Class A*	289	3,610
Liz Claiborne, Inc.*	627	3,355
Lululemon Athletica, Inc.*	5,900	659,738
Maidenform Brands, Inc.*	2,926	80,933
Oxford Industries, Inc.	1,592	53,746
Perry Ellis International, Inc.*	123	3,106
Phillips-Van Heusen Corp.	1,105	72,344
R.G. Barry Corp.	141	1,591
Steven Madden Ltd.*	4,645	174,234
Timberland Co., Class A*	3,592	154,348
True Religion Apparel, Inc.*	3,162	91,951
Under Armour, Inc., Class A*	24,514	1,895,177
Vera Bradley, Inc.*	2,449	93,552
Warnaco Group, Inc.*	4,585	239,566
Wolverine World Wide, Inc.	34,842	1,454,654

		11,539,707

Total Consumer Discretionary		81,671,987

Consumer Staples (2.8%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	6,425	575,680
Coca-Cola Bottling Co. Consolidated	565	38,228
Craft Brewers Alliance, Inc.*	402	3,461
Hansen Natural Corp.*	8,661	701,108
Heckmann Corp.*	5,656	34,162
National Beverage Corp.	1,300	19,045
Primo Water Corp.*	1,023	14,721

		1,386,405

Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	87	8,006
BJ’s Wholesale Club, Inc.*	676	34,037
Casey’s General Stores, Inc.	24,286	1,068,584
Fresh Market, Inc.*	18,178	703,125
Pantry, Inc.*	208	3,908
Pricesmart, Inc.	2,201	112,757
Rite Aid Corp.*	5,496	7,310
Ruddick Corp.	3,276	142,637
United Natural Foods, Inc.*	6,007	256,319
Whole Foods Market, Inc.	13,100	831,195

		3,167,878

Food Products (1.6%)
Alico, Inc.	127	3,254
B&G Foods, Inc.	3,393	69,964
Calavo Growers, Inc.	1,440	30,326
Cal-Maine Foods, Inc.	120	3,835
Corn Products International, Inc.	7,625	421,510
Darling International, Inc.*	14,471	256,137

	Number of Shares	Value (Note 1)

Diamond Foods, Inc.	2,708	$206,729
Dole Food Co., Inc.*	821	11,100
Farmer Bros Co.	248	2,515
Flowers Foods, Inc.	13,823	304,648
Green Mountain Coffee Roasters, Inc.*	49,547	4,422,565
Hain Celestial Group, Inc.*	24,084	803,442
J&J Snack Foods Corp.	1,762	87,836
Lancaster Colony Corp.	2,316	140,859
Lifeway Foods, Inc.*	716	8,005
Limoneira Co.	1,018	22,996
Omega Protein Corp.*	231	3,188
Smart Balance, Inc.*	3,528	18,275
Smithfield Foods, Inc.*	48,600	1,062,882
Tootsie Roll Industries, Inc.	2,691	78,739
TreeHouse Foods, Inc.*	24,583	1,342,477

		9,301,282

Household Products (0.1%)
Church & Dwight Co., Inc.	10,246	415,373
Oil-Dri Corp. of America	147	3,149
Spectrum Brands Holdings, Inc.*	1,625	52,000
WD-40 Co.	2,082	81,281

		551,803

Personal Products (0.2%)
Elizabeth Arden, Inc.*	2,447	71,036
Female Health Co.	2,500	12,500
Herbalife Ltd.	14,753	850,363
Inter Parfums, Inc.	1,982	45,645
Medifast, Inc.*	1,734	41,148
Nature’s Sunshine Products, Inc.*	1,370	26,688
Nu Skin Enterprises, Inc., Class A	6,774	254,364
Schiff Nutrition International, Inc.	392	4,386
Synutra International, Inc.*	2,061	20,239
USANA Health Sciences, Inc.*	839	26,244

		1,352,613

Tobacco (0.0%)
Star Scientific, Inc.*	11,761	52,924
Vector Group Ltd.	3,877	68,972

		121,896

Total Consumer Staples		15,881,877

Energy (6.5%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	2,006	88,525
Basic Energy Services, Inc.*	2,981	93,812
Cal Dive International, Inc.*	7,254	43,379
CARBO Ceramics, Inc.	2,374	386,843
Complete Production Services, Inc.*	40,582	1,353,815
Core Laboratories N.V.	5,640	629,086
Dawson Geophysical Co.*	269	9,186
Dresser-Rand Group, Inc.*	9,872	530,620
Dril-Quip, Inc.*	20,570	1,395,263
Ensco plc (ADR)	15,300	815,490
Geokinetics, Inc.*	1,311	10,331
Global Geophysical Services, Inc.*	2,230	39,694
Gulf Island Fabrication, Inc.	258	8,328
Gulfmark Offshore, Inc., Class A*	519	22,935

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Helmerich & Payne, Inc.	10,929	$722,625
ION Geophysical Corp.*	16,387	155,021
Key Energy Services, Inc.*	70,829	1,274,922
Lufkin Industries, Inc.	3,771	324,495
Matrix Service Co.*	600	8,028
Mitcham Industries, Inc.*	667	11,539
Newpark Resources, Inc.*	765	6,939
Oceaneering International, Inc.	35,524	1,438,722
Oil States International, Inc.*	18,469	1,475,858
OYO Geospace Corp.*	536	53,600
Patterson-UTI Energy, Inc.	2,123	67,108
Pioneer Drilling Co.*	43,986	670,347
RigNet, Inc.*	714	12,138
Rowan Cos., Inc.*	2,603	101,022
RPC, Inc.	5,314	130,406
Superior Energy Services, Inc.*	40,550	1,506,027
Tesco Corp.*	3,020	58,618
TETRA Technologies, Inc.*	1,062	13,519
Tidewater, Inc.	18,712	1,006,893
Willbros Group, Inc.*	910	7,771

		14,472,905

Oil, Gas & Consumable Fuels (4.0%)
Abraxas Petroleum Corp.*	10,155	38,894
Alon USA Energy, Inc.	1,061	11,957
Alpha Natural Resources, Inc.*	19,200	872,448
Amyris, Inc.*	2,178	61,180
Apco Oil and Gas International, Inc.	1,143	99,361
Approach Resources, Inc.*	1,986	45,023
Arch Coal, Inc.	2,161	57,612
ATP Oil & Gas Corp.*	5,502	84,236
Berry Petroleum Co., Class A	6,372	338,544
Bill Barrett Corp.*	13,842	641,577
BPZ Resources, Inc.*	3,474	11,395
Brigham Exploration Co.*	14,488	433,626
Bumi plc*	30,683	571,079
Cabot Oil & Gas Corp.	48,313	3,203,635
Callon Petroleum Co.*	4,832	33,921
Carrizo Oil & Gas, Inc.*	4,817	201,110
Cheniere Energy, Inc.*	8,675	79,463
Clayton Williams Energy, Inc.*	729	43,776
Clean Energy Fuels Corp.*	6,128	80,583
Cloud Peak Energy, Inc.*	1,553	33,079
Cobalt International Energy, Inc.*	29,419	400,981
Comstock Resources, Inc.*	38,200	1,099,778
Consol Energy, Inc.	19,040	923,059
Contango Oil & Gas Co.*	1,507	88,069
Crosstex Energy, Inc.	4,469	53,181
CVR Energy, Inc.*	10,859	267,349
Energy XXI Bermuda Ltd.*	9,317	309,511
Evolution Petroleum Corp.*	1,958	13,902
EXCO Resources, Inc.	16,899	298,267
Forest Oil Corp.*	11,035	294,745
Frontier Oil Corp.	13,206	426,686
FX Energy, Inc.*	6,497	57,044
GeoResources, Inc.*	965	21,703
Gevo, Inc.*	723	11,373
GMX Resources, Inc.*	2,369	10,542
Golar LNG Ltd.	4,529	158,017
Goodrich Petroleum Corp.*	3,201	58,930
Gulfport Energy Corp.*	4,812	142,868

	Number of Shares	Value (Note 1)

Hallador Energy Co.	465	$4,459
Holly Corp.*	5,452	378,369
Houston American Energy Corp.	2,057	37,293
Hyperdynamics Corp.*	19,241	82,736
Isramco, Inc.*	139	9,185
James River Coal Co.*	42,500	884,850
Karoon Gas Australia Ltd.*	45,791	258,126
Kodiak Oil & Gas Corp.*	22,168	127,909
Magnum Hunter Resources Corp.*	13,769	93,078
McMoRan Exploration Co.*	12,152	224,569
Northern Oil and Gas, Inc.*	7,811	173,014
Oasis Petroleum, Inc.*	19,760	586,477
Panhandle Oil and Gas, Inc., Class A	885	26,099
Patriot Coal Corp.*	10,537	234,554
PetroQuest Energy, Inc.*	1,611	11,309
Pioneer Natural Resources Co.	11,800	1,056,926
Quicksilver Resources, Inc.*	978	14,435
Rentech, Inc.*	28,612	30,329
Resolute Energy Corp.*	58,819	950,515
Rex Energy Corp.*	3,684	37,835
Rosetta Resources, Inc.*	6,554	337,793
SandRidge Energy, Inc.*	50,722	540,696
SM Energy Co.	20,242	1,487,382
Solazyme, Inc.*	1,031	23,682
Southwestern Energy Co.*	22,100	947,648
Stone Energy Corp.*	6,059	184,133
Syntroleum Corp.*	8,996	13,224
Targa Resources Corp.	2,035	68,091
Triangle Petroleum Corp.*	2,534	16,370
Ultra Petroleum Corp.*	18,900	865,620
Uranerz Energy Corp.*	7,970	24,069
Uranium Energy Corp.*	8,800	26,928
Uranium Resources, Inc.*	11,514	19,228
Ur-Energy, Inc.*	10,420	16,672
VAALCO Energy, Inc.*	727	4,377
Vallares plc*	64,987	1,048,224
Venoco, Inc.*	921	11,733
Voyager Oil & Gas, Inc.*	4,202	12,480
W&T Offshore, Inc.	4,306	112,473
Warren Resources, Inc.*	1,479	5,635
Western Refining, Inc.*	6,128	110,733
Westmoreland Coal Co.*	327	5,804
World Fuel Services Corp.	4,974	178,716
Zion Oil & Gas, Inc.*	3,067	18,249

		22,880,531

Total Energy		37,353,436

Financials (4.8%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	19,911	2,019,971
Artio Global Investors, Inc.	3,553	40,149
BGC Partners, Inc., Class A	9,345	72,237
Cohen & Steers, Inc.	1,823	60,432
Diamond Hill Investment Group, Inc.	300	24,387
Duff & Phelps Corp., Class A	3,747	48,074
Eaton Vance Corp.	14,704	444,502
Epoch Holding Corp.	1,900	33,915
Evercore Partners, Inc., Class A	33,932	1,130,614
Federated Investors, Inc., Class B	9,059	215,967

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Financial Engines, Inc.*	4,736	$122,757
GAMCO Investors, Inc., Class A	529	24,487
Greenhill & Co., Inc.	13,855	745,676
HFF, Inc., Class A*	3,578	53,992
ICG Group, Inc.*	345	4,219
KBW, Inc.	24,274	453,924
Ladenburg Thalmann Financial Services, Inc.*	13,100	18,078
Lazard Ltd., Class A	43,318	1,607,098
LPL Investment Holdings, Inc.*	3,571	122,164
optionsXpress Holdings, Inc.	5,200	86,736
Pzena Investment Management, Inc., Class A	949	5,390
SEI Investments Co.	65,946	1,484,445
Stifel Financial Corp.*	44,808	1,606,815
Virtus Investment Partners, Inc.*	633	38,423
Waddell & Reed Financial, Inc., Class A	10,690	388,582
Westwood Holdings Group, Inc.	804	30,632

		10,883,666

Commercial Banks (0.7%)
Arrow Financial Corp.	60	1,468
Bank of the Ozarks, Inc.	270	14,056
Banner Corp.	1,817	31,797
Bridge Bancorp, Inc.	321	6,831
Enterprise Financial Services Corp.	268	3,626
First Financial Bankshares, Inc.	1,786	61,528
Hampton Roads Bankshares, Inc.*	1,208	11,959
Hancock Holding Co.	20,300	628,894
IBERIABANK Corp.	17,266	995,212
Investors Bancorp, Inc.*	709	10,068
MB Financial, Inc.	43,600	838,864
Signature Bank/New York*	26,818	1,533,990
SVB Financial Group*	1,179	70,398
SY Bancorp, Inc.	300	6,975
Taylor Capital Group, Inc.*	411	3,354
Westamerica Bancorp	1,629	80,228

		4,299,248

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	861	5,932
Cash America International, Inc.	1,216	70,370
Credit Acceptance Corp.*	825	69,688
Dollar Financial Corp.*	5,372	116,304
EZCORP, Inc., Class A*	5,804	206,477
First Cash Financial Services, Inc.*	3,913	164,307
Green Dot Corp., Class A*	2,731	92,799
Imperial Holdings, Inc.*	1,833	18,623
Netspend Holdings, Inc.*	89,565	895,650
World Acceptance Corp.*	1,957	128,321

		1,768,471

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	6,509	160,121
Encore Capital Group, Inc.*	1,992	61,194
Justice Holdings Ltd.*	49,518	778,874
MarketAxess Holdings, Inc.	3,565	89,339

	Number of Shares	Value (Note 1)

MSCI, Inc., Class A*	14,862	$560,000
NASDAQ OMX Group, Inc.*	1,867	47,235
Portfolio Recovery Associates, Inc.*	2,117	179,501

		1,876,264

Insurance (0.1%)
Amtrust Financial Services, Inc.	373	8,497
Crawford & Co., Class B	3,169	22,405
Erie Indemnity Co., Class A	3,421	241,933
Flagstone Reinsurance Holdings S.A.	359	3,026
Greenlight Capital Reinsurance Ltd., Class A*	775	20,375
Hallmark Financial Services*	583	4,588
State Auto Financial Corp.	206	3,591
Validus Holdings Ltd.	1,314	40,668

		345,083

Real Estate Investment Trusts (REITs) (1.2%)
Acadia Realty Trust (REIT)	1,101	22,383
Alexander’s, Inc. (REIT)	253	100,441
American Assets Trust, Inc. (REIT)	3,752	84,232
American Campus Communities, Inc. (REIT)	3,712	131,850
Apartment Investment & Management Co. (REIT), Class A	10,022	255,862
Associated Estates Realty Corp. (REIT)	329	5,346
Camden Property Trust (REIT)	6,257	398,070
CBL & Associates Properties, Inc. (REIT)	5,724	103,776
Chatham Lodging Trust (REIT)	20,300	327,033
Cogdell Spencer, Inc. (REIT)	1,442	8,638
Corporate Office Properties Trust/Maryland (REIT)	2,771	86,206
Digital Realty Trust, Inc. (REIT)	11,777	727,583
DuPont Fabros Technology, Inc. (REIT)	2,771	69,829
EastGroup Properties, Inc. (REIT)	1,557	66,188
Equity Lifestyle Properties, Inc. (REIT)	2,167	135,307
Essex Property Trust, Inc. (REIT)	2,250	304,402
Extra Space Storage, Inc. (REIT)	4,504	96,070
Federal Realty Investment Trust (REIT)	5,822	495,918
FelCor Lodging Trust, Inc. (REIT)*	51,181	272,795
Getty Realty Corp. (REIT)	1,477	37,265
Gladstone Commercial Corp. (REIT)	488	8,457
Glimcher Realty Trust (REIT)	10,751	102,135
Highwoods Properties, Inc. (REIT)	6,761	223,992
Home Properties, Inc. (REIT)	4,828	293,929
Investors Real Estate Trust (REIT)	1,866	16,160
Kilroy Realty Corp. (REIT)	3,557	140,466
LTC Properties, Inc. (REIT)	691	19,224

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Macerich Co. (REIT)	5,797	$310,139
Mid-America Apartment Communities, Inc. (REIT)	4,537	306,111
National Health Investors, Inc. (REIT)	1,350	59,981
Newcastle Investment Corp. (REIT)	9,163	52,962
Omega Healthcare Investors, Inc. (REIT)	11,898	249,977
Potlatch Corp. (REIT)	2,701	95,264
PS Business Parks, Inc. (REIT)	467	25,732
Rayonier, Inc. (REIT)	10,033	655,657
Sabra Healthcare REIT, Inc. (REIT)	840	14,036
Saul Centers, Inc. (REIT)	905	35,630
Strategic Hotels & Resorts, Inc. (REIT)*	5,464	38,685
Tanger Factory Outlet Centers (REIT)	10,045	268,905
UDR, Inc. (REIT)	1,786	43,846
Universal Health Realty Income Trust (REIT)	671	26,827
Urstadt Biddle Properties, Inc. (REIT), Class A	363	6,574
Washington Real Estate Investment Trust (REIT)	2,125	69,105

		6,792,988

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	4,118	388,328
Tejon Ranch Co.*	1,752	59,743

		448,071

Thrifts & Mortgage Finance (0.2%)
BankUnited, Inc.	19,705	522,971
Hudson City Bancorp, Inc.	5,937	48,624
Northwest Bancshares, Inc.	58,800	739,704
People’s United Financial, Inc.	8,772	117,896
TrustCo Bank Corp./New York	685	3,356
Walker & Dunlop, Inc.*	1,313	17,463
Westfield Financial, Inc.	908	7,373

		1,457,387

Total Financials		27,871,178

Health Care (11.8%)
Biotechnology (2.7%)
Achillion Pharmaceuticals, Inc.*	4,916	36,575
Acorda Therapeutics, Inc.*	4,928	159,224
Affymax, Inc.*	2,139	14,695
Alexion Pharmaceuticals, Inc.*	18,640	876,639
Alkermes, Inc.*	11,781	219,127
Allos Therapeutics, Inc.*	7,915	16,938
Alnylam Pharmaceuticals, Inc.*	4,400	41,228
AMAG Pharmaceuticals, Inc.*	299	5,621
Amarin Corp. plc (ADR)*	67,710	979,764
Amicus Therapeutics, Inc.*	1,915	11,375
Amylin Pharmaceuticals, Inc.*	24,566	328,202
Anacor Pharmaceuticals, Inc.*	1,235	7,978
Anthera Pharmaceuticals, Inc.*	2,101	17,165
Ardea Biosciences, Inc.*	10,573	269,189
Arena Pharmaceuticals, Inc.*	1,475	2,006

	Number of Shares	Value (Note 1)

ARIAD Pharmaceuticals, Inc.*	16,324	$184,951
ArQule, Inc.*	51,872	324,200
Array BioPharma, Inc.*	3,219	7,211
AVEO Pharmaceuticals, Inc.*	19,326	398,309
AVI BioPharma, Inc.*	16,100	23,023
BioCryst Pharmaceuticals, Inc.*	3,595	13,733
BioMarin Pharmaceutical, Inc.*	13,716	373,212
BioMimetic Therapeutics, Inc.*	995	5,094
BioSante Pharmaceuticals, Inc.*	11,629	31,980
Biospecifics Technologies Corp.*	662	14,829
Biotime, Inc.*	3,088	15,841
Cell Therapeutics, Inc.*	18,092	28,495
Celldex Therapeutics, Inc.*	847	3,007
Cepheid, Inc.*	36,974	1,280,779
Chelsea Therapeutics International Ltd.*	61,448	313,385
Cleveland Biolabs, Inc.*	2,873	9,797
Codexis, Inc.*	3,014	29,025
Cubist Pharmaceuticals, Inc.*	7,413	266,794
Curis, Inc.*	6,735	24,111
Cytori Therapeutics, Inc.*	4,400	21,076
DUSA Pharmaceuticals, Inc.*	3,007	18,704
Dyax Corp.*	10,081	19,960
Dynavax Technologies Corp.*	14,873	40,901
Emergent Biosolutions, Inc.*	3,003	67,718
Enzon Pharmaceuticals, Inc.*	325	3,266
Exact Sciences Corp.*	4,464	38,390
Exelixis, Inc.*	15,801	141,577
Genomic Health, Inc.*	2,096	58,499
Geron Corp.*	3,587	14,384
GTx, Inc.*	2,202	10,548
Halozyme Therapeutics, Inc.*	10,125	69,964
Human Genome Sciences, Inc.*	47,411	1,163,466
Idenix Pharmaceuticals, Inc.*	1,911	9,555
Immunogen, Inc.*	6,667	81,271
Immunomedics, Inc.*	8,184	33,309
Incyte Corp.*	28,877	546,930
Infinity Pharmaceuticals, Inc.*	2,324	19,196
Inhibitex, Inc.*	5,762	22,587
InterMune, Inc.*	18,906	677,780
Ironwood Pharmaceuticals, Inc.*	24,426	383,977
Isis Pharmaceuticals, Inc.*	12,297	112,641
Keryx Biopharmaceuticals, Inc.*	8,843	41,827
Lexicon Pharmaceuticals, Inc.*	8,200	14,432
Ligand Pharmaceuticals, Inc., Class B*	2,443	29,194
MannKind Corp.*	9,533	36,225
Medivation, Inc.*	3,882	83,191
Metabolix, Inc.*	2,880	20,563
Micromet, Inc.*	5,807	33,332
Momenta Pharmaceuticals, Inc.*	5,700	110,922
Myriad Genetics, Inc.*	10,609	240,930
Nabi Biopharmaceuticals*	5,342	28,740
Neurocrine Biosciences, Inc.*	4,406	35,468
Novavax, Inc.*	8,207	16,578
NPS Pharmaceuticals, Inc.*	10,629	100,444
Nymox Pharmaceutical Corp.*	2,019	16,859
OncoGenex Pharmaceutical, Inc.*	1,192	20,300
Oncothyreon, Inc.*	3,664	33,672
Onyx Pharmaceuticals, Inc.*	15,215	537,090
Opko Health, Inc.*	13,457	49,656
Orexigen Therapeutics, Inc.*	4,055	6,447

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Osiris Therapeutics, Inc.*	1,972	$15,263
PDL BioPharma, Inc.	14,298	83,929
Peregrine Pharmaceuticals, Inc.*	8,487	15,786
Pharmacyclics, Inc.*	38,569	402,660
Pharmasset, Inc.*	8,129	912,074
PharmAthene, Inc.*	4,373	12,857
Progenics Pharmaceuticals, Inc.*	2,715	19,494
Raptor Pharmaceutical Corp.*	4,004	24,785
Regeneron Pharmaceuticals, Inc.*	15,118	857,342
Rigel Pharmaceuticals, Inc.*	6,352	58,248
Sangamo BioSciences, Inc.*	6,700	39,463
Savient Pharmaceuticals, Inc.*	32,060	240,129
Sciclone Pharmaceuticals, Inc.*	4,307	26,014
Seattle Genetics, Inc.*	11,930	244,804
SIGA Technologies, Inc.*	4,254	41,434
Spectrum Pharmaceuticals, Inc.*	6,493	60,158
Sunesis Pharmaceuticals, Inc.*	3,232	6,755
SuperGen, Inc.*	550	1,639
Synta Pharmaceuticals Corp.*	2,925	14,713
Targacept, Inc.*	3,406	71,764
Theravance, Inc.*	7,129	158,335
Transcept Pharmaceuticals, Inc.*	30,381	332,672
Trius Therapeutics, Inc.*	767	6,075
United Therapeutics Corp.*	8,930	492,043
Vanda Pharmaceuticals, Inc.*	3,281	23,426
Vical, Inc.*	7,894	32,523
Zalicus, Inc.*	5,645	13,435
ZIOPHARM Oncology, Inc.*	6,991	42,785
Zogenix, Inc.*	1,349	5,409

		15,601,085

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.*	2,759	75,183
ABIOMED, Inc.*	3,895	63,099
Accuray, Inc.*	7,431	59,524
Align Technology, Inc.*	7,584	172,915
Alimera Sciences, Inc.*	1,370	11,165
Analogic Corp.	1,164	61,215
Antares Pharma, Inc.*	10,783	23,830
ArthroCare Corp.*	3,405	113,965
AtriCure, Inc.*	1,719	22,175
Atrion Corp.	193	38,175
Bacterin International Holdings, Inc.*	2,690	7,640
Biolase Technology, Inc.*	809	4,158
Cardiovascular Systems, Inc.*	1,631	23,747
Cerus Corp.*	5,371	16,113
Conceptus, Inc.*	3,745	43,704
Cooper Cos., Inc.	1,543	122,267
CryoLife, Inc.*	317	1,775
Cyberonics, Inc.*	3,513	98,188
Delcath Systems, Inc.*	5,330	27,503
DexCom, Inc.*	98,291	1,424,237
DynaVox, Inc., Class A*	886	6,734
Edwards Lifesciences Corp.*	25,900	2,257,962
Endologix, Inc.*	6,076	56,507
Exactech, Inc.*	690	12,427
Gen-Probe, Inc.*	25,233	1,744,862
Haemonetics Corp.*	3,192	205,469
Hansen Medical, Inc.*	5,781	19,713
HeartWare International, Inc.*	23,086	1,710,211
Hill-Rom Holdings, Inc.	7,075	325,733

	Number of Shares	Value (Note 1)

Hologic, Inc.*	62,430	$1,259,213
ICU Medical, Inc.*	352	15,382
IDEXX Laboratories, Inc.*	7,096	550,366
Immucor, Inc.*	7,047	143,900
Insulet Corp.*	5,683	125,992
Integra LifeSciences Holdings Corp.*	2,574	123,063
Invacare Corp.	208	6,903
IRIS International, Inc.*	1,601	15,994
Kensey Nash Corp.*	1,045	26,365
Kinetic Concepts, Inc.*	6,202	357,421
MAKO Surgical Corp.*	3,957	117,642
Masimo Corp.	6,522	193,573
Medical Action Industries, Inc.*	859	7,001
Meridian Bioscience, Inc.	5,120	123,443
Merit Medical Systems, Inc.*	4,481	80,524
Natus Medical, Inc.*	1,882	28,512
Neogen Corp.*	2,869	129,707
Neoprobe Corp.*	10,962	36,394
NuVasive, Inc.*	4,908	161,375
NxStage Medical, Inc.*	45,899	955,617
OraSure Technologies, Inc.*	5,796	49,440
Orthofix International N.V.*	2,255	95,770
Quidel Corp.*	3,513	53,222
ResMed, Inc.*	18,921	585,605
Rockwell Medical Technologies, Inc.*	1,976	25,372
RTI Biologics, Inc.*	463	1,255
Sirona Dental Systems, Inc.*	26,508	1,407,575
SonoSite, Inc.*	1,714	60,281
Spectranetics Corp.*	4,169	25,931
STAAR Surgical Co.*	3,922	20,787
Stereotaxis, Inc.*	5,419	19,021
STERIS Corp.	7,317	255,949
Symmetry Medical, Inc.*	1,099	9,858
Synergetics USA, Inc.*	2,705	14,905
Synovis Life Technologies, Inc.*	1,480	25,782
Thoratec Corp.*	29,479	967,501
Tornier N.V.*	1,298	34,981
Unilife Corp.*	6,999	36,255
Uroplasty, Inc.*	2,215	16,612
Vascular Solutions, Inc.*	2,208	27,379
Volcano Corp.*	70,575	2,278,867
West Pharmaceutical Services, Inc.	2,277	99,642
Young Innovations, Inc.	238	6,788
Zoll Medical Corp.*	2,707	153,379

		19,480,740

Health Care Providers & Services (2.5%)
Accretive Health, Inc.*	4,946	142,395
Air Methods Corp.*	1,403	104,860
Alliance HealthCare Services, Inc.*	3,106	11,803
AMERIGROUP Corp.*	3,610	254,397
AMN Healthcare Services, Inc.*	2,147	17,863
Bio-Reference Labs, Inc.*	3,115	65,103
BioScrip, Inc.*	3,756	24,376
Brookdale Senior Living, Inc.*	10,478	254,091
Capital Senior Living Corp.*	1,079	10,024
Cardinal Health, Inc.	19,500	885,690
CardioNet, Inc.*	822	4,365

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares		Value (Note 1)

Catalyst Health Solutions, Inc.*	25,168		$1,404,878
Centene Corp.*	33,358		1,185,210
Chemed Corp.	2,652		173,759
Chindex International, Inc.*	630		8,581
Continucare Corp.*	2,659		16,433
Corvel Corp.*	773		36,254
Emeritus Corp.*	3,774		80,197
Ensign Group, Inc.	2,013		61,175
ExamWorks Group, Inc.*	3,340		84,803
Hanger Orthopedic Group, Inc.*	2,166		53,002
Health Management Associates, Inc., Class A*	31,215		336,498
Healthspring, Inc.*	31,644		1,459,105
HMS Holdings Corp.*	30,004		2,306,407
IPC The Hospitalist Co., Inc.*	2,033		94,230
Kindred Healthcare, Inc.*	—	@	—
Landauer, Inc.	1,160		71,444
LHC Group, Inc.*	109		2,514
Lincare Holdings, Inc.	11,720		343,044
MEDNAX, Inc.*	5,952		429,675
MedQuist Holdings, Inc.*	3,895		50,323
Metropolitan Health Networks, Inc.*	5,140		24,621
Molina Healthcare, Inc.*	2,088		56,627
MWI Veterinary Supply, Inc.*	10,443		843,481
National Research Corp.	214		7,817
Owens & Minor, Inc.	6,410		221,081
Patterson Cos., Inc.	5,090		167,410
Providence Service Corp.*	346		4,377
PSS World Medical, Inc.*	6,865		192,289
RadNet, Inc.*	3,740		16,456
Rural/Metro Corp.*	2,244		38,687
Select Medical Holdings Corp.*	1,216		10,786
Skilled Healthcare Group, Inc., Class A*	302		2,857
Sunrise Senior Living, Inc.*	5,323		50,728
Team Health Holdings, Inc.*	3,292		74,103
Tenet Healthcare Corp.*	3,352		20,916
U.S. Physical Therapy, Inc.	1,450		35,858
Universal Health Services, Inc., Class B	11,173		575,745
Vanguard Health Systems, Inc.*	67,189		1,153,635
VCA Antech, Inc.*	23,300		493,960
WellCare Health Plans, Inc.*	5,262		270,519

			14,234,452

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	80,268		1,558,804
athenahealth, Inc.*	4,313		177,264
Computer Programs & Systems, Inc.	1,367		86,777
Emdeon, Inc., Class A*	225		2,952
ePocrates, Inc.*	712		13,129
HealthStream, Inc.*	1,888		25,054
MedAssets, Inc.*	4,844		64,716
Medidata Solutions, Inc.*	2,602		62,110
Merge Healthcare, Inc.*	6,668		34,674
Omnicell, Inc.*	1,993		31,071
Quality Systems, Inc.	12,286		1,072,568
Transcend Services, Inc.*	1,096		32,211

			3,161,330

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (1.2%)
BG Medicine, Inc.*	784	$6,241
Bruker Corp.*	10,472	213,210
Caliper Life Sciences, Inc.*	5,812	47,135
Charles River Laboratories International, Inc.*	6,385	259,550
Complete Genomics, Inc.*	1,220	18,642
Covance, Inc.*	7,505	445,572
Enzo Biochem, Inc.*	466	1,980
eResearchTechnology, Inc.*	3,185	20,288
Fluidigm Corp.*	788	13,215
Kendle International, Inc.*	108	1,629
Luminex Corp.*	4,661	97,415
Medtox Scientific, Inc.	917	16,020
Mettler-Toledo International, Inc.*	3,977	670,801
Pacific Biosciences of California, Inc.*	941	11,010
PAREXEL International Corp.*	92,498	2,179,253
Pharmaceutical Product Development, Inc.	51,874	1,392,298
Sequenom, Inc.*	8,541	64,484
Techne Corp.	4,589	382,585
Waters Corp.*	11,300	1,081,862

		6,923,190

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*	1,300	5,031
Aegerion Pharmaceuticals, Inc.*	20,045	315,709
Akorn, Inc.*	6,974	48,818
Ampio Pharmaceuticals, Inc.*	2,430	18,930
Auxilium Pharmaceuticals, Inc.*	59,891	1,173,864
AVANIR Pharmaceuticals, Inc., Class A*	13,770	46,267
Cadence Pharmaceuticals, Inc.*	53,692	493,966
Columbia Laboratories, Inc.*	7,297	22,548
Corcept Therapeutics, Inc.*	5,038	20,102
Depomed, Inc.*	6,665	54,520
Durect Corp.*	9,408	19,098
Endo Pharmaceuticals Holdings, Inc.*	14,415	579,050
Endocyte, Inc.*	1,766	25,289
Hi-Tech Pharmacal Co., Inc.*	406	11,745
Impax Laboratories, Inc.*	70,963	1,546,284
ISTA Pharmaceuticals, Inc.*	3,202	24,479
Jazz Pharmaceuticals, Inc.*	2,732	91,112
KV Pharmaceutical Co., Class A*	4,211	11,454
Lannett Co., Inc.*	800	3,984
MAP Pharmaceuticals, Inc.*	2,702	43,151
Medicines Co.*	3,841	63,415
Medicis Pharmaceutical Corp., Class A	6,289	240,051
Nektar Therapeutics*	8,934	64,950
Neostem, Inc.*	4,782	7,077
Obagi Medical Products, Inc.*	2,311	21,793
Optimer Pharmaceuticals, Inc.*	53,035	630,586
Pacira Pharmaceuticals, Inc.*	599	7,188
Pain Therapeutics, Inc.*	4,593	17,775
Par Pharmaceutical Cos., Inc.*	3,099	102,205
Pernix Therapeutics Holdings*	388	3,302
Pozen, Inc.*	3,000	12,600
Questcor Pharmaceuticals, Inc.*	26,177	630,866

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Sagent Pharmaceuticals, Inc.*	11,818	$318,850
Salix Pharmaceuticals Ltd.*	43,100	1,716,673
Santarus, Inc.*	6,656	22,431
Sucampo Pharmaceuticals, Inc., Class A*	1,515	6,211
Vivus, Inc.*	10,200	83,028
XenoPort, Inc.*	3,500	24,920

		8,529,322

Total Health Care		67,930,119

Industrials (13.6%)
Aerospace & Defense (1.6%)
AAR Corp.	1,241	33,619
Aerovironment, Inc.*	2,091	73,917
Alliant Techsystems, Inc.	283	20,186
American Science & Engineering, Inc.	1,137	90,960
Astronics Corp.*	1,109	34,157
BE Aerospace, Inc.*	11,354	463,357
Cubic Corp.	866	44,157
DigitalGlobe, Inc.*	53,860	1,368,583
Esterline Technologies Corp.*	10,700	817,480
GenCorp, Inc.*	5,320	34,154
GeoEye, Inc.*	161	6,021
HEICO Corp.	21,961	1,202,145
Hexcel Corp.*	113,518	2,484,909
Keyw Holding Corp.*	62,104	769,469
LMI Aerospace, Inc.*	564	13,779
Moog, Inc., Class A*	541	23,544
National Presto Industries, Inc.	600	60,894
Orbital Sciences Corp.*	3,061	51,578
Spirit AeroSystems Holdings, Inc., Class A*	2,991	65,802
Taser International, Inc.*	7,363	33,502
Teledyne Technologies, Inc.*	1,273	64,108
Textron, Inc.	47,900	1,130,919
TransDigm Group, Inc.*	6,187	564,193
Triumph Group, Inc.	271	26,986

		9,478,419

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	14,933	888,663
Forward Air Corp.	3,661	123,705
Hub Group, Inc., Class A*	27,062	1,019,155
Pacer International, Inc.*	488	2,303
Park-Ohio Holdings Corp.*	1,064	22,493
UTi Worldwide, Inc.	11,456	225,569

		2,281,888

Airlines (0.3%)
Alaska Air Group, Inc.*	247	16,910
Allegiant Travel Co.*	27,632	1,367,784
AMR Corp.*	19,378	104,641
Copa Holdings S.A., Class A	3,124	208,496

		1,697,831

Building Products (0.4%)
AAON, Inc.	2,342	51,149
Ameresco, Inc., Class A*	2,170	30,771
Armstrong World Industries, Inc.	258	11,754
Lennox International, Inc.	6,595	284,047

	Number of Shares	Value (Note 1)

Owens Corning, Inc.*	30,400	$1,135,440
Simpson Manufacturing Co., Inc.	28,970	865,334
Trex Co., Inc.*	1,984	48,568
USG Corp.*	6,255	89,697

		2,516,760

Commercial Services & Supplies (1.4%)
A.T. Cross Co., Class A*	1,057	12,039
ABM Industries, Inc.	1,791	41,802
American Reprographics Co.*	686	4,850
APAC Customer Services, Inc.*	3,309	17,637
Avery Dennison Corp.	816	31,522
Brink’s Co.	5,004	149,269
Casella Waste Systems, Inc., Class A*	2,660	16,226
Cenveo, Inc.*	3,665	23,456
Clean Harbors, Inc.*	10,101	1,042,928
Consolidated Graphics, Inc.*	1,116	61,324
Copart, Inc.*	7,369	343,396
Corrections Corp. of America*	28,306	612,825
Covanta Holding Corp.	948	15,633
Deluxe Corp.	6,357	157,082
EnergySolutions, Inc.	2,129	10,517
EnerNOC, Inc.*	896	14,103
Fuel Tech, Inc.*	2,106	13,963
GEO Group, Inc.*	26,200	603,386
Healthcare Services Group, Inc.	8,121	131,966
Heritage-Crystal Clean, Inc.*	574	11,009
Herman Miller, Inc.	7,087	192,908
Higher One Holdings, Inc.*	67,376	1,274,754
HNI Corp.	5,534	139,014
InnerWorkings, Inc.*	3,039	25,345
Interface, Inc., Class A	6,572	127,300
Intersections, Inc.	1,128	20,530
KAR Auction Services, Inc.*	699	13,218
Knoll, Inc.	52,719	1,058,070
M&F Worldwide Corp.*	118	3,049
McGrath RentCorp	1,287	36,139
Metalico, Inc.*	2,857	16,856
Mine Safety Appliances Co.	3,351	125,126
Mobile Mini, Inc.*	53,074	1,124,638
Multi-Color Corp.	94	2,321
Quad/Graphics, Inc.	279	10,842
Rollins, Inc.	7,800	158,964
Standard Parking Corp.*	1,997	31,892
Steelcase, Inc., Class A	1,119	12,746
Swisher Hygiene, Inc.*	10,468	58,935
Sykes Enterprises, Inc.*	589	12,681
Team, Inc.*	2,396	57,816
Tetra Tech, Inc.*	1,584	35,640
TMS International Corp., Class A*	638	8,326
TRC Cos., Inc.*	2,164	13,525
U.S. Ecology, Inc.	2,200	37,620
United Stationers, Inc.	305	10,806
Viad Corp.	408	9,094
Waste Connections, Inc.	12,307	390,501

		8,323,589

Construction & Engineering (0.9%)
Aecom Technology Corp.*	61,200	1,673,208
Argan, Inc.*	214	2,170

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	7,139	$277,707
Dycom Industries, Inc.*	719	11,748
FLSmidth & Co. A/S	14,558	1,238,022
Fluor Corp.	9,900	640,134
Foster Wheeler AG*	32,500	987,350
Furmanite Corp.*	4,555	36,167
KBR, Inc.	1,216	45,831
MasTec, Inc.*	6,997	137,981
MYR Group, Inc.*	2,328	54,475
Primoris Services Corp.	2,866	36,971

		5,141,764

Electrical Equipment (0.8%)
A123 Systems, Inc.*	1,983	10,550
Active Power, Inc.*	9,824	24,069
Acuity Brands, Inc.	5,357	298,814
AMETEK, Inc.	51,110	2,294,839
AZZ, Inc.	1,528	69,982
Babcock & Wilcox Co.*	14,537	402,820
Belden, Inc.	5,035	175,520
Brady Corp., Class A	494	15,838
Broadwind Energy, Inc.*	3,878	5,623
Capstone Turbine Corp.*	30,412	46,530
Coleman Cable, Inc.*	1,064	15,630
EnerSys*	1,818	62,576
Franklin Electric Co., Inc.	2,700	126,765
FuelCell Energy, Inc.*	15,337	20,092
Generac Holdings, Inc.*	1,136	22,038
General Cable Corp.*	3,349	142,600
Global Power Equipment Group, Inc.*	977	25,910
GrafTech International Ltd.*	856	17,351
II-VI, Inc.*	6,422	164,403
Polypore International, Inc.*	4,829	327,599
PowerSecure International, Inc.*	406	2,931
Preformed Line Products Co.	32	2,278
SatCon Technology Corp.*	9,700	23,183
Thermon Group Holdings, Inc.*	1,222	14,664
Thomas & Betts Corp.*	1,570	84,545
Valence Technology, Inc.*	3,911	4,615
Vicor Corp.	2,477	40,053
Woodward, Inc.	7,609	265,250

		4,707,068

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	622	30,621
Raven Industries, Inc.	2,234	124,456
Standex International Corp.	282	8,649

		163,726

Machinery (3.6%)
3D Systems Corp.*	5,182	102,137
Accuride Corp.*	480	6,062
Actuant Corp., Class A	45,607	1,223,636
Albany International Corp., Class A	650	17,153
Altra Holdings, Inc.*	3,303	79,239
Ampco-Pittsburgh Corp.	116	2,720
Badger Meter, Inc.	1,559	57,667
Blount International, Inc.*	6,012	105,030
Cascade Corp.	67	3,187

	Number of Shares	Value (Note 1)

Chart Industries, Inc.*	13,232	$714,263
CIRCOR International, Inc.	1,337	57,264
CLARCOR, Inc.	5,919	279,850
Colfax Corp.*	40,037	992,918
Columbus McKinnon Corp.*	1,870	33,585
Commercial Vehicle Group, Inc.*	3,537	50,190
Donaldson Co., Inc.	9,444	573,062
Douglas Dynamics, Inc.	1,242	19,611
Dynamic Materials Corp.	1,645	36,881
EnPro Industries, Inc.*	1,098	52,781
ESCO Technologies, Inc.	840	30,912
Federal Signal Corp.	625	4,100
Flow International Corp.*	5,234	18,633
Force Protection, Inc.*	3,416	16,960
Gardner Denver, Inc.	6,468	543,635
Gorman-Rupp Co.	1,889	62,224
Graco, Inc.	7,507	380,305
Graham Corp.	1,172	23,909
Harsco Corp.	884	28,818
IDEX Corp.	38,855	1,781,502
John Bean Technologies Corp.	3,307	63,891
Joy Global, Inc.	14,290	1,360,980
Kadant, Inc.*	411	12,951
Kaydon Corp.	21,500	802,380
Kennametal, Inc.	1,191	50,272
Lincoln Electric Holdings, Inc.	45,423	1,628,415
Lindsay Corp.	1,544	106,227
Manitowoc Co., Inc.	16,308	274,627
Meritor, Inc.*	7,946	127,454
Met-Pro Corp.	177	2,014
Middleby Corp.*	14,398	1,353,988
Mueller Industries, Inc.	634	24,035
Navistar International Corp.*	21,983	1,241,160
NN, Inc.*	2,071	30,982
Nordson Corp.	7,509	411,869
Omega Flex, Inc.*	302	4,237
Pall Corp.	14,369	807,969
PMFG, Inc.*	2,137	42,419
RBC Bearings, Inc.*	28,911	1,091,679
Sauer-Danfoss, Inc.*	1,434	72,259
Snap-On, Inc.	1,301	81,286
SPX Corp.	1,728	142,836
Sun Hydraulics Corp.	1,652	78,966
Tennant Co.	2,374	94,794
Timken Co.	9,128	460,051
Titan International, Inc.	5,202	126,201
Toro Co.	3,837	232,139
Trimas Corp.*	3,158	78,161
Twin Disc, Inc.	1,041	40,214
Valmont Industries, Inc.	13,033	1,256,251
Wabash National Corp.*	8,449	79,167
WABCO Holdings, Inc.*	8,345	576,306
Wabtec Corp.	5,972	392,480
Watts Water Technologies, Inc., Class A	352	12,464
Xerium Technologies, Inc.*	1,358	25,191

		20,484,549

Marine (0.3%)
Kirby Corp.*	25,529	1,446,728

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (1.2%)
Acacia Research Corp. - Acacia Technologies*	5,290	$194,090
Advisory Board Co.*	1,963	113,619
CDI Corp.	316	4,200
Corporate Executive Board Co.	4,272	186,473
CoStar Group, Inc.*	22,270	1,320,166
CRA International, Inc.*	276	7,477
Dun & Bradstreet Corp.	6,107	461,323
Equifax, Inc.	801	27,811
Exponent, Inc.*	1,738	75,620
GP Strategies Corp.*	561	7,663
Heidrick & Struggles International, Inc.	180	4,075
Huron Consulting Group, Inc.*	31,773	959,862
ICF International, Inc.*	820	20,812
IHS, Inc., Class A*	6,127	511,114
Insperity, Inc.	2,808	83,145
Kforce, Inc.*	87,238	1,141,073
Korn/Ferry International*	319	7,015
Manpower, Inc.	13,100	702,815
Mistras Group, Inc.*	1,827	29,597
Odyssey Marine Exploration, Inc.*	2,200	6,886
On Assignment, Inc.*	511	5,023
Robert Half International, Inc.	18,170	491,135
RPX Corp.*	14,076	394,550
SFN Group, Inc.*	836	7,599
Towers Watson & Co., Class A	1,460	95,937
TrueBlue, Inc.*	3,586	51,925

		6,911,005

Road & Rail (1.7%)
Avis Budget Group, Inc.*	12,969	221,640
Celadon Group, Inc.*	1,583	22,099
Con-way, Inc.	22,020	854,596
Dollar Thrifty Automotive Group, Inc.*	3,578	263,842
Genesee & Wyoming, Inc., Class A*	23,550	1,380,972
Heartland Express, Inc.	6,199	102,655
Hertz Global Holdings, Inc.*	30,243	480,259
J.B. Hunt Transport Services, Inc.	31,927	1,503,442
Kansas City Southern*	10,184	604,217
Knight Transportation, Inc.	52,871	898,278
Landstar System, Inc.	5,931	275,673
Localiza Rent a Car S.A.	61,030	1,085,569
Marten Transport Ltd.	47,113	1,017,641
Old Dominion Freight Line, Inc.*	5,870	218,951
Quality Distribution, Inc.*	555	7,226
Roadrunner Transportation Systems, Inc.*	90	1,357
Swift Transportation Co.*	56,450	764,898
Werner Enterprises, Inc.	787	19,714
Zipcar, Inc.*	980	20,002

		9,743,031

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	716	9,107
Applied Industrial Technologies, Inc.	5,247	186,846
Beacon Roofing Supply, Inc.*	5,667	129,321

	Number of Shares	Value (Note 1)

CAI International, Inc.*	1,414	$29,213
DXP Enterprises, Inc.*	1,072	27,175
Essex Rental Corp.*	439	2,893
H&E Equipment Services, Inc.*	1,620	22,664
Houston Wire & Cable Co.	2,244	34,894
Interline Brands, Inc.*	359	6,595
Kaman Corp.	1,806	64,059
MSC Industrial Direct Co., Class A	24,971	1,655,827
TAL International Group, Inc.	2,468	85,220
Textainer Group Holdings Ltd.	1,405	43,190
Titan Machinery, Inc.*	24,420	702,808
United Rentals, Inc.*	91,030	2,312,162
Watsco, Inc.	3,483	236,809
WESCO International, Inc.*	2,515	136,036

		5,684,819

Total Industrials		78,581,177

Information Technology (20.0%)
Communications Equipment (3.0%)
AAC Acoustic Technologies Holdings, Inc.	212,000	498,761
Acme Packet, Inc.*	25,615	1,796,380
ADTRAN, Inc.	60,196	2,330,187
Anaren, Inc.*	216	4,590
Aruba Networks, Inc.*	87,198	2,576,701
Blue Coat Systems, Inc.*	2,017	44,092
Calix, Inc.*	4,645	96,709
Ciena Corp.*	11,694	214,936
DG FastChannel, Inc.*	2,605	83,490
Dialogic, Inc.*	1,868	8,406
Digi International, Inc.*	500	6,500
EMS Technologies, Inc.*	103	3,396
Extreme Networks, Inc.*	3,169	10,268
F5 Networks, Inc.*	10,400	1,146,600
Finisar Corp.*	11,034	198,943
Globecomm Systems, Inc.*	1,948	30,311
Harmonic, Inc.*	3,174	22,948
Infinera Corp.*	849	5,867
InterDigital, Inc.	5,610	229,168
Ixia*	44,700	572,160
JDS Uniphase Corp.*	28,034	467,046
KVH Industries, Inc.*	134	1,424
Loral Space & Communications, Inc.*	109	7,572
Meru Networks, Inc.*	37,822	454,242
NETGEAR, Inc.*	4,529	198,008
Numerex Corp., Class A*	1,141	11,102
Oplink Communications, Inc.*	1,021	19,021
Plantronics, Inc.	1,610	58,813
Polycom, Inc.*	39,016	2,508,729
Powerwave Technologies, Inc.*	20,888	61,620
Procera Networks, Inc.*	1,403	15,054
Riverbed Technology, Inc.*	41,927	1,659,890
SeaChange International, Inc.*	1,613	17,388
ShoreTel, Inc.*	78,952	805,310
Sonus Networks, Inc.*	2,040	6,610
ViaSat, Inc.*	27,176	1,175,906

		17,348,148

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Computers & Peripherals (0.3%)
Dot Hill Systems Corp.*	1,557	$4,422
Electronics for Imaging, Inc.*	397	6,836
Hypercom Corp.*	6,807	66,913
Immersion Corp.*	3,253	27,748
NCR Corp.*	15,437	291,605
Novatel Wireless, Inc.*	688	3,770
OCZ Technology Group, Inc.*	6,354	50,832
QLogic Corp.*	10,587	168,545
Silicon Graphics International Corp.*	3,830	65,876
STEC, Inc.*	5,092	86,615
Stratasys, Inc.*	21,005	707,869
Super Micro Computer, Inc.*	3,319	53,403
Synaptics, Inc.*	4,229	108,854

		1,643,288

Electronic Equipment, Instruments & Components (2.0%)
Aeroflex Holding Corp.*	2,443	44,341
Anixter International, Inc.	1,846	120,618
Arrow Electronics, Inc.*	2,015	83,623
Brightpoint, Inc.*	3,700	30,007
Cognex Corp.	30,787	1,090,783
Coherent, Inc.*	2,199	121,539
Daktronics, Inc.	868	9,366
DDi Corp.	704	6,716
DTS, Inc.*	16,555	671,305
Echelon Corp.*	4,333	39,387
Electro Rent Corp.	936	16,024
Electro Scientific Industries, Inc.*	250	4,825
eMagin Corp.*	2,129	12,923
Fabrinet*	50,614	1,228,908
FARO Technologies, Inc.*	39,624	1,735,531
FLIR Systems, Inc.	19,752	665,840
IPG Photonics Corp.*	3,400	247,214
Jabil Circuit, Inc.	78,537	1,586,447
Kemet Corp.*	275	3,930
L-1 Identity Solutions, Inc.*	2,467	28,987
LeCroy Corp.*	2,013	24,237
Littelfuse, Inc.	2,470	145,038
Maxwell Technologies, Inc.*	3,497	56,616
Measurement Specialties, Inc.*	1,845	65,867
Microvision, Inc.*	11,980	14,616
MTS Systems Corp.	1,933	80,857
Multi-Fineline Electronix, Inc.*	199	4,300
National Instruments Corp.	33,184	985,233
NeoPhotonics Corp.*	513	3,550
Newport Corp.*	1,447	26,292
OSI Systems, Inc.*	1,810	77,830
Plexus Corp.*	4,215	146,724
Power-One, Inc.*	7,915	64,112
Pulse Electronics Corp.	5,141	22,723
Rofin-Sinar Technologies, Inc.*	1,656	56,552
Rogers Corp.*	679	31,370
Scansource, Inc.*	484	18,140
Trimble Navigation Ltd.*	29,473	1,168,310
TTM Technologies, Inc.*	1,530	24,511
Universal Display Corp.*	19,758	693,308
Zygo Corp.*	288	3,807

		11,462,307

	Number of Shares	Value (Note 1)

Internet Software & Services (1.4%)
Active Network, Inc.*	1,514	$26,646
Ancestry.com, Inc.*	3,917	162,125
comScore, Inc.*	3,940	102,046
Constant Contact, Inc.*	3,622	91,926
Cornerstone OnDemand, Inc.*	1,401	24,728
DealerTrack Holdings, Inc.*	60,942	1,398,619
Demand Media, Inc.*	970	13,143
Dice Holdings, Inc.*	5,984	80,904
Digital River, Inc.*	633	20,357
Envestnet, Inc.*	64,251	954,127
Equinix, Inc.*	5,795	585,411
FriendFinder Networks, Inc.*	751	3,049
InfoSpace, Inc.*	621	5,664
Internap Network Services Corp.*	5,538	40,704
IntraLinks Holdings, Inc.*	3,952	68,291
j2 Global Communications, Inc.*	5,682	160,403
Keynote Systems, Inc.	1,714	37,074
Limelight Networks, Inc.*	7,097	32,362
Liquidity Services, Inc.*	2,319	54,752
LivePerson, Inc.*	6,514	92,108
LogMeIn, Inc.*	2,521	97,235
LoopNet, Inc.*	2,061	37,881
Marchex, Inc., Class B	1,067	9,475
Mediamind Technologies, Inc.*	870	19,088
Move, Inc.*	19,725	43,198
NIC, Inc.	7,897	106,294
OpenTable, Inc.*	11,613	965,273
Openwave Systems, Inc.*	3,261	7,468
Perficient, Inc.*	2,172	22,285
Quepasa Corp.*	843	6,112
QuinStreet, Inc.*	45,118	585,632
Rackspace Hosting, Inc.*	12,749	544,892
Responsys, Inc.*	1,164	20,638
RightNow Technologies, Inc.*	3,051	98,852
Saba Software, Inc.*	3,534	31,912
SAVVIS, Inc.*	5,574	220,340
SciQuest, Inc.*	1,516	25,908
SPS Commerce, Inc.*	1,027	18,270
Stamps.com, Inc.	1,352	18,036
support.com, Inc.*	3,768	18,086
TechTarget, Inc.*	1,247	9,440
Travelzoo, Inc.*	682	44,084
ValueClick, Inc.*	9,730	161,518
VistaPrint N.V.*	5,322	254,658
Vocus, Inc.*	2,181	66,760
Web.com Group, Inc.*	3,588	44,204
WebMD Health Corp.*	7,312	333,281
XO Group, Inc.*	2,072	20,616
Zix Corp.*	8,269	31,753

		7,817,628

IT Services (2.3%)
Alliance Data Systems Corp.*	6,313	593,864
Booz Allen Hamilton Holding Corp.*	1,311	25,053
Broadridge Financial Solutions, Inc.	14,414	346,945
CACI International, Inc., Class A*	262	16,527
Cardtronics, Inc.*	5,322	124,801
Cass Information Systems, Inc.	1,049	39,610

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

CIBER, Inc.*	129,600	$719,280
Computer Task Group, Inc.*	1,200	15,804
CSG Systems International, Inc.*	2,094	38,697
DST Systems, Inc.	644	34,003
Echo Global Logistics, Inc.*	58,587	1,039,919
ExlService Holdings, Inc.*	2,024	46,754
FleetCor Technologies, Inc.*	1,831	54,271
Forrester Research, Inc.	1,823	60,086
Gartner, Inc.*	39,430	1,588,635
Genpact Ltd.*	56,869	980,422
Global Payments, Inc.	9,907	505,257
Hackett Group, Inc.*	2,709	13,789
Heartland Payment Systems, Inc.	4,774	98,344
iGATE Corp.	3,821	62,359
Integral Systems, Inc.*	100	1,217
Jack Henry & Associates, Inc.	10,703	321,197
Lender Processing Services, Inc.	10,691	223,549
Lionbridge Technologies, Inc.*	7,407	23,554
MAXIMUS, Inc.	2,147	177,621
MoneyGram International, Inc.*	9,487	31,497
NCI, Inc., Class A*	163	3,703
NeuStar, Inc., Class A*	9,100	238,420
PRGX Global, Inc.*	2,383	17,038
Sapient Corp.*	82,066	1,233,452
ServiceSource International, Inc.*	28,131	625,071
SRA International, Inc., Class A*	436	13,481
Syntel, Inc.	1,903	112,505
TeleTech Holdings, Inc.*	3,144	66,276
Teradata Corp.*	18,900	1,137,780
TNS, Inc.*	3,146	52,224
Unisys Corp.*	2,261	58,108
VeriFone Systems, Inc.*	25,896	1,148,488
Virtusa Corp.*	1,861	35,266
Western Union Co.	60,300	1,207,809
Wright Express Corp.*	4,779	248,843

		13,381,519

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	6,755	284,858

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Analogic Technologies, Inc.*	1,136	6,878
Amtech Systems, Inc.*	1,108	22,869
Applied Micro Circuits Corp.*	6,653	58,946
Atmel Corp.*	52,977	745,386
ATMI, Inc.*	202	4,127
AXT, Inc.*	1,686	14,297
Broadcom Corp., Class A*	25,570	860,175
Cabot Microelectronics Corp.*	665	30,903
Cavium, Inc.*	30,793	1,342,267
CEVA, Inc.*	2,900	88,334
Cirrus Logic, Inc.*	8,199	130,364
Cree, Inc.*	25,898	869,914
Cymer, Inc.*	34,935	1,729,632
Cypress Semiconductor Corp.*	65,665	1,388,158
Diodes, Inc.*	4,368	114,005
Entegris, Inc.*	5,396	54,607
Entropic Communications, Inc.*	10,595	94,190
Exar Corp.*	408	2,583
Fairchild Semiconductor International, Inc.*	56,218	939,403

	Number of Shares	Value (Note 1)

FEI Co.*	4,419	$168,762
Freescale Semiconductor Holdings I Ltd.*	3,333	61,294
GT Solar International, Inc.*	15,572	252,266
Hittite Microwave Corp.*	15,425	954,962
Inphi Corp.*	2,530	44,022
Integrated Device Technology, Inc.*	11,734	92,229
International Rectifier Corp.*	34,930	976,992
Intersil Corp., Class A	7,728	99,305
IXYS Corp.*	1,976	29,600
Kopin Corp.*	3,140	14,789
Lattice Semiconductor Corp.*	4,534	29,562
LSI Corp.*	22,612	160,997
LTX-Credence Corp.*	3,317	29,654
Magnachip Semiconductor Corp.*	33,477	385,655
MaxLinear, Inc., Class A*	1,955	16,930
MEMC Electronic Materials, Inc.*	16,868	143,884
Micrel, Inc.	6,127	64,824
Microsemi Corp.*	10,678	218,899
Mindspeed Technologies, Inc.*	2,278	18,224
MIPS Technologies, Inc.*	4,618	31,910
Monolithic Power Systems, Inc.*	2,862	44,132
MoSys, Inc.*	3,995	22,971
National Semiconductor Corp.	29,340	722,057
Netlogic Microsystems, Inc.*	60,572	2,448,320
NVE Corp.*	579	33,843
NVIDIA Corp.*	51,400	819,059
NXP Semiconductors N.V.*	28,600	764,478
OmniVision Technologies, Inc.*	5,658	196,955
ON Semiconductor Corp.*	55,082	576,709
PDF Solutions, Inc.*	2,703	16,110
Pericom Semiconductor Corp.*	344	3,075
PMC-Sierra, Inc.*	1,629	12,332
Power Integrations, Inc.	28,464	1,093,871
Rambus, Inc.*	12,156	178,450
RF Micro Devices, Inc.*	3,622	22,167
Rubicon Technology, Inc.*	2,168	36,552
Semtech Corp.*	45,670	1,248,618
Silicon Image, Inc.*	7,750	50,065
Silicon Laboratories, Inc.*	26,445	1,091,121
Skyworks Solutions, Inc.*	83,786	1,925,402
Teradyne, Inc.*	63,940	946,312
TriQuint Semiconductor, Inc.*	20,312	206,979
Ultra Clean Holdings, Inc.*	2,809	25,506
Ultratech, Inc.*	3,107	94,391
Varian Semiconductor Equipment Associates, Inc.*	9,332	573,358
Veeco Instruments, Inc.*	3,521	170,452
Volterra Semiconductor Corp.*	40,147	990,025

		26,605,108

Software (6.4%)
ACI Worldwide, Inc.*	4,140	139,808
Actuate Corp.*	4,148	24,266
Advent Software, Inc.*	34,716	977,950
American Software, Inc., Class A	2,700	22,437
ANSYS, Inc.*	11,362	621,161
Ariba, Inc.*	35,747	1,232,199
Aspen Technology, Inc.*	77,031	1,323,393
Blackbaud, Inc.	5,513	152,820

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Blackboard, Inc.*	4,300	$186,577
Bottomline Technologies, Inc.*	76,807	1,897,901
BroadSoft, Inc.*	24,289	926,140
Cadence Design Systems, Inc.*	304,229	3,212,658
Callidus Software, Inc.*	3,690	21,586
Citrix Systems, Inc.*	13,220	1,057,600
CommVault Systems, Inc.*	5,472	243,230
Compuware Corp.*	19,784	193,092
Concur Technologies, Inc.*	40,221	2,013,865
Convio, Inc.*	1,482	16,020
Deltek, Inc.*	2,849	21,339
DemandTec, Inc.*	3,985	36,264
Digimarc Corp.*	773	27,078
Ebix, Inc.*	2,565	48,863
Ellie Mae, Inc.*	1,017	5,838
EPIQ Systems, Inc.	283	4,024
FactSet Research Systems, Inc.	5,709	584,145
Fair Isaac Corp.	2,865	86,523
FalconStor Software, Inc.*	3,776	16,916
Fortinet, Inc.*	54,521	1,487,878
Glu Mobile, Inc.*	5,182	27,309
Guidance Software, Inc.*	1,691	13,782
Informatica Corp.*	34,316	2,005,084
Interactive Intelligence, Inc.*	1,793	62,845
JDA Software Group, Inc.*	979	30,241
Kenexa Corp.*	3,264	78,271
Lawson Software, Inc.*	20,323	228,024
Magma Design Automation, Inc.*	8,259	65,989
Manhattan Associates, Inc.*	2,696	92,850
Mentor Graphics Corp.*	5,301	67,906
MICROS Systems, Inc.*	33,789	1,679,651
MicroStrategy, Inc., Class A*	989	160,891
Monotype Imaging Holdings, Inc.*	4,415	62,384
Motricity, Inc.*	4,306	33,285
NetScout Systems, Inc.*	4,618	96,470
NetSuite, Inc.*	3,367	131,986
Nuance Communications, Inc.*	42,775	918,379
Opnet Technologies, Inc.	1,786	73,119
Parametric Technology Corp.*	14,690	336,842
Pegasystems, Inc.	2,055	95,660
Progress Software Corp.*	40,235	970,871
PROS Holdings, Inc.*	2,659	46,506
QAD, Inc., Class A*	751	7,675
QAD, Inc., Class B*	116	1,079
QLIK Technologies, Inc.*	52,328	1,782,292
Quest Software, Inc.*	2,323	52,802
Radiant Systems, Inc.*	59,352	1,240,457
RealD, Inc.*	23,510	549,899
RealPage, Inc.*	3,747	99,183
Renaissance Learning, Inc.	584	7,323
Rovi Corp.*	13,973	801,491
S1 Corp.*	898	6,717
SolarWinds, Inc.*	7,047	184,209
Solera Holdings, Inc.	8,745	517,354
Sourcefire, Inc.*	3,534	105,030
SRS Labs, Inc.*	1,529	14,663
SuccessFactors, Inc.*	40,482	1,190,171
Synchronoss Technologies, Inc.*	3,269	103,725
Synopsys, Inc.*	1,252	32,189
Take-Two Interactive Software, Inc.*	9,088	138,865

	Number of Shares	Value (Note 1)

Taleo Corp., Class A*	50,445	$1,867,978
TeleCommunication Systems, Inc., Class A*	2,396	11,573
TeleNav, Inc.*	1,908	33,829
THQ, Inc.*	105,100	380,462
TIBCO Software, Inc.*	110,714	3,212,920
TiVo, Inc.*	14,645	150,697
Tyler Technologies, Inc.*	3,917	104,897
Ultimate Software Group, Inc.*	3,177	172,924
VASCO Data Security International, Inc.*	3,340	41,583
Verint Systems, Inc.*	2,617	96,934
VirnetX Holding Corp.*	5,037	145,771
Wave Systems Corp., Class A*	9,703	27,362
Websense, Inc.*	4,949	128,526

		37,070,496

Total Information Technology		115,613,352

Materials (3.7%)
Chemicals (1.6%)
A. Schulman, Inc.	191	4,811
Airgas, Inc.	9,714	680,369
Albemarle Corp.	11,346	785,143
American Vanguard Corp.	438	5,681
Balchem Corp.	3,573	156,426
Calgon Carbon Corp.*	5,575	94,775
CF Industries Holdings, Inc.	5,100	722,517
Chemtura Corp.*	7,305	132,951
Flotek Industries, Inc.*	6,173	52,594
FutureFuel Corp.	827	10,015
H.B. Fuller Co.	408	9,963
Hawkins, Inc.	1,088	39,407
Huntsman Corp.	4,652	87,690
Innophos Holdings, Inc.	2,679	130,735
Innospec, Inc.*	2,616	87,924
International Flavors & Fragrances, Inc.	9,957	639,638
Intrepid Potash, Inc.*	6,469	210,243
KMG Chemicals, Inc.	774	13,034
Koppers Holdings, Inc.	2,556	96,949
Kraton Performance Polymers, Inc.*	3,443	134,862
Kronos Worldwide, Inc.	2,694	84,726
LSB Industries, Inc.*	2,290	98,287
Methanex Corp.	30,900	969,642
Nalco Holding Co.	15,232	423,602
NewMarket Corp.	1,115	190,342
NL Industries, Inc.	737	13,531
Olin Corp.	5,943	134,668
Omnova Solutions, Inc.*	5,623	39,136
PolyOne Corp.	18,854	291,671
Quaker Chemical Corp.	1,194	51,354
Rockwood Holdings, Inc.*	8,028	443,868
Scotts Miracle-Gro Co., Class A	4,860	249,367
Senomyx, Inc.*	4,857	24,965
Solutia, Inc.*	74,304	1,697,847
TPC Group, Inc.*	1,057	41,456
Valspar Corp.	1,505	54,270
W.R. Grace & Co.*	8,173	372,934
Westlake Chemical Corp.	518	26,884
Zagg, Inc.*	2,471	33,111

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Zep, Inc.	2,653	$50,142

		9,387,530

Construction Materials (0.1%)
Eagle Materials, Inc.	4,462	124,356
Martin Marietta Materials, Inc.	2,648	211,760
United States Lime & Minerals, Inc.*	82	3,363

		339,479

Containers & Packaging (0.7%)
AEP Industries, Inc.*	587	17,135
Ball Corp.	50,974	1,960,460
Crown Holdings, Inc.*	19,300	749,226
Graham Packaging Co., Inc.*	231	5,826
Graphic Packaging Holding Co.*	17,230	93,731
Myers Industries, Inc.	291	2,991
Packaging Corp. of America	11,389	318,778
Rock-Tenn Co., Class A	8,567	568,335
Silgan Holdings, Inc.	6,117	250,614
Temple-Inland, Inc.	3,481	103,525

		4,070,621

Metals & Mining (1.3%)
AK Steel Holding Corp.	2,738	43,151
Allied Nevada Gold Corp.*	11,040	390,485
AMCOL International Corp.	3,023	115,358
Carpenter Technology Corp.	5,448	314,241
Coeur d’Alene Mines Corp.*	722	17,516
Compass Minerals International, Inc.	4,070	350,305
General Moly, Inc.*	8,479	37,816
Globe Specialty Metals, Inc.	7,746	173,665
Gold Resource Corp.	3,514	87,604
Golden Minerals Co.*	1,288	22,901
Handy & Harman Ltd.*	187	2,878
Haynes International, Inc.	1,169	72,396
Hecla Mining Co.*	34,535	265,574
Horsehead Holding Corp.*	273	3,636
Kaiser Aluminum Corp.	869	47,465
Materion Corp.*	196	7,246
Metals USA Holdings Corp.*	1,419	21,143
Midway Gold Corp.*	9,856	19,318
Molycorp, Inc.*	17,433	1,064,459
Noranda Aluminum Holding Corp.*	2,799	42,377
Paramount Gold and Silver Corp.*	14,482	47,211
Reliance Steel & Aluminum Co.	1,342	66,630
Revett Minerals, Inc.*	1,675	7,554
Royal Gold, Inc.	6,723	393,766
RTI International Metals, Inc.*	497	19,070
Schnitzer Steel Industries, Inc., Class A	785	45,216
Steel Dynamics, Inc.	19,706	320,223
Stillwater Mining Co.*	12,744	280,495
SXC Health Solutions Corp.*	51,005	3,005,215
Titanium Metals Corp.	5,644	103,398
U.S. Gold Corp.*	13,043	78,649
Vista Gold Corp.*	1,377	3,897
Worthington Industries, Inc.	4,442	102,610

		7,573,468

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.0%)
Deltic Timber Corp.	1,343	$72,106
Neenah Paper, Inc.	930	19,790

		91,896

Total Materials		21,462,994

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	7,668	37,497
AboveNet, Inc.	2,886	203,348
Alaska Communications Systems Group, Inc.	1,145	10,156
Atlantic Tele-Network, Inc.	277	10,626
Boingo Wireless, Inc.*	518	4,703
Cbeyond, Inc.*	3,506	46,384
Cincinnati Bell, Inc.*	7,010	23,273
Cogent Communications Group, Inc.*	5,684	96,685
Consolidated Communications Holdings, Inc.	2,508	48,756
Fairpoint Communications, Inc.*	294	2,708
General Communication, Inc., Class A*	5,074	61,243
Global Crossing Ltd.*	2,386	91,575
HickoryTech Corp.	1,575	18,711
IDT Corp., Class B	1,567	42,340
inContact, Inc.*	3,391	16,107
Iridium Communications, Inc.*	602	5,207
PAETEC Holding Corp.*	10,982	52,604
SureWest Communications	195	3,260
Towerstream Corp.*	4,149	20,703
tw telecom, Inc.*	77,660	1,594,360
Vonage Holdings Corp.*	7,268	32,052

		2,422,298

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	19,217	72,640
ICO Global Communications Holdings Ltd.*	11,758	32,570
Leap Wireless International, Inc.*	1,564	25,384
MetroPCS Communications, Inc.*	58,038	998,834
NTELOS Holdings Corp.	3,747	76,514
SBA Communications Corp., Class A*	24,922	951,771
Shenandoah Telecommunications Co.	3,025	51,485

		2,209,198

Total Telecommunication Services		4,631,496

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	6,307	452,653
Otter Tail Corp.	230	4,853

		457,506

Gas Utilities (0.0%)
National Fuel Gas Co.	1,489	108,399
South Jersey Industries, Inc.	698	37,909

		146,308

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power Producers & Energy Traders (0.0%)
Atlantic Power Corp.	642	$9,771

Water Utilities (0.0%)
Aqua America, Inc.	1,739	38,223
Pennichuck Corp.	270	7,763

		45,986

Total Utilities		659,571

Total Common Stocks (78.2%) (Cost $329,122,772)		451,657,187

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (19.3%)
BlackRock Liquidity Funds TempFund 0.08% ‡	111,127,866	$111,127,866

	Principal Amount	Value (Note 1)

Time Deposit (1.1%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$6,448,997	$6,448,997

Total Short-Term Investments (20.4%) (Cost $117,576,863)		117,576,863

Total Investments (98.6%) (Cost $446,699,635)		569,234,050
Other Assets Less Liabilities (1.4%)		8,056,333

Net Assets (100%)		$577,290,383

*	Non-income producing.
@	Shares are less than 0.5
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$102,579,992	$68,146,006	$59,598,132	$111,127,866	$68,764	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	256	September-11	$11,641,430	$11,883,520	$242,090
Russell 2000 Mini Index	439	September-11	34,620,782	36,235,060	1,614,278
S&P MidCap 400 E-Mini Index	733	September-11	69,473,954	71,577,450	2,103,496

					$3,959,864

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$80,222,827	$1,449,160	$—	$81,671,987
Consumer Staples	15,881,877	—	—	15,881,877
Energy	35,476,007	1,877,429	—	37,353,436
Financials	27,092,304	778,874	—	27,871,178
Health Care	67,930,119	—	—	67,930,119
Industrials	77,343,155	1,238,022	—	78,581,177
Information Technology	115,114,591	498,761	—	115,613,352
Materials	21,462,994	—	—	21,462,994
Telecommunication Services	4,631,496	—	—	4,631,496
Utilities	659,571	—	—	659,571
Futures	3,959,864	—	—	3,959,864
Short-Term Investments	—	117,576,863	—	117,576,863

Total Assets	$449,774,805	$123,419,109	$—	$573,193,914

Total Liabilities	$—	$—	$—	$—

Total	$449,774,805	$123,419,109	$—	$573,193,914

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Corporate Bonds- Financials

Balance as of 12/31/10	$8,837	$1,693
Total gains or losses (realized/unrealized) included in earnings	(3,114)	(633)
Purchases	—	—
Sales	(5,723)	(1,060)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 06/30/11.	$—	$—

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,959,864	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,959,864

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	6,548,087	—	—	6,548,087
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$6,548,087	$—	$—	$6,548,087

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,612,333	—	—	1,612,333
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,612,333	$—	$—	$1,612,333

The Portfolio held futures contracts with an average notional balance of approximately $117,079,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$179,560,123
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$204,155,464

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,103,798
Aggregate gross unrealized depreciation	(7,344,015)

Net unrealized appreciation	$117,759,783

Federal income tax cost of investments	$451,474,267

For the six months ended June 30, 2011, the Portfolio incurred approximately $395 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $76,158,473, which expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $111,127,866)	$111,127,866
Unaffiliated Issuers (Cost $335,571,769)	458,106,184
Cash	94,033
Cash held as collateral at broker	7,524,000
Receivable for securities sold	2,797,641
Due from broker for futures variation margin	818,855
Receivable from Separate Accounts for Trust shares sold	212,129
Dividends, interest and other receivables	115,571
Receivable from investment sub-advisor	12,783
Other assets	3,859

Total assets	580,812,921

LIABILITIES
Payable for securities purchased	2,267,044
Payable to Separate Accounts for Trust shares redeemed	572,807
Investment management fees payable	367,366
Distribution fees payable - Class B	98,043
Administrative fees payable	84,957
Trustees’ fees payable	12,263
Accrued expenses	120,058

Total liabilities	3,522,538

NET ASSETS	$577,290,383

Net assets were comprised of:
Paid in capital	$488,211,035
Accumulated undistributed net investment income (loss)	(2,723,021)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(34,691,962)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	126,494,331

Net assets	$577,290,383

Class A
Net asset value, offering and redemption price per share, $84,912,023 / 8,366,135 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.15

Class B
Net asset value, offering and redemption price per share, $492,378,360 / 49,949,065 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($68,764 of dividend income received from affiliates) (net of $9,965 foreign withholding tax)	$1,178,360
Interest	51

Total income	1,178,411

EXPENSES
Investment management fees	2,274,771
Distribution fees - Class B	608,532
Administrative fees	442,424
Custodian fees	83,813
Professional fees	25,171
Printing and mailing expenses	22,356
Trustees’ fees	4,676
Miscellaneous	7,963

Gross expenses	3,469,706
Less: Reimbursement from sub-advisor	(37,495)
Fees paid indirectly	(6,687)

Net expenses	3,425,524

NET INVESTMENT INCOME (LOSS)	(2,247,113)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	41,653,811
Foreign currency transactions	(45,261)
Futures	6,548,087

Net realized gain (loss)	48,156,637

Change in unrealized appreciation (depreciation) on:
Securities	4,294,374
Foreign currency translations	1,123
Futures	1,612,333

Net change in unrealized appreciation (depreciation)	5,907,830

NET REALIZED AND UNREALIZED GAIN (LOSS)	54,064,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,817,354

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,247,113)	$(3,090,080)
Net realized gain (loss) on investments, futures and foreign currency transactions	48,156,637	98,210,756
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	5,907,830	25,842,840

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	51,817,354	120,963,516

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 232,289 and 2,797,393 shares, respectively ]	2,279,733	20,990,992
Capital shares repurchased [ (315,778) and (6,005,982) shares, respectively ]	(3,096,864)	(49,216,913)

Total Class A transactions	(817,131)	(28,225,921)

Class B
Capital shares sold [ 3,867,009 and 7,013,985 shares, respectively ]	37,338,183	54,310,460
Capital shares repurchased [ (5,613,569) and (11,027,328) shares, respectively ]	(53,773,183)	(83,627,357)

Total Class B transactions	(16,435,000)	(29,316,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,252,131)	(57,542,818)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,565,223	63,420,698
NET ASSETS:
Beginning of period	542,725,160	479,304,462

End of period (a)	$577,290,383	$542,725,160

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,723,021)	$(475,908)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class A			2010		2009		2008		2007		2006
Net asset value, beginning of period	$9.24		$7.27		$5.11		$9.13		$9.04		$9.12

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.03	)(e)	—	#(e)	(0.04	)(e)	(0.07	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.94		2.00		2.16		(3.90)		1.14		0.96

Total from investment operations	0.91		1.97		2.16		(3.94)		1.07		0.89

Less distributions:
Distributions from net realized gains	—		—		—		(0.08)		(0.98)		(0.97)

Net asset value, end of period	$10.15		$9.24		$7.27		$5.11		$9.13		$9.04

Total return (b)	9.85%		27.10%		42.27%		(43.47)%		12.22%		9.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,912		$78,095		$84,705		$151,539		$303,194		$230,585
Ratio of expenses to average net assets:
After reimbursements (a)	0.99%		1.04%		0.78%		1.21%		1.27%		1.26%
After reimbursements and fees paid indirectly (a)	0.99%		1.03%		0.78%		1.21%		1.27%		1.26%
Before reimbursements and fees paid indirectly (a)	1.01%		1.04%		1.07%		1.31%		1.30%		1.30%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.58)%		(0.43)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%
After reimbursements and fees paid indirectly (a)	(0.58)%		(0.43)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%
Before reimbursements and fees paid indirectly (a)	(0.59)%		(0.44)%		(0.34)%		(0.61)%		(0.70)%		(0.78)%
Portfolio turnover rate	39%		65%		122%		128%		81%		77%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008		2007		2006
Net asset value, beginning of period	$8.99		$7.08		$4.99		$8.95		$8.90		$9.01

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.05	)(e)	(0.02	)(e)	(0.05	)(e)	(0.09	)(e)	(0.09	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.91		1.96		2.11		(3.83)		1.12		0.95

Total from investment operations	0.87		1.91		2.09		(3.88)		1.03		0.86

Less distributions:
Distributions from net realized gains	—		—		—		(0.08)		(0.98)		(0.97)

Net asset value, end of period	$9.86		$8.99		$7.08		$4.99		$8.95		$8.90

Total return (b)	9.68%		26.98%		41.88%		(43.68)%		11.97%		9.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$492,378		$464,630		$394,599		$288,031		$554,500		$543,139
Ratio of expenses to average net assets:
After reimbursements (a)	1.24%		1.29%		1.15%		1.46%		1.52%		1.51%
After reimbursements and fees paid indirectly (a)	1.24%		1.28%		1.15%		1.46%		1.52%		1.51%
Before reimbursements and fees paid indirectly (a)	1.26%		1.29%		1.32%		1.56	%(c)	1.55%		1.55%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.83)%		(0.67)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%
After reimbursements and fees paid indirectly (a)	(0.83)%		(0.67)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%
Before reimbursements and fees paid indirectly (a)	(0.84)%		(0.68)%		(0.59)%		(0.86)%		(0.96)%		(1.03)%
Portfolio turnover rate	39%		65%		122%		128%		81%		77%

#	Per share amount is less than $0.005
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	20.1%
Energy	10.4
Industrials	10.4
Consumer Discretionary	6.5
Materials	6.1
Information Technology	6.1
Health Care	5.5
Consumer Staples	4.5
Utilities	4.4
Telecommunication Services	0.9
Investment Companies	0.0 #
Cash and Other	25.1

100.0%

# less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,046.70	$4.97
Hypothetical (5% average return before expenses)	1,000.00	1,019.93	4.91
Class B
Actual	1,000.00	1,045.60	6.24
Hypothetical (5% average return before expenses)	1,000.00	1,018.70	6.16

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.98% and 1.23% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (6.5%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	6,534	$74,357
Autoliv, Inc.	11,078	869,069
Dana Holding Corp.*	1,098	20,093
Drew Industries, Inc.	1,424	35,201
Exide Technologies, Inc.*	7,220	55,161
Federal-Mogul Corp.*	2,416	55,157
Fuel Systems Solutions, Inc.*	2,063	51,472
Lear Corp.	13,070	698,984
Modine Manufacturing Co.*	5,830	89,607
Motorcar Parts of America, Inc.*	1,418	21,284
Shiloh Industries, Inc.	533	5,746
Spartan Motors, Inc.	4,100	22,140
Standard Motor Products, Inc.	2,402	36,583
Superior Industries International, Inc.	2,883	63,743
TRW Automotive Holdings Corp.*	12,645	746,434
Visteon Corp.*	47,993	3,283,201

		6,128,232

Automobiles (0.0%)
Thor Industries, Inc.	5,496	158,505

Distributors (0.0%)
Audiovox Corp., Class A*	2,375	17,955
Core-Mark Holding Co., Inc.*	1,199	42,804
Weyco Group, Inc.	779	19,164

		79,923

Diversified Consumer Services (0.6%)
Archipelago Learning, Inc.*	682	6,724
Ascent Media Corp., Class A*	1,776	94,075
Cambium Learning Group, Inc.*	1,725	5,813
Career Education Corp.*	7,673	162,284
Corinthian Colleges, Inc.*	9,729	41,446
DeVry, Inc.	1,605	94,904
Education Management Corp.*	4,779	114,409
Hillenbrand, Inc.	63,485	1,501,420
Lincoln Educational Services Corp.	2,774	47,574
Mac-Gray Corp.	1,588	24,535
Matthews International Corp., Class A	2,208	88,651
Regis Corp.	7,226	110,702
Service Corp. International	29,694	346,826
Steiner Leisure Ltd.*	26,600	1,215,088
Stewart Enterprises, Inc., Class A	9,924	72,445

		3,926,896

Hotels, Restaurants & Leisure (1.2%)
Ambassadors Group, Inc.	1,616	14,269
Bally Technologies, Inc.*	400	16,272
Benihana, Inc., Class A*	1,524	15,987
Biglari Holdings, Inc.*	141	55,138
Bob Evans Farms, Inc.	3,764	131,627
Boyd Gaming Corp.*	7,142	62,135
Brinker International, Inc.	886	21,672
California Pizza Kitchen, Inc.*	620	11,451

	Number of Shares	Value (Note 1)

Caribou Coffee Co., Inc.*	836	$11,069
Choice Hotels International, Inc.	3,448	115,025
Churchill Downs, Inc.	1,140	51,391
Cracker Barrel Old Country Store, Inc.	189	9,320
Denny’s Corp.*	3,306	12,827
Domino’s Pizza, Inc.*	4,766	120,294
Gaylord Entertainment Co.*	4,490	134,700
International Speedway Corp., Class A	3,642	103,469
Isle of Capri Casinos, Inc.*	2,637	23,338
Jack in the Box, Inc.*	5,840	133,035
Life Time Fitness, Inc.*	530	21,152
Luby’s, Inc.*	2,069	11,421
Marcus Corp.	2,851	28,168
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,614	13,864
Monarch Casino & Resort, Inc.*	1,236	12,904
Morgans Hotel Group Co.*	2,058	14,797
Multimedia Games Holding Co., Inc.*	3,636	16,544
O’Charleys, Inc.*	2,211	16,162
Orient-Express Hotels Ltd., Class A*	12,050	129,538
P.F. Chang’s China Bistro, Inc.	253	10,181
Penn National Gaming, Inc.*	8,510	343,293
Pinnacle Entertainment, Inc.*	6,798	101,290
Red Lion Hotels Corp.*	2,287	18,067
Red Robin Gourmet Burgers, Inc.*	186	6,767
Ruby Tuesday, Inc.*	8,110	87,426
Ruth’s Hospitality Group, Inc.*	3,536	19,837
Scientific Games Corp., Class A*	3,421	35,373
Shuffle Master, Inc.*	1,244	11,638
Speedway Motorsports, Inc.	1,588	22,518
Texas Roadhouse, Inc.	541	9,487
Town Sports International Holdings, Inc.*	1,376	10,471
Vail Resorts, Inc.	1,002	46,312
Wendy’s/Arby’s Group, Inc., Class A	894,351	4,534,360
WMS Industries, Inc.*	7,135	219,187
Wyndham Worldwide Corp.	21,211	713,750

		7,497,526

Household Durables (0.8%)
American Greetings Corp., Class A	4,713	113,301
Beazer Homes USA, Inc.*	9,604	32,558
Blyth, Inc.	635	31,972
Cavco Industries, Inc.*	821	36,945
CSS Industries, Inc.	1,023	21,411
D.R. Horton, Inc.	34,858	401,564
Ethan Allen Interiors, Inc.	2,001	42,601
Furniture Brands International, Inc.*	5,145	21,300
Harman International Industries, Inc.	2,969	135,297
Helen of Troy Ltd.*	3,829	132,215
Hovnanian Enterprises, Inc., Class A*	7,674	18,494
Jarden Corp.	11,398	393,345

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

KB Home	9,769	$95,541
La-Z-Boy, Inc.*	6,338	62,556
Leggett & Platt, Inc.	39,176	955,111
Lennar Corp., Class A	19,967	362,401
Lifetime Brands, Inc.	1,089	12,785
M.D.C. Holdings, Inc.	4,638	114,280
M/I Homes, Inc.*	2,386	29,252
Meritage Homes Corp.*	3,515	79,298
Mohawk Industries, Inc.*	7,050	422,930
NVR, Inc.*	730	529,601
Pulte Group, Inc.*	42,705	327,120
Ryland Group, Inc.	5,639	93,213
Sealy Corp.*	6,468	16,364
Skyline Corp.	931	16,293
Standard Pacific Corp.*	13,609	45,590
Toll Brothers, Inc.*	18,181	377,074
Universal Electronics, Inc.*	1,117	28,216

		4,948,628

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	3,372	10,453
IAC/InterActiveCorp*	9,992	381,395
Valuevision Media, Inc., Class A*	963	7,367

		399,215

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	1,447	19,433
Black Diamond, Inc.*	1,533	12,080
Callaway Golf Co.	144,543	899,058
Eastman Kodak Co.*	33,478	119,851
JAKKS Pacific, Inc.*	3,297	60,698
Johnson Outdoors, Inc., Class A*	508	8,697
Leapfrog Enterprises, Inc.*	5,072	21,404
Marine Products Corp.*	581	3,904
Mattel, Inc.	42,375	1,164,889
Smith & Wesson Holding Corp.*	4,736	14,208
Steinway Musical Instruments, Inc.*	861	22,119
Summer Infant, Inc.*	1,516	12,310

		2,358,651

Media (0.5%)
AH Belo Corp., Class A	2,211	16,450
Belo Corp., Class A*	8,094	60,948
Central European Media Enterprises Ltd., Class A*	4,590	90,652
Cinemark Holdings, Inc.	1,092	22,615
Clear Channel Outdoor Holdings, Inc., Class A*	5,020	63,754
Crown Media Holdings, Inc., Class A*	2,300	4,393
Cumulus Media, Inc., Class A*	2,041	7,143
DreamWorks Animation SKG, Inc., Class A*	8,851	177,905
Entercom Communications Corp., Class A*	2,972	25,797
Entravision Communications Corp., Class A*	2,346	4,340
EW Scripps Co., Class A*	4,369	42,248
Fisher Communications, Inc.*	1,143	34,084
Gannett Co., Inc.	29,963	429,070

	Number of Shares	Value (Note 1)

Gray Television, Inc.*	6,015	$15,880
Harte-Hanks, Inc.	5,439	44,165
Interpublic Group of Cos., Inc.	37,990	474,875
Journal Communications, Inc., Class A*	5,247	27,127
Knology, Inc.*	323	4,797
Lamar Advertising Co., Class A*	5,080	139,040
Liberty Media Corp. - Starz*	6,474	487,104
LIN TV Corp., Class A*	3,645	17,751
Live Nation Entertainment, Inc.*	17,487	200,576
Madison Square Garden Co., Class A*	7,432	204,603
Martha Stewart Living Omnimedia, Inc., Class A*	3,342	14,504
McClatchy Co., Class A*	7,090	19,923
Meredith Corp.	4,558	141,891
New York Times Co., Class A*	17,059	148,754
Nexstar Broadcasting Group, Inc., Class A*	1,032	8,473
Outdoor Channel Holdings, Inc.*	1,929	13,194
PRIMEDIA, Inc.	2,042	14,396
Regal Entertainment Group, Class A	6,791	83,869
Saga Communications, Inc., Class A*	420	15,540
Scholastic Corp.	3,358	89,323
Sinclair Broadcast Group, Inc., Class A	5,776	63,420
Warner Music Group Corp.*	4,930	40,525
Washington Post Co., Class B	619	259,330
Westwood One, Inc.*	722	3,726
World Wrestling Entertainment, Inc., Class A	359	3,421

		3,515,606

Multiline Retail (0.1%)
99 Cents Only Stores*	5,159	104,418
Big Lots, Inc.*	6,146	203,740
Bon-Ton Stores, Inc.	1,474	14,327
Dillard’s, Inc., Class A	4,227	220,396
Fred’s, Inc., Class A	4,856	70,072
Saks, Inc.*	14,401	160,859
Tuesday Morning Corp.*	5,315	24,715

		798,527

Specialty Retail (1.4%)
Aaron’s, Inc.	2,717	76,782
Abercrombie & Fitch Co., Class A	1,538	102,923
American Eagle Outfitters, Inc.	24,250	309,187
America’s Car-Mart, Inc.*	511	16,863
Asbury Automotive Group, Inc.*	3,598	66,671
AutoNation, Inc.*	2,588	94,747
Barnes & Noble, Inc.	3,634	60,252
bebe stores, Inc.	4,576	27,959
Best Buy Co., Inc.	84,225	2,645,507
Big 5 Sporting Goods Corp.	2,632	20,688
Brown Shoe Co., Inc.	5,502	58,596
Build-A-Bear Workshop, Inc.*	2,256	14,687
Cabela’s, Inc.*	5,383	146,148
CarMax, Inc.*	23,427	774,731
Casual Male Retail Group, Inc.*	5,031	20,879

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Charming Shoppes, Inc.*	14,526	$60,428
Chico’s FAS, Inc.	7,345	111,864
Children’s Place Retail Stores, Inc.*	3,250	144,592
Christopher & Banks Corp.	4,368	25,116
Citi Trends, Inc.*	1,855	27,973
Coldwater Creek, Inc.*	7,370	10,318
Collective Brands, Inc.*	7,671	112,687
Conn’s, Inc.*	1,555	13,451
Cost Plus, Inc.*	815	8,150
DSW, Inc., Class A*	208	10,527
Finish Line, Inc., Class A	4,474	95,744
Foot Locker, Inc.	19,243	457,214
GameStop Corp., Class A*	17,591	469,152
Genesco, Inc.*	2,622	136,606
Group 1 Automotive, Inc.	2,989	123,087
Haverty Furniture Cos., Inc.	2,272	26,151
hhgregg, Inc.*	2,130	28,542
HOT Topic, Inc.	5,483	40,794
Kirkland’s, Inc.*	2,055	24,701
Lithia Motors, Inc., Class A	2,764	54,257
MarineMax, Inc.*	2,810	24,616
Men’s Wearhouse, Inc.	5,330	179,621
New York & Co., Inc.*	3,268	16,177
Office Depot, Inc.*	34,589	145,966
OfficeMax, Inc.*	10,716	84,121
Pacific Sunwear of California, Inc.*	6,080	15,869
Penske Automotive Group, Inc.	5,527	125,684
PEP Boys-Manny, Moe & Jack	6,531	71,384
Pier 1 Imports, Inc.*	9,039	104,581
RadioShack Corp.	13,316	177,236
Rent-A-Center, Inc.	7,924	242,157
Sally Beauty Holdings, Inc.*	909	15,544
Select Comfort Corp.*	875	15,733
Shoe Carnival, Inc.*	1,155	34,823
Signet Jewelers Ltd.*	10,809	505,969
Sonic Automotive, Inc., Class A	4,987	73,060
Stage Stores, Inc.	4,538	76,238
Stein Mart, Inc.	3,324	32,043
Syms Corp.*	694	7,481
Systemax, Inc.*	1,225	18,301
Talbots, Inc.*	8,799	29,389
West Marine, Inc.*	1,969	20,419
Wet Seal, Inc., Class A*	12,528	56,000
Williams-Sonoma, Inc.	6,252	228,135
Zale Corp.*	3,932	22,019

		8,740,540

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	30,964	952,453
Cherokee, Inc.	208	3,569
Columbia Sportswear Co.	498	31,573
Delta Apparel, Inc.*	740	12,580
Iconix Brand Group, Inc.*	9,063	219,325
Jones Group, Inc.	10,800	117,180
Kenneth Cole Productions, Inc., Class A*	603	7,531
K-Swiss, Inc., Class A*	108,664	1,155,098
Liz Claiborne, Inc.*	11,135	59,572
Movado Group, Inc.	2,193	37,522
Perry Ellis International, Inc.*	1,440	36,360

	Number of Shares	Value (Note 1)

Phillips-Van Heusen Corp.	6,315	$413,443
Quiksilver, Inc.*	16,088	75,614
R.G. Barry Corp.	835	9,419
Skechers U.S.A., Inc., Class A*	4,685	67,839
Timberland Co., Class A*	1,330	57,150
Unifi, Inc.*	1,781	24,578
Warnaco Group, Inc.*	876	45,771

		3,326,577

Total Consumer Discretionary		41,878,826

Consumer Staples (4.5%)
Beverages (0.4%)
Central European Distribution Corp.*	9,060	101,472
Constellation Brands, Inc., Class A*	22,672	472,031
Craft Brewers Alliance, Inc.*	733	6,311
Heckmann Corp.*	5,799	35,026
MGP Ingredients, Inc.	1,366	11,898
Molson Coors Brewing Co., Class B	41,385	1,851,565
Primo Water Corp.*	476	6,849

		2,485,152

Food & Staples Retailing (1.0%)
Andersons, Inc.	2,326	98,273
Arden Group, Inc., Class A	57	5,245
BJ’s Wholesale Club, Inc.*	6,130	308,646
Ingles Markets, Inc., Class A	1,481	24,511
Kroger Co.	174,429	4,325,839
Nash Finch Co.	1,473	52,748
Pantry, Inc.*	2,580	48,478
Rite Aid Corp.*	68,013	90,457
Ruddick Corp.	25,628	1,115,843
Spartan Stores, Inc.	2,851	55,680
SUPERVALU, Inc.	26,405	248,471
Susser Holdings Corp.*	933	14,667
Village Super Market, Inc., Class A	722	20,007
Weis Markets, Inc.	1,378	56,126
Winn-Dixie Stores, Inc.*	7,024	59,353

		6,524,344

Food Products (2.4%)
Alico, Inc.	238	6,098
B&G Foods, Inc.	2,570	52,993
Cal-Maine Foods, Inc.	1,615	51,615
Chiquita Brands International, Inc.*	5,699	74,201
ConAgra Foods, Inc.	152,580	3,938,090
Corn Products International, Inc.	1,848	102,158
Cresud S.A.C.I.F. y A. (ADR)	33,150	538,356
Dean Foods Co.*	202,512	2,484,822
Dole Food Co., Inc.*	3,655	49,416
Farmer Bros Co.	1,000	10,140
Flowers Foods, Inc.	100,485	2,214,689
Fresh Del Monte Produce, Inc.	61,232	1,633,058
Griffin Land & Nurseries, Inc.	388	12,606
Hain Celestial Group, Inc.*	3,384	112,890
Harbinger Group, Inc.*	1,330	8,126
Imperial Sugar Co.	1,546	30,920

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Omega Protein Corp.*	2,121	$29,270
Pilgrim’s Pride Corp.*	6,230	33,704
Ralcorp Holdings, Inc.*	19,008	1,645,713
Sanderson Farms, Inc.	2,751	131,443
Seneca Foods Corp., Class A*	1,199	30,670
Smart Balance, Inc.*	3,774	19,549
Smithfield Foods, Inc.*	20,628	451,134
Snyders-Lance, Inc.	5,802	125,497
Tootsie Roll Industries, Inc.	227	6,642
TreeHouse Foods, Inc.*	1,839	100,428
Tyson Foods, Inc., Class A	88,349	1,715,738

		15,609,966

Household Products (0.7%)
Central Garden & Pet Co., Class A*	5,978	60,677
Church & Dwight Co., Inc.	7,444	301,780
Energizer Holdings, Inc.*	50,886	3,682,111
Oil-Dri Corp. of America	627	13,430
Spectrum Brands Holdings, Inc.*	461	14,752

		4,072,750

Personal Products (0.0%)
Elizabeth Arden, Inc.*	604	17,534
Nutraceutical International Corp.*	1,289	19,825
Prestige Brands Holdings, Inc.*	6,227	79,955
Revlon, Inc., Class A*	1,400	23,520
Schiff Nutrition International, Inc.	1,000	11,190

		152,024

Tobacco (0.0%)
Alliance One International, Inc.*	10,609	34,267
Star Scientific, Inc.*	1,438	6,471
Universal Corp.	2,915	109,808
Vector Group Ltd.	1,741	30,972

		181,518

Total Consumer Staples		29,025,754

Energy (10.1%)
Energy Equipment & Services (0.9%)
Atwood Oceanics, Inc.*	5,014	221,268
Bristow Group, Inc.	28,191	1,438,305
Cal Dive International, Inc.*	4,615	27,598
Dawson Geophysical Co.*	722	24,656
Exterran Holdings, Inc.*	44,302	878,509
Global Industries Ltd.*	12,605	69,075
Gulf Island Fabrication, Inc.	1,527	49,292
Gulfmark Offshore, Inc., Class A*	2,425	107,161
Helix Energy Solutions Group, Inc.*	13,248	219,387
Helmerich & Payne, Inc.	869	57,458
Hercules Offshore, Inc.*	14,223	78,369
Hornbeck Offshore Services, Inc.*	2,874	79,035
Key Energy Services, Inc.*	1,624	29,232
Matrix Service Co.*	2,817	37,692
Mitcham Industries, Inc.*	541	9,359
Natural Gas Services Group, Inc.*	1,566	25,307
Newpark Resources, Inc.*	10,514	95,362
Oil States International, Inc.*	1,011	80,789
Parker Drilling Co.*	14,565	85,205

	Number of Shares	Value (Note 1)

Patterson-UTI Energy, Inc.	17,048	$538,887
PHI, Inc. (Non-Voting)*	1,700	36,941
Pioneer Drilling Co.*	1,461	22,266
Rowan Cos., Inc.*	13,231	513,495
SEACOR Holdings, Inc.	2,694	269,292
Solar Cayman Ltd.*†(b)	141,300	76,302
Tesco Corp.*	725	14,072
TETRA Technologies, Inc.*	8,456	107,645
Tidewater, Inc.	6,030	324,474
Union Drilling, Inc.*	2,000	20,580
Unit Corp.*	5,194	316,470
Vantage Drilling Co.*	21,978	40,000
Willbros Group, Inc.*	3,984	34,023

		5,927,506

Oil, Gas & Consumable Fuels (9.2%)
Alon USA Energy, Inc.	327	3,685
Approach Resources, Inc.*	786	17,819
Arch Coal, Inc.	96,793	2,580,501
Berry Petroleum Co., Class A	29,780	1,582,211
Bill Barrett Corp.*	5,436	251,959
BPZ Resources, Inc.*	9,561	31,360
CAMAC Energy, Inc.*	6,838	9,095
Cameco Corp.	126,432	3,331,483
Chesapeake Energy Corp.	86,462	2,567,057
Cimarex Energy Co.	45,610	4,101,251
Cloud Peak Energy, Inc.*	6,009	127,992
Cobalt International Energy, Inc.*	1,044	14,230
Comstock Resources, Inc.*	5,878	169,228
Consol Energy, Inc.	37,468	1,816,449
Crimson Exploration, Inc.*	2,291	8,133
Crosstex Energy LP	225,000	4,083,750
Crosstex Energy, Inc.	583	6,938
Delek U.S. Holdings, Inc.	1,788	28,072
Denbury Resources, Inc.*	141,315	2,826,300
DHT Holdings, Inc.	8,310	31,827
Endeavour International Corp.*	4,546	68,508
Energen Corp.	33,226	1,877,269
Energy Partners Ltd.*	3,572	52,901
EXCO Resources, Inc.	1,505	26,563
Forest Oil Corp.*	22,313	595,980
Frontline Ltd.	6,403	94,380
Gastar Exploration Ltd.*	7,075	24,267
General Maritime Corp.	14,346	19,367
GeoResources, Inc.*	1,564	35,174
GMX Resources, Inc.*	5,216	23,211
Green Plains Renewable Energy, Inc.*	2,639	28,475
Harvest Natural Resources, Inc.*	4,256	46,944
James River Coal Co.*	4,402	91,650
Knightsbridge Tankers Ltd.	2,675	58,930
L&L Energy, Inc.*	2,749	14,102
Miller Energy Resources, Inc.*	3,734	23,898
Nexen, Inc.	100,596	2,263,410
Noble Energy, Inc.	45,655	4,092,058
Nordic American Tanker Shipping Ltd.	5,911	134,416
Overseas Shipholding Group, Inc.	153,289	4,129,606
Patriot Coal Corp.*	782	17,407
Pengrowth Energy Corp.	271,000	3,409,180
Penn Virginia Corp.	5,671	74,914
Petrobras Argentina S.A. (ADR)	26,226	507,998

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Petroleum Development Corp.*	2,897	$86,649
PetroQuest Energy, Inc.*	5,436	38,161
Plains Exploration & Production Co.*	134,524	5,128,055
Quicksilver Resources, Inc.*	13,708	202,330
Range Resources Corp.	29,240	1,622,820
REX American Resources Corp.*	913	15,156
Rex Energy Corp.*	666	6,840
SandRidge Energy, Inc.*	527,000	5,617,820
Scorpio Tankers, Inc.*	2,986	29,830
SemGroup Corp., Class A*	5,129	131,661
Ship Finance International Ltd.	5,649	101,795
SM Energy Co.	1,522	111,837
Solazyme, Inc.*	308	7,075
Southern Union Co.	15,483	621,642
Southwestern Energy Co.*	31,555	1,353,078
Swift Energy Co.*	5,272	196,487
Teekay Corp.	5,176	159,835
Teekay Tankers Ltd., Class A	5,215	49,021
Tesoro Corp.*	63,464	1,453,960
Triangle Petroleum Corp.*	2,685	17,345
Ur-Energy, Inc.*	2,288	3,661
USEC, Inc.*	14,589	48,727
VAALCO Energy, Inc.*	5,792	34,868
Venoco, Inc.*	2,782	35,443
Voyager Oil & Gas, Inc.*	1,442	4,283
Warren Resources, Inc.*	7,629	29,066
Western Refining, Inc.*	424	7,662
Westmoreland Coal Co.*	833	14,786
Whiting Petroleum Corp.*	16,210	922,511
World Fuel Services Corp.	3,788	136,103

		59,488,455

Total Energy		65,415,961

Financials (19.8%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	1,852	187,885
American Capital Ltd.*	43,802	434,954
Apollo Investment Corp.	24,216	247,245
Ares Capital Corp.	25,367	407,648
Arlington Asset Investment Corp., Class A	774	24,296
Artio Global Investors, Inc.	533	6,023
BlackRock Kelso Capital Corp.	7,164	64,261
Calamos Asset Management, Inc., Class A	2,456	35,661
Capital Southwest Corp.	385	35,524
CIFC Deerfield Corp.*	1,316	9,015
Cohen & Steers, Inc.	400	13,260
Cowen Group, Inc., Class A*	8,882	33,397
Daiwa Securities Group, Inc. (ADR)	449,180	2,003,343
E*TRADE Financial Corp.*	31,270	431,526
Edelman Financial Group, Inc.	2,790	22,013
FBR & Co.*	6,124	20,822
Federated Investors, Inc., Class B	2,213	52,758
Fifth Street Finance Corp.	8,426	97,742
FXCM, Inc., Class A	2,137	21,199
GAMCO Investors, Inc., Class A	342	15,831
GFI Group, Inc.	8,574	39,355
Gladstone Capital Corp.	2,697	24,920

	Number of Shares	Value (Note 1)

Gladstone Investment Corp.	2,970	$21,206
Gleacher & Co., Inc.*	9,577	19,537
Golub Capital BDC, Inc.	1,187	17,722
Harris & Harris Group, Inc.*	4,100	21,033
Hercules Technology Growth Capital, Inc.	5,331	56,082
ICG Group, Inc.*	4,272	52,247
Investment Technology Group, Inc.*	5,248	73,577
Janus Capital Group, Inc.	23,214	219,140
Jefferies Group, Inc.	16,771	342,128
JMP Group, Inc.	2,169	15,248
KBW, Inc.	4,485	83,870
Knight Capital Group, Inc., Class A*	12,609	138,951
Kohlberg Capital Corp.	2,176	17,299
LPL Investment Holdings, Inc.*	691	23,639
Main Street Capital Corp.	2,450	46,427
MCG Capital Corp.	9,700	58,976
Medallion Financial Corp.	2,047	19,958
Medley Capital Corp.	1,322	15,520
MF Global Holdings Ltd.*	20,387	157,795
MVC Capital, Inc.	3,157	41,767
New Mountain Finance Corp.*	904	11,481
NGP Capital Resources Co.	2,849	23,362
Oppenheimer Holdings, Inc., Class A	1,324	37,350
PennantPark Investment Corp.	5,555	62,272
Piper Jaffray Cos., Inc.*	2,007	57,822
Prospect Capital Corp.	12,112	122,452
Raymond James Financial, Inc.	12,673	407,437
Safeguard Scientifics, Inc.*	2,610	49,277
Solar Capital Ltd.	4,469	110,340
Solar Senior Capital Ltd.	934	16,765
Stifel Financial Corp.*	4,026	144,372
SWS Group, Inc.	3,788	22,690
TICC Capital Corp.	4,119	39,542
Triangle Capital Corp.	2,271	41,923
Virtus Investment Partners, Inc.*	54	3,278

		6,821,163

Commercial Banks (4.3%)
1st Source Corp.	2,035	42,206
1st United Bancorp, Inc.*	3,303	20,545
Alliance Financial Corp./New York	684	20,883
Ameris Bancorp*	2,994	26,557
Ames National Corp.	1,104	20,049
Arrow Financial Corp.	1,140	27,896
Associated Banc-Corp	21,598	300,212
BancFirst Corp.	928	35,821
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,396	58,819
Bancorp Rhode Island, Inc.	504	22,841
Bancorp, Inc./Delaware*	3,797	39,679
BancorpSouth, Inc.	10,434	129,486
Bank of Hawaii Corp.	5,953	276,934
Bank of Kentucky Financial Corp.	641	14,275
Bank of Marin Bancorp/California	629	22,248
Bank of the Ozarks, Inc.	1,513	78,767

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Banner Corp.	227	$3,972
BOK Financial Corp.	3,193	174,881
Boston Private Financial Holdings, Inc.	9,850	64,813
Bridge Bancorp, Inc.	512	10,895
Bridge Capital Holdings*	993	11,002
Bryn Mawr Bank Corp.	1,112	22,518
Camden National Corp.	1,060	34,779
Cape Bancorp, Inc.*	1,223	12,230
Capital Bank Corp.*	1,488	5,193
Capital City Bank Group, Inc.	1,642	16,847
CapitalSource, Inc.	433,258	2,794,514
Cardinal Financial Corp.	3,777	41,358
Cascade Bancorp*	681	6,878
Cathay General Bancorp	9,926	162,687
Center Bancorp, Inc.	1,277	13,332
Center Financial Corp.*	4,454	28,283
Centerstate Banks, Inc.	3,600	24,912
Central Pacific Financial Corp.*	1,817	25,438
Century Bancorp, Inc./Massachusetts, Class A	559	14,791
Chemical Financial Corp.	3,471	65,116
Citizens & Northern Corp.	1,630	24,564
City Holding Co.	1,898	62,691
City National Corp./California	5,826	316,061
CNB Financial Corp./Pennsylvania	1,443	20,043
CoBiz Financial, Inc.	4,443	29,057
Columbia Banking System, Inc.	4,998	86,066
Commerce Bancshares, Inc./Missouri	9,239	397,277
Community Bank System, Inc.	4,580	113,538
Community Trust Bancorp, Inc.	1,860	51,559
Cullen/Frost Bankers, Inc.	6,648	377,939
CVB Financial Corp.	11,106	102,730
Eagle Bancorp, Inc.*	2,305	30,657
East West Bancorp, Inc.	18,530	374,491
Encore Bancshares, Inc.*	911	10,950
Enterprise Bancorp, Inc./Massachusetts	611	9,208
Enterprise Financial Services Corp.	1,800	24,354
F.N.B. Corp./Pennsylvania	15,801	163,540
Financial Institutions, Inc.	1,861	30,558
First Bancorp, Inc./Maine	1,341	19,927
First Bancorp/North Carolina	2,064	21,135
First Busey Corp.	9,389	49,668
First Citizens BancShares, Inc./North Carolina, Class A	688	128,807
First Commonwealth Financial Corp.	13,423	77,048
First Community Bancshares, Inc./Virginia	2,118	29,652
First Financial Bancorp	7,246	120,936
First Financial Bankshares, Inc.	2,173	74,860
First Financial Corp./Indiana	1,471	48,161
First Horizon National Corp.	32,951	314,353
First Interstate Bancsystem, Inc.	1,860	27,416
First Merchants Corp.	3,113	27,830
First Midwest Bancorp, Inc./Illinois	9,177	112,785

	Number of Shares	Value (Note 1)

First of Long Island Corp.	1,100	$30,679
First Republic Bank/California*	9,110	294,071
FirstMerit Corp.	13,640	225,196
Fulton Financial Corp.	24,794	265,544
German American Bancorp, Inc.	1,814	30,076
Glacier Bancorp, Inc.	8,973	120,956
Great Southern Bancorp, Inc.	1,375	26,056
Hancock Holding Co.	5,821	180,335
Hanmi Financial Corp.*	18,352	19,637
Heartland Financial USA, Inc.	1,865	27,136
Heritage Commerce Corp.*	2,376	12,141
Heritage Financial Corp./Washington	2,070	26,765
Home Bancshares, Inc./Arkansas	2,795	66,074
Hudson Valley Holding Corp.	1,820	35,144
Huntington Bancshares, Inc./Ohio	297,203	1,949,652
IBERIABANK Corp.	3,383	194,996
Independent Bank Corp./Massachusetts	2,659	69,799
International Bancshares Corp.	6,609	110,569
Investors Bancorp, Inc.*	5,105	72,491
Lakeland Bancorp, Inc.	2,974	29,681
Lakeland Financial Corp.	1,983	44,142
MainSource Financial Group, Inc.	2,418	20,069
Marshall & Ilsley Corp.	66,056	526,466
MB Financial, Inc.	6,789	130,620
Merchants Bancshares, Inc.	762	18,646
Metro Bancorp, Inc.*	1,717	19,608
Midsouth Bancorp, Inc.	1,100	14,993
Nara Bancorp, Inc.*	4,600	37,398
National Bankshares, Inc./Virginia	1,010	25,290
National Penn Bancshares, Inc.	202,536	1,606,110
NBT Bancorp, Inc.	4,273	94,561
Northfield Bancorp, Inc./New Jersey	2,418	33,997
Old National Bancorp/Indiana	11,820	127,656
OmniAmerican Bancorp, Inc.*	1,500	22,455
Oriental Financial Group, Inc.	5,607	72,274
Orrstown Financial Services, Inc.	835	21,969
Pacific Capital Bancorp N.A.*	84,527	2,687,113
Pacific Continental Corp.	2,674	24,467
PacWest Bancorp	3,776	77,672
Park National Corp.	1,612	106,166
Park Sterling Corp.*	3,427	16,998
Penns Woods Bancorp, Inc.	499	17,146
Peoples Bancorp, Inc./Ohio	1,432	16,139
Pinnacle Financial Partners, Inc.*	4,234	65,881
Popular, Inc.*	1,430,020	3,946,855
PrivateBancorp, Inc.	7,467	103,045
Prosperity Bancshares, Inc.	5,848	256,259
Renasant Corp.	3,198	46,339
Republic Bancorp, Inc./Kentucky, Class A	1,216	24,198
S&T Bancorp, Inc.	3,481	64,712
Sandy Spring Bancorp, Inc.	3,089	55,571
SCBT Financial Corp.	1,727	49,530
Seacoast Banking Corp. of Florida*	8,650	12,975
Sierra Bancorp	1,600	18,112
Simmons First National Corp., Class A	2,131	54,681

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Southside Bancshares, Inc.	2,161	$42,889
Southwest Bancorp, Inc./Oklahoma*	2,397	23,467
State Bancorp, Inc./New York	2,002	26,707
State Bank Financial Corp.*	3,883	63,565
StellarOne Corp.	3,042	36,839
Sterling Bancorp/New York	3,872	36,745
Sterling Bancshares, Inc./Texas	12,671	103,395
Sterling Financial Corp./Washington*	3,319	53,336
Suffolk Bancorp	1,319	18,413
Sumitomo Mitsui Trust Holdings, Inc. (ADR)*	458,438	1,567,858
Sun Bancorp, Inc./New Jersey*	4,450	16,243
SunTrust Banks, Inc.	16,465	424,797
Susquehanna Bancshares, Inc.	16,352	130,816
SVB Financial Group*	4,188	250,065
SY Bancorp, Inc.	1,449	33,689
Synovus Financial Corp.	95,078	197,762
Taylor Capital Group, Inc.*	788	6,430
TCF Financial Corp.	20,030	276,414
Texas Capital Bancshares, Inc.*	4,639	119,825
Tompkins Financial Corp.	1,094	42,929
Tower Bancorp, Inc.	1,294	35,456
TowneBank/Virginia	3,179	42,535
Trico Bancshares	1,954	28,528
Trustmark Corp.	7,985	186,929
UMB Financial Corp.	4,002	167,604
Umpqua Holdings Corp.	14,600	168,922
Union First Market Bankshares Corp.	2,683	32,679
United Bankshares, Inc.	4,678	114,517
United Community Banks, Inc./Georgia*	2,155	22,761
Univest Corp. of Pennsylvania	2,258	35,293
Valley National Bancorp	21,098	287,144
Virginia Commerce Bancorp, Inc.*	2,692	15,910
Washington Banking Co.	1,859	24,576
Washington Trust Bancorp, Inc.	1,879	43,161
Webster Financial Corp.	8,984	188,844
WesBanco, Inc.	3,002	59,019
West Bancorp, Inc.	2,337	20,589
West Coast Bancorp/Oregon*	1,322	22,157
Westamerica Bancorp	2,065	101,701
Western Alliance Bancorp*	8,658	61,472
Wilshire Bancorp, Inc.*	6,954	20,445
Wintrust Financial Corp.	4,345	139,822
Zions Bancorp	22,928	550,501

		28,039,378

Consumer Finance (0.0%)
Advance America Cash Advance Centers, Inc.	5,766	39,728
Cash America International, Inc.	2,466	142,707
First Marblehead Corp.*	7,605	13,461
Imperial Holdings, Inc.*	360	3,658
Nelnet, Inc., Class A	3,199	70,570
Nicholas Financial, Inc.*	1,146	13,614

		283,738

	Number of Shares	Value (Note 1)

Diversified Financial Services (0.8%)
California First National Bancorp	500	$7,660
Compass Diversified Holdings	4,958	81,757
Gain Capital Holdings, Inc.*	900	6,129
Guoco Group Ltd. (ADR)	25,897	631,887
KKR Financial Holdings LLC	390,000	3,825,900
Marlin Business Services Corp.*	972	12,296
NASDAQ OMX Group, Inc.*	13,475	340,918
NewStar Financial, Inc.*	3,473	37,092
PHH Corp.*	7,018	144,009
PICO Holdings, Inc.*	2,774	80,446
Primus Guaranty Ltd.*	2,997	15,734

		5,183,828

Insurance (7.0%)
Ageas (ADR)	379,675	1,025,122
Alleghany Corp.*	4,829	1,608,588
Allied World Assurance Co. Holdings Ltd.	4,727	272,181
Alterra Capital Holdings Ltd.	11,307	252,146
American Equity Investment Life Holding Co.	7,333	93,202
American Financial Group, Inc./Ohio	9,981	356,222
American National Insurance Co.	866	67,115
American Safety Insurance Holdings Ltd.*	1,375	26,317
AMERISAFE, Inc.*	2,332	52,750
Amtrust Financial Services, Inc.	2,620	59,684
Aon Corp.	22,605	1,159,636
Arch Capital Group Ltd.*	102,242	3,263,565
Argo Group International Holdings Ltd.	3,379	100,424
Arthur J. Gallagher & Co.	13,729	391,826
Aspen Insurance Holdings Ltd.	8,833	227,273
Assurant, Inc.	84,567	3,067,245
Assured Guaranty Ltd.	242,284	3,951,652
Axis Capital Holdings Ltd.	61,800	1,913,328
Baldwin & Lyons, Inc., Class B	1,112	25,765
Brown & Brown, Inc.	14,462	371,095
Citizens, Inc./Texas*	4,461	30,424
CNA Financial Corp.	38,512	1,118,774
CNO Financial Group, Inc.*	27,610	218,395
Delphi Financial Group, Inc., Class A	5,999	175,231
Donegal Group, Inc., Class A	1,120	14,336
eHealth, Inc.*	2,644	35,324
EMC Insurance Group, Inc.	650	12,415
Employers Holdings, Inc.	4,857	81,452
Endurance Specialty Holdings Ltd.	18,902	781,220
Enstar Group Ltd.*	861	89,966
Everest Reinsurance Group Ltd.	5,691	465,239
FBL Financial Group, Inc., Class A	1,613	51,858
Fidelity National Financial, Inc., Class A	27,702	436,029
First American Financial Corp.	247,027	3,865,973
Flagstone Reinsurance Holdings S.A.	6,252	52,704
Fortegra Financial Corp.*	691	5,417
FPIC Insurance Group, Inc.*	1,064	44,348

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Global Indemnity plc*	1,723	$38,216
Greenlight Capital Reinsurance Ltd., Class A*	2,736	71,929
Hallmark Financial Services*	1,045	8,224
Hanover Insurance Group, Inc.	5,646	212,911
Harleysville Group, Inc.	1,553	48,407
HCC Insurance Holdings, Inc.	66,589	2,097,554
Hilltop Holdings, Inc.*	4,839	42,777
Horace Mann Educators Corp.	4,901	76,505
Independence Holding Co.	760	7,934
Infinity Property & Casualty Corp.	1,520	83,083
Kansas City Life Insurance Co.	566	17,631
Loews Corp.	40,683	1,712,347
Maiden Holdings Ltd.	6,360	57,876
Markel Corp.*	1,204	477,759
Marsh & McLennan Cos., Inc.	58,121	1,812,794
MBIA, Inc.*	339,422	2,949,577
Meadowbrook Insurance Group, Inc.	6,774	67,130
Mercury General Corp.	3,271	129,172
Montpelier Reinsurance Holdings Ltd.	7,806	140,508
National Financial Partners Corp.*	5,557	64,128
National Interstate Corp.	960	21,984
National Western Life Insurance Co., Class A	282	44,971
Navigators Group, Inc.*	1,662	78,114
Old Republic International Corp.	330,409	3,882,306
OneBeacon Insurance Group Ltd., Class A	2,589	34,667
Phoenix Cos., Inc.*	14,131	34,762
Platinum Underwriters Holdings Ltd.	4,675	155,397
Presidential Life Corp.	2,869	29,952
Primerica, Inc.	4,238	93,109
ProAssurance Corp.*	3,841	268,870
Protective Life Corp.	10,590	244,947
Reinsurance Group of America, Inc.	9,159	557,417
RenaissanceReinsurance Holdings Ltd.	6,453	451,387
RLI Corp.	2,259	139,877
Safety Insurance Group, Inc.	1,524	64,069
SeaBright Holdings, Inc.	2,681	26,542
Selective Insurance Group, Inc.	6,797	110,587
StanCorp Financial Group, Inc.	5,661	238,838
State Auto Financial Corp.	1,682	29,317
Stewart Information Services Corp.	2,148	21,544
Symetra Financial Corp.	8,281	111,214
Tower Group, Inc.	4,557	108,548
Transatlantic Holdings, Inc.	7,750	379,827
United Fire & Casualty Co.	2,755	47,854
Unitrin, Inc.	6,198	183,895
Universal Insurance Holdings, Inc.	2,050	9,574
Validus Holdings Ltd.	8,252	255,399
W. R. Berkley Corp.	14,149	458,994
White Mountains Insurance Group Ltd.	1,776	746,204

	Number of Shares	Value (Note 1)

XL Group plc	26,390	$580,052

		45,290,921

Real Estate Investment Trusts (REITs) (4.6%)
Acadia Realty Trust (REIT)	4,199	85,366
Agree Realty Corp. (REIT)	1,359	30,346
Alexandria Real Estate Equities, Inc. (REIT)	7,689	595,282
American Assets Trust, Inc. (REIT)	405	9,092
American Campus Communities, Inc. (REIT)	4,867	172,876
American Capital Agency Corp. (REIT)	16,125	469,399
Anworth Mortgage Asset Corp. (REIT)	15,739	118,200
Apartment Investment & Management Co. (REIT), Class A	4,861	124,101
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,102	33,884
ARMOUR Residential REIT, Inc.	6,342	46,614
Ashford Hospitality Trust, Inc. (REIT)	5,780	71,961
Associated Estates Realty Corp. (REIT)	4,802	78,032
BioMed Realty Trust, Inc. (REIT)	16,508	317,614
Brandywine Realty Trust (REIT)	17,046	197,563
BRE Properties, Inc. (REIT)	9,304	464,084
Camden Property Trust (REIT)	2,493	158,605
Campus Crest Communities, Inc. (REIT)	3,792	49,068
CapLease, Inc. (REIT)	8,816	43,287
Capstead Mortgage Corp. (REIT)	9,570	128,238
CBL & Associates Properties, Inc. (REIT)	12,761	231,357
Cedar Shopping Centers, Inc. (REIT)	7,291	37,549
Chatham Lodging Trust (REIT)	1,686	27,161
Chesapeake Lodging Trust (REIT)	4,002	68,274
Chimera Investment Corp. (REIT)	128,484	444,555
Cogdell Spencer, Inc. (REIT)	4,580	27,434
Colonial Properties Trust (REIT)	10,404	212,242
Colony Financial, Inc. (REIT)	4,182	75,569
CommonWealth REIT (REIT)	9,078	234,576
Coresite Realty Corp. (REIT)	2,466	40,442
Corporate Office Properties Trust/Maryland (REIT)	6,216	193,380
Cousins Properties, Inc. (REIT)	531,649	4,540,282
CreXus Investment Corp. (REIT)	7,345	81,603
Cypress Sharpridge Investments, Inc. (REIT)	10,498	134,479
DCT Industrial Trust, Inc. (REIT)	30,725	160,692
Developers Diversified Realty Corp. (REIT)	26,860	378,726
DiamondRock Hospitality Co. (REIT)	20,769	222,851
Douglas Emmett, Inc. (REIT)	15,600	310,284
Duke Realty Corp. (REIT)	31,465	440,825

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

DuPont Fabros Technology, Inc. (REIT)	4,559	$114,887
Dynex Capital, Inc. (REIT)	4,943	47,848
EastGroup Properties, Inc. (REIT)	1,850	78,644
Education Realty Trust, Inc. (REIT)	9,344	80,078
Entertainment Properties Trust (REIT)	5,875	274,362
Equity Lifestyle Properties, Inc. (REIT)	1,044	65,187
Equity One, Inc. (REIT)	6,725	125,354
Essex Property Trust, Inc. (REIT)	1,818	245,957
Excel Trust, Inc. (REIT)	1,959	21,608
Extra Space Storage, Inc. (REIT)	7,321	156,157
Federal Realty Investment Trust (REIT)	1,934	164,738
FelCor Lodging Trust, Inc. (REIT)*	7,975	42,507
First Industrial Realty Trust, Inc. (REIT)*	9,900	113,355
First Potomac Realty Trust (REIT)	6,200	94,922
Franklin Street Properties Corp. (REIT)	9,099	117,468
Getty Realty Corp. (REIT)	1,842	46,474
Gladstone Commercial Corp. (REIT)	907	15,718
Glimcher Realty Trust (REIT)	1,874	17,803
Government Properties Income Trust (REIT)	3,854	104,135
Hatteras Financial Corp. (REIT)	9,432	266,265
Healthcare Realty Trust, Inc. (REIT)	9,135	188,455
Hersha Hospitality Trust (REIT)	17,833	99,330
Highwoods Properties, Inc. (REIT)	2,338	77,458
Hospitality Properties Trust (REIT)	15,388	373,159
Hudson Pacific Properties, Inc. (REIT)	2,715	42,164
Inland Real Estate Corp. (REIT)	10,048	88,724
Invesco Mortgage Capital, Inc. (REIT)	9,199	194,375
Investors Real Estate Trust (REIT)	8,648	74,892
iStar Financial, Inc. (REIT)*	144,636	1,172,998
Kilroy Realty Corp. (REIT)	3,834	151,405
Kite Realty Group Trust (REIT)	7,538	37,539
LaSalle Hotel Properties (REIT)	10,637	280,179
Lexington Realty Trust (REIT)	15,095	137,817
Liberty Property Trust (REIT)	14,324	466,676
LTC Properties, Inc. (REIT)	3,161	87,939
Macerich Co. (REIT)	10,471	560,198
Mack-Cali Realty Corp. (REIT)	10,885	358,552
Medical Properties Trust, Inc. (REIT)	13,829	159,033
MFA Financial, Inc. (REIT)	44,467	357,515
Mission West Properties, Inc. (REIT)	2,729	23,961
Monmouth Real Estate Investment Corp. (REIT), Class A	4,916	41,540

	Number of Shares	Value (Note 1)

MPG Office Trust, Inc. (REIT)*	6,495	$18,576
National Health Investors, Inc. (REIT)	1,795	79,752
National Retail Properties, Inc. (REIT)	10,649	261,007
Nationwide Health Properties, Inc. (REIT)	15,792	653,947
Newcastle Investment Corp. (REIT)	811	4,688
NorthStar Realty Finance Corp. (REIT)	12,090	48,723
Omega Healthcare Investors, Inc. (REIT)	905	19,014
One Liberty Properties, Inc. (REIT)	1,266	19,547
Parkway Properties, Inc./Maryland (REIT)	2,861	48,809
Pebblebrook Hotel Trust (REIT)	6,419	129,600
Pennsylvania Real Estate Investment Trust (REIT)	7,035	110,449
PennyMac Mortgage Investment Trust (REIT)	3,200	53,024
Piedmont Office Realty Trust, Inc. (REIT), Class A	21,374	435,816
Post Properties, Inc. (REIT)	6,232	254,016
Potlatch Corp. (REIT)	2,352	82,955
PS Business Parks, Inc. (REIT)	1,892	104,249
RAIT Financial Trust (REIT)*	14,894	31,277
Ramco-Gershenson Properties Trust (REIT)	5,001	61,912
Realty Income Corp. (REIT)	15,840	530,482
Redwood Trust, Inc. (REIT)	9,942	150,323
Regency Centers Corp. (REIT)	11,197	492,332
Resource Capital Corp. (REIT)	9,116	57,613
Retail Opportunity Investments Corp. (REIT)	5,129	55,188
RLJ Lodging Trust (REIT)	3,421	59,423
Sabra Healthcare REIT, Inc. (REIT)	2,452	40,973
Senior Housing Properties Trust (REIT)	17,689	414,099
Sovran Self Storage, Inc. (REIT)	3,472	142,352
STAG Industrial, Inc. (REIT)	1,917	23,483
Strategic Hotels & Resorts, Inc. (REIT)*	16,218	114,823
Sun Communities, Inc. (REIT)	2,637	98,386
Sunstone Hotel Investors, Inc. (REIT)*	14,766	136,881
Taubman Centers, Inc. (REIT)	6,960	412,032
Terreno Realty Corp. (REIT)	1,507	25,634
Two Harbors Investment Corp. (REIT)	11,260	121,045
UDR, Inc. (REIT)	21,816	535,583
UMH Properties, Inc. (REIT)	1,729	18,500
Universal Health Realty Income Trust (REIT)	818	32,704
Urstadt Biddle Properties, Inc. (REIT), Class A	2,809	50,871
U-Store-It Trust (REIT)	12,579	132,331
Walter Investment Management Corp. (REIT)	208,286	4,621,866

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Washington Real Estate Investment Trust (REIT)	6,300	$204,876
Weingarten Realty Investors (REIT)	15,011	377,677
Whitestone REIT (REIT), Class B	949	12,071
Winthrop Realty Trust (REIT)	3,623	43,259

		29,545,437

Real Estate Management & Development (0.8%)
Avatar Holdings, Inc.*	1,164	17,704
Consolidated-Tomoka Land Co.	580	16,588
Forest City Enterprises, Inc., Class A*	17,035	318,043
Forestar Group, Inc.*	4,444	73,015
Howard Hughes Corp.*	66,662	4,335,697
Jones Lang LaSalle, Inc.	1,197	112,877
Kennedy-Wilson Holdings, Inc.	2,826	34,619
St. Joe Co.*	8,086	168,512

		5,077,055

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	2,374	24,761
Astoria Financial Corp.	10,903	139,449
Bank Mutual Corp.	6,216	22,813
BankFinancial Corp.	3,076	26,054
BankUnited, Inc.	4,112	109,132
Beneficial Mutual Bancorp, Inc.*	4,093	33,624
Berkshire Hills Bancorp, Inc.	2,180	48,810
BofI Holding, Inc.*	993	14,309
Brookline Bancorp, Inc.	3,544	32,853
Capitol Federal Financial, Inc.	20,781	244,385
Charter Financial Corp.	679	6,722
Clifton Savings Bancorp, Inc.	1,390	15,346
Dime Community Bancshares, Inc.	3,779	54,947
Doral Financial Corp.*	15,608	30,592
ESB Financial Corp.	1,737	22,442
ESSA Bancorp, Inc.	1,761	21,872
Farmer Mac, Class C	1,298	28,712
First Defiance Financial Corp.*	1,090	16,012
First Financial Holdings, Inc.	2,189	19,635
First Niagara Financial Group, Inc.	119,031	1,571,209
First PacTrust Bancorp, Inc.	967	14,370
Flagstar Bancorp, Inc.*	24,114	28,696
Flushing Financial Corp.	3,859	50,167
Fox Chase Bancorp, Inc.	1,762	23,875
Franklin Financial Corp.*	1,686	20,333
Home Federal Bancorp, Inc./Idaho	2,321	25,508
Hudson City Bancorp, Inc.	52,783	432,293
Kearny Financial Corp.	1,800	16,398
Meridian Interstate Bancorp, Inc.*	1,409	19,289
MGIC Investment Corp.*	497,469	2,959,941
Northwest Bancshares, Inc.	13,423	168,861
OceanFirst Financial Corp.	1,930	24,993
Ocwen Financial Corp.*	9,318	118,898
Oritani Financial Corp.	6,984	89,325
People’s United Financial, Inc.	38,049	511,373
PMI Group, Inc.*	19,418	20,777

	Number of Shares	Value (Note 1)

Provident Financial Services, Inc.	7,497	$107,357
Provident New York Bancorp	5,111	42,728
Radian Group, Inc.	16,596	70,201
Rockville Financial, Inc.	3,691	36,541
Roma Financial Corp.	1,200	12,600
Territorial Bancorp, Inc.	1,715	35,535
TFS Financial Corp.*	9,843	95,280
TrustCo Bank Corp./New York	8,946	43,835
United Financial Bancorp, Inc.	1,874	28,916
ViewPoint Financial Group	4,311	59,492
Washington Federal, Inc.	13,885	228,130
Westfield Financial, Inc.	2,911	23,637
WSFS Financial Corp.	787	31,204

		7,824,232

Total Financials		128,065,752

Health Care (5.4%)
Biotechnology (0.3%)
Affymax, Inc.*	2,326	15,980
Allos Therapeutics, Inc.*	2,024	4,331
AMAG Pharmaceuticals, Inc.*	2,324	43,691
Arena Pharmaceuticals, Inc.*	16,865	22,936
Array BioPharma, Inc.*	3,871	8,671
BioMimetic Therapeutics, Inc.*	1,408	7,209
Cell Therapeutics, Inc.*	2,562	4,035
Celldex Therapeutics, Inc.*	4,688	16,642
Cornerstone Therapeutics, Inc.*	892	7,992
Curis, Inc.*	2,698	9,659
Cytori Therapeutics, Inc.*	1,598	7,654
Dyax Corp.*	2,161	4,279
Enzon Pharmaceuticals, Inc.*	4,832	48,562
Exact Sciences Corp.*	1,985	17,071
Geron Corp.*	12,458	49,957
Idenix Pharmaceuticals, Inc.*	4,843	24,215
Immunogen, Inc.*	2,637	32,145
Inhibitex, Inc.*	2,069	8,111
Insmed, Inc.*	3,031	36,342
InterMune, Inc.*	3,259	116,835
Lexicon Pharmaceuticals, Inc.*	13,528	23,809
Maxygen, Inc.	3,833	20,967
Metabolix, Inc.*	1,170	8,354
Micromet, Inc.*	5,537	31,782
Myriad Genetics, Inc.*	53,830	1,222,479
Neurocrine Biosciences, Inc.*	1,684	13,556
Novavax, Inc.*	3,735	7,545
Nymox Pharmaceutical Corp.*	483	4,033
Oncothyreon, Inc.*	1,459	13,408
PDL BioPharma, Inc.	3,095	18,168
Progenics Pharmaceuticals, Inc.*	964	6,922
Rigel Pharmaceuticals, Inc.*	1,980	18,157
Savient Pharmaceuticals, Inc.*	2,578	19,309
SuperGen, Inc.*	6,387	19,033
Theravance, Inc.*	1,406	31,227
Vical, Inc.*	974	4,013
Zalicus, Inc.*	3,553	8,456

		1,957,535

Health Care Equipment & Supplies (0.8%)
Accuray, Inc.*	996	7,978
Alere, Inc.*	10,620	388,904
Alphatec Holdings, Inc.*	6,524	22,704

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Analogic Corp.	424	$22,298
AngioDynamics, Inc.*	3,130	44,540
Biolase Technology, Inc.*	2,646	13,600
Cantel Medical Corp.	1,596	42,948
Cerus Corp.*	1,242	3,726
CONMED Corp.*	3,551	101,133
Cooper Cos., Inc.	4,197	332,570
CryoLife, Inc.*	3,010	16,856
Cynosure, Inc., Class A*	1,065	12,887
DynaVox, Inc., Class A*	346	2,630
Exactech, Inc.*	256	4,611
Greatbatch, Inc.*	31,805	853,010
Hill-Rom Holdings, Inc.	756	34,806
Hologic, Inc.*	32,508	655,686
ICU Medical, Inc.*	1,119	48,900
Immucor, Inc.*	454	9,271
Invacare Corp.	3,375	112,016
IRIS International, Inc.*	566	5,654
Kinetic Concepts, Inc.*	1,723	99,297
Medical Action Industries, Inc.*	1,267	10,326
Natus Medical, Inc.*	1,696	25,694
Palomar Medical Technologies, Inc.*	2,281	25,730
RTI Biologics, Inc.*	6,227	16,875
Solta Medical, Inc.*	7,199	19,869
STAAR Surgical Co.*	689	3,652
SurModics, Inc.*	1,838	20,402
Symmetry Medical, Inc.*	3,551	31,852
Teleflex, Inc.	4,992	304,812
Uroplasty, Inc.*	465	3,488
West Pharmaceutical Services, Inc.	1,864	81,569
Wright Medical Group, Inc.*	4,824	72,360
Young Innovations, Inc.	462	13,176
Zimmer Holdings, Inc.*	26,831	1,695,719

		5,161,549

Health Care Providers & Services (2.5%)
Aetna, Inc.	50,968	2,247,179
Almost Family, Inc.*	1,010	27,674
Amedisys, Inc.*	3,657	97,386
American Dental Partners, Inc.*	1,917	24,844
AMERIGROUP Corp.*	1,837	129,453
AMN Healthcare Services, Inc.*	2,634	21,915
Amsurg Corp.*	3,869	101,097
Assisted Living Concepts, Inc., Class A	2,505	42,034
BioScrip, Inc.*	1,146	7,438
Brookdale Senior Living, Inc.*	1,584	38,412
Capital Senior Living Corp.*	2,432	22,593
CardioNet, Inc.*	2,166	11,501
Centene Corp.*	2,369	84,171
Chindex International, Inc.*	825	11,237
Community Health Systems, Inc.*	11,804	303,127
Continucare Corp.*	813	5,024
Coventry Health Care, Inc.*	18,421	671,814
Cross Country Healthcare, Inc.*	3,412	25,931
Five Star Quality Care, Inc.*	3,977	23,106
Gentiva Health Services, Inc.*	3,777	78,675
Hanger Orthopedic Group, Inc.*	1,965	48,084
Health Net, Inc.*	11,254	361,141
HealthSouth Corp.*	11,786	309,383

	Number of Shares	Value (Note 1)

Healthspring, Inc.*	3,868	$178,353
Healthways, Inc.*	4,191	63,619
Kindred Healthcare, Inc.*	6,452	138,525
LHC Group, Inc.*	1,843	42,500
LifePoint Hospitals, Inc.*	34,311	1,340,874
Magellan Health Services, Inc.*	4,003	219,124
MedCath Corp.*	2,565	34,858
Molina Healthcare, Inc.*	1,410	38,239
National Healthcare Corp.	1,245	61,715
Omnicare, Inc.	148,402	4,732,540
Owens & Minor, Inc.	1,505	51,907
Patterson Cos., Inc.	7,693	253,023
PharMerica Corp.*	3,619	46,178
Providence Service Corp.*	1,210	15,307
Quest Diagnostics, Inc.	55,010	3,251,091
Select Medical Holdings Corp.*	4,421	39,214
Skilled Healthcare Group, Inc., Class A*	2,138	20,225
Sun Healthcare Group, Inc.*	3,148	25,247
Sunrise Senior Living, Inc.*	1,765	16,820
Tenet Healthcare Corp.*	57,468	358,600
Triple-S Management Corp., Class B*	2,497	54,260
Universal American Corp.	3,978	43,559
VCA Antech, Inc.*	10,723	227,328

		15,946,325

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	4,574	88,827
Emdeon, Inc., Class A*	3,415	44,805
MedAssets, Inc.*	1,074	14,348
Omnicell, Inc.*	2,103	32,786

		180,766

Life Sciences Tools & Services (0.7%)
Affymetrix, Inc.*	8,812	69,879
Albany Molecular Research, Inc.*	2,973	14,300
Bio-Rad Laboratories, Inc., Class A*	2,460	293,626
Cambrex Corp.*	3,468	16,022
Enzo Biochem, Inc.*	4,212	17,901
eResearchTechnology, Inc.*	2,856	18,193
Furiex Pharmaceuticals, Inc.*	1,191	21,188
Harvard Bioscience, Inc.*	2,469	13,160
Kendle International, Inc.*	1,750	26,390
Life Technologies Corp.*	27,535	1,433,748
Pacific Biosciences of California, Inc.*	3,207	37,522
PAREXEL International Corp.*	699	16,468
PerkinElmer, Inc.	13,992	376,525
Pharmaceutical Product Development, Inc.	51,180	1,373,671
QIAGEN N.V.*	29,067	552,854
Sequenom, Inc.*	3,697	27,912

		4,309,359

Pharmaceuticals (1.1%)
AVANIR Pharmaceuticals, Inc., Class A*	1,628	5,470
Columbia Laboratories, Inc.*	1,600	4,944
Forest Laboratories, Inc.*	165,697	6,518,520

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hi-Tech Pharmacal Co., Inc.*	890	$25,748
Impax Laboratories, Inc.*	716	15,602
KV Pharmaceutical Co., Class A*	2,145	5,834
Lannett Co., Inc.*	1,321	6,579
Medicines Co.*	2,924	48,275
Medicis Pharmaceutical Corp., Class A	1,401	53,476
Nektar Therapeutics*	5,230	38,022
Par Pharmaceutical Cos., Inc.*	1,441	47,524
ViroPharma, Inc.*	9,509	175,917
XenoPort, Inc.*	816	5,810

		6,951,721

Total Health Care		34,507,255

Industrials (10.3%)
Aerospace & Defense (0.6%)
AAR Corp.	3,720	100,775
Alliant Techsystems, Inc.	30,381	2,167,077
BE Aerospace, Inc.*	675	27,547
Ceradyne, Inc.*	3,097	120,752
Cubic Corp.	1,134	57,823
Curtiss-Wright Corp.	5,759	186,419
Ducommun, Inc.	1,357	27,913
Esterline Technologies Corp.*	3,790	289,556
GenCorp, Inc.*	2,061	13,232
GeoEye, Inc.*	2,593	96,978
Hexcel Corp.*	1,861	40,737
Huntington Ingalls Industries, Inc.*	6,043	208,483
Keyw Holding Corp.*	2,205	27,320
Kratos Defense & Security Solutions, Inc.*	2,907	35,349
LMI Aerospace, Inc.*	599	14,634
Moog, Inc., Class A*	5,119	222,779
Orbital Sciences Corp.*	4,292	72,320
Spirit AeroSystems Holdings, Inc., Class A*	11,576	254,672
Teledyne Technologies, Inc.*	3,299	166,138
Triumph Group, Inc.	2,068	205,931

		4,336,435

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	6,586	45,114
Atlas Air Worldwide Holdings, Inc.*	3,281	195,252
Hub Group, Inc., Class A*	29,285	1,102,873
Pacer International, Inc.*	3,793	17,903
UTi Worldwide, Inc.	1,252	24,652

		1,385,794

Airlines (1.2%)
Alaska Air Group, Inc.*	4,214	288,490
AMR Corp.*	509,126	2,749,280
Copa Holdings S.A., Class A	882	58,865
Hawaiian Holdings, Inc.*	6,125	34,913
JetBlue Airways Corp.*	30,470	185,867
Republic Airways Holdings, Inc.*	5,885	32,132
SkyWest, Inc.	131,777	1,984,562
Southwest Airlines Co.	192,593	2,199,412
Spirit Airlines, Inc.*	1,914	22,949

	Number of Shares	Value (Note 1)

U.S. Airways Group, Inc.*	20,221	$180,169

		7,736,639

Building Products (0.7%)
A.O. Smith Corp.	4,714	199,402
American Woodmark Corp.	1,247	21,598
Ameron International Corp.	1,151	75,598
Apogee Enterprises, Inc.	3,426	43,887
Armstrong World Industries, Inc.	2,341	106,656
Builders FirstSource, Inc.*	5,201	11,182
Gibraltar Industries, Inc.*	3,798	42,993
Griffon Corp.*	6,019	60,672
Insteel Industries, Inc.	2,157	27,049
NCI Building Systems, Inc.*	2,413	27,484
Owens Corning, Inc.*	15,496	578,776
Quanex Building Products Corp.	4,682	76,738
Simpson Manufacturing Co., Inc.	5,154	153,950
Universal Forest Products, Inc.	2,416	57,887
USG Corp.*	213,632	3,063,483

		4,547,355

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	4,761	111,122
ACCO Brands Corp.*	6,912	54,259
American Reprographics Co.*	3,923	27,736
APAC Customer Services, Inc.*	637	3,395
Avery Dennison Corp.	12,429	480,132
Brink’s Co.	184,864	5,514,493
Casella Waste Systems, Inc., Class A*	650	3,965
Cenveo, Inc.*	3,117	19,949
Cintas Corp.	15,684	518,043
Corrections Corp. of America*	82,413	1,784,241
Courier Corp.	1,475	16,299
Covanta Holding Corp.	14,150	233,333
EnergySolutions, Inc.	7,930	39,174
EnerNOC, Inc.*	1,994	31,386
Ennis, Inc.	3,190	55,506
Fuel Tech, Inc.*	279	1,850
G&K Services, Inc., Class A	2,281	77,235
GEO Group, Inc.*	8,059	185,599
KAR Auction Services, Inc.*	2,862	54,120
Kimball International, Inc., Class B	4,105	26,395
M&F Worldwide Corp.*	1,287	33,256
McGrath RentCorp	1,769	49,674
Metalico, Inc.*	2,199	12,974
Mobile Mini, Inc.*	3,433	72,745
Multi-Color Corp.	1,290	31,850
Quad/Graphics, Inc.	2,834	110,129
R.R. Donnelley & Sons Co.	25,719	504,350
Schawk, Inc.	1,430	23,681
Steelcase, Inc., Class A	8,674	98,797
Sykes Enterprises, Inc.*	4,617	99,404
Tetra Tech, Inc.*	6,138	138,105
TMS International Corp., Class A*	912	11,902
U.S. Ecology, Inc.	207	3,540
UniFirst Corp.	1,806	101,479
United Stationers, Inc.	5,399	191,287
Viad Corp.	2,205	49,149
Waste Connections, Inc.	1,776	56,352

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

WCA Waste Corp.*	1,648	$9,492

		10,836,398

Construction & Engineering (1.1%)
Aecom Technology Corp.*	8,188	223,860
Argan, Inc.*	650	6,591
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,257	204,497
Comfort Systems USA, Inc.	4,809	51,023
Dycom Industries, Inc.*	3,689	60,278
EMCOR Group, Inc.*	8,268	242,335
Fluor Corp.	8,890	574,827
Granite Construction, Inc.	4,804	117,842
Great Lakes Dredge & Dock Corp.	7,186	40,098
Insituform Technologies, Inc., Class A*	4,867	102,061
KBR, Inc.	17,580	662,590
Layne Christensen Co.*	62,650	1,900,801
Michael Baker Corp.*	997	21,057
MYR Group, Inc.*	195	4,563
Northwest Pipe Co.*	1,170	30,490
Orion Marine Group, Inc.*	3,316	31,204
Pike Electric Corp.*	2,128	18,812
Primoris Services Corp.	353	4,554
Quanta Services, Inc.*	26,770	540,754
Shaw Group, Inc.*	58,343	1,762,542
Sterling Construction Co., Inc.*	2,131	29,344
Tutor Perini Corp.	3,859	74,016
UniTek Global Services, Inc.*	1,212	9,587
URS Corp.*	9,743	435,902

		7,149,628

Electrical Equipment (0.8%)
A123 Systems, Inc.*	9,025	48,013
American Superconductor Corp.*	5,576	50,407
Babcock & Wilcox Co.*	100,000	2,771,000
Belden, Inc.	830	28,934
Brady Corp., Class A	5,430	174,086
Broadwind Energy, Inc.*	9,588	13,903
Encore Wire Corp.	2,353	56,990
Ener1, Inc.*	8,883	9,771
EnerSys*	4,390	151,104
Franklin Electric Co., Inc.	213	10,000
Generac Holdings, Inc.*	1,885	36,569
General Cable Corp.*	3,142	133,786
Global Power Equipment Group, Inc.*	940	24,929
GrafTech International Ltd.*	15,067	305,408
Hubbell, Inc., Class B	7,466	484,917
LSI Industries, Inc.	2,558	20,310
Powell Industries, Inc.*	1,108	40,442
PowerSecure International, Inc.*	1,891	13,653
Preformed Line Products Co.	260	18,507
Regal-Beloit Corp.	4,805	320,830
Thomas & Betts Corp.*	4,952	266,665
Valence Technology, Inc.*	4,178	4,930

		4,985,154

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,990	344,118
Seaboard Corp.	39	94,302

	Number of Shares	Value (Note 1)

Standex International Corp.	1,284	$39,380
Tredegar Corp.	3,026	55,527
United Capital Corp.*	315	9,434

		542,761

Machinery (2.7%)
Accuride Corp.*	324,494	4,098,359
Actuant Corp., Class A	7,173	192,452
AGCO Corp.*	37,968	1,874,100
Alamo Group, Inc.	748	17,728
Albany International Corp., Class A	2,809	74,129
American Railcar Industries, Inc.*	1,231	28,867
Ampco-Pittsburgh Corp.	992	23,262
Astec Industries, Inc.*	2,512	92,894
Badger Meter, Inc.	310	11,467
Barnes Group, Inc.	6,735	167,095
Briggs & Stratton Corp.	6,245	124,026
Cascade Corp.	1,097	52,184
CIRCOR International, Inc.	822	35,206
CLARCOR, Inc.	346	16,359
Columbus McKinnon Corp.*	562	10,093
Crane Co.	6,052	299,029
Douglas Dynamics, Inc.	1,002	15,822
Dover Corp.	63,985	4,338,183
Energy Recovery, Inc.*	5,443	17,799
EnPro Industries, Inc.*	1,481	71,192
ESCO Technologies, Inc.	2,496	91,853
Federal Signal Corp.	7,227	47,409
Flow International Corp.*	1,300	4,628
Force Protection, Inc.*	5,385	26,736
FreightCar America, Inc.*	1,476	37,402
Greenbrier Cos., Inc.*	2,322	45,883
Harsco Corp.	9,136	297,834
Hurco Cos., Inc.*	764	24,608
IDEX Corp.	1,075	49,289
Japan Steel Works Ltd. (ADR)	8,485	568,495
John Bean Technologies Corp.	228	4,405
Kadant, Inc.*	1,134	35,732
Kaydon Corp.	4,045	150,959
Kennametal, Inc.	8,955	377,991
L.B. Foster Co., Class A	1,207	39,722
Lincoln Electric Holdings, Inc.	3,999	143,364
Lydall, Inc.*	2,026	24,231
Meritor, Inc.*	3,771	60,487
Met-Pro Corp.	1,542	17,548
Miller Industries, Inc.	1,542	28,820
Mueller Industries, Inc.	4,065	154,104
Mueller Water Products, Inc., Class A	19,112	76,066
NACCO Industries, Inc., Class A	711	68,839
Navistar International Corp.*	4,124	232,841
Oshkosh Corp.*	11,326	327,774
Parker Hannifin Corp.	7,990	717,023
Pentair, Inc.	12,193	492,109
RBC Bearings, Inc.*	542	20,466
Robbins & Myers, Inc.	4,896	258,754
Snap-On, Inc.	5,929	370,444
SPX Corp.	4,604	380,567
Tecumseh Products Co., Class A*	2,251	22,960
Terex Corp.*	13,637	387,973
Timken Co.	1,695	85,428

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Trinity Industries, Inc.	9,924	$346,149
Watts Water Technologies, Inc., Class A	3,405	120,571

		17,699,710

Marine (0.1%)
Alexander & Baldwin, Inc.	5,163	248,650
Baltic Trading Ltd.	1,942	11,147
Eagle Bulk Shipping, Inc.*	8,022	19,895
Excel Maritime Carriers Ltd.*	5,588	17,323
Genco Shipping & Trading Ltd.*	3,868	29,087
International Shipholding Corp.	729	15,513
Kirby Corp.*	1,951	110,563
Ultrapetrol Bahamas Ltd.*	2,830	13,980

		466,158

Professional Services (0.4%)
Barrett Business Services, Inc.	956	13,690
CBIZ, Inc.*	97,679	718,917
CDI Corp.	1,365	18,141
CRA International, Inc.*	1,036	28,065
Dolan Co.*	3,720	31,508
Equifax, Inc.	14,512	503,857
Franklin Covey Co.*	1,443	13,968
FTI Consulting, Inc.*	5,236	198,654
GP Strategies Corp.*	1,227	16,761
Heidrick & Struggles International, Inc.	2,014	45,597
Hill International, Inc.*	2,975	17,136
Hudson Highland Group, Inc.*	3,883	20,774
Huron Consulting Group, Inc.*	201	6,072
ICF International, Inc.*	1,571	39,872
Kelly Services, Inc., Class A*	3,269	53,939
Kforce, Inc.*	455	5,951
Korn/Ferry International*	5,507	121,099
Navigant Consulting, Inc.*	6,391	67,042
Odyssey Marine Exploration, Inc.*	5,889	18,433
On Assignment, Inc.*	4,015	39,467
Resources Connection, Inc.	5,712	68,772
School Specialty, Inc.*	1,953	28,104
SFN Group, Inc.*	5,536	50,322
Towers Watson & Co., Class A	5,650	371,262
TrueBlue, Inc.*	1,981	28,685
VSE Corp.	486	12,101

		2,538,189

Road & Rail (0.5%)
Amerco, Inc.*	1,075	103,361
Arkansas Best Corp.	3,140	74,512
Canadian Pacific Railway Ltd.	9,090	566,489
Celadon Group, Inc.*	1,000	13,960
Con-way, Inc.	6,222	241,476
Covenant Transportation Group, Inc., Class A*	844	6,541
Kansas City Southern*	3,417	202,731
Marten Transport Ltd.	1,633	35,273
Patriot Transportation Holding, Inc.*	710	15,883
Quality Distribution, Inc.*	1,220	15,884
RailAmerica, Inc.*	2,615	39,225

	Number of Shares	Value (Note 1)

Roadrunner Transportation Systems, Inc.*	1,015	$15,306
Ryder System, Inc.	6,376	362,476
Saia, Inc.*	2,029	34,391
Swift Transportation Co.*	6,951	94,186
Universal Truckload Services, Inc.*	830	14,218
Werner Enterprises, Inc.	4,642	116,282
West Japan Railway Co. (ADR)	30,870	1,200,244
Zipcar, Inc.*	281	5,735

		3,158,173

Trading Companies & Distributors (0.2%)
Aceto Corp.	3,488	23,404
Air Lease Corp.*	4,302	104,496
Aircastle Ltd.	6,453	82,082
CAI International, Inc.*	112	2,314
Essex Rental Corp.*	1,661	10,946
GATX Corp.	5,750	213,440
H&E Equipment Services, Inc.*	1,952	27,308
Interline Brands, Inc.*	3,776	69,365
Kaman Corp.	1,426	50,580
Lawson Products, Inc.	498	9,796
RSC Holdings, Inc.*	8,404	100,512
Rush Enterprises, Inc., Class A*	3,999	76,101
SeaCube Container Leasing Ltd.	1,332	22,884
Titan Machinery, Inc.*	1,286	37,011
United Rentals, Inc.*	5,506	139,852
WESCO International, Inc.*	2,852	154,265

		1,124,356

Total Industrials		66,506,750

Information Technology (5.8%)
Communications Equipment (0.4%)
Anaren, Inc.*	1,650	35,063
Arris Group, Inc.*	15,380	178,562
Aviat Networks, Inc.*	7,730	30,456
Bel Fuse, Inc., Class B	1,317	28,566
BigBand Networks, Inc.*	5,138	11,149
Black Box Corp.	2,222	69,482
Blue Coat Systems, Inc.*	3,387	74,040
Brocade Communications Systems, Inc.*	58,706	379,241
Communications Systems, Inc.	737	13,214
Comtech Telecommunications Corp.	3,311	92,840
DG FastChannel, Inc.*	791	25,352
Digi International, Inc.*	2,726	35,438
EchoStar Corp., Class A*	4,726	172,168
Emcore Corp.*	10,711	29,348
EMS Technologies, Inc.*	1,796	59,214
Emulex Corp.*	10,962	94,273
Extreme Networks, Inc.*	8,546	27,689
Globecomm Systems, Inc.*	891	13,864
Harmonic, Inc.*	11,209	81,041
Infinera Corp.*	12,106	83,653
KVH Industries, Inc.*	1,671	17,763
Loral Space & Communications, Inc.*	1,243	86,351
Oclaro, Inc.*	6,257	42,047
Oplink Communications, Inc.*	1,555	28,970

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Opnext, Inc.*	5,430	$12,380
ORBCOMM, Inc.*	3,954	12,376
Plantronics, Inc.	4,366	159,490
SeaChange International, Inc.*	1,650	17,787
Sonus Networks, Inc.*	24,136	78,201
Sycamore Networks, Inc.	2,447	54,421
Symmetricom, Inc.*	5,589	32,584
Tekelec*	7,598	69,370
Tellabs, Inc.	45,458	209,561
ViaSat, Inc.*	2,822	122,108
Westell Technologies, Inc., Class A*	6,318	22,555

		2,500,617

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	3,624	68,276
Cray, Inc.*	4,394	28,122
Diebold, Inc.	8,095	251,026
Dot Hill Systems Corp.*	5,056	14,359
Electronics for Imaging, Inc.*	5,419	93,315
Imation Corp.*	3,844	36,287
Immersion Corp.*	422	3,600
Intermec, Inc.*	7,316	80,769
Intevac, Inc.*	2,795	28,537
Lexmark International, Inc., Class A*	9,894	289,498
NCR Corp.*	4,209	79,508
Novatel Wireless, Inc.*	3,533	19,361
QLogic Corp.*	2,441	38,861
Quantum Corp.*	27,908	92,096
Rimage Corp.	1,298	17,432
Western Digital Corp.*	48,227	1,754,498
Xyratex Ltd.*	3,810	39,091

		2,934,636

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	2,260	18,848
Anixter International, Inc.	1,756	114,737
Arrow Electronics, Inc.*	12,333	511,820
Avnet, Inc.*	18,989	605,369
AVX Corp.	5,911	90,084
Benchmark Electronics, Inc.*	7,548	124,542
Brightpoint, Inc.*	4,784	38,798
Checkpoint Systems, Inc.*	4,969	88,846
Cognex Corp.	958	33,942
Coherent, Inc.*	902	49,854
CTS Corp.	4,219	40,798
Daktronics, Inc.	3,387	36,546
DDi Corp.	1,100	10,494
Electro Rent Corp.	1,372	23,489
Electro Scientific Industries, Inc.*	2,601	50,199
Gerber Scientific, Inc.*	3,050	33,946
GSI Group, Inc.*	3,147	37,921
Identive Group, Inc.*	4,716	10,941
Ingram Micro, Inc., Class A*	138,809	2,517,995
Insight Enterprises, Inc.*	5,769	102,169
Itron, Inc.*	5,047	243,064
Jabil Circuit, Inc.	4,192	84,678
Kemet Corp.*	5,173	73,922
L-1 Identity Solutions, Inc.*	6,850	80,487
Littelfuse, Inc.	354	20,787
Mercury Computer Systems, Inc.*	3,786	70,722

	Number of Shares	Value (Note 1)

Methode Electronics, Inc.	4,495	$52,187
Molex, Inc.	16,778	432,369
Multi-Fineline Electronix, Inc.*	919	19,860
NeoPhotonics Corp.*	541	3,744
Newport Corp.*	3,237	58,816
OSI Systems, Inc.*	560	24,080
Park Electrochemical Corp.	2,518	70,378
PC Connection, Inc.*	1,251	10,358
Plexus Corp.*	448	15,595
Power-One, Inc.*	544	4,406
RadiSys Corp.*	2,278	16,607
Richardson Electronics Ltd.	1,729	23,497
Rofin-Sinar Technologies, Inc.*	1,881	64,236
Rogers Corp.*	1,326	61,261
Sanmina-SCI Corp.*	9,948	102,763
Scansource, Inc.*	2,894	108,467
SMART Modular Technologies (WWH), Inc.*	8,057	73,802
SYNNEX Corp.*	3,110	98,587
Tech Data Corp.*	39,801	1,945,871
TTM Technologies, Inc.*	4,977	79,732
Viasystems Group, Inc.*	290	6,522
Vishay Intertechnology, Inc.*	18,893	284,151
Vishay Precision Group, Inc.*	1,506	25,421
X-Rite, Inc.*	3,544	17,614
Zygo Corp.*	1,763	23,307

		8,738,629

Internet Software & Services (0.6%)
AOL, Inc.*	136,302	2,706,958
DealerTrack Holdings, Inc.*	691	15,858
Digital River, Inc.*	4,351	139,928
EarthLink, Inc.	13,736	105,699
InfoSpace, Inc.*	4,008	36,553
Internap Network Services Corp.*	1,026	7,541
INTL FCStone, Inc.*	1,609	38,954
KIT Digital, Inc.*	4,380	52,297
Limelight Networks, Inc.*	1,335	6,088
Marchex, Inc., Class B	1,473	13,080
Mediamind Technologies, Inc.*	160	3,510
ModusLink Global Solutions, Inc.	5,669	25,397
Monster Worldwide, Inc.*	16,113	236,217
Openwave Systems, Inc.*	7,236	16,570
Perficient, Inc.*	1,039	10,660
QuinStreet, Inc.*	3,024	39,252
RealNetworks, Inc.*	10,450	35,530
support.com, Inc.*	2,160	10,368
TechTarget, Inc.*	767	5,806
United Online, Inc.	11,000	66,330
XO Group, Inc.*	1,721	17,124

		3,589,720

IT Services (1.5%)
Acxiom Corp.*	10,064	131,939
Booz Allen Hamilton Holding Corp.*	1,488	28,436
Broadridge Financial Solutions, Inc.	96,194	2,315,390
CACI International, Inc., Class A*	3,498	220,654
CIBER, Inc.*	7,813	43,362
Computer Task Group, Inc.*	504	6,638

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Convergys Corp.*	13,073	$178,316
CoreLogic, Inc.*	121,061	2,022,929
CSG Systems International, Inc.*	59,473	1,099,061
DST Systems, Inc.	3,713	196,046
Dynamics Research Corp.*	1,035	14,117
Euronet Worldwide, Inc.*	6,458	99,518
Genpact Ltd.*	3,525	60,771
Global Cash Access Holdings, Inc.*	3,359	10,682
Hackett Group, Inc.*	1,547	7,874
Integral Systems, Inc.*	1,797	21,869
ManTech International Corp., Class A	2,886	128,196
MoneyGram International, Inc.*	1,237	4,107
NCI, Inc., Class A*	641	14,564
Ness Technologies, Inc.*	4,078	30,870
SAIC, Inc.*	135,592	2,280,657
SRA International, Inc., Class A*	5,184	160,289
Stream Global Services, Inc.*	1,055	3,482
Total System Services, Inc.	20,176	374,870
Unisys Corp.*	3,154	81,058

		9,535,695

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Analogic Technologies, Inc.*	4,168	25,237
Advanced Energy Industries, Inc.*	5,369	79,407
Alpha & Omega Semiconductor Ltd.*	1,777	23,545
Amkor Technology, Inc.*	13,045	80,488
ANADIGICS, Inc.*	8,271	26,550
Applied Micro Circuits Corp.*	1,194	10,579
Atmel Corp.*	3,635	51,144
ATMI, Inc.*	3,697	75,530
Axcelis Technologies, Inc.*	12,920	21,189
AXT, Inc.*	2,220	18,826
Brooks Automation, Inc.*	8,156	88,574
Cabot Microelectronics Corp.*	2,280	105,952
Cohu, Inc.	3,120	40,903
Cree, Inc.*	12,805	430,120
Cymer, Inc.*	2,866	141,896
DSP Group, Inc.*	3,053	26,561
Entegris, Inc.*	11,317	114,528
Exar Corp.*	4,259	26,959
Fairchild Semiconductor International, Inc.*	15,865	265,104
FEI Co.*	386	14,741
FormFactor, Inc.*	6,313	57,196
Freescale Semiconductor Holdings I Ltd.*	2,035	37,424
FSI International, Inc.*	4,663	12,777
GSI Technology, Inc.*	2,392	17,222
Integrated Device Technology, Inc.*	6,765	53,173
Integrated Silicon Solution, Inc.*	3,240	31,331
International Rectifier Corp.*	8,699	243,311
Intersil Corp., Class A	7,916	101,721
IXYS Corp.*	1,100	16,478
Kopin Corp.*	4,721	22,236
Kulicke & Soffa Industries, Inc.*	8,910	99,257
Lattice Semiconductor Corp.*	10,023	65,350

	Number of Shares	Value (Note 1)

Linear Technology Corp.	41,370	$1,366,037
LSI Corp.*	52,671	375,017
LTX-Credence Corp.*	2,808	25,103
MEMC Electronic Materials, Inc.*	11,806	100,705
Mindspeed Technologies, Inc.*	1,865	14,920
MIPS Technologies, Inc.*	1,921	13,274
MKS Instruments, Inc.	6,485	171,334
Monolithic Power Systems, Inc.*	855	13,184
Nanometrics, Inc.*	2,477	47,038
National Semiconductor Corp.	1,807	44,470
Novellus Systems, Inc.*	11,095	400,973
OmniVision Technologies, Inc.*	1,541	53,642
Pericom Semiconductor Corp.*	2,890	25,837
Photronics, Inc.*	6,766	57,308
PLX Technology, Inc.*	5,302	18,398
PMC-Sierra, Inc.*	27,500	208,175
RF Micro Devices, Inc.*	30,663	187,658
Rudolph Technologies, Inc.*	3,873	41,480
Sigma Designs, Inc.*	3,925	29,987
Silicon Image, Inc.*	2,170	14,018
Silicon Laboratories, Inc.*	584	24,096
Spansion, Inc., Class A*	6,220	119,859
Standard Microsystems Corp.*	2,833	76,463
SunPower Corp., Class A*	12,314	238,030
Supertex, Inc.*	1,343	30,083
Teradyne, Inc.*	23,041	341,007
Tessera Technologies, Inc.*	6,318	108,291
Veeco Instruments, Inc.*	1,533	74,213
Verigy Ltd.*	141,755	2,122,072
Zoran Corp.*	6,242	52,433

		8,820,414

Software (0.2%)
Accelrys, Inc.*	6,790	48,277
Compuware Corp.*	7,335	71,590
Ebix, Inc.*	1,209	23,031
EPIQ Systems, Inc.	3,820	54,320
ePlus, Inc.*	497	13,141
Fair Isaac Corp.	2,116	63,903
JDA Software Group, Inc.*	4,313	133,228
Mentor Graphics Corp.*	6,718	86,058
Motricity, Inc.*	453	3,502
Progress Software Corp.*	3,382	81,608
Quest Software, Inc.*	5,283	120,083
Renaissance Learning, Inc.	1,033	12,954
Rosetta Stone, Inc.*	1,382	22,305
S1 Corp.*	5,666	42,382
Smith Micro Software, Inc.*	4,449	18,730
SS&C Technologies Holdings, Inc.*	3,102	61,637
Synopsys, Inc.*	17,007	437,250
TeleCommunication Systems, Inc., Class A*	3,283	15,857
THQ, Inc.*	8,438	30,545

		1,340,401

Total Information Technology		37,460,112

Materials (6.1%)
Chemicals (1.4%)
A. Schulman, Inc.	3,675	92,573

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

American Vanguard Corp.	2,411	$31,271
Arch Chemicals, Inc.	2,822	97,190
Ashland, Inc.	9,830	635,215
Cabot Corp.	8,147	324,821
Calgon Carbon Corp.*	1,428	24,276
Chase Corp.	660	11,062
Chemtura Corp.*	254,585	4,633,447
Cytec Industries, Inc.	6,131	350,632
Ferro Corp.*	10,735	144,278
FutureFuel Corp.	1,490	18,044
Georgia Gulf Corp.*	4,258	102,788
H.B. Fuller Co.	5,760	140,659
Huntsman Corp.	19,310	363,993
Innospec, Inc.*	296	9,948
Kraton Performance Polymers, Inc.*	495	19,389
Landec Corp.*	3,090	20,394
Minerals Technologies, Inc.	2,272	150,611
Nalco Holding Co.	1,929	53,645
NL Industries, Inc.	85	1,561
Olin Corp.	3,971	89,983
OM Group, Inc.*	3,903	158,618
PolyOne Corp.	3,249	50,262
Quaker Chemical Corp.	404	17,376
Rockwood Holdings, Inc.*	454	25,102
RPM International, Inc.	16,124	371,174
Scotts Miracle-Gro Co., Class A	758	38,893
Sensient Technologies Corp.	6,188	229,389
Spartech Corp.*	3,776	22,996
Stepan Co.	989	70,120
STR Holdings, Inc.*	3,752	55,980
TPC Group, Inc.*	563	22,081
Valspar Corp.	10,424	375,889
W.R. Grace & Co.*	935	42,664
Westlake Chemical Corp.	1,964	101,932
Zoltek Cos., Inc.*	3,528	37,150

		8,935,406

Construction Materials (0.1%)
Eagle Materials, Inc.	1,059	29,514
Headwaters, Inc.*	7,705	24,117
Martin Marietta Materials, Inc.	3,004	240,230
Texas Industries, Inc.	2,830	117,813
United States Lime & Minerals, Inc.*	200	8,202

		419,876

Containers & Packaging (0.4%)
AptarGroup, Inc.	8,331	436,045
Bemis Co., Inc.	13,111	442,890
Boise, Inc.	12,930	100,725
Graham Packaging Co., Inc.*	2,753	69,431
Graphic Packaging Holding Co.*	2,680	14,579
Greif, Inc., Class A	4,710	306,291
Myers Industries, Inc.	3,740	38,447
Packaging Corp. of America	1,265	35,407
Sealed Air Corp.	19,917	473,825
Sonoco Products Co.	12,364	439,417
Temple-Inland, Inc.	9,976	296,686

		2,653,743

	Number of Shares	Value (Note 1)

Metals & Mining (3.4%)
A.M. Castle & Co.*	2,121	$35,230
African Barrick Gold Ltd.	420,000	2,792,874
AK Steel Holding Corp.	11,004	173,423
AngloGold Ashanti Ltd. (ADR)	12,586	529,745
Banro Corp.*	543,399	2,070,350
Century Aluminum Co.*	6,429	100,614
Coeur d’Alene Mines Corp.*	10,427	252,959
Commercial Metals Co.	14,306	205,291
Geovic Mining Corp.*	330,759	118,346
Gold Fields Ltd. (ADR)	198,611	2,897,734
Golden Minerals Co.*	218	3,876
Golden Star Resources Ltd.*	32,086	70,589
Handy & Harman Ltd.*	521	8,018
Haynes International, Inc.	346	21,428
Horsehead Holding Corp.*	5,191	69,144
Jaguar Mining, Inc.*	10,519	50,281
Kaiser Aluminum Corp.	1,153	62,977
Kinross Gold Corp.	228,196	3,605,497
Materion Corp.*	2,347	86,769
Novagold Resources, Inc.*	178,523	1,642,412
Olympic Steel, Inc.	1,154	31,770
Polyus Gold OJSC (ADR)	131,025	4,127,287
Reliance Steel & Aluminum Co.	7,946	394,519
Revett Minerals, Inc.*	1,233	5,561
RTI International Metals, Inc.*	3,270	125,470
Schnitzer Steel Industries, Inc., Class A	1,967	113,299
Silver Standard Resources, Inc.*	39,006	1,041,070
St. Barbara Ltd. (ADR)*	95,623	984,917
Steel Dynamics, Inc.	7,345	119,356
Thompson Creek Metals Co., Inc.*	18,981	189,430
Titanium Metals Corp.	4,944	90,574
U.S. Energy Corp./Wyoming*	2,790	11,913
Universal Stainless & Alloy Products, Inc.*	887	41,476
Vista Gold Corp.*	7,299	20,656
Worthington Industries, Inc.	2,658	61,400

		22,156,255

Paper & Forest Products (0.8%)
AbitibiBowater, Inc.*	170,000	3,451,000
Buckeye Technologies, Inc.	4,970	134,091
Clearwater Paper Corp.*	1,420	96,957
Domtar Corp.	5,101	483,167
KapStone Paper and Packaging Corp.*	4,905	81,276
Louisiana-Pacific Corp.*	16,441	133,830
Neenah Paper, Inc.	953	20,280
P.H. Glatfelter Co.	52,095	801,221
Schweitzer-Mauduit International, Inc.	2,175	122,126
Verso Paper Corp.*	1,642	4,400
Wausau Paper Corp.	6,250	42,125

		5,370,473

Total Materials		39,535,753

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	4,435	$39,338
Atlantic Tele-Network, Inc.	885	33,949
Cincinnati Bell, Inc.*	17,651	58,601
Consolidated Communications Holdings, Inc.	616	11,975
Fairpoint Communications, Inc.*	2,454	22,601
Global Crossing Ltd.*	1,431	54,922
Globalstar, Inc.*	12,099	14,882
IDT Corp., Class B	167	4,512
Iridium Communications, Inc.*	4,816	41,658
Level 3 Communications, Inc.*	211,635	516,389
Neutral Tandem, Inc.*	4,311	75,098
PAETEC Holding Corp.*	4,452	21,325
Premiere Global Services, Inc.*	6,464	51,583
SureWest Communications	1,539	25,732
TELUS Corp. (Non-Voting)	35,405	1,862,303
tw telecom, Inc.*	2,701	55,452
Vonage Holdings Corp.*	9,851	43,443

		2,933,763

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*	3,128	11,824
ICO Global Communications Holdings Ltd.*	6,659	18,445
Leap Wireless International, Inc.*	6,063	98,403
SK Telecom Co., Ltd. (ADR)	75,790	1,417,273
Telephone & Data Systems, Inc.	11,267	350,178
Turkcell Iletisim Hizmetleri A/S (ADR)*	81,101	1,098,919
U.S. Cellular Corp.*	1,801	87,204
USA Mobility, Inc.	2,764	42,179

		3,124,425

Total Telecommunication Services		6,058,188

Utilities (4.4%)
Electric Utilities (1.6%)
Allete, Inc.	4,005	164,365
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	25,130	430,728
Central Vermont Public Service Corp.	1,672	60,443
Cleco Corp.	28,650	998,453
DPL, Inc.	14,515	437,772
El Paso Electric Co.	5,284	170,673
Empire District Electric Co.	5,269	101,481
Federal Hydrogenerating Co. JSC (ADR)	243,544	1,181,188
Great Plains Energy, Inc.	16,766	347,559
Hawaiian Electric Industries, Inc.	11,716	281,887
IDACORP, Inc.	65,754	2,597,283
MGE Energy, Inc.	2,922	118,429
Northeast Utilities	21,897	770,118
NV Energy, Inc.	29,290	449,602
Otter Tail Corp.	4,140	87,354
Pepco Holdings, Inc.	28,043	550,484
Pinnacle West Capital Corp.	13,495	601,607
PNM Resources, Inc.	10,831	181,311

	Number of Shares	Value (Note 1)

Portland General Electric Co.	9,444	$238,744
UIL Holdings Corp.	6,349	205,390
UniSource Energy Corp.	4,604	171,867
Unitil Corp.	1,453	38,214
Westar Energy, Inc.	14,126	380,131

		10,565,083

Gas Utilities (0.9%)
AGL Resources, Inc.	9,499	386,704
Atmos Energy Corp.	11,139	370,372
Chesapeake Utilities Corp.	1,242	49,717
Laclede Group, Inc.	2,841	107,475
National Fuel Gas Co.	8,770	638,456
New Jersey Resources Corp.	5,116	228,225
Nicor, Inc.	5,600	306,544
Northwest Natural Gas Co.	3,376	152,359
Piedmont Natural Gas Co., Inc.	8,901	269,344
Questar Corp.	21,955	388,823
South Jersey Industries, Inc.	3,095	168,090
Southwest Gas Corp.	5,739	221,583
UGI Corp.	62,245	1,984,993
WGL Holdings, Inc.	6,345	244,219

		5,516,904

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	7,758	118,077
Dynegy, Inc.*	12,893	79,808
GenOn Energy, Inc.*	96,013	370,610
Ormat Technologies, Inc.	2,218	48,818

		617,313

Multi-Utilities (1.6%)
Alliant Energy Corp.	13,720	557,855
Ameren Corp.	166,873	4,812,617
Avista Corp.	7,214	185,328
Black Hills Corp.	4,925	148,193
CH Energy Group, Inc.	1,959	104,336
CMS Energy Corp.	31,272	615,746
Integrys Energy Group, Inc.	9,680	501,811
MDU Resources Group, Inc.	23,344	525,240
NorthWestern Corp.	4,559	150,949
NSTAR	12,855	591,073
OGE Energy Corp.	12,112	609,476
SCANA Corp.	14,306	563,227
TECO Energy, Inc.	26,725	504,835
Vectren Corp.	10,101	281,414

		10,152,100

Water Utilities (0.2%)
American States Water Co.	2,410	83,531
American Water Works Co., Inc.	21,728	639,889
Aqua America, Inc.	15,445	339,481
Artesian Resources Corp., Class A	1,143	20,597
Cadiz, Inc.*	1,372	14,900
California Water Service Group	5,376	100,585
Connecticut Water Service, Inc.	1,197	30,619
Consolidated Water Co., Ltd.	2,014	18,710
Middlesex Water Co.	2,096	38,944
Pennichuck Corp.	195	5,606
SJW Corp.	1,871	45,353

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

York Water Co.	1,594	$26,381

		1,364,596

Total Utilities		28,215,996

Total Common Stocks (73.8%) (Cost $416,289,179)		476,670,347

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $13,409)	1,044	13,572

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.4%)
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Delta Petroleum Corp. 3.750%, 5/1/37	$1,594,000	1,414,675
USEC, Inc. 3.000%, 10/1/14	747,000	535,972

Total Energy		1,950,647

Industrials (0.1%)
Airlines (0.1%)
JetBlue Airways Corp. Series B 6.750%, 10/15/39	507,000	775,710

Total Industrials		775,710

Total Convertible Bonds		2,726,357

Corporate Bonds (0.7%)
Financials (0.3%)
Insurance (0.3%)
Old Republic International Corp. 8.000%, 5/15/12	1,684,000	1,888,185

Total Financials		1,888,185

Health Care (0.1%)
Biotechnology (0.1%)
Cubist Pharmaceuticals, Inc. 2.500%, 11/1/17	651,000	906,518

Total Health Care		906,518

	Principal Amount	Value (Note 1)

Information Technology (0.3%)
Communications Equipment (0.3%)
Alcatel-Lucent USA, Inc. Series B 2.875%, 6/15/25	$1,807,000	$1,761,825

Total Information Technology		1,761,825

Total Corporate Bonds		4,556,528

Total Long-Term Debt Securities (1.1%)
(Cost $5,676,766)		7,282,885

SHORT-TERM INVESTMENTS:
Short-Term Investment (20.6%)
BlackRock Liquidity Funds TempFund 0.08%‡	133,260,906	133,260,906

Time Deposit (3.2%)
JPMorgan Chase Nassau 0.000%, 7/1/11	20,652,635	20,652,635

Total Short-Term Investments (23.8%)
(Cost $153,913,541)		153,913,541

Total Investments (98.7%) (Cost $575,892,895)		637,880,345
Other Assets Less Liabilities (1.3%)		8,117,457

Net Assets (100%)		$645,997,802

*	Non-income producing.
†	Securities (totalling $76,302 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$120,078,984	$90,868,591	$77,686,669	$133,260,906	$86,005	$—

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	346	September-11	$27,293,886	$28,558,840	$1,264,954
S&P MidCap 400 E-Mini Index	1,166	September-11	110,534,089	113,859,900	3,325,811

					$4,590,765

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$41,878,826	$—	$—	$41,878,826
Consumer Staples	29,025,754	—	—	29,025,754
Energy	65,339,659	—	76,302	65,415,961
Financials	128,065,752	—	—	128,065,752
Health Care	34,507,255	—	—	34,507,255
Industrials	65,306,506	1,200,244	—	66,506,750
Information Technology	37,354,413	105,699	—	37,460,112
Materials	36,742,879	2,792,874	—	39,535,753
Telecommunication Services	6,058,188	—	—	6,058,188
Utilities	28,215,996	—	—	28,215,996
Convertible Bonds
Energy	—	1,950,647	—	1,950,647
Industrials	—	775,710	—	775,710
Corporate Bonds
Financials	—	1,888,185	—	1,888,185
Health Care	—	906,518	—	906,518
Information Technology	—	1,761,825	—	1,761,825
Futures	4,590,765	—	—	4,590,765
Investment Companies
Investment Companies	13,572	—	—	13,572
Short-Term Investments	—	153,913,541	—	153,913,541

Total Assets	$477,099,565	$165,295,243	$76,302	$642,471,110

Total Liabilities	$—	$—	$—	$—

Total	$477,099,565	$165,295,243	$76,302	$642,471,110

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Energy	Investments in Corporate Bonds- Financials

Balance as of 12/31/10	$62,172	$1,757
Total gains or losses (realized/unrealized) included in earnings	14,130	(672)
Purchases	—	—
Sales	—	(1,085)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 6/30/11	$76,302	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11	$14,130	$—

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,590,765	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,590,765

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(5,815)	—	(5,815)
Credit contracts	—	—	—	—	—
Equity contracts	—	8,766,002	—	—	8,766,002
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$8,766,002	$(5,815)	$—	$8,760,187

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	6,448	—	6,448
Credit contracts	—	—	—	—	—
Equity contracts	—	1,787,310	—	—	1,787,310
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,787,310	$6,448	$—	$1,793,758

The Portfolio held futures contracts with an average notional balance of approximately $145,278,000 during the six months ended June 30, 2011.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$356,602,430
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$371,533,003

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,613,025
Aggregate gross unrealized depreciation	(17,405,661)

Net unrealized appreciation	$55,207,364

Federal income tax cost of investments	$582,672,981

The Portfolio has a net capital loss carryforward of $197,981,337, which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $133,260,906)	$133,260,906
Unaffiliated Issuers (Cost $442,631,989)	504,619,439
Cash held as collateral at broker	8,575,000
Due from broker for futures variation margin	850,006
Dividends, interest and other receivables	510,824
Receivable from Separate Accounts for Trust shares sold	401,224
Receivable for securities sold	370,975
Receivable from investment sub-advisor	15,987
Other assets	4,908

Total assets	648,609,269

LIABILITIES
Overdraft payable	530,508
Payable to Separate Accounts for Trust shares redeemed	708,377
Payable for securities purchased	617,515
Investment management fees payable	415,484
Distribution fees payable - Class B	116,343
Administrative fees payable	93,974
Trustees’ fees payable	16,675
Accrued expenses	112,591

Total liabilities	2,611,467

NET ASSETS	$645,997,802

Net assets were comprised of:
Paid in capital	$702,353,189
Accumulated undistributed net investment income (loss)	(1,348,986)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(121,584,616)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	66,578,215

Net assets	$645,997,802

Class A
Net asset value, offering and redemption price per share, $67,517,683 / 6,403,397 shares outstanding (unlimited amount authorized: $0.001 par value)	$10 .54

Class B
Net asset value, offering and redemption price per share, $578,480,119 / 56,046,850 shares outstanding (unlimited amount authorized: $0.001 par value)	$10 .32

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($86,005 of dividend income received from affiliates) (net of $32,255 foreign withholding tax)	$3,727,365
Interest	144,386

Total income	3,871,751

EXPENSES
Investment management fees	2,568,920
Distribution fees - Class B	720,099
Administrative fees	497,549
Custodian fees	58,678
Professional fees	26,527
Printing and mailing expenses	25,129
Trustees’ fees	5,287
Miscellaneous	9,169

Gross expenses	3,911,358
Less: Reimbursement from sub-advisor	(47,058)
Fees paid indirectly	(66,803)

Net expenses	3,797,497

NET INVESTMENT INCOME (LOSS)	74,254

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	73,819,378
Foreign currency transactions	(1,454)
Futures	8,766,002

Net realized gain (loss)	82,583,926

Change in unrealized appreciation (depreciation) on:
Securities	(56,374,892)
Foreign currency translations	(2,657)
Futures	1,787,310

Net change in unrealized appreciation (depreciation)	(54,590,239)

NET REALIZED AND UNREALIZED GAIN (LOSS)	27,993,687

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,067,941

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$74,254	$2,398,786
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying Portfolio	82,583,926	123,294,699
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(54,590,239)	2,868,822

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,067,941	128,562,307

DIVIDENDS:
Dividends from net investment income
Class A	—	(604,388)
Class B	—	(3,738,832)

TOTAL DIVIDENDS	—	(4,343,220)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 278,223 and 859,691 shares, respectively ]	2,947,739	7,278,554
Capital shares issued in reinvestment of dividends [ 0 and 61,204 shares, respectively ]	—	604,388
Capital shares repurchased [ (304,240) and (6,253,565) shares, respectively ]	(3,171,964)	(56,156,583)

Total Class A transactions	(224,225)	(48,273,641)

Class B
Capital shares sold [ 4,694,691 and 8,748,184 shares, respectively ]	48,255,740	75,555,096
Capital shares issued in reinvestment of dividends [ 0 and 386,314 shares, respectively ]	—	3,738,832
Capital shares repurchased [ (4,764,450) and (11,040,755) shares, respectively ]	(48,804,331)	(93,741,245)

Total Class B transactions	(548,591)	(14,447,317)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(772,816)	(62,720,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,295,125	61,498,129
NET ASSETS:
Beginning of period	618,702,677	557,204,548

End of period (a)	$645,997,802	$618,702,677

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,348,986)	$(1,423,240)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.07	$8.12	$5.77	$9.19	$10.03	$9.74

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.06 (e)	0.11 (e)	0.06 (e)	0.02 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.46	1.98	2.47	(3.33)	— #	1.41

Total from investment operations	0.47	2.04	2.58	(3.27)	0.02	1.44

Less distributions:
Dividends from net investment income	—	(0.09)	(0.23)	(0.05)	—	(0.02)
Distributions from net realized gains	—	—	—	(0.10)	(0.86)	(1.13)

Total dividends and distributions	—	(0.09)	(0.23)	(0.15)	(0.86)	(1.15)

Net asset value, end of period	$10.54	$10.07	$8.12	$5.77	$9.19	$10.03

Total return (b)	4.67%	25.19%	44.90%	(35.88)%	0.31%	15.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,518	$64,756	$95,496	$330,996	$535,842	$387,990
Ratio of expenses to average net assets:
After reimbursements (a)	0.98%	1.02%	0.58%	1.15%	1.28%	1.30%
After reimbursements and fees paid indirectly (a)	0.96%	1.00%	0.58%	1.15%	1.28%	1.30%
Before reimbursements and fees paid indirectly (a)	0.99%	1.02%	1.04%	1.30%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.23%	0.64%	1.76%	0.78%	0.17%	0.25%
After reimbursements and fees paid indirectly (a)	0.25%	0.65%	1.76%	0.78%	0.17%	0.25%
Before reimbursements and fees paid indirectly (a)	0.21%	0.63%	1.29%	0.62%	0.17%	0.24%
Portfolio turnover rate	73%	51%	95%	78%	60%	67%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010	2009		2008	2007		2006
Net asset value, beginning of period	$9.87		$7.96	$5.66		$9.01	$9.87		$9.61

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.03 (e)	0.08	(e)	0.04 (e)	(0.01	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.45		1.95	2.42		(3.25)	0.01		1.39

Total from investment operations	0.45		1.98	2.50		(3.21)	—		1.39

Less distributions:
Dividends from net investment income	—		(0.07)	(0.20)		(0.04)	—		—
Distributions from net realized gains	—		—	—		(0.10)	(0.86)		(1.13)

Total dividends and distributions	—		(0.07)	(0.20)		(0.14)	(0.86)		(1.13)

Net asset value, end of period	$10.32		$9.87	$7.96		$5.66	$9.01		$9.87

Total return (b)	4.56%		24.86%	44.46%		(35.99)%	0.10%		14.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$578,480		$553,947	$461,709		$320,011	$539,894		$599,824
Ratio of expenses to average net assets:
After reimbursements (a)	1.23%		1.27%	1.13%		1.39%	1.53%		1.55%
After reimbursements and fees paid indirectly (a)	1.21%		1.25%	1.13%		1.39%	1.53%		1.55%
Before reimbursements and fees paid indirectly (a)	1.24%		1.27%	1.29	%(c)	1.55%	1.54%		1.56	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	(0.02)%		0.38%	1.25%		0.54%	(0.08)%		(0.01)%
After reimbursements and fees paid indirectly (a)	0.00	%‡‡	0.39%	1.25%		0.54%	(0.08)%		(0.01)%
Before reimbursements and fees paid indirectly (a)	(0.04)%		0.37%	1.05%		0.38%	(0.09)%		(0.02)%
Portfolio turnover rate	73%		51%	95%		78%	60%		67%

#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2011	% of Net Assets
Government Securities	53.9%
Corporate Bonds	44.8
Asset-Backed and Mortgage-Backed Securities	1.3
Time Deposits	0.2
Equities & Warrants	0.0 #
Cash and Other	(0.2)

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11- 6/30/11
Class A
Actual	$1,000.00	$1,025.80	$3.47
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.46
Class B
Actual	1,000.00	1,023.30	4.72
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.69% and 0.94% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (1.3%)
Asset-Backed Securities (0.4%)
Aircraft Certificate Owner Trust,
Series 2003-1A D
6.455%, 9/20/22§	$879,465	$879,465
Series 2003-1A E
7.001%, 9/20/22§†	3,900,000	3,585,816
American Express Credit Account Master Trust,
Series 2009-1 A
1.537%, 12/15/14(l)	750,000	758,337
American Money Management Corp.,
Series 2006-6A A1A
0.482%, 5/3/18(l)§	1,000,000	962,669
Armstrong Loan Funding Ltd.,
Series 2008-1A A
0.823%, 8/1/16(l)§	405,460	404,661
Chase Issuance Trust,
Series 2009-A2 A2
1.737%, 4/15/14(l)	2,800,000	2,832,591
Continental Airlines, Inc.,
Series 1997-4A
6.900%, 1/2/18	106,313	112,553
Ford Credit Auto Owner Trust,
Series 2008-C A3
1.607%, 6/15/12(l)	77,339	77,360
Harvest CLO S.A.,
Series IX A1
2.003%, 3/29/17(l)(m)	724,984	1,004,098

		10,617,550

Non-Agency CMO (0.9%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.874%, 9/25/35(l)	958,149	724,997
Banc of America Large Loan, Inc.,
Series 2009-UB1 A4A
5.691%, 6/24/50(l)§	500,000	548,616
Series 2010-HLTN
1.937%, 11/15/15(l)§	1,853,108	1,719,204
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
2.860%, 2/25/34(l)	604,099	530,205
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.916%, 9/25/35(l)	651,608	467,686
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2006-BBA7 A1
0.297%, 3/15/19(l)§	492,161	482,317
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A3
5.823%, 12/10/49(l)	2,200,000	2,344,003
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A
2.869%, 8/25/35(l)	249,886	225,872
Commercial Mortgage Pass Through Certificates,
Series 2010-C1 A1
3.156%, 7/10/46§	2,172,601	2,191,941

	Principal Amount	Value (Note 1)

Countrywide Alternative Loan Trust,
Series 2006-OA22 A1
0.346%, 2/25/47(l)	$390,125	$218,898
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	700,000	764,026
Series 2010-RR1 3A
5.802%, 6/10/49(l)§	700,000	758,946
Series 2010-RR7 2A
5.467%, 9/18/39(l)§	800,000	862,849
EMF-NL B.V.,
Series 2008-APRX A2
2.132%, 4/17/41(l)(m)	1,000,000	1,211,093
Granite Master Issuer plc,
Series 2006-3 A7
0.286%, 12/20/54(l)	294,250	279,046
Series 2006-4 A6
0.276%, 12/20/54(l)	784,666	744,123
Greenpoint Mortgage Funding Trust,
Series 2007-AR1 3A1
0.286%, 2/25/37(l)	61,417	53,649
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1
2.922%, 10/25/33(l)	593,247	492,378
GS Mortgage Securities Corp. II,
Series 2010-C1 A2
4.592%, 8/10/43§	1,500,000	1,535,856
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A
0.376%, 1/19/38(l)	349,589	230,875
MLCC Mortgage Investors, Inc.,
Series 2005-2 3A
1.191%, 10/25/35(l)	363,554	304,860
Morgan Stanley,
Series 2009-GG10 A4A
5.992%, 8/12/45(l)§	800,000	875,481
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	1,000,000	1,037,993
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	800,000	873,506
Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	870,583
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	1,000,000	1,087,067
Series 2010-RR4 CMLA
6.213%, 12/16/49(l)§	500,000	546,820
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1
0.436%, 7/19/35(l)	165,672	113,605
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28 A2
5.500%, 10/15/48	671,305	673,012
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A
1.680%, 8/25/42(l)	68,847	59,628

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2005-AR17 A1A1
0.456%, 12/25/45(l)	$311,283	$250,822

		23,079,957

Total Asset-Backed and Mortgage-Backed Securities		33,697,507

Corporate Bonds (44.8%)
Consumer Discretionary (4.0%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	300,000	302,487
5.000%, 3/30/20	250,000	265,645
4.250%, 3/1/21	60,000	59,864

		627,996

Automobiles (0.3%)
Chrysler Group LLC
6.000%, 6/2/17	2,900,000	2,824,681
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.250%, 6/15/21§	2,150,000	2,107,000
Daimler Finance N.A. LLC
6.500%, 11/15/13	800,000	889,988
Ford Motor Co.
3.020%, 12/15/13 (l)	1,302,809	1,301,094
Hyva Global B.V.
8.625%, 3/24/16§	850,000	854,250

		7,977,013

Distributors (0.2%)
American Tire Distributors, Inc.
9.750%, 6/1/17	1,650,000	1,773,750
McJunkin Red Man Corp.
9.500%, 12/15/16§	1,475,000	1,500,813
SGS International, Inc.
12.000%, 12/15/13	700,000	717,500

		3,992,063

Hotels, Restaurants & Leisure (0.8%)
Diamond Resorts Corp.
12.000%, 8/15/18§	3,100,000	3,286,000
Dunkin’ Brands, Inc.
9.625%, 12/1/18§	900,000	907,866
El Pollo Loco, Inc.
11.750%, 12/1/12	1,725,000	1,819,875
Greektown Superholdings, Inc.
Series A
13.000%, 7/1/15	1,200,000	1,347,000
Series B
13.000%, 7/1/15	975,000	1,094,438
International Game Technology
7.500%, 6/15/19	50,000	57,164
5.500%, 6/15/20	100,000	102,710
Landry’s Restaurants, Inc.
11.625%, 12/1/15	2,450,000	2,621,500
Marriott International, Inc.
5.625%, 2/15/13	400,000	426,617
McDonald’s Corp.
4.300%, 3/1/13	200,000	211,596
5.350%, 3/1/18	500,000	566,884

	Principal Amount	Value (Note 1)

3.500%, 7/15/20	$150,000	$149,895
3.625%, 5/20/21	100,000	99,471
Roadhouse Financing, Inc.
10.750%, 10/15/17§	1,650,000	1,732,500
Seven Seas Cruises S de RL LLC
9.125%, 5/15/19§	1,450,000	1,493,500
Starbucks Corp.
6.250%, 8/15/17	200,000	232,186
Travelport LLC/Travelport, Inc.
9.000%, 3/1/16	500,000	446,250
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16	1,950,000	2,159,625
Yum! Brands, Inc.
4.250%, 9/15/15	400,000	424,600
5.300%, 9/15/19	100,000	107,487

		19,287,164

Household Durables (0.1%)
Fortune Brands, Inc.
6.375%, 6/15/14	100,000	111,172
5.375%, 1/15/16	350,000	379,250
Newell Rubbermaid, Inc.
4.700%, 8/15/20	300,000	302,065
Tupperware Brands Corp.
4.750%, 6/1/21§	100,000	98,606
Whirlpool Corp.
5.500%, 3/1/13	200,000	212,018
8.600%, 5/1/14	35,000	40,786
4.850%, 6/15/21	100,000	98,915

		1,242,812

Internet & Catalog Retail (0.3%)
Affinion Group, Inc.
11.500%, 10/15/15	2,700,000	2,787,750
Affinity Group, Inc.
11.500%, 12/1/16§	1,875,000	1,968,750
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	2,740,000	2,900,975
Expedia, Inc.
5.950%, 8/15/20	400,000	389,000

		8,046,475

Leisure Equipment & Products (0.0%)
Mattel, Inc.
5.625%, 3/15/13	200,000	213,916

Media (1.7%)
CBS Corp.
5.625%, 8/15/12	11,000	11,498
8.875%, 5/15/19	400,000	509,904
5.750%, 4/15/20	100,000	108,384
Charter Communications Operating LLC
2.260%, 3/6/14(l)	30,042	30,021
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12§	500,000	520,000
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	1,000,000	1,089,187
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	204,967

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Comcast Corp.
6.500%, 1/15/15	$1,000,000	$1,144,082
5.900%, 3/15/16	400,000	455,332
6.500%, 1/15/17	500,000	582,754
5.700%, 7/1/19	100,000	111,249
5.150%, 3/1/20	500,000	538,346
COX Communications, Inc.
7.125%, 10/1/12	400,000	429,013
5.450%, 12/15/14	200,000	222,907
5.500%, 10/1/15	400,000	449,012
Crown Media Holdings, Inc.
10.500%, 7/15/19§	2,000,000	2,065,000
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§(b)	527	569
DCP LLC/DCP Corp.
10.750%, 8/15/15§	2,175,000	1,927,594
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	250,000	273,656
3.550%, 3/15/15	295,000	308,218
3.500%, 3/1/16	500,000	516,108
7.625%, 5/15/16	223,000	243,070
5.875%, 10/1/19	300,000	332,721
5.200%, 3/15/20	130,000	137,551
5.000%, 3/1/21	650,000	673,230
Discovery Communications LLC
3.700%, 6/1/15	150,000	157,829
5.050%, 6/1/20	500,000	529,448
DISH DBS Corp.
6.375%, 10/1/11	1,000,000	1,008,750
European Media Capital S.A.
10.000%, 2/1/15§†(b)	1,984,553	1,224,469
Houghton Mifflin Harcourt Publishing Co.
10.500%, 6/1/19§	2,125,000	2,093,125
inVentiv Health, Inc.
10.000%, 8/15/18§	1,825,000	1,755,500
LBI Media, Inc.
9.250%, 4/15/19§	1,775,000	1,757,250
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17(h)	1,916,000	4,790
NBCUniversal Media LLC
3.650%, 4/30/15§	600,000	629,948
5.150%, 4/30/20§	500,000	527,951
4.375%, 4/1/21§	500,000	494,775
Network Communications, Inc.
8.600%, 1/14/20 PIK§†(b)	1,955,016	1,368,511
News America, Inc.
8.000%, 10/17/16	400,000	491,547
6.900%, 3/1/19	500,000	581,921
Omnicom Group, Inc.
5.900%, 4/15/16	400,000	449,013
6.250%, 7/15/19	200,000	221,396
4.450%, 8/15/20	35,000	34,719
Ono Finance II plc
11.125%, 7/15/19§	EUR 2,075,000	3,144,469
ProQuest LLC/ProQuest Notes Co.
9.000%, 10/15/18§	2,650,000	2,716,250
Radio One, Inc.
7.500%, 3/7/16	1,125,000	1,137,656
15.000%, 5/24/16 PIK§(b)	1,508,187	1,530,810
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	400,000	508,498

	Principal Amount	Value (Note 1)

Thomson Reuters Corp.
6.500%, 7/15/18	$500,000	$584,963
4.700%, 10/15/19	50,000	52,593
Time Warner Cable, Inc.
6.200%, 7/1/13	1,250,000	1,371,136
3.500%, 2/1/15	100,000	104,309
5.850%, 5/1/17	400,000	449,821
8.250%, 4/1/19	700,000	873,041
5.000%, 2/1/20	575,000	597,393
Time Warner, Inc.
3.150%, 7/15/15	200,000	206,834
5.875%, 11/15/16	700,000	800,131
4.875%, 3/15/20	500,000	517,774
Viacom, Inc.
4.375%, 9/15/14	400,000	429,608
6.250%, 4/30/16	134,000	154,122
5.625%, 9/15/19	400,000	443,876
Walt Disney Co.
4.500%, 12/15/13	500,000	542,674
6.000%, 7/17/17	100,000	116,533
WPP Finance UK Corp.
5.875%, 6/15/14	400,000	439,365

		42,937,171

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14	1,350,000	1,350,000
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	98,068
Kohl’s Corp.
6.250%, 12/15/17	200,000	234,643
Macy’s Retail Holdings, Inc.
5.875%, 1/15/13	94,000	100,030
5.750%, 7/15/14	160,000	175,996
5.900%, 12/1/16	1,000,000	1,122,563
Nordstrom, Inc.
6.750%, 6/1/14	100,000	114,439
4.750%, 5/1/20	150,000	157,612
Target Corp.
5.125%, 1/15/13	400,000	425,869
6.000%, 1/15/18	700,000	808,908

		4,588,128

Specialty Retail (0.3%)
AutoZone, Inc.
6.500%, 1/15/14	400,000	448,122
4.000%, 11/15/20	200,000	191,110
Burlington Coat Factory Warehouse Corp.
10.000%, 2/15/19§	2,500,000	2,475,000
Home Depot, Inc.
5.400%, 3/1/16	800,000	893,931
Lowe’s Cos., Inc.
5.600%, 9/15/12	200,000	211,933
2.125%, 4/15/16	400,000	398,335
4.625%, 4/15/20	250,000	266,011
O’Reilly Automotive, Inc.
4.875%, 1/14/21	100,000	100,485
Staples, Inc.
9.750%, 1/15/14	500,000	595,245
TJX Cos., Inc.
4.200%, 8/15/15	100,000	108,538
6.950%, 4/15/19	100,000	120,859

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Toys R Us Property Co. I LLC
10.750%, 7/15/17	$1,250,000	$1,390,625
Toys R Us Property Co. II LLC
8.500%, 12/1/17	1,000,000	1,045,000

		8,245,194

Textiles, Apparel & Luxury Goods (0.1%)
Boardriders S.A.
8.875%, 12/15/17§	EUR 1,950,000	2,962,113
Cintas Corp. No. 2
2.850%, 6/1/16	$100,000	100,783
6.125%, 12/1/17	100,000	116,388

		3,179,284

Total Consumer Discretionary		100,337,216

Consumer Staples (2.8%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc. 4.950%, 1/15/14	200,000	216,835
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	725,000	744,418
0.977%, 3/26/13 (l)	3,000,000	3,027,624
0.824%, 1/27/14 (l)	2,200,000	2,207,893
5.375%, 11/15/14	325,000	362,939
4.125%, 1/15/15	125,000	134,433
2.875%, 2/15/16	545,000	555,311
7.750%, 1/15/19	1,000,000	1,258,044
5.375%, 1/15/20	575,000	633,419
4.375%, 2/15/21	430,000	439,705
Bottling Group LLC
6.950%, 3/15/14	300,000	343,909
Brown-Forman Corp.
2.500%, 1/15/16	100,000	100,992
Coca-Cola Co.
0.750%, 11/15/13	600,000	596,953
1.500%, 11/15/15	600,000	589,063
3.150%, 11/15/20	400,000	384,008
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	300,000	287,251
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	300,000	348,477
Diageo Capital plc
5.750%, 10/23/17	600,000	687,819
Diageo Finance B.V.
5.500%, 4/1/13	400,000	432,018
3.250%, 1/15/15	150,000	156,783
Dr. Pepper Snapple Group, Inc.
6.120%, 5/1/13	100,000	108,645
2.900%, 1/15/16	400,000	404,783
PepsiAmericas, Inc.
5.750%, 7/31/12	200,000	211,105
PepsiCo, Inc.
0.875%, 10/25/13	500,000	499,721
3.750%, 3/1/14	100,000	106,712
3.100%, 1/15/15	100,000	104,968
2.500%, 5/10/16	500,000	505,287
5.000%, 6/1/18	200,000	221,533
7.900%, 11/1/18	850,000	1,095,438

	Principal Amount	Value (Note 1)

4.500%, 1/15/20	$800,000	$848,140

		17,614,226

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	400,000	464,667
CVS Caremark Corp.
3.250%, 5/18/15	500,000	518,924
5.750%, 6/1/17	200,000	224,635
6.600%, 3/15/19	300,000	348,211
4.750%, 5/18/20	150,000	155,722
CVS Pass-Through Trust
5.789%, 1/10/26§	2,356,560	2,408,376
7.507%, 1/10/32§	1,364,016	1,616,168
Kroger Co.
7.500%, 1/15/14	300,000	342,905
3.900%, 10/1/15	200,000	211,528
6.400%, 8/15/17	200,000	234,289
6.150%, 1/15/20	300,000	345,546
Safeway, Inc.
5.800%, 8/15/12	350,000	368,242
6.350%, 8/15/17	200,000	228,883
5.000%, 8/15/19	400,000	418,631
SUPERVALU, Inc.
8.000%, 5/1/16	660,000	673,200
Walgreen Co.
4.875%, 8/1/13	200,000	216,491
5.250%, 1/15/19	150,000	167,192
Wal-Mart Stores, Inc.
4.550%, 5/1/13	400,000	427,950
1.625%, 4/15/14	1,000,000	1,013,206
2.875%, 4/1/15	800,000	833,461
5.800%, 2/15/18	800,000	922,053
3.250%, 10/25/20	800,000	761,047
Woolworths Ltd.
4.000%, 9/22/20§	700,000	681,636

		13,582,963

Food Products (0.6%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	500,000	522,763
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	700,000	745,844
Campbell Soup Co.
3.375%, 8/15/14	100,000	106,688
3.050%, 7/15/17	200,000	205,181
4.250%, 4/15/21	250,000	255,447
ConAgra Foods, Inc.
7.000%, 4/15/19	500,000	572,096
Corn Products International, Inc.
3.200%, 11/1/15	100,000	101,990
General Mills, Inc.
5.250%, 8/15/13	500,000	543,258
5.200%, 3/17/15	200,000	222,730
5.650%, 2/15/19	300,000	338,727
H.J. Heinz Co.
5.350%, 7/15/13	200,000	217,043
Hershey Co.
5.000%, 4/1/13	1,000,000	1,069,647
Hormel Foods Corp.
4.125%, 4/15/21	100,000	102,144

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Kellogg Co.
4.250%, 3/6/13	$200,000	$211,074
4.450%, 5/30/16	500,000	545,488
3.250%, 5/21/18	65,000	65,365
4.000%, 12/15/20	200,000	199,701
Kraft Foods, Inc.
6.750%, 2/19/14	2,900,000	3,284,769
4.125%, 2/9/16	600,000	641,578
6.125%, 2/1/18	550,000	632,739
5.375%, 2/10/20	800,000	874,559
Mead Johnson Nutrition Co.
3.500%, 11/1/14	50,000	52,345
4.900%, 11/1/19	250,000	263,801
Sara Lee Corp.
2.750%, 9/15/15	300,000	299,204
Tyson Foods, Inc.
10.500%, 3/1/14	400,000	475,000
Viskase Cos., Inc.
9.875%, 1/15/18§	2,400,000	2,502,000

		15,051,181

Household Products (0.6%)
Amscan Holdings, Inc.
8.750%, 5/1/14	1,000,000	1,015,000
Armored Autogroup, Inc.
9.250%, 11/1/18§	2,000,000	1,980,000
Clorox Co.
5.000%, 3/1/13	300,000	317,515
3.550%, 11/1/15	300,000	312,589
Colgate-Palmolive Co.
3.150%, 8/5/15	400,000	420,951
Diversey Holdings, Inc.
10.500%, 5/15/20	2,414,713	2,982,170
Energizer Holdings, Inc.
4.700%, 5/19/21§	150,000	148,151
Kimberly-Clark Corp.
6.125%, 8/1/17	400,000	472,115
7.500%, 11/1/18	200,000	251,096
3.875%, 3/1/21	100,000	101,502
Procter & Gamble Co.
1.375%, 8/1/12	500,000	503,850
3.500%, 2/15/15	300,000	320,167
4.850%, 12/15/15	200,000	225,163
4.700%, 2/15/19	400,000	441,415
Reynolds Group Issuer, Inc.
7.125%, 4/15/19§	350,000	347,375
9.000%, 4/15/19§	2,300,000	2,271,250
Spectrum Brands, Inc.
9.500%, 6/15/18§	850,000	930,750
12.000%, 8/28/19 PIK	1,976,000	2,183,480

		15,224,539

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	300,000	328,442

Tobacco (0.4%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	572,430
4.125%, 9/11/15	700,000	741,781
9.700%, 11/10/18	500,000	657,060
9.250%, 8/6/19	600,000	782,368
4.750%, 5/5/21	325,000	324,777

	Principal Amount	Value (Note 1)

Lorillard Tobacco Co.
8.125%, 6/23/19	$265,000	$308,659
6.875%, 5/1/20	300,000	325,479
Philip Morris International, Inc.
4.875%, 5/16/13	400,000	429,092
6.875%, 3/17/14	500,000	574,100
2.500%, 5/16/16	250,000	250,372
5.650%, 5/16/18	500,000	562,338
4.500%, 3/26/20	100,000	103,960
Reynolds American, Inc.
7.250%, 6/1/13	200,000	221,110
7.625%, 6/1/16	400,000	479,768
UST LLC
6.625%, 7/15/12	100,000	105,674
Vector Group Ltd.
11.000%, 8/15/15	2,775,000	2,906,813

		9,345,781

Total Consumer Staples		71,147,132

Energy (3.4%)
Energy Equipment & Services (0.3%)
American Petroleum Tankers Parent LLC/AP Tankers Co.
10.250%, 5/1/15	747,000	780,615
Baker Hughes, Inc.
6.500%, 11/15/13	200,000	224,880
Cameron International Corp.
6.375%, 7/15/18	100,000	114,235
4.500%, 6/1/21	100,000	99,059
Cie Generale de Geophysique - Veritas
6.500%, 6/1/21§	2,150,000	2,074,750
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	185,440
Ensco plc
3.250%, 3/15/16	200,000	203,071
4.700%, 3/15/21	300,000	303,055
Halliburton Co.
6.150%, 9/15/19	100,000	116,189
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	77,242
Transocean, Inc.
4.950%, 11/15/15	400,000	432,701
6.000%, 3/15/18	250,000	276,795
6.500%, 11/15/20	400,000	447,296
Weatherford International Ltd.
6.000%, 3/15/18	200,000	219,234
9.625%, 3/1/19	500,000	645,721

		6,200,283

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	400,000	450,235
6.375%, 9/15/17	250,000	286,583
8.700%, 3/15/19	400,000	509,724
Apache Corp.
5.250%, 4/15/13	100,000	107,740
6.000%, 9/15/13	965,000	1,068,404
5.625%, 1/15/17	400,000	461,295
Arch Coal, Inc.
7.000%, 6/15/19§	700,000	698,250
7.250%, 6/15/21§	700,000	700,875

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

BG Energy Capital plc
2.500%, 12/9/15§	$1,700,000	$1,700,904
Buckeye Partners LP
5.500%, 8/15/19	75,000	81,161
4.875%, 2/1/21	200,000	201,774
Canadian Natural Resources Ltd.
4.900%, 12/1/14	200,000	220,581
5.700%, 5/15/17	200,000	227,573
5.900%, 2/1/18	200,000	228,477
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	108,530
5.700%, 10/15/19	450,000	509,919
Chevron Corp.
3.950%, 3/3/14	800,000	862,110
ConocoPhillips
4.750%, 2/1/14	1,200,000	1,309,373
5.750%, 2/1/19	400,000	460,014
6.000%, 1/15/20	300,000	350,817
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	263,471
5.200%, 3/15/20	100,000	106,031
Enbridge, Inc.
5.600%, 4/1/17	200,000	224,423
EnCana Corp.
5.900%, 12/1/17	100,000	113,491
6.500%, 5/15/19	200,000	234,922
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	222,300
Energy Transfer Partners LP
6.000%, 7/1/13	400,000	432,280
8.500%, 4/15/14	1,500,000	1,745,184
9.000%, 4/15/19	500,000	621,699
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17§	1,225,000	1,304,625
Enterprise Products Operating LLC
9.750%, 1/31/14	400,000	477,513
3.200%, 2/1/16	100,000	101,582
6.300%, 9/15/17	300,000	344,095
5.250%, 1/31/20	200,000	212,782
5.200%, 9/1/20	200,000	210,888
Series M
5.650%, 4/1/13	300,000	321,790
EOG Resources, Inc.
2.950%, 6/1/15	400,000	411,807
5.625%, 6/1/19	300,000	336,453
4.100%, 2/1/21	400,000	395,065
EQT Corp.
8.125%, 6/1/19	350,000	428,142
Gaz Capital S.A. for Gazprom OAO
6.510%, 3/7/22(m)	1,200,000	1,272,000
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	417,120
8.625%, 4/28/34(m)	500,000	623,750
General Maritime Corp.
12.000%, 11/15/17	1,800,000	1,458,000
Hess Corp.
8.125%, 2/15/19	500,000	632,648
Husky Energy, Inc.
5.900%, 6/15/14	105,000	116,863
7.250%, 12/15/19	265,000	317,601

	Principal Amount	Value (Note 1)

Kinder Morgan Energy Partners LP
5.850%, 9/15/12	$1,200,000	$1,264,456
5.000%, 12/15/13	150,000	162,654
5.625%, 2/15/15	450,000	502,092
6.000%, 2/1/17	150,000	169,158
5.950%, 2/15/18	200,000	222,835
9.000%, 2/1/19	1,550,000	1,987,666
6.850%, 2/15/20	730,000	844,052
5.300%, 9/15/20	150,000	157,800
Laredo Petroleum, Inc.
9.500%, 2/15/19§	1,500,000	1,582,500
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	775,000	840,875
Magellan Midstream Partners LP
6.550%, 7/15/19	1,700,000	1,975,038
4.250%, 2/1/21	100,000	99,152
Marathon Oil Corp.
5.900%, 3/15/18	123,000	139,386
Marathon Petroleum Corp.
3.500%, 3/1/16§	450,000	461,298
5.125%, 3/1/21§	450,000	462,622
McMoRan Exploration Co.
11.875%, 11/15/14	1,950,000	2,106,000
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	380,263
Nexen, Inc.
6.200%, 7/30/19	250,000	280,848
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 3/15/18	1,775,000	1,863,750
Noble Energy, Inc.
8.250%, 3/1/19	200,000	255,727
Noble Holding International Ltd.
3.050%, 3/1/16	400,000	403,502
4.900%, 8/1/20	200,000	207,891
NuStar Logistics LP
4.800%, 9/1/20	150,000	151,230
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	101,416
4.125%, 6/1/16	150,000	163,063
4.100%, 2/1/21	400,000	407,432
ONEOK Partners LP
3.250%, 2/1/16	100,000	101,714
8.625%, 3/1/19	300,000	381,395
Petrobras International Finance Co.
3.875%, 1/27/16	1,200,000	1,221,982
5.875%, 3/1/18	900,000	968,373
7.875%, 3/15/19	650,000	787,094
5.750%, 1/20/20	400,000	426,702
5.375%, 1/27/21	800,000	821,447
Petroleos Mexicanos
4.875%, 3/15/15	1,050,000	1,136,625
8.000%, 5/3/19	1,000,000	1,233,000
6.000%, 3/5/20	500,000	548,750
5.500%, 1/21/21	1,900,000	1,992,150
Plains All American Pipeline LP
3.950%, 9/15/15	400,000	419,565
8.750%, 5/1/19	500,000	629,009
Shell International Finance B.V.
1.875%, 3/25/13	1,700,000	1,736,574

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.000%, 3/21/14	$1,200,000	$1,291,925
3.100%, 6/28/15	1,800,000	1,881,174
4.300%, 9/22/19	350,000	367,572
4.375%, 3/25/20	650,000	683,007
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	566,965
8.000%, 10/1/19	100,000	122,326
Statoil ASA
2.900%, 10/15/14	400,000	419,661
3.125%, 8/17/17	1,000,000	1,008,755
5.250%, 4/15/19	600,000	665,813
Stone Energy Corp.
8.625%, 2/1/17	2,150,000	2,214,500
Suncor Energy, Inc.
6.100%, 6/1/18	750,000	852,964
Sunoco, Inc.
9.625%, 4/15/15	150,000	184,593
Talisman Energy, Inc.
7.750%, 6/1/19	400,000	487,473
Total Capital Canada Ltd.
1.625%, 1/28/14	450,000	456,520
Total Capital S.A.
3.125%, 10/2/15	350,000	365,238
4.450%, 6/24/20	2,100,000	2,191,837
4.125%, 1/28/21	200,000	202,315
TransCanada PipeLines Ltd.
3.400%, 6/1/15	400,000	419,888
7.125%, 1/15/19	550,000	674,035
3.800%, 10/1/20	2,700,000	2,671,259
6.350%, 5/15/67 (l)	400,000	402,106
Valero Energy Corp.
4.750%, 6/15/13	100,000	106,330
4.500%, 2/1/15	45,000	48,038
9.375%, 3/15/19	200,000	255,456
6.125%, 2/1/20	65,000	71,431
Venoco, Inc.
8.875%, 2/15/19§	1,825,000	1,825,000
W&T Offshore, Inc.
8.500%, 6/15/19§	1,925,000	1,949,062
Williams Partners LP
3.800%, 2/15/15	100,000	104,750
5.250%, 3/15/20	500,000	526,402
XTO Energy, Inc.
6.250%, 4/15/13	983,000	1,076,178
6.250%, 8/1/17	500,000	605,678

		78,186,201

Total Energy		84,386,484

Financials (19.7%)
Capital Markets (3.0%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	200,000	225,705
7.300%, 6/28/19	145,000	174,896
5.300%, 3/15/20	200,000	214,394
Bank of New York Mellon Corp.
4.950%, 11/1/12	400,000	422,639
5.125%, 8/27/13	300,000	325,652
1.500%, 1/31/14	150,000	151,535
4.300%, 5/15/14	500,000	540,481
2.500%, 1/15/16	500,000	504,551

	Principal Amount	Value (Note 1)

4.150%, 2/1/21	$400,000	$398,801
Bear Stearns Cos. LLC
6.950%, 8/10/12	1,300,000	1,387,897
5.700%, 11/15/14	200,000	220,894
6.400%, 10/2/17	250,000	285,234
7.250%, 2/1/18	300,000	356,247
BlackRock, Inc.
3.500%, 12/10/14	400,000	421,546
5.000%, 12/10/19	400,000	425,189
Charles Schwab Corp.
4.950%, 6/1/14	300,000	328,928
4.450%, 7/22/20	200,000	204,665
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	105,498
2.375%, 1/11/13	2,050,000	2,079,680
4.875%, 5/20/13	400,000	424,940
3.450%, 3/30/15	200,000	206,387
6.000%, 9/1/17	500,000	557,872
Eaton Vance Corp.
6.500%, 10/2/17	200,000	230,942
Franklin Resources, Inc.
3.125%, 5/20/15	100,000	104,132
Goldman Sachs Group, Inc.
3.625%, 8/1/12	150,000	154,381
5.450%, 11/1/12	1,500,000	1,585,316
5.250%, 4/1/13	1,000,000	1,059,477
5.250%, 10/15/13	500,000	536,469
5.150%, 1/15/14	300,000	320,322
6.000%, 5/1/14	1,500,000	1,645,443
3.700%, 8/1/15	2,000,000	2,036,536
5.350%, 1/15/16	1,000,000	1,079,092
0.697%, 3/22/16 (l)	3,700,000	3,489,252
5.625%, 1/15/17	500,000	529,319
6.250%, 9/1/17	1,300,000	1,434,428
5.950%, 1/18/18	800,000	862,298
6.150%, 4/1/18	2,000,000	2,176,686
7.500%, 2/15/19	500,000	581,771
5.375%, 3/15/20	1,000,000	1,032,645
Jefferies Group, Inc.
5.125%, 4/13/18	400,000	400,807
8.500%, 7/15/19	350,000	413,940
Macquarie Bank Ltd.
2.600%, 1/20/12§	2,900,000	2,935,948
3.300%, 7/17/14§	3,000,000	3,186,681
Merrill Lynch & Co., Inc.
0.482%, 6/5/12 (l)	4,000,000	3,992,424
6.050%, 8/15/12	1,000,000	1,052,711
6.150%, 4/25/13	1,500,000	1,610,601
5.000%, 2/3/14	100,000	107,661
4.875%, 5/30/14	EUR 1,600,000	2,393,850
1.799%, 7/22/14 (l)	400,000	564,330
0.738%, 1/15/15 (l)	$1,000,000	955,904
6.050%, 5/16/16	1,000,000	1,048,390
5.700%, 5/2/17	1,000,000	1,041,600
6.875%, 4/25/18	2,500,000	2,766,045
Morgan Stanley
5.492%, 8/8/12 (l)	AUD 2,100,000	2,232,555
5.300%, 3/1/13	$1,000,000	1,057,308
2.761%, 5/14/13 (l)	1,400,000	1,437,408
4.750%, 4/1/14	1,400,000	1,459,340
6.000%, 5/13/14	4,500,000	4,901,040

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.100%, 1/26/15	$250,000	$256,848
6.000%, 4/28/15	300,000	325,220
5.375%, 10/15/15	1,000,000	1,068,997
5.750%, 10/18/16	500,000	531,064
5.450%, 1/9/17	400,000	423,010
5.550%, 4/27/17	1,000,000	1,060,045
6.250%, 8/28/17	1,000,000	1,081,431
5.950%, 12/28/17	1,500,000	1,612,570
6.625%, 4/1/18	600,000	660,956
7.300%, 5/13/19	1,000,000	1,134,026
5.625%, 9/23/19	500,000	513,074
5.500%, 1/26/20	500,000	506,516
5.750%, 1/25/21	300,000	303,549
Nomura Holdings, Inc.
5.000%, 3/4/15	250,000	263,588
4.125%, 1/19/16	400,000	405,082
6.700%, 3/4/20	150,000	163,898
Northern Trust Corp.
4.625%, 5/1/14	140,000	152,888
3.450%, 11/4/20	150,000	145,594
Raymond James Financial, Inc.
4.250%, 4/15/16	100,000	103,236
8.600%, 8/15/19	250,000	305,298
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§(b)	1,158,498	1,175,991
TD Ameritrade Holding Corp.
4.150%, 12/1/14	200,000	211,770
5.600%, 12/1/19	200,000	214,404

		74,999,738

Commercial Banks (6.8%)
American Express Bank FSB 5.500%, 4/16/13	500,000	534,898
American Express Centurion Bank
5.550%, 10/17/12	3,400,000	3,589,336
6.000%, 9/13/17	500,000	564,008
Banco do Brasil S.A.
4.500%, 1/22/15§	1,600,000	1,668,000
Banco Santander Brazil S.A./Cayman Islands
(Zero Coupon),12/29/11§(b)	1,800,000	1,782,360
Banco Santander S.A./Chile
1.524%, 4/20/12 (l)§	1,600,000	1,601,323
1.875%, 1/19/16 (l)§	3,100,000	2,960,500
Bancolombia S.A.
4.250%, 1/12/16§	200,000	201,000
Bank of Montreal
2.125%, 6/28/13	200,000	204,732
1.750%, 4/29/14	150,000	151,153
Bank of Nova Scotia
2.250%, 1/22/13	100,000	102,369
2.375%, 12/17/13	1,150,000	1,182,910
3.400%, 1/22/15	200,000	210,116
2.900%, 3/29/16	500,000	510,723
Barclays Bank plc
5.450%, 9/12/12	400,000	421,442
2.375%, 1/13/14	1,250,000	1,264,845
3.900%, 4/7/15	300,000	311,267
5.000%, 9/22/16	500,000	537,871
6.750%, 5/22/19	500,000	561,275
5.125%, 1/8/20	800,000	811,950
5.140%, 10/14/20	250,000	237,103
BB&T Corp.
4.750%, 10/1/12	300,000	312,664

	Principal Amount	Value (Note 1)

3.375%, 9/25/13	$200,000	$208,488
2.050%, 4/28/14	200,000	202,231
3.200%, 3/15/16	500,000	511,483
3.950%, 4/29/16	150,000	156,976
6.850%, 4/30/19	350,000	413,584
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14	250,000	247,233
BNP Paribas
3.250%, 3/11/15	1,000,000	1,017,469
5.000%, 1/15/21	800,000	804,326
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	200,000	202,042
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	2,900,000	2,954,439
1.450%, 9/13/13	500,000	502,093
CapitalSource, Inc.
12.750%, 7/15/14§	2,375,000	2,861,875
CIT Group, Inc.
4.766%, 8/11/15 (l)	1,000,000	1,004,821
Citibank N.A.
1.750%, 12/28/12	500,000	509,346
Comerica Bank
5.750%, 11/21/16	500,000	558,114
Commonwealth Bank of Australia
0.630%, 12/10/12 (l)§	2,900,000	2,913,520
0.705%, 7/12/13 (l)§	2,900,000	2,898,405
2.900%, 9/17/14§	1,000,000	1,047,693
Credit Suisse AG/New York
3.450%, 7/2/12	200,000	205,304
5.000%, 5/15/13	1,550,000	1,654,492
2.200%, 1/14/14	100,000	101,303
5.500%, 5/1/14	500,000	549,173
3.500%, 3/23/15	1,000,000	1,031,029
6.000%, 2/15/18	500,000	539,531
5.400%, 1/14/20	750,000	759,283
4.375%, 8/5/20	800,000	782,206
Dexia Credit Local S.A.
0.753%, 4/29/14 (l)§	3,300,000	3,287,219
Dexia Credit Local S.A./New York
0.652%, 3/5/13 (l)§	3,000,000	2,991,489
Discover Bank/Delaware
7.000%, 4/15/20	300,000	333,207
Fifth Third Bancorp
3.625%, 1/25/16	800,000	806,950
5.450%, 1/15/17	200,000	214,224
Fifth Third Capital Trust IV
6.500%, 4/15/37 (l)	200,000	196,500
First Horizon National Corp.
5.375%, 12/15/15	200,000	212,783
Groupe BPCE
2.375%, 10/4/13§	3,500,000	3,556,868
HSBC Bank USA/New York
4.625%, 4/1/14	400,000	426,378
4.875%, 8/24/20	250,000	246,133
HSBC Holdings plc
5.250%, 12/12/12	255,000	268,974
5.100%, 4/5/21	500,000	512,392
HSBC USA, Inc.
5.000%, 9/27/20	300,000	296,748
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	450,000	473,413
ING Bank N.V.
1.596%, 10/18/13 (l)§	3,100,000	3,125,882

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

JPMorgan Chase Bank N.A.
6.000%, 10/1/17	$950,000	$1,055,708
KeyBank N.A.
5.700%, 8/15/12	350,000	366,389
7.413%, 5/6/15	350,000	398,463
KeyCorp
6.500%, 5/14/13	100,000	108,815
5.100%, 3/24/21	500,000	509,246
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	2,850,000	2,909,140
3.250%, 3/15/13	2,250,000	2,350,388
4.000%, 10/15/13	400,000	427,949
1.375%, 1/13/14	1,200,000	1,211,467
3.500%, 3/10/14	1,500,000	1,598,415
2.625%, 3/3/15	400,000	417,557
1.250%, 10/26/15	1,000,000	978,650
2.625%, 2/16/16	2,050,000	2,119,239
5.125%, 3/14/16	1,000,000	1,142,211
4.500%, 7/16/18	900,000	996,438
4.875%, 6/17/19	400,000	452,402
4.000%, 1/27/20	1,650,000	1,743,299
2.750%, 9/8/20	800,000	764,911
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	1,000,000	1,043,927
3.125%, 7/15/15	800,000	844,487
2.500%, 2/15/16	800,000	819,048
5.125%, 2/1/17	500,000	571,213
Lloyds TSB Bank plc
1.303%, 4/2/12 (l)§	2,700,000	2,718,795
2.624%, 1/24/14 (l)	4,800,000	4,866,763
4.875%, 1/21/16	500,000	511,385
6.375%, 1/21/21	500,000	520,528
M&I Marshall & Ilsley Bank
5.250%, 9/4/12	200,000	207,392
4.850%, 6/16/15	200,000	210,867
Mellon Funding Corp.
5.000%, 12/1/14	400,000	439,969
NIBC Bank N.V.
2.800%, 12/2/14§	1,000,000	1,041,027
Nordea Bank AB
1.181%, 1/14/14 (l)§	3,200,000	3,228,016
Oesterreichische Kontrollbank AG
1.750%, 3/11/13	1,000,000	1,018,602
1.375%, 1/21/14	1,200,000	1,211,832
4.875%, 2/16/16	800,000	898,675
PNC Funding Corp.
3.000%, 5/19/14	300,000	311,011
3.625%, 2/8/15	900,000	947,930
5.625%, 2/1/17	600,000	660,665
5.125%, 2/8/20	500,000	535,349
4.375%, 8/11/20	150,000	151,759
Rabobank Nederland N.V.
0.421%, 10/11/12 (l)	2,900,000	2,888,290
1.850%, 1/10/14	800,000	808,653
2.125%, 10/13/15	200,000	198,123
Royal Bank of Canada
2.100%, 7/29/13	550,000	564,320
2.625%, 12/15/15	300,000	304,766
Royal Bank of Scotland Group plc
0.514%, 3/30/12 (l)§	3,500,000	3,504,088
0.964%, 5/11/12 (l)§	3,000,000	3,015,402
5.000%, 10/1/14	700,000	690,924

	Principal Amount	Value (Note 1)

4.875%, 3/16/15	$500,000	$518,914
6.400%, 10/21/19	300,000	308,148
Royal Bank of Scotland plc
0.870%, 12/2/11 (l)	1,700,000	1,703,106
2.679%, 8/23/13 (l)	2,000,000	2,051,344
3.950%, 9/21/15	850,000	853,991
4.375%, 3/16/16	600,000	605,240
5.625%, 8/24/20	500,000	500,209
6.125%, 1/11/21	300,000	307,534
Sovereign Bank
8.750%, 5/30/18	200,000	225,772
Sparebanken 1 Boligkredit
1.250%, 10/25/13§	2,300,000	2,297,647
SunTrust Banks, Inc.
3.600%, 4/15/16	200,000	201,940
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	77,000	82,759
7.250%, 3/15/18	400,000	461,469
Swedbank AB
2.800%, 2/10/12§	2,800,000	2,840,435
2.900%, 1/14/13§	3,000,000	3,104,163
Toronto-Dominion Bank
2.200%, 7/29/15§	1,800,000	1,823,944
U.S. Bancorp
1.375%, 9/13/13	300,000	301,358
4.200%, 5/15/14	500,000	538,516
3.150%, 3/4/15	300,000	313,287
2.450%, 7/27/15	400,000	403,751
3.442%, 2/1/16	150,000	152,392
U.S. Bank N.A./Ohio
6.300%, 2/4/14	300,000	334,334
4.950%, 10/30/14	200,000	218,837
4.800%, 4/15/15	100,000	110,154
UBS AG/Connecticut
1.359%, 2/23/12 (l)	300,000	301,894
2.250%, 8/12/13	250,000	254,303
1.273%, 1/28/14 (l)	100,000	100,431
2.250%, 1/28/14	4,800,000	4,850,189
3.875%, 1/15/15	800,000	835,047
5.875%, 7/15/16	400,000	438,766
5.875%, 12/20/17	750,000	822,727
5.750%, 4/25/18	400,000	433,671
4.875%, 8/4/20	300,000	303,434
UFJ Finance Aruba AEC
6.750%, 7/15/13	300,000	329,640
Union Bank N.A.
2.125%, 12/16/13	350,000	351,912
Wachovia Bank N.A.
4.875%, 2/1/15	400,000	429,460
6.000%, 11/15/17	500,000	557,772
Wachovia Corp.
0.404%, 3/1/12 (l)	1,400,000	1,401,753
2.043%, 5/1/13 (l)	2,900,000	2,976,664
5.250%, 8/1/14	750,000	803,899
5.625%, 10/15/16	350,000	379,954
5.750%, 2/1/18	700,000	774,051
Wells Fargo & Co.
5.250%, 10/23/12	1,000,000	1,055,092
4.375%, 1/31/13	1,500,000	1,574,284
4.950%, 10/16/13	400,000	425,628
3.750%, 10/1/14	500,000	526,954
3.625%, 4/15/15	200,000	209,080

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

5.125%, 9/15/16	$250,000	$267,361
5.625%, 12/11/17	650,000	717,993
4.600%, 4/1/21	500,000	502,776
Wells Fargo Bank N.A.
4.750%, 2/9/15	300,000	320,876
5.750%, 5/16/16	850,000	945,577
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	500,000	510,000
Wells Fargo Capital XV
9.750%, 9/29/49 (l)	250,000	263,750
Westpac Banking Corp.
2.250%, 11/19/12	3,000,000	3,057,255
2.100%, 8/2/13	400,000	405,000
2.900%, 9/10/14§	3,600,000	3,776,404
4.200%, 2/27/15	400,000	423,275
3.000%, 8/4/15	1,050,000	1,061,383
4.875%, 11/19/19	500,000	520,076
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	2,800,000	2,979,194
Zions Bancorp
7.750%, 9/23/14	200,000	219,291

		171,958,017

Consumer Finance (1.7%)
Ally Financial, Inc.
6.875%, 9/15/11	1,200,000	1,209,000
6.000%, 12/15/11	1,300,000	1,316,250
7.000%, 2/1/12	700,000	713,300
1.750%, 10/30/12	400,000	406,791
2.200%, 12/19/12	1,000,000	1,025,385
3.466%, 2/11/14 (l)	1,700,000	1,670,493
American Express Co.
4.875%, 7/15/13	800,000	850,593
7.250%, 5/20/14	150,000	171,553
6.150%, 8/28/17	800,000	911,654
7.000%, 3/19/18	2,350,000	2,765,567
8.125%, 5/20/19	150,000	190,168
6.800%, 9/1/66 (l)	150,000	154,125
American Express Credit Corp.
5.875%, 5/2/13	500,000	538,271
7.300%, 8/20/13	500,000	556,494
2.750%, 9/15/15	800,000	799,762
Capital One Bank USA N.A.
8.800%, 7/15/19	437,000	536,304
Capital One Financial Corp.
7.375%, 5/23/14	600,000	685,101
6.150%, 9/1/16	300,000	330,966
6.750%, 9/15/17	300,000	346,840
Credit Acceptance Corp.
9.125%, 2/1/17§	450,000	480,375
9.125%, 2/1/17	1,800,000	1,926,000
Discover Financial Services
10.250%, 7/15/19	100,000	129,215
Ford Motor Credit Co. LLC
9.875%, 8/10/11	1,000,000	1,006,327
7.500%, 8/1/12	900,000	941,763
HSBC Finance Corp.
0.544%, 4/24/12 (l)	2,880,000	2,877,163
0.597%, 9/14/12 (l)	3,450,000	3,439,805
6.375%, 11/27/12	750,000	802,367
4.750%, 7/15/13	800,000	847,131
0.528%, 1/15/14 (l)	2,000,000	1,967,310

	Principal Amount	Value (Note 1)

5.000%, 6/30/15	$600,000	$645,506
6.676%, 1/15/21§	850,000	872,111
International Lease Finance Corp. Term Loan
7.000%, 3/5/16	500,000	501,518
iPayment Holdings, Inc.
15.000%, 11/15/18 PIK§	2,000,000	2,080,000
iPayment, Inc.
5.750%, 5/19/17	498,000	499,660
10.250%, 5/15/18§	300,000	294,750
ORIX Corp.
4.710%, 4/27/15	400,000	413,820
PACCAR Financial Corp.
1.950%, 12/17/12	150,000	152,702
SLM Corp.
5.000%, 10/1/13	550,000	572,000
6.250%, 1/25/16	800,000	830,000
8.450%, 6/15/18	300,000	329,284
8.000%, 3/25/20	500,000	536,902
Speedy Cash, Inc.
10.750%, 5/15/18§	1,350,000	1,380,375
Toyota Motor Credit Corp.
1.375%, 8/12/13	100,000	100,686
3.200%, 6/17/15	200,000	207,862
2.800%, 1/11/16	500,000	511,805
4.500%, 6/17/20	100,000	103,743
4.250%, 1/11/21	300,000	307,656
Volkswagen International Finance N.V.
4.000%, 8/12/20§	1,600,000	1,598,981

		41,535,434

Diversified Financial Services (4.9%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	550,000	592,737
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	1,110,000	1,092,919
Aptalis Pharma, Inc.
12.750%, 3/1/16	1,800,000	1,950,750
Axcan Intermediate Holdings, Inc.
4.273%, 2/11/17 (l)	1,172,063	1,159,170
Bank of America Corp.
7.375%, 5/15/14	1,500,000	1,686,294
4.500%, 4/1/15	2,000,000	2,091,000
3.700%, 9/1/15	100,000	100,814
6.500%, 8/1/16	1,000,000	1,115,254
5.625%, 10/14/16	800,000	856,206
5.650%, 5/1/18	750,000	790,748
5.625%, 7/1/20	1,500,000	1,548,768
Bank of America N.A.
5.300%, 3/15/17	200,000	206,149
Bankrate, Inc.
11.750%, 7/15/15§	1,623,000	1,850,220
Block Financial LLC
7.875%, 1/15/13	100,000	105,772
Boeing Capital Corp.
3.250%, 10/27/14	300,000	317,596
BP Capital Markets plc
2.750%, 2/27/12	500,000	506,925
3.625%, 5/8/14	200,000	210,224
3.875%, 3/10/15	500,000	526,576
3.125%, 10/1/15	1,600,000	1,642,712
4.750%, 3/10/19	100,000	105,466
4.500%, 10/1/20	4,750,000	4,844,021

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Caterpillar Financial Services Corp.
1.900%, 12/17/12	$30,000	$30,509
2.000%, 4/5/13	550,000	561,958
4.900%, 8/15/13	200,000	215,380
1.550%, 12/20/13	200,000	201,713
6.125%, 2/17/14	200,000	224,787
1.375%, 5/20/14	180,000	180,734
2.750%, 6/24/15	800,000	825,422
7.150%, 2/15/19	500,000	616,890
Citigroup Funding, Inc.
2.125%, 7/12/12	2,000,000	2,038,790
1.875%, 10/22/12	1,250,000	1,274,310
2.250%, 12/10/12	1,500,000	1,537,839
Citigroup, Inc.
5.625%, 8/27/12	56,000	58,503
5.300%, 10/17/12	500,000	524,750
5.500%, 4/11/13	4,900,000	5,202,212
2.262%, 8/13/13 (l)	1,700,000	1,731,826
6.500%, 8/19/13	3,500,000	3,806,453
6.000%, 12/13/13	200,000	217,456
6.375%, 8/12/14	700,000	774,007
5.000%, 9/15/14	1,500,000	1,571,937
6.010%, 1/15/15	750,000	825,329
4.750%, 5/19/15	200,000	211,512
5.850%, 8/2/16	400,000	439,099
5.500%, 2/15/17	500,000	525,856
6.125%, 11/21/17	1,000,000	1,104,454
6.125%, 5/15/18	600,000	660,738
8.500%, 5/22/19	1,000,000	1,239,655
5.375%, 8/9/20	800,000	834,850
CME Group, Inc.
5.750%, 2/15/14	400,000	444,298
CNG Holdings, Inc.
12.250%, 2/15/15§	1,500,000	1,623,750
13.750%, 8/15/15§	1,000,000	1,095,000
Community Choice Financial, Inc.
10.750%, 5/1/19§	2,900,000	2,943,500
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	347,479
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	300,000	329,733
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	333,252
DanFin Funding Ltd.
0.976%, 7/16/13 (l)§	2,000,000	1,999,230
Gazprom Via White Nights Finance B.V.
10.500%, 3/25/14 (m)	600,000	717,120
General Electric Capital Corp.
5.250%, 10/19/12	1,250,000	1,317,781
2.125%, 12/21/12	1,200,000	1,228,602
2.625%, 12/28/12	800,000	824,184
2.800%, 1/8/13	1,200,000	1,230,468
4.800%, 5/1/13	650,000	690,219
0.367%, 6/20/13 (l)	1,500,000	1,478,754
5.900%, 5/13/14	1,350,000	1,499,727
5.650%, 6/9/14	300,000	330,865
4.875%, 3/4/15	300,000	326,229
3.500%, 6/29/15	1,250,000	1,298,666
5.400%, 2/15/17	1,050,000	1,148,241
5.625%, 5/1/18	1,900,000	2,078,064
6.000%, 8/7/19	1,000,000	1,107,260
5.300%, 2/11/21	1,000,000	1,040,542

	Principal Amount	Value (Note 1)

Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	$600,000	$711,303
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, 1/15/18	2,500,000	2,537,500
John Deere Capital Corp.
1.875%, 6/17/13	800,000	815,879
5.500%, 4/13/17	200,000	229,528
2.800%, 9/18/17	800,000	806,026
JPMorgan Chase & Co.
5.750%, 1/2/13	500,000	532,971
4.750%, 5/1/13	400,000	425,811
2.050%, 1/24/14	500,000	503,723
4.650%, 6/1/14	2,000,000	2,148,710
5.125%, 9/15/14	1,650,000	1,783,069
3.700%, 1/20/15	1,000,000	1,039,807
4.750%, 3/1/15	1,650,000	1,764,063
3.450%, 3/1/16	1,200,000	1,222,362
3.150%, 7/5/16	500,000	503,059
6.000%, 1/15/18	1,000,000	1,112,154
6.300%, 4/23/19	1,450,000	1,634,347
4.400%, 7/22/20	1,000,000	979,668
4.250%, 10/15/20	250,000	244,584
MassMutual Global Funding II
0.412%, 12/6/13 (l)§	2,000,000	1,993,508
Matalan Finance Ltd.
8.875%, 4/29/16§	GBP 1,875,000	2,903,956
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	$100,000	101,157
5.250%, 1/16/18	100,000	102,366
5.550%, 1/15/20	150,000	149,515
National Money Mart Co.
10.375%, 12/15/16	2,575,000	2,826,062
National Rural Utilities Cooperative Finance Corp.
1.900%, 11/1/15	3,125,000	3,080,562
3.050%, 3/1/16	800,000	824,992
5.450%, 2/1/18	400,000	447,704
Noble Group Ltd.
6.750%, 1/29/20§	1,900,000	1,995,000
NYSE Euronext
4.800%, 6/28/13	100,000	106,924
Private Export Funding Corp.
4.550%, 5/15/15	150,000	167,045
4.950%, 11/15/15	100,000	112,855
Softbrands, Inc./Atlantis Merger Sub, Inc.
11.500%, 7/15/18§	1,600,000	1,474,288
SquareTwo Financial Corp.
11.625%, 4/1/17	1,800,000	1,881,000
SSIF Nevada LP
0.981%, 4/14/14 (l)§	5,300,000	5,300,032
TECO Finance, Inc.
4.000%, 3/15/16	85,000	89,006
5.150%, 3/15/20	250,000	265,111
TNK-BP Finance S.A.
7.500%, 3/13/13 (m)	600,000	649,500
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	1,275,000	1,353,094
UBS Preferred Funding Trust V
6.243%, 5/29/49 (l)	200,000	196,000
Unilever Capital Corp.
2.750%, 2/10/16	100,000	102,580
4.800%, 2/15/19	400,000	438,431

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.250%, 2/10/21	$100,000	$104,093
Waha Aerospace B.V.
3.925%, 7/28/20§	2,375,000	2,404,688
XTRA Finance Corp.
5.150%, 4/1/17	200,000	221,710

		124,455,997

Insurance (2.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	400,000	401,693
5.800%, 3/15/18	100,000	111,289
5.900%, 6/15/19	200,000	225,371
Aegon N.V.
4.625%, 12/1/15	200,000	211,946
Aflac, Inc.
3.450%, 8/15/15	1,000,000	1,021,253
8.500%, 5/15/19	150,000	183,451
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	250,000	286,486
Allstate Corp.
7.500%, 6/15/13	200,000	222,897
6.200%, 5/16/14	150,000	169,759
7.450%, 5/16/19	200,000	237,986
American Financial Group, Inc./Ohio
9.875%, 6/15/19	200,000	248,711
American International Group, Inc.
3.750%, 11/30/13§	700,000	716,219
5.050%, 10/1/15	500,000	521,885
5.450%, 5/18/17	800,000	835,531
5.850%, 1/16/18	1,600,000	1,674,202
8.250%, 8/15/18	2,900,000	3,331,018
6.400%, 12/15/20	250,000	269,096
AON Corp.
3.500%, 9/30/15	200,000	205,570
3.125%, 5/27/16	100,000	99,674
5.000%, 9/30/20	200,000	205,072
Asurion Corp.
5.500%, 6/10/18	500,000	492,810
9.000%, 6/10/19	875,000	878,281
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	205,098
Berkshire Hathaway Finance Corp.
1.500%, 1/10/14	100,000	100,889
4.250%, 1/15/21	500,000	509,100
Berkshire Hathaway, Inc.
2.125%, 2/11/13	1,000,000	1,026,060
3.200%, 2/11/15	800,000	833,802
Chubb Corp.
5.750%, 5/15/18	100,000	112,906
6.375%, 3/29/67 (l)	400,000	414,000
CNA Financial Corp.
7.350%, 11/15/19	30,000	34,198
5.875%, 8/15/20	200,000	207,947
CNO Financial Group, Inc.
6.250%, 9/30/16*	888,333	890,554
9.000%, 1/15/18§	1,625,000	1,722,500
Genworth Financial, Inc.
8.625%, 12/15/16	400,000	442,901
7.700%, 6/15/20	400,000	416,788
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	200,000	206,171
5.375%, 3/15/17	250,000	263,205

	Principal Amount	Value (Note 1)

5.500%, 3/30/20	$300,000	$309,243
Jefferson-Pilot Corp.
4.750%, 1/30/14	200,000	212,502
Lincoln National Corp.
8.750%, 7/1/19	300,000	378,570
6.250%, 2/15/20	100,000	109,987
4.850%, 6/24/21	80,000	79,016
7.000%, 5/17/66 (l)	100,000	100,180
6.050%, 4/20/67 (l)	200,000	192,500
Markel Corp.
7.125%, 9/30/19	100,000	114,202
5.350%, 6/1/21	100,000	98,054
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	200,000	216,955
5.750%, 9/15/15	300,000	329,684
MetLife Institutional Funding II
0.647%, 3/27/12 (l)§	3,100,000	3,107,068
MetLife, Inc.
2.375%, 2/6/14	800,000	815,216
6.750%, 6/1/16	500,000	581,977
7.717%, 2/15/19	300,000	363,127
Metropolitan Life Global Funding I
5.125%, 4/10/13§	200,000	212,806
Monumental Global Funding III
0.444%, 1/25/13 (l)§	3,500,000	3,462,791
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	151,484
Pricoa Global Funding I
0.373%, 1/30/12 (l)§	1,900,000	1,894,389
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	254,404
Principal Life Income Funding Trusts
5.300%, 12/14/12	400,000	424,241
Protective Life Corp.
7.375%, 10/15/19	400,000	454,774
Prudential Financial, Inc.
3.625%, 9/17/12	200,000	205,322
2.750%, 1/14/13	100,000	102,048
4.500%, 7/15/13	500,000	527,391
5.100%, 9/20/14	200,000	217,436
3.875%, 1/14/15	100,000	104,378
6.200%, 1/15/15	100,000	111,953
4.750%, 6/13/15	150,000	160,435
6.000%, 12/1/17	500,000	561,161
7.375%, 6/15/19	385,000	456,573
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	108,604
5.000%, 6/1/21	60,000	59,360
Sun Life Financial, Inc.
0.547%, 10/6/13 (l)§	3,600,000	3,571,913
Suncorp-Metway Ltd.
1.778%, 7/16/12 (l)§	5,090,000	5,167,353
Torchmark Corp.
9.250%, 6/15/19	100,000	125,056
Towergate Finance plc
8.500%, 2/15/18§	GBP 625,000	993,063
10.500%, 2/15/19§	400,000	638,770
Travelers Cos., Inc.
5.500%, 12/1/15	$400,000	449,068
5.800%, 5/15/18	400,000	448,226
Unum Group
5.625%, 9/15/20	2,200,000	2,303,794

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

W.R. Berkley Corp.
5.375%, 9/15/20	$100,000	$101,200
Willis North America, Inc.
5.625%, 7/15/15	300,000	324,592
7.000%, 9/29/19	200,000	221,610

		50,758,795

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	111,713
6.100%, 3/15/20	100,000	111,717
BioMed Realty LP
6.125%, 4/15/20	100,000	106,384
Boston Properties LP
5.625%, 11/15/20	100,000	106,823
Boston Properties, Inc.
5.000%, 6/1/15	200,000	216,795
Brandywine Operating Partnership LP
7.500%, 5/15/15	100,000	114,694
4.950%, 4/15/18	100,000	101,381
Camden Property Trust
4.625%, 6/15/21	100,000	98,561
CommonWealth REIT
6.650%, 1/15/18	100,000	111,163
Digital Realty Trust LP
4.500%, 7/15/15	100,000	104,078
Duke Realty LP
6.250%, 5/15/13	400,000	431,039
6.750%, 3/15/20	200,000	223,991
Entertainment Properties Trust
7.750%, 7/15/20	100,000	112,750
Equity One, Inc.
6.250%, 12/15/14	100,000	109,261
ERP Operating LP
5.125%, 3/15/16	400,000	436,074
4.750%, 7/15/20	400,000	405,629
HCP, Inc.
5.950%, 9/15/11	1,600,000	1,615,555
5.650%, 12/15/13	200,000	219,133
2.700%, 2/1/14	100,000	101,442
3.750%, 2/1/16	450,000	457,616
5.625%, 5/1/17	200,000	217,208
5.375%, 2/1/21	1,150,000	1,186,141
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	111,031
4.700%, 9/15/17	400,000	410,593
6.125%, 4/15/20	100,000	107,111
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	150,000	166,968
Hospitality Properties Trust
7.875%, 8/15/14	400,000	451,318
5.625%, 3/15/17	200,000	206,798
HRPT Properties Trust
5.750%, 11/1/15	200,000	213,361
Kilroy Realty LP
5.000%, 11/3/15	100,000	104,224
4.800%, 7/15/18	100,000	98,309
Kimco Realty Corp.
6.875%, 10/1/19	100,000	116,195
Liberty Property LP
4.750%, 10/1/20	150,000	150,491
Mack-Cali Realty LP
7.750%, 8/15/19	200,000	240,601

	Principal Amount	Value (Note 1)

Realty Income Corp.
5.750%, 1/15/21	$300,000	$321,459
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	100,912
Simon Property Group LP
4.200%, 2/1/15	100,000	106,379
5.100%, 6/15/15	550,000	607,179
5.250%, 12/1/16	300,000	329,548
6.125%, 5/30/18	400,000	448,540
5.650%, 2/1/20	100,000	108,040
4.375%, 3/1/21	2,000,000	1,968,502
UDR, Inc.
4.250%, 6/1/18	150,000	148,991
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	99,016
Vornado Realty LP
4.250%, 4/1/15	100,000	103,792

		13,418,506

Real Estate Management & Development (0.1%)
AMB Property LP 4.000%, 1/15/18	2,500,000	2,443,768
ProLogis LP
7.625%, 8/15/14	100,000	113,911
6.250%, 3/15/17	100,000	110,495
6.625%, 5/15/18	300,000	331,688

		2,999,862

Thrifts & Mortgage Finance (0.7%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	100,359
4.000%, 4/27/16	300,000	297,694
Cie de Financement Foncier
1.625%, 7/23/12§	800,000	806,419
2.125%, 4/22/13§	3,200,000	3,247,725
Nykredit Realkredit A/S
4.000%, 1/1/12	DKK 25,000,000	4,909,987
Realkredit Danmark A/S
2.000%, 1/1/12	27,000,000	5,255,866
Santander Holdings USA, Inc.
4.625%, 4/19/16	$50,000	50,248
Stadshypotek AB
0.796%, 9/30/13 (l)§	3,000,000	2,997,000
Western Corporate Federal Credit Union
1.750%, 11/2/12	150,000	152,361

		17,817,659

Total Financials		497,944,008

Health Care (2.3%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	200,000	223,521
2.300%, 6/15/16	130,000	128,877
5.850%, 6/1/17	300,000	347,387
4.500%, 3/15/20	325,000	335,175
3.450%, 10/1/20	1,700,000	1,620,970
4.100%, 6/15/21	200,000	198,422
Genentech, Inc.
4.750%, 7/15/15	300,000	330,675

		3,185,027

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
1.800%, 3/15/13	$40,000	$40,671
4.625%, 3/15/15	200,000	219,209
4.250%, 3/15/20	400,000	414,427
Becton Dickinson and Co.
5.000%, 5/15/19	300,000	327,710
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	102,634
4.400%, 1/15/21	65,000	66,945
CareFusion Corp.
6.375%, 8/1/19	300,000	338,608
Covidien International Finance S.A.
1.875%, 6/15/13	100,000	101,707
2.800%, 6/15/15	400,000	410,124
6.000%, 10/15/17	100,000	116,870
4.200%, 6/15/20	100,000	101,881
Medtronic, Inc.
4.500%, 3/15/14	400,000	434,457
4.450%, 3/15/20	400,000	418,199
Series B
4.750%, 9/15/15	500,000	555,262
St Jude Medical, Inc.
2.500%, 1/15/16	200,000	200,271
St. Jude Medical, Inc.
3.750%, 7/15/14	200,000	212,785
4.875%, 7/15/19	200,000	216,057
Stryker Corp.
3.000%, 1/15/15	50,000	52,011
4.375%, 1/15/20	100,000	104,679

		4,434,507

Health Care Providers & Services (1.0%)
Aetna, Inc.
6.500%, 9/15/18	200,000	233,442
3.950%, 9/1/20	200,000	196,403
AmerisourceBergen Corp.
4.875%, 11/15/19	350,000	373,919
Apria Healthcare Group, Inc.
11.250%, 11/1/14	1,050,000	1,086,750
12.375%, 11/1/14	2,100,000	2,186,625
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	226,424
CIGNA Corp.
5.125%, 6/15/20	130,000	137,316
4.375%, 12/15/20	200,000	199,949
Community Health Systems, Inc.
8.875%, 7/15/15	800,000	824,000
Coventry Health Care, Inc.
5.450%, 6/15/21	120,000	122,785
Express Scripts, Inc.
6.250%, 6/15/14	500,000	563,061
3.125%, 5/15/16	400,000	402,465
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	1,000,000	1,057,500
HCA, Inc.
2.746%, 5/1/18	500,000	492,500
7.250%, 9/15/20	500,000	536,875
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	106,403
Humana, Inc.
7.200%, 6/15/18	250,000	290,209

	Principal Amount	Value (Note 1)

Laboratory Corp. of America Holdings
4.625%, 11/15/20	$400,000	$406,239
McKesson Corp.
5.250%, 3/1/13	200,000	213,479
6.500%, 2/15/14	250,000	281,029
4.750%, 3/1/21	400,000	415,070
Medco Health Solutions, Inc.
2.750%, 9/15/15	500,000	504,379
7.125%, 3/15/18	300,000	350,551
MedImpact Holdings, Inc.
10.500%, 2/1/18§	1,375,000	1,430,000
Quest Diagnostics, Inc.
6.400%, 7/1/17	300,000	346,132
4.750%, 1/30/20	60,000	62,051
4.700%, 4/1/21	200,000	204,727
Radiation Therapy Services, Inc.
9.875%, 4/15/17	975,000	973,781
Res-Care, Inc.
10.750%, 1/15/19	2,200,000	2,299,000
Rotech Healthcare, Inc.
10.750%, 10/15/15	1,925,000	2,093,438
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,820,000	1,870,050
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17	1,650,000	1,641,750
UnitedHealth Group, Inc.
4.875%, 2/15/13	500,000	528,725
5.375%, 3/15/16	200,000	224,197
6.000%, 2/15/18	250,000	283,470
4.700%, 2/15/21	300,000	312,760
WellPoint, Inc.
5.250%, 1/15/16	400,000	446,095
4.350%, 8/15/20	800,000	807,828

		24,731,377

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.500%, 7/15/13	250,000	254,545
5.000%, 7/15/20	250,000	262,419
Life Technologies Corp.
3.500%, 1/15/16	300,000	306,835
6.000%, 3/1/20	200,000	216,994
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	400,000	407,818
3.200%, 3/1/16	500,000	514,895
4.700%, 5/1/20	100,000	105,321

		2,068,827

Pharmaceuticals (0.9%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	100,000	106,310
2.700%, 5/27/15	500,000	519,790
5.875%, 5/15/16	200,000	232,902
5.600%, 11/30/17	600,000	695,342
4.125%, 5/27/20	500,000	509,538
Angiotech Pharmaceuticals, Inc.
5.000%, 12/1/13 (l)	2,695,000	2,398,550
AstraZeneca plc
5.400%, 9/15/12	200,000	211,615
5.900%, 9/15/17	750,000	874,013

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Bristol-Myers Squibb Co.
5.250%, 8/15/13	$300,000	$327,869
5.450%, 5/1/18	200,000	225,494
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16§	2,500,000	2,621,875
Eli Lilly and Co.
4.200%, 3/6/14	500,000	539,816
5.200%, 3/15/17	100,000	113,290
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	215,051
4.375%, 4/15/14	200,000	217,724
5.650%, 5/15/18	1,250,000	1,425,792
Hospira, Inc.
6.400%, 5/15/15	450,000	511,282
Johnson & Johnson
1.200%, 5/15/14	350,000	351,046
2.150%, 5/15/16	250,000	250,594
5.550%, 8/15/17	400,000	463,861
5.150%, 7/15/18	200,000	226,269
3.550%, 5/15/21	100,000	99,102
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	2,175,000	2,229,375
Merck & Co., Inc.
5.300%, 12/1/13	800,000	884,588
6.000%, 9/15/17	100,000	117,654
5.000%, 6/30/19	400,000	442,706
Novartis Capital Corp.
1.900%, 4/24/13	540,000	552,597
4.125%, 2/10/14	250,000	269,422
2.900%, 4/24/15	300,000	312,097
4.400%, 4/24/20	200,000	211,225
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	888,379
Pfizer, Inc.
4.500%, 2/15/14	200,000	217,273
5.350%, 3/15/15	1,500,000	1,691,217
6.200%, 3/15/19	850,000	994,290
Sanofi
1.625%, 3/28/14	150,000	151,745
2.625%, 3/29/16	300,000	305,463
4.000%, 3/29/21	500,000	500,055
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	200,000	225,105
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	350,000	360,152
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	165,000	179,219
6.125%, 8/15/19	100,000	112,603
Wyeth
5.500%, 3/15/13	200,000	215,761

		23,998,051

Total Health Care		58,417,789

Industrials (3.6%)
Aerospace & Defense (0.3%)
Boeing Co.
5.000%, 3/15/14	500,000	549,884
3.500%, 2/15/15	100,000	106,074
6.000%, 3/15/19	350,000	406,284
4.875%, 2/15/20	55,000	59,523

	Principal Amount	Value (Note 1)

Embraer Overseas Ltd.
6.375%, 1/15/20	$300,000	$327,000
General Dynamics Corp.
4.250%, 5/15/13	200,000	213,418
5.250%, 2/1/14	300,000	332,259
Goodrich Corp.
6.125%, 3/1/19	150,000	171,635
4.875%, 3/1/20	100,000	105,525
3.600%, 2/1/21	200,000	190,938
Honeywell International, Inc.
4.250%, 3/1/13	200,000	211,671
5.300%, 3/1/18	500,000	561,789
4.250%, 3/1/21	100,000	102,885
ITT Corp.
4.900%, 5/1/14	200,000	218,177
6.125%, 5/1/19	90,000	105,614
L-3 Communications Corp.
5.200%, 10/15/19	200,000	207,081
4.950%, 2/15/21	300,000	299,347
Lockheed Martin Corp.
4.121%, 3/14/13	250,000	263,857
4.250%, 11/15/19	350,000	359,151
Northrop Grumman Corp.
3.700%, 8/1/14	250,000	265,287
5.050%, 8/1/19	50,000	53,878
Raytheon Co.
4.400%, 2/15/20	500,000	517,448
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	109,738
Textron, Inc.
5.600%, 12/1/17	100,000	107,184
United Technologies Corp.
4.875%, 5/1/15	400,000	444,906
5.375%, 12/15/17	200,000	228,220
6.125%, 2/1/19	250,000	292,365
4.500%, 4/15/20	250,000	264,703

		7,075,841

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	100,000	114,133
8.000%, 1/15/19	200,000	251,336
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	211,327
3.875%, 4/1/14	800,000	862,086
5.125%, 4/1/19	300,000	337,141
3.125%, 1/15/21	500,000	474,848

		2,250,871

Airlines (0.5%)
American Airlines, Inc.
Series 09-2 13.000%, 8/1/16	1,511,546	1,745,835
Series B 7.000%, 1/31/18§	1,200,000	1,134,000
Continental Airlines, Inc., Class A
9.000%, 7/8/16	132,451	152,809
Series A A 4.750%, 1/12/21	2,600,000	2,535,000
Delta Air Lines, Inc.
4.950%, 5/23/19	689,975	689,975
Series 1A
6.200%, 7/2/18	195,682	203,885

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Southwest Airlines Co.
10.500%, 12/15/11§	$3,050,000	$3,166,888
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17	1,476,563	1,686,973
US Airways Group, Inc.
2.746%, 3/23/14 (l)	1,972,222	1,782,396

		13,097,761

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	500,000	548,834
5.750%, 1/15/21	250,000	261,385
Euramax International, Inc.
9.500%, 4/1/16§	2,025,000	1,964,250
Owens Corning, Inc.
9.000%, 6/15/19	250,000	298,599

		3,073,068

Commercial Services & Supplies (0.7%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	379,313
Altegrity, Inc.
10.500%, 11/1/15§	650,000	672,750
12.000%, 11/1/15§†	1,100,000	1,100,000
American Reprographics Co.
10.500%, 12/15/16	1,800,000	1,876,500
Avery Dennison Corp.
5.375%, 4/15/20	50,000	53,480
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	400,000	439,236
4.750%, 5/1/19	100,000	108,556
Cornell University
5.450%, 2/1/19	200,000	226,374
Dartmouth College
4.750%, 6/1/19	50,000	53,959
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§	2,125,000	2,021,406
PharmaNet Development Group, Inc.
10.875%, 4/15/17§	850,000	1,062,500
Pitney Bowes, Inc.
4.625%, 10/1/12	45,000	46,814
3.875%, 6/15/13	400,000	417,556
5.750%, 9/15/17	200,000	218,820
6.250%, 3/15/19	200,000	219,410
Republic Services, Inc.
3.800%, 5/15/18	125,000	125,536
5.500%, 9/15/19	250,000	272,530
ServiceMaster Co.
10.750%, 7/15/15 PIK§	397,846	419,728
Sheridan Group, Inc.
12.500%, 4/15/14§(b)	1,425,000	1,353,750
Vanderbilt University
5.250%, 4/1/19	200,000	222,964
Waste Management, Inc.
6.375%, 11/15/12	600,000	642,451
6.100%, 3/15/18	100,000	113,420
7.375%, 3/11/19	150,000	182,208
4.750%, 6/30/20	100,000	103,784
WP Rocket Merger Sub, Inc.
10.125%, 7/15/19§	1,150,000	1,161,500
Yale University
2.900%, 10/15/14	400,000	421,392

	Principal Amount	Value (Note 1)

Zinc Capital S.A.
8.875%, 5/15/18§	EUR 2,850,000	$4,101,931

		18,017,868

Construction & Engineering (0.2%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§	$2,750,000	2,808,438
Alion Science and Technology Corp.
12.000%, 11/1/14 PIK	1,156,339	1,188,138
Brock Holding III, Inc.
10.000%, 2/15/18	775,000	778,229

		4,774,805

Electrical Equipment (0.1%)
Emerson Electric Co.
4.625%, 10/15/12	100,000	104,826
5.625%, 11/15/13	400,000	443,420
4.125%, 4/15/15	100,000	108,823
5.250%, 10/15/18	100,000	111,760
4.875%, 10/15/19	200,000	218,427
Metals USA, Inc.
11.125%, 12/1/15	825,000	870,375
Roper Industries, Inc.
6.625%, 8/15/13	250,000	276,997

		2,134,628

Industrial Conglomerates (0.8%)
3M Co.
4.375%, 8/15/13	350,000	377,962
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	105,886
2.375%, 1/15/16	200,000	200,915
3.875%, 12/15/20	100,000	100,124
GE Capital Trust I
6.375%, 11/15/67 (l)	500,000	511,875
General Electric Co.
5.000%, 2/1/13	1,050,000	1,114,469
5.250%, 12/6/17	800,000	886,259
Harland Clarke Holdings Corp.
2.746%, 6/30/14 (l)	472,812	424,349
6.000%, 5/15/15 (l)	1,565,000	1,306,775
9.500%, 5/15/15	1,250,000	1,142,188
Harsco Corp.
2.700%, 10/15/15	200,000	200,654
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13	250,000	274,091
9.500%, 4/15/14	300,000	360,225
6.875%, 8/15/18	250,000	296,257
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	400,000	447,918
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR 2,800,000	4,304,045
Siemens Financieringsmat
5.500%, 2/16/12§	$1,400,000	1,441,932
Tyco Electronics Group S.A.
6.000%, 10/1/12	1,768,000	1,874,692
6.550%, 10/1/17	300,000	353,474
4.875%, 1/15/21	200,000	207,356
Tyco International Finance S.A.
6.000%, 11/15/13	100,000	110,546
4.125%, 10/15/14	400,000	425,496
3.750%, 1/15/18	2,500,000	2,525,000
8.500%, 1/15/19	400,000	507,085

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	$100,000	$117,571

		19,617,144

Machinery (0.3%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	100,405
3.900%, 5/27/21	100,000	100,013
Danaher Corp.
1.300%, 6/23/14	60,000	59,965
5.625%, 1/15/18	300,000	340,492
5.400%, 3/1/19	200,000	223,063
3.900%, 6/23/21	100,000	99,606
Deere & Co.
4.375%, 10/16/19	75,000	79,406
Dematic S.A.
8.750%, 5/1/16§	1,300,000	1,290,250
Dover Corp.
5.450%, 3/15/18	250,000	281,098
Eaton Corp.
4.900%, 5/15/13	200,000	214,926
FGI Holding Co., Inc.
11.250%, 10/1/15 PIK	1,693,767	1,700,119
FGI Operating Co., Inc.
10.250%, 8/1/15	900,000	956,250
Illinois Tool Works, Inc.
5.150%, 4/1/14	200,000	221,929
6.250%, 4/1/19	200,000	237,739
PACCAR, Inc.
6.875%, 2/15/14	200,000	228,346
Pall Corp.
5.000%, 6/15/20	250,000	258,034
Pentair, Inc.
5.000%, 5/15/21	100,000	99,854
Severstal Columbus LLC
10.250%, 2/15/18	2,000,000	2,210,000

		8,701,495

Marine (0.2%)
Hapag-Lloyd AG
9.000%, 10/15/15§	EUR 850,000	1,254,199
Horizon Lines, Inc.
4.250%, 8/15/12	$2,374,000	1,922,940
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, 1/15/17	2,500,000	2,518,750

		5,695,889

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	55,000	55,015
Equifax, Inc.
4.450%, 12/1/14	100,000	107,166
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	106,070

		268,251

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14	500,000	569,190
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	200,000	212,195

	Principal Amount	Value (Note 1)

Canadian National Railway Co.
5.550%, 3/1/19	$700,000	$793,166
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	54,076
CSX Corp.
7.900%, 5/1/17	400,000	492,218
6.250%, 3/15/18	400,000	461,533
7.375%, 2/1/19	300,000	365,683
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	248,359
5.750%, 4/1/18	300,000	339,633
5.900%, 6/15/19	65,000	74,525
Ryder System, Inc.
7.200%, 9/1/15	100,000	117,097
3.600%, 3/1/16	100,000	102,462
Sunstate Equipment Co. LLC
12.000%, 6/15/16 PIK§	2,050,000	2,044,875
Union Pacific Corp.
7.000%, 2/1/16	155,000	183,915
5.700%, 8/15/18	400,000	455,439
6.125%, 2/15/20	100,000	116,257
4.000%, 2/1/21	100,000	101,197

		6,731,820

Trading Companies & Distributors (0.0%)
GATX Corp.
3.500%, 7/15/16	150,000	153,705
4.850%, 6/1/21	100,000	99,227

		252,932

Total Industrials		91,692,373

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	800,000	909,605
4.950%, 2/15/19	1,200,000	1,302,943
Harris Corp.
6.375%, 6/15/19	100,000	114,491
Motorola Solutions, Inc.
6.000%, 11/15/17	300,000	341,363
Nokia Oyj
5.375%, 5/15/19	250,000	240,182

		2,908,584

Computers & Peripherals (0.2%)
Dell, Inc.
1.400%, 9/10/13	400,000	403,458
2.300%, 9/10/15	400,000	401,616
5.875%, 6/15/19	50,000	56,111
Hewlett-Packard Co.
4.500%, 3/1/13	400,000	423,620
4.750%, 6/2/14	400,000	436,504
2.200%, 12/1/15	400,000	400,548
2.650%, 6/1/16	300,000	301,260
5.500%, 3/1/18	200,000	223,662
3.750%, 12/1/20	500,000	486,140
Seagate Technology HDD Holdings
6.375%, 10/1/11	1,300,000	1,313,000

		4,445,919

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	$50,000	$54,478
Arrow Electronics, Inc.
3.375%, 11/1/15	150,000	151,967
6.000%, 4/1/20	100,000	106,941
5.125%, 3/1/21	150,000	149,504
Avnet, Inc.
6.000%, 9/1/15	100,000	109,916
5.875%, 6/15/20	400,000	422,376
Corning, Inc.
6.625%, 5/15/19	20,000	23,293
4.250%, 8/15/20	65,000	65,251
Kemet Corp.
10.500%, 5/1/18	1,445,000	1,596,725

		2,680,451

Internet Software & Services (0.1%)
Earthlink, Inc.
8.875%, 5/15/19§	1,450,000	1,315,875
eBay, Inc.
0.875%, 10/15/13	100,000	99,776
1.625%, 10/15/15	100,000	97,713
3.250%, 10/15/20	100,000	93,287
Google, Inc.
1.250%, 5/19/14	250,000	251,197
2.125%, 5/19/16	250,000	250,666
3.625%, 5/19/21	250,000	247,271
Interactive Network, Inc./FriendFinder Networks, Inc.
14.000%, 9/30/13§(b)	1,079,049	1,135,699

		3,491,484

IT Services (0.4%)
Compucom Systems, Inc.
12.500%, 10/1/15§	1,975,000	2,078,688
Computer Sciences Corp.
5.500%, 3/15/13	250,000	265,574
6.500%, 3/15/18	442,000	473,361
Fiserv, Inc.
3.125%, 10/1/15	200,000	202,430
6.800%, 11/20/17	100,000	115,456
4.625%, 10/1/20	250,000	248,425
HP Enterprise Services LLC
6.000%, 8/1/13	950,000	1,042,987
International Business Machines Corp.
4.750%, 11/29/12	200,000	211,389
2.100%, 5/6/13	400,000	410,195
1.000%, 8/5/13	950,000	952,733
1.250%, 5/12/14	200,000	200,439
5.700%, 9/14/17	1,150,000	1,337,042
7.625%, 10/15/18	200,000	254,367
SAIC, Inc.
4.450%, 12/1/20§	250,000	257,175
Stream Global Services, Inc.
11.250%, 10/1/14	569,000	605,985
Western Union Co.
5.930%, 10/1/16	500,000	565,369

		9,221,615

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	450,000	528,014

	Principal Amount	Value (Note 1)

4.250%, 2/15/15	$100,000	$106,474
6.350%, 5/15/18	500,000	573,128
5.625%, 12/15/19	100,000	109,532
4.500%, 5/15/21	95,000	93,968

		1,411,116

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	150,000	165,215
3.000%, 4/15/16	100,000	102,470
KLA-Tencor Corp.
6.900%, 5/1/18	43,000	48,574
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	103,848
National Semiconductor Corp.
3.950%, 4/15/15	100,000	106,315
Texas Instruments, Inc.
0.875%, 5/15/13	100,000	100,205
1.375%, 5/15/14	250,000	251,045
2.375%, 5/16/16	250,000	250,077

		1,127,749

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	400,000	416,804
4.750%, 2/1/20	85,000	87,660
Allen Systems Group, Inc.
10.500%, 11/15/16§	750,000	753,750
Aspect Software, Inc.
10.625%, 5/7/17	1,100,000	1,182,500
CA, Inc.
6.125%, 12/1/14	400,000	448,784
5.375%, 12/1/19	100,000	106,573
Microsoft Corp.
2.950%, 6/1/14	1,150,000	1,215,352
4.200%, 6/1/19	600,000	630,964
Oracle Corp.
5.250%, 1/15/16	1,050,000	1,184,939
5.750%, 4/15/18	1,000,000	1,144,465

		7,171,791

Total Information Technology		32,458,709

Materials (3.1%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	100,000	104,489
Airgas, Inc.
3.250%, 10/1/15	100,000	101,711
Cabot Corp.
5.000%, 10/1/16	100,000	107,198
Dow Chemical Co.
4.850%, 8/15/12	3,200,000	3,342,256
6.000%, 10/1/12	500,000	530,154
7.600%, 5/15/14	300,000	347,891
2.500%, 2/15/16	100,000	99,279
8.550%, 5/15/19	655,000	844,586
4.250%, 11/15/20	500,000	487,977
E.I. du Pont de Nemours & Co.
4.750%, 11/15/12	250,000	263,239
5.000%, 7/15/13	200,000	216,484
3.250%, 1/15/15	350,000	366,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

1.950%, 1/15/16	$100,000	$98,640
5.250%, 12/15/16	100,000	113,034
6.000%, 7/15/18	400,000	461,584
4.625%, 1/15/20	40,000	42,270
3.625%, 1/15/21	400,000	388,274
Eastman Chemical Co.
5.500%, 11/15/19	100,000	107,199
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/1/18	700,000	728,000
9.000%, 11/15/20	675,000	691,875
Huntsman International LLC
8.625%, 3/15/21	1,050,000	1,141,875
Ineos Holdings Ltd.
7.501%, 12/16/13	EUR 718,014	1,082,226
8.001%, 12/16/14	788,324	1,188,201
Kinove German Bondco GmbH
9.625%, 6/15/18§	$2,000,000	2,085,000
Lyondell Chemical Co.
11.000%, 5/1/18	450,000	504,000
Momentive Performance Materials, Inc.
12.500%, 6/15/14	625,000	679,688
9.500%, 1/15/21§	EUR 2,025,000	2,907,188
Monsanto Co.
7.375%, 8/15/12	$200,000	214,589
2.750%, 4/15/16	100,000	102,488
5.125%, 4/15/18	200,000	222,711
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§	354,000	369,487
9.625%, 7/15/17§	EUR 712,500	1,092,643
Phibro Animal Health Corp.
9.250%, 7/1/18§	$2,125,000	2,241,875
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	3,100,000	3,407,641
3.750%, 9/30/15	100,000	106,243
6.500%, 5/15/19	300,000	349,732
4.875%, 3/30/20	100,000	105,725
PPG Industries, Inc.
1.900%, 1/15/16	250,000	243,430
6.650%, 3/15/18	250,000	293,768
3.600%, 11/15/20	100,000	97,219
Praxair, Inc.
1.750%, 11/15/12	200,000	202,749
2.125%, 6/14/13	150,000	153,781
4.625%, 3/30/15	200,000	220,516
4.500%, 8/15/19	400,000	424,989
Reichhold Industries, Inc.
9.000%, 8/15/14§	1,345,000	1,207,137
Rohm & Haas Co.
5.600%, 3/15/13	500,000	535,671
RPM International, Inc.
6.125%, 10/15/19	100,000	107,133
Sherwin-Williams Co.
3.125%, 12/15/14	400,000	422,413
Valspar Corp.
7.250%, 6/15/19	100,000	116,822

		31,269,830

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	200,000	216,156

	Principal Amount	Value (Note 1)

Containers & Packaging (0.2%)
Bemis Co., Inc.
5.650%, 8/1/14	$30,000	$33,000
6.800%, 8/1/19	150,000	172,816
Berry Plastics Corp.
9.500%, 5/15/18	425,000	421,813
9.750%, 1/15/21	3,100,000	2,999,250
Packaging Corp. of America
5.750%, 8/1/13	150,000	160,256

		3,787,135

Metals & Mining (1.5%)
Alcoa, Inc.
6.000%, 7/15/13	400,000	434,145
6.750%, 7/15/18	300,000	331,778
6.150%, 8/15/20	300,000	317,815
5.400%, 4/15/21	300,000	300,927
Algoma Acquisition Corp.
9.875%, 6/15/15§	1,325,000	1,232,250
Allegheny Technologies, Inc.
9.375%, 6/1/19	100,000	126,706
5.950%, 1/15/21	50,000	53,221
Anglo American Capital plc
2.150%, 9/27/13§	2,100,000	2,127,661
Aperam
7.750%, 4/1/18§	2,700,000	2,720,250
ArcelorMittal S.A.
5.375%, 6/1/13	200,000	212,943
9.000%, 2/15/15	125,000	149,199
3.750%, 3/1/16	600,000	606,705
6.125%, 6/1/18	200,000	214,216
9.850%, 6/1/19	150,000	190,160
5.250%, 8/5/20	100,000	98,873
5.500%, 3/1/21	500,000	500,780
Barrick Gold Corp.
1.750%, 5/30/14§	120,000	120,232
2.900%, 5/30/16§	200,000	199,842
6.950%, 4/1/19	500,000	594,413
Barrick Gold Finance Co.
4.875%, 11/15/14	2,315,000	2,534,823
Barrick N.A. Finance LLC
4.400%, 5/30/21§	200,000	199,072
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	1,500,000	1,553,524
4.800%, 4/15/13	200,000	213,757
5.500%, 4/1/14	850,000	945,868
7.250%, 3/1/16	1,375,000	1,664,373
6.500%, 4/1/19	500,000	598,310
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	55,000	55,290
Commercial Metals Co.
6.500%, 7/15/17	100,000	106,902
CSN Islands XI Corp.
6.875%, 9/21/19§	800,000	873,000
CSN Resources S.A.
6.500%, 7/21/20§	900,000	956,250
Essar Steel Algoma, Inc.
9.375%, 3/15/15§	1,475,000	1,478,688
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	850,000	928,625
Gerdau Trade, Inc.
5.750%, 1/30/21§	1,200,000	1,219,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Newmont Mining Corp.
5.125%, 10/1/19	$315,000	$338,312
Nucor Corp.
5.750%, 12/1/17	200,000	231,384
5.850%, 6/1/18	250,000	285,432
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	400,000	440,178
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	200,000	240,174
1.875%, 11/2/15	400,000	394,224
2.500%, 5/20/16	150,000	150,292
9.000%, 5/1/19	1,000,000	1,325,040
4.125%, 5/20/21	250,000	248,328
Ryerson Holding Corp.
(Zero Coupon), 2/1/15	3,150,000	1,638,000
Ryerson, Inc.
7.648%, 11/1/14(l)	1,550,000	1,526,750
12.000%, 11/1/15	100,000	106,250
Southern Copper Corp.
5.375%, 4/16/20	135,000	138,281
Steel Dynamics, Inc.
7.375%, 11/1/12	3,800,000	4,009,000
Teck Resources Ltd.
10.750%, 5/15/19	400,000	505,500
4.500%, 1/15/21	500,000	504,000
Vale Overseas Ltd.
6.250%, 1/11/16	800,000	901,185
4.625%, 9/15/20	500,000	497,269
Xstrata Canada Corp.
7.250%, 7/15/12	200,000	211,452

		37,551,149

Paper & Forest Products (0.2%)
AbitibiBowater, Inc.
10.250%, 10/15/18§	1,756,000	1,900,870
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	200,000	198,380
Georgia-Pacific LLC
9.500%, 12/1/11	1,000,000	1,028,586
International Paper Co.
5.300%, 4/1/15	350,000	382,768
9.375%, 5/15/19	600,000	766,209

		4,276,813

Total Materials		77,101,083

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.
4.950%, 1/15/13	700,000	742,015
6.700%, 11/15/13	500,000	560,694
4.850%, 2/15/14	700,000	760,318
5.100%, 9/15/14	200,000	219,788
2.500%, 8/15/15	500,000	506,506
2.950%, 5/15/16	300,000	303,835
5.625%, 6/15/16	400,000	453,443
5.500%, 2/1/18	1,200,000	1,338,392
4.450%, 5/15/21	500,000	508,835
BellSouth Corp.
5.200%, 9/15/14	400,000	440,679
British Telecommunications plc
5.950%, 1/15/18	400,000	441,793

	Principal Amount	Value (Note 1)

CenturyLink, Inc.
6.450%, 6/15/21	$600,000	$593,141
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	200,000	215,696
4.875%, 7/8/14	150,000	163,712
6.750%, 8/20/18	600,000	707,947
6.000%, 7/8/19	100,000	114,189
Embarq Corp.
7.082%, 6/1/16	600,000	666,972
France Telecom S.A.
4.375%, 7/8/14	2,300,000	2,490,792
2.125%, 9/16/15	750,000	748,733
5.375%, 7/8/19	300,000	335,689
Global Crossing Ltd.
12.000%, 9/15/15	1,750,000	2,038,750
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	2,675,000	2,701,750
ITC Deltacom, Inc.
10.500%, 4/1/16	2,475,000	2,586,375
PAETEC Holding Corp.
9.875%, 12/1/18§	1,200,000	1,243,500
Qwest Corp.
8.375%, 5/1/16	600,000	708,000
Sprint Capital Corp.
8.375%, 3/15/12	400,000	416,000
Telecom Italia Capital S.A.
0.886%, 7/18/11 (l)	3,500,000	3,499,682
6.200%, 7/18/11	400,000	400,695
5.250%, 11/15/13	200,000	209,955
6.175%, 6/18/14	700,000	753,256
5.250%, 10/1/15	400,000	415,849
7.175%, 6/18/19	200,000	220,817
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	550,000	555,689
4.949%, 1/15/15	100,000	106,414
3.729%, 4/27/15	100,000	101,818
3.992%, 2/16/16	140,000	141,613
6.421%, 6/20/16	700,000	781,579
5.877%, 7/15/19	145,000	152,264
5.134%, 4/27/20	150,000	148,690
5.462%, 2/16/21	500,000	507,589
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	400,000	421,657
Verizon Communications, Inc.
7.375%, 9/1/12	400,000	430,183
4.350%, 2/15/13	1,000,000	1,052,564
5.550%, 2/15/16	1,050,000	1,182,848
3.000%, 4/1/16	500,000	510,707
5.500%, 2/15/18	600,000	667,310
8.750%, 11/1/18	3,900,000	5,074,310
6.350%, 4/1/19	500,000	580,803
4.600%, 4/1/21	300,000	309,538
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	1,800,000	2,038,500

		42,271,874

Wireless Telecommunication Services (0.6%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	300,000	314,388
5.000%, 3/30/20	1,550,000	1,616,958
American Tower Corp.
4.625%, 4/1/15	125,000	131,594

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 1/15/18	$400,000	$399,814
5.050%, 9/1/20	400,000	393,989
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	1,200,000	1,322,676
8.500%, 11/15/18	400,000	519,425
EH Holding Corp.
7.625%, 6/15/21§	1,425,000	1,453,500
Intelsat Jackson Holdings S.A.
9.500%, 6/15/16	1,725,000	1,809,094
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	236,777
6.800%, 8/15/18	600,000	707,982
Vodafone Group plc
5.000%, 12/16/13	200,000	217,620
4.150%, 6/10/14	3,500,000	3,755,286
2.875%, 3/16/16	300,000	302,070
5.625%, 2/27/17	400,000	448,220
5.450%, 6/10/19	300,000	333,427
4.375%, 3/16/21	200,000	201,042
Term Loan
6.875%, 8/17/15	1,035,330	1,066,390

		15,230,252

Total Telecommunication Services		57,502,126

Utilities (2.3%)
Electric Utilities (1.4%)
Ameren Illinois Co.
6.250%, 4/1/18	400,000	446,207
Arizona Public Service Co.
5.800%, 6/30/14	400,000	444,544
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	328,011
Carolina Power & Light Co.
5.300%, 1/15/19	400,000	446,481
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	343,000
Columbus Southern Power Co.
6.050%, 5/1/18	400,000	456,227
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	100,705
4.000%, 8/1/20	160,000	158,459
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	112,886
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	350,000	418,676
4.450%, 6/15/20	100,000	104,516
Series 04-A
4.700%, 2/1/14	2,900,000	3,126,157
Series 08-A
5.850%, 4/1/18	500,000	573,556
Consumers Energy Co.
6.700%, 9/15/19	350,000	419,814
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	122,106
4.300%, 6/15/20	500,000	518,485
Duke Energy Corp.
5.650%, 6/15/13	400,000	433,776
6.300%, 2/1/14	500,000	558,381
3.350%, 4/1/15	800,000	830,852
5.050%, 9/15/19	250,000	268,928

	Principal Amount	Value (Note 1)

Duke Energy Ohio, Inc.
5.700%, 9/15/12	$200,000	$211,734
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,561,965
Entergy Corp.
5.125%, 9/15/20	700,000	693,228
Entergy Texas, Inc.
7.125%, 2/1/19	200,000	234,644
Exelon Corp.
4.900%, 6/15/15	200,000	215,049
Exelon Generation Co. LLC
5.350%, 1/15/14	100,000	108,234
6.200%, 10/1/17	100,000	112,811
FirstEnergy Solutions Corp.
4.800%, 2/15/15	800,000	858,311
Florida Power Corp.
4.550%, 4/1/20	25,000	26,271
Georgia Power Co.
1.300%, 9/15/13	800,000	805,275
4.250%, 12/1/19	80,000	83,397
Hydro Quebec
8.000%, 2/1/13	200,000	222,029
2.000%, 6/30/16	350,000	344,838
Indiana Michigan Power Co.
7.000%, 3/15/19	100,000	119,264
Jersey Central Power & Light Co.
7.350%, 2/1/19	500,000	607,059
Kansas City Power & Light Co.
5.850%, 6/15/17	400,000	450,779
6.375%, 3/1/18	100,000	114,010
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	1,967,224
LG&E and KU Energy LLC
2.125%, 11/15/15§	400,000	390,323
3.750%, 11/15/20§	400,000	377,041
Majapahit Holding B.V.
7.250%, 10/17/11(m)	915,000	927,417
MidAmerican Energy Co.
4.650%, 10/1/14	400,000	438,450
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	200,000	204,798
5.875%, 10/1/12	400,000	424,175
5.750%, 4/1/18	400,000	449,789
Nevada Power Co.
6.500%, 8/1/18	200,000	233,897
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	350,000	357,784
7.875%, 12/15/15	250,000	298,976
6.000%, 3/1/19	200,000	222,676
Northern States Power Co.
1.950%, 8/15/15	100,000	99,540
5.250%, 3/1/18	200,000	222,637
NSTAR
4.500%, 11/15/19	150,000	155,191
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	400,000	467,475
Pacific Gas & Electric Co.
6.250%, 12/1/13	400,000	446,432
4.800%, 3/1/14	100,000	108,713
8.250%, 10/15/18	300,000	385,057
3.500%, 10/1/20	250,000	237,663

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Peco Energy Co.
5.000%, 10/1/14	$400,000	$441,514
5.350%, 3/1/18	200,000	222,936
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	112,826
Progress Energy, Inc.
5.625%, 1/15/16	400,000	451,028
7.050%, 3/15/19	500,000	599,783
PSEG Power LLC
2.500%, 4/15/13	75,000	76,381
5.125%, 4/15/20	200,000	209,883
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	93,488
3.200%, 11/15/20	400,000	379,477
Public Service Co. of Oklahoma
5.150%, 12/1/19	30,000	31,873
4.400%, 2/1/21	200,000	202,208
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	218,384
6.330%, 11/1/13	400,000	446,645
3.500%, 8/15/20	100,000	97,645
Sierra Pacific Power Co.
Series M
6.000%, 5/15/16	100,000	114,354
Southern California Edison Co.
5.750%, 3/15/14	400,000	447,490
Southern Co.
4.150%, 5/15/14	145,000	155,330
2.375%, 9/15/15	100,000	100,030
Southwestern Electric Power Co.
Series E
5.550%, 1/15/17	120,000	129,959
Tampa Electric Co.
6.100%, 5/15/18	100,000	114,819
Texas Competitive Electric Holdings Co. LLC
3.686%, 10/10/14	3,241,020	2,706,832
TransAlta Corp.
4.750%, 1/15/15	400,000	427,156
Union Electric Co.
6.700%, 2/1/19	200,000	234,847
Virginia Electric & Power Co.
Series A
4.750%, 3/1/13	200,000	212,448
5.400%, 1/15/16	300,000	340,896
Series B
5.000%, 6/30/19	165,000	179,020
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	157,286
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	54,629

		35,355,090

Gas Utilities (0.5%)
AGL Capital Corp.
5.250%, 8/15/19	100,000	107,276
Atmos Energy Corp.
8.500%, 3/15/19	200,000	255,131
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	216,273
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	200,000	222,331

	Principal Amount	Value (Note 1)

4.500%, 1/15/21§	$200,000	$201,417
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18	1,250,000	1,287,500
Energy Transfer Equity LP
7.500%, 10/15/20	1,875,000	1,987,500
NGPL Pipeco LLC
6.514%, 12/15/12§	2,800,000	2,944,460
NGPL PipeCo LLC
7.119%, 12/15/17§	1,650,000	1,848,469
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	350,000	399,582
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17	2,600,000	2,707,250
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	200,000	241,616
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	113,235

		12,532,040

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	200,000	204,964
NRG Energy, Inc.
8.500%, 6/15/19	800,000	828,000
Tennessee Valley Authority
4.750%, 8/1/13	1,200,000	1,300,319
5.500%, 7/18/17	550,000	642,489
3.875%, 2/15/21	1,000,000	1,027,217

		4,002,989

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	52,601
Ameren Corp.
8.875%, 5/15/14	300,000	347,557
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	111,938
Dominion Resources, Inc.
1.800%, 3/15/14	500,000	504,731
5.150%, 7/15/15	300,000	332,479
8.875%, 1/15/19	300,000	388,378
5.200%, 8/15/19	80,000	87,120
DTE Energy Co.
7.625%, 5/15/14	100,000	115,427
6.350%, 6/1/16	200,000	231,941
National Grid plc
6.300%, 8/1/16	500,000	574,337
NiSource Finance Corp.
6.150%, 3/1/13	400,000	430,276
6.400%, 3/15/18	400,000	453,136
5.450%, 9/15/20	100,000	105,325
SCANA Corp.
6.250%, 4/1/20	100,000	111,310
Sempra Energy
6.000%, 2/1/13	200,000	214,408
6.500%, 6/1/16	60,000	69,485
6.150%, 6/15/18	100,000	113,839
9.800%, 2/15/19	500,000	670,704
Veolia Environnement S.A.
6.000%, 6/1/18	200,000	225,727

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Xcel Energy, Inc.
4.700%, 5/15/20	$300,000	$311,932

		5,452,651

Water Utilities (0.0%)
United Utilities plc
4.550%, 6/19/18	78,000	79,122

Total Utilities		57,421,892

Total Corporate Bonds		1,128,408,812

Government Securities (53.9%)
Agency ABS (3.7%)
Federal Farm Credit Bank
0.400%, 11/2/12	100,000	100,020
1.750%, 2/21/13	800,000	815,698
1.375%, 6/25/13	200,000	203,661
0.875%, 10/28/13	100,000	100,009
1.200%, 2/11/14	500,000	500,476
1.125%, 2/27/14	1,650,000	1,663,388
1.500%, 11/16/15	1,000,000	989,198
Federal Home Loan Bank
1.750%, 8/22/12	2,000,000	2,031,790
4.625%, 10/10/12	1,000,000	1,054,795
0.500%, 11/16/12	500,000	500,588
1.750%, 12/14/12	400,000	407,501
1.500%, 1/16/13	2,500,000	2,540,635
1.625%, 3/20/13	2,950,000	3,008,844
1.000%, 5/17/13	500,000	501,292
0.700%, 5/22/13	400,000	399,795
1.875%, 6/21/13	2,450,000	2,515,790
0.700%, 6/28/13	400,000	399,532
1.250%, 8/16/13	150,000	150,171
0.875%, 10/28/13	100,000	100,044
0.800%, 11/18/13	800,000	800,710
1.000%, 11/18/13	500,000	500,620
0.875%, 11/22/13	150,000	150,160
1.050%, 11/25/13	400,000	401,250
1.100%, 12/6/13	800,000	800,086
0.875%, 12/27/13	800,000	803,101
1.000%, 8/22/14	100,000	99,858
2.000%, 12/9/14	800,000	805,757
1.630%, 8/20/15	400,000	400,746
1.550%, 11/18/15	100,000	98,495
2.150%, 10/26/16	100,000	98,878
Federal Home Loan Mortgage Corp.
4.625%, 10/25/12	1,000,000	1,056,171
0.750%, 10/26/12	100,000	100,029
0.750%, 11/23/12	250,000	250,130
0.375%, 11/30/12	4,050,000	4,049,202
1.125%, 1/14/13	300,000	300,087
0.875%, 2/15/13	100,000	100,072
0.700%, 4/29/13	200,000	200,082
0.625%, 5/23/13	250,000	250,178
1.000%, 5/24/13	350,000	350,385
0.750%, 6/7/13	400,000	400,225
0.780%, 6/7/13	1,000,000	1,000,760
1.250%, 7/25/13	100,000	100,060
1.125%, 8/22/13	100,000	100,112
0.875%, 10/28/13	2,050,000	2,059,440
1.050%, 11/26/13	500,000	500,570
1.000%, 12/9/13	650,000	651,268

	Principal Amount	Value (Note 1)

1.050%, 12/9/13	$1,000,000	$1,001,657
1.625%, 1/21/14	100,000	100,070
1.000%, 1/27/14	150,000	149,974
1.375%, 2/3/14	500,000	500,434
1.500%, 2/11/14	200,000	200,252
1.375%, 2/25/14	1,900,000	1,927,799
1.200%, 4/28/14	150,000	150,087
1.250%, 5/23/14	400,000	401,114
1.350%, 5/23/14	500,000	501,586
1.300%, 6/2/14	400,000	401,027
1.375%, 6/2/14	400,000	400,549
1.125%, 6/30/14	200,000	199,147
1.500%, 11/25/14	1,000,000	1,002,305
1.625%, 11/26/14	400,000	400,761
1.750%, 11/26/14	500,000	500,978
1.625%, 12/9/14	400,000	400,695
1.350%, 1/6/15	200,000	198,878
2.875%, 2/9/15	1,500,000	1,579,524
1.500%, 7/13/15	200,000	197,188
2.250%, 8/12/15	100,000	100,257
2.000%, 8/25/15	200,000	199,704
2.125%, 8/25/15	100,000	100,306
1.750%, 11/23/15	250,000	247,407
2.250%, 12/21/15	100,000	100,838
2.500%, 5/25/16	500,000	502,443
5.500%, 8/23/17	2,450,000	2,872,816
Federal National Mortgage Association
1.125%, 7/30/12	500,000	504,220
4.375%, 9/15/12	500,000	524,127
0.500%, 10/30/12	5,000,000	5,008,150
0.375%, 12/28/12	4,900,000	4,901,117
1.000%, 1/7/13	100,000	100,010
1.750%, 2/22/13	1,650,000	1,684,407
3.250%, 4/9/13	2,450,000	2,573,580
1.750%, 5/7/13	1,450,000	1,482,580
1.500%, 6/26/13	400,000	407,992
4.375%, 7/17/13	1,650,000	1,777,354
1.375%, 7/19/13	300,000	300,151
1.250%, 7/29/13	350,000	350,274
0.500%, 8/9/13	5,000,000	4,993,625
1.000%, 9/23/13	2,050,000	2,066,400
1.200%, 9/27/13	200,000	200,410
1.125%, 10/8/13	100,000	101,099
1.000%, 10/15/13	100,000	100,349
0.750%, 10/25/13	500,000	500,628
0.875%, 11/4/13	100,000	99,870
0.800%, 11/29/13	150,000	150,294
1.000%, 11/29/13	1,000,000	1,002,392
0.750%, 12/18/13	3,250,000	3,249,525
1.300%, 12/30/13	100,000	100,471
1.500%, 12/30/13	100,000	100,481
1.400%, 1/6/14	100,000	100,015
1.450%, 1/24/14	800,000	805,033
1.375%, 1/27/14	200,000	201,040
1.550%, 1/27/14	100,000	100,541
1.350%, 2/24/14	150,000	152,086
1.500%, 2/25/14	350,000	350,622
1.700%, 2/25/14	150,000	150,315
1.250%, 2/27/14	1,200,000	1,215,047
1.000%, 4/25/14	500,000	499,810
1.800%, 6/2/14	100,000	100,230
1.750%, 7/14/14	200,000	200,110

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

1.550%, 8/12/14	$100,000	$100,114
1.250%, 10/28/14	150,000	149,459
2.375%, 7/28/15	1,200,000	1,235,438
2.000%, 8/5/15	100,000	100,195
2.000%, 8/24/15	4,100,000	4,112,021
1.875%, 9/9/15	250,000	251,017
1.875%, 10/15/15	100,000	100,242
1.625%, 10/26/15	1,250,000	1,244,606
1.550%, 10/27/15	150,000	148,868
1.650%, 10/29/15	200,000	197,633
1.625%, 11/9/15	100,000	97,846
1.500%, 11/23/15	200,000	196,952
2.000%, 11/30/15	150,000	149,835
2.000%, 3/28/16	100,000	99,662
2.250%, 6/6/16	400,000	399,829
2.150%, 6/28/16	200,000	199,118
2.200%, 7/5/16	200,000	198,233
2.350%, 9/23/16	100,000	100,316

		93,985,194

Agency CMO (0.1%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17	1,200,000	1,307,384

Foreign Governments (2.2%)
Australia Government Bond
4.500%, 4/15/20	AUD 6,200,000	6,326,496
Canadian Government Bond
2.375%, 9/10/14	$800,000	832,457
Council of Europe Development Bank
2.625%, 2/16/16	400,000	412,233
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,143,126
5.875%, 1/14/15	1,250,000	1,370,711
4.125%, 9/9/15	150,000	156,170
4.000%, 1/29/21	1,000,000	920,526
Federative Republic of Brazil
10.250%, 6/17/13	840,000	991,200
8.000%, 1/15/18	1,205,556	1,449,680
5.875%, 1/15/19	750,000	868,125
8.875%, 10/14/19	270,000	370,575
4.875%, 1/22/21	500,000	534,750
Japan Finance Corp.
1.500%, 7/6/12	250,000	250,909
2.125%, 11/5/12	1,600,000	1,625,725
2.500%, 1/21/16	800,000	807,408
Japan Finance Organization for Municipalities
5.000%, 5/16/17	400,000	452,159
4.000%, 1/13/21	300,000	303,871
Norwegian Government Bond
6.500%, 5/15/13	NOK 6,500,000	1,290,926
Province of British Columbia
2.850%, 6/15/15	$400,000	419,542
Province of Manitoba
4.900%, 12/6/16	400,000	452,304
Province of Nova Scotia
5.125%, 1/26/17	800,000	909,752
Province of Ontario
3.500%, 7/15/13	800,000	844,213
1.375%, 1/27/14	1,650,000	1,659,747
4.100%, 6/16/14	750,000	812,339
2.950%, 2/5/15	1,650,000	1,730,235

	Principal Amount	Value (Note 1)

1.875%, 9/15/15	$1,650,000	$1,648,594
4.950%, 11/28/16	550,000	620,250
4.000%, 10/7/19	600,000	623,428
4.400%, 4/14/20	400,000	424,240
Province of Quebec
4.875%, 5/5/14	540,000	596,652
4.600%, 5/26/15	1,150,000	1,276,482
4.625%, 5/14/18	540,000	595,786
3.500%, 7/29/20	400,000	396,068
Republic of Chile
3.875%, 8/5/20	400,000	402,400
Republic of Hungary
4.750%, 2/3/15	200,000	205,500
6.250%, 1/29/20	500,000	528,000
6.375%, 3/29/21	750,000	791,250
Republic of Italy
4.375%, 6/15/13	1,000,000	1,054,906
2.125%, 9/16/13	300,000	303,413
4.500%, 1/21/15	2,000,000	2,128,458
5.250%, 9/20/16	1,130,000	1,225,148
Republic of Korea
5.750%, 4/16/14	850,000	935,802
7.125%, 4/16/19	400,000	480,207
Republic of Panama
5.200%, 1/30/20	650,000	713,050
Republic of Peru
8.375%, 5/3/16	250,000	308,125
7.125%, 3/30/19	500,000	601,500
Republic of Poland
5.250%, 1/15/14	800,000	865,040
3.875%, 7/16/15	300,000	310,200
6.375%, 7/15/19	1,000,000	1,142,500
Republic of South Africa
6.875%, 5/27/19	400,000	477,000
5.500%, 3/9/20	850,000	928,625
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§	3,000,000	3,049,521
State of Israel
5.125%, 3/1/14	120,000	129,985
5.500%, 11/9/16	850,000	952,211
5.125%, 3/26/19	300,000	321,143
United Mexican States
6.375%, 1/16/13	270,000	290,925
5.875%, 2/17/14	500,000	554,250
6.625%, 3/3/15	750,000	870,750
5.625%, 1/15/17	960,000	1,091,040
8.125%, 12/30/19	750,000	1,042,500
5.125%, 1/15/20	750,000	810,000

		55,630,128

Municipal Bonds (1.3%)
City of New York, New York
6.246%, 6/1/35	1,200,000	1,233,012
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30	1,500,000	1,559,685
Los Angeles County, California Public Works Financing Authority
6.091%, 8/1/22	1,400,000	1,393,070
Metro Wastewater Reclamation District
4.718%, 4/1/19	1,000,000	1,062,740
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,207,040

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	$1,000,000	$1,041,420
New York City Transitional Finance Authority
5.267%, 5/1/27	1,000,000	1,035,650
5.008%, 8/1/27	1,800,000	1,785,222
Northern California Power Agency
7.311%, 6/1/40	1,000,000	1,039,820
Port Authority of New York & New Jersey
5.647%, 11/1/40	700,000	706,769
San Diego County Regional Airport Authority
6.628%, 7/1/40	500,000	501,145
Seminole County Florida Water & Sewer
6.443%, 10/1/40	800,000	818,832
State of California
3.950%, 11/1/15	400,000	416,524
6.200%, 10/1/19	400,000	439,004
7.550%, 4/1/39	3,000,000	3,433,080
State of Illinois
3.321%, 1/1/13	100,000	101,807
4.071%, 1/1/14	100,000	103,348
4.421%, 1/1/15	100,000	102,272
4.961%, 3/1/16	650,000	671,970
5.665%, 3/1/18	500,000	518,660
State of Illinois Toll Highway Authority
5.293%, 1/1/24	3,000,000	3,017,790
State of Texas
4.631%, 4/1/33	700,000	657,370
Tennessee State School Bond Authority
4.848%, 9/15/27	1,000,000	977,850
Texas Transportation Commission
5.028%, 4/1/26	1,800,000	1,892,286
University of California Medical Center
5.435%, 5/15/23	4,700,000	4,628,419
University of Texas, Class B
6.276%, 8/15/41	2,900,000	3,059,993

		33,404,778

Supranational (2.0%)
African Development Bank
3.000%, 5/27/14	500,000	527,549
2.500%, 3/15/16	800,000	822,920
Asian Development Bank
1.625%, 7/15/13	500,000	509,334
3.625%, 9/5/13	500,000	530,850
2.750%, 5/21/14	500,000	523,426
0.875%, 6/10/14	180,000	179,352
4.250%, 10/20/14	540,000	592,829
2.625%, 2/9/15	800,000	836,600
2.500%, 3/15/16	800,000	823,717
5.500%, 6/27/16	500,000	583,118
Corp. Andina de Fomento
3.750%, 1/15/16	800,000	811,075
8.125%, 6/4/19	325,000	396,422
Eksportfinans ASA
1.875%, 4/2/13	1,000,000	1,019,133
2.000%, 9/15/15	1,250,000	1,246,639
European Bank for Reconstruction & Development
3.625%, 6/17/13	350,000	369,208
1.625%, 9/3/15	700,000	698,502
2.500%, 3/15/16	800,000	823,283
European Investment Bank
1.750%, 9/14/12	1,250,000	1,268,565

	Principal Amount	Value (Note 1)

1.625%, 3/15/13	$500,000	$508,229
1.875%, 6/17/13	2,000,000	2,045,426
4.250%, 7/15/13	1,390,000	1,488,451
3.000%, 4/8/14	1,000,000	1,051,421
4.625%, 5/15/14	2,300,000	2,526,980
3.125%, 6/4/14	750,000	793,273
2.875%, 1/15/15	500,000	526,040
2.750%, 3/23/15	500,000	523,463
1.375%, 10/20/15	2,450,000	2,423,805
4.875%, 2/16/16	1,100,000	1,240,328
2.250%, 3/15/16	800,000	811,168
4.875%, 1/17/17	550,000	623,229
2.875%, 9/15/20	500,000	480,735
4.000%, 2/16/21	800,000	832,517
Export Development Canada
1.750%, 9/24/12	400,000	407,064
2.250%, 5/28/15	950,000	979,040
Inter-American Development Bank
4.375%, 9/20/12	550,000	576,107
1.750%, 10/22/12	1,000,000	1,016,802
3.000%, 4/22/14	1,650,000	1,745,997
5.125%, 9/13/16	280,000	321,235
4.250%, 9/10/18	1,000,000	1,102,073
3.875%, 2/14/20	700,000	741,843
International Bank for Reconstruction & Development
0.800%, 7/13/12	500,000	502,184
3.625%, 5/21/13	800,000	846,122
3.500%, 10/8/13	1,000,000	1,065,017
1.375%, 2/10/14	500,000	502,763
2.375%, 5/26/15	500,000	516,538
2.125%, 3/15/16	1,200,000	1,217,536
5.000%, 4/1/16	550,000	625,007
International Finance Corp.
3.500%, 5/15/13	400,000	422,563
3.000%, 4/22/14	1,250,000	1,321,359
2.125%, 11/17/17	400,000	392,801
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,020,910
1.750%, 10/5/15§	400,000	398,905
Korea Development Bank
8.000%, 1/23/14	500,000	569,103
4.375%, 8/10/15	115,000	120,707
3.250%, 3/9/16	900,000	897,381
Nordic Investment Bank
1.625%, 1/28/13	400,000	406,687
3.625%, 6/17/13	250,000	264,287
2.625%, 10/6/14	100,000	104,546
2.500%, 7/15/15	800,000	830,657
5.000%, 2/1/17	250,000	285,683
Svensk Exportkredit AB
3.250%, 9/16/14	300,000	317,856
1.750%, 10/20/15	800,000	794,189
5.125%, 3/1/17	200,000	226,416

		49,976,965

U.S. Government Agencies (7.6%)
Federal Farm Credit Bank
1.875%, 12/7/12	250,000	255,263
4.875%, 1/17/17	700,000	796,654
Federal Home Loan Bank
1.625%, 11/21/12	1,500,000	1,525,561

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

3.375%, 2/27/13	$400,000	$419,300
3.625%, 5/29/13	1,000,000	1,059,340
5.125%, 8/14/13	1,200,000	1,315,990
4.000%, 9/6/13	1,400,000	1,501,412
3.625%, 10/18/13	2,900,000	3,095,211
5.250%, 6/18/14	800,000	901,656
5.500%, 8/13/14	2,850,000	3,248,416
5.375%, 5/18/16	1,650,000	1,913,838
4.750%, 12/16/16	1,250,000	1,418,364
5.000%, 11/17/17	2,250,000	2,584,595
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,150,000	1,277,649
Federal Home Loan Mortgage Corp.
5.500%, 8/20/12	2,450,000	2,592,933
2.125%, 9/21/12	1,650,000	1,685,437
4.125%, 12/21/12	1,650,000	1,739,451
4.500%, 1/15/13	500,000	531,336
3.500%, 5/29/13	500,000	528,779
4.500%, 7/15/13	2,000,000	2,162,450
4.875%, 11/15/13	1,000,000	1,099,550
2.500%, 1/7/14	1,690,000	1,764,323
4.500%, 1/15/14	500,000	546,734
2.500%, 4/23/14	2,000,000	2,088,626
5.000%, 7/15/14	4,880,000	5,455,015
3.000%, 7/28/14	2,350,000	2,487,036
4.500%, 1/15/15	2,200,000	2,442,783
4.750%, 11/17/15	1,000,000	1,125,491
5.125%, 10/18/16	2,000,000	2,290,376
5.000%, 4/18/17	300,000	343,111
4.875%, 6/13/18	4,300,000	4,887,298
4.250%, 12/12/18	250,000	253,685
3.750%, 3/27/19	1,250,000	1,322,659
Federal National Mortgage Association
1.750%, 8/10/12	1,200,000	1,218,619
4.750%, 11/19/12	2,900,000	3,074,476
3.625%, 2/12/13	1,000,000	1,050,211
4.625%, 10/15/13	3,460,000	3,773,147
2.875%, 12/11/13	500,000	526,470
2.750%, 2/5/14	1,200,000	1,261,805
2.750%, 3/13/14	2,500,000	2,629,862
2.500%, 5/15/14	2,500,000	2,609,715
3.000%, 7/28/14	400,000	400,680
3.000%, 9/16/14	1,000,000	1,061,633
3.000%, 9/29/14	400,000	402,467
2.625%, 11/20/14	400,000	419,483
5.000%, 4/15/15 #	13,210,000	14,954,209
4.375%, 10/15/15	1,650,000	1,828,466
5.000%, 3/15/16	4,150,000	4,729,394
4.875%, 12/15/16	1,700,000	1,928,801
5.000%, 2/13/17	2,000,000	2,283,604
5.000%, 5/11/17	1,390,000	1,589,963
5.375%, 6/12/17	2,450,000	2,851,494
4.000%, 8/1/40	1,976,958	1,980,124
3.500%, 12/1/40	2,970,605	2,846,210
4.000%, 2/1/41	27,914,788	27,959,496
3.500%, 7/25/41 TBA	8,000,000	7,651,875
4.000%, 7/25/41 TBA	37,000,000	37,000,000
4.500%, 7/25/41 TBA	9,000,000	9,311,485

		192,004,011

U.S. Treasuries (37.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,342,650

	Principal Amount	Value (Note 1)

9.250%, 2/15/16	$3,000,000	$4,033,125
7.250%, 5/15/16	2,780,000	3,509,750
7.500%, 11/15/16	2,500,000	3,225,195
8.750%, 5/15/17	1,680,000	2,306,193
8.875%, 8/15/17	3,350,000	4,655,190
9.125%, 5/15/18	840,000	1,205,138
8.875%, 2/15/19	1,200,000	1,729,500
8.125%, 8/15/19	1,980,000	2,771,226
3.625%, 2/15/20	18,700,000	19,782,562
8.750%, 8/15/20	2,880,000	4,221,000
7.875%, 2/15/21	1,650,000	2,314,254
4.375%, 5/15/41	6,200,000	6,190,328
U.S. Treasury Notes
1.500%, 7/15/12	2,500,000	2,532,618
0.625%, 7/31/12	4,000,000	4,016,400
4.625%, 7/31/12	4,100,000	4,293,631
1.750%, 8/15/12	22,550,000	22,927,013
4.375%, 8/15/12	2,000,000	2,092,344
0.375%, 8/31/12	5,000,000	5,006,640
4.125%, 8/31/12	4,400,000	4,597,657
1.375%, 9/15/12	8,200,000	8,307,625
0.375%, 9/30/12	16,300,000	16,318,468
1.375%, 10/15/12	8,000,000	8,110,000
0.375%, 10/31/12	10,000,000	10,009,770
1.375%, 11/15/12	5,000,000	5,072,070
4.000%, 11/15/12	5,750,000	6,038,845
1.125%, 12/15/12	6,200,000	6,269,992
0.625%, 12/31/12	17,900,000	17,973,426
3.625%, 12/31/12	8,000,000	8,390,312
1.375%, 1/15/13	12,200,000	12,388,722
0.625%, 1/31/13	12,200,000	12,248,129
2.875%, 1/31/13	1,500,000	1,559,004
1.375%, 2/15/13	7,700,000	7,822,415
3.875%, 2/15/13	2,500,000	2,640,917
2.750%, 2/28/13	9,750,000	10,130,474
1.375%, 3/15/13	5,700,000	5,793,537
1.750%, 4/15/13	15,000,000	15,352,800
0.625%, 4/30/13	2,000,000	2,007,180
3.125%, 4/30/13	5,300,000	5,560,241
1.375%, 5/15/13	3,000,000	3,052,260
0.500%, 5/31/13	4,000,000	4,004,220
3.500%, 5/31/13	4,680,000	4,951,112
0.375%, 6/30/13	3,000,000	2,995,080
3.375%, 6/30/13	5,450,000	5,766,781
1.000%, 7/15/13	6,500,000	6,569,095
3.375%, 7/31/13	2,520,000	2,672,185
0.750%, 8/15/13	12,200,000	12,264,806
3.125%, 8/31/13	3,000,000	3,168,984
0.750%, 9/15/13	5,000,000	5,023,830
3.125%, 9/30/13	8,250,000	8,726,949
0.500%, 10/15/13	9,750,000	9,734,770
2.750%, 10/31/13	2,520,000	2,646,000
0.500%, 11/15/13	5,000,000	4,987,890
4.250%, 11/15/13	4,100,000	4,450,743
2.000%, 11/30/13	5,050,000	5,218,069
1.500%, 12/31/13	4,940,000	5,046,131
1.750%, 1/31/14	8,090,000	8,314,368
1.250%, 2/15/14	16,250,000	16,488,680
4.000%, 2/15/14	2,000,000	2,172,500
1.875%, 2/28/14	3,500,000	3,609,102
1.750%, 3/31/14	5,000,000	5,139,060
1.875%, 4/30/14	3,000,000	3,093,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

1.000%, 5/15/14	$3,000,000	$3,019,920
4.750%, 5/15/14	15,000,000	16,700,385
2.250%, 5/31/14	4,100,000	4,273,930
2.625%, 6/30/14	5,000,000	5,268,360
2.625%, 7/31/14	8,000,000	8,433,128
4.250%, 8/15/14	6,500,000	7,184,021
2.375%, 8/31/14	14,200,000	14,857,858
2.375%, 9/30/14	8,000,000	8,372,496
2.375%, 10/31/14	4,700,000	4,915,537
4.250%, 11/15/14	2,700,000	2,990,461
2.125%, 11/30/14	8,500,000	8,816,098
2.625%, 12/31/14	8,500,000	8,959,527
2.250%, 1/31/15	5,500,000	5,723,009
4.000%, 2/15/15	2,410,000	2,656,273
2.375%, 2/28/15	8,300,000	8,670,927
2.500%, 3/31/15	3,500,000	3,671,710
2.500%, 4/30/15	9,000,000	9,438,750
4.125%, 5/15/15	2,000,000	2,219,218
2.125%, 5/31/15	15,400,000	15,919,750
1.875%, 6/30/15	8,550,000	8,750,395
1.750%, 7/31/15	4,000,000	4,067,800
4.250%, 8/15/15	2,790,000	3,114,555
1.250%, 8/31/15	3,000,000	2,986,641
1.250%, 9/30/15	11,450,000	11,375,758
1.250%, 10/31/15	5,000,000	4,957,810
4.500%, 11/15/15	9,850,000	11,119,724
1.375%, 11/30/15	8,150,000	8,109,886
2.125%, 12/31/15	2,500,000	2,566,405
2.000%, 1/31/16	2,500,000	2,548,633
4.500%, 2/15/16	2,000,000	2,262,032
2.625%, 2/29/16	19,000,000	19,884,678
2.250%, 3/31/16	5,000,000	5,142,600
2.375%, 3/31/16	3,000,000	3,103,827
2.000%, 4/30/16	3,000,000	3,045,480
2.625%, 4/30/16	1,500,000	1,567,383
5.125%, 5/15/16	3,350,000	3,893,330
1.750%, 5/31/16	3,000,000	3,004,680
3.250%, 5/31/16	6,550,000	7,033,062
1.500%, 6/30/16	8,000,000	7,902,480
3.250%, 6/30/16	3,000,000	3,218,673
3.250%, 7/31/16	1,000,000	1,072,266
4.875%, 8/15/16	1,380,000	1,590,881
3.000%, 8/31/16	3,000,000	3,176,250
3.000%, 9/30/16	4,100,000	4,336,070
3.125%, 10/31/16	5,400,000	5,740,033
4.625%, 11/15/16	5,000,000	5,706,250
2.750%, 11/30/16	11,000,000	11,468,358
3.250%, 12/31/16	7,350,000	7,840,958
3.125%, 1/31/17	12,200,000	12,935,806
4.625%, 2/15/17	4,450,000	5,077,521
3.000%, 2/28/17	4,300,000	4,524,408
3.250%, 3/31/17	2,400,000	2,556,000
3.125%, 4/30/17	4,100,000	4,335,430
4.500%, 5/15/17	2,000,000	2,269,376
2.750%, 5/31/17	3,000,000	3,104,298
2.500%, 6/30/17	8,150,000	8,307,906
2.375%, 7/31/17	3,000,000	3,031,875
4.750%, 8/15/17	2,600,000	2,990,406
1.875%, 8/31/17	3,500,000	3,430,000
1.875%, 9/30/17	8,200,000	8,017,419
1.875%, 10/31/17	5,000,000	4,879,295
4.250%, 11/15/17	5,050,000	5,660,737

	Principal Amount	Value (Note 1)

2.250%, 11/30/17	$8,150,000	$8,126,438
2.750%, 12/31/17	1,000,000	1,026,719
2.625%, 1/31/18	2,500,000	2,544,335
3.500%, 2/15/18	3,250,000	3,486,896
2.750%, 2/28/18	9,750,000	9,983,844
2.875%, 3/31/18	1,000,000	1,030,156
2.625%, 4/30/18	3,000,000	3,037,500
3.875%, 5/15/18	2,200,000	2,409,860
2.375%, 5/31/18	8,000,000	7,957,520
4.000%, 8/15/18	5,300,000	5,840,764
3.750%, 11/15/18	5,110,000	5,535,566
2.750%, 2/15/19	10,600,000	10,701,855
3.125%, 5/15/19	10,650,000	10,996,125
3.625%, 8/15/19	11,400,000	12,146,347
3.375%, 11/15/19	9,450,000	9,851,625
3.500%, 5/15/20 #	19,900,000	20,775,202
2.625%, 8/15/20	13,850,000	13,406,371
2.625%, 11/15/20	9,500,000	9,149,687
3.625%, 2/15/21	16,700,000	17,413,658
3.125%, 5/15/21	6,000,000	5,983,140

		934,045,047

Total Government Securities		1,360,353,507

Time Deposit (0.2%)
Financials (0.2%)
Certificate of Deposit (0.2%)
Banco do Brasil S.A.
2.270%, 2/14/14 (p)	5,600,000	5,593,280

Total Financials		5,593,280

Total Time Deposits		5,593,280

Total Long-Term Debt Securities (100.2%) (Cost $2,474,220,610)		2,528,053,106

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Gallery Media Holding Ltd. (ADR)*†(b)	747	—

Network Communications, Inc. (ADR)*†(b)	310,800	15,540

Total Common Stocks (0.0%) (Cost $15,540)		15,540

	Number of Warrants	Value (Note 1)
WARRANT:
Industrials (0.0%)
Construction & Engineering (0.0%)
Alion Science and Technology Corp., expiring 3/15/17*†(b) (Cost $0)	781	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.2%)
Itau Unibanco Holding S.A.
3.06%, 2/6/12 (p)	4,900,000	4,857,664

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)

Government Securities (0.3%)
U.S. Treasury Bills
0.02%, 9/22/11 (p)	$2,700,000	$2,699,843
0.03%, 10/13/11 (p)	6,500,000	6,499,402

Total Government Securities		9,199,245

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.000%, 7/1/11	37,071,974	37,071,974

Total Short-Term Investments (2.0%) (Cost $51,122,569)		51,128,883

Total Investments Before Options Written (102.2%) (Cost $2,525,358,719)		2,579,197,529

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
August 2011 @ $124.50*	(736)	(402,500)

Total Options Written (0.0%) (Premiums Received $466,066)		(402,500)

Total Investments after Options Written (102.2%) (Cost $2,524,892,653)		$2,578,795,029
Other Assets Less Liabilities (-2.2%)		(56,450,106)

Net Assets (100%)		$2,522,344,923

*	Non-income producing.
†	Securities (totalling $7,294,336 or 0.3% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $305,314,682 or 12.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,675,609.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2011.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.

Glossary:

ABS	— Asset-Backed Security
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CMO	— Collateralized Mortgage Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
NOK	— Norwegian Krone
PIK	— Payment-in Kind Security
TBA	— Security is subject to delayed delivery.

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar	210	June-13	$51,660,359	$51,667,875	$7,516
90 Day Eurodollar	403	September-13	98,992,601	98,891,162	(101,439)
90 Day Eurodollar	408	December-13	100,236,200	99,842,700	(393,500)
90 Day Eurodollar	716	March-14	175,429,730	174,757,700	(672,030)
90 Day Eurodollar	560	June-14	136,715,750	136,318,000	(397,750)
90 Day Sterling	237	March-12	47,009,009	47,047,404	38,395
90 Day Sterling	140	March-13	27,578,337	27,581,066	2,729

					$(1,516,079)

At June 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	30,445	$4,714,008	$4,600,000	$114,008
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Citibank N.A.	20,016	3,099,267	3,070,000	29,267
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	28,884	4,472,231	4,430,000	42,231

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	6,877	$1,067,869	$1,070,714	$(2,845)
European Union Euro vs. U.S. Dollar, expiring 7/15/11	JPMorgan Chase Bank	3,624	5,253,894	5,215,625	38,269
European Union Euro vs. U.S. Dollar, expiring 7/18/11	Barclays Bank plc	183	265,283	257,603	7,680
European Union Euro vs. U.S. Dollar, expiring 7/18/11	Citibank N.A.	1,581	2,291,865	2,270,809	21,056
European Union Euro vs. U.S. Dollar, expiring 7/18/11	Citibank N.A.	3,700	5,363,631	5,314,354	49,277
European Union Euro vs. U.S. Dollar, expiring 7/18/11	HSBC Bank plc	700	1,014,741	1,007,930	6,811
European Union Euro vs. U.S. Dollar, expiring 7/18/11	JPMorgan Chase Bank	588	852,383	830,698	21,685
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	425	614,583	581,942	32,641
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,125	1,626,836	1,598,771	28,065
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,575	2,277,571	2,148,221	129,350
Korean Won vs. U.S. Dollar, expiring 8/12/11	Citibank N.A.	2,024,210	1,891,351	1,800,098	91,253
Korean Won vs. U.S. Dollar, expiring 8/12/11	Goldman Sachs & Co.	5,538,468	5,174,951	5,070,000	104,951
Korean Won vs. U.S. Dollar, expiring 8/12/11	JPMorgan Chase Bank	3,308,066	3,090,941	3,012,399	78,542
Mexican Peso vs. U.S. Dollar, expiring 7/7/11	HSBC Bank plc	530	45,239	42,672	2,567
Mexican Peso vs. U.S. Dollar, expiring 11/18/11	Morgan Stanley	530	44,671	45,162	(491)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	61,633	11,399,022	11,636,113	(237,091)
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Barclays Bank plc	700	569,903	547,485	22,418
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	800	651,317	626,191	25,126
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	900	732,732	703,180	29,552
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	2,616	2,130,022	2,054,582	75,440
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	900	732,732	703,606	29,126
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	300	244,244	234,212	10,032
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	JPMorgan Chase Bank	65,481	2,289,712	2,300,000	(10,288)

					$738,632

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/29/11	Bank of America	8,063	$8,400,840	$8,620,879	$(220,039)
British Pound vs. U.S. Dollar, expiring 9/13/11	Barclays Bank plc	86	139,061	137,908	1,153
British Pound vs. U.S. Dollar, expiring 9/15/11	JPMorgan Chase Bank	3,775	6,025,995	6,053,401	(27,406)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	64,350	9,899,999	9,963,719	(63,720)
Danish Krone vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	1,027	203,819	199,505	4,314
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	37,659	6,585,412	7,286,684	(701,272)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	15,078	2,630,515	2,917,456	(286,941)
European Union Euro vs. U.S. Dollar, expiring 7/15/11	JPMorgan Chase Bank	1,506	2,152,616	2,183,323	(30,707)
European Union Euro vs. U.S. Dollar, expiring 7/15/11	JPMorgan Chase Bank	14,124	20,061,729	20,476,269	(414,540)

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/18/11	Credit Suisse First Boston	10,336	$14,907,096	$14,983,376	$(76,280)
European Union Euro vs. U.S. Dollar, expiring 7/18/11	JPMorgan Chase Bank	3,325	4,859,704	4,820,020	39,684
European Union Euro vs. U.S. Dollar, expiring 9/22/11	JPMorgan Chase Bank	2,800	3,993,892	4,051,292	(57,400)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,125	1,549,125	1,626,836	(77,711)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,575	2,052,698	2,277,571	(224,873)
Japanese Yen vs. U.S. Dollar, expiring 7/14/11	Citibank N.A.	281,263	3,324,100	3,493,890	(169,790)
Korean Won vs. U.S. Dollar, expiring 8/12/11	Goldman Sachs & Co.	5,266,469	4,810,000	4,920,804	(110,804)
Mexican Peso vs. U.S. Dollar, expiring 7/7/11	Morgan Stanley	530	45,787	45,239	548
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Barclays Bank plc	800	147,572	147,960	(388)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Citibank N.A.	11,208	2,070,187	2,072,919	(2,732)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	Citibank N.A.	28,698	5,300,700	5,307,695	(6,995)
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	947	175,335	175,148	187
Norwegian Krone vs. U.S. Dollar, expiring 8/8/11	JPMorgan Chase Bank	27,076	5,021,421	5,007,706	13,715
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Goldman Sachs & Co.	6,173	4,900,000	5,025,743	(125,743)
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	Barclays Bank plc	62,546	2,200,000	2,187,083	12,917

					$(2,524,823)

					$(1,786,191)

Options Written:

Options written through the period ended June 30, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2011	452	$206,136
Options Written	1,824	815,424
Options Terminated in Closing Purchase Transactions	(1,380)	(488,394)
Options Expired	(160)	(67,100)
Options Exercised	—	—

Options Outstanding - June 30, 2011	736	$466,066

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in Active Markets for Identical Securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$7,031,734	$3,585,816	$10,617,550
Non-Agency CMO	—	23,079,957	—	23,079,957
Common Stocks
Consumer Discretionary	—	—	15,540	15,540
Corporate Bonds
Consumer Discretionary	—	97,744,236	2,592,980	100,337,216
Consumer Staples	—	71,147,132	—	71,147,132
Energy	—	84,386,484	—	84,386,484
Financials	—	497,944,008	—	497,944,008
Health Care	—	58,417,789	—	58,417,789
Industrials	—	90,592,373	1,100,000	91,692,373
Information Technology	—	32,458,709	—	32,458,709
Materials	—	77,101,083	—	77,101,083
Telecommunication Services	—	57,502,126	—	57,502,126
Utilities	—	57,421,892	—	57,421,892
Forward Currency Contracts	—	1,061,865	—	1,061,865
Futures	48,640	—	—	48,640
Government Securities
Agency ABS	—	93,985,194	—	93,985,194
Agency CMO	—	1,307,384	—	1,307,384
Foreign Governments	—	55,630,128	—	55,630,128
Municipal Bonds	—	33,404,778	—	33,404,778
Supranational	—	49,976,965	—	49,976,965
U.S. Government Agencies	—	192,004,011	—	192,004,011
U.S. Treasuries	—	934,045,047	—	934,045,047
Short-Term Investments	—	51,128,883	—	51,128,883
Time Deposits
Financials	—	5,593,280	—	5,593,280
Warrants
Industrials	—	—	—	—

Total Assets	$48,640	$2,572,965,058	$7,294,336	$2,580,308,034

Liabilities:
Forward Currency Contracts	—	(2,848,056)	—	(2,848,056)
Futures	(1,564,719)	—	—	(1,564,719)
Options Written
Call Options Written	(402,500)	—	—	(402,500)

Total Liabilities	$(1,967,219)	$(2,848,056)	$—	$(4,815,275)

Total	$(1,918,579)	$2,570,117,002	$7,294,336	$2,575,492,759

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt Securities- Asset-Backed Securities	Investments in Corporate Bonds- Consumer Discretionary

Balance as of 12/31/10	$1,904,751	$1,224,469
Total gains or losses (realized/unrealized) included in earnings	(85,059)	(19,505)
Purchases	3,852,067	1,388,016
Sales	(181,192)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(1,904,751)	—

Balance as of 6/30/11	$3,585,816	$2,592,980

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$(85,059)	$(19,505)

Investments in Corporate Bonds- Healthcare

Balance as of 12/31/10	$163,073
Total gains or losses (realized/unrealized) included in earnings	18,119
Purchases	(181,192)
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/11	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Investments in Corporate Bonds- Industrials	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Telecom

Balance as of 12/31/10	$1,100,000	$—	$68,720
Total gains or losses (realized/unrealized) included in earnings	6	—	77,310
Purchases	—	15,540	—
Sales	(6)	—	(146,030)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	$1,100,000	$15,540	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11.	$—	$—	$—

Fair Values of Derivative Instruments as of June 30, 2011:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$48,640	*
Foreign exchange contracts	Receivables	1,061,865
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$1,110,505

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(1,967,219	)*
Foreign exchange contracts	Payables	(2,848,056)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(4,815,275)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$283,392	$3,315,675	$—	$—	$3,599,067
Foreign exchange contracts	—	—	(1,830,320)	—	(1,830,320)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$283,392	$3,315,675	$(1,830,320)	$—	$1,768,747

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$172,414	$(1,516,079)	$—	$—	$(1,343,665)
Foreign exchange contracts	—	—	(2,641,621)	—	(2,641,621)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$172,414	$(1,516,079)	$(2,641,621)	$—	$(3,985,286)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $160,449,000, futures contracts with an average notional balance of approximately $308,769,000 and option contracts with an average notional balance of approximately $273,000 during the six months ended June 30, 2011.

^ This Portfolio held options, forward foreign currency and futures contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,491,162,839
Long-term U.S. Treasury securities	826,843,396

$2,318,006,235

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,810,904,518
Long-term U.S. Treasury securities	547,185,463

$2,358,089,981

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,312,912
Aggregate gross unrealized depreciation	(7,992,653)

Net unrealized appreciation	$53,320,259

Federal income tax cost of investments	$2,525,877,270

The Portfolio has a net capital loss carryforward of $599,445,774 of which $11,568,090 expires in the year 2014, $80,510,058 expires in the year 2016 and $507,367,626 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $2,525,358,719)	$2,579,197,529
Cash	3,640,948
Foreign cash (Cost $1,256,792)	1,279,747
Dividends, interest and other receivables	24,503,810
Receivable for securities sold	11,323,497
Receivable from Separate Accounts for Trust shares sold	1,755,373
Unrealized appreciation of forward foreign currency contracts	1,061,865
Other assets	15,220

Total assets	2,622,777,989

LIABILITIES
Payable for forward commitments	54,932,567
Payable for securities purchased	37,501,890
Unrealized depreciation of forward foreign currency contracts	2,848,056
Payable to Separate Accounts for Trust shares redeemed	1,256,987
Investment management fees payable	1,077,398
Due to broker for futures variation margin	901,001
Payable for return of cash collateral on forward contracts	469,840
Options written, at value (Premiums received $466,066)	402,500
Payable for return of cash collateral on forward commitments	339,566
Administrative fees payable	329,825
Distribution fees payable - Class B	148,698
Trustees’ fees payable	30,013
Accrued expenses	194,725

Total liabilities	100,433,066

NET ASSETS	$2,522,344,923

Net assets were comprised of:
Paid in capital	$3,021,052,896
Accumulated undistributed net investment income (loss)	32,736,161
Accumulated undistributed net realized gains (losses) on investments, securities sold short, options written, futures and foreign currency transactions	(582,080,217)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	50,636,083

Net assets	$2,522,344,923

Class A
Net asset value, offering and redemption price per share, $1,806,124,426 / 453,518,427 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.98

Class B
Net asset value, offering and redemption price per share, $716,220,497 / 180,929,737 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.96

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest (net of $19,499 foreign withholding tax)	$42,966,183

Total income	42,966,183

EXPENSES
Investment management fees	6,313,243
Administrative fees	1,850,562
Distribution fees - Class B	890,551
Printing and mailing expenses	95,699
Custodian fees	75,573
Professional fees	40,834
Trustees’ fees	20,476
Miscellaneous	62,693

Total expenses	9,349,631

NET INVESTMENT INCOME (LOSS)	33,616,552

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	16,385,825
Foreign currency transactions	(345,231)
Futures	3,315,675
Options written	283,392
Securities sold short	5,117

Net realized gain (loss)	19,644,778

Change in unrealized appreciation (depreciation) on:
Securities	11,013,411
Foreign currency translations	(2,410,319)
Options written	172,414
Futures	(1,516,079)

Net change in unrealized appreciation (depreciation)	7,259,427

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,904,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,520,757

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,616,552	$62,732,496
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	19,644,778	14,140,540
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	7,259,427	40,875,611

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	60,520,757	117,748,647

DIVIDENDS:
Dividends from net investment income
Class A	—	(49,411,382)
Class B	—	(18,727,267)

TOTAL DIVIDENDS	—	(68,138,649)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 41,178,574 and 225,571,439 shares, respectively ]	162,300,008	890,017,496
Capital shares issued in reinvestment of dividends[ 0 and 12,772,091 shares, respectively ]	—	49,411,382
Capital shares repurchased [ (33,505,761) and (36,306,915) shares, respectively ]	(131,620,479)	(142,103,815)

Total Class A transactions	30,679,529	797,325,063

Class B
Capital shares sold [ 15,395,672 and 40,804,322 shares, respectively ]	60,157,981	158,175,904
Capital shares issued in reinvestment of dividends[ 0 and 4,863,331 shares, respectively ]	—	18,727,267
Capital shares repurchased [ (19,732,925) and (40,534,052) shares, respectively ]	(77,230,510)	(157,798,380)

Total Class B transactions	(17,072,529)	19,104,791

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,607,000	816,429,854

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,127,757	866,039,852
NET ASSETS:
Beginning of period	2,448,217,166	1,582,177,314

End of period (a)	$2,522,344,923	$2,448,217,166

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$32,736,161	$(880,391)

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010	2009	2008	2007	2006
Net asset value, beginning of period	$3.88	$3.74	$3.56	$5.34	$5.61	$5.47

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.13 (e)	0.18 (e)	0.44 (e)	0.45 (e)	0.42 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.05	0.12	0.18	(1.72)	(0.27)	0.14

Total from investment operations	0.10	0.25	0.36	(1.28)	0.18	0.56

Less distributions:
Dividends from net investment income	—	(0.11)	(0.18)	(0.50)	(0.45)	(0.42)

Total dividends and distributions	—	(0.11)	—	—	—	—

Net asset value, end of period	$3.98	$3.88	$3.74	$3.56	$5.34	$5.61

Total return (b)	2.58%	6.79%	10.09%	(23.39)%	3.29%	10.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,806,124	$1,731,954	$911,802	$682,451	$887,961	$855,156
Ratio of expenses to average net assets (a)	0.69%	0.70%	0.74%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets (a)	2.82%	3.20%	4.72%	8.81%	7.78%	7.45%
Portfolio turnover rate	93%	261%	371%	155%	108%	103%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class B		2010	2009		2008	2007	2006
Net asset value, beginning of period	$3.87	$3.72	$3.55		$5.32	$5.58	$5.44

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.12 (e)	0.17	(e)	0.42 (e)	0.43 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.04	0.13	0.17		(1.70)	(0.25)	0.13

Total from investment operations	0.09	0.25	0.34		(1.28)	0.18	0.54

Less distributions:
Dividends from net investment income	—	(0.10)	(0.17)		(0.49)	(0.44)	(0.40)

Total dividends and distributions	—	(0.10)	—		—	—	—

Net asset value, end of period	$3.96	$3.87	$3.72		$3.55	$5.32	$5.58

Total return (b)	2.33%	6.82%	9.53%		(23.55)%	3.18%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$716,220	$716,263	$670,375		$623,307	$1,034,629	$1,101,281
Ratio of expenses to average net assets (a)	0.94%	0.95%	0.99	%(c)	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets (a)	2.57%	2.99%	4.62%		8.46%	7.53%	7.20%
Portfolio turnover rate	93%	261%	371%		155%	108%	103%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Information Technology	20.7%
Health Care	14.6
Consumer Discretionary	12.9
Industrials	9.8
Materials	6.6
Energy	6.0
Financials	5.1
Consumer Staples	1.9
Utilities	1.1
Telecommunication Services	0.8
Cash and Other	20.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,038.30	$5.15
Hypothetical (5% average return before expenses)	1,000.00	1,019.74	5.11
Class B
Actual	1,000.00	1,037.40	6.42
Hypothetical (5% average return before expenses)	1,000.00	1,018.50	6.36

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.02% and 1.27% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	5,213	$59,324
Amerigon, Inc.*	8,025	139,474
Cooper Tire & Rubber Co.	22,258	440,486
Dana Holding Corp.*	49,359	903,270
Dorman Products, Inc.*	3,904	154,520
Drew Industries, Inc.	2,679	66,225
Exide Technologies, Inc.*	7,091	54,175
Stoneridge, Inc.*	9,424	138,910
Tenneco, Inc.*	21,685	955,658
Tower International, Inc.*	2,290	40,510

		2,952,552

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,436	100,812

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	578	20,635
Pool Corp.	17,297	515,623

		536,258

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	6,437	286,511
Archipelago Learning, Inc.*	2,945	29,038
Bridgepoint Education, Inc.*	6,429	160,725
Capella Education Co.*	5,652	236,536
Coinstar, Inc.*	11,250	613,575
Grand Canyon Education, Inc.*	10,329	146,465
Hillenbrand, Inc.	22,364	528,909
K12, Inc.*	35,704	1,183,231
Matthews International Corp., Class A	4,185	168,028
National American University Holdings, Inc.	2,848	26,800
Pre-Paid Legal Services, Inc.*	2,644	175,799
Sotheby’s, Inc.	24,222	1,053,657
Steiner Leisure Ltd.*	5,417	247,448
Strayer Education, Inc.	4,378	553,335
Universal Technical Institute, Inc.	7,638	151,003

		5,561,060

Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc.*	8,812	144,957
Ambassadors Group, Inc.	1,817	16,044
Ameristar Casinos, Inc.	11,531	273,400
Biglari Holdings, Inc.*	42	16,424
BJ’s Restaurants, Inc.*	62,924	3,294,701
Bravo Brio Restaurant Group, Inc.*	59,444	1,452,217
Buffalo Wild Wings, Inc.*	6,566	435,392
California Pizza Kitchen, Inc.*	5,269	97,318
Caribou Coffee Co., Inc.*	53,889	713,490
Carrols Restaurant Group, Inc.*	4,538	47,377
CEC Entertainment, Inc.	7,090	284,380
Cheesecake Factory, Inc.*	20,712	649,736
Churchill Downs, Inc.	1,167	52,608
Country Style Cooking Restaurant Chain Co., Ltd. (ADR)*	71,379	949,341
Cracker Barrel Old Country Store, Inc.	7,777	383,484

	Number of Shares	Value (Note 1)

Denny’s Corp.*	26,064	$101,128
DineEquity, Inc.*	5,564	290,830
Domino’s Pizza, Inc.*	8,422	212,571
Einstein Noah Restaurant Group, Inc.	1,820	27,245
Interval Leisure Group, Inc.*	14,462	197,985
Jack in the Box, Inc.*	1,060	24,147
Jamba, Inc.*	24,224	51,839
Krispy Kreme Doughnuts, Inc.*	21,210	201,707
Lakes Entertainment, Inc.*	53,886	118,549
Life Time Fitness, Inc.*	13,724	547,725
Morgans Hotel Group Co.*	3,243	23,317
P.F. Chang’s China Bistro, Inc.	114,300	4,599,432
Papa John’s International, Inc.*	7,021	233,519
Peet’s Coffee & Tea, Inc.*	13,776	794,875
Pinnacle Entertainment, Inc.*	1,296	19,310
Red Robin Gourmet Burgers, Inc.*	4,169	151,668
Ruth’s Hospitality Group, Inc.*	2,401	13,470
Scientific Games Corp., Class A*	11,024	113,988
Shuffle Master, Inc.*	15,824	148,034
Six Flags Entertainment Corp.	14,920	558,754
Sonic Corp.*	22,098	234,902
Texas Roadhouse, Inc.	21,034	368,831
Town Sports International Holdings, Inc.*	3,037	23,112
Vail Resorts, Inc.	89,657	4,143,947

		22,011,754

Household Durables (1.1%)
American Greetings Corp., Class A	880	21,155
Brookfield Incorporacoes S.A.*	416,884	2,039,050
Ethan Allen Interiors, Inc.	3,083	65,637
iRobot Corp.*	93,669	3,305,579
Kid Brands, Inc.*	490,688	2,531,950
Libbey, Inc.*	7,030	114,027
Universal Electronics, Inc.*	2,010	50,772

		8,128,170

Internet & Catalog Retail (1.6%)
Blue Nile, Inc.*	87,029	3,827,536
E-Commerce China Dangdang, Inc. (ADR)*	55,419	642,306
Geeknet, Inc.*	1,542	41,202
HSN, Inc.*	14,335	471,908
MakeMyTrip Ltd.*	51,840	1,270,080
Nutrisystem, Inc.	9,506	133,654
Ocado Group plc*	593,231	1,734,504
Overstock.com, Inc.*	4,221	64,244
PetMed Express, Inc.	7,814	92,596
Shutterfly, Inc.*	63,982	3,673,847
U.S. Auto Parts Network, Inc.*	5,340	40,904
Valuevision Media, Inc., Class A*	11,676	89,321

		12,082,102

Leisure Equipment & Products (0.5%)
Brunswick Corp.	31,933	651,433
Marine Products Corp.*	2,106	14,152
Smith & Wesson Holding Corp.*	7,982	23,946
Sturm Ruger & Co., Inc.	6,814	149,567
Universal Entertainment Corp.	89,200	2,979,826

		3,818,924

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Media (0.9%)
Arbitron, Inc.	9,728	$402,058
Belo Corp., Class A*	9,964	75,029
Cinemark Holdings, Inc.	30,202	625,483
Crown Media Holdings, Inc., Class A*	2,058	3,931
Cumulus Media, Inc., Class A*	1,442	5,047
Entravision Communications Corp., Class A*	11,354	21,005
Global Sources Ltd.*	4,150	38,138
Global Traffic Network, Inc.*	5,042	57,933
interCLICK, Inc.*	7,337	58,402
Knology, Inc.*	10,236	152,005
LIN TV Corp., Class A*	779	3,794
Lions Gate Entertainment Corp.*	16,445	108,866
MDC Partners, Inc., Class A	8,895	160,644
Morningstar, Inc.	44,583	2,709,755
National CineMedia, Inc.	19,773	334,361
Nexstar Broadcasting Group, Inc., Class A*	751	6,166
Pandora Media, Inc.*	35,756	676,146
ReachLocal, Inc.*	3,568	74,321
Rentrak Corp.*	3,465	61,469
Sinclair Broadcast Group, Inc., Class A	1,316	14,450
Valassis Communications, Inc.*	17,570	532,371
Value Line, Inc.	550	7,375
Warner Music Group Corp.*	6,599	54,244
World Wrestling Entertainment, Inc., Class A	8,684	82,759

		6,265,752

Multiline Retail (0.0%)
99 Cents Only Stores*	1,981	40,095
Gordmans Stores, Inc.*	1,797	31,250

		71,345

Specialty Retail (1.6%)
Aeropostale, Inc.*	28,912	505,960
America’s Car-Mart, Inc.*	1,783	58,839
ANN, Inc.*	18,684	487,652
Ascena Retail Group, Inc.*	22,516	766,670
Body Central Corp.*	70,129	1,650,135
Buckle, Inc.	9,658	412,397
Cato Corp., Class A	9,905	285,264
Citi Trends, Inc.*	65,996	995,220
Conn’s, Inc.*	454	3,927
Cost Plus, Inc.*	4,267	42,670
Destination Maternity Corp.	3,844	76,803
Express, Inc.	19,786	431,335
Finish Line, Inc., Class A	5,672	121,381
Genesco, Inc.*	832	43,347
GNC Holdings, Inc., Class A*	8,130	177,315
hhgregg, Inc.*	403	5,400
Hibbett Sports, Inc.*	40,267	1,639,270
Jos. A. Bank Clothiers, Inc.*	9,909	495,549
Lumber Liquidators Holdings, Inc.*	8,282	210,363
Men’s Wearhouse, Inc.	3,151	106,189
Monro Muffler Brake, Inc.	10,919	407,170
New York & Co., Inc.*	775	3,836
Pier 1 Imports, Inc.*	12,131	140,356

	Number of Shares	Value (Note 1)

Rue21, Inc.*	5,341	$173,583
Select Comfort Corp.*	77,392	1,391,508
Systemax, Inc.*	312	4,661
Vitamin Shoppe, Inc.*	8,887	406,669
Winmark Corp.	791	34,274
Zumiez, Inc.*	37,517	936,799

		12,014,542

Textiles, Apparel & Luxury Goods (2.9%)
Carter’s, Inc.*	15,279	469,982
Cherokee, Inc.	2,780	47,705
Columbia Sportswear Co.	2,947	186,840
Crocs, Inc.*	30,682	790,061
Delta Apparel, Inc.*	222	3,774
G-III Apparel Group Ltd.*	133,016	4,586,392
Iconix Brand Group, Inc.*	185,800	4,496,360
Kenneth Cole Productions, Inc., Class A*	972	12,140
Liz Claiborne, Inc.*	1,941	10,384
Maidenform Brands, Inc.*	42,849	1,185,203
Oxford Industries, Inc.	4,632	156,376
Perry Ellis International, Inc.*	252,550	6,376,888
R.G. Barry Corp.	605	6,824
Steven Madden Ltd.*	13,566	508,861
Timberland Co., Class A*	10,409	447,275
True Religion Apparel, Inc.*	9,238	268,641
Vera Bradley, Inc.*	7,094	270,991
Warnaco Group, Inc.*	13,297	694,768
Wolverine World Wide, Inc.	17,786	742,566

		21,262,031

Total Consumer Discretionary		94,805,302

Consumer Staples (1.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,954	264,678
Coca-Cola Bottling Co. Consolidated	1,633	110,489
Craft Brewers Alliance, Inc.*	1,160	9,988
Heckmann Corp.*	16,532	99,853
National Beverage Corp.	4,116	60,299
Primo Water Corp.*	2,948	42,422

		587,729

Food & Staples Retailing (0.3%)
Arden Group, Inc., Class A	288	26,502
Casey’s General Stores, Inc.	13,563	596,772
Fresh Market, Inc.*	10,068	389,430
Pantry, Inc.*	580	10,898
Pricesmart, Inc.	6,393	327,513
Rite Aid Corp.*	17,727	23,577
Ruddick Corp.	9,487	413,064
United Natural Foods, Inc.*	17,340	739,898

		2,527,654

Food Products (1.0%)
Alico, Inc.	531	13,604
B&G Foods, Inc.	9,847	203,045
Calavo Growers, Inc.	4,240	89,294
Cal-Maine Foods, Inc.	401	12,816
Darling International, Inc.*	271,461	4,804,860
Diamond Foods, Inc.	7,902	603,239

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Dole Food Co., Inc.*	2,368	$32,015
Hain Celestial Group, Inc.*	3,140	104,750
J&J Snack Foods Corp.	5,092	253,836
Lancaster Colony Corp.	6,695	407,190
Lifeway Foods, Inc.*	1,881	21,030
Limoneira Co.	2,908	65,692
Omega Protein Corp.*	668	9,218
Smart Balance, Inc.*	10,077	52,199
Tootsie Roll Industries, Inc.	7,818	228,755
TreeHouse Foods, Inc.*	7,478	408,374

		7,309,917

Household Products (0.1%)
Oil-Dri Corp. of America	486	10,410
Spectrum Brands Holdings, Inc.*	4,711	150,752
WD-40 Co.	6,030	235,411

		396,573

Personal Products (0.4%)
Elizabeth Arden, Inc.*	7,076	205,416
Female Health Co.	6,628	33,140
Inter Parfums, Inc.	55,158	1,270,289
Medifast, Inc.*	4,911	116,538
Nature’s Sunshine Products, Inc.*	3,968	77,297
Nu Skin Enterprises, Inc., Class A	19,640	737,482
Schiff Nutrition International, Inc.	1,394	15,599
Synutra International, Inc.*	6,177	60,658
USANA Health Sciences, Inc.*	2,425	75,854

		2,592,273

Tobacco (0.0%)
Star Scientific, Inc.*	33,712	151,704
Vector Group Ltd.	11,300	201,027

		352,731

Total Consumer Staples		13,766,877

Energy (6.0%)
Energy Equipment & Services (0.9%)
Basic Energy Services, Inc.*	8,649	272,184
Cal Dive International, Inc.*	21,053	125,897
Complete Production Services, Inc.*	28,298	944,021
Dawson Geophysical Co.*	781	26,671
Dril-Quip, Inc.*	12,338	836,886
Geokinetics, Inc.*	3,794	29,897
Global Geophysical Services, Inc.*	77,277	1,375,531
Gulf Island Fabrication, Inc.	753	24,307
Gulfmark Offshore, Inc., Class A*	1,514	66,904
ION Geophysical Corp.*	47,111	445,670
Key Energy Services, Inc.*	40,104	721,872
Lufkin Industries, Inc.	10,934	940,871
Matrix Service Co.*	1,525	20,404
Mitcham Industries, Inc.*	1,924	33,285
Newpark Resources, Inc.*	2,197	19,927
OYO Geospace Corp.*	1,556	155,600
Pioneer Drilling Co.*	15,316	233,416
RigNet, Inc.*	2,050	34,850
Tesco Corp.*	8,735	169,546
TETRA Technologies, Inc.*	2,918	37,146
Willbros Group, Inc.*	2,655	22,674

		6,537,559

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (5.1%)
Abraxas Petroleum Corp.*	1,452,922	$5,564,691
Alon USA Energy, Inc.	3,088	34,802
Amyris, Inc.*	6,314	177,360
Apco Oil and Gas International, Inc.	3,303	287,130
Approach Resources, Inc.*	5,762	130,624
ATP Oil & Gas Corp.*	15,967	244,455
Berry Petroleum Co., Class A	18,461	980,833
Bill Barrett Corp.*	1,287	59,652
BPZ Resources, Inc.*	9,436	30,950
Brigham Exploration Co.*	115,790	3,465,595
Callon Petroleum Co.*	14,041	98,568
Carrizo Oil & Gas, Inc.*	13,974	583,414
Cheniere Energy, Inc.*	25,179	230,640
Clayton Williams Energy, Inc.*	2,119	127,246
Clean Energy Fuels Corp.*	17,781	233,820
Cloud Peak Energy, Inc.*	4,494	95,722
Contango Oil & Gas Co.*	4,363	254,974
Crosstex Energy, Inc.	12,939	153,974
CVR Energy, Inc.*	31,480	775,038
Energy XXI Bermuda Ltd.*	27,029	897,903
Evolution Petroleum Corp.*	5,609	39,824
FX Energy, Inc.*	18,782	164,906
GeoResources, Inc.*	2,801	62,994
Gevo, Inc.*	2,100	33,033
GMX Resources, Inc.*	6,904	30,723
Golar LNG Ltd.	13,116	457,617
Goodrich Petroleum Corp.*	9,284	170,918
Gulfport Energy Corp.*	13,954	414,294
Hallador Energy Co.	1,347	12,918
Houston American Energy Corp.	6,017	109,088
Hyperdynamics Corp.*	55,796	239,923
Isramco, Inc.*	432	28,547
Kodiak Oil & Gas Corp.*	191,562	1,105,313
Magnum Hunter Resources Corp.*	1,036,917	7,009,559
McMoRan Exploration Co.*	35,252	651,457
Northern Oil and Gas, Inc.*	22,651	501,720
Oasis Petroleum, Inc.*	21,343	633,460
Panhandle Oil and Gas, Inc., Class A	2,557	75,406
Patriot Coal Corp.*	30,540	679,820
PetroQuest Energy, Inc.*	4,657	32,692
Rentech, Inc.*	79,931	84,727
Resolute Energy Corp.*	16,497	266,591
Rex Energy Corp.*	10,677	109,653
Rosetta Resources, Inc.*	19,004	979,466
Solazyme, Inc.*	3,008	69,094
Stone Energy Corp.*	17,563	533,740
Syntroleum Corp.*	27,174	39,946
Targa Resources Corp.	5,921	198,117
Triangle Petroleum Corp.*	7,318	47,274
Uranerz Energy Corp.*	23,031	69,554
Uranium Energy Corp.*	25,572	78,250
Uranium Resources, Inc.*	33,344	55,684
Ur-Energy, Inc.*	29,967	47,947
VAALCO Energy, Inc.*	1,862	11,209
Venoco, Inc.*	2,496	31,799
Voyager Oil & Gas, Inc.*	12,078	35,872
W&T Offshore, Inc.	12,480	325,978

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Warren Resources, Inc.*	4,239	$16,151
Western Refining, Inc.*	17,778	321,248
Westmoreland Coal Co.*	934	16,578
World Fuel Services Corp.	189,834	6,820,736
Zion Oil & Gas, Inc.*	8,849	52,652

		37,093,869

Total Energy		43,631,428

Financials (5.1%)
Capital Markets (1.4%)
Artio Global Investors, Inc.	10,258	115,915
BGC Partners, Inc., Class A	27,073	209,274
CETIP S.A.*	73,210	1,129,351
Cohen & Steers, Inc.	5,290	175,364
Diamond Hill Investment Group, Inc.	916	74,462
Duff & Phelps Corp., Class A	10,860	139,334
Epoch Holding Corp.	5,259	93,873
Evercore Partners, Inc., Class A	7,047	234,806
Financial Engines, Inc.*	144,250	3,738,960
GAMCO Investors, Inc., Class A	1,522	70,453
Greenhill & Co., Inc.	59,373	3,195,455
HFF, Inc., Class A*	10,357	156,287
ICG Group, Inc.*	960	11,741
Ladenburg Thalmann Financial Services, Inc.*	37,902	52,305
Noah Holdings Ltd. (ADR)*	23,630	265,601
optionsXpress Holdings, Inc.	15,337	255,821
Pzena Investment Management, Inc., Class A	3,307	18,784
Stifel Financial Corp.*	7,708	276,409
Virtus Investment Partners, Inc.*	1,843	111,870
Westwood Holdings Group, Inc.	2,217	84,468

		10,410,533

Commercial Banks (0.5%)
Arrow Financial Corp.	337	8,246
Bancorp, Inc./Delaware*	55,262	577,488
Bank of the Ozarks, Inc.	705	36,702
Banner Corp.	5,249	91,858
Bridge Bancorp, Inc.	984	20,940
Enterprise Financial Services Corp.	769	10,405
First Financial Bankshares, Inc.	5,107	175,936
Hampton Roads Bankshares, Inc.*	3,481	34,462
Investors Bancorp, Inc.*	2,379	33,782
Signature Bank/New York*	14,852	849,534
SVB Financial Group*	3,420	204,208
SY Bancorp, Inc.	838	19,483
Taylor Capital Group, Inc.*	1,161	9,474
Texas Capital Bancshares, Inc.*	21,564	556,998
Westamerica Bancorp	4,723	232,608
Western Alliance Bancorp*	71,400	506,940

		3,369,064

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	2,818	19,416
Cash America International, Inc.	3,534	204,513
Credit Acceptance Corp.*	2,391	201,968

	Number of Shares	Value (Note 1)

Dollar Financial Corp.*	40,372	$874,054
EZCORP, Inc., Class A*	16,827	598,620
First Cash Financial Services, Inc.*	11,234	471,716
Imperial Holdings, Inc.*	5,290	53,746
Netspend Holdings, Inc.*	10,601	106,010
World Acceptance Corp.*	5,674	372,044

		2,902,087

Diversified Financial Services (0.9%)
Encore Capital Group, Inc.*	37,673	1,157,315
MarketAxess Holdings, Inc.	36,715	920,078
MSCI, Inc., Class A*	94,056	3,544,030
Pico Holdings, Inc.*	20,850	604,650
PICO Holdings, Inc.*	3,161	91,669
Portfolio Recovery Associates, Inc.*	6,136	520,271

		6,838,013

Insurance (0.4%)
Amtrust Financial Services, Inc.	1,085	24,716
Crawford & Co., Class B	9,254	65,426
Flagstone Reinsurance Holdings S.A.	1,019	8,590
Greenlight Capital Reinsurance Ltd., Class A*	121,740	3,200,545
Hallmark Financial Services*	1,613	12,694
State Auto Financial Corp.	565	9,848

		3,321,819

Real Estate Investment Trusts (REITs) (1.2%)
Acadia Realty Trust (REIT)	3,071	62,433
Alexander’s, Inc. (REIT)	731	290,207
American Assets Trust, Inc. (REIT)	10,866	243,942
American Campus Communities, Inc. (REIT)	10,783	383,012
Associated Estates Realty Corp. (REIT)	1,214	19,728
CBL & Associates Properties, Inc. (REIT)	16,603	301,012
DuPont Fabros Technology, Inc. (REIT)	8,055	202,986
EastGroup Properties, Inc. (REIT)	4,523	192,273
Equity Lifestyle Properties, Inc. (REIT)	6,281	392,186
Extra Space Storage, Inc. (REIT)	13,074	278,868
FelCor Lodging Trust, Inc. (REIT)*	22,386	119,317
Getty Realty Corp. (REIT)	4,295	108,363
Gladstone Commercial Corp. (REIT)	1,430	24,782
Glimcher Realty Trust (REIT)	31,146	295,887
Highwoods Properties, Inc. (REIT)	19,580	648,685
Home Properties, Inc. (REIT)	14,009	852,868
Investors Real Estate Trust (REIT)	5,498	47,613
Kilroy Realty Corp. (REIT)	10,315	407,339
LTC Properties, Inc. (REIT)	1,997	55,557

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Mid-America Apartment Communities, Inc. (REIT)	13,164	$888,175
National Health Investors, Inc. (REIT)	3,873	172,077
Newcastle Investment Corp. (REIT)	26,523	153,303
Omega Healthcare Investors, Inc. (REIT)	34,474	724,299
Potlatch Corp. (REIT)	7,772	274,118
PS Business Parks, Inc. (REIT)	1,357	74,771
Sabra Healthcare REIT, Inc. (REIT)	2,438	40,739
Saul Centers, Inc. (REIT)	2,629	103,504
Strategic Hotels & Resorts, Inc. (REIT)*	15,938	112,841
Tanger Factory Outlet Centers (REIT)	29,144	780,185
Universal Health Realty Income Trust (REIT)	2,413	96,472
Urstadt Biddle Properties, Inc. (REIT), Class A	1,000	18,110
Washington Real Estate Investment Trust (REIT)	6,097	198,274

		8,563,926

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions S.A.*	27,627	1,016,674
Consolidated-Tomoka Land Co.	10,761	307,764
Tejon Ranch Co.*	5,077	173,126

		1,497,564

Thrifts & Mortgage Finance (0.1%)
BofI Holding, Inc.*	237	3,415
Clifton Savings Bancorp, Inc.	330	3,643
First PacTrust Bancorp, Inc.	30,000	445,800
TrustCo Bank Corp./New York	1,774	8,693
Walker & Dunlop, Inc.*	3,769	50,128
Westfield Financial, Inc.	2,409	19,561

		531,240

Total Financials		37,434,246

Health Care (14.6%)
Biotechnology (2.7%)
Abcam plc	210,686	1,409,209
Achillion Pharmaceuticals, Inc.*	14,207	105,700
Acorda Therapeutics, Inc.*	14,148	457,122
Affymax, Inc.*	6,255	42,972
Alkermes, Inc.*	34,102	634,297
Allos Therapeutics, Inc.*	23,088	49,408
Alnylam Pharmaceuticals, Inc.*	13,212	123,796
AMAG Pharmaceuticals, Inc.*	934	17,559
Amarin Corp. plc (ADR)*	47,152	682,289
Amicus Therapeutics, Inc.*	5,462	32,444
Anacor Pharmaceuticals, Inc.*	3,522	22,752
Anthera Pharmaceuticals, Inc.*	6,082	49,690
Ardea Biosciences, Inc.*	6,014	153,116
Arena Pharmaceuticals, Inc.*	4,661	6,339
ARIAD Pharmaceuticals, Inc.*	47,320	536,136
ArQule, Inc.*	19,026	118,913
Array BioPharma, Inc.*	9,709	21,748

	Number of Shares	Value (Note 1)

AVEO Pharmaceuticals, Inc.*	9,519	$196,187
AVI BioPharma, Inc.*	47,950	68,569
BioCryst Pharmaceuticals, Inc.*	10,439	39,877
BioMimetic Therapeutics, Inc.*	2,986	15,288
BioSante Pharmaceuticals, Inc.*	34,079	93,717
Biospecifics Technologies Corp.*	1,743	39,043
Biotime, Inc.*	8,585	44,041
Cell Therapeutics, Inc.*	52,357	82,462
Celldex Therapeutics, Inc.*	2,653	9,418
Cepheid, Inc.*	22,158	767,553
Chelsea Therapeutics International Ltd.*	19,165	97,742
Cleveland Biolabs, Inc.*	8,288	28,262
Codexis, Inc.*	8,703	83,810
Cubist Pharmaceuticals, Inc.*	21,481	773,101
Curis, Inc.*	19,653	70,358
Cytori Therapeutics, Inc.*	12,825	61,432
DUSA Pharmaceuticals, Inc.*	8,681	53,996
Dyax Corp.*	29,444	58,299
Dynavax Technologies Corp.*	41,894	115,209
Emergent Biosolutions, Inc.*	8,679	195,711
Enzon Pharmaceuticals, Inc.*	1,005	10,100
Exact Sciences Corp.*	13,003	111,826
Exelixis, Inc.*	45,782	410,207
Genomic Health, Inc.*	38,363	1,070,711
Geron Corp.*	10,591	42,470
GTx, Inc.*	6,316	30,254
Halozyme Therapeutics, Inc.*	29,330	202,670
Idenix Pharmaceuticals, Inc.*	5,675	28,375
Immunogen, Inc.*	19,367	236,084
Immunomedics, Inc.*	23,674	96,353
Incyte Corp.*	31,723	600,834
Infinity Pharmaceuticals, Inc.*	6,669	55,086
Inhibitex, Inc.*	16,800	65,856
InterMune, Inc.*	8,147	292,070
Ironwood Pharmaceuticals, Inc.*	145,894	2,293,454
Isis Pharmaceuticals, Inc.*	35,608	326,169
Keryx Biopharmaceuticals, Inc.*	24,692	116,793
Lexicon Pharmaceuticals, Inc.*	21,667	38,134
Ligand Pharmaceuticals, Inc., Class B*	7,059	84,355
MannKind Corp.*	27,627	104,983
Medivation, Inc.*	11,273	241,580
Metabolix, Inc.*	8,914	63,646
Micromet, Inc.*	16,938	97,224
Momenta Pharmaceuticals, Inc.*	16,518	321,440
Nabi Biopharmaceuticals*	15,519	83,492
Neurocrine Biosciences, Inc.*	12,870	103,604
Novavax, Inc.*	24,011	48,502
NPS Pharmaceuticals, Inc.*	133,941	1,265,743
Nymox Pharmaceutical Corp.*	5,929	49,507
OncoGenex Pharmaceutical, Inc.*	3,429	58,396
Oncothyreon, Inc.*	10,610	97,506
Onyx Pharmaceuticals, Inc.*	22,714	801,804
Opko Health, Inc.*	39,024	143,999
Orexigen Therapeutics, Inc.*	11,251	17,889
Osiris Therapeutics, Inc.*	6,026	46,641
PDL BioPharma, Inc.	41,508	243,652
Peregrine Pharmaceuticals, Inc.*	23,678	44,041
Pharmacyclics, Inc.*	16,434	171,571
PharmAthene, Inc.*	12,632	37,138

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Progenics Pharmaceuticals, Inc.*	7,736	$55,545
Raptor Pharmaceutical Corp.*	11,569	71,612
Rigel Pharmaceuticals, Inc.*	18,929	173,579
Sangamo BioSciences, Inc.*	18,862	111,097
Savient Pharmaceuticals, Inc.*	18,187	136,221
Sciclone Pharmaceuticals, Inc.*	12,700	76,708
Seattle Genetics, Inc.*	34,583	709,643
SIGA Technologies, Inc.*	12,281	119,617
Spectrum Pharmaceuticals, Inc.*	18,821	174,377
Sunesis Pharmaceuticals, Inc.*	9,304	19,445
SuperGen, Inc.*	1,201	3,579
Synta Pharmaceuticals Corp.*	8,330	41,900
Targacept, Inc.*	9,871	207,982
Theravance, Inc.*	20,691	459,547
Transcept Pharmaceuticals, Inc.*	1,482	16,228
Trius Therapeutics, Inc.*	2,179	17,258
Vanda Pharmaceuticals, Inc.*	9,548	68,173
Vical, Inc.*	23,064	95,024
Zalicus, Inc.*	16,593	39,491
ZIOPHARM Oncology, Inc.*	21,262	130,123
Zogenix, Inc.*	3,840	15,398

		20,254,271

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.*	8,069	219,880
ABIOMED, Inc.*	11,302	183,092
Accuray, Inc.*	21,543	172,561
Align Technology, Inc.*	21,990	501,372
Alimera Sciences, Inc.*	3,945	32,152
Analogic Corp.	3,362	176,808
Antares Pharma, Inc.*	31,378	69,345
ArthroCare Corp.*	9,790	327,671
AtriCure, Inc.*	4,953	63,894
Atrion Corp.	571	112,944
Bacterin International Holdings, Inc.*	7,575	21,513
Biolase Technology, Inc.*	2,360	12,130
Cardiovascular Systems, Inc.*	4,703	68,476
Cerus Corp.*	14,915	44,745
Conceptus, Inc.*	11,294	131,801
CryoLife, Inc.*	846	4,738
Cyberonics, Inc.*	23,435	655,008
Delcath Systems, Inc.*	15,170	78,277
DexCom, Inc.*	95,739	1,387,258
DynaVox, Inc., Class A*	2,493	18,947
Endologix, Inc.*	197,181	1,833,783
Exactech, Inc.*	2,090	37,641
Gen-Probe, Inc.*	52,311	3,617,306
Haemonetics Corp.*	9,201	592,268
Hansen Medical, Inc.*	16,811	57,326
HeartWare International, Inc.*	4,310	319,285
ICU Medical, Inc.*	1,029	44,967
Immucor, Inc.*	20,472	418,038
Insulet Corp.*	57,810	1,281,648
Integra LifeSciences Holdings Corp.*	7,511	359,101
Invacare Corp.	638	21,175
IRIS International, Inc.*	4,735	47,303
Kensey Nash Corp.*	3,025	76,321
MAKO Surgical Corp.*	35,986	1,069,864
Masimo Corp.	18,835	559,023
Medical Action Industries, Inc.*	2,428	19,788

	Number of Shares	Value (Note 1)

Meridian Bioscience, Inc.	14,740	$355,381
Merit Medical Systems, Inc.*	63,050	1,133,009
Natus Medical, Inc.*	5,529	83,764
Neogen Corp.*	21,321	963,922
Neoprobe Corp.*	31,788	105,536
NuVasive, Inc.*	14,231	467,915
NxStage Medical, Inc.*	41,791	870,089
OraSure Technologies, Inc.*	23,476	200,250
Orthofix International N.V.*	6,483	275,333
Palomar Medical Technologies, Inc.*	49,500	558,360
Quidel Corp.*	10,176	154,166
Rockwell Medical Technologies, Inc.*	5,711	73,329
RTI Biologics, Inc.*	1,233	3,341
SonoSite, Inc.*	4,944	173,880
Spectranetics Corp.*	11,800	73,396
STAAR Surgical Co.*	11,339	60,097
Stereotaxis, Inc.*	15,633	54,872
STERIS Corp.	21,207	741,821
Symmetry Medical, Inc.*	3,131	28,085
Synergetics USA, Inc.*	7,721	42,543
Synovis Life Technologies, Inc.*	43,720	761,602
Tornier N.V.*	3,755	101,197
Unilife Corp.*	20,272	105,009
Uroplasty, Inc.*	6,391	47,933
Vascular Solutions, Inc.*	6,135	76,074
Volcano Corp.*	18,706	604,017
West Pharmaceutical Services, Inc.	6,644	290,741
Young Innovations, Inc.	740	21,105
Zoll Medical Corp.*	7,863	445,518

		23,509,734

Health Care Providers & Services (3.4%)
Accretive Health, Inc.*	14,331	412,590
Air Methods Corp.*	85,265	6,372,706
Alliance HealthCare Services, Inc.*	8,858	33,660
AMN Healthcare Services, Inc.*	6,437	53,556
Bio-Reference Labs, Inc.*	8,798	183,878
BioScrip, Inc.*	11,071	71,851
Capital Senior Living Corp.*	3,105	28,846
CardioNet, Inc.*	2,244	11,916
Centene Corp.*	11,178	397,154
Chemed Corp.	7,622	499,393
Chindex International, Inc.*	1,860	25,333
Continucare Corp.*	8,200	50,676
Corvel Corp.*	2,268	106,369
Emeritus Corp.*	10,944	232,560
Ensign Group, Inc.	5,837	177,386
ExamWorks Group, Inc.*	9,675	245,648
Hanger Orthopedic Group, Inc.*	6,282	153,721
HealthSouth Corp.*	214,000	5,617,500
Healthspring, Inc.*	13,162	606,900
HMS Holdings Corp.*	48,069	3,695,064
IPC The Hospitalist Co., Inc.*	27,220	1,261,647
Landauer, Inc.	3,357	206,758
LCA-Vision, Inc.*	63,683	304,405
LHC Group, Inc.*	361	8,325
MedQuist Holdings, Inc.*	11,254	145,402

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Metropolitan Health Networks, Inc.*	14,419	$69,067
Molina Healthcare, Inc.*	6,059	164,320
MWI Veterinary Supply, Inc.*	10,875	878,374
National Research Corp.	658	24,037
Owens & Minor, Inc.	18,582	640,893
Providence Service Corp.*	1,092	13,814
PSS World Medical, Inc.*	19,927	558,155
RadNet, Inc.*	10,803	47,533
Rural/Metro Corp.*	6,579	113,422
Select Medical Holdings Corp.*	3,506	31,098
Skilled Healthcare Group, Inc., Class A*	477	4,512
Sunrise Senior Living, Inc.*	15,486	147,582
Team Health Holdings, Inc.*	9,540	214,745
U.S. Physical Therapy, Inc.	4,203	103,940
WellCare Health Plans, Inc.*	15,254	784,208

		24,698,944

Health Care Technology (1.8%)
athenahealth, Inc.*	94,525	3,884,978
Computer Programs & Systems, Inc.	3,959	251,317
ePocrates, Inc.*	42,953	792,053
HealthStream, Inc.*	5,448	72,295
MedAssets, Inc.*	86,595	1,156,909
Medidata Solutions, Inc.*	7,539	179,956
Merge Healthcare, Inc.*	1,145,106	5,954,551
Omnicell, Inc.*	5,843	91,092
Quality Systems, Inc.	6,946	606,386
Transcend Services, Inc.*	9,119	268,008

		13,257,545

Life Sciences Tools & Services (1.1%)
BG Medicine, Inc.*	2,180	17,353
Caliper Life Sciences, Inc.*	38,945	315,844
Complete Genomics, Inc.*	3,527	53,893
Enzo Biochem, Inc.*	1,611	6,847
eResearchTechnology, Inc.*	9,412	59,954
Fluidigm Corp.*	5,091	85,376
Harvard Bioscience, Inc.*	652	3,475
Kendle International, Inc.*	314	4,735
Luminex Corp.*	13,578	283,780
Medtox Scientific, Inc.	2,621	45,789
Pacific Biosciences of California, Inc.*	32,886	384,766
PAREXEL International Corp.*	19,142	450,985
Sequenom, Inc.*	24,869	187,761
Techne Corp.	72,002	6,002,807

		7,903,365

Pharmaceuticals (2.4%)
Acura Pharmaceuticals, Inc.*	4,413	17,078
Aegerion Pharmaceuticals, Inc.*	2,715	42,761
Akorn, Inc.*	44,862	314,034
Ampio Pharmaceuticals, Inc.*	6,960	54,218
Auxilium Pharmaceuticals, Inc.*	17,148	336,101
AVANIR Pharmaceuticals, Inc., Class A*	39,916	134,118
Cadence Pharmaceuticals, Inc.*	13,603	125,148
Columbia Laboratories, Inc.*	21,072	65,113
Corcept Therapeutics, Inc.*	14,570	58,134

	Number of Shares	Value (Note 1)

Depomed, Inc.*	736,182	$6,021,969
Durect Corp.*	27,526	55,878
Endocyte, Inc.*	5,094	72,946
Hi-Tech Pharmacal Co., Inc.*	1,203	34,803
Impax Laboratories, Inc.*	216,758	4,723,157
ISTA Pharmaceuticals, Inc.*	9,287	70,999
Jazz Pharmaceuticals, Inc.*	7,928	264,399
KV Pharmaceutical Co., Class A*	12,240	33,293
Lannett Co., Inc.*	1,683	8,381
MAP Pharmaceuticals, Inc.*	7,834	125,109
Medicines Co.*	11,002	181,643
Medicis Pharmaceutical Corp., Class A	18,220	695,457
Nektar Therapeutics*	26,007	189,071
Neostem, Inc.*	14,201	21,017
Obagi Medical Products, Inc.*	6,569	61,946
Optimer Pharmaceuticals, Inc.*	16,578	197,112
Pacira Pharmaceuticals, Inc.*	1,733	20,796
Pain Therapeutics, Inc.*	13,131	50,817
Par Pharmaceutical Cos., Inc.*	8,967	295,732
Pernix Therapeutics Holdings*	1,077	9,165
Pozen, Inc.*	9,564	40,169
Questcor Pharmaceuticals, Inc.*	19,088	460,021
Sagent Pharmaceuticals, Inc.*	49,569	1,337,372
Salix Pharmaceuticals Ltd.*	20,947	834,319
Santarus, Inc.*	18,700	63,019
Sucampo Pharmaceuticals, Inc., Class A*	4,180	17,138
Vivus, Inc.*	29,492	240,065
XenoPort, Inc.*	10,412	74,133

		17,346,631

Total Health Care		106,970,490

Industrials (9.8%)
Aerospace & Defense (0.5%)
AAR Corp.	3,587	97,172
Aerovironment, Inc.*	6,023	212,913
American Science & Engineering, Inc.	3,257	260,560
Astronics Corp.*	3,353	103,272
Cubic Corp.	2,519	128,444
DigitalGlobe, Inc.*	12,637	321,106
GenCorp, Inc.*	15,364	98,637
GeoEye, Inc.*	502	18,775
HEICO Corp.	14,956	818,691
Hexcel Corp.*	29,718	650,527
LMI Aerospace, Inc.*	1,618	39,528
Moog, Inc., Class A*	1,564	68,065
National Presto Industries, Inc.	1,720	174,563
Orbital Sciences Corp.*	8,837	148,903
Taser International, Inc.*	21,710	98,781
Teledyne Technologies, Inc.*	3,695	186,080
Triumph Group, Inc.	786	78,270

		3,504,287

Air Freight & Logistics (1.8%)
Air Transport Services Group, Inc.*	878,928	6,020,657
Atlas Air Worldwide Holdings, Inc.*	108,898	6,480,520
Forward Air Corp.	10,522	355,538

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Hub Group, Inc., Class A*	13,222	$497,941
Pacer International, Inc.*	1,541	7,273
Park-Ohio Holdings Corp.*	3,029	64,033

		13,425,962

Airlines (0.0%)
Alaska Air Group, Inc.*	724	49,565
Allegiant Travel Co.*	5,286	261,657

		311,222

Building Products (0.2%)
AAON, Inc.	6,819	148,927
Ameresco, Inc., Class A*	54,811	777,220
Insteel Industries, Inc.	282	3,536
Trex Co., Inc.*	5,633	137,896
USG Corp.*	18,141	260,142

		1,327,721

Commercial Services & Supplies (1.2%)
A.T. Cross Co., Class A*	2,992	34,079
ABM Industries, Inc.	5,251	122,558
American Reprographics Co.*	1,907	13,483
APAC Customer Services, Inc.*	9,722	51,818
Brink’s Co.	14,482	431,998
Casella Waste Systems, Inc., Class A*	8,103	49,428
Cenveo, Inc.*	10,831	69,318
Clean Harbors, Inc.*	8,398	867,094
Consolidated Graphics, Inc.*	3,251	178,643
Covanta Holding Corp.	114,962	1,895,723
Deluxe Corp.	18,426	455,307
EnergySolutions, Inc.	6,115	30,208
EnerNOC, Inc.*	2,637	41,506
Fuel Tech, Inc.*	6,000	39,780
Healthcare Services Group, Inc.	23,772	386,295
Heritage-Crystal Clean, Inc.*	1,624	31,148
Herman Miller, Inc.	20,564	559,752
Higher One Holdings, Inc.*	10,932	206,834
HNI Corp.	15,982	401,468
InnerWorkings, Inc.*	9,211	76,820
Interface, Inc., Class A	18,894	365,977
Intersections, Inc.	3,258	59,296
Knoll, Inc.	17,141	344,020
M&F Worldwide Corp.*	179	4,625
McGrath RentCorp	3,643	102,295
Metalico, Inc.*	8,237	48,598
Mine Safety Appliances Co.	9,698	362,123
Mobile Mini, Inc.*	3,386	71,749
Multi-Color Corp.	209	5,160
Quad/Graphics, Inc.	816	31,710
Rollins, Inc.	22,766	463,961
Standard Parking Corp.*	5,721	91,364
Steelcase, Inc., Class A	3,442	39,204
Swisher Hygiene, Inc.*	30,343	170,831
Sykes Enterprises, Inc.*	1,730	37,247
Team, Inc.*	6,900	166,497
Tetra Tech, Inc.*	4,659	104,828
TMS International Corp., Class A*	1,836	23,960
TRC Cos., Inc.*	6,193	38,706
U.S. Ecology, Inc.	6,298	107,696
United Stationers, Inc.	927	32,844

	Number of Shares	Value (Note 1)

Viad Corp.	1,072	$23,895
WCA Waste Corp.*	565	3,254

		8,643,100

Construction & Engineering (0.3%)
Argan, Inc.*	438	4,441
Dycom Industries, Inc.*	2,091	34,167
Furmanite Corp.*	13,212	104,903
MasTec, Inc.*	20,273	399,784
MYR Group, Inc.*	74,876	1,752,098
Primoris Services Corp.	8,271	106,696

		2,402,089

Electrical Equipment (0.8%)
A123 Systems, Inc.*	5,873	31,244
Active Power, Inc.*	28,170	69,017
Acuity Brands, Inc.	15,534	866,487
AZZ, Inc.	4,478	205,092
Belden, Inc.	14,609	509,270
Brady Corp., Class A	1,432	45,910
Broadwind Energy, Inc.*	11,093	16,085
Capstone Turbine Corp.*	619,169	947,329
Coleman Cable, Inc.*	3,145	46,200
EnerSys*	5,270	181,393
Franklin Electric Co., Inc.	7,784	365,459
FuelCell Energy, Inc.*	44,510	58,308
Generac Holdings, Inc.*	3,271	63,457
Global Power Equipment Group, Inc.*	2,795	74,123
II-VI, Inc.*	18,550	474,880
PowerSecure International, Inc.*	1,273	9,191
Preformed Line Products Co.	74	5,267
SatCon Technology Corp.*	32,897	78,624
Thermon Group Holdings, Inc.*	79,578	954,936
Valence Technology, Inc.*	11,341	13,382
Vicor Corp.	7,072	114,354
Woodward, Inc.	22,032	768,036

		5,898,044

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	6,473	360,611
Standex International Corp.	849	26,039

		386,650

Machinery (1.6%)
3D Systems Corp.*	15,029	296,222
Accuride Corp.*	1,440	18,187
Actuant Corp., Class A	3,965	106,381
Alamo Group, Inc.	158	3,745
Albany International Corp., Class A	1,846	48,716
Altra Holdings, Inc.*	9,617	230,712
Ampco-Pittsburgh Corp.	359	8,418
Badger Meter, Inc.	4,534	167,713
Blount International, Inc.*	17,426	304,432
Cascade Corp.	166	7,897
Chart Industries, Inc.*	27,574	1,488,444
CIRCOR International, Inc.	3,854	165,067
CLARCOR, Inc.	17,155	811,088
Colfax Corp.*	8,873	220,050
Columbus McKinnon Corp.*	5,386	96,732
Commercial Vehicle Group, Inc.*	10,241	145,320

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Douglas Dynamics, Inc.	3,578	$56,497
Dynamic Materials Corp.	26,576	595,834
EnPro Industries, Inc.*	3,184	153,055
ESCO Technologies, Inc.	2,421	89,093
Federal Signal Corp.	1,819	11,933
Flow International Corp.*	14,785	52,635
Force Protection, Inc.*	9,841	48,861
Gorman-Rupp Co.	5,480	180,511
Graham Corp.	3,614	73,726
John Bean Technologies Corp.	9,620	185,858
Kadant, Inc.*	1,224	38,568
Lindsay Corp.	4,505	309,944
Meritor, Inc.*	23,097	370,476
Met-Pro Corp.	333	3,789
Middleby Corp.*	6,715	631,479
Mueller Industries, Inc.	1,839	69,716
NN, Inc.*	5,976	89,401
Omega Flex, Inc.*	1,031	14,465
PMFG, Inc.*	6,252	124,102
RBC Bearings, Inc.*	28,186	1,064,303
Sauer-Danfoss, Inc.*	4,129	208,060
Sun Hydraulics Corp.	24,184	1,155,995
Tennant Co.	6,863	274,040
Titan International, Inc.	15,076	365,744
Trimas Corp.*	9,146	226,363
Twin Disc, Inc.	2,998	115,813
Wabash National Corp.*	24,495	229,518
Watts Water Technologies, Inc., Class A	1,016	35,977
Westport Innovations, Inc.*	36,436	875,193
Xerium Technologies, Inc.*	3,935	72,994

		11,843,067

Professional Services (2.2%)
Acacia Research Corp. - Acacia Technologies*	15,343	562,935
Advisory Board Co.*	91,369	5,288,438
CDI Corp.	762	10,127
Corporate Executive Board Co.	100,444	4,384,381
CoStar Group, Inc.*	82,657	4,899,907
CRA International, Inc.*	758	20,534
Exponent, Inc.*	5,018	218,333
GP Strategies Corp.*	1,669	22,798
Heidrick & Struggles International, Inc.	585	13,244
Huron Consulting Group, Inc.*	7,442	224,823
ICF International, Inc.*	2,471	62,714
Insperity, Inc.	8,191	242,535
Kforce, Inc.*	10,801	141,277
Korn/Ferry International*	970	21,330
Mistras Group, Inc.*	5,265	85,293
Odyssey Marine Exploration, Inc.*	6,386	19,988
On Assignment, Inc.*	1,519	14,932
RPX Corp.*	3,400	95,302
SFN Group, Inc.*	2,607	23,698
TrueBlue, Inc.*	10,391	150,462

		16,503,051

Road & Rail (0.6%)
Avis Budget Group, Inc.*	37,659	643,592
Celadon Group, Inc.*	4,505	62,890

	Number of Shares	Value (Note 1)

Dollar Thrifty Automotive Group, Inc.*	10,378	$765,274
Genesee & Wyoming, Inc., Class A*	14,209	833,216
Heartland Express, Inc.	17,999	298,063
Knight Transportation, Inc.	21,801	370,399
Marten Transport Ltd.	983	21,233
Old Dominion Freight Line, Inc.*	16,995	633,914
Quality Distribution, Inc.*	1,590	20,702
Roadrunner Transportation Systems, Inc.*	304	4,584
Swift Transportation Co.*	8,248	111,760
Werner Enterprises, Inc.	2,257	56,538
Zipcar, Inc.*	11,931	243,512

		4,065,677

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	2,057	26,165
Applied Industrial Technologies, Inc.	15,176	540,417
Beacon Roofing Supply, Inc.*	16,489	376,279
CAI International, Inc.*	4,072	84,128
DXP Enterprises, Inc.*	3,170	80,360
Essex Rental Corp.*	679	4,475
H&E Equipment Services, Inc.*	4,670	65,333
Houston Wire & Cable Co.	6,538	101,666
Interline Brands, Inc.*	1,033	18,976
Kaman Corp.	5,207	184,692
Rush Enterprises, Inc., Class A*	35,800	681,274
TAL International Group, Inc.	7,144	246,682
Textainer Group Holdings Ltd.	4,072	125,173
Titan Machinery, Inc.*	1,789	51,488
United Rentals, Inc.*	6,614	167,996
Watsco, Inc.	10,080	685,339

		3,440,443

Total Industrials		71,751,313

Information Technology (20.7%)
Communications Equipment (1.0%)
ADTRAN, Inc.	23,179	897,259
Anaren, Inc.*	642	13,642
Aruba Networks, Inc.*	30,611	904,555
Blue Coat Systems, Inc.*	5,872	128,362
Calix, Inc.*	13,455	280,133
DG FastChannel, Inc.*	7,569	242,586
Dialogic, Inc.*	5,275	23,738
Digi International, Inc.*	1,546	20,098
EMS Technologies, Inc.*	282	9,298
Extreme Networks, Inc.*	8,891	28,807
Finisar Corp.*	32,147	579,610
Globecomm Systems, Inc.*	5,607	87,245
Harmonic, Inc.*	8,638	62,453
Infinera Corp.*	2,597	17,945
InterDigital, Inc.	16,263	664,344
Ixia*	13,817	176,858
KVH Industries, Inc.*	477	5,071
Loral Space & Communications, Inc.*	338	23,481
Meru Networks, Inc.*	3,826	45,950
NETGEAR, Inc.*	13,126	573,869
Numerex Corp., Class A*	3,199	31,126

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Oplink Communications, Inc.*	30,250	$563,558
Plantronics, Inc.	4,699	171,654
Powerwave Technologies, Inc.*	60,493	178,454
Procera Networks, Inc.*	4,053	43,489
SeaChange International, Inc.*	4,809	51,841
ShoreTel, Inc.*	164,000	1,672,800
Sonus Networks, Inc.*	6,147	19,916
ViaSat, Inc.*	4,860	210,292

		7,728,434

Computers & Peripherals (1.1%)
Dot Hill Systems Corp.*	4,427	12,573
Electronics for Imaging, Inc.*	1,138	19,596
Hypercom Corp.*	19,735	193,995
Immersion Corp.*	9,488	80,933
Novatel Wireless, Inc.*	1,176	6,444
OCZ Technology Group, Inc.*	18,417	147,336
Quantum Corp.*	1,971,688	6,506,570
Silicon Graphics International Corp.*	11,091	190,765
STEC, Inc.*	14,738	250,693
Stratasys, Inc.*	7,577	255,345
Super Micro Computer, Inc.*	9,608	154,593
Synaptics, Inc.*	12,271	315,856

		8,134,699

Electronic Equipment, Instruments & Components (2.0%)
Aeroflex Holding Corp.*	7,061	128,157
Anixter International, Inc.	5,352	349,700
Brightpoint, Inc.*	10,849	87,985
Cognex Corp.	12,138	430,049
Coherent, Inc.*	6,415	354,557
Daktronics, Inc.	2,488	26,845
DDi Corp.	2,179	20,788
DTS, Inc.*	6,218	252,140
Echelon Corp.*	12,569	114,252
Electro Rent Corp.	2,638	45,163
Electro Scientific Industries, Inc.*	792	15,286
eMagin Corp.*	6,137	37,252
Fabrinet*	7,272	176,564
FARO Technologies, Inc.*	38,748	1,697,162
Kemet Corp.*	806	11,518
L-1 Identity Solutions, Inc.*	7,165	84,189
LeCroy Corp.*	5,811	69,964
Littelfuse, Inc.	7,160	420,435
Maxwell Technologies, Inc.*	65,710	1,063,845
Measurement Specialties, Inc.*	5,326	190,138
Microvision, Inc.*	38,746	47,270
MTS Systems Corp.	5,585	233,621
Multi-Fineline Electronix, Inc.*	606	13,096
NeoPhotonics Corp.*	49,591	343,170
Newport Corp.*	4,288	77,913
OSI Systems, Inc.*	5,248	225,664
Plexus Corp.*	12,230	425,726
Power-One, Inc.*	22,987	186,195
Pulse Electronics Corp.	15,036	66,459
Rofin-Sinar Technologies, Inc.*	4,793	163,681
Rogers Corp.*	1,918	88,612
Scansource, Inc.*	1,389	52,060
TTM Technologies, Inc.*	402,075	6,441,241
Universal Display Corp.*	13,800	484,242
Viasystems Group, Inc.*	166	3,733

	Number of Shares	Value (Note 1)

Zygo Corp.*	1,077	$14,238

		14,442,910

Internet Software & Services (5.9%)
Active Network, Inc.*	4,363	76,789
Ancestry.com, Inc.*	11,371	470,646
Bankrate, Inc.*	96,750	1,604,115
comScore, Inc.*	98,322	2,546,540
Constant Contact, Inc.*	31,062	788,354
Cornerstone OnDemand, Inc.*	112,742	1,989,896
DealerTrack Holdings, Inc.*	12,711	291,717
Demand Media, Inc.*	2,865	38,821
Dice Holdings, Inc.*	17,328	234,275
Digital River, Inc.*	1,761	56,634
Envestnet, Inc.*	6,781	100,698
FriendFinder Networks, Inc.*	1,885	7,653
InfoSpace, Inc.*	1,609	14,674
Internap Network Services Corp.*	16,001	117,607
IntraLinks Holdings, Inc.*	11,472	198,236
j2 Global Communications, Inc.*	16,494	465,626
Jiayuan.com International Ltd. (ADR)*	15,400	176,022
Keynote Systems, Inc.	4,943	106,917
Limelight Networks, Inc.*	20,657	94,196
Liquidity Services, Inc.*	282,980	6,681,158
LivePerson, Inc.*	85,563	1,209,861
LogMeIn, Inc.*	7,305	281,754
LoopNet, Inc.*	6,032	110,868
Marchex, Inc., Class B	3,063	27,199
Mediamind Technologies, Inc.*	2,536	55,640
MercadoLibre, Inc.	40,354	3,201,686
Move, Inc.*	56,376	123,463
NIC, Inc.	78,873	1,061,631
OpenTable, Inc.*	47,215	3,924,511
Openwave Systems, Inc.*	9,850	22,556
Perficient, Inc.*	6,141	63,007
Quepasa Corp.*	2,490	18,052
QuinStreet, Inc.*	1,281	16,627
Responsys, Inc.*	27,190	482,079
RightNow Technologies, Inc.*	31,444	1,018,786
Saba Software, Inc.*	10,284	92,865
SAVVIS, Inc.*	16,170	639,200
SciQuest, Inc.*	4,357	74,461
Sohu.com, Inc.*	19,200	1,387,584
SPS Commerce, Inc.*	2,980	53,014
Stamps.com, Inc.	3,918	52,266
support.com, Inc.*	11,144	53,491
TechTarget, Inc.*	3,774	28,569
Travelzoo, Inc.*	1,995	128,957
ValueClick, Inc.*	28,245	468,867
Velti plc*	75,400	1,275,014
VistaPrint N.V.*	45,160	2,160,906
Vocus, Inc.*	25,319	775,015
Web.com Group, Inc.*	520,007	6,406,486
XO Group, Inc.*	6,313	62,814
Youku.com, Inc. (ADR)*	50,744	1,743,056
Zix Corp.*	23,764	91,254

		43,172,113

IT Services (1.2%)
CACI International, Inc., Class A*	765	48,256

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Cardtronics, Inc.*	15,427	$361,763
Cass Information Systems, Inc.	3,034	114,564
Computer Task Group, Inc.*	3,722	49,019
CSG Systems International, Inc.*	5,962	110,178
Echo Global Logistics, Inc.*	31,793	564,326
ExlService Holdings, Inc.*	5,784	133,610
Forrester Research, Inc.	47,155	1,554,229
Hackett Group, Inc.*	6,982	35,538
Heartland Payment Systems, Inc.	13,816	284,610
iGATE Corp.	11,072	180,695
Information Services Group, Inc.*	185,748	328,774
Integral Systems, Inc.*	326	3,967
Jack Henry & Associates, Inc.	30,953	928,900
Lionbridge Technologies, Inc.*	21,700	69,006
MAXIMUS, Inc.	6,235	515,822
MoneyGram International, Inc.*	27,370	90,868
NCI, Inc., Class A*	545	12,382
PRGX Global, Inc.*	6,846	48,949
Sapient Corp.*	39,149	588,409
ServiceSource International, Inc.*	37,017	822,518
SRA International, Inc., Class A*	1,258	38,897
Syntel, Inc.	5,518	326,224
TeleTech Holdings, Inc.*	9,137	192,608
TNS, Inc.*	9,193	152,604
Unisys Corp.*	6,421	165,020
Virtusa Corp.*	5,375	101,856
Wright Express Corp.*	13,852	721,274

		8,544,866

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Analogic Technologies, Inc.*	3,361	20,351
Amtech Systems, Inc.*	3,196	65,965
Applied Micro Circuits Corp.*	19,344	171,388
ATMI, Inc.*	701	14,321
AXT, Inc.*	4,782	40,551
Cabot Microelectronics Corp.*	1,920	89,222
Cavium, Inc.*	17,371	757,202
CEVA, Inc.*	32,588	992,630
Cirrus Logic, Inc.*	23,773	377,991
Cymer, Inc.*	2,705	133,925
Cypress Semiconductor Corp.*	267,900	5,663,406
Diodes, Inc.*	12,653	330,243
Entegris, Inc.*	15,634	158,216
Entropic Communications, Inc.*	30,696	272,887
Exar Corp.*	1,788	11,318
FEI Co.*	12,805	489,023
GT Solar International, Inc.*	45,116	730,879
Hittite Microwave Corp.*	11,216	694,383
Inphi Corp.*	54,099	941,323
Integrated Device Technology, Inc.*	33,705	264,921
IXYS Corp.*	5,525	82,765
Kopin Corp.*	9,128	42,993
Lattice Semiconductor Corp.*	13,259	86,449
LTX-Credence Corp.*	721,191	6,447,448
MaxLinear, Inc., Class A*	52,084	451,047
Micrel, Inc.	18,075	191,234
Microsemi Corp.*	30,904	633,532
Mindspeed Technologies, Inc.*	6,661	53,288
MIPS Technologies, Inc.*	13,440	92,870
Monolithic Power Systems, Inc.*	8,319	128,279

	Number of Shares	Value (Note 1)

MoSys, Inc.*	11,573	$66,545
Netlogic Microsystems, Inc.*	24,493	990,007
NVE Corp.*	1,728	101,002
OmniVision Technologies, Inc.*	220,197	7,665,058
PDF Solutions, Inc.*	8,342	49,718
Pericom Semiconductor Corp.*	1,127	10,075
Power Integrations, Inc.	10,316	396,444
Rambus, Inc.*	35,149	515,987
RDA Microelectronics, Inc. (ADR)*	51,300	461,187
RF Micro Devices, Inc.*	10,603	64,890
Rubicon Technology, Inc.*	6,278	105,847
Semtech Corp.*	23,379	639,182
Silicon Image, Inc.*	22,454	145,053
Tessera Technologies, Inc.*	129,998	2,228,166
TriQuint Semiconductor, Inc.*	58,865	599,834
Ultra Clean Holdings, Inc.*	8,306	75,418
Ultratech, Inc.*	9,004	273,542
Veeco Instruments, Inc.*	10,210	494,266
Volterra Semiconductor Corp.*	52,560	1,296,130

		36,608,401

Software (4.5%)
ACI Worldwide, Inc.*	12,008	405,510
Actuate Corp.*	12,116	70,879
Advent Software, Inc.*	11,757	331,195
Allot Communications Ltd.*	43,258	791,189
American Software, Inc., Class A	8,194	68,092
Aspen Technology, Inc.*	30,321	520,915
Blackbaud, Inc.	15,889	440,443
Blackboard, Inc.*	44,519	1,931,679
Bottomline Technologies, Inc.*	12,190	301,215
BroadSoft, Inc.*	8,085	308,281
Callidus Software, Inc.*	10,624	62,150
CommVault Systems, Inc.*	15,795	702,088
Concur Technologies, Inc.*	16,007	801,471
Convio, Inc.*	95,307	1,030,269
Deltek, Inc.*	7,815	58,534
DemandTec, Inc.*	11,507	104,714
Digimarc Corp.*	2,294	80,359
Ebix, Inc.*	7,451	141,942
Ellie Mae, Inc.*	2,834	16,267
EPIQ Systems, Inc.	883	12,556
Fair Isaac Corp.	8,294	250,479
FalconStor Software, Inc.*	10,795	48,362
Glu Mobile, Inc.*	15,030	79,208
Guidance Software, Inc.*	5,043	41,100
Interactive Intelligence, Inc.*	5,106	178,965
JDA Software Group, Inc.*	2,876	88,840
Kenexa Corp.*	9,475	227,211
Lawson Software, Inc.*	58,891	660,757
Magma Design Automation, Inc.*	23,953	191,384
Manhattan Associates, Inc.*	7,822	269,390
Mentor Graphics Corp.*	15,387	197,107
MicroStrategy, Inc., Class A*	2,868	466,566
Monotype Imaging Holdings, Inc.*	12,773	180,482
Motricity, Inc.*	12,453	96,262
NetQin Mobile, Inc. (ADR)*	47,300	260,150
NetScout Systems, Inc.*	13,373	279,362
NetSuite, Inc.*	104,659	4,102,633
Opnet Technologies, Inc.	5,160	211,250

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Parametric Technology Corp.*	42,695	$978,996
Pegasystems, Inc.	5,964	277,624
Progress Software Corp.*	14,331	345,807
PROS Holdings, Inc.*	7,701	134,690
QAD, Inc., Class A*	1,912	19,541
QAD, Inc., Class B*	478	4,445
QLIK Technologies, Inc.*	25,224	859,129
Quest Software, Inc.*	6,756	153,564
Radiant Systems, Inc.*	14,393	300,814
RealD, Inc.*	13,940	326,057
RealPage, Inc.*	10,848	287,147
Renaissance Learning, Inc.	1,773	22,233
S1 Corp.*	2,570	19,224
SolarWinds, Inc.*	20,413	533,596
Solera Holdings, Inc.	85,308	5,046,821
Sourcefire, Inc.*	39,310	1,168,293
SRS Labs, Inc.*	4,417	42,359
SuccessFactors, Inc.*	76,507	2,249,306
Synchronoss Technologies, Inc.*	31,869	1,011,203
Take-Two Interactive Software, Inc.*	26,316	402,108
Taleo Corp., Class A*	14,728	545,378
TeleCommunication Systems, Inc., Class A*	6,664	32,187
TeleNav, Inc.*	5,526	97,976
TiVo, Inc.*	42,743	439,825
Tyler Technologies, Inc.*	11,472	307,220
Ultimate Software Group, Inc.*	9,285	505,383
VASCO Data Security International, Inc.*	9,666	120,342
Verint Systems, Inc.*	7,572	280,467
VirnetX Holding Corp.*	14,611	422,842
Wave Systems Corp., Class A*	30,279	85,387
Websense, Inc.*	14,407	374,150

		33,403,370

Total Information Technology		152,034,793

Materials (6.6%)
Chemicals (2.5%)
A. Schulman, Inc.	638	16,071
American Vanguard Corp.	1,255	16,277
Balchem Corp.	10,359	453,517
Calgon Carbon Corp.*	16,214	275,638
Chemtura Corp.*	21,187	385,603
Flotek Industries, Inc.*	17,906	152,559
FutureFuel Corp.	2,397	29,028
H.B. Fuller Co.	1,127	27,521
Hawkins, Inc.	3,104	112,427
Innophos Holdings, Inc.	7,757	378,542
Innospec, Inc.*	7,577	254,663
Intrepid Potash, Inc.*	70,894	2,304,055
KMG Chemicals, Inc.	2,251	37,907
Koppers Holdings, Inc.	24,462	927,844
Kraton Performance Polymers, Inc.*	9,982	390,995
LSB Industries, Inc.*	6,590	282,843
NewMarket Corp.	3,238	552,759
NL Industries, Inc.	2,192	40,245
Olin Corp.	17,230	390,432
Omnova Solutions, Inc.*	16,180	112,613
PolyOne Corp.	24,271	375,472

	Number of Shares	Value (Note 1)

Quaker Chemical Corp.	3,464	$148,987
Rockwood Holdings, Inc.*	83,153	4,597,529
Senomyx, Inc.*	14,042	72,176
TPC Group, Inc.*	147,055	5,767,497
Zagg, Inc.*	7,171	96,091
Zep, Inc.	7,892	149,159

		18,348,450

Construction Materials (0.6%)
Eagle Materials, Inc.	91,153	2,540,434
Texas Industries, Inc.	36,242	1,508,755
United States Lime & Minerals, Inc.*	308	12,631

		4,061,820

Containers & Packaging (0.0%)
AEP Industries, Inc.*	1,676	48,922
Graham Packaging Co., Inc.*	675	17,023
Graphic Packaging Holding Co.*	49,834	271,097
Myers Industries, Inc.	813	8,358

		345,400

Metals & Mining (3.5%)
AMCOL International Corp.	8,747	333,786
Coeur d’Alene Mines Corp.*	2,106	51,092
General Moly, Inc.*	24,345	108,579
Globe Specialty Metals, Inc.	316,118	7,087,366
Gold Resource Corp.	10,191	254,062
Golden Minerals Co.*	3,726	66,248
Handy & Harman Ltd.*	305	4,694
Haynes International, Inc.	3,384	209,571
Hecla Mining Co.*	100,093	769,715
Horsehead Holding Corp.*	779	10,376
Kaiser Aluminum Corp.	2,499	136,495
Lynas Corp., Ltd.*†	3,541,823	6,716,247
Materion Corp.*	25,499	942,698
Metals USA Holdings Corp.*	4,076	60,732
Midway Gold Corp.*	28,423	55,709
Noranda Aluminum Holding Corp.*	8,083	122,377
Paramount Gold and Silver Corp.*	41,953	136,767
Revett Minerals, Inc.*	4,724	21,305
RTI International Metals, Inc.*	1,467	56,289
Schnitzer Steel Industries, Inc., Class A	122,200	7,038,720
Stillwater Mining Co.*	36,935	812,939
U.S. Gold Corp.*	37,858	228,284
Vista Gold Corp.*	4,003	11,328
Worthington Industries, Inc.	12,831	296,396

		25,531,775

Paper & Forest Products (0.0%)
Deltic Timber Corp.	3,868	207,673
Neenah Paper, Inc.	2,757	58,669

		266,342

Total Materials		48,553,787

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	22,179	108,455

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

AboveNet, Inc.	8,323	$586,439
Alaska Communications Systems Group, Inc.	3,515	31,178
Atlantic Tele-Network, Inc.	884	33,910
Boingo Wireless, Inc.*	1,544	14,020
Cbeyond, Inc.*	10,115	133,821
Cincinnati Bell, Inc.*	20,163	66,941
Cogent Communications Group, Inc.*	168,181	2,860,759
Consolidated Communications Holdings, Inc.	7,494	145,683
Fairpoint Communications, Inc.*	469	4,320
General Communication, Inc., Class A*	14,709	177,538
Global Crossing Ltd.*	6,935	266,165
HickoryTech Corp.	4,546	54,007
IDT Corp., Class B	4,560	123,211
inContact, Inc.*	9,873	46,897
Iridium Communications, Inc.*	1,733	14,990
PAETEC Holding Corp.*	32,057	153,553
SureWest Communications	289	4,832
Towerstream Corp.*	12,036	60,060
Vonage Holdings Corp.*	21,203	93,505

		4,980,284

Wireless Telecommunication Services (0.1%)
ICO Global Communications Holdings Ltd.*	33,899	93,900
Leap Wireless International, Inc.*	4,556	73,944
NTELOS Holdings Corp.	10,680	218,086
Shenandoah Telecommunications Co.	8,521	145,027

		530,957

Total Telecommunication Services		5,511,241

Utilities (1.1%)
Electric Utilities (1.1%)
Brookfield Infrastructure Partners LP	321,211	8,046,335
Otter Tail Corp.	839	17,703

		8,064,038

	Number of Shares	Value (Note 1)

Gas Utilities (0.0%)
South Jersey Industries, Inc.	1,918	$104,167

Independent Power Producers & Energy Traders (0.0%)
Atlantic Power Corp.	1,865	28,385

Water Utilities (0.0%)
Pennichuck Corp.	766	22,023

Total Utilities		8,218,613

Total Common Stocks (79.5%) (Cost $515,685,512)		582,678,090

SHORT-TERM INVESTMENTS:
Short-Term Investment (19.1%)
BlackRock Liquidity Funds TempFund 0.08%‡	140,379,200	140,379,200

	Principal Amount	Value (Note 1)
Time Deposit (0.7%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$5,186,144	5,186,144

Total Short-Term Investments (19.8%) (Cost $145,565,344)		145,565,344

Total Investments (99.3%) (Cost $661,250,856)		728,243,434
Other Assets Less Liabilities (0.7%)		5,462,901

Net Assets (100%)		$733,706,335

*	Non-income producing.
†	Securities (totalling $6,716,247 or 0.9% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR—	American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$141,446,857	$93,793,608	$94,861,265	$140,379,200	$91,907	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,801	September-11	$142,031,323	$148,654,540	$6,623,217

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$90,090,972	$4,714,330	$—	$94,805,302
Consumer Staples	13,766,877	—	—	13,766,877
Energy	43,631,428	—	—	43,631,428
Financials	37,434,246	—	—	37,434,246
Health Care	105,561,281	1,409,209	—	106,970,490
Industrials	71,751,313	—	—	71,751,313
Information Technology	152,034,793	—	—	152,034,793
Materials	41,837,540	—	6,716,247	48,553,787
Telecommunication Services	5,511,241	—	—	5,511,241
Utilities	8,218,613	—	—	8,218,613
Futures	6,623,217	—	—	6,623,217
Short-Term Investments	—	145,565,344	—	145,565,344

Total Assets	$576,461,521	$151,688,883	$6,716,247	$734,866,651

Total Liabilities	$—	$—	$—	$—

Total	$576,461,521	$151,688,883	$6,716,247	$734,866,651

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Materials	Investments in Corporate Bonds- Financials

Balance as of 12/31/10	$28,288	$—	$4,480
Total gains or losses (realized/unrealized) included in earnings	(9,969)	(606,273)	(1,738)
Purchases	—	7,322,520	—
Sales	(18,319)	—	(2,742)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 6/30/11	$—	$6,716,247	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11	$—	$(606,273)	$—

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	6,623,217	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,623,217

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	6,576	—	6,576
Credit contracts	—	—	—	—	—
Equity contracts	—	7,458,516	—	—	7,458,516
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$7,458,516	$6,576	$—	$7,465,092

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,837,702	—	—	2,837,702
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,837,702	$—	$—	$2,837,702

The Portfolio held futures contracts with an average notional balance of approximately $153,885,000 and forward foreign currency contrast with an average settlement value of approximately $417,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$619,753,543
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$636,525,639

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,854,929
Aggregate gross unrealized depreciation	(25,061,374)

Net unrealized appreciation	$59,793,555

Federal income tax cost of investments	$668,449,879

For the six months ended June 30, 2011, the Portfolio incurred approximately $9 as brokerage commissions with Citation Financial Group, $124 with Bank of America and $808 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $195,280,291 which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $140,379,200)	$140,379,200
Unaffiliated Issuers (Cost $520,871,656)	587,864,234
Cash	258,600
Cash held as collateral at broker	6,572,000
Foreign cash (Cost $90,436)	89,990
Receivable for securities sold	3,326,492
Due from broker for futures variation margin	1,170,885
Dividends, interest and other receivables	152,482
Receivable from Separate Accounts for Trust shares sold	45,686
Receivable from investment sub-advisor	16,684
Other assets	3,234

Total assets	739,879,487

LIABILITIES
Payable for securities purchased	5,117,210
Investment management fees payable	495,858
Payable to Separate Accounts for Trust shares redeemed	284,867
Administrative fees payable	103,574
Distribution fees payable - Class B	66,621
Trustees’ fees payable	1,910
Accrued expenses	103,112

Total liabilities	6,173,152

NET ASSETS	$733,706,335

Net assets were comprised of:
Paid in capital	$747,250,770
Accumulated undistributed net investment income (loss)	(2,671,387)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(84,488,607)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	73,615,559

Net assets	$733,706,335

Class A
Net asset value, offering and redemption price per share, $399,159,854 / 43,276,975 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.22

Class B
Net asset value, offering and redemption price per share, $334,546,481 / 36,518,279 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.16

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($91,907 of dividend income received from affiliates) (net of $2,011 foreign withholding tax)	$1,311,166
Interest	2

Total income	1,311,168

EXPENSES
Investment management fees	3,139,676
Administrative fees	570,221
Distribution fees - Class B	426,794
Custodian fees	41,362
Printing and mailing expenses	29,184
Professional fees	20,546
Trustees’ fees	6,174
Miscellaneous	3,879

Gross expenses	4,237,836
Less: Reimbursement from sub-advisor	(50,147)
Fees paid indirectly	(110,840)

Net expenses	4,076,849

NET INVESTMENT INCOME (LOSS)	(2,765,681)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	114,550,914
Foreign currency transactions	(136,530)
Futures	7,458,516

Net realized gain (loss)	121,872,900

Change in unrealized appreciation (depreciation) on:
Securities	(94,087,517)
Foreign currency translations	(236)
Futures	2,837,702

Net change in unrealized appreciation (depreciation)	(91,250,051)

NET REALIZED AND UNREALIZED GAIN (LOSS)	30,622,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,857,168

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,765,681)	$(3,682,611)
Net realized gain (loss) on investments, futures, net distributions of realized gain received from underlying Portfolio and foreign currency transactions	121,872,900	103,606,124
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(91,250,051)	62,054,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,857,168	161,977,990

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 766,055 and 3,981,400 shares, respectively ]	6,982,567	28,665,711
Capital shares repurchased [ (1,626,755) and (5,230,783) shares, respectively ]	(14,822,830)	(39,243,955)

Total Class A transactions	(7,840,263)	(10,578,244)

Class B
Capital shares sold [ 2,731,365 and 6,530,272 shares, respectively ]	24,864,357	48,983,735
Capital shares repurchased [ (5,262,328) and (9,881,910) shares, respectively ]	(47,777,993)	(72,379,956)

Total Class B transactions	(22,913,636)	(23,396,221)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,753,899)	(33,974,465)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,896,731)	128,003,525
NET ASSETS:
Beginning of period	736,603,066	608,599,541

End of period (a)	$733,706,335	$736,603,066

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,671,387)	$94,294

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,			January 22, 2008* to December 31, 2008
Class A			2010		2009
Net asset value, beginning of period	$8.88		$6.95		$5.15	$7.61

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.03	)(e)	0.01 (e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.37		1.96		1.79	(2.39)

Total from investment operations	0.34		1.93		1.80	(2.43)

Less distributions:
Distributions from net realized gains	—		—		—	(0.03)

Net asset value, end of period	$9.22		$8.88		$6.95	$5.15

Total return (b)	3.83%		27.77%		34.95%	(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$399,160		$391,893		$315,379	$367,823
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.02%		1.04%		0.75%	1.30	%(c)
After waivers, reimbursements and fees paid indirectly (a)	0.99%		1.03%		0.75%	1.30	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.03%		1.05%		1.07%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.66)%		(0.47)%		0.15%	(0.59)%
After waivers, reimbursements and fees paid indirectly (a)	(0.63)%		(0.46)%		0.15%	(0.59)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.68)%		(0.47)%		(0.17)%	(0.64)%
Portfolio turnover rate	105%		44%		116%	98%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO(d)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008		2007		2006
Net asset value, beginning of period	$8.83		$6.92		$5.13		$8.91		$9.52		$8.76

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.05	)(e)	(0.01	)(e)	(0.06	)(e)	(0.02	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.37		1.96		1.80		(3.69)		0.33		0.95

Total from investment operations	0.33		1.91		1.79		(3.75)		0.31		0.88

Less distributions:
Distributions from net realized gains	—		—		—		(0.03)		(0.92)		(0.12)

Net asset value, end of period	$9.16		$8.83		$6.92		$5.13		$8.91		$9.52

Total return (b)	3.74%		27.60%		34.89%		(42.21)%		3.60%		10.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$334,546		$344,710		$293,221		$207,749		$392,037		$277,810
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.27%		1.29%		1.32%		1.53%		1.47%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.24%		1.28	%(c)	1.14%		1.48%		1.27%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.28%		1.30%		1.32%		1.53%		1.54%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.91)%		(0.71)%		(0.42)%		(0.90)%		(0.39)%		(0.77)%
After waivers, reimbursements and fees paid indirectly (a)	(0.88)%		(0.71)%		(0.24)%		(0.85)%		(0.19)%		(0.77)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.93)%		(0.72)%		(0.42)%		(0.90)%		(0.46)%		(0.85)%
Portfolio turnover rate	105%		44%		116%		98%		177%		279%

*	Commencement of operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Financials	23.2%
Industrials	16.4
Consumer Discretionary	15.3
Energy	8.1
Materials	5.1
Information Technology	4.7
Health Care	3.0
Utilities	2.5
Consumer Staples	2.2
Investment Companies	1.1
Telecommunication Services	0.7
Cash and Other	17.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,061.20	$5.16
Hypothetical (5% average return before expenses)	1,000.00	1,019.79	5.06
Class B
Actual	1,000.00	1,060.20	6.44
Hypothetical (5% average return before expenses)	1,000.00	1,018.55	6.31

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.01% and 1.26% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (2.4%)
American Axle & Manufacturing Holdings, Inc.*	24,049	$273,678
Amerigon, Inc.*	340,000	5,909,200
Autoliv, Inc.	34,336	2,693,659
Dana Holding Corp.*	3,955	72,376
Drew Industries, Inc.	13,943	344,671
Exide Technologies, Inc.*	26,313	201,031
Fuel Systems Solutions, Inc.*	7,593	189,445
Gentex Corp.	72,000	2,176,560
Icahn Enterprises LP	176,733	7,599,519
Modine Manufacturing Co.*	21,245	326,536
Motorcar Parts of America, Inc.*	5,351	80,318
Shiloh Industries, Inc.	2,302	24,816
Spartan Motors, Inc.	14,906	80,492
Standard Motor Products, Inc.	8,924	135,913
Superior Industries International, Inc.	10,669	235,892

		20,344,106

Automobiles (0.3%)
Thor Industries, Inc.	77,700	2,240,868
Winnebago Industries, Inc.*	54,455	526,035

		2,766,903

Distributors (0.0%)
Audiovox Corp., Class A*	8,359	63,194
Core-Mark Holding Co., Inc.*	4,542	162,149
Weyco Group, Inc.	3,151	77,515

		302,858

Diversified Consumer Services (1.1%)
Archipelago Learning, Inc.*	2,568	25,321
Ascent Media Corp., Class A*	110,653	5,861,289
Cambium Learning Group, Inc.*	7,223	24,342
Corinthian Colleges, Inc.*	35,973	153,245
Hillenbrand, Inc.	41,000	969,650
Lincoln Educational Services Corp.	10,262	175,993
Mac-Gray Corp.	5,413	83,631
Matthews International Corp., Class A	8,249	331,197
Regis Corp.	117,571	1,801,188
Stewart Enterprises, Inc., Class A	35,948	262,420

		9,688,276

Hotels, Restaurants & Leisure (1.3%)
Ambassadors Group, Inc.	6,253	55,214
Benihana, Inc., Class A*	5,832	61,178
Biglari Holdings, Inc.*	503	196,698
Bob Evans Farms, Inc.	13,861	484,719
Boyd Gaming Corp.*	25,179	219,057
Bravo Brio Restaurant Group, Inc.*	235,000	5,741,050
California Pizza Kitchen, Inc.*	2,256	41,668
Caribou Coffee Co., Inc.*	3,107	41,137
Churchill Downs, Inc.	4,202	189,426
Cracker Barrel Old Country Store, Inc.	630	31,065
Denny’s Corp.*	12,193	47,309

	Number of Shares	Value (Note 1)

Domino’s Pizza, Inc.*	17,461	$440,716
Einstein Noah Restaurant Group, Inc.	305	4,566
Gaylord Entertainment Co.*	16,339	490,170
International Speedway Corp., Class A	13,444	381,944
Isle of Capri Casinos, Inc.*	9,260	81,951
Jack in the Box, Inc.*	21,448	488,585
Life Time Fitness, Inc.*	1,879	74,991
Luby’s, Inc.*	8,168	45,087
Marcus Corp.	9,337	92,250
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,004	51,574
Monarch Casino & Resort, Inc.*	4,127	43,086
Morgans Hotel Group Co.*	6,268	45,067
Multimedia Games Holding Co., Inc.*	12,079	54,959
O’Charleys, Inc.*	8,539	62,420
Orient-Express Hotels Ltd., Class A*	43,723	470,022
P.F. Chang’s China Bistro, Inc.	918	36,940
Pinnacle Entertainment, Inc.*	26,689	397,666
Red Lion Hotels Corp.*	6,694	52,883
Red Robin Gourmet Burgers, Inc.*	604	21,974
Ruby Tuesday, Inc.*	29,794	321,179
Ruth’s Hospitality Group, Inc.*	13,139	73,710
Scientific Games Corp., Class A*	12,663	130,935
Shuffle Master, Inc.*	4,682	43,800
Speedway Motorsports, Inc.	5,275	74,800
Texas Roadhouse, Inc.	1,886	33,071
Town Sports International Holdings, Inc.*	5,186	39,466
Vail Resorts, Inc.	3,499	161,724

		11,324,057

Household Durables (2.2%)
American Greetings Corp., Class A	17,448	419,450
Beazer Homes USA, Inc.*	35,019	118,714
Blyth, Inc.	2,376	119,632
Brookfield Residential Properties, Inc.*	63,300	627,936
Cavco Industries, Inc.*	3,092	139,140
CSS Industries, Inc.	3,708	77,608
D.R. Horton, Inc.	46,744	538,491
Ethan Allen Interiors, Inc.	25,471	542,278
Furniture Brands International, Inc.*	19,293	79,873
Helen of Troy Ltd.*	14,092	486,597
Hooker Furniture Corp.	56,106	497,099
Hovnanian Enterprises, Inc., Class A*	27,474	66,212
Jarden Corp.	293,200	10,118,332
KB Home	35,373	345,948
La-Z-Boy, Inc.*	143,367	1,415,032
Lifetime Brands, Inc.	4,229	49,649
M.D.C. Holdings, Inc.	45,371	1,117,942
M/I Homes, Inc.*	65,777	806,426
Meritage Homes Corp.*	12,832	289,490
Ryland Group, Inc.	20,500	338,865
Sealy Corp.*	22,261	56,320

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Skyline Corp.	3,070	$53,725
Standard Pacific Corp.*	48,911	163,852
Universal Electronics, Inc.*	4,247	107,279

		18,575,890

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	10,621	32,925
Valuevision Media, Inc., Class A*	3,609	27,609

		60,534

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	5,532	74,295
Black Diamond, Inc.*	5,880	46,334
Brunswick Corp.	53,000	1,081,200
Callaway Golf Co.	29,757	185,088
Eastman Kodak Co.*	123,060	440,555
JAKKS Pacific, Inc.*	12,420	228,652
Johnson Outdoors, Inc., Class A*	2,138	36,603
Leapfrog Enterprises, Inc.*	18,960	80,011
Marine Products Corp.*	2,262	15,201
Smith & Wesson Holding Corp.*	17,844	53,532
Steinway Musical Instruments, Inc.*	2,885	74,116
Summer Infant, Inc.*	5,925	48,111

		2,363,698

Media (2.4%)
AH Belo Corp., Class A	8,212	61,097
Belo Corp., Class A*	29,843	224,718
Central European Media Enterprises Ltd., Class A*	16,695	329,726
Cinemark Holdings, Inc.	3,951	81,825
Crown Media Holdings, Inc., Class A*	11,994	22,908
Cumulus Media, Inc., Class A*	7,437	26,029
DreamWorks Animation SKG, Inc., Class A*	202,400	4,068,240
Entercom Communications Corp., Class A*	11,040	95,827
Entravision Communications Corp., Class A*	9,180	16,983
EW Scripps Co., Class A*	15,500	149,885
Fisher Communications, Inc.*	3,996	119,161
Global Sources Ltd.*	493	4,531
Gray Television, Inc.*	22,007	58,098
Harte-Hanks, Inc.	20,233	164,292
John Wiley & Sons, Inc., Class A	48,100	2,501,681
Journal Communications, Inc., Class A*	19,785	102,288
Knology, Inc.*	935	13,885
LIN TV Corp., Class A*	12,341	60,101
Live Nation Entertainment, Inc.*	551,925	6,330,580
Martha Stewart Living Omnimedia, Inc., Class A*	12,538	54,415
McClatchy Co., Class A*	26,321	73,962
Meredith Corp.	16,722	520,556
New York Times Co., Class A*	62,886	548,366
Nexstar Broadcasting Group, Inc., Class A*	3,775	30,993
Outdoor Channel Holdings, Inc.*	6,793	46,464
PRIMEDIA, Inc.	7,407	52,219

	Number of Shares	Value (Note 1)

Promotora de Informaciones S.A. (Prisa) (ADR)*	121,600	$1,128,448
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	251,100	2,511,000
Saga Communications, Inc., Class A*	1,604	59,348
Scholastic Corp.	12,138	322,871
Sinclair Broadcast Group, Inc., Class A	21,261	233,446
Warner Music Group Corp.*	17,931	147,393
Westwood One, Inc.*	2,182	11,259
World Wrestling Entertainment, Inc., Class A	1,358	12,942

		20,185,537

Multiline Retail (0.6%)
99 Cents Only Stores*	18,980	384,155
Bon-Ton Stores, Inc.	5,558	54,024
Fred’s, Inc., Class A	107,136	1,545,972
J.C. Penney Co., Inc.	48,500	1,675,190
Saks, Inc.*	116,821	1,304,891
Tuesday Morning Corp.*	86,150	400,598

		5,364,830

Specialty Retail (4.0%)
America’s Car-Mart, Inc.*	2,017	66,561
Asbury Automotive Group, Inc.*	13,296	246,375
Barnes & Noble, Inc.	13,298	220,481
bebe stores, Inc.	17,132	104,676
Big 5 Sporting Goods Corp.	9,970	78,364
Brown Shoe Co., Inc.	123,293	1,313,070
Build-A-Bear Workshop, Inc.*	7,790	50,713
Cabela’s, Inc.*	19,764	536,593
Casual Male Retail Group, Inc.*	18,946	78,626
Cato Corp., Class A	45,811	1,319,357
Charming Shoppes, Inc.*	52,940	220,230
Children’s Place Retail Stores, Inc.*	11,950	531,655
Christopher & Banks Corp.	141,302	812,486
Citi Trends, Inc.*	6,849	103,283
Coldwater Creek, Inc.*	27,559	38,583
Collective Brands, Inc.*	28,190	414,111
Conn’s, Inc.*	786,223	6,800,829
Cost Plus, Inc.*	3,074	30,740
Finish Line, Inc., Class A	16,468	352,415
GameStop Corp., Class A*	65,500	1,746,885
Genesco, Inc.*	9,749	507,923
Group 1 Automotive, Inc.	64,087	2,639,103
Haverty Furniture Cos., Inc.	8,594	98,917
hhgregg, Inc.*	7,849	105,177
HOT Topic, Inc.	20,340	151,330
Kirkland’s, Inc.*	7,641	91,845
Lithia Motors, Inc., Class A	10,031	196,909
MarineMax, Inc.*	10,765	94,301
Men’s Wearhouse, Inc.	76,931	2,592,575
New York & Co., Inc.*	11,548	57,163
Office Depot, Inc.*	127,016	536,007
OfficeMax, Inc.*	39,399	309,282
Pacific Sunwear of California, Inc.*	21,673	56,567
Penske Automotive Group, Inc.	78,334	1,781,315
PEP Boys-Manny, Moe & Jack	24,196	264,462

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Pier 1 Imports, Inc.*	99,216	$1,147,929
Rent-A-Center, Inc.	29,056	887,951
Select Comfort Corp.*	3,237	58,201
Shoe Carnival, Inc.*	4,160	125,424
Sonic Automotive, Inc., Class A	408,376	5,982,708
Stage Stores, Inc.	16,542	277,906
Stein Mart, Inc.	12,455	120,066
Syms Corp.*	2,749	29,634
Systemax, Inc.*	4,599	68,709
Talbots, Inc.*	32,473	108,460
West Marine, Inc.*	86,276	894,682
Wet Seal, Inc., Class A*	46,278	206,863
Zale Corp.*	14,585	81,676

		34,539,118

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*	3,108	95,602
Cherokee, Inc.	403	6,915
Columbia Sportswear Co.	1,768	112,091
Delta Apparel, Inc.*	2,724	46,308
Iconix Brand Group, Inc.*	48,259	1,167,868
Jones Group, Inc.	40,136	435,476
Kenneth Cole Productions, Inc., Class A*	2,279	28,465
K-Swiss, Inc., Class A*	11,834	125,795
Liz Claiborne, Inc.*	41,064	219,692
Movado Group, Inc.	112,885	1,931,462
Perry Ellis International, Inc.*	5,491	138,648
Quiksilver, Inc.*	59,247	278,461
R.G. Barry Corp.	3,374	38,059
Skechers U.S.A., Inc., Class A*	17,232	249,519
Timberland Co., Class A*	4,914	211,155
Unifi, Inc.*	6,311	87,092
Warnaco Group, Inc.*	20,858	1,089,831

		6,262,439

Total Consumer Discretionary		131,778,246

Consumer Staples (2.2%)
Beverages (0.1%)
Central European Distribution Corp.*	33,244	372,333
Craft Brewers Alliance, Inc.*	2,993	25,770
Heckmann Corp.*	21,505	129,890
MGP Ingredients, Inc.	5,504	47,940
Primo Water Corp.*	1,806	25,988

		601,921

Food & Staples Retailing (0.3%)
Andersons, Inc.	8,502	359,209
Arden Group, Inc., Class A	226	20,797
Casey’s General Stores, Inc.	500	22,000
Ingles Markets, Inc., Class A	5,592	92,548
Nash Finch Co.	5,545	198,566
Pantry, Inc.*	9,677	181,831
Rite Aid Corp.*	246,530	327,885
Ruddick Corp.	10,350	450,639
Spartan Stores, Inc.	10,312	201,393
Susser Holdings Corp.*	3,503	55,067
Village Super Market, Inc., Class A	2,794	77,422
Weis Markets, Inc.	5,051	205,727

	Number of Shares	Value (Note 1)

Winn-Dixie Stores, Inc.*	25,545	$215,855

		2,408,939

Food Products (1.2%)
Alico, Inc.	1,003	25,697
B&G Foods, Inc.	9,321	192,199
Cal-Maine Foods, Inc.	6,056	193,550
Chiquita Brands International, Inc.*	20,834	271,259
Darling International, Inc.*	295,000	5,221,500
Dole Food Co., Inc.*	13,307	179,911
Farmer Bros Co.	3,139	31,829
Fresh Del Monte Produce, Inc.	16,679	444,829
Griffin Land & Nurseries, Inc.	1,100	35,739
Hain Celestial Group, Inc.*	12,345	411,829
Harbinger Group, Inc.*	3,990	24,379
Imperial Sugar Co.	5,586	111,720
Lancaster Colony Corp.	26,216	1,594,457
Omega Protein Corp.*	7,930	109,434
Pilgrim’s Pride Corp.*	23,130	125,133
Sanderson Farms, Inc.	10,148	484,871
Seneca Foods Corp., Class A*	4,216	107,845
Smart Balance, Inc.*	14,236	73,743
Snyders-Lance, Inc.	21,458	464,137
Tootsie Roll Industries, Inc.	958	28,031
TreeHouse Foods, Inc.*	6,692	365,450

		10,497,542

Household Products (0.0%)
Central Garden & Pet Co., Class A*	21,640	219,646
Oil-Dri Corp. of America	1,931	41,362
Spectrum Brands Holdings, Inc.*	1,609	51,488

		312,496

Personal Products (0.5%)
Elizabeth Arden, Inc.*	2,090	60,673
Inter Parfums, Inc.	159,500	3,673,285
Nutraceutical International Corp.*	4,278	65,796
Prestige Brands Holdings, Inc.*	22,899	294,023
Revlon, Inc., Class A*	4,887	82,101
Schiff Nutrition International, Inc.	4,026	45,051

		4,220,929

Tobacco (0.1%)
Alliance One International, Inc.*	39,805	128,570
Star Scientific, Inc.*	5,399	24,295
Universal Corp.	10,625	400,244
Vector Group Ltd.	6,373	113,376

		666,485

Total Consumer Staples		18,708,312

Energy (8.1%)
Energy Equipment & Services (6.0%)
Atwood Oceanics, Inc.*	44,200	1,950,546
Bristow Group, Inc.	70,299	3,586,655
Cal Dive International, Inc.*	16,753	100,183
Dawson Geophysical Co.*	2,621	89,507
Exterran Holdings, Inc.*	29,187	578,778
Global Industries Ltd.*	205,719	1,127,340

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Gulf Island Fabrication, Inc.	5,568	$179,735
Gulfmark Offshore, Inc., Class A*	8,929	394,572
Helix Energy Solutions Group, Inc.*	132,878	2,200,460
Hercules Offshore, Inc.*	52,613	289,898
Hornbeck Offshore Services, Inc.*	146,498	4,028,695
ION Geophysical Corp.*	390,000	3,689,400
Key Energy Services, Inc.*	5,992	107,856
Matrix Service Co.*	310,158	4,149,914
Mitcham Industries, Inc.*	382,033	6,609,171
Natural Gas Services Group, Inc.*	180,670	2,919,627
Newpark Resources, Inc.*	38,561	349,748
North American Energy Partners, Inc.*	455,000	3,485,300
Oil States International, Inc.*	26,800	2,141,588
Parker Drilling Co.*	483,326	2,827,457
PHI, Inc. (Non-Voting)*	5,927	128,794
Pioneer Drilling Co.*	5,311	80,940
Rowan Cos., Inc.*	68,797	2,670,011
Tesco Corp.*	2,592	50,311
TETRA Technologies, Inc.*	31,263	397,978
Tidewater, Inc.	104,000	5,596,240
Union Drilling, Inc.*	6,582	67,729
Unit Corp.*	29,700	1,809,621
Vantage Drilling Co.*	78,928	143,649
Willbros Group, Inc.*	14,495	123,787

		51,875,490

Oil, Gas & Consumable Fuels (2.1%)
Alon USA Energy, Inc.	1,150	12,960
Approach Resources, Inc.*	2,837	64,315
Arch Coal, Inc.	14,363	382,918
Bill Barrett Corp.*	19,949	924,636
BPZ Resources, Inc.*	34,907	114,495
Buckeye Partners LP	76,200	4,919,472
CAMAC Energy, Inc.*	25,971	34,541
Cloud Peak Energy, Inc.*	22,155	471,901
Comstock Resources, Inc.*	21,791	627,363
Crimson Exploration, Inc.*	9,163	32,529
Crosstex Energy, Inc.	1,937	23,050
Delek U.S. Holdings, Inc.	6,395	100,402
DHT Holdings, Inc.	29,473	112,882
Endeavour International Corp.*	16,844	253,839
Energen Corp.	22,900	1,293,850
Energy Partners Ltd.*	13,215	195,714
Frontline Ltd.	23,564	347,333
Gastar Exploration Ltd.*	26,172	89,770
General Maritime Corp.	53,482	72,201
GeoResources, Inc.*	5,556	124,954
GMX Resources, Inc.*	18,839	83,834
Green Plains Renewable Energy, Inc.*	9,340	100,779
Harvest Natural Resources, Inc.*	15,438	170,281
James River Coal Co.*	16,226	337,825
Knightsbridge Tankers Ltd.	9,986	219,992
L&L Energy, Inc.*	10,238	52,521
Miller Energy Resources, Inc.*	13,931	89,158
Nordic American Tanker Shipping Ltd.	21,630	491,866
Overseas Shipholding Group, Inc.	50,212	1,352,711
Patriot Coal Corp.*	2,834	63,085
Penn Virginia Corp.	20,962	276,908

	Number of Shares	Value (Note 1)

Petroleum Development Corp.*	10,698	$319,977
PetroQuest Energy, Inc.*	19,728	138,491
REX American Resources Corp.*	3,128	51,925
Rex Energy Corp.*	2,275	23,364
Scorpio Tankers, Inc.*	11,304	112,927
SemGroup Corp., Class A*	18,876	484,547
Ship Finance International Ltd.	20,431	368,167
Solazyme, Inc.*	1,156	26,553
Swift Energy Co.*	19,413	723,523
Teekay Corp.	25,400	784,352
Teekay Tankers Ltd., Class A	19,383	182,200
Triangle Petroleum Corp.*	10,124	65,401
Ur-Energy, Inc.*	8,188	13,101
USEC, Inc.*	53,232	177,795
VAALCO Energy, Inc.*	20,480	123,290
Venoco, Inc.*	10,272	130,865
Voyager Oil & Gas, Inc.*	5,659	16,807
Warren Resources, Inc.*	27,259	103,857
Western Refining, Inc.*	1,526	27,575
Westmoreland Coal Co.*	3,163	56,143
World Fuel Services Corp.	13,969	501,906

		17,870,851

Total Energy		69,746,341

Financials (23.2%)
Capital Markets (3.0%)
Apollo Investment Corp.	89,169	910,416
Arlington Asset Investment Corp., Class A	2,958	92,852
Artio Global Investors, Inc.	1,339	15,131
BlackRock Kelso Capital Corp.	33,179	297,616
Calamos Asset Management, Inc., Class A	8,704	126,382
Capital Southwest Corp.	1,367	126,133
CIFC Deerfield Corp.*	5,198	35,606
Cohen & Steers, Inc.	204,079	6,765,219
Cowen Group, Inc., Class A*	30,702	115,438
Dundee Corp., Class A*	41,900	1,101,317
Edelman Financial Group, Inc.	9,281	73,227
FBR & Co.*	23,381	79,495
Fifth Street Finance Corp.	30,569	354,600
FXCM, Inc., Class A	7,974	79,102
GAMCO Investors, Inc., Class A	1,186	54,900
GFI Group, Inc.	32,126	147,458
Gladstone Capital Corp.	9,591	88,621
Gladstone Investment Corp.	9,985	71,293
Gleacher & Co., Inc.*	35,771	72,973
Golub Capital BDC, Inc.	4,624	69,036
Harris & Harris Group, Inc.*	14,303	73,374
Hercules Technology Growth Capital, Inc.	19,851	208,833
ICG Group, Inc.*	15,785	193,051
Investment Technology Group, Inc.*	19,067	267,319
JMP Group, Inc.	7,137	50,173
KBW, Inc.	16,566	309,784
Knight Capital Group, Inc., Class A*	46,210	509,234
Kohlberg Capital Corp.	8,372	66,557
Main Street Capital Corp.	9,130	173,014
MCG Capital Corp.	34,931	212,380

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Medallion Financial Corp.	6,496	$63,336
Medley Capital Corp.	5,025	58,994
MF Global Holdings Ltd.*	74,947	580,090
MVC Capital, Inc.	10,948	144,842
New Mountain Finance Corp.*	3,318	42,139
NGP Capital Resources Co.	9,766	80,081
Oppenheimer Holdings, Inc., Class A	4,747	133,913
PennantPark Investment Corp.	20,728	232,361
Piper Jaffray Cos., Inc.*	7,244	208,700
Prospect Capital Corp.	44,510	449,996
Safeguard Scientifics, Inc.*	9,419	177,831
Solar Capital Ltd.	16,573	409,187
Solar Senior Capital Ltd.	3,518	63,148
Stifel Financial Corp.*	14,785	530,190
SWS Group, Inc.	13,516	80,961
TICC Capital Corp.	14,894	142,982
Triangle Capital Corp.	8,416	155,359
Value Partners Group Ltd.	6,480,000	5,594,683
Virtus Investment Partners, Inc.*	147	8,923
WisdomTree Investments, Inc.*	662,350	4,199,299

		26,097,549

Commercial Banks (4.7%)
1st Source Corp.	7,117	147,607
1st United Bancorp, Inc.*	12,980	80,736
Alliance Financial Corp./ New York	2,187	66,769
Ameris Bancorp*	11,086	98,333
Ames National Corp.	3,869	70,261
Arrow Financial Corp.	4,366	106,836
BancFirst Corp.	3,235	124,871
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,795	221,609
Bancorp Rhode Island, Inc.	1,729	78,358
Bancorp, Inc./Delaware*	13,501	141,085
BancorpSouth, Inc.	38,359	476,035
Bank of Kentucky Financial Corp.	2,614	58,214
Bank of Marin Bancorp/ California	2,557	90,441
Bank of the Ozarks, Inc.	5,656	294,451
Banner Corp.	873	15,277
BOK Financial Corp.	19,400	1,062,538
Boston Private Financial Holdings, Inc.	35,682	234,788
Bridge Bancorp, Inc.	2,049	43,603
Bridge Capital Holdings*	4,119	45,639
Bryn Mawr Bank Corp.	3,839	77,740
Camden National Corp.	3,623	118,871
Cape Bancorp, Inc.*	5,061	50,610
Capital Bank Corp.*	6,104	21,303
Capital City Bank Group, Inc.	5,600	57,456
Cardinal Financial Corp.	13,577	148,668
Cascade Bancorp*	2,697	27,240
Cathay General Bancorp	269,031	4,409,418
Center Bancorp, Inc.	5,507	57,493
Center Financial Corp.*	16,588	105,334
Centerstate Banks, Inc.	13,960	96,603
Central Pacific Financial Corp.*	6,742	94,388
Century Bancorp, Inc./Massachusetts, Class A	1,555	41,145

	Number of Shares	Value (Note 1)

Chemical Financial Corp.	50,920	$955,259
Citizens & Northern Corp.	5,677	85,552
City Holding Co.	7,163	236,594
CNB Financial Corp./ Pennsylvania	5,604	77,840
CoBiz Financial, Inc.	15,391	100,657
Columbia Banking System, Inc.	18,237	314,041
Community Bank System, Inc.	16,969	420,662
Community Trust Bancorp, Inc.	6,530	181,012
CVB Financial Corp.	41,177	380,887
Eagle Bancorp, Inc.*	7,892	104,964
East West Bancorp, Inc.	215,000	4,345,150
Encore Bancshares, Inc.*	4,037	48,525
Enterprise Bancorp, Inc./Massachusetts	2,607	39,287
Enterprise Financial Services Corp.	6,372	86,213
F.N.B. Corp./Pennsylvania	58,293	603,333
Financial Institutions, Inc.	6,303	103,495
First Bancorp, Inc./Maine	3,980	59,143
First Bancorp/North Carolina	6,927	70,932
First Busey Corp.	35,495	187,769
First Commonwealth Financial Corp.	48,713	279,613
First Community Bancshares, Inc./Virginia	7,431	104,034
First Financial Bancorp	26,866	448,394
First Financial Bankshares, Inc.	8,116	279,596
First Financial Corp./Indiana	5,207	170,477
First Interstate Bancsystem, Inc.	7,302	107,631
First Merchants Corp.	11,876	106,171
First Midwest Bancorp, Inc./ Illinois	34,299	421,535
First of Long Island Corp.	3,589	100,097
FirstMerit Corp.	50,270	829,958
German American Bancorp, Inc.	5,940	98,485
Glacier Bancorp, Inc.	33,133	446,633
Great Southern Bancorp, Inc.	4,748	89,975
Hancock Holding Co.	23,200	718,736
Hanmi Financial Corp.*	47,239	50,546
Heartland Financial USA, Inc.	6,441	93,717
Heritage Commerce Corp.*	9,348	47,768
Heritage Financial Corp./Washington	7,165	92,643
Home Bancshares, Inc./Arkansas	10,474	247,605
Hudson Valley Holding Corp.	6,582	127,098
IBERIABANK Corp.	12,454	717,849
Independent Bank Corp./Massachusetts	9,938	260,872
International Bancshares Corp.	24,427	408,664
Investors Bancorp, Inc.*	18,376	260,939
Lakeland Bancorp, Inc.	10,152	101,317
Lakeland Financial Corp.	7,635	169,955
MainSource Financial Group, Inc.	9,373	77,796
MB Financial, Inc.	24,981	480,634
Merchants Bancshares, Inc.	2,349	57,480
Metro Bancorp, Inc.*	6,680	76,286
Midsouth Bancorp, Inc.	3,912	53,321
Nara Bancorp, Inc.*	17,546	142,649
National Bankshares, Inc./ Virginia	3,343	83,709
National Penn Bancshares, Inc.	56,872	450,995

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

NBT Bancorp, Inc.	15,973	$353,482
Northfield Bancorp, Inc./New Jersey	8,137	114,406
Old National Bancorp/Indiana	43,785	472,878
OmniAmerican Bancorp, Inc.*	5,561	83,248
Oriental Financial Group, Inc.	81,823	1,054,698
Orrstown Financial Services, Inc.	3,322	87,402
Pacific Capital Bancorp N.A.*	1,973	62,722
Pacific Continental Corp.	8,795	80,474
PacWest Bancorp	13,964	287,239
Park National Corp.	5,924	390,155
Park Sterling Corp.*	13,122	65,085
Penns Woods Bancorp, Inc.	1,836	63,085
Peoples Bancorp, Inc./Ohio	22,814	257,114
Pinnacle Financial Partners, Inc.*	15,660	243,670
PrivateBancorp, Inc.	27,489	379,348
Prosperity Bancshares, Inc.	21,521	943,050
Renasant Corp.	11,432	165,650
Republic Bancorp, Inc./Kentucky, Class A	4,534	90,227
S&T Bancorp, Inc.	13,003	241,726
Sandy Spring Bancorp, Inc.	11,101	199,707
SCBT Financial Corp.	6,510	186,707
Seacoast Banking Corp. of Florida*	33,112	49,668
Sierra Bancorp	5,724	64,796
Simmons First National Corp., Class A	8,120	208,359
Southside Bancshares, Inc.	7,625	151,364
Southwest Bancorp, Inc./Oklahoma*	9,068	88,776
State Bancorp, Inc./New York	7,077	94,407
State Bank Financial Corp.*	14,476	236,972
StellarOne Corp.	10,717	129,783
Sterling Bancorp/New York	14,312	135,821
Sterling Bancshares, Inc./Texas	46,903	382,728
Sterling Financial Corp./Washington*	12,305	197,741
Suffolk Bancorp	4,565	63,727
Sun Bancorp, Inc./New Jersey*	17,055	62,251
Susquehanna Bancshares, Inc.	59,688	477,504
SVB Financial Group*	15,318	914,638
SY Bancorp, Inc.	5,053	117,482
Taylor Capital Group, Inc.*	3,520	28,723
Texas Capital Bancshares, Inc.*	17,124	442,313
Tompkins Financial Corp.	3,810	149,504
Tower Bancorp, Inc.	4,874	133,548
TowneBank/Virginia	11,227	150,217
Trico Bancshares	6,561	95,791
Trustmark Corp.	29,505	690,712
UMB Financial Corp.	14,767	618,442
Umpqua Holdings Corp.	52,774	610,595
Union First Market Bankshares Corp.	9,370	114,127
United Bankshares, Inc.	18,710	458,021
United Community Banks, Inc./Georgia*	7,756	81,903
Univest Corp. of Pennsylvania	7,760	121,289
Virginia Commerce Bancorp, Inc.*	10,988	64,939
Washington Banking Co.	7,376	97,511
Washington Trust Bancorp, Inc.	6,592	151,418

	Number of Shares	Value (Note 1)

Webster Financial Corp.	33,033	$694,354
WesBanco, Inc.	10,736	211,070
West Bancorp, Inc.	7,405	65,238
West Coast Bancorp/Oregon*	8,907	149,281
Westamerica Bancorp	7,418	365,336
Western Alliance Bancorp*	32,277	229,167
Wilshire Bancorp, Inc.*	26,478	77,845
Wintrust Financial Corp.	16,082	517,519

		40,885,166

Consumer Finance (0.9%)
Advance America Cash Advance Centers, Inc.	22,339	153,916
Cash America International, Inc.	9,014	521,640
EZCORP, Inc., Class A*	189,000	6,723,675
First Marblehead Corp.*	27,000	47,790
Imperial Holdings, Inc.*	1,313	13,340
Nelnet, Inc., Class A	11,895	262,404
Nicholas Financial, Inc.*	4,423	52,545

		7,775,310

Diversified Financial Services (1.8%)
California First National Bancorp	621	9,514
Compass Diversified Holdings	18,317	302,047
Gain Capital Holdings, Inc.*	3,450	23,495
Guoco Group Ltd.	128,000	1,570,972
Marlin Business Services Corp.*	3,910	49,461
NewStar Financial, Inc.*	12,324	131,620
Onex Corp.	167,400	6,486,327
Osaka Securities Exchange Co. Ltd.	477	2,132,661
PHH Corp.*	25,804	529,498
PICO Holdings, Inc.*	10,375	300,875
Primus Guaranty Ltd.*	11,298	59,315
Texas Pacific Land Trust	93,200	4,228,484

		15,824,269

Insurance (4.9%)
Alleghany Corp.*	7,956	2,650,223
Alterra Capital Holdings Ltd.	41,373	922,618
American Equity Investment Life Holding Co.	27,282	346,754
American National Insurance Co.	8,311	644,103
American Safety Insurance Holdings Ltd.*	4,838	92,599
AMERISAFE, Inc.*	8,425	190,574
Amtrust Financial Services, Inc.	9,561	217,800
Argo Group International Holdings Ltd.	12,550	372,986
Arthur J. Gallagher & Co.	26,451	754,912
Aspen Insurance Holdings Ltd.	54,000	1,389,420
Baldwin & Lyons, Inc., Class B	3,564	82,578
Citizens, Inc./Texas*	17,286	117,891
CNO Financial Group, Inc.*	101,194	800,445
Delphi Financial Group, Inc., Class A	22,121	646,154
Donegal Group, Inc., Class A	3,553	45,478
eHealth, Inc.*	9,896	132,211
EMC Insurance Group, Inc.	2,227	42,536
Employers Holdings, Inc.	17,728	297,299
Enstar Group Ltd.*	3,123	326,322

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

FBL Financial Group, Inc., Class A	5,861	$188,431
First American Financial Corp.	48,105	752,843
Flagstone Reinsurance Holdings S.A.	22,491	189,599
Fortegra Financial Corp.*	2,820	22,109
FPIC Insurance Group, Inc.*	3,831	159,676
Global Indemnity plc*	6,170	136,851
Greenlight Capital Reinsurance Ltd., Class A*	309,924	8,147,902
Hallmark Financial Services*	3,344	26,317
Hanover Insurance Group, Inc.	28,200	1,063,422
Harleysville Group, Inc.	5,441	169,596
HCC Insurance Holdings, Inc.	19,600	617,400
Hilltop Holdings, Inc.*	18,428	162,904
Horace Mann Educators Corp.	18,340	286,287
Independence Holding Co.	3,122	32,594
Infinity Property & Casualty Corp.	5,705	311,835
Kansas City Life Insurance Co.	1,882	58,624
Maiden Holdings Ltd.	22,946	208,809
Meadowbrook Insurance Group, Inc.	24,579	243,578
Montpelier Reinsurance Holdings Ltd.	98,626	1,775,268
National Financial Partners Corp.*	20,230	233,454
National Interstate Corp.	3,140	71,906
National Western Life Insurance Co., Class A	1,009	160,905
Navigators Group, Inc.*	6,174	290,178
Old Republic International Corp.	154,000	1,809,500
OneBeacon Insurance Group Ltd., Class A	9,916	132,775
Phoenix Cos., Inc.*	53,007	130,397
Platinum Underwriters Holdings Ltd.	17,162	570,465
Presidential Life Corp.	9,742	101,706
Primerica, Inc.	15,653	343,896
ProAssurance Corp.*	14,016	981,120
Protective Life Corp.	108,120	2,500,816
RLI Corp.	21,857	1,353,385
Safety Insurance Group, Inc.	5,702	239,712
SeaBright Holdings, Inc.	9,277	91,842
Selective Insurance Group, Inc.	24,703	401,918
StanCorp Financial Group, Inc.	38,500	1,624,315
State Auto Financial Corp.	5,847	101,913
Stewart Information Services Corp.	8,492	85,175
Symetra Financial Corp.	30,854	414,369
Tower Group, Inc.	88,156	2,099,876
Transatlantic Holdings, Inc.	35,300	1,730,053
United Fire & Casualty Co.	9,865	171,355
Universal Insurance Holdings, Inc.	8,172	38,163
Validus Holdings Ltd.	47,054	1,456,321

		41,762,463

Real Estate Investment Trusts (REITs) (5.5%)
Acadia Realty Trust (REIT)	15,228	309,585
Agree Realty Corp. (REIT)	4,736	105,755
Alexander’s, Inc. (REIT)	2,200	873,400

	Number of Shares	Value (Note 1)

American Assets Trust, Inc. (REIT)	1,222	$27,434
American Campus Communities, Inc. (REIT)	17,832	633,393
Anworth Mortgage Asset Corp. (REIT)	60,330	453,078
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,725	140,647
ARMOUR Residential REIT, Inc.	23,985	176,290
Ashford Hospitality Trust, Inc. (REIT)	21,472	267,326
Associated Estates Realty Corp. (REIT)	18,271	296,904
BioMed Realty Trust, Inc. (REIT)	60,508	1,164,174
Campus Crest Communities, Inc. (REIT)	14,034	181,600
CapLease, Inc. (REIT)	31,671	155,505
Capstead Mortgage Corp. (REIT)	36,278	486,125
CBL & Associates Properties, Inc. (REIT)	46,776	848,049
Cedar Shopping Centers, Inc. (REIT)	25,861	133,184
Chatham Lodging Trust (REIT)	7,072	113,930
Chesapeake Lodging Trust (REIT)	15,479	264,072
Cogdell Spencer, Inc. (REIT)	15,834	94,846
Colonial Properties Trust (REIT)	38,498	785,359
Colony Financial, Inc. (REIT)	15,724	284,133
Coresite Realty Corp. (REIT)	9,118	149,535
Cousins Properties, Inc. (REIT)	42,785	365,384
CreXus Investment Corp. (REIT)	27,927	310,269
Cypress Sharpridge Investments, Inc. (REIT)	38,997	499,552
DCT Industrial Trust, Inc. (REIT)	114,552	599,107
DiamondRock Hospitality Co. (REIT)	77,248	828,871
DuPont Fabros Technology, Inc. (REIT)	16,935	426,762
Dynex Capital, Inc. (REIT)	18,927	183,213
EastGroup Properties, Inc. (REIT)	7,062	300,206
Education Realty Trust, Inc. (REIT)	34,007	291,440
Entertainment Properties Trust (REIT)	21,496	1,003,863
Equity Lifestyle Properties, Inc. (REIT)	106,679	6,661,037
Equity One, Inc. (REIT)	25,306	471,704
Excel Trust, Inc. (REIT)	8,295	91,494
Extra Space Storage, Inc. (REIT)	26,829	572,263
FelCor Lodging Trust, Inc. (REIT)*	28,922	154,154
First Industrial Realty Trust, Inc. (REIT)*	35,911	411,181
First Potomac Realty Trust (REIT)	23,605	361,393
Franklin Street Properties Corp. (REIT)	32,889	424,597
Getty Realty Corp. (REIT)	6,516	164,399
Gladstone Commercial Corp. (REIT)	2,777	48,125

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Glimcher Realty Trust (REIT)	6,465	$61,418
Government Properties Income Trust (REIT)	14,464	390,817
Hatteras Financial Corp. (REIT)	34,850	983,815
Healthcare Realty Trust, Inc. (REIT)	33,985	701,111
Hersha Hospitality Trust (REIT)	65,253	363,459
Highwoods Properties, Inc. (REIT)	8,599	284,885
Hudson Pacific Properties, Inc. (REIT)	10,528	163,500
Inland Real Estate Corp. (REIT)	36,054	318,357
Invesco Mortgage Capital, Inc. (REIT)	34,294	724,632
Investors Real Estate Trust (REIT)	30,509	264,208
iStar Financial, Inc. (REIT)*	42,367	343,596
Kilroy Realty Corp. (REIT)	14,037	554,321
Kite Realty Group Trust (REIT)	26,283	130,889
LaSalle Hotel Properties (REIT)	39,313	1,035,504
Lexington Realty Trust (REIT)	55,134	503,373
LTC Properties, Inc. (REIT)	11,974	333,117
Medical Properties Trust, Inc. (REIT)	51,775	595,413
MFA Financial, Inc. (REIT)	164,959	1,326,270
Mission West Properties, Inc. (REIT)	8,454	74,226
Monmouth Real Estate Investment Corp. (REIT), Class A	16,429	138,825
MPG Office Trust, Inc. (REIT)*	22,843	65,331
National Health Investors, Inc. (REIT)	6,582	292,438
National Retail Properties, Inc. (REIT)	39,546	969,272
Newcastle Investment Corp. (REIT)	2,696	15,583
NorthStar Realty Finance Corp. (REIT)	43,932	177,046
Omega Healthcare Investors, Inc. (REIT)	3,035	63,765
One Liberty Properties, Inc. (REIT)	5,234	80,813
Parkway Properties, Inc./Maryland (REIT)	10,371	176,929
Pebblebrook Hotel Trust (REIT)	23,950	483,550
Pennsylvania Real Estate Investment Trust (REIT)	25,628	402,360
PennyMac Mortgage Investment Trust (REIT)	8,332	138,061
Post Properties, Inc. (REIT)	23,138	943,105
Potlatch Corp. (REIT)	8,839	311,752
PS Business Parks, Inc. (REIT)	7,164	394,736
RAIT Financial Trust (REIT)*	53,207	111,735
Ramco-Gershenson Properties Trust (REIT)	18,096	224,028
Redwood Trust, Inc. (REIT)	36,390	550,217
Resource Capital Corp. (REIT)	32,915	208,023
Retail Opportunity Investments Corp. (REIT)	19,328	207,969
RLJ Lodging Trust (REIT)	13,019	226,140
Sabra Healthcare REIT, Inc. (REIT)	8,768	146,513

	Number of Shares	Value (Note 1)

Sovran Self Storage, Inc. (REIT)	12,975	$531,975
STAG Industrial, Inc. (REIT)	7,615	93,284
Strategic Hotels & Resorts, Inc. (REIT)*	59,895	424,057
Summit Hotel Properties, Inc. (REIT)	11,296	128,210
Sun Communities, Inc. (REIT)	9,811	366,048
Sunstone Hotel Investors, Inc. (REIT)*	54,778	507,792
Terreno Realty Corp. (REIT)	4,901	83,366
Two Harbors Investment Corp. (REIT)	42,021	451,726
UMH Properties, Inc. (REIT)	5,831	62,392
Universal Health Realty Income Trust (REIT)	2,834	113,303
Urstadt Biddle Properties, Inc. (REIT), Class A	9,507	172,172
U-Store-It Trust (REIT)	46,147	485,466
Walter Investment Management Corp. (REIT)	11,926	264,638
Washington Real Estate Investment Trust (REIT)	22,967	746,887
Whitestone REIT (REIT), Class B	3,870	49,226
Winthrop Realty Trust (REIT)	460,171	5,494,442

		47,569,424

Real Estate Management & Development (1.5%)
Avatar Holdings, Inc.*	4,015	61,068
Consolidated-Tomoka Land Co.	1,947	55,684
Forestar Group, Inc.*	16,177	265,788
Hang Lung Group Ltd.	123,000	785,538
Howard Hughes Corp.*	172,500	11,219,400
Kennedy-Wilson Holdings, Inc.	10,674	130,757

		12,518,235

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	9,471	98,783
Astoria Financial Corp.	40,217	514,375
Bank Mutual Corp.	21,091	77,404
BankFinancial Corp.	9,795	82,964
Beneficial Mutual Bancorp, Inc.*	15,615	128,277
Berkshire Hills Bancorp, Inc.	7,675	171,843
BofI Holding, Inc.*	3,899	56,185
Brookline Bancorp, Inc.	17,863	165,590
Charter Financial Corp.	3,061	30,304
Clifton Savings Bancorp, Inc.	3,890	42,946
Dime Community Bancshares, Inc.	14,218	206,730
Doral Financial Corp.*	58,080	113,837
ESB Financial Corp.	5,700	73,644
ESSA Bancorp, Inc.	5,539	68,794
Farmer Mac, Class C	4,523	100,049
First Defiance Financial Corp.*	4,358	64,019
First Financial Holdings, Inc.	7,427	66,620
First PacTrust Bancorp, Inc.	3,847	57,166
Flagstar Bancorp, Inc.*	89,611	106,637
Flushing Financial Corp.	14,523	188,799
Fox Chase Bancorp, Inc.	6,659	90,229
Franklin Financial Corp.*	6,330	76,340
Home Federal Bancorp, Inc./Idaho	7,782	85,524

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Kearny Financial Corp.	6,543	$59,607
Meridian Interstate Bancorp, Inc.*	4,218	57,744
MGIC Investment Corp.*	85,990	511,641
Northwest Bancshares, Inc.	48,692	612,545
OceanFirst Financial Corp.	6,973	90,300
Ocwen Financial Corp.*	34,350	438,306
Oritani Financial Corp.	25,703	328,741
People’s United Financial, Inc.	1	8
PMI Group, Inc.*	69,664	74,541
Provident Financial Services, Inc.	27,977	400,631
Provident New York Bancorp	17,765	148,515
Radian Group, Inc.	61,000	258,030
Rockville Financial, Inc.	13,513	133,779
Roma Financial Corp.	4,062	42,651
Territorial Bancorp, Inc.	5,774	119,637
TrustCo Bank Corp./New York	219,527	1,075,682
United Financial Bancorp, Inc.	7,605	117,345
ViewPoint Financial Group	16,051	221,504
Westfield Financial, Inc.	9,891	80,315
WSFS Financial Corp.	3,037	120,417

		7,558,998

Total Financials		199,991,414

Health Care (3.0%)
Biotechnology (0.3%)
Affymax, Inc.*	8,529	58,594
Allos Therapeutics, Inc.*	7,188	15,382
AMAG Pharmaceuticals, Inc.*	8,596	161,605
Arena Pharmaceuticals, Inc.*	62,097	84,452
Array BioPharma, Inc.*	14,279	31,985
BioMimetic Therapeutics, Inc.*	5,181	26,527
Cell Therapeutics, Inc.*	9,356	14,736
Celldex Therapeutics, Inc.*	17,326	61,507
Cornerstone Therapeutics, Inc.*	3,508	31,432
Curis, Inc.*	10,068	36,043
Cytori Therapeutics, Inc.*	5,886	28,194
Dyax Corp.*	7,922	15,686
Enzon Pharmaceuticals, Inc.*	17,804	178,930
Exact Sciences Corp.*	7,344	63,158
Geron Corp.*	45,901	184,063
Idenix Pharmaceuticals, Inc.*	17,931	89,655
Immunogen, Inc.*	9,701	118,255
Inhibitex, Inc.*	7,712	30,231
Insmed, Inc.*	11,211	134,420
InterMune, Inc.*	11,971	429,160
Lexicon Pharmaceuticals, Inc.*	50,912	89,605
Maxygen, Inc.	13,322	72,871
Metabolix, Inc.*	4,384	31,302
Micromet, Inc.*	20,375	116,953
Neurocrine Biosciences, Inc.*	6,354	51,150
Novavax, Inc.*	13,770	27,815
Nymox Pharmaceutical Corp.*	1,393	11,632
Oncothyreon, Inc.*	5,364	49,295
PDL BioPharma, Inc.	11,321	66,454
Progenics Pharmaceuticals, Inc.*	3,490	25,058
Rigel Pharmaceuticals, Inc.*	7,310	67,033
Savient Pharmaceuticals, Inc.*	9,466	70,900
SuperGen, Inc.*	24,158	71,991
Theravance, Inc.*	5,145	114,270
Transcept Pharmaceuticals, Inc.*	468	5,125

	Number of Shares	Value (Note 1)

Vanda Pharmaceuticals, Inc.*	692	$4,941
Vical, Inc.*	3,572	14,717
Zalicus, Inc.*	13,173	31,352

		2,716,479

Health Care Equipment & Supplies (1.2%)
Accuray, Inc.*	3,727	29,855
Alphatec Holdings, Inc.*	24,359	84,769
Analogic Corp.	1,510	79,411
AngioDynamics, Inc.*	11,449	162,919
Biolase Technology, Inc.*	9,843	50,593
Cantel Medical Corp.	6,031	162,294
Cerus Corp.*	3,068	9,204
CONMED Corp.*	12,916	367,848
CryoLife, Inc.*	11,593	64,921
Cynosure, Inc., Class A*	4,422	53,506
DynaVox, Inc., Class A*	1,114	8,466
Exactech, Inc.*	1,095	19,721
Greatbatch, Inc.*	10,694	286,813
ICU Medical, Inc.*	4,232	184,938
Immucor, Inc.*	1,678	34,265
Invacare Corp.	12,347	409,797
IRIS International, Inc.*	2,276	22,737
Medical Action Industries, Inc.*	4,304	35,078
Natus Medical, Inc.*	6,339	96,036
Palomar Medical Technologies, Inc.*	8,578	96,760
Rochester Medical Corp.*	405,000	3,661,200
RTI Biologics, Inc.*	23,593	63,937
Solta Medical, Inc.*	27,247	75,202
STAAR Surgical Co.*	1,965	10,414
STERIS Corp.	45,000	1,574,100
SurModics, Inc.*	6,946	77,101
Symmetry Medical, Inc.*	12,625	113,246
Teleflex, Inc.	25,000	1,526,500
Uroplasty, Inc.*	1,052	7,890
West Pharmaceutical Services, Inc.	26,193	1,146,206
Wright Medical Group, Inc.*	17,847	267,705
Young Innovations, Inc.	1,707	48,684

		10,832,116

Health Care Providers & Services (0.9%)
Almost Family, Inc.*	3,745	102,613
Amedisys, Inc.*	13,473	358,786
American Dental Partners, Inc.*	7,046	91,316
AMN Healthcare Services, Inc.*	9,927	82,593
Amsurg Corp.*	14,264	372,718
Assisted Living Concepts, Inc., Class A	8,965	150,433
BioScrip, Inc.*	4,383	28,446
Capital Senior Living Corp.*	8,482	78,798
CardioNet, Inc.*	7,938	42,151
Centene Corp.*	8,622	306,340
Chindex International, Inc.*	2,907	39,593
Continucare Corp.*	2,785	17,211
Cross Country Healthcare, Inc.*	12,799	97,272
Five Star Quality Care, Inc.*	14,407	83,705
Gentiva Health Services, Inc.*	13,914	289,829
Hanger Orthopedic Group, Inc.*	7,246	177,310
HealthSouth Corp.*	43,368	1,138,410
Healthspring, Inc.*	14,168	653,286

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Healthways, Inc.*	15,524	$235,654
Kindred Healthcare, Inc.*	23,761	510,149
LHC Group, Inc.*	6,828	157,454
Magellan Health Services, Inc.*	14,661	802,543
MedCath Corp.*	9,193	124,933
Molina Healthcare, Inc.*	5,111	138,610
National Healthcare Corp.	4,636	229,806
Owens & Minor, Inc.	5,488	189,281
PharMerica Corp.*	13,415	171,175
Providence Service Corp.*	4,617	58,405
Select Medical Holdings Corp.*	15,879	140,847
Skilled Healthcare Group, Inc., Class A*	8,331	78,811
Sun Healthcare Group, Inc.*	11,347	91,003
Sunrise Senior Living, Inc.*	6,577	62,679
Triple-S Management Corp., Class B*	9,029	196,200
Universal American Corp.	14,764	161,666

		7,460,026

Health Care Technology (0.0%)
ePocrates, Inc.*	237	4,370
MedAssets, Inc.*	3,913	52,278
Omnicell, Inc.*	7,789	121,431

		178,079

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*	32,334	256,409
Albany Molecular Research, Inc.*	10,108	48,619
Cambrex Corp.*	13,572	62,703
Enzo Biochem, Inc.*	15,947	67,775
eResearchTechnology, Inc.*	10,757	68,522
Furiex Pharmaceuticals, Inc.*	4,425	78,721
Harvard Bioscience, Inc.*	9,574	51,029
Kendle International, Inc.*	6,453	97,311
Mettler-Toledo International, Inc.*	5,400	910,818
Pacific Biosciences of California, Inc.*	11,950	139,815
PAREXEL International Corp.*	2,551	60,101
Pharmaceutical Product Development, Inc.	47,900	1,285,636
Sequenom, Inc.*	13,727	103,639

		3,231,098

Pharmaceuticals (0.2%)
AVANIR Pharmaceuticals, Inc., Class A*	5,999	20,157
Columbia Laboratories, Inc.*	6,010	18,571
Durect Corp.*	2,340	4,750
Hi-Tech Pharmacal Co., Inc.*	3,273	94,688
Impax Laboratories, Inc.*	2,613	56,937
KV Pharmaceutical Co., Class A*	7,921	21,545
Lannett Co., Inc.*	5,038	25,089
Medicines Co.*	10,580	174,676
Medicis Pharmaceutical Corp., Class A	5,073	193,636
Nektar Therapeutics*	19,180	139,439
Par Pharmaceutical Cos., Inc.*	5,167	170,408
ViroPharma, Inc.*	34,729	642,486

	Number of Shares	Value (Note 1)

XenoPort, Inc.*	2,982	$21,232

		1,583,614

Total Health Care		26,001,412

Industrials (16.4%)
Aerospace & Defense (1.0%)
AAR Corp.	46,268	1,253,400
Ceradyne, Inc.*	48,025	1,872,495
Cubic Corp.	4,011	204,521
Curtiss-Wright Corp.	21,215	686,729
Ducommun, Inc.	4,797	98,674
Esterline Technologies Corp.*	13,892	1,061,349
GenCorp, Inc.*	7,123	45,730
GeoEye, Inc.*	9,550	357,170
Hexcel Corp.*	6,904	151,128
Keyw Holding Corp.*	8,284	102,639
Kratos Defense & Security Solutions, Inc.*	10,820	131,571
LMI Aerospace, Inc.*	2,062	50,375
Moog, Inc., Class A*	18,713	814,390
Orbital Sciences Corp.*	15,438	260,130
Teledyne Technologies, Inc.*	12,060	607,342
Triumph Group, Inc.	7,592	756,011

		8,453,654

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	24,437	167,393
Atlas Air Worldwide Holdings, Inc.*	11,999	714,061
Pacer International, Inc.*	14,408	68,006

		949,460

Airlines (0.5%)
Alaska Air Group, Inc.*	15,451	1,057,775
Hawaiian Holdings, Inc.*	22,941	130,764
JetBlue Airways Corp.*	112,524	686,396
Republic Airways Holdings, Inc.*	21,899	119,568
SkyWest, Inc.	120,966	1,821,748
Spirit Airlines, Inc.*	7,113	85,285
U.S. Airways Group, Inc.*	74,115	660,365

		4,561,901

Building Products (1.1%)
A.O. Smith Corp.	31,572	1,335,496
American Woodmark Corp.	50,344	871,958
Ameron International Corp.	4,204	276,119
Apogee Enterprises, Inc.	99,862	1,279,232
Builders FirstSource, Inc.*	20,695	44,494
Gibraltar Industries, Inc.*	114,048	1,291,023
Griffon Corp.*	21,752	219,260
Insteel Industries, Inc.	7,655	95,994
NCI Building Systems, Inc.*	8,990	102,396
Quanex Building Products Corp.	17,391	285,038
Simpson Manufacturing Co., Inc.	64,333	1,921,627
Universal Forest Products, Inc.	63,659	1,525,270
USG Corp.*	9,503	136,273

		9,384,180

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	84,458	1,971,250

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

ACCO Brands Corp.*	25,110	$197,114
American Reprographics Co.*	14,536	102,770
APAC Customer Services, Inc.*	2,177	11,603
Brink’s Co.	2,933	87,491
Casella Waste Systems, Inc., Class A*	1,412	8,613
Cenveo, Inc.*	11,610	74,304
CompX International, Inc.	358	4,718
Courier Corp.	4,586	50,675
EnergySolutions, Inc.	28,935	142,939
EnerNOC, Inc.*	7,346	115,626
Ennis, Inc.	11,846	206,120
Fuel Tech, Inc.*	676	4,482
G&K Services, Inc., Class A	8,564	289,977
GEO Group, Inc.*	29,614	682,010
Kimball International, Inc., Class B	14,431	92,791
M&F Worldwide Corp.*	4,604	118,967
McGrath RentCorp	6,430	180,554
Metalico, Inc.*	7,682	45,324
Mine Safety Appliances Co.	36,000	1,344,240
Mobile Mini, Inc.*	212,429	4,501,371
Multi-Color Corp.	4,959	122,438
Quad/Graphics, Inc.	10,428	405,232
Schawk, Inc.	46,938	777,293
Steelcase, Inc., Class A	32,102	365,642
Sykes Enterprises, Inc.*	16,905	363,965
Team, Inc.*	180,000	4,343,400
Tetra Tech, Inc.*	22,727	511,358
TMS International Corp., Class A*	3,410	44,501
U.S. Ecology, Inc.	534	9,131
UniFirst Corp.	6,488	364,561
United Stationers, Inc.	19,874	704,136
Viad Corp.	8,104	180,638
WCA Waste Corp.*	6,864	39,537

		18,464,771

Construction & Engineering (1.7%)
Argan, Inc.*	2,729	27,672
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	90,000	3,501,000
Comfort Systems USA, Inc.	17,385	184,455
Dycom Industries, Inc.*	13,420	219,283
EMCOR Group, Inc.*	56,709	1,662,141
Furmanite Corp.*	450,000	3,573,000
Granite Construction, Inc.	87,722	2,151,821
Great Lakes Dredge & Dock Corp.	26,777	149,416
Insituform Technologies, Inc., Class A*	17,988	377,208
Layne Christensen Co.*	8,957	271,755
Michael Baker Corp.*	3,824	80,763
MYR Group, Inc.*	588	13,759
Northwest Pipe Co.*	4,203	109,530
Orion Marine Group, Inc.*	217,429	2,046,007
Pike Electric Corp.*	7,475	66,079
Primoris Services Corp.	1,520	19,608
Sterling Construction Co., Inc.*	7,559	104,087
Tutor Perini Corp.	14,236	273,047
UniTek Global Services, Inc.*	4,754	37,604

		14,868,235

	Number of Shares	Value (Note 1)

Electrical Equipment (0.9%)
A123 Systems, Inc.*	33,148	$176,347
American Superconductor Corp.*	20,546	185,736
Belden, Inc.	3,114	108,554
Brady Corp., Class A	66,570	2,134,234
Broadwind Energy, Inc.*	37,091	53,782
Encore Wire Corp.	8,513	206,185
Ener1, Inc.*	32,781	36,059
EnerSys*	16,199	557,570
Franklin Electric Co., Inc.	21,362	1,002,946
Generac Holdings, Inc.*	7,140	138,516
Global Power Equipment Group, Inc.*	3,533	93,695
LSI Industries, Inc.	8,722	69,253
Powell Industries, Inc.*	23,441	855,596
PowerSecure International, Inc.*	7,241	52,280
Preformed Line Products Co.	1,000	71,180
Roper Industries, Inc.	18,550	1,545,215
Valence Technology, Inc.*	15,482	18,269

		7,305,417

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	36,600	1,801,818
Seaboard Corp.	142	343,356
Standex International Corp.	4,658	142,861
Tredegar Corp.	11,040	202,584
United Capital Corp.*	764	22,882

		2,513,501

Machinery (3.3%)
Accuride Corp.*	16,563	209,191
Actuant Corp., Class A	26,370	707,507
Alamo Group, Inc.	2,926	69,346
Albany International Corp., Class A	10,198	269,125
American Railcar Industries, Inc.*	4,382	102,758
Ampco-Pittsburgh Corp.	3,500	82,075
Astec Industries, Inc.*	42,100	1,556,858
Badger Meter, Inc.	1,189	43,981
Barnes Group, Inc.	24,852	616,578
Briggs & Stratton Corp.	70,700	1,404,102
Cascade Corp.	3,978	189,233
CIRCOR International, Inc.	15,922	681,939
CLARCOR, Inc.	1,210	57,209
CNH Global N.V.*	7,155	276,541
Columbus McKinnon Corp.*	1,846	33,154
Douglas Dynamics, Inc.	3,886	61,360
Energy Recovery, Inc.*	20,636	67,480
EnPro Industries, Inc.*	28,002	1,346,056
ESCO Technologies, Inc.	9,062	333,482
Federal Signal Corp.	25,995	170,527
Flow International Corp.*	2,264	8,060
Force Protection, Inc.*	19,606	97,344
FreightCar America, Inc.*	5,414	137,191
Gardner Denver, Inc.	26,902	2,261,113
Graco, Inc.	36,600	1,854,156
Greenbrier Cos., Inc.*	8,452	167,011
Hurco Cos., Inc.*	2,881	92,797
John Bean Technologies Corp.	941	18,180
Kadant, Inc.*	4,096	129,065
Kaydon Corp.	14,934	557,337
Kennametal, Inc.	44,000	1,857,240

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

L.B. Foster Co., Class A	4,338	$142,764
Lincoln Electric Holdings, Inc.	43,000	1,541,550
Lydall, Inc.*	7,817	93,491
Meritor, Inc.*	13,851	222,170
Met-Pro Corp.	6,474	73,674
Miller Industries, Inc.	5,419	101,281
Mueller Industries, Inc.	72,313	2,741,386
Mueller Water Products, Inc., Class A	70,859	282,019
NACCO Industries, Inc., Class A	2,648	256,379
Nordson Corp.	22,400	1,228,640
RBC Bearings, Inc.*	2,035	76,842
Robbins & Myers, Inc.	17,993	950,930
Tecumseh Products Co., Class A*	8,329	84,956
Timken Co.	10,000	504,000
Trinity Industries, Inc.	78,800	2,748,544
Wabash National Corp.*	100,569	942,331
Watts Water Technologies, Inc., Class A	38,631	1,367,924

		28,816,877

Marine (0.5%)
Baltic Trading Ltd.	7,293	41,862
Eagle Bulk Shipping, Inc.*	28,741	71,278
Excel Maritime Carriers Ltd.*	20,932	64,889
Genco Shipping & Trading Ltd.*	13,702	103,039
International Shipholding Corp.	2,317	49,306
Kirby Corp.*	73,000	4,136,910
Ultrapetrol Bahamas Ltd.*	9,606	47,453

		4,514,737

Professional Services (0.5%)
Barrett Business Services, Inc.	3,394	48,602
CBIZ, Inc.*	17,939	132,031
CDI Corp.	5,157	68,537
CRA International, Inc.*	4,090	110,798
Dolan Co.*	13,849	117,301
Franklin Covey Co.*	5,836	56,492
FTI Consulting, Inc.*	19,237	729,852
GP Strategies Corp.*	4,789	65,418
Heidrick & Struggles International, Inc.	7,465	169,008
Hill International, Inc.*	11,268	64,904
Hudson Highland Group, Inc.*	14,717	78,736
Huron Consulting Group, Inc.*	612	18,488
ICF International, Inc.*	5,790	146,950
Insperity, Inc.	33,000	977,130
Kelly Services, Inc., Class A*	12,124	200,046
Kforce, Inc.*	1,707	22,328
Korn/Ferry International*	20,278	445,913
Navigant Consulting, Inc.*	23,572	247,270
Odyssey Marine Exploration, Inc.*	22,057	69,038
On Assignment, Inc.*	15,008	147,529
Resources Connection, Inc.	21,097	254,008
School Specialty, Inc.*	7,287	104,860
SFN Group, Inc.*	20,066	182,400
TrueBlue, Inc.*	7,053	102,127
VSE Corp.	1,860	46,314

		4,606,080

	Number of Shares	Value (Note 1)

Road & Rail (2.4%)
Amerco, Inc.*	3,948	$379,600
Arkansas Best Corp.	11,677	277,095
Celadon Group, Inc.*	3,511	49,014
Covenant Transportation Group, Inc., Class A*	3,548	27,497
Genesee & Wyoming, Inc., Class A*	115,666	6,782,654
Marten Transport Ltd.	161,042	3,478,507
Patriot Transportation Holding, Inc.*	2,787	62,345
Quality Distribution, Inc.*	4,639	60,400
RailAmerica, Inc.*	9,754	146,310
Roadrunner Transportation Systems, Inc.*	3,907	58,918
Saia, Inc.*	247,284	4,191,464
Swift Transportation Co.*	25,659	347,680
Universal Truckload Services, Inc.*	2,565	43,938
Vitran Corp., Inc.*	310,000	3,937,000
Werner Enterprises, Inc.	17,213	431,186
Zipcar, Inc.*	1,030	21,022

		20,294,630

Trading Companies & Distributors (2.0%)
Aceto Corp.	12,389	83,130
Aircastle Ltd.	23,813	302,901
Applied Industrial Technologies, Inc.	20,200	719,322
CAI International, Inc.*	297	6,136
DXP Enterprises, Inc.*	185,000	4,689,750
Essex Rental Corp.*	6,475	42,670
H&E Equipment Services, Inc.*	7,029	98,336
Interline Brands, Inc.*	13,911	255,545
Kaman Corp.	5,324	188,842
Lawson Products, Inc.	1,582	31,118
RSC Holdings, Inc.*	30,888	369,420
Rush Enterprises, Inc., Class A*	194,767	3,706,416
SeaCube Container Leasing Ltd.	5,087	87,395
TAL International Group, Inc.	170,000	5,870,100
Titan Machinery, Inc.*	4,742	136,475
United Rentals, Inc.*	20,164	512,166

		17,099,722

Transportation Infrastructure (0.0%)
Hainan Meilan International Airport Co., Ltd., Class H	108,000	109,439

Total Industrials		141,942,604

Information Technology (4.7%)
Communications Equipment (0.9%)
Anaren, Inc.*	6,157	130,836
Arris Group, Inc.*	56,508	656,058
Aviat Networks, Inc.*	27,556	108,571
Bel Fuse, Inc., Class B	4,732	102,637
BigBand Networks, Inc.*	19,650	42,640
Black Box Corp.	8,212	256,789
Blue Coat Systems, Inc.*	12,452	272,201
Communications Systems, Inc.	2,888	51,782
Comtech Telecommunications Corp.	12,170	341,247

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

DG FastChannel, Inc.*	2,910	$93,266
Digi International, Inc.*	9,669	125,697
Emcore Corp.*	39,887	109,290
EMS Technologies, Inc.*	6,620	218,261
Emulex Corp.*	40,365	347,139
Extreme Networks, Inc.*	30,117	97,579
Globecomm Systems, Inc.*	2,979	46,353
Harmonic, Inc.*	41,331	298,823
Infinera Corp.*	44,651	308,538
KVH Industries, Inc.*	6,350	67,501
Loral Space & Communications, Inc.*	26,086	1,812,194
Oclaro, Inc.*	23,038	154,815
Oplink Communications, Inc.*	5,590	104,142
Opnext, Inc.*	19,377	44,180
ORBCOMM, Inc.*	15,330	47,983
Plantronics, Inc.	16,085	587,585
SeaChange International, Inc.*	6,201	66,847
Sonus Networks, Inc.*	88,841	287,845
Sycamore Networks, Inc.	9,098	202,340
Symmetricom, Inc.*	19,793	115,393
Tekelec*	28,435	259,612
ViaSat, Inc.*	10,345	447,628
Westell Technologies, Inc., Class A*	23,746	84,773

		7,890,545

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	13,519	254,698
Cray, Inc.*	16,348	104,627
Dot Hill Systems Corp.*	19,290	54,783
Electronics for Imaging, Inc.*	19,818	341,266
Imation Corp.*	13,705	129,375
Immersion Corp.*	1,020	8,701
Intermec, Inc.*	27,094	299,118
Intevac, Inc.*	10,342	105,592
Novatel Wireless, Inc.*	12,993	71,202
Quantum Corp.*	102,677	338,834
Rimage Corp.	4,415	59,293
Xyratex Ltd.*	14,162	145,302

		1,912,791

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	8,028	66,954
Anixter International, Inc.	6,419	419,417
Benchmark Electronics, Inc.*	156,771	2,586,722
Brightpoint, Inc.*	17,629	142,971
Checkpoint Systems, Inc.*	18,285	326,936
Cognex Corp.	3,473	123,048
Coherent, Inc.*	3,274	180,954
CTS Corp.	15,673	151,558
Daktronics, Inc.	12,616	136,127
DDi Corp.	4,325	41,260
Electro Rent Corp.	5,082	87,004
Electro Scientific Industries, Inc.*	9,355	180,552
Gerber Scientific, Inc.*	11,430	127,216
GSI Group, Inc.*	11,687	140,828
Identive Group, Inc.*	17,566	40,753
Insight Enterprises, Inc.*	21,243	376,214
Kemet Corp.*	19,073	272,553
L-1 Identity Solutions, Inc.*	25,002	293,774
Littelfuse, Inc.	1,253	73,576

	Number of Shares	Value (Note 1)

Mercury Computer Systems, Inc.*	13,720	$256,290
Methode Electronics, Inc.	16,789	194,920
Multi-Fineline Electronix, Inc.*	11,915	257,483
NeoPhotonics Corp.*	1,928	13,342
Newport Corp.*	11,718	212,916
OSI Systems, Inc.*	1,965	84,495
Park Electrochemical Corp.	9,371	261,919
PC Connection, Inc.*	3,997	33,095
Plexus Corp.*	1,639	57,054
Power-One, Inc.*	2,036	16,492
RadiSys Corp.*	8,747	63,766
Richardson Electronics Ltd.	6,748	91,705
Rofin-Sinar Technologies, Inc.*	47,983	1,638,619
Rogers Corp.*	4,816	222,499
Sanmina-SCI Corp.*	36,676	378,863
Scansource, Inc.*	10,530	394,664
SMART Modular Technologies (WWH), Inc.*	29,696	272,015
SYNNEX Corp.*	11,469	363,567
TTM Technologies, Inc.*	18,094	289,866
Viasystems Group, Inc.*	1,114	25,054
Vishay Precision Group, Inc.*	5,574	94,089
X-Rite, Inc.*	11,964	59,461
Zygo Corp.*	6,128	81,012

		11,131,603

Internet Software & Services (0.3%)
DealerTrack Holdings, Inc.*	2,571	59,004
Digital River, Inc.*	15,892	511,087
EarthLink, Inc.	50,582	389,229
InfoSpace, Inc.*	14,990	136,709
Internap Network Services Corp.*	3,338	24,534
INTL FCStone, Inc.*	6,003	145,333
KIT Digital, Inc.*	16,117	192,437
Limelight Networks, Inc.*	5,465	24,920
Marchex, Inc., Class B	5,772	51,255
Mediamind Technologies, Inc.*	414	9,083
ModusLink Global Solutions, Inc.	19,759	88,520
Openwave Systems, Inc.*	27,140	62,151
Perficient, Inc.*	3,300	33,858
QuinStreet, Inc.*	11,132	144,493
RealNetworks, Inc.*	38,902	132,267
support.com, Inc.*	8,207	39,394
TechTarget, Inc.*	1,848	13,989
United Online, Inc.	40,449	243,908
XO Group, Inc.*	6,399	63,670

		2,365,841

IT Services (0.5%)
Acxiom Corp.*	37,037	485,555
CACI International, Inc., Class A*	12,802	807,550
CIBER, Inc.*	29,067	161,322
Computer Task Group, Inc.*	2,046	26,946
Convergys Corp.*	47,993	654,624
CSG Systems International, Inc.*	8,277	152,959
Dynamics Research Corp.*	3,982	54,314
Euronet Worldwide, Inc.*	23,340	359,669
Global Cash Access Holdings, Inc.*	13,881	44,142
Hackett Group, Inc.*	4,808	24,473
Integral Systems, Inc.*	6,743	82,062

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

ManTech International Corp., Class A	10,623	$471,874
MoneyGram International, Inc.*	3,599	11,949
NCI, Inc., Class A*	2,447	55,596
Ness Technologies, Inc.*	15,189	114,981
SRA International, Inc., Class A*	19,139	591,778
Stream Global Services, Inc.*	3,638	12,005
Unisys Corp.*	11,514	295,910

		4,407,709

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Analogic Technologies, Inc.*	15,527	94,016
Advanced Energy Industries, Inc.*	19,849	293,567
Alpha & Omega Semiconductor Ltd.*	6,738	89,278
Amkor Technology, Inc.*	48,153	297,104
Amtech Systems, Inc.*	265	5,470
ANADIGICS, Inc.*	30,731	98,646
Applied Micro Circuits Corp.*	4,545	40,269
ATMI, Inc.*	13,657	279,012
Axcelis Technologies, Inc.*	49,315	80,877
AXT, Inc.*	8,388	71,130
Brooks Automation, Inc.*	30,099	326,875
Cabot Microelectronics Corp.*	8,284	384,957
Cohu, Inc.	87,926	1,152,710
Cymer, Inc.*	10,490	519,360
DSP Group, Inc.*	10,700	93,090
Entegris, Inc.*	41,349	418,452
Evergreen Solar, Inc.*	1	1
Exar Corp.*	14,892	94,266
FEI Co.*	1,346	51,404
FormFactor, Inc.*	23,129	209,549
FSI International, Inc.*	17,515	47,991
GSI Technology, Inc.*	9,081	65,383
Integrated Device Technology, Inc.*	24,533	192,829
Integrated Silicon Solution, Inc.*	12,168	117,665
IXYS Corp.*	3,776	56,564
Kopin Corp.*	18,059	85,058
Kulicke & Soffa Industries, Inc.*	32,840	365,838
Lattice Semiconductor Corp.*	37,140	242,153
LTX-Credence Corp.*	10,397	92,949
Mindspeed Technologies, Inc.*	6,989	55,912
MIPS Technologies, Inc.*	7,149	49,400
MKS Instruments, Inc.	23,831	629,615
Monolithic Power Systems, Inc.*	3,195	49,267
Nanometrics, Inc.*	9,169	174,119
OmniVision Technologies, Inc.*	5,634	196,120
PDF Solutions, Inc.*	797	4,750
Pericom Semiconductor Corp.*	10,128	90,544
Photronics, Inc.*	24,706	209,260
PLX Technology, Inc.*	20,104	69,761
RF Micro Devices, Inc.*	112,788	690,263
Rudolph Technologies, Inc.*	14,364	153,838
Sigma Designs, Inc.*	14,505	110,818
Silicon Image, Inc.*	7,646	49,393
Spansion, Inc., Class A*	22,948	442,208
Standard Microsystems Corp.*	10,468	282,531
Supertex, Inc.*	5,057	113,277
Tessera Technologies, Inc.*	23,314	399,602

	Number of Shares	Value (Note 1)

Veeco Instruments, Inc.*	5,642	$273,129
Zoran Corp.*	23,014	193,318

		10,103,588

Software (0.3%)
Accelrys, Inc.*	25,160	178,888
Actuate Corp.*	1,256	7,347
Ebix, Inc.*	4,442	84,620
EPIQ Systems, Inc.	13,350	189,837
ePlus, Inc.*	1,640	43,361
Fair Isaac Corp.	7,646	230,909
JDA Software Group, Inc.*	15,730	485,900
Mentor Graphics Corp.*	24,464	313,384
Motricity, Inc.*	1,003	7,753
Progress Software Corp.*	12,416	299,598
Quest Software, Inc.*	19,386	440,644
Renaissance Learning, Inc.	3,943	49,445
Rosetta Stone, Inc.*	5,085	82,072
S1 Corp.*	21,064	157,559
Smith Micro Software, Inc.*	16,419	69,124
SS&C Technologies Holdings, Inc.*	11,464	227,790
TeleCommunication Systems, Inc., Class A*	12,289	59,356
TeleNav, Inc.*	378	6,702
THQ, Inc.*	31,190	112,908

		3,047,197

Total Information Technology		40,859,274

Materials (5.1%)
Chemicals (2.3%)
A. Schulman, Inc.	49,767	1,253,631
American Vanguard Corp.	8,548	110,868
Arch Chemicals, Inc.	10,447	359,795
Cabot Corp.	34,700	1,383,489
Calgon Carbon Corp.*	5,327	90,559
Chase Corp.	2,741	45,939
Chemtura Corp.*	16,940	308,308
Ferro Corp.*	39,499	530,867
FutureFuel Corp.	5,469	66,230
Georgia Gulf Corp.*	15,558	375,570
H.B. Fuller Co.	121,135	2,958,117
Innospec, Inc.*	1,109	37,273
KMG Chemicals, Inc.	331	5,574
Kraton Performance Polymers, Inc.*	1,835	71,877
Landec Corp.*	11,978	79,055
Minerals Technologies, Inc.	8,357	553,985
NL Industries, Inc.	87	1,597
Olin Corp.	14,504	328,661
OM Group, Inc.*	14,185	576,478
PolyOne Corp.	11,767	182,035
Quaker Chemical Corp.	1,395	59,999
RPM International, Inc.	81,901	1,885,361
Sensient Technologies Corp.	44,627	1,654,323
Spartech Corp.*	14,031	85,449
Stepan Co.	3,691	261,692
STR Holdings, Inc.*	13,854	206,702
TPC Group, Inc.*	2,125	83,342
Valhi, Inc.	121,900	6,054,773
Zoltek Cos., Inc.*	12,699	133,720

		19,745,269

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Construction Materials (0.1%)
Eagle Materials, Inc.	3,953	$110,170
Headwaters, Inc.*	27,736	86,814
Texas Industries, Inc.	10,416	433,618
United States Lime & Minerals, Inc.*	865	35,474

		666,076

Containers & Packaging (0.2%)
AptarGroup, Inc.	22,000	1,151,480
Boise, Inc.	47,675	371,389
Graham Packaging Co., Inc.*	10,114	255,075
Graphic Packaging Holding Co.*	9,114	49,580
Myers Industries, Inc.	13,383	137,577

		1,965,101

Metals & Mining (2.1%)
A.M. Castle & Co.*	7,594	126,136
Century Aluminum Co.*	23,535	368,323
Coeur d’Alene Mines Corp.*	38,263	928,260
Commercial Metals Co.	125,000	1,793,750
Golden Minerals Co.*	813	14,455
Golden Star Resources Ltd.*	118,055	259,721
Handy & Harman Ltd.*	2,057	31,657
Harry Winston Diamond Corp.*	54,000	897,480
Haynes International, Inc.	1,233	76,360
Horsehead Holding Corp.*	18,874	251,402
Inmet Mining Corp.	74,200	5,339,292
Jaguar Mining, Inc.*	38,663	184,809
Kaiser Aluminum Corp.	4,204	229,622
Materion Corp.*	8,572	316,907
Olympic Steel, Inc.	4,121	113,451
Reliance Steel & Aluminum Co.	40,685	2,020,010
Revett Minerals, Inc.*	4,941	22,284
RTI International Metals, Inc.*	11,988	459,980
Steel Dynamics, Inc.	99,000	1,608,750
Thompson Creek Metals Co., Inc.*	69,899	697,592
U.S. Energy Corp./Wyoming*	10,987	46,914
U.S. Gold Corp.*	267,700	1,614,231
United States Steel Corp.	5,830	268,413
Universal Stainless & Alloy Products, Inc.*	3,193	149,305
Vista Gold Corp.*	27,044	76,535
Worthington Industries, Inc.	9,911	228,944

		18,124,583

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	18,215	491,441
Clearwater Paper Corp.*	5,246	358,197
KapStone Paper and Packaging Corp.*	17,838	295,576
Louisiana-Pacific Corp.*	60,538	492,779
Neenah Paper, Inc.	3,410	72,565
P.H. Glatfelter Co.	54,338	835,718
Schweitzer-Mauduit International, Inc.	8,047	451,839
Verso Paper Corp.*	6,425	17,219
Wausau Paper Corp.	22,637	152,573

		3,167,907

Total Materials		43,668,936

	Number of Shares	Value (Note 1)

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
Alaska Communications Systems Group, Inc.	16,341	$144,945
Atlantic Tele-Network, Inc.	3,280	125,821
Boingo Wireless, Inc.*	732	6,647
Cincinnati Bell, Inc.*	64,992	215,773
Consolidated Communications Holdings, Inc.	2,339	45,470
Fairpoint Communications, Inc.*	9,144	84,216
Global Crossing Ltd.*	5,169	198,386
Globalstar, Inc.*	45,962	56,533
IDT Corp., Class B	566	15,293
inContact, Inc.*	1,076	5,111
Iridium Communications, Inc.*	17,612	152,344
Neutral Tandem, Inc.*	15,803	275,288
PAETEC Holding Corp.*	16,572	79,380
Premiere Global Services, Inc.*	523,824	4,180,116
SureWest Communications	5,897	98,598
Vonage Holdings Corp.*	36,332	160,224

		5,844,145

Wireless Telecommunication Services (0.0%)
ICO Global Communications Holdings Ltd.*	24,999	69,247
Leap Wireless International, Inc.*	22,077	358,310
USA Mobility, Inc.	10,165	155,118

		582,675

Total Telecommunication Services		6,426,820

Utilities (2.5%)
Electric Utilities (1.2%)
Allete, Inc.	14,529	596,270
Central Vermont Public Service Corp.	6,125	221,419
Cleco Corp.	27,912	972,733
El Paso Electric Co.	19,214	620,612
Empire District Electric Co.	18,983	365,613
IDACORP, Inc.	22,657	894,951
MGE Energy, Inc.	10,508	425,889
NV Energy, Inc.	128,000	1,964,800
Otter Tail Corp.	15,410	325,151
PNM Resources, Inc.	115,293	1,930,005
Portland General Electric Co.	34,451	870,921
UIL Holdings Corp.	23,053	745,765
UniSource Energy Corp.	16,738	624,830
Unitil Corp.	4,877	128,265

		10,687,224

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	4,376	175,171
Laclede Group, Inc.	10,219	386,585
New Jersey Resources Corp.	18,940	844,913
Nicor, Inc.	20,863	1,142,041
Northwest Natural Gas Co.	12,269	553,700
Piedmont Natural Gas Co., Inc.	32,823	993,224
South Jersey Industries, Inc.	11,263	611,694
Southwest Gas Corp.	20,966	809,497
WGL Holdings, Inc.	23,449	902,552

		6,419,377

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	28,797	$438,291
Dynegy, Inc.*	47,080	291,425
Ormat Technologies, Inc.	8,218	180,878

		910,594

Multi-Utilities (0.3%)
Avista Corp.	26,242	674,157
Black Hills Corp.	17,974	540,838
CH Energy Group, Inc.	7,033	374,577
NorthWestern Corp.	16,558	548,235

		2,137,807

Water Utilities (0.2%)
American States Water Co.	8,625	298,942
Artesian Resources Corp., Class A	2,933	52,852
Cadiz, Inc.*	5,329	57,873
California Water Service Group	19,249	360,149
Connecticut Water Service, Inc.	3,896	99,660
Consolidated Water Co., Ltd.	6,834	63,488
Middlesex Water Co.	7,096	131,844
Pennichuck Corp.	920	26,450
SJW Corp.	6,482	157,124
York Water Co.	5,818	96,288

		1,344,670

Total Utilities		21,499,672

Total Common Stocks (81.2%) (Cost $596,080,896)		700,623,031

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.1%)
iShares Russell 2000 Value Index Fund	65,600	4,815,696

	Number of Shares	Value (Note 1)

JZ Capital Partners Ltd.	102,400	$650,941
RIT Capital Partners plc*	197,220	4,100,003

		9,566,640

Investment Company (0.0%)
THL Credit, Inc.	4,119	53,547

Total Investment Companies (1.1%) (Cost $9,652,482)		9,620,187

SHORT-TERM INVESTMENTS:
Short-Term Investment (15.5%)
BlackRock Liquidity Funds TempFund 0.08%‡	133,657,852	133,657,852

	Principal Amount	Value (Note 1)
Time Deposit (1.2%)
JPMorgan Chase Nassau 0.000%, 7/1/11	$10,022,113	10,022,113

Total Short-Term Investments (16.7%) (Cost $143,679,965)		143,679,965

Total Investments (99.0%) (Cost $749,413,343)		853,923,183
Other Assets Less Liabilities (1.0%)		8,502,789

Net Assets (100%)		$862,425,972

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$156,815,286	$86,169,606	$109,327,040	$133,657,852	$96,696	$—

At June 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,740	September-11	$137,219,395	$143,619,600	$6,400,205

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significants Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$131,778,246	$—	$—	$131,778,246
Consumer Staples	18,708,312	—	—	18,708,312
Energy	69,746,341	—	—	69,746,341
Financials	189,907,560	10,083,854	—	199,991,414
Health Care	26,001,412	—	—	26,001,412
Industrials	141,833,165	109,439	—	141,942,604
Information Technology	40,470,045	389,229	—	40,859,274
Materials	43,668,936	—	—	43,668,936
Telecommunication Services	6,426,820	—	—	6,426,820
Utilities	21,499,672	—	—	21,499,672
Futures	6,400,205	—	—	6,400,205
Investment Companies
Exchange Traded Funds (ETFs)	4,815,696	4,750,944	—	9,566,640
Investment Companies	53,547	—	—	53,547
Short-Term Investments	—	143,679,965	—	143,679,965

Total Assets	$701,309,957	$159,013,431	$—	$860,323,388

Total Liabilities	$—	$—	$—	$—

Total	$701,309,957	$159,013,431	$—	$860,323,388

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Corporate Bonds- Financials

Balance as of 12/31/10	$4,611
Total gains or losses (realized/unrealized) included in earnings	(1,817)
Purchases	—
Sales	(2,794)
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/11	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11	$—

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2011:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	6,400,205	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$6,400,205

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2011:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(25,373)	—	(25,373)
Credit contracts	—	—	—	—	—
Equity contracts	—	7,733,533	—	—	7,733,533
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$7,733,533	$(25,373)	$—	$7,708,160

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,162,387	—	—	2,162,387
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,162,387	$—	$—	$2,162,387

The Portfolio held futures contracts with an average notional balance of approximately $160,678,000 forward foreign currency contracts with an average settlement value of approximately $964,000 during the six months ended June 30, 2011.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$397,140,319
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$422,549,100

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,898,973
Aggregate gross unrealized depreciation	(38,431,303)

Net unrealized appreciation	$100,467,670

Federal income tax cost of investments	$753,455,513

The Portfolio has a net capital loss carryforward of $434,433,080 of which $174,903,499 expires in the year 2016 and $259,529,581 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $133,657,852)	$133,657,852
Unaffiliated Issuers (Cost $615,755,491)	720,265,331
Cash	1,093,997
Cash held as collateral at broker	7,066,000
Due from broker for futures variation margin	1,131,117
Receivable for securities sold	955,646
Dividends, interest and other receivables	866,345
Receivable from Separate Accounts for Trust shares sold	114,833
Receivable from investment sub-advisor	16,743

Total assets	865,167,864

LIABILITIES
Payable for securities purchased	1,136,067
Payable to Separate Accounts for Trust shares redeemed	720,946
Investment management fees payable	579,777
Distribution fees payable - Class B	125,086
Administrative fees payable	118,985
Trustees’ fees payable	3,595
Accrued expenses	57,436

Total liabilities	2,741,892

NET ASSETS	$862,425,972

Net assets were comprised of:
Paid in capital	$1,132,947,890
Accumulated undistributed net investment income (loss)	482,930
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(381,914,893)
Net unrealized appreciation (depreciation) on investments and futures	110,910,045

Net assets	$862,425,972

Class A
Net asset value, offering and redemption price per share, $234,163,897 / 20,458,455 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.45

Class B
Net asset value, offering and redemption price per share, $628,262,075 / 54,911,880 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends ($96,696 of dividend income received from affiliates) (net of $6,377 foreign withholding tax)	$5,215,444
Interest	71

Total income	5,215,515

EXPENSES
Investment management fees	3,657,206
Distribution fees - Class B	794,848
Administrative fees	666,652
Custodian fees	41,119
Printing and mailing expenses	34,150
Professional fees	27,217
Trustees’ fees	7,283
Miscellaneous	9,876

Gross expenses	5,238,351
Less: Reimbursement from sub-advisor	(52,334)
Fees paid indirectly	(10,091)

Net expenses	5,175,926

NET INVESTMENT INCOME (LOSS)	39,589

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	53,031,732
Foreign currency transactions	(2,621)
Futures	7,733,533

Net realized gain (loss)	60,762,644

Change in unrealized appreciation (depreciation) on:
Securities	(11,723,435)
Futures	2,162,387

Net change in unrealized appreciation (depreciation)	(9,561,048)

NET REALIZED AND UNREALIZED GAIN (LOSS)	51,201,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,241,185

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,589	$2,212,183
Net realized gain (loss) on investments, futures, net distributions of net realized gain received from Underlying Portfolio and foreign currency transactions	60,762,644	74,362,247
Net change in unrealized appreciation (depreciation) on investments and futures	(9,561,048)	101,940,906

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	51,241,185	178,515,336

DIVIDENDS:
Dividends from net investment income
Class A	—	(877,770)
Class B	—	(871,758)

TOTAL DIVIDENDS	—	(1,749,528)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 112,094 and 443,048 shares, respectively ]	1,247,750	4,117,393
Capital shares issued in reinvestment of dividends[ 0 and 82,194 shares, respectively ]	—	877,770
Capital shares repurchased [ (785,677) and (2,602,441) shares, respectively ]	(8,806,578)	(25,728,990)

Total Class A transactions	(7,558,828)	(20,733,827)

Class B
Capital shares sold [ 1,652,416 and 7,416,979 shares, respectively ]	18,573,454	69,475,000
Capital shares issued in reinvestment of dividends[ 0 and 81,555 shares, respectively ]	—	871,758
Capital shares repurchased [ (6,571,638) and (14,627,474) shares, respectively ]	(73,617,995)	(135,262,737)

Total Class B transactions	(55,044,541)	(64,915,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(62,603,369)	(85,649,806)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,362,184)	91,116,002
NET ASSETS:
Beginning of period	873,788,156	782,672,154

End of period (a)	$862,425,972	$873,788,156

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$482,930	$443,341

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
Class A		2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.79	$8.67	$6.92	$11.23	$13.70		$13.37

Income (loss) from investment operations:
Net investment income (loss)	0.01 (e)	0.04 (e)	0.08 (e)	0.05 (e)	0.10	(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.65	2.12	1.77	(4.28)	(1.42)		2.09

Total from investment operations	0.66	2.16	1.85	(4.23)	(1.32)		2.16

Less distributions:
Dividends from net investment income	—	(0.04)	(0.10)	(0.04)	(0.07)		(0.08)
Distributions from net realized gains	—	—	—	(0.04)	(1.08)		(1.75)

Total dividends and distributions	—	(0.04)	(0.10)	(0.08)	(1.15)		(1.83)

Net asset value, end of period	$11.45	$10.79	$8.67	$6.92	$11.23		$13.70

Total return (b)	6.12%	24.93%	26.76%	(37.75)%	(9.62)%		16.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234,164	$227,924	$201,332	$242,715	$628,684		$577,637
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.01%	1.03%	1.05%	1.23%	1.07	%(c)	0.85	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.01%	1.03%	0.77%	1.17%	1.06%		0.77	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.02%	1.04%	1.05%	1.23%	1.10%		0.85	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.19%	0.45%	0.82%	0.42%	0.71%		0.40	%(c)
After waivers, reimbursements and fees paid indirectly (a)	0.20%	0.45%	1.09%	0.47%	0.72%		0.47	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	0.18%	0.44%	0.82%	0.42%	0.68%		0.40	%(c)
Portfolio turnover rate	56%	20%	63%	98%	103%		114%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010	2009	2008	2007		2006
Net asset value, beginning of period	$10.79		$8.68	$6.93	$11.24	$13.71		$13.38

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.02 (e)	0.06 (e)	0.02 (e)	0.07	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.65		2.10	1.77	(4.27)	(1.42)		2.09

Total from investment operations	0.65		2.12	1.83	(4.25)	(1.35)		2.12

Less distributions:
Dividends from net investment income	—		(0.01)	(0.08)	(0.02)	(0.04)		(0.04)
Distributions from net realized gains	—		—	—	(0.04)	(1.08)		(1.75)

Total dividends and distributions	—		(0.01)	(0.08)	(0.06)	(1.12)		(1.79)

Net asset value, end of period	$11.44		$10.79	$8.68	$6.93	$11.24		$13.71

Total return (b)	6.02%		24.48%	26.40%	(37.87)%	(9.84)%		16.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$628,262		$645,864	$581,340	$506,586	$980,945		$1,326,859
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.26%		1.28%	1.30%	1.48%	1.32	%(c)	1.10	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.26%		1.28%	1.03%	1.42%	1.31	%(c)	1.02	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.27%		1.29%	1.30%	1.48%	1.35	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.06)%		0.20%	0.60%	0.17%	0.48%		0.15	%(c)
After waivers, reimbursements and fees paid indirectly (a)	(0.06)%		0.20%	0.87%	0.23%	0.50%		0.22	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	(0.07)%		0.19%	0.60%	0.17%	0.46%		0.15	%(c)
Portfolio turnover rate	56%		20%	63%	98%	103%		114%

#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/11	% of Net Assets
Investment Companies	19.8%
Software	17.3
Semiconductors & Semiconductor Equipment	12.6
Computers & Peripherals	11.5
IT Services	9.9
Communications Equipment	8.9
Internet Software & Services	7.2
Consumer Discretionary	5.3
Electronic Equipment, Instruments & Components	3.9
Industrials	0.7
Financials	0.3
Office Electronics	0.2
Telecommunication Services	0.1
Health Care	0.1
Materials	0.0 #
Cash and Other	2.2

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understandyour ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,041.20	$5.77
Hypothetical (5% average return before expenses)	1,000.00	1,019.14	5.71
Class B
Actual	1,000.00	1,039.00	7.03
Hypothetical (5% average return before expenses)	1,000.00	1,017.90	6.95

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.14% and 1.39% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (5.3%)
Automobiles (0.0%)
Tesla Motors, Inc.*	1,350	$39,326

Diversified Consumer Services (0.1%)
New Oriental Education & Technology Group, Inc. (ADR)*	4,100	458,052

Hotels, Restaurants & Leisure (0.3%)
Ctrip.com International Ltd. (ADR)*	41,225	1,775,973

Internet & Catalog Retail (4.9%)
Amazon.com, Inc.*	60,900	12,453,441
Blue Nile, Inc.*	1,200	52,776
Expedia, Inc.	15,300	443,547
IAC/InterActiveCorp*	6,900	263,373
Netflix, Inc.*	55,455	14,567,474
priceline.com, Inc.*	11,150	5,708,019
Shutterfly, Inc.*	2,200	126,324

		33,614,954

Total Consumer Discretionary		35,888,305

Health Care (0.1%)
Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	20,210	1,032,933

Total Health Care		1,032,933

Industrials (0.7%)
Construction & Engineering (0.3%)
Quanta Services, Inc.*	88,805	1,793,861

Electrical Equipment (0.3%)
Cooper Industries plc	33,270	1,985,221

Professional Services (0.1%)
Huron Consulting Group, Inc.*	30,915	933,942

Total Industrials		4,713,024

Information Technology (71.5%)
Communications Equipment (8.9%)
AAC Acoustic Technologies Holdings, Inc.	444,000	1,044,574
Acme Packet, Inc.*	56,482	3,961,083
ADTRAN, Inc.	211,445	8,185,036
Arris Group, Inc.*	9,600	111,456
Aruba Networks, Inc.*	18,380	543,129
Blue Coat Systems, Inc.*	3,500	76,510
Brocade Communications Systems, Inc.*	36,700	237,082
Ciena Corp.*	7,200	132,336
Cisco Systems, Inc.	424,000	6,618,640
Comtech Telecommunications Corp.	2,200	61,688
DG FastChannel, Inc.*	1,800	57,690
EchoStar Corp., Class A*	2,800	102,004
Emulex Corp.*	53,300	458,380
F5 Networks, Inc.*	13,810	1,522,553
Finisar Corp.*	7,000	126,210
Harris Corp.	9,900	446,094

	Number of Shares	Value (Note 1)

HTC Corp.	73,930	$2,525,482
Infinera Corp.*	2,300	15,893
InterDigital, Inc.	3,400	138,890
Ixia*	3,500	44,800
JDS Uniphase Corp.*	17,500	291,550
Juniper Networks, Inc.*	74,000	2,331,000
Loral Space & Communications, Inc.*	800	55,576
Motorola Mobility Holdings, Inc.*	22,487	495,613
Motorola Solutions, Inc.*	26,142	1,203,578
NETGEAR, Inc.*	2,700	118,044
Plantronics, Inc.	3,700	135,161
Polycom, Inc.*	44,721	2,875,560
QUALCOMM, Inc.	227,265	12,906,379
Research In Motion Ltd.*	36,000	1,038,600
Riverbed Technology, Inc.*	163,323	6,465,958
Sonus Networks, Inc.*	21,900	70,956
Sycamore Networks, Inc.	1,500	33,360
Tekelec*	5,600	51,128
Telefonaktiebolaget LM Ericsson (ADR)	217,900	3,133,402
Telefonaktiebolaget LM Ericsson, Class B	198,990	2,861,982
Tellabs, Inc.	28,700	132,307
ViaSat, Inc.*	3,200	138,464

		60,748,148

Computers & Peripherals (11.5%)
Apple, Inc.*	124,365	41,745,599
Avid Technology, Inc.*	2,300	43,332
Dell, Inc.*	126,400	2,107,088
Diebold, Inc.	5,100	158,151
Electronics for Imaging, Inc.*	3,600	61,992
EMC Corp.*	555,635	15,307,744
Hewlett-Packard Co.	217,670	7,923,188
Intermec, Inc.*	3,400	37,536
Lexmark International, Inc., Class A*	6,200	181,412
NCR Corp.*	12,500	236,125
NetApp, Inc.*	161,773	8,538,379
QLogic Corp.*	8,300	132,136
SanDisk Corp.*	18,310	759,865
Seagate Technology plc	32,905	531,745
STEC, Inc.*	3,800	64,638
Synaptics, Inc.*	2,600	66,924
Western Digital Corp.*	17,800	647,564

		78,543,418

Electronic Equipment, Instruments & Components (3.9%)
Aeroflex Holding Corp.*	1,100	19,965
Amphenol Corp., Class A	37,457	2,022,303
Anixter International, Inc.	2,200	143,748
Arrow Electronics, Inc.*	8,900	369,350
Avnet, Inc.*	11,600	369,808
AVX Corp.	3,600	54,864
Benchmark Electronics, Inc.*	4,800	79,200
Celestica, Inc.*	15,500	135,780
Chroma ATE, Inc.	299,000	952,605
Cognex Corp.	3,200	113,376
Coherent, Inc.*	1,900	105,013
Corning, Inc.	120,900	2,194,335

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Dolby Laboratories, Inc., Class A*	3,963	$168,269
FLIR Systems, Inc.	12,308	414,903
Hitachi Ltd.	1,712,000	10,120,103
Ingram Micro, Inc., Class A*	12,300	223,122
IPG Photonics Corp.*	2,000	145,420
Itron, Inc.*	3,100	149,296
Jabil Circuit, Inc.	15,300	309,060
L-1 Identity Solutions, Inc.*	7,000	82,250
Littelfuse, Inc.	1,700	99,824
Molex, Inc.	10,719	276,229
National Instruments Corp.	6,900	204,861
Plexus Corp.*	2,800	97,468
Power-One, Inc.*	7,900	63,990
Rofin-Sinar Technologies, Inc.*	2,300	78,545
Sanmina-SCI Corp.*	6,300	65,079
SYNNEX Corp.*	1,800	57,060
Synnex Technology International Corp.	359,150	873,348
TE Connectivity Ltd.	33,800	1,242,488
Tech Data Corp.*	3,600	176,004
TPK Holding Co., Ltd.*	138,000	4,233,781
Trimble Navigation Ltd.*	9,500	376,580
TTM Technologies, Inc.*	3,200	51,264
Universal Display Corp.*	4,000	140,360
Vishay Intertechnology, Inc.*	12,900	194,016

		26,403,667

Internet Software & Services (7.2%)
Akamai Technologies, Inc.*	23,890	751,818
Ancestry.com, Inc.*	1,200	49,668
AOL, Inc.*	8,049	159,853
Baidu, Inc. (ADR)*	64,010	8,969,721
DealerTrack Holdings, Inc.*	3,300	75,735
DeNA Co., Ltd.	12,000	517,526
Digital River, Inc.*	3,100	99,696
EarthLink, Inc.	8,400	64,638
eBay, Inc.*	209,970	6,775,732
Equinix, Inc.*	3,600	363,672
Google, Inc., Class A*	36,026	18,242,846
IntraLinks Holdings, Inc.*	700	12,096
j2 Global Communications, Inc.*	3,600	101,628
Kakaku.com, Inc.	128	900,902
LogMeIn, Inc.*	1,200	46,284
Monster Worldwide, Inc.*	10,200	149,532
NetEase.com, Inc. (ADR)*	83,975	3,786,433
Open Text Corp.*	4,400	281,688
OpenTable, Inc.*	1,200	99,744
Phoenix New Media Ltd. (ADR)*	110,811	993,975
Rackspace Hosting, Inc.*	7,600	324,824
Renren, Inc. (ADR)*	878	7,770
RightNow Technologies, Inc.*	1,700	55,080
SAVVIS, Inc.*	3,200	126,496
Tencent Holdings Ltd.	1,500	41,139
Travelzoo, Inc.*	400	25,856
ValueClick, Inc.*	6,400	106,240
VeriSign, Inc.	18,206	609,173
WebMD Health Corp.*	3,967	180,816
Yahoo!, Inc.*	312,860	4,705,414
Yandex N.V., Class A*	6,400	227,264

		48,853,259

	Number of Shares	Value (Note 1)

IT Services (9.9%)
Accenture plc, Class A	82,493	$4,984,227
Acxiom Corp.*	6,400	83,904
Alliance Data Systems Corp.*	29,174	2,744,398
Automatic Data Processing, Inc.	94,166	4,960,665
Broadridge Financial Solutions, Inc.	9,800	235,886
CACI International, Inc., Class A*	2,400	151,392
Cognizant Technology Solutions Corp., Class A*	23,400	1,716,156
Computer Sciences Corp.	12,000	455,520
Convergys Corp.*	9,400	128,216
CoreLogic, Inc.*	8,200	137,022
DST Systems, Inc.	2,700	142,560
Euronet Worldwide, Inc.*	4,000	61,640
ExlService Holdings, Inc.*	15,894	367,151
Fidelity National Information Services, Inc.	20,650	635,813
Fiserv, Inc.*	11,100	695,193
Gartner, Inc.*	6,600	265,914
Genpact Ltd.*	33,299	574,075
Global Payments, Inc.	6,200	316,200
hiSoft Technology International Ltd. (ADR)*	30,980	453,857
iGATE Corp.	2,200	35,904
International Business Machines Corp.	140,968	24,183,060
Jack Henry & Associates, Inc.	6,700	201,067
Lender Processing Services, Inc.	7,000	146,370
ManTech International Corp., Class A	1,700	75,514
Mastercard, Inc., Class A	17,535	5,283,997
MAXIMUS, Inc.	1,300	107,549
NeuStar, Inc., Class A*	5,833	152,825
Paychex, Inc.	24,700	758,784
SAIC, Inc.*	21,500	361,630
Sapient Corp.*	156,717	2,355,457
SRA International, Inc., Class A*	3,200	98,944
Syntel, Inc.	1,000	59,120
TeleTech Holdings, Inc.*	2,200	46,376
Teradata Corp.*	50,899	3,064,120
Total System Services, Inc.	12,300	228,534
Unisys Corp.*	2,700	69,390
VeriFone Systems, Inc.*	6,800	301,580
Visa, Inc., Class A	89,710	7,558,965
Western Union Co.	176,350	3,532,290
Wright Express Corp.*	2,900	151,003

		67,882,268

Office Electronics (0.2%)
Xerox Corp.	108,054	1,124,842
Zebra Technologies Corp., Class A*	4,300	181,331

		1,306,173

Semiconductors & Semiconductor Equipment (12.6%)
Advanced Micro Devices, Inc.*	44,400	310,356
Advanced Semiconductor Engineering, Inc.	559,000	620,552
Altera Corp.	24,700	1,144,845
Amkor Technology, Inc.*	10,755	66,358

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Analog Devices, Inc.	154,420	$6,043,999
Applied Materials, Inc.	101,900	1,325,719
Applied Micro Circuits Corp.*	115,400	1,022,444
ASM Pacific Technology Ltd.	105,700	1,461,314
ASML Holding N.V. (N.Y. Shares)	45,250	1,672,440
Atmel Corp.*	230,500	3,243,135
Avago Technologies Ltd.	130,105	4,943,990
Broadcom Corp., Class A*	36,700	1,234,588
Cabot Microelectronics Corp.*	1,700	78,999
Cavium, Inc.*	22,520	981,647
Cirrus Logic, Inc.*	18,425	292,958
Cree, Inc.*	23,545	790,877
Cymer, Inc.*	2,300	113,873
Cypress Semiconductor Corp.*	203,241	4,296,515
Diodes, Inc.*	2,700	70,470
Disco Corp.	13,400	849,369
Entegris, Inc.*	9,900	100,188
Fairchild Semiconductor International, Inc.*	10,000	167,100
FEI Co.*	3,000	114,570
First Solar, Inc.*	4,200	555,534
GT Solar International, Inc.*	9,400	152,280
Hittite Microwave Corp.*	1,900	117,629
Hynix Semiconductor, Inc.	29,130	687,978
Integrated Device Technology, Inc.*	12,000	94,320
Intel Corp.	800,740	17,744,398
International Rectifier Corp.*	5,400	151,038
Intersil Corp., Class A	9,800	125,930
KLA-Tencor Corp.	12,900	522,192
Lam Research Corp.*	9,600	425,088
Linear Technology Corp.	48,300	1,594,866
LSI Corp.*	48,000	341,760
Marvell Technology Group Ltd.*	40,800	602,412
Maxim Integrated Products, Inc.	72,685	1,857,829
MEMC Electronic Materials, Inc.*	18,200	155,246
Micrel, Inc.	3,700	39,146
Microchip Technology, Inc.	14,600	553,486
Micron Technology, Inc.*	65,700	491,436
Microsemi Corp.*	6,800	139,400
MKS Instruments, Inc.	4,100	108,322
National Semiconductor Corp.	18,400	452,824
Netlogic Microsystems, Inc.*	43,820	1,771,204
Novellus Systems, Inc.*	6,900	249,366
NVIDIA Corp.*	70,400	1,121,824
OmniVision Technologies, Inc.*	3,368	117,240
ON Semiconductor Corp.*	521,341	5,458,440
PMC-Sierra, Inc.*	18,400	139,288
Power Integrations, Inc.	2,300	88,389
Rambus, Inc.*	7,500	110,100
RF Micro Devices, Inc.*	21,800	133,416
Samsung Electronics Co., Ltd.	1,336	1,038,392
Semtech Corp.*	4,900	133,966
Seoul Semiconductor Co., Ltd.	1,837	50,375
Silicon Laboratories, Inc.*	3,500	144,410
Skyworks Solutions, Inc.*	180,429	4,146,258
SMA Solar Technology AG	1,830	203,900
Spansion, Inc., Class A*	65,255	1,257,464
SunPower Corp., Class A*	4,131	79,852
Teradyne, Inc.*	14,400	213,120

	Number of Shares	Value (Note 1)

Tessera Technologies, Inc.*	4,000	$68,560
Texas Instruments, Inc.	289,295	9,497,555
TriQuint Semiconductor, Inc.*	12,500	127,375
Varian Semiconductor Equipment Associates, Inc.*	5,837	358,625
Veeco Instruments, Inc.*	3,100	150,071
Xilinx, Inc.	49,800	1,816,206

		86,334,816

Software (17.3%)
ACI Worldwide, Inc.*	2,400	81,048
Activision Blizzard, Inc.	37,900	442,672
Adobe Systems, Inc.*	39,100	1,229,695
Advent Software, Inc.*	2,400	67,608
ANSYS, Inc.*	7,100	388,157
Ariba, Inc.*	33,095	1,140,785
Aspen Technology, Inc.*	4,600	79,028
Autodesk, Inc.*	17,700	683,220
Blackbaud, Inc.	3,500	97,020
Blackboard, Inc.*	2,600	112,814
BMC Software, Inc.*	36,054	1,972,154
BroadSoft, Inc.*	500	19,065
CA, Inc.	29,400	671,496
Cadence Design Systems, Inc.*	20,500	216,480
Citrix Systems, Inc.*	118,531	9,482,480
CommVault Systems, Inc.*	3,400	151,130
Compuware Corp.*	17,300	168,848
Concur Technologies, Inc.*	3,500	175,245
Electronic Arts, Inc.*	25,600	604,160
FactSet Research Systems, Inc.	3,600	368,352
Fair Isaac Corp.	3,200	96,640
Fortinet, Inc.*	6,800	185,572
Informatica Corp.*	111,265	6,501,214
Intuit, Inc.*	201,795	10,465,089
JDA Software Group, Inc.*	3,300	101,937
Lawson Software, Inc.*	10,000	112,200
Longtop Financial Technologies Ltd. (ADR)*†(b)	155,952	971,971
Mentor Graphics Corp.*	8,700	111,447
MICROS Systems, Inc.*	6,290	312,676
Microsoft Corp.	723,095	18,800,470
MicroStrategy, Inc., Class A*	600	97,608
NetSuite, Inc.*	1,200	47,040
Nuance Communications, Inc.*	18,500	397,195
Oracle Corp.	855,733	28,162,173
Parametric Technology Corp.*	9,000	206,370
Pegasystems, Inc.	1,200	55,860
Progress Software Corp.*	5,304	127,985
QLIK Technologies, Inc.*	24,500	834,470
Quest Software, Inc.*	5,000	113,650
RealD, Inc.*	2,300	53,797
RealPage, Inc.*	2,200	58,234
Red Hat, Inc.*	14,800	679,320
Rovi Corp.*	8,727	500,581
Salesforce.com, Inc.*	97,031	14,455,678
Software AG	8,716	522,189
SolarWinds, Inc.*	2,400	62,736
Solera Holdings, Inc.	5,469	323,546
SuccessFactors, Inc.*	6,000	176,400
Symantec Corp.*	58,300	1,149,676
Synchronoss Technologies, Inc.*	1,800	57,114
Synopsys, Inc.*	11,500	295,665

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

Take-Two Interactive Software, Inc.*	6,800	$103,904
Taleo Corp., Class A*	3,200	118,496
TIBCO Software, Inc.*	416,969	12,100,440
TiVo, Inc.*	9,100	93,639
Ultimate Software Group, Inc.*	2,100	114,303
Verint Systems, Inc.*	1,100	40,744
VirnetX Holding Corp.*	2,500	72,350
VMware, Inc., Class A*	12,046	1,207,370
Websense, Inc.*	3,200	83,104

		118,122,310

Total Information Technology		488,194,059

Materials (0.0%)
Chemicals (0.0%)
Wacker Chemie AG	880	190,266

Total Materials		190,266

Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Softbank Corp.	20,500	776,432

Total Telecommunication Services		776,432

Total Common Stocks (77.7%) (Cost $393,786,655)		530,795,019

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.8%)
iShares S&P North American Technology Sector Index Fund	234,750	14,568,022
Technology Select Sector SPDR Fund	3,899,500	100,217,150

	Number of Shares	Value (Note 1)

Vanguard Information Technology Index ETF	325,400	$20,614,090

Total Investment Companies (19.8%) (Cost $100,872,150)		135,399,262

WARRANT:
Financials (0.3%)
Capital Markets (0.3%)
Merrill Lynch & Co., Inc., expiring 8/6/14*§ (Cost $1,667,016)	61,800	1,626,304

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau
0.000%, 7/1/11
(Cost $19,404,998)	$19,404,998	19,404,998

Total Investments (100.6%) (Cost $515,730,819)		687,225,583
Other Assets Less Liabilities (-0.6%)		(4,152,070)

Net Assets (100%)		$683,073,513

*	Non-income producing.
†	Securities (totalling $971,971 or 0.1% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2011, the market value of these securities amounted to $1,626,304 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.

Glossary:

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,888,305	$—	$—	$35,888,305
Health Care	1,032,933	—	—	1,032,933
Industrials	4,713,024	—	—	4,713,024
Information Technology	457,651,939	29,570,149	971,971	488,194,059
Materials	—	190,266	—	190,266
Telecommunication Services	—	776,432	—	776,432
Investment Companies
Exchange Traded Funds (ETFs)	135,399,262	—	—	135,399,262
Short-Term Investments	—	19,404,998	—	19,404,998
Warrants
Financials	—	1,626,304	—	1,626,304

Total Assets	$634,685,463	$51,568,149	$971,971	$687,225,583

Total Liabilities	$—	$—	$—	$—

Total	$634,685,463	$51,568,149	$971,971	$687,225,583

The Portfolio held no derivative contracts during the six months ended June 30, 2011.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks-Information Technology

Balance as of 12/31/10	$—
Total gains or losses (realized/unrealized) included in earnings	(3,346,448)
Purchases	2,268,435
Sales	(346,760)
Issuances	—
Settlements	—
Transfers into Level 3	2,396,744

Balance as of 6/30/11	$971,971

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/11	$(3,328,414)

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$242,531,753
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$261,521,008

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,952,900
Aggregate gross unrealized depreciation	(9,945,435)

Net unrealized appreciation	$149,007,465

Federal income tax cost of investments	$538,218,118

For the six months ended June 30, 2011, the Portfolio incurred approximately $151 as brokerage commissions with BNP Paribas and $420 with Sanford Bernstein & Co., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $146,004,461 of which $8,812,389 expires in the year 2011, $18,596,528 expires in the year 2016 and $118,595,544 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value (Cost $515,730,819)	$687,225,583
Foreign cash (Cost $2,479,803)	2,486,327
Receivable for securities sold	2,122,908
Receivable from Separate Accounts for Trust shares sold	190,795
Dividends, interest and other receivables	94,533
Other assets	4,170

Total assets	692,124,316

LIABILITIES
Payable for securities purchased	7,721,266
Investment management fees payable	521,652
Payable to Separate Accounts for Trust shares redeemed	483,153
Distribution fees payable - Class B	134,649
Administrative fees payable	98,435
Trustees’ fees payable	9,177
Accrued expenses	82,471

Total liabilities	9,050,803

NET ASSETS	$683,073,513

Net assets were comprised of:
Paid in capital	$649,882,648
Accumulated undistributed net investment income (loss)	(2,223,451)
Accumulated undistributed net realized gains (losses) on investments and foreign currency transactions	(136,087,035)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	171,501,351

Net assets	$683,073,513

Class A
Net asset value, offering and redemption price per share, $13,120,227 / 962,135 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.64

Class B
Net asset value, offering and redemption price per share, $669,953,286 / 50,320,756 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends (net of $18,795 foreign withholding tax)	$2,606,123
Interest	231

Total income	2,606,354

EXPENSES
Investment management fees	3,324,032
Distribution fees - Class B	858,229
Administrative fees	540,704
Custodian fees	54,200
Professional fees	29,512
Printing and mailing expenses	27,386
Trustees’ fees	5,789
Miscellaneous	9,239

Gross expenses	4,849,091
Less: Fees paid indirectly	(24,752)

Net expenses	4,824,339

NET INVESTMENT INCOME (LOSS)	(2,217,985)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	32,330,145
Foreign currency transactions	74,580

Net realized gain (loss)	32,404,725

Change in unrealized appreciation (depreciation) on:
Securities	(4,092,259)
Foreign currency translations	(129,325)

Net change in unrealized appreciation (depreciation)	(4,221,584)

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,183,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,965,156

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,217,985)	$(3,518,312)
Net realized gain (loss) on investments and foreign currency transactions	32,404,725	65,635,917
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,221,584)	37,042,139

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	25,965,156	99,159,744

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 53,272 and 92,965 shares, respectively ]	737,579	1,061,997
Capital shares repurchased [ (66,194) and (193,997) shares, respectively ]	(905,911)	(2,231,169)

Total Class A transactions	(168,332)	(1,169,172)

Class B
Capital shares sold [ 5,562,828 and 13,429,600 shares, respectively ]	74,972,507	150,104,131
Capital shares repurchased [ (7,074,824) and (16,929,890) shares, respectively ]	(94,366,410)	(185,518,398)

Total Class B transactions	(19,393,903)	(35,414,267)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,562,235)	(36,583,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,402,921	62,576,305
NET ASSETS:
Beginning of period	676,670,592	614,094,287

End of period (a)	$683,073,513	$676,670,592

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,223,451)	$(5,466)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class A			2010		2009		2008		2007		2006
Net asset value, beginning of period	$13.10		$11.10		$6.99		$13.18		$11.12		$10.34

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.04	)(e)	(0.01	)(e)	(0.05	)(e)	(0.08	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.57		2.04		4.12		(6.14)		2.14		0.85

Total from investment operations	0.54		2.00		4.11		(6.19)		2.06		0.78

Net asset value, end of period	$13.64		$13.10		$11.10		$6.99		$13.18		$11.12

Total return (b)	4.12%		18.02%		58.80%		(46.97)%		18.53%		7.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,120		$12,776		$11,949		$7,124		$36,248		$28,469
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.13%		1.14%		1.09%		1.41%		1.41%		1.39%
Before fees paid indirectly (a)	1.14%		1.16%		1.19%		1.42%		1.42%		1.43%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.39)%		(0.34)%		(0.08)%		(0.41)%		(0.62)%		(0.69)%
Before fees paid indirectly (a)	(0.39)%		(0.35)%		(0.19)%		(0.42)%		(0.63)%		(0.72)%
Portfolio turnover rate	35%		84%		129%		148%		132%		163%

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
Class B			2010		2009		2008		2007		2006
Net asset value, beginning of period	$12.81		$10.88		$6.86		$12.98		$10.98		$10.23

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.06	)(e)	(0.03	)(e)	(0.07	)(e)	(0.11	)(e)	(0.10	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.54		1.99		4.05		(6.05)		2.11		0.85

Total from investment operations	0.50		1.93		4.02		(6.12)		2.00		0.75

Net asset value, end of period	$13.31		$12.81		$10.88		$6.86		$12.98		$10.98

Total return (b)	3.90%		17.74%		58.60%		(47.15)%		18.21%		7.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$669,953		$663,895		$602,145		$331,894		$656,676		$516,556
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.38%		1.39%		1.34%		1.66	%(c)	1.66%		1.64%
Before fees paid indirectly (a)	1.39%		1.41%		1.44%		1.67	%(c)	1.67%		1.68%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.64)%		(0.58)%		(0.33)%		(0.73)%		(0.87)%		(0.94)%
Before fees paid indirectly (a)	(0.65)%		(0.60)%		(0.43)%		(0.74)%		(0.88)%		(0.97)%
Portfolio turnover rate	35%		84%		129%		148%		132%		163%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Equity 500 Index Portfolio	18.6%
EQ/Core Bond Index Portfolio	16.1
EQ/Global Multi-Sector Equity Portfolio	13.6
EQ/International ETF Portfolio	13.3
Multimanager Multi-Sector Bond Portfolio	9.1
EQ/Global Bond PLUS Portfolio	7.2
EQ/PIMCO Ultra Short Bond Portfolio	5.5
EQ/Small Company Index Portfolio	4.6
Multimanager Large Cap Value Portfolio	3.6
Multimanager Mid Cap Value Portfolio	3.2
Multimanager Aggressive Equity Portfolio	3.0
Multimanager Mid Cap Growth Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,041.00	$1.77
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,039.90	3.03
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,493,963	$14,794,784
EQ/Equity 500 Index Portfolio‡	738,765	17,152,126
EQ/Global Bond PLUS Portfolio‡	638,251	6,556,589
EQ/Global Multi-Sector Equity Portfolio‡	959,182	12,495,960
EQ/International ETF Portfolio‡	1,632,857	12,268,667
EQ/PIMCO Ultra Short Bond Portfolio‡	509,374	5,093,898
EQ/Small Company Index Portfolio‡	380,246	4,250,388
Multimanager Aggressive Equity Portfolio‡	96,273	2,802,674
Multimanager Large Cap Value Portfolio‡	319,758	3,294,564
Multimanager Mid Cap Growth Portfolio*‡	202,555	2,055,844
Multimanager Mid Cap Value Portfolio‡	279,638	2,948,497
Multimanager Multi-Sector Bond Portfolio‡	2,093,025	8,335,387

Total Investment Companies (99.5%) (Cost $79,357,732)		92,049,378

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $515,813)	$515,813	$515,813

Total Investments (100.1%) (Cost $79,873,545)		92,565,191
Other Assets Less Liabilities (-0.1%)		(82,413)

Net Assets (100%)		$92,482,778

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$18,005,147	$1,028,348	$4,552,481	$14,794,784	$—	$667
EQ/Equity 500 Index Portfolio	16,883,687	1,903,777	2,646,334	17,152,126	—	4,788
EQ/Global Bond PLUS Portfolio	6,318,986	718,211	662,759	6,556,589	—	2,931
EQ/Global Multi-Sector Equity Portfolio	12,793,237	881,441	1,367,384	12,495,960	—	324,600
EQ/International ETF Portfolio	11,552,389	941,441	846,303	12,268,667	—	(29,319)
EQ/PIMCO Ultra Short Bond Portfolio	500,333	4,575,000	—	5,093,898	—	—
EQ/Small Company Index Portfolio	2,956,406	1,268,522	197,576	4,250,388	—	14,234
Multimanager Aggressive Equity Portfolio	2,617,187	163,230	146,499	2,802,674	—	4,794
Multimanager Large Cap Value Portfolio	3,823,190	228,522	972,127	3,294,564	—	(10,316)
Multimanager Mid Cap Growth Portfolio	1,762,707	312,199	191,311	2,055,844	—	5,370
Multimanager Mid Cap Value Portfolio	2,807,168	130,584	118,091	2,948,497	—	2,942
Multimanager Multi-Sector Bond Portfolio	8,084,768	652,921	633,109	8,335,387	—	(27,936)

	$88,105,205	$12,804,196	$12,333,974	$92,049,378	$—	$292,755

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	—	92,049,378	—	92,049,378
Short-Term Investments	—	515,813	—	515,813

Total Assets	$—	$92,565,191	$—	$92,565,191

Total Liabilities	$—	$—	$—	$—

Total	$—	$92,565,191	$—	$92,565,191

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$12,804,196
Net Proceeds of Sales and Redemptions:
Investment Companies	$12,626,729

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,630,742
Aggregate gross unrealized depreciation	(2,151)

Net unrealized appreciation	$12,628,591

Federal income tax cost of investments	$79,936,600

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $79,357,732)	$92,049,378
Unaffiliated Issuers (Cost $515,813)	515,813
Receivable from Separate Accounts for Trust shares sold	42,205
Other assets	423

Total assets	92,607,819

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	32,211
Administrative fees payable	13,795
Payable for securities purchased	11,853
Distribution fees payable - Class B	9,089
Investment management fees payable	1,847
Trustees’ fees payable	293
Accrued expenses	55,953

Total liabilities	125,041

NET ASSETS	$92,482,778

Net assets were comprised of:
Paid in capital	$98,041,198
Accumulated undistributed net investment income (loss)	(210,579)
Accumulated undistributed net realized gain (loss) on investments	(18,039,487)
Unrealized appreciation (depreciation) on investments	12,691,646

Net assets	$92,482,778

Class A
Net asset value, offering and redemption price per share, $47,600,917 / 5,069,462 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.39

Class B
Net asset value, offering and redemption price per share, $44,881,861 / 4,783,774 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.38

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Administrative fees	$83,211
Distribution fees - Class B	54,906
Investment management fees	44,729
Custodian fees	35,706
Professional fees	23,414
Printing and mailing expenses	3,495
Trustees’ fees	738
Miscellaneous	1,432

Gross expenses	247,631
Less: Waiver from investment advisor	(36,133)

Net expenses	211,498

NET INVESTMENT INCOME (LOSS)	(211,498)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	292,755
Net change in unrealized appreciation (depreciation) on securities	3,473,951

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,766,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,555,208

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(211,498)	$1,275,385
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	292,755	(4,972,477)
Net change in unrealized appreciation (depreciation) on investments	3,473,951	12,191,800

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,555,208	8,494,708

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(736,246)
Class B	—	(571,464)

	—	(1,307,710)

Distributions from net realized capital gains
Class A	—	(246,737)
Class B	—	(227,139)

	—	(473,876)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,781,586)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 380,977 and 710,741 shares, respectively ]	3,521,987	6,104,578
Capital shares issued in reinvestment of dividends and distributions [ 0 and 109,539 shares, respectively ]	—	982,983
Capital shares repurchased [ (271,675) and (945,474) shares, respectively ]	(2,503,396)	(8,145,301)

Total Class A transactions	1,018,591	(1,057,740)

Class B
Capital shares sold [ 657,921 and 1,753,907 shares, respectively ]	6,095,303	15,029,177
Capital shares issued in reinvestment of dividends and distributions [ 0 and 88,951 shares, respectively ]	—	798,603
Capital shares repurchased [ (626,444) and (1,383,752) shares, respectively ]	(5,804,015)	(11,740,849)

Total Class B transactions	291,288	4,086,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,309,879	3,029,191

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,865,087	9,742,313
NET ASSETS:
Beginning of period	87,617,691	77,875,378

End of period (a)	$92,482,778	$87,617,691

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(210,579)	$919

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A			2010	2009	2008	2007
Net asset value, beginning of period	$9.02		$8.30	$7.17	$10.85	$10.54	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.14 (e)	0.30 (e)	0.40 (e)	0.26 (e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.39		0.78	1.17	(3.69)	0.53	0.56

Total from investment operations	0.37		0.92	1.47	(3.29)	0.79	0.79

Less distributions:
Dividends from net investment income	—		(0.15)	(0.33)	(0.31)	(0.35)	(0.25)
Distributions from net realized gains	—		(0.05)	(0.01)	(0.08)	(0.13)	—	#

Total dividends and distributions	—		(0.20)	(0.34)	(0.39)	(0.48)	(0.25)

Net asset value, end of period	$9.39		$9.02	$8.30	$7.17	$10.85	$10.54

Total return (b)	4.10%		11.02%	20.57%	(30.31)%	7.49%	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,601		$44,737	$42,218	$33,119	$580	$540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.43%		0.46%	0.60%	0.55%	1.81%	7.98	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.63%	3.88%	4.45%	2.37%	6.68	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.43)%		1.52%	3.63%	4.25%	0.91%	(1.66	)%(l)
Portfolio turnover rate	14%		34%	24%	43%	12%	3%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,							August 31, 2006* to December 31, 2006
Class B			2010	2009		2008		2007
Net asset value, beginning of period	$9.02		$8.31	$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13 (e)	0.30	(e)	0.36	(e)	0.46	(e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	0.39		0.75	1.16		(3.67)		0.30		0.39

Total from investment operations	0.36		0.88	1.46		(3.31)		0.76		0.78

Less distributions:
Dividends from net investment income	—		(0.12)	(0.31)		(0.29)		(0.32)		(0.24)
Distributions from net realized gains	—		(0.05)	(0.01)		(0.08)		(0.13)		—	#

Total dividends and distributions	—		(0.17)	(0.32)		(0.37)		(0.45)		(0.24)

Net asset value, end of period	$9.38		$9.02	$8.31		$7.17		$10.85		$10.54

Total return (b)	3.99%		10.61%	20.40%		(30.50)%		7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,882		$42,881	$35,657		$23,402		$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.68%		0.71%	0.85	%(c)	0.80	%(c)	2.06	%(c)	8.23	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.49%	3.96%		3.97%		4.12%		11.01	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.68)%		1.38%	3.70%		3.63%		2.72%		3.72	%(l)
Portfolio turnover rate	14%		34%	24%		43%		12%		3%

*	Commencement of operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Equity 500 Index Portfolio	28.4%
EQ/Global Multi-Sector Equity Portfolio	15.6
EQ/International ETF Portfolio	15.6
EQ/Core Bond Index Portfolio	8.5
EQ/Small Company Index Portfolio	7.1
Multimanager Multi-Sector Bond Portfolio	6.3
EQ/Global Bond PLUS Portfolio	4.7
EQ/PIMCO Ultra Short Bond Portfolio	3.6
Multimanager Mid Cap Value Portfolio	3.4
Multimanager Large Cap Value Portfolio	3.1
Multimanager Aggressive Equity Portfolio	2.5
Multimanager Mid Cap Growth Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,046.00	$1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,043.70	3.04
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	929,018	$9,200,108
EQ/Equity 500 Index Portfolio‡	1,322,394	30,702,422
EQ/Global Bond PLUS Portfolio‡	490,899	5,042,885
EQ/Global Multi-Sector Equity Portfolio‡	1,297,278	16,900,578
EQ/International ETF Portfolio‡	2,240,484	16,834,142
EQ/PIMCO Ultra Short Bond Portfolio‡	391,471	3,914,828
EQ/Small Company Index Portfolio‡	689,021	7,701,880
Multimanager Aggressive Equity Portfolio‡	92,585	2,695,299
Multimanager Large Cap Value Portfolio‡	325,284	3,351,498
Multimanager Mid Cap Growth Portfolio*‡	127,324	1,292,276
Multimanager Mid Cap Value Portfolio‡	347,840	3,667,624
Multimanager Multi-Sector Bond Portfolio‡	1,702,979	6,782,045

Total Investment Companies (99.7%) (Cost $96,163,620)		108,085,585

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $503,000)	$503,000	$503,000

Total Investments (100.2%) (Cost $96,666,620)		108,588,585
Other Assets Less Liabilities (-0.2%)		(234,113)

Net Assets (100%)		$108,354,472

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,914,183	$756,062	$2,692,305	$9,200,108	$—	$(1,648)
EQ/Equity 500 Index Portfolio	29,982,026	2,411,225	3,467,617	30,702,422	—	(35,253)
EQ/Global Bond PLUS Portfolio	4,869,171	531,287	496,896	5,042,885	—	5,998
EQ/Global Multi-Sector Equity Portfolio	15,686,520	1,752,349	1,291,805	16,900,578	—	(73,255)
EQ/International ETF Portfolio	15,958,235	1,287,349	1,332,224	16,834,142	—	(113,674)
EQ/PIMCO Ultra Short Bond Portfolio	300,200	3,600,000	—	3,914,828	—	—
EQ/Small Company Index Portfolio	6,230,248	1,500,419	467,394	7,701,880	—	(3,184)
Multimanager Aggressive Equity Portfolio	2,518,235	224,775	200,250	2,695,299	—	12,512
Multimanager Large Cap Value Portfolio	4,565,248	326,946	1,847,669	3,351,498	—	(88,196)
Multimanager Mid Cap Growth Portfolio	1,169,479	204,341	185,695	1,292,276	—	7,726
Multimanager Mid Cap Value Portfolio	3,499,141	102,171	94,205	3,667,624	—	2,504
Multimanager Multi-Sector Bond Portfolio	7,589,719	551,723	1,554,286	6,782,045	—	(32,050)

	$103,282,405	$13,248,647	$13,630,346	$108,085,585	$—	$(318,520)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	—	108,085,585	—	108,085,585
Short-Term Investments	—	503,000	—	503,000

Total Assets	$—	$108,588,585	$—	$108,588,585

Total Liabilities	$—	$—	$—	$—

Total	$—	$108,588,585	$—	$108,588,585

The Portfolio held no derivatives contracts during the six months ending June 30, 2011.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$13,248,647
Net Proceeds of Sales and Redemptions:
Investment Companies	$13,311,826

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,052,623
Aggregate gross unrealized depreciation	(104,135)

Net unrealized appreciation	$11,948,488

Federal income tax cost of investments	$96,640,097

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $96,163,620)	$108,085,585
Unaffiliated Issuers (Cost $503,000)	503,000
Receivable from Separate Accounts for Trust shares sold	52,883
Other assets	489

Total assets	108,641,957

LIABILITIES
Payable for securities purchased	112,353
Payable to Separate Accounts for Trust shares redeemed	86,534
Administrative fees payable	15,794
Distribution fees payable - Class B	11,970
Investment management fees payable	4,235
Trustees’ fees payable	375
Accrued expenses	56,224

Total liabilities	287,485

NET ASSETS	$108,354,472

Net assets were comprised of:
Paid in capital	$110,707,703
Accumulated undistributed net investment income (loss)	(171,486)
Accumulated undistributed net realized gain (loss) on investments	(14,103,710)
Unrealized appreciation (depreciation) on investments	11,921,965

Net assets	$108,354,472

Class A
Net asset value, offering and redemption price per share, $49,133,997 / 5,271,557 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.32

Class B
Net asset value, offering and redemption price per share, $59,220,475 / 6,358,537 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Administrative fees	$95,333
Distribution fees - Class B	71,709
Investment management fees	52,810
Custodian fees	36,053
Professional fees	23,522
Printing and mailing expenses	4,120
Trustees’ fees	869
Miscellaneous	1,534

Gross expenses	285,950
Less: Waiver from investment advisor	(29,357)

Net expenses	256,593

NET INVESTMENT INCOME (LOSS)	(256,593)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(318,520)
Net change in unrealized appreciation (depreciation) on securities	5,184,883

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,866,363

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,609,770

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(256,593)	$1,353,059
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(318,520)	(5,087,625)
Net change in unrealized appreciation (depreciation) on investments	5,184,883	14,274,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,609,770	10,540,122

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(726,620)
Class B	—	(669,391)

	—	(1,396,011)

Distributions from net realized capital gains
Class A	—	(73,783)
Class B	—	(81,757)

	—	(155,540)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,551,551)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 291,267 and 736,747 shares, respectively ]	2,677,226	6,110,558
Capital shares issued in reinvestment of dividends and distributions [ 0 and 90,203 shares, respectively ]	—	800,403
Capital shares repurchased [ (425,734) and (774,675) shares, respectively ]	(3,890,360)	(6,424,363)

Total Class A transactions	(1,213,134)	486,598

Class B
Capital shares sold [ 1,016,652 and 2,493,893 shares, respectively ]	9,355,266	21,040,841
Capital shares issued in reinvestment of dividends and distributions [ 0 and 84,607 shares, respectively ]	—	751,148
Capital shares repurchased [ (706,252) and (1,399,014) shares, respectively ]	(6,503,674)	(11,733,292)

Total Class B transactions	2,851,592	10,058,697

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,638,458	10,545,295

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,248,228	19,533,866
NET ASSETS:
Beginning of period	102,106,244	82,572,378

End of period (a)	$108,354,472	$102,106,244

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(171,486)	$85,107

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A			2010	2009	2008	2007
Net asset value, beginning of period	$8.91		$8.08	$6.81	$11.02	$10.65	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.13 (e)	0.28 (e)	0.36 (e)	0.21 (e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.43		0.84	1.32	(4.20)	0.60	0.68

Total from investment operations	0.41		0.97	1.60	(3.84)	0.81	0.87

Less distributions:
Dividends from net investment income	—		(0.13)	(0.31)	(0.26)	(0.30)	(0.22)
Distributions from net realized gains	—		(0.01)	(0.02)	(0.11)	(0.14)	—	#

Total dividends and distributions	—		(0.14)	(0.33)	(0.37)	(0.44)	(0.22)

Net asset value, end of period	$9.32		$8.91	$8.08	$6.81	$11.02	$10.65

Total return (b)	4.60%		12.11%	23.56%	(34.83)%	7.62%	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,134		$48,179	$43,236	$31,868	$585	$544
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.41%		0.45%	0.61%	0.57%	1.51%	7.39	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.56%	3.80%	4.11%	1.86%	5.55	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.41)%		1.46%	3.54%	3.90%	0.69%	(2.33	)%(l)
Portfolio turnover rate	12%		24%	17%	21%	15%	2%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,						August 31, 2006* to December 31, 2006
Class B			2010	2009	2008		2007
Net asset value, beginning of period	$8.92		$8.08	$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.13 (e)	0.29 (e)	0.31	(e)	0.35	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.42		0.83	1.29	(4.16)		0.43		0.55

Total from investment operations	0.39		0.96	1.58	(3.85)		0.78		0.86

Less distributions:
Dividends from net investment income	—		(0.11)	(0.29)	(0.25)		(0.27)		(0.21)
Distributions from net realized gains	—		(0.01)	(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	—		(0.12)	(0.31)	(0.36)		(0.41)		(0.21)

Net asset value, end of period	$9.31		$8.92	$8.08	$6.81		$11.02		$10.65

Total return (b)	4.37%		11.95%	23.25%	(35.00)%		7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,220		$53,927	$39,336	$22,355		$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.66%		0.70%	0.86%	0.82	%(c)	1.76	%(c)	7.64	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.54%	3.98%	3.40%		3.10%		8.86	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.66)%		1.44%	3.72%	3.05%		2.03%		2.18	%(l)
Portfolio turnover rate	12%		24%	17%	21%		15%		2%

*	Commencement of operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) As of June 30, 2011
EQ/Equity 500 Index Portfolio	34.9%
EQ/Global Multi-Sector Equity Portfolio	17.7
EQ/International ETF Portfolio	17.4
EQ/Small Company Index Portfolio	8.4
EQ/Core Bond Index Portfolio	4.3
Multimanager Multi-Sector Bond Portfolio	4.1
Multimanager Large Cap Value Portfolio	3.1
Multimanager Mid Cap Value Portfolio	2.6
EQ/Global Bond PLUS Portfolio	2.4
Multimanager Aggressive Equity Portfolio	2.1
EQ/PIMCO Ultra Short Bond Portfolio	2.0
Multimanager Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,047.40	$1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,047.40	3.05
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period ).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	285,599	$2,828,303
EQ/Equity 500 Index Portfolio‡	993,538	23,067,282
EQ/Global Bond PLUS Portfolio‡	151,894	1,560,373
EQ/Global Multi-Sector Equity Portfolio‡	895,728	11,669,294
EQ/International ETF Portfolio‡	1,531,558	11,507,546
EQ/PIMCO Ultra Short Bond Portfolio‡	128,508	1,285,123
EQ/Small Company Index Portfolio‡	499,364	5,581,889
Multimanager Aggressive Equity Portfolio‡	48,512	1,412,266
Multimanager Large Cap Value Portfolio‡	196,730	2,026,974
Multimanager Mid Cap Growth Portfolio*‡	67,032	680,348
Multimanager Mid Cap Value Portfolio‡	163,860	1,727,732
Multimanager Multi-Sector Bond Portfolio‡	685,101	2,728,386

Total Investment Companies (99.8%) (Cost $56,855,010)		66,075,516

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $294,802)	$294,802	$294,802

Total Investments (100.2%) (Cost $57,149,812)		66,370,318
Other Assets Less Liabilities (-0.2%)		(132,016)

Net Assets (100%)		$66,238,302

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$3,194,454	$286,635	$721,669	$2,828,303	$—	$(250)
EQ/Equity 500 Index Portfolio	21,750,710	2,096,963	2,097,777	23,067,282	—	(43,714)
EQ/Global Bond PLUS Portfolio	1,437,891	196,119	116,849	1,560,373	—	437
EQ/Global Multi-Sector Equity Portfolio	10,761,643	1,086,197	657,928	11,669,294	—	(8,341)
EQ/International ETF Portfolio	10,451,138	1,156,197	667,373	11,507,546	—	(17,786)
EQ/PIMCO Ultra Short Bond Portfolio	300,200	980,000	—	1,285,123	—	—
EQ/Small Company Index Portfolio	4,957,454	552,410	250,873	5,581,889	—	1,744
Multimanager Aggressive Equity Portfolio	1,253,853	181,033	105,869	1,412,266	—	2,396
Multimanager Large Cap Value Portfolio	1,830,349	241,377	141,424	2,026,974	—	2,928
Multimanager Mid Cap Growth Portfolio	579,521	105,602	62,274	680,348	—	881
Multimanager Mid Cap Value Portfolio	1,620,931	75,430	44,694	1,727,732	—	416
Multimanager Multi-Sector Bond Portfolio	2,740,528	256,463	335,881	2,728,386	—	(2,506)

	$60,878,672	$7,214,426	$5,202,611	$66,075,516	$—	$(63,795)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$66,075,516	$—	$66,075,516
Short-Term Investments	—	294,802	—	294,802

Total Assets	$—	$66,370,318	$—	$66,370,318

Total Liabilities	$—	$—	$—	$—

Total	$—	$66,370,318	$—	$66,370,318

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions during the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$7,214,426
Net Proceeds of Sales and Redemptions:
Investment Companies	$5,138,816

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,291,189
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$9,291,189

Federal income tax cost of investments	$57,079,129

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $56,855,010)	$66,075,516
Unaffiliated Issuers (Cost $294,802)	294,802
Receivable from Separate Accounts for Trust shares sold	26,713
Receivable for securities sold	15,924
Other assets	300

Total assets	66,413,255

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	102,951
Distribution fees payable - Class B	9,131
Administrative fees payable	8,567
Trustees’ fees payable	231
Accrued expenses	54,073

Total liabilities	174,953

NET ASSETS	$66,238,302

Net assets were comprised of:
Paid in capital	64,204,247
Accumulated undistributed net investment income (loss)	(95,328)
Accumulated undistributed net realized gain (loss) on investments	(7,091,123)
Unrealized appreciation (depreciation) on investments	9,220,506

Net assets	$66,238,302

Class A
Net asset value, offering and redemption price per share, $20,430,450 / 2,200,595 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.28

Class B
Net asset value, offering and redemption price per share, $45,807,852 / 4,938,543 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.28

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Administrative fees	$63,689
Distribution fees - Class B	54,909
Custodian fees	35,210
Investment management fees	31,715
Professional fees	23,236
Printing and mailing expenses	2,460
Trustees’ fees	516
Miscellaneous	867

Gross expenses	212,602
Less: Waiver from investment advisor	(46,658)

Net expenses	165,944

NET INVESTMENT INCOME (LOSS)	(165,944)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(63,795)
Net change in unrealized appreciation (depreciation) on securities	3,185,027

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,121,232

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,955,288

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(165,944)	$712,618
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(63,795)	(2,096,634)
Net change in unrealized appreciation (depreciation) on investments	3,185,027	7,732,134

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,955,288	6,348,118

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(257,590)
Class B	—	(482,909)

	—	(740,499)

Distributions from net realized capital gains
Class A	—	(48,649)
Class B	—	(109,172)

	—	(157,821)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(898,320)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 192,630 and 382,387 shares, respectively ]	1,764,499	3,124,839
Capital shares issued in reinvestment of dividends and distributions [ 0 and 34,819 shares, respectively ]	—	306,239
Capital shares repurchased [ (66,595) and (184,103) shares, respectively ]	(610,790)	(1,467,183)

Total Class A transactions	1,153,709	1,963,895

Class B
Capital shares sold [ 722,293 and 2,056,263 shares, respectively ]	6,601,037	17,126,057
Capital shares issued in reinvestment of dividends and distributions [ 0 and 67,300 shares, respectively ]	—	592,081
Capital shares repurchased [ (553,726) and (801,575) shares, respectively ]	(5,101,623)	(6,677,906)

Total Class B transactions	1,499,414	11,040,232

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,653,123	13,004,127

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,608,411	18,453,925
NET ASSETS:
Beginning of period	60,629,891	42,175,966

End of period (a)	$66,238,302	$60,629,891

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(95,328)	$70,616

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A			2010	2009	2008	2007
Net asset value, beginning of period	$8.86		$7.97	$6.59	$11.21	$10.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.12 (e)	0.25 (e)	0.34 (e)	0.17 (e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.44		0.92	1.46	(4.58)	0.66	0.78

Total from investment operations	0.42		1.04	1.71	(4.24)	0.83	0.94

Less distributions:
Dividends from net investment income	—		(0.13)	(0.30)	(0.24)	(0.27)	(0.18)
Distributions from net realized gains	—		(0.02)	(0.03)	(0.14)	(0.11)	—	#

Total dividends and distributions	—		(0.15)	(0.33)	(0.38)	(0.38)	(0.18)

Net asset value, end of period	$9.28		$8.86	$7.97	$6.59	$11.21	$10.76

Total return (b)	4.74%		13.06%	25.92%	(37.94)%	7.75%	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,430		$18,373	$14,680	$10,038	$589	$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.50%		0.60%	0.91%	0.94%	2.48%	9.66	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.47%	3.58%	3.92%	1.48%	4.50	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.50)%		1.22%	3.02%	3.33%	(0.64)%	(4.99	)%(l)
Portfolio turnover rate	8%		18%	22%	12%	6%	4%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,								August 31, 2006* to December 31, 2006
Class B			2010		2009		2008		2007
Net asset value, beginning of period	$8.86		$7.97		$6.60		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.12	(e)	0.27	(e)	0.30	(e)	0.29	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.45		0.89		1.41		(4.55)		0.51		0.74

Total from investment operations	0.42		1.01		1.68		(4.25)		0.80		0.93

Less distributions:
Dividends from net investment income	—		(0.10)		(0.28)		(0.22)		(0.24)		(0.17)
Distributions from net realized gains	—		(0.02)		(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	—		(0.12)		(0.31)		(0.36)		(0.35)		(0.17)

Net asset value, end of period	$9.28		$8.86		$7.97		$6.60		$11.21		$10.76

Total return (b)	4.74%		12.78%		25.41%		(38.01)%		7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$45,808		$42,257		$27,496		$14,430		$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.75%		0.85	%(c)	1.16	%(c)	1.19	%(c)	2.73	%(c)	9.91	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.48%		3.79%		3.34%		2.54%		5.42	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.75)%		1.24%		3.22%		2.59%		0.53%		(3.77	)%(l)
Portfolio turnover rate	8%		18%		22%		12%		6%		4%

*	Commencement of operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2011
EQ/Equity 500 Index Portfolio	40.5%
EQ/International ETF Portfolio	20.4
EQ/Global Multi-Sector Equity Portfolio	18.0
EQ/Small Company Index Portfolio	8.9
Multimanager Large Cap Value Portfolio	3.2
Multimanager Mid Cap Value Portfolio	3.1
Multimanager Aggressive Equity Portfolio	2.3
EQ/Core Bond Index Portfolio	1.8
Multimanager Multi-Sector Bond Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	0.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2011 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period* 1/1/11 - 6/30/11
Class A
Actual	$1,000.00	$1,051.80	$1.78
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	1,049.40	3.05
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	63,029	$624,179
EQ/Equity 500 Index Portfolio‡	595,587	13,827,916
EQ/Global Multi-Sector Equity Portfolio‡	473,186	6,164,536
EQ/International ETF Portfolio‡	928,396	6,975,611
EQ/Small Company Index Portfolio‡	274,267	3,065,762
Multimanager Aggressive Equity Portfolio‡	26,689	776,961
Multimanager Large Cap Value Portfolio‡	104,503	1,076,727
Multimanager Mid Cap Growth Portfolio*‡	28,376	288,005
Multimanager Mid Cap Value Portfolio‡	99,135	1,045,281
Multimanager Multi-Sector Bond Portfolio‡	87,383	348,001

Total Investment Companies (99.7%) (Cost $28,622,242)		34,192,979

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 0.000%, 7/1/11 (Cost $135,733)	$135,733	$135,733

Total Investments (100.1%) (Cost $28,757,975)		34,328,712
Other Assets Less Liabilities (-0.1%)		(42,892)

Net Assets (100%)		$34,285,820

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value June 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$521,716	$207,563	$119,767	$624,179	$—	$(15)
EQ/Equity 500 Index Portfolio	12,109,464	1,749,905	756,404	13,827,916	—	(5,925)
EQ/Global Multi-Sector Equity Portfolio	5,315,698	932,515	308,053	6,164,536	—	11,939
EQ/International ETF Portfolio	6,042,834	932,515	334,308	6,975,611	—	(14,315)
EQ/Small Company Index Portfolio	2,637,980	391,426	130,050	3,065,762	—	4,268
Multimanager Aggressive Equity Portfolio	634,474	149,663	50,014	776,961	—	1,343
Multimanager Large Cap Value Portfolio	906,274	184,201	60,936	1,076,727	—	2,272
Multimanager Mid Cap Growth Portfolio	212,785	80,588	27,754	288,005	—	(100)
Multimanager Mid Cap Value Portfolio	954,815	69,075	23,360	1,045,281	—	344
Multimanager Multi-Sector Bond Portfolio	302,152	57,562	19,660	348,001	—	92

	$29,638,192	$4,755,013	$1,830,306	$34,192,979	$—	$(97)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$34,192,979	$—	$34,192,979
Short-Term Investments	—	135,733	—	135,733

Total Assets	$—	$34,328,712	$—	$34,328,712

Total Liabilities	$—	$—	$—	$—

Total	$—	$34,328,712	$—	$34,328,712

The Portfolio held no derivatives contracts during the six months ended June 30, 2011.

Investment security transactions for the six months ended June 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$4,755,013
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,830,209

As of June 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,585,867
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$5,585,867

Federal income tax cost of investments	$28,742,845

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $28,622,242)	$34,192,979
Unaffiliated Issuers (Cost $135,733)	135,733
Receivable from Separate Accounts for Trust shares sold	12,329
Other assets	145

Total assets	34,341,186

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	5,620
Distribution fees payable - Class B	5,520
Payable for securities purchased	307
Administrative fees payable	266
Trustees’ fees payable	137
Accrued expenses	43,516

Total liabilities	55,366

NET ASSETS	$34,285,820

Net assets were comprised of:
Paid in capital	$33,062,804
Accumulated undistributed net investment income (loss)	(73,244)
Accumulated undistributed net realized gain (loss) on investments	(4,274,477)
Unrealized appreciation (depreciation) on investments	5,570,737

Net assets	$34,285,820

Class A
Net asset value, offering and redemption price per share, $6,519,612 / 730,151 shares outstanding (unlimited amount authorized: $0.001 par value)	$8 .93

Class B
Net asset value, offering and redemption price per share, $27,766,208 / 3,112,143 shares outstanding (unlimited amount authorized: $0.001 par value)	$8 .92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

EXPENSES
Administrative fees	$40,079
Distribution fees - Class B	32,407
Custodian fees	31,862
Professional fees	23,020
Investment management fees	15,975
Printing and mailing expenses	1,234
Trustees’ fees	249
Miscellaneous	752

Gross expenses	145,578
Less: Waiver from investment advisor	(56,054)
Reimbursement from investment advisor	(1,187)

Net expenses	88,337

NET INVESTMENT INCOME (LOSS)	(88,337)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(97)
Net change in unrealized appreciation (depreciation) on securities	1,630,080

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,629,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,541,646

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(88,337)	$303,465
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(97)	(1,114,666)
Net change in unrealized appreciation (depreciation) on investments	1,630,080	4,078,104

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,541,646	3,266,903

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(71,069)
Class B	—	(248,182)

	—	(319,251)

Distributions from net realized capital gains
Class A	—	(26,445)
Class B	—	(111,933)

	—	(138,378)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(457,629)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 93,546 and 127,102 shares, respectively ]	825,466	994,597
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,675 shares, respectively ]	—	97,514
Capital shares repurchased [ (8,136) and (72,638) shares, respectively ]	(71,401)	(567,844)

Total Class A transactions	754,065	524,267

Class B
Capital shares sold [ 569,895 and 1,066,829 shares, respectively ]	5,014,355	8,339,798
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,148 shares, respectively ]	—	360,115
Capital shares repurchased [ (288,410) and (600,615) shares, respectively ]	(2,546,047)	(4,603,930)

Total Class B transactions	2,468,308	4,095,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,222,373	4,620,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,764,019	7,429,524
NET ASSETS:
Beginning of period	29,521,801	22,092,277

End of period (a)	$34,285,820	$29,521,801

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(73,244)	$15,093

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A			2010	2009	2008	2007
Net asset value, beginning of period	$8.49		$7.62	$6.20	$11.16	$10.86	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.11 (e)	0.22 (e)	0.29 (e)	0.13 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.46		0.91	1.52	(4.86)	0.74	0.89

Total from investment operations	0.44		1.02	1.74	(4.57)	0.87	1.01

Less distributions:
Dividends from net investment income	—		(0.11)	(0.29)	(0.20)	(0.23)	(0.15)
Distributions from net realized gains	—		(0.04)	(0.03)	(0.19)	(0.34)	—	#

Total dividends and distributions	—		(0.15)	(0.32)	(0.39)	(0.57)	(0.15)

Net asset value, end of period	$8.93		$8.49	$7.62	$6.20	$11.16	$10.86

Total return (b)	5.18%		13.46%	28.13%	(41.18)%	8.09%	10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,520		$5,475	$4,407	$3,014	$595	$551
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.71%		0.84%	1.33%	1.63%	2.91%	10.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		1.36%	3.35%	3.40%	1.13%	3.47	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.71)%		0.86%	2.37%	2.12%	(1.42)%	(6.92	)%(l)
Portfolio turnover rate	6%		18%	30%	5%	23%	7%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,							August 31, 2006* to December 31, 2006
Class B			2010	2009		2008		2007
Net asset value, beginning of period	$8.50		$7.62	$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.03	)(e)	0.09 (e)	0.25	(e)	0.24	(e)	0.21	(e)	0.18	(e)
Net realized and unrealized gain (loss) on investments	0.45		0.92	1.47		(4.82)		0.63		0.82

Total from investment operations	0.42		1.01	1.72		(4.58)		0.84		1.00

Less distributions:
Dividends from net investment income	—		(0.09)	(0.27)		(0.19)		(0.20)		(0.14)
Distributions from net realized gains	—		(0.04)	(0.03)		(0.19)		(0.34)		—	#

Total dividends and distributions	—		(0.13)	(0.30)		(0.38)		(0.54)		(0.14)

Net asset value, end of period	$8.92		$8.50	$7.62		$6.20		$11.16		$10.86

Total return (b)	4.94%		13.31%	27.80%		(41.33)%		7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,766		$24,047	$17,686		$8,696		$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.96%		1.09%	1.58	%(c)	1.88	%(c)	3.16	%(c)	10.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		1.21%	3.78%		2.71%		1.78%		5.06	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.96)%		0.71%	2.78%		1.33%		(0.70)%		(5.07	)%(l)
Portfolio turnover rate	6%		18%	30%		5%		23%		7%

*	Commencement of operations.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

Note 1	Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty diversified Portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), and an allocated portion of the Multimanager Technology Portfolio, is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by FMG LLC (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable Life Insurance Company (“AXA Equitable”), an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other Series of the Trust and to Series of EQ Advisors Trust, a separate registered investment company managed by FMG LLC that currently sell its shares to accounts and plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of FMG LLC), ClearBridge Advisors, LLC, Goodman & Co. NY Ltd., Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”), T. Rowe Price Associates, Inc. and Westfield Capital Management Company L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., Pacific Investment Management Company LLC (“PIMCO”), and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager International Equity Portfolio (advised by AllianceBernstein, BlackRock Investment Management, LLC (“BlackRock”), JPMorgan Investment Management Inc., and Marsico) — Seeks to achieve long-term growth of capital.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC, and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC, and MFS Investment Management) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, BlackRock, Franklin Advisers, Inc. and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Value Portfolio (advised by BlackRock, Diamond Hill Capital Management, Inc. (“Diamond Hill”), Knightsbridge Asset Management, LLC (“Knightsbridge”) and Tradewinds Global Investors LLC) — Seeks to achieve long-term growth of capital. On January 14, 2011, Diamond Hill and Knightsbridge replaced Wellington Management as sub-advisers to the Portfolio.

Multimanager Multi-Sector Bond Portfolio (advised by PIMCO, Post Advisory Group LLC and SSgA FM) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Multimanager Small Cap Growth Portfolio (advised by BlackRock, Lord Abbett & Co. LLC (“Lord Abbett”), Morgan Stanley Investment Management Inc. (“Morgan Stanley”), NorthPointe Capital, LLC (“NorthPointe”)) — Seeks to achieve long-term growth of capital. On January 14, 2011, Morgan Stanley and NorthPointe replaced Eagle Asset Management, Inc. as sub-advisers to the Portfolio. On May 1, 2011, Lord Abbett replaced Wells Capital Management Inc. as a sub-adviser to the Portfolio.

Multimanager Small Cap Value Portfolio (advised by BlackRock, Franklin Advisory Services, LLC, Horizon Asset Management, Inc. (“Horizon Asset”) and Pacific Global Investment Management Company) — Seeks to achieve long-term growth of capital. On January 14, 2011, Horizon Asset was added as a sub-adviser to the Portfolio.

Multimanager Technology Portfolio (advised by FMG LLC, RCM Capital Management LLC, SSgA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums. Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond in making evaluations.

Options that are traded on an exchange are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing service may utilize many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (“ADR”) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making valuations.

During the six months ended June 30, 2011, each of the Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth and Multimanager Small Cap Value held forward foreign currency contracts to either gain exposure to certain currencies, or gain an economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815. The Statement of Operations for each Portfolio reflect realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trusts’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Portfolios’ policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers in and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2011 is included in the Portfolio of Investments.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund (other than ETFs), which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentages, based on Total Investments, of the investments that applied these procedures on June 30, 2011 are as follows:

Portfolios:	Market Value	Percentage of Total Investments
Multimanager International Equity	$760,931,450	90.3%
Multimanager Large Cap Core Equity	19,101,748	2.4
Multimanager Large Cap Value	11,508,595	0.9
Multimanager Mid Cap Growth	5,842,246	1.0
Multimanager Mid Cap Value	2,792,874	0.4
Multimanager Small Cap Growth	6,123,538	0.8
Multimanager Small Cap Value	14,944,239	1.8
Multimanager Technology	32,098,513	4.7

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations, in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for derivative transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and affiliated fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2010 and December 31, 2009, were as follows:

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$64,553,856	$74,484,685	$68,121	$26,706,622	$103,723,297	$2,842,654	$5,670,245	$1,446,446
AXA Conservative-Plus Allocation	48,285,148	52,271,123	596,927	24,875,382	137,056,942	3,625,414	1,625,797	331,489

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Moderate Allocation	$310,108,425	$182,379,868	$3,621,057	$124,240,419	$789,882,043	$12,069,728	$41,006,521	$562,114
AXA Moderate-Plus Allocation	300,628,534	226,195,363	—	137,837,619	1,071,322,419	21,579,273	67,880,293	944,600
AXA Aggressive Allocation	71,535,304	62,222,237	—	37,585,061	378,718,962	3,685,655	8,055,639	2,976,403
Multimanager Aggressive Equity	10,919,558	—	—	—	3,392,378	—	5,484,078	—
Multimanager Core Bond	162,506,315	17,795,982	1,939,567	—	144,363,283	—	2,221,491	—
Multimanager International Equity	29,513,962	—	3,408,597	—	17,912,524	—	1,468,294	—
Multimanager Large Cap Core Equity	3,372,045	—	424,090	—	10,021,263	—	193,561	—
Multimanager Large Cap Value	13,736,418	—	965,747	—	27,123,139	—	281,454	—
Multimanager Mid Cap Growth	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value	4,343,220	—	1,996,210	—	14,178,490	—	162,151	—
Multimanager Multi-Sector Bond	68,138,649	—	884,349	—	71,491,013	—	260,197	—
Multimanager Small Cap Growth	—	—	—	—	—	—	—	—
Multimanager Small Cap Value	1,749,528	—	484,853	—	7,505,579	—	—	—
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	1,409,569	372,017	10,617	481,881	2,960,180	62,359	8,175	3,168
Target 2025 Allocation	1,439,714	111,837	984	378,316	3,010,637	139,325	381	124
Target 2035 Allocation	827,253	71,067	—	243,067	1,523,698	72,394	18,120	528
Target 2045 Allocation	378,965	78,664	—	145,931	804,648	46,510	28,338	11,748

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2011, several Portfolios reduced expenses under these arrangements in the following amounts:

Portfolios:	Amount:
Multimanager Aggressive Equity	$83,446
Multimanager International Equity	211
Multimanager Large Cap Core Equity	12,054
Multimanager Large Cap Value	40,775

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Portfolios:	Amount:
Multimanager Mid Cap Growth	$6,687
Multimanager Mid Cap Value	66,083
Multimanager Small Cap Growth	110,840
Multimanager Small Cap Value	10,091
Multimanager Technology	24,752

Securities Lending:

For all Portfolios (except the AXA Allocation Portfolios and Target Allocation Portfolios), the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investment. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. None of the Portfolios had any loans outstanding at June 30, 2011.

Short Sales Against the Box:

Certain Portfolios enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at

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fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.
Each of the Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio used futures contracts during the six months ended June 30, 2011. Each Portfolio used futures to allow each Portfolio to increase, decrease or change the level of equity exposure during periods when market volatility increased above specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

At June 30, 2011, the following Portfolios had entered into exchange-traded long futures contracts as set forth below in the following table. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $67,562,072. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Futures Collateral
Six Months Ended June 30, 2011

Portfolios:	Market Value of Collateral
Multimanager Aggressive Equity	$28,703,907
Multimanager Core Bond	801,747
Multimanager Large Cap Core Equity	13,375,722

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Futures Collateral
Six Months Ended June 30, 2011

Portfolios:	Market Value of Collateral
Multimanager Large Cap Value	$22,005,087
Multimanager Multi-Sector Bond	2,675,609

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be

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substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc. (“SLH”), a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of SLH. Lehman Brothers International (Europe) (“LBI”), was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. (“LBSF”) filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio had select to be announced (“TBA”) transactions outstanding with SLH as counterparty at the time the entity filed for protection. The TBA transactions associated with the relevant Lehman Brothers entity as counterparty were written down to their estimated recoverable values. The remaining balances due from, or to Lehman Brothers are included on the Statement of Assets and Liabilities of each Portfolio. The estimated recovery values were arrived at using market inputs, including trading levels of Lehman Brothers bonds and other instruments.

At June 30, 2011, the Multimanager Multi-Sector Bond Portfolio held U.S. Treasury securities as collateral for forward foreign currency contracts. The securities held as collateral may not be pledged and therefore are not reflected in the Portfolio’s Portfolio of Investments.

Note 2  Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with FMG LLC. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the

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directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2011, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $12 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100	0.095	0.090
AXA Moderate Allocation	0.100	0.095	0.090
AXA Moderate-Plus Allocation	0.100	0.095	0.090
AXA Aggressive Allocation	0.100	0.095	0.090

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager International Equity	0.850	0.800	0.775	0.750	0.725
Multimanager Large Cap Core Equity	0.700	0.650	0.625	0.600	0.575
Multimanager Large Cap Value	0.750	0.700	0.675	0.650	0.625
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Small Cap Growth	0.850	0.800	0.775	0.750	0.725
Multimanager Small Cap Value	0.850	0.800	0.775	0.750	0.725
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

	(as a percentage of average daily net assets)
Portfolios:	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain

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June 30, 2011 (Unaudited)

limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

Pursuant to an administrative agreement, FMG LLC (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust shall pay to FMG LLC an annual fee in accordance with the following schedule:

(i) $32,500 for each AXA Allocation and Target Allocation Portfolio; $32,500 for each Portfolio of the multi-advised Portfolios whose total average annual net assets are less than $5 billion; and

(ii) With respect to all Portfolios except the AXA Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of each AXA Allocation Portfolio and Target Allocation Portfolio up to and including $15 billion;

0.125% of total average net assets of each AXA Allocation Portfolio and Target Allocation Portfolio in excess of $15 billion and up to and including $20 billion;

0.100% of total average net assets of each AXA Allocation Portfolio and Target Allocation Portfolio in excess of $20 billion;

Note 4	Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into a distribution agreement with AXA Distributors, LLC (“AXA Distributors”), an indirect wholly-owned subsidiary of AXA Equitable (the “Distributor”), pursuant to which the Distributor serves as the principal underwriter of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service.

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Note 6	Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2012 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio (except the AXA Allocation Portfolios) are limited to:

Portfolios:
Multimanager Core Bond	0.75%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Allocation	0.75%
AXA Conservative-Plus Allocation	0.85%
AXA Moderate Allocation	0.90%
AXA Moderate-Plus Allocation	0.95%
AXA Aggressive Allocation	1.00%

During the six months ended June 30, 2011, the Manager received $1,363,640 in recoupment for all of the Portfolios within the Trust. Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2011, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through				Total Eligible For Reimbursement
Portfolios:	2011	2012	2013	2014
AXA Conservative Allocation	$—	$3,242,167	$3,168,426	$1,317,313	$7,727,906
AXA Conservative-Plus Allocation	—	1,888,421	1,536,305	590,144	4,014,870
AXA Moderate Allocation	—	6,185,225	3,485,656	632,926	10,303,807
AXA Moderate-Plus Allocation	—	3,425,707	1,133,282	—	4,558,989
AXA Aggressive Allocation	—	8,063	26,584	—	34,647
Target 2015 Allocation	75,611	165,380	90,474	36,133	367,598
Target 2025 Allocation	76,728	167,830	86,342	29,357	360,257
Target 2035 Allocation	86,731	184,661	117,239	46,658	435,289
Target 2045 Allocation	85,351	163,312	121,004	57,241	426,908

During the six months ended June 30, 2011, BlackRock reimbursed certain Portfolios $188,088 of Investment Management fees from the BlackRock TempFund, which is an underlying investment in these Portfolios. This reimbursement is not eligible for recoupment.

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Portfolios:	Reimbursement Amount
Multimanager International Equity	$ 1,054
Multimanager Mid Cap Growth	37,495
Multimanager Mid Cap Value	47,058
Multimanager Small Cap Growth	50,147
Multimanager Small Cap Value	52,334

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by FMG LLC. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.50% to 0.75%
AXA Conservative-Plus Allocation	0.50% to 0.75%
AXA Moderate Allocation	0.55% to 0.80%
AXA Moderate-Plus Allocation	0.55% to 0.80%
AXA Aggressive Allocation	0.55% to 0.80%
Target 2015 Allocation	0.50% to 0.75%
Target 2025 Allocation	0.50% to 0.75%
Target 2035 Allocation	0.45% to 0.70%
Target 2045 Allocation	0.45% to 0.70%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation*	0.75%	1.00%
AXA Conservative-Plus Allocation*	0.85%	1.10%
AXA Moderate Allocation*	0.90%	1.15%
AXA Moderate-Plus Allocation*	0.95%	1.20%
AXA Aggressive Allocation*	1.00%	1.25%

*	Expenses limited to an expense cap which is inclusive of the Underlying Portfolios’ fees and expenses.

Portfolios:	Class A	Class B
Target 2015 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2025 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2035 Allocation	0.80% to 1.05%	1.05% to 1.30%
Target 2045 Allocation	0.80% to 1.05%	1.05% to 1.30%

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Absent the Expense Limitation Agreement of the AXA Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio and Target Allocation Portfolios would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.77% to 1.02%	1.02% to 1.27%
AXA Conservative-Plus Allocation	0.78% to 1.03%	1.03% to 1.28%
AXA Moderate Allocation	0.81% to 1.06%	1.06% to 1.31%
AXA Moderate-Plus Allocation	0.83% to 1.08%	1.08% to 1.33%
AXA Aggressive Allocation	0.86% to 1.11%	1.11% to 1.36%
Target 2015 Allocation	0.93% to 1.18%	1.18% to 1.43%
Target 2025 Allocation	0.91% to 1.16%	1.16% to 1.41%
Target 2035 Allocation	0.95% to 1.20%	1.20% to 1.45%
Target 2045 Allocation	1.16% to 1.41%	1.41% to 1.66%

The above AXA Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At June 30, 2011, the total amount deferred by the Trustees participating in the Plan was $571,561.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2011, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.02%
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.01
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.01
Multimanager Aggressive Equity	0.07
Multimanager Core Bond	—	#
Multimanager International Equity	0.01
Multimanager Large Cap Core Equity	0.02
Multimanager Large Cap Value	—	#
Multimanager Mid Cap Growth	0.01
Multimanager Mid Cap Value	0.03
Multimanager Multi-Sector Bond	0.01
Multimanager Small Cap Growth	0.05
Multimanager Small Cap Value	0.01
Multimanager Technology	0.04
Target 2015 Allocation	—	#
Target 2025 Allocation	—	#
Target 2035 Allocation	1.65
Target 2045 Allocation	3.11

#	Percentage of ownership is less than 0.005%.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio of the EQ Advisors Trust, also managed by FMG LLC, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2011.

All Asset Allocation
Multimanager Core Bond Portfolio	0.25%
Multimanager International Equity Portfolio	0.30
Multimanager Large Cap Core Equity Portfolio	0.64
Multimanager Large Cap Value Portfolio	0.32
Multimanager Mid Cap Growth Portfolio	0.40
Multimanager Mid Cap Value Portfolio	0.38
Multimanager Small Cap Growth Portfolio	0.61
Multimanager Small Cap Value Portfolio	0.12

	AXA Conservative Allocation Portfolio	AXA Conservative- Plus Allocation Portfolio	AXA Moderate Allocation Portfolio	AXA Moderate - Plus Allocation Portfolio	AXA Aggressive Allocation Portfolio
EQ/International ETF Portfolio	1.28%	3.73%	26.52%	41.20%	11.93%
ATM International Portfolio	1.71	3.97	31.41	47.02	15.88
ATM Large Cap Portfolio	3.06	4.81	28.66	45.07	18.39
ATM Mid Cap Portfolio	2.27	5.40	27.81	46.62	17.88
ATM Small Cap Portfolio	0.71	3.77	28.79	48.94	17.78
EQ/AllianceBernstein Small Cap Growth Portfolio	0.22	0.88	8.92	17.03	5.48
EQ/AXA Franklin Small Cap Value Core Portfolio	—	2.53	22.16	26.84	10.93
EQ/BlackRock Basic Value Equity Portfolio	0.90	1.35	5.87	9.23	3.60
EQ/Boston Advisors Equity Income Portfolio	1.57	2.84	16.87	24.11	7.08
EQ/Core Bond Index Portfolio	9.28	6.19	26.08	22.39	2.26
EQ/GAMCO Small Company Value Portfolio	0.35	0.79	6.08	6.45	4.03
EQ/Global Bond PLUS Portfolio	10.08	8.02	35.38	—	—
EQ/Global Multi-Sector Equity Portfolio	0.42	1.24	8.41	9.59	3.09
EQ/Intermediate Government Bond Index Portfolio	5.61	4.27	19.51	14.96	1.10
EQ/International Core PLUS Portfolio	0.53	1.11	9.35	12.58	3.26
EQ/International Equity Index Portfolio	0.20	0.43	3.46	7.24	3.47
EQ/International Value Plus Portfolio	2.43	3.90	21.39	29.56	11.44
EQ/Large Cap Core PLUS Portfolio	1.14	1.94	11.69	20.76	9.79
EQ/Large Cap Growth Index Portfolio	1.51	2.39	15.05	21.74	8.01
EQ/Large Cap Growth PLUS Portfolio	0.52	0.89	6.69	11.33	5.80
EQ/Large Cap Value PLUS Portfolio	0.51	1.51	11.60	19.93	9.25
EQ/MFS International Growth Portfolio	0.24	0.69	5.53	9.86	5.70
EQ/Mid Cap Index Portfolio	—	0.26	0.81	0.80	0.40
EQ/PIMCO Ultra Short Bond Portfolio	7.52	5.71	26.39	17.72	1.54
EQ/Small Company Index Portfolio	—	0.44	2.57	2.01	0.63

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

	AXA Conservative Allocation Portfolio	AXA Conservative- Plus Allocation Portfolio	AXA Moderate Allocation Portfolio	AXA Moderate - Plus Allocation Portfolio	AXA Aggressive Allocation Portfolio
Multimanager Core Bond Portfolio	8.70%	5.77%	24.91%	22.53%	1.72%
Multimanager International Equity Portfolio	0.42	1.04	14.53	19.56	4.66
Multimanager Large Cap Core Equity Portfolio	2.90	3.29	17.02	37.33	14.30
Multimanager Large Cap Value Portfolio	1.59	2.58	15.85	26.46	12.90
Multimanager Mid Cap Growth Portfolio	1.17	0.91	4.07	3.60	1.20
Multimanager Mid Cap Value Portfolio	0.58	0.40	2.00	2.17	0.98
Multimanager Multi-Sector Bond Portfolio	7.36	6.73	34.12	12.20	0.94
Multimanager Small Cap Growth Portfolio	0.51	1.24	12.66	29.16	10.21
Multimanager Small Cap Value Portfolio	—	0.51	4.04	20.13	0.74

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF Portfolio	3.61%	4.95%	3.39%	2.05%
EQ/Core Bond Index Portfolio	0.22	0.14	0.04	0.01
EQ/Equity 500 Index Portfolio	0.56	1.01	0.76	0.45
EQ/Global Bond PLUS Portfolio	0.46	0.35	0.11	—
EQ/Global Multi-Sector Equity Portfolio	0.49	0.67	0.46	0.24
EQ/PIMCO Ultra Short Bond Portfolio	0.14	0.11	0.04	—
EQ/Small Company Index Portfolio	0.46	0.83	0.60	0.33
Multimanager Aggressive Equity Portfolio	0.16	0.16	0.08	0.05
Multimanager Large Cap Value Portfolio	0.25	0.26	0.16	0.08
Multimanager Mid Cap Growth Portfolio	0.36	0.22	0.12	0.05
Multimanager Mid Cap Value Portfolio	0.46	0.57	0.27	0.16
Multimanager Multi-Sector Bond Portfolio	0.33	0.27	0.11	0.01

Note 9	Substitution and Reorganization Transactions

On September 17, 2010, FMG LLC, on behalf of itself and certain affiliates, effected the substitution of securities issued by the Multimanager Aggressive Equity Portfolio for securities issued by the Multimanager Large Cap Growth Portfolio. For accounting purposes, this transaction was treated as a substitution. The purpose of this substitution was to combine two funds managed by FMG LLC with comparable investment objectives. The substitution was accomplished by a tax-free exchange resulting in the Multimanager Aggressive Equity Portfolio issuing 1,655,085 Class A shares and 9,968,749 Class B shares (valued at $39,434,930 and $233,048,272, respectively) in exchange for Class A shares and Class B shares of the Multimanager Large Cap Growth Portfolio, respectively. The investment portfolio of Multimanager Large Cap Growth, with a fair value of $272,990,080 and identified cost of $226,450,133 at September 17, 2010, was the principal asset acquired by Multimanager Aggressive Equity Portfolio. For financial reporting purposes, assets received and shares issued by Multimanager Aggressive Equity Portfolio were recorded at fair value; however the cost basis of the investments from Multimanager Large Cap Growth Portfolio was carried forward to align ongoing reporting of Multimanager Aggressive Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Growth Portfolio’s net assets at that date of $272,483,202, including $46,539,946 of unrealized appreciation, were combined with those of Multimanager Aggressive Equity Portfolio. Assuming the substitution had been completed on January 1, 2010, the beginning of the annual reporting period of Multimanager Aggressive Equity Portfolio, pro forma results of operations for the year ended December 31, 2010 would include net investment income of $5,021,114 and net gain on investments of $250,479,488, resulting in an increase in net assets from operations of $255,500,602. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Portfolio’s Statement of Operations since the effective date of the transaction, September 17, 2010. Prior to the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $1,264,558,835. Immediately after the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $1,537,042,037.

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2011, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on July 27-28, 2011, the Board of Trustees approved the following changes:

On or about September 1, 2011, EARNEST Partners, LLC will be added as an adviser to the Multimanager International Equity Portfolio.

Effective July 1, 2011, AXA Equitable voluntarily gave up and is not eligible to recoup any waivers or reimbursements made prior to July 1, 2011 for the AXA Moderate-Plus Allocation Portfolio.

At a meeting held on July 27-28, 2011, the Board of Trustees approved the submission of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under 1940 Act, (the “Class A Plan”) for approval by Class A shareholders at a meeting to be held in November 2011. Approval by the Class A shareholders will result in an increase in fees paid by Class A shares of the Trust by 0.25%.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC. The lawsuit was filed derivatively on behalf of the EQ Advisors Trust, a separate registered investment company managed by the Manager. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for alleged excessive fees paid to AXA Equitable and the Manager for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid.

No liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios. The Portfolios are not party to the suit.

APPROVALS OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2011 (UNAUDITED)

At a meeting held on March 17, 2011, the Board of Trustees of the Trust (the “Board”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the Trust (the “Independent Trustees”), unanimously approved an Investment Advisory Agreement (an “Advisory Agreement” or “Agreement”) between AXA Equitable Life Insurance Company (“AXA Equitable”), which then served as the Trust’s investment manager, and Goodman & Co. NY, Ltd. (“Goodman”) under which Goodman would continue to serve as an investment sub-adviser (an “Adviser”) with respect to the Multimanager Aggressive Equity Portfolio (the “Aggressive Portfolio”) following a corporate transaction involving Goodman’s parent company that was deemed to result in an “assignment” (as defined in the 1940 Act), and therefore a termination, of Goodman’s Advisory Agreement. In addition, at meetings held on March 31, 2011 and June 15, 2011, respectively, the Board, including the Independent Trustees, unanimously approved an Interim Advisory Agreement and an Advisory Agreement between AXA Equitable and AXA Equitable Funds Management Group, LLC (“AXA FMG” and together with AXA Equitable, the “Manager”) and Lord Abbett & Co. LLC (“Lord Abbett”), respectively, under which Lord Abbett would serve as an Adviser with respect to the Multimanager Small Cap Growth Portfolio (the “Small Cap Portfolio,” and together with the Aggressive Portfolio, the “Portfolios”).

In reaching its decision to approve each Advisory Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio and Agreement, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Adviser and its affiliates; (2) with respect to the Aggressive Portfolio, performance information for the portion of the Portfolio managed by proposed Adviser as compared to a benchmark and, with respect to the Small Cap Portfolio, performance information for a composite of the proposed Adviser’s other accounts and another fund with substantially similar investment objectives, policies and strategies as compared to a benchmark; (3) the level of the proposed subadvisory fees; (4) economies of scale that may be realized by the Portfolio; and (5) the “fall out” benefits to be realized by the proposed Adviser and its affiliates (i.e., any direct or indirect benefits to be derived by the Adviser and its affiliates from their relationships with the Portfolio). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information furnished at prior Board meetings, as well as information prepared specifically in connection with the approval process, including memoranda and other materials prepared by the Manager and each Adviser. As applicable, these materials described, among other things, the services to be provided by the Adviser as well as the Adviser’s investment personnel, proposed advisory fees and other matters. Information regarding the Adviser and each Agreement was provided to the Trustees prior to and at the relevant meeting. During the relevant meeting, the Trustees discussed the information provided and the Independent Trustees also met in executive session during the relevant meeting to review this information. The Independent Trustees were assisted by independent counsel during these meetings and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. In approving the relevant Agreement with respect to each Portfolio, the Board, including the Independent Trustees, determined that the proposed fee structure was fair and reasonable and that approval of the Agreement was in the best interests of the Portfolio. While attention was given to all information furnished, the following discusses in more detail some of the primary factors relevant to the Board’s decision.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolios by the proposed Advisers under the Agreements considered. In addition to the investment performance information discussed later, the Board considered the responsibilities of each Adviser as well as the Adviser’s experience in serving as an investment adviser for portfolios and accounts similar to the Portfolio it would advise pursuant to the Agreement. The Board also considered that each Adviser would be responsible for (i) making investment decisions on behalf of the portion of the Portfolio that it would advise, (ii) placing all orders for the purchase and sale of investments for the assets advised by the Adviser with brokers or dealers, and (iii) performing related administrative functions. The Board considered, among other things, information regarding each Adviser’s investment process, the qualifications and background of each portfolio manager who would provide services to the portion of the Portfolio that would be advised by the Adviser, and each

Adviser’s best execution trading policies. In addition, with respect to Goodman, the Board considered that, although a change in control of the Adviser necessitated the consideration and approval of the new Advisory Agreement, the new Advisory Agreement was not expected to result in any changes to the investment processes or portfolio managers for the portion of the Aggressive Portfolio advised by Goodman. Based on its review, the Board determined that the nature, quality and extent of the advisory services to be provided by each Adviser were appropriate for the relevant Portfolio in light of its investment objective and, thus, supported a decision to approve the Advisory Agreement.

Performance. With respect to the Aggressive Portfolio, the Board received and reviewed performance data for the Portfolio and the portion of the Portfolio then-managed by Goodman, as compared to an appropriate benchmark. The Board also considered the Adviser’s expertise, resources and proposed methodology for advising the Portfolio, noting that the Adviser would continue to manage the portion of the Portfolio allocated to it in the same manner as it had been managing that portion prior to the change of control that necessitated consideration and approval of the new Agreement. Based on its review, the Board determined that the performance data and related information supported approval of the Advisory Agreement.

With respect to the Small Cap Portfolio, the Board received and reviewed performance data for the Portfolio, for the portion of the Portfolio that the proposed Adviser would advise and for another similar mutual fund advised by the proposed Adviser and a composite of the Adviser’s other accounts with substantially similar investment objectives, policies and strategies as compared to a benchmark. The Board also considered the Adviser’s expertise, resources and proposed methodology for advising the portion of the Portfolio that it would advise. Based on its review, the Board determined that the performance data and related information supported approval of the Advisory Agreement.

Fees. The Board considered the proposed advisory fee for each proposed Adviser with respect to the portion of the Portfolio that it would advise in light of the nature, quality and extent of the services to be provided by the Adviser. With respect to Goodman, the Board also considered that the proposed advisory fee was the same fee that was paid to the Adviser under the Advisory Agreement that was in effect before the Adviser underwent a change of control, and that the Adviser was not proposing any change in such fee. With respect to Lord Abbett, the Board also considered the proposed advisory fee in light of the fees that the Adviser normally charges under other advisory agreements with other clients. The Board further noted that the Manager, and not the Portfolio, would pay each Adviser’s advisory fee and that the proposed advisory fee was negotiated between the Adviser and the Manager. Moreover, the Board noted that the Manager generally is aware of the fees charged by Advisers to other clients and the Manager believes that the fee agreed upon with each Adviser is reasonable in light of the quality of investment advisory services to be rendered. Based on its review, the Board determined that each Adviser’s proposed fee rate is fair and reasonable.

Profitability and Costs. The Board considered the estimated impact of the proposed advisory fees on the profitability of the Manager with respect to the Portfolios. The Board, however, did not consider the costs of the services to be provided and profits to be realized by the proposed Advisers from their relationships with the Portfolios to be material to its evaluation of the Advisory Agreements, noting instead the arm’s-length nature of the relationship between the Manager and each Adviser with respect to the negotiation of the advisory fee rate on behalf the Portfolios. In this connection, the Manager advised the Board that it does not regard the Adviser’s profitability as meaningful to an evaluation of the Advisory Agreements with the Adviser because the willingness of the Adviser to serve in such capacity depends primarily upon negotiations with the Manager, the Manager generally is aware of the fees charged by the Adviser to other clients, and the Manager believes that the fee agreed upon with the Adviser is reasonable in light of the fees charged by the Adviser to comparable clients and the quality of investment advisory services to be rendered. The Board accepted the Manager’s explanation in light of the Board’s findings as to the reasonableness of the proposed advisory fee to be paid with respect to each Portfolio and the fact that each Adviser’s fee would be paid by the Manager.

Economies of Scale. With respect to each Portfolio, the Board considered whether economies of scale would be realized as the Portfolio grows larger and the extent to which this is reflected in the proposed advisory fee schedules. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed advisory fee schedule for Goodman includes breakpoints that would reduce the advisory fee as Portfolio assets under the Adviser’s management increase. The Board also noted that, although the proposed advisory fee schedule for Lord Abbett with respect to the Small Cap Portfolio does not include breakpoints, the proposed fee is lower than the fee the Adviser charges to other accounts and portfolios. In addition, the Board noted that the portion of the Small Cap Portfolio that initially would be advised by Lord Abbett was relatively small and that the Adviser may not realize economies of scale at that asset level. Based on the foregoing, the Board concluded that there was a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out Benefits. The Board noted that an Adviser may derive ancillary benefits from a Portfolio’s operations. For example, the Adviser, through its position as an Adviser to a Portfolio, may engage in soft dollar transactions. The Board considered information provided regarding each Adviser’s procedures for executing portfolio transactions for the Portfolio and the Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board noted that the Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from a Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of an Adviser may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager’s affiliated insurance companies and that the proceeds of those sales may be invested in a Portfolio. Based on its review, the Board determined that any “fall-out” benefits which may accrue to an Adviser are fair and reasonable.

Additional Approvals

In addition, at the meeting of the Trust’s Board of Trustees held on March 17, 2011, the Board, including the Independent Trustees, unanimously approved the transfer of all of the Investment Management Agreements (“Management Agreements”) between the Trust and AXA Equitable from AXA Equitable to AXA FMG in connection with an internal reorganization of AXA Equitable’s investment advisory operations into AXA FMG, a newly-created, wholly-owned subsidiary of AXA Equitable. The Board, including the Independent Trustees, also unanimously approved the transfer of the corresponding Advisory Agreements between AXA Equitable and each Adviser to the Trust’s portfolios from AXA Equitable to AXA FMG to convert those agreements into agreements between AXA FMG and the applicable Adviser. The reorganization did not result in any actual change in the management of any of the Trust’s portfolios or in the control of any investment adviser to any of the Trust’s portfolios, and therefore did not constitute an “assignment” of the Management Agreements or Advisory Agreements under the 1940 Act. The restructuring did not result in any change in the nature, quality or extent of services provided to the portfolios or in the investment operations, investment sub-advisers, portfolio managers, or other investment management personnel providing services to the portfolios. In addition, there was no change in the terms or conditions of any of the Management Agreements or Advisory Agreements or the fees payable thereunder. The only changes made to such agreements were those necessary to convert the agreements into agreements with AXA FMG. The transfers described in this paragraph were effective on May 1, 2011.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (52)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President of FMG LLC. From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Equitable FMG; since July 2004, and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. Seguros de Vida (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	82	None
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (59)	Trustee	From November 2001 to present	From 2001 to present, President of Weichert Enterprise LLC, a private equity investment firm.	20	From 2002 to present, Director of Cinedigm Digital Cinema Corp. (f/k/a Access Integrated Technologies, Inc.); from 2005 to present, director of The Jones Group, Inc.
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (65)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	20	From 2007 to present, Independent Lead Director of the Merger Fund; from 1998 to present, Director and Chairman of Ayco Charitable Foundation.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include EQ Advisor Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (54)	Lead Independent Trustee	Since March 2010; Trustee from November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock- Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	20	None
Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (63)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	20	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (52)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 1, 2011 to present, Chairman of the Board, Chief Executive Officer and President of FMG LLC; from July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Equitable FMG; since July 2004 a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. Seguros de Vida (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (55)	Vice President and Secretary	From November 2001 to present	From May 2011 to present, Senior Vice President and Corporate General Counsel of FMG LLC. From March 2011 to present, Senior Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to March 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (40)	Chief Compliance Officer, Vice President and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC. From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable; from August 2005 to June 2007, Vice President of AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of FMG LLC.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (43)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (49)	Vice President	From November 2001 to present	From May 2011 to present, Vice President of FMG LLC; from February 2001 to present, Vice President of AXA Financial.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President and Assistant Secretary	From September 2006 to present	From May 1, 2011 to present, Vice President and Associate Corporate Counsel of FMG LLC; from May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President	From June 2007 to present	From May 1, 2011 to present, Vice President of FMG LLC; from May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable.
Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (49)	Vice President	From June 2010 to present	From May 1, 2011 to present, Senior Vice President of FMG LLC; from 2011 to present, Vice President of AXA Financial; from November 2001 to June 2007, Treasurer of the Trust; from December 2002 to June 2007, Chief Financial Officer of the Trust; from July 2004 to June 2007, Director, Enterprise Capital Management, Inc.
Richard Guinnessey 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From March 2011 to present	From September 2010 to present, Vice President of AXA Equitable; from November 2005 to September 2010, Assistant Vice President of AXA Equitable.
James D. Kelly 1290 Avenue of the Americas, New York, New York 10104 (43)	Controller	From June 2007 to present	From May 1, 2011 to present, Vice President of FMG LLC; from September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.
Carla M. Byer 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Treasurer	From December 2006 to present	From May 1, 2011 to present, Vice President of FMG LLC; from September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Financial and AXA Equitable.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (37)	Vice President and Risk Officer	From March 2011 to present; from November 2005 to March 2011, Assistant Anti-Money Laundering Compliance Officer	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to present, Associate Compliance Officer of AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant Controller	From February 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG LLC; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant Controller	From February 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable’s FMG LLC; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (39)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 is available (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ STEVEN M. JOENK
Steven M. Joenk
President and Chief Executive Officer
August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ STEVEN M. JOENK
Steven M. Joenk
Chief Executive Officer
August 31, 2011

/s/ BRIAN WALSH
Brian Walsh
Chief Financial Officer
August 31, 2011